UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05629

Voya Investors Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-366-0066

Date of fiscal year end: December 31

Date of reporting period: January 1, 2023 to June 30, 2023

Item 1. Reports to Stockholders.

(a)       The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Voya Investment Management

Semi-Annual Report

June 30, 2023

Classes ADV, I, R6, S and S2

Voya Investors Trust

■	Voya Government Liquid Assets Portfolio	■	VY® Morgan Stanley Global Franchise Portfolio
■	VY® CBRE Global Real Estate	■	VY® T. Rowe Price Capital Appreciation Portfolio
■	VY® Invesco Growth and Income Portfolio	■	VY® T. Rowe Price Equity Income Portfolio
■	VY® JPMorgan Emerging Markets Equity Portfolio

Effective January 24, 2023, the U.S. Securities and Exchange Commission adopted rule and form amendments to require mutual funds to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information deemed important for investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

E-Delivery Sign-up — details inside INVESTMENT MANAGEMENT voyainvestments.com

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month year ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180. Voya Government Liquid Assets Portfolio does not file on Form N-PORT.

The Voya Government Liquid Assets Portfolio files its complete schedule of portfolio holdings with the SEC monthly on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov or the monthly schedule of portfolio holdings are also available at: www.voyainvestments.com and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

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SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2023*	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2023*
Voya Government Liquid Assets Portfolio
Class I	$1,000.00	$1,014.00	0.28%	$1.40	$1,000.00	$1,023.41	0.28%	$1.40
Class S	1,000.00	1,012.80	0.53	2.65	1,000.00	1,022.17	0.53	2.66
Class S2	1,000.00	1,012.00	0.68	3.39	1,000.00	1,021.42	0.68	3.41
VY® CBRE Global Real Estate Portfolio
Class ADV	$1,000.00	$1,021.90	1.47%	$7.37	$1,000.00	$1,017.50	1.47%	$7.35
Class I	1,000.00	1,024.40	0.87	4.37	1,000.00	1,020.48	0.87	4.36
Class S	1,000.00	1,023.50	1.12	5.62	1,000.00	1,019.24	1.12	5.61
Class S2	1,000.00	1,022.20	1.27	6.37	1,000.00	1,018.50	1.27	6.36
VY® Invesco Growth and Income Portfolio
Class ADV	$1,000.00	$1,041.40	1.21%	$6.12	$1,000.00	$1,018.79	1.21%	$6.06
Class I	1,000.00	1,044.20	0.61	3.09	1,000.00	1,021.77	0.61	3.06
Class S	1,000.00	1,043.10	0.86	4.36	1,000.00	1,020.53	0.86	4.31
Class S2	1,000.00	1,042.20	1.01	5.11	1,000.00	1,019.79	1.01	5.06
VY® JPMorgan Emerging Markets Equity Portfolio
Class ADV	$1,000.00	$1,056.00	1.81%	$9.23	$1,000.00	$1,015.82	1.81%	$9.05
Class I	1,000.00	1,058.40	1.21	6.18	1,000.00	1,018.79	1.21	6.06
Class S	1,000.00	1,057.80	1.46	7.45	1,000.00	1,017.55	1.46	7.30
Class S2	1,000.00	1,056.60	1.61	8.21	1,000.00	1,016.81	1.61	8.05

1

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2023*	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2023*
VY® Morgan Stanley Global Franchise Portfolio
Class ADV	$1,000.00	$1,113.00	1.55%	$8.12	$1,000.00	1,017.11	1.55%	$7.75
Class R6	1,000.00	1,116.80	0.95	4.99	1,000.00	1,020.08	0.95	4.76
Class S	1,000.00	1,115.00	1.20	6.29	1,000.00	1,018.84	1.20	6.01
Class S2	1,000.00	1,113.80	1.35	7.08	1,000.00	1,018.10	1.35	6.76
VY® T. Rowe Price Capital Appreciation Portfolio
Class ADV	$1,000.00	$1,109.10	1.24%	$6.48	$1,000.00	1,018.65	1.24%	$6.21
Class I	1,000.00	1,112.40	0.64	3.35	1,000.00	1,021.62	0.64	3.21
Class R6	1,000.00	1,112.70	0.64	3.35	1,000.00	1,021.62	0.64	3.21
Class S	1,000.00	1,111.20	0.89	4.66	1,000.00	1,020.38	0.89	4.46
Class S2	1,000.00	1,110.00	1.04	5.44	1,000.00	1,019.64	1.04	5.21
VY® T. Rowe Price Equity Income Portfolio
Class ADV	$1,000.00	$1,021.80	1.21%	$6.07	$1,000.00	1,018.79	1.21%	$6.06
Class I	1,000.00	1,024.10	0.61	3.06	1,000.00	1,021.77	0.61	3.06
Class S	1,000.00	1,023.70	0.86	4.32	1,000.00	1,020.53	0.86	4.31
Class S2	1,000.00	1,022.50	1.01	5.06	1,000.00	1,019.79	1.01	5.06

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

2

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2023 (Unaudited)

	Voya Government Liquid Assets Portfolio	VY® CBRE Global Real Estate Portfolio	VY® Invesco Growth and Income Portfolio	VY® JPMorgan Emerging Markets Equity Portfolio
ASSETS:
Investments in securities at fair value+*	$—	$172,117,351	$379,134,026	$311,665,776
Short-term investments at fair value †	—	6,907,412	4,887,127	1,294,020
Short-term investments at amortized cost	667,795,109	—	—	—
Repurchase agreements	236,566,000	—	—	—
Cash	27,233	—	—	—
Foreign currencies at value ‡	—	—	33,615	39,826
Receivables:
Investment securities sold	198,725,162	—	641,400	—
Fund shares sold	3,106,144	599,767	984,309	1,033,435
Dividends	5,794	866,734	452,739	573,207
Interest	4,211,816	—	—	—
Foreign tax reclaims	—	242,796	24,422	57,699
Unrealized appreciation on forward foreign currency contracts	—	—	42,387	—
Prepaid expenses	—	26	—	—
Reimbursement due from Investment Adviser	—	26,638	—	12,036
Other assets	20,508	11,647	21,813	23,430
Total assets	1,110,457,766	180,772,371	386,221,838	314,699,429
LIABILITIES:
Income distribution payable	3,710,499	—	—	—
Payable for investment securities purchased	130,953,936	—	337,259	—
Payable for fund shares redeemed	—	3,923	123,764	156
Payable upon receipt of securities loaned	—	5,407,113	—	401,220
Payable for unified fees	213,592	—	183,364	315,799
Payable for investment management fees	—	123,855	—	—
Payable for distribution and shareholder service fees	261,935	17,536	75,522	63,152
Payable to trustees under the deferred compensation plan (Note 6)	20,508	11,647	21,813	23,430
Payable for trustee fees	35,410	430	—	—
Payable for foreign capital gains tax	—	—	—	1,866,908
Other accrued expenses and liabilities	—	60,140	—	—
Total liabilities	135,195,880	5,624,644	741,722	2,670,665
NET ASSETS	$975,261,886	$175,147,727	$385,480,116	$312,028,764
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$975,578,760	$164,498,080	$275,552,559	$286,537,890
Total distributable earnings (loss)	(316,874)	10,649,647	109,927,557	25,490,874
NET ASSETS	$975,261,886	$175,147,727	$385,480,116	$312,028,764

+ Including securities loaned at value	$—	$4,504,306	$—	$369,716
* Cost of investments in securities	$—	$164,681,302	$322,440,433	$263,666,163
† Cost of short-term investments	$—	$6,907,412	$4,887,127	$1,294,020
‡ Cost of foreign currencies	$—	$—	$33,617	$40,061

See Accompanying Notes to Financial Statements

3

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2023 (Unaudited) (continued)

	Voya Government Liquid Assets Portfolio	VY® CBRE Global Real Estate Portfolio	VY® Invesco Growth and Income Portfolio	VY® JPMorgan Emerging Markets Equity Portfolio
Class ADV
Net assets	n/a	$10,220,488	$15,106,147	$38,789,948
Shares authorized	n/a	unlimited	unlimited	unlimited
Par value	n/a	$0.001	$0.001	$0.001
Shares outstanding	n/a	1,095,399	699,181	3,427,843
Net asset value and redemption price per share	n/a	$9.33	$21.61	$11.32
Class I
Net assets	$74,841,656	$103,492,292	$43,208,627	$61,464,763
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	74,861,722	10,734,325	1,966,316	4,842,217
Net asset value and redemption price per share	$1.00	$9.64	$21.97	$12.69
Class S
Net assets	$292,786,712	$60,741,882	$306,935,860	$205,874,342
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	292,866,409	6,334,544	13,768,511	16,537,668
Net asset value and redemption price per share	$1.00	$9.59	$22.29	$12.45
Class S2
Net assets	$607,633,518	$693,065	$20,229,482	$5,899,711
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	607,798,352	71,575	919,771	486,272
Net asset value and redemption price per share	$1.00	$9.68	$21.99	$12.13

See Accompanying Notes to Financial Statements

4

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2023 (Unaudited)

	VY® Morgan Stanley Global Franchise Portfolio	VY® T. Rowe Price Capital Appreciation Portfolio	VY® T. Rowe Price Equity Income Portfolio
ASSETS:
Investments in securities at fair value+*	$326,856,197	$7,477,220,459	$323,926,452
Short-term investments at fair value†	13,562,758	583,609,333	2,040,490
Cash	—	20,330,935	2,668,499
Foreign currencies at value‡	1,078,931	449,930	4,438
Receivables:
Investment securities sold	1,254,480	20,555,667	184,121
Fund shares sold	134,075	659,287	360,486
Dividends	496,416	4,862,763	627,423
Interest	—	17,666,700	4,561
Foreign tax reclaims	215,422	61,546	277,837
Other assets	15,982	227,138	38,750
Total assets	343,614,261	8,125,643,758	330,133,057
LIABILITIES:
Payable for investment securities purchased	1,398,291	147,458,153	4,569
Payable for fund shares redeemed	240,914	1,115,531	94,864
Payable upon receipt of securities loaned	8,600,662	26,320,492	423,802
Payable for unified fees	253,698	4,021,518	159,674
Payable for distribution and shareholder service fees	100,976	1,643,088	79,739
Payable to trustees under the deferred compensation plan (Note 6)	15,982	227,138	38,750
Written options, at fair value^	—	107,264,219	—
Total liabilities	10,610,523	288,050,139	801,398
NET ASSETS	$333,003,738	$7,837,593,619	$329,331,659
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$202,061,753	$6,521,908,781	$237,245,740
Total distributable earnings	130,941,985	1,315,684,838	92,085,919
NET ASSETS	$333,003,738	$7,837,593,619	$329,331,659

+ Including securities loaned at value	$8,187,266	$25,564,600	$409,669
* Cost of investments in securities	$239,671,216	$6,952,955,442	$265,589,342
† Cost of short-term investments	$13,562,758	$583,609,333	$2,040,490
‡ Cost of foreign currencies	$1,077,156	$445,048	$4,461
^ Premiums received on written options	$—	$70,207,841	$—

See Accompanying Notes to Financial Statements

5

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2023 (Unaudited) (continued)

	VY® Morgan Stanley Global Franchise Portfolio	VY® T. Rowe Price Capital Appreciation Portfolio	VY® T. Rowe Price Equity Income Portfolio
Class ADV
Net assets	$108,241,881	$1,718,800,988	$58,539,295
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	7,278,577	67,379,410	5,943,761
Net asset value and redemption price per share	$14.87	$25.51	$9.85
Class I
Net assets	n/a	$1,612,987,001	$59,811,472
Shares authorized	n/a	unlimited	unlimited
Par value	n/a	$0.001	$0.001
Shares outstanding	n/a	58,392,011	5,873,452
Net asset value and redemption price per share	n/a	$27.62	$10.18
Class R6
Net assets	$1,549,860	$576,859,100	n/a
Shares authorized	unlimited	unlimited	n/a
Par value	$0.001	$0.001	n/a
Shares outstanding	93,720	20,865,651	n/a
Net asset value and redemption price per share	$16.54	$27.65	n/a
Class S
Net assets	$194,101,222	$3,871,653,007	$136,813,107
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	11,709,394	140,337,809	13,212,015
Net asset value and redemption price per share	$16.58	$27.59	$10.36
Class S2
Net assets	$29,110,775	$57,293,523	$74,167,785
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	1,781,202	2,102,356	7,433,561
Net asset value and redemption price per share	$16.34	$27.25	$9.98

See Accompanying Notes to Financial Statements

6

STATEMENTS OF OPERATIONS for the six months ended June 30, 2023 (Unaudited)

	Voya Government Liquid Assets Portfolio	VY® CBRE Global Real Estate Portfolio	VY® Invesco Growth and Income Portfolio	VY® JPMorgan Emerging Markets Equity Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$53,905	$3,642,071	$4,412,104	$4,624,739
Interest	23,709,057	—	—	—
Securities lending income, net	—	10,683	4,988	6,808
Other	2,364	—	930	760
Total investment income	23,765,326	3,652,754	4,418,022	4,632,307
EXPENSES:
Investment management fees	—	767,259	—	—
Unified fees	1,355,629	—	1,226,343	1,969,153
Distribution and shareholder service fees:
Class ADV	—	31,364	46,424	116,938
Class S	382,102	77,667	384,954	260,662
Class S2	1,201,529	1,427	39,848	12,075
Transfer agent fees:
Class ADV	—	6,355	—	—
Class I	—	59,090	—	—
Class S	—	37,768	—	—
Class S2	—	433	—	—
Shareholder reporting expense	—	11,765	—	—
Professional fees	—	5,430	—	—
Custody and accounting expense	—	32,037	—	—
Trustee fees and expenses	19,910	2,149	4,058	3,246
Miscellaneous expense	3,545	7,170	—	103
Interest expense	—	346	—	174
Total expenses	2,962,715	1,040,260	1,701,627	2,362,351
Waived and reimbursed fees	—	(189,020)	(57,799)	(64,579)
Brokerage commission recapture	—	(1,052)	—	(266)
Net expenses	2,962,715	850,188	1,643,828	2,297,506
Net investment income	20,802,611	2,802,566	2,774,194	2,334,801
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes withheld^)	(86,281)	1,642,969	19,820,410	(2,671,718)
Forward foreign currency contracts	—	—	(218,795)	—
Foreign currency related transactions	—	(35,763)	3,805	(4,520)
Net realized gain (loss)	(86,281)	1,607,206	19,605,420	(2,676,238)
Net change in unrealized appreciation (depreciation) on:
Investments (net of foreign capital gains taxes accrued#)	—	(112,790)	(6,293,287)	17,788,329
Forward foreign currency contracts	—	—	(95,959)	—
Foreign currency related transactions	—	(6,049)	920	4,301
Net change in unrealized appreciation (depreciation)	—	(118,839)	(6,388,326)	17,792,630
Net realized and unrealized gain (loss)	(86,281)	1,488,367	13,217,094	15,116,392
Increase in net assets resulting from operations	$20,716,330	$4,290,933	$15,991,288	$17,451,193

* Foreign taxes withheld	$—	$175,274	$51,878	$554,865
^ Foreign capital gains taxes withheld	$—	$—	$—	$277,758
# Change in foreign capital gains taxes accrued	$—	$—	$—	$37,293

See Accompanying Notes to Financial Statements

7

STATEMENTS OF OPERATIONS for the six months ended June 30, 2023 (Unaudited)

	VY® Morgan Stanley Global Franchise Portfolio	VY® T. Rowe Price Capital Appreciation Portfolio	VY® T. Rowe Price Equity Income Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$3,095,346	$42,684,363	$5,189,726
Interest	—	72,995,579	46,827
Securities lending income, net	1,538	960,883	9,903
Other	774	18,092	808
Total investment income	3,097,658	116,658,917	5,247,264
EXPENSES:
Unified fees	1,576,258	24,073,355	1,063,243
Distribution and shareholder service fees:
Class ADV	316,391	4,915,772	176,148
Class S	234,123	4,747,533	171,383
Class S2	56,586	109,551	148,199
Trustee fees and expenses	3,257	76,564	3,504
Miscellaneous expense	1,916	32,982	2,031
Interest expense	—	11,223	—
Total expenses	2,188,531	33,966,980	1,564,508
Waived and reimbursed fees	(41,957)	—	(50,129)
Net expenses	2,146,574	33,966,980	1,514,379
Net investment income	951,084	82,691,937	3,732,885
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	16,970,048	(27,368,503)	11,123,030
Foreign currency related transactions	4,730	(45,087)	(1,604)
Written options	—	28,296,692	—
Net realized gain	16,974,778	883,102	11,121,426
Net change in unrealized appreciation (depreciation) on:
Investments	17,254,389	781,842,665	(7,537,106)
Foreign currency related transactions	4,905	358	(54)
Written options	—	(65,469,058)	—
Net change in unrealized appreciation (depreciation)	17,259,294	716,373,965	(7,537,160)
Net realized and unrealized gain	34,234,072	717,257,067	3,584,266
Increase in net assets resulting from operations	$35,185,156	$799,949,004	$7,317,151

* Foreign taxes withheld	$96,497	$368,021	$178,295

See Accompanying Notes to Financial Statements

8

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Government Liquid Assets Portfolio		VY® CBRE Global Real Estate Portfolio
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
FROM OPERATIONS:
Net investment income	$20,802,611	$12,799,475	$2,802,566	$3,838,085
Net realized gain (loss)	(86,281)	(230,593)	1,607,206	2,787,078
Net change in unrealized appreciation (depreciation)	—	—	(118,839)	(64,122,051)
Increase (decrease) in net assets resulting from operations	20,716,330	12,568,882	4,290,933	(57,496,888)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	—	—	(977,993)
Class I	(1,739,055)	(1,154,963)	—	(8,681,137)
Class S	(6,572,104)	(4,310,529)	—	(5,868,869)
Class S2	(12,491,452)	(7,333,972)	—	(65,243)
Total distributions	(20,802,611)	(12,799,464)	—	(15,593,242)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	88,039,516	395,452,031	19,687,843	12,899,737
Reinvestment of distributions	17,092,111	12,799,464	—	15,593,242
	105,131,627	408,251,495	19,687,843	28,492,979
Cost of shares redeemed	(139,053,878)	(207,379,451)	(14,400,963)	(24,510,404)
Net increase (decrease) in net assets resulting from capital share transactions	(33,922,251)	200,872,044	5,286,880	3,982,575
Net increase (decrease) in net assets	(34,008,532)	200,641,462	9,577,813	(69,107,555)
NET ASSETS:
Beginning of year or period	1,009,270,418	808,628,956	165,569,914	234,677,469
End of year or period	$975,261,886	$1,009,270,418	$175,147,727	$165,569,914

See Accompanying Notes to Financial Statements

9

STATEMENTS OF CHANGES IN NET ASSETS

	VY® Invesco Growth and Income Portfolio		VY® JPMorgan Emerging Markets Equity Portfolio
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
FROM OPERATIONS:
Net investment income	$2,774,194	$5,665,805	$2,334,801	$350,511
Net realized gain (loss)	19,605,420	26,813,683	(2,676,238)	(20,232,552)
Net change in unrealized appreciation (depreciation)	(6,388,326)	(58,905,696)	17,792,630	(99,307,987)
Increase (decrease) in net assets resulting from operations	15,991,288	(26,426,208)	17,451,193	(119,190,028)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(2,532,628)	—	(12,228,273)
Class I	—	(6,070,318)	—	(17,903,798)
Class S	—	(47,695,696)	—	(65,531,812)
Class S2	—	(3,043,369)	—	(1,984,692)
Total distributions	—	(59,342,011)	—	(97,648,575)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	6,527,284	28,454,023	10,573,193	17,832,438
Reinvestment of distributions	—	59,342,011	—	97,648,575
	6,527,284	87,796,034	10,573,193	115,481,013
Cost of shares redeemed	(35,610,506)	(55,341,882)	(24,918,534)	(55,565,505)
Net increase (decrease) in net assets resulting from capital share transactions	(29,083,222)	32,454,152	(14,345,341)	59,915,508
Net increase (decrease) in net assets	(13,091,934)	(53,314,067)	3,105,852	(156,923,095)
NET ASSETS:
Beginning of year or period	398,572,050	451,886,117	308,922,912	465,846,007
End of year or period	$385,480,116	$398,572,050	$312,028,764	$308,922,912

See Accompanying Notes to Financial Statements

10

STATEMENTS OF CHANGES IN NET ASSETS

	VY® Morgan Stanley Global Franchise Portfolio		VY® T. Rowe Price Capital Appreciation Portfolio
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
FROM OPERATIONS:
Net investment income	$951,084	$1,370,055	$82,691,937	$101,156,255
Net realized gain	16,974,778	25,437,031	883,102	753,338,557
Net change in unrealized appreciation (depreciation)	17,259,294	(103,699,776)	716,373,965	(1,920,453,087)
Increase (decrease) in net assets resulting from operations	35,185,156	(76,892,690)	799,949,004	(1,065,958,275)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(11,201,899)	—	(238,416,391)
Class I	—	—	—	(207,448,890)
Class R6	—	(156,463)	—	(75,642,708)
Class S	—	(19,089,147)	—	(547,342,082)
Class S2	—	(2,892,423)	—	(8,176,336)
Total distributions	—	(33,339,932)	—	(1,077,026,407)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	2,956,352	6,855,736	133,991,178	334,183,501
Reinvestment of distributions	—	33,339,932	—	1,077,026,407
	2,956,352	40,195,668	133,991,178	1,411,209,908
Cost of shares redeemed	(23,822,177)	(51,724,749)	(468,095,083)	(733,699,358)
Net increase (decrease) in net assets resulting from capital share transactions	(20,865,825)	(11,529,081)	(334,103,905)	677,510,550
Net increase (decrease) in net assets	14,319,331	(121,761,703)	465,845,099	(1,465,474,132)
NET ASSETS:
Beginning of year or period	318,684,407	440,446,110	7,371,748,520	8,837,222,652
End of year or period	$333,003,738	$318,684,407	$7,837,593,619	$7,371,748,520

See Accompanying Notes to Financial Statements

11

STATEMENTS OF CHANGES IN NET ASSETS

	VY® T. Rowe Price Equity Income Portfolio
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
FROM OPERATIONS:
Net investment income	$3,732,885	$6,657,424
Net realized gain	11,121,426	19,902,193
Net change in unrealized appreciation (depreciation)	(7,537,160)	(40,147,626)
Increase (decrease) in net assets resulting from operations	7,317,151	(13,588,009)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(7,419,583)
Class I	—	(8,572,897)
Class S	—	(17,697,150)
Class S2	—	(9,805,856)
Total distributions	—	(43,495,486)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	6,444,767	32,256,135
Reinvestment of distributions	—	43,495,486
	6,444,767	75,751,621
Cost of shares redeemed	(30,170,535)	(52,270,423)
Net increase (decrease) in net assets resulting from capital share transactions	(23,725,768)	23,481,198
Net decrease in net assets	(16,408,617)	(33,602,297)
NET ASSETS:
Beginning of year or period	345,740,276	379,342,573
End of year or period	$329,331,659	$345,740,276

See Accompanying Notes to Financial Statements

12

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations					Less Distributions										Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)		Total from investment operations	From net investment income		From net realized gains		From return of capital	Total distributions		Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)		($)	($)		($)		($)	($)		($)	($)	(%)(1)	(%)(2)(3)(4)	(%)(2)(3)(4)	(%)(2)(3)(4)	(%)(2)(3)	($000’s)	(%)
Voya Government Liquid Assets Portfolio
Class I
06-30-23+	1.00	0.02	•	0.00	*	0.02	0.02		—		—	0.02		—	1.00	2.28	0.28	0.28	0.28	4.55	74,842	—
12-31-22	1.00	0.02	•	0.00	*	0.02	0.02		—		—	0.02		—	1.00	1.51	0.28	0.24	0.24	1.65	77,571	—
12-31-21	1.00	—	•	0.00	*	0.00	—		0.00	*	—	0.00	*	—	1.00	0.03	0.28	0.05	0.05	0.00	50,337	—
12-31-20	1.00	0.00	*	0.00	*	0.00 *	0.00	*	0.00	*	—	0.00	*	—	1.00	0.30	0.28	0.17	0.17	0.23	64,002	—
12-31-19	1.00	0.02		0.00	*	0.02	0.02		0.00	*	—	0.02		—	1.00	2.01	0.29	0.29	0.29	1.93	52,515	—
12-31-18	1.00	0.02		0.00	*	0.02	0.02		0.00	*	—	0.02		—	1.00	1.61	0.29	0.29	0.29	1.61	62,115	—
Class S
06-30-23+	1.00	0.02	•	0.00	*	0.02	0.02		—		—	0.02		—	1.00	2.15	0.53	0.53	0.53	4.30	292,787	—
12-31-22	1.00	0.01	•	0.00	*	0.01	0.01		—		—	0.01		—	1.00	1.34	0.53	0.40	0.40	1.34	322,096	—
12-31-21	1.00	—	•	0.00	*	0.00	—		0.00	*	—	0.00	*	—	1.00	0.03	0.53	0.05	0.05	0.00	320,548	—
12-31-20	1.00	0.00	*	0.00	*	0.00 *	0.00	*	0.00	*	—	0.00	*	—	1.00	0.24	0.53	0.21	0.21	0.17	375,267	—
12-31-19	1.00	0.02		0.00	*	0.02	0.02		0.00	*	—	0.02		—	1.00	1.75	0.54	0.54	0.54	1.68	314,786	—
12-31-18	1.00	0.01		0.00	*	0.01	0.01		0.00	*	—	0.01		—	1.00	1.36	0.54	0.54	0.54	1.33	354,423	—
Class S2
06-30-23+	1.00	0.02	•	0.00	*	0.02	0.02		—		—	0.02		—	1.00	2.08	0.68	0.68	0.68	4.16	607,634	—
12-31-22	1.00	0.01	•	0.00	*	0.01	0.01		—		—	0.01		—	1.00	1.24	0.68	0.52	0.52	1.37	609,604	—
12-31-21	1.00	—	•	0.00	*	0.00	—		0.00	*	—	0.00	*	—	1.00	0.03	0.68	0.05	0.05	0.00	437,744	—
12-31-20	1.00	0.00	*	0.00	*	0.00 *	0.00	*	0.00	*	—	0.00	*	—	1.00	0.21	0.68	0.23	0.23	0.13	527,457	—
12-31-19	1.00	0.02		0.00	*	0.02	0.02		0.00	*	—	0.02		—	1.00	1.60	0.69	0.69	0.69	1.52	359,294	—
12-31-18	1.00	0.01		0.00	*	0.01	0.01		0.00	*	—	0.01		—	1.00	1.21	0.69	0.69	0.69	1.19	386,368	—
VY® CBRE Global Real Estate Portfolio
Class ADV
06-30-23+	9.13	0.13	•	0.07		0.20	—		—		—	—		—	9.33	2.19	1.69	1.47	1.47	2.76	10,220	46
12-31-22	13.38	0.17	•	(3.54)		(3.37)	0.29		0.59		—	0.88		—	9.13	(25.39)	1.68	1.47	1.47	1.55	10,401	91
12-31-21	10.26	0.17	•	3.24		3.41	0.29		—		—	0.29		—	13.38	33.56	1.66	1.47	1.47	1.48	16,348	74
12-31-20	12.77	0.15	•	(1.11)		(0.96)	0.60		0.95		—	1.55		—	10.26	(5.37)	1.68	1.47	1.47	1.47	14,367	97
12-31-19	10.53	0.17	•	2.34		2.51	0.27		—		—	0.27		—	12.77	23.99	1.62	1.49	1.49	1.40	17,308	77
12-31-18	12.17	0.18	•	(1.24)		(1.06)	0.58		—		—	0.58		—	10.53	(9.10)	1.62	1.49	1.49	1.54	16,608	107
Class I
06-30-23+	9.41	0.17	•	0.06		0.23	—		—		—	—		—	9.64	2.44	1.09	0.87	0.87	3.46	103,492	46
12-31-22	13.79	0.24	•	(3.65)		(3.41)	0.38		0.59		—	0.97		—	9.41	(24.95)	1.08	0.87	0.87	2.19	92,596	91
12-31-21	10.55	0.25	•	3.35		3.60	0.36		—		—	0.36		—	13.79	34.47	1.06	0.87	0.87	2.09	122,954	74
12-31-20	13.11	0.28		(1.21)		(0.93)	0.68		0.95		—	1.63		—	10.55	(4.83)	1.08	0.87	0.87	2.09	96,799	97
12-31-19	10.81	0.25	•	2.41		2.66	0.36		—		—	0.36		—	13.11	24.74	1.02	0.89	0.89	2.02	119,642	77
12-31-18	12.49	0.25	•	(1.27)		(1.02)	0.66		—		—	0.66		—	10.81	(8.52)	1.02	0.89	0.89	2.14	103,029	107
Class S
06-30-23+	9.37	0.15	•	0.07		0.22	—		—		—	—		—	9.59	2.35	1.34	1.12	1.12	3.11	60,742	46
12-31-22	13.72	0.21	•	(3.63)		(3.42)	0.34		0.59		—	0.93		—	9.37	(25.12)	1.33	1.12	1.12	1.90	61,861	91
12-31-21	10.50	0.22	•	3.33		3.55	0.33		—		—	0.33		—	13.72	34.14	1.31	1.12	1.12	1.83	94,359	74
12-31-20	13.04	0.22		(1.16)		(0.94)	0.65		0.95		—	1.60		—	10.50	(5.04)	1.33	1.12	1.12	1.85	81,568	97
12-31-19	10.76	0.22	•	2.39		2.61	0.33		—		—	0.33		—	13.04	24.35	1.27	1.14	1.14	1.76	96,519	77
12-31-18	12.43	0.22	•	(1.26)		(1.04)	0.63		—		—	0.63		—	10.76	(8.74)	1.27	1.14	1.14	1.91	90,159	107

See Accompanying Notes to Financial Statements

13

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)(1)	(%)(2)(3)(4)	(%)(2)(3)(4)	(%)(2)(3)(4)	(%)(2)(3)	($000’s)	(%)
Class S2
06-30-23+	9.47	0.14	•	0.07	0.21	—	—	—	—	—	9.68	2.22	1.49	1.27	1.27	2.96	693	46
12-31-22	13.86	0.20	•	(3.67)	(3.47)	0.33	0.59	—	0.92	—	9.47	(25.25)	1.48	1.27	1.27	1.77	712	91
12-31-21	10.61	0.21	•	3.35	3.56	0.31	—	—	0.31	—	13.86	33.90	1.46	1.27	1.27	1.70	1,016	74
12-31-20	13.15	0.20		(1.17)	(0.97)	0.62	0.95	—	1.57	—	10.61	(5.19)	1.48	1.27	1.27	1.76	796	97
12-31-19	10.85	0.20	•	2.41	2.61	0.31	—	—	0.31	—	13.15	24.15	1.42	1.29	1.29	1.61	906	77
12-31-18	12.52	0.21	•	(1.27)	(1.06)	0.61	—	—	0.61	—	10.85	(8.84)	1.42	1.29	1.29	1.76	850	107
VY® Invesco Growth and Income Portfolio
Class ADV
06-30-23+	20.75	0.11	•	0.75	0.86	—	—	—	—	—	21.61	4.14	1.24	1.21	1.21	1.08	15,106	11
12-31-22	26.21	0.23	•	(2.16)	(1.93)	0.25	3.28	—	3.53	—	20.75	(6.16)	1.24	1.21	1.21	1.00	16,239	18
12-31-21	20.62	0.18	•	5.67	5.85	0.26	—	—	0.26	—	26.21	28.50	1.24	1.21	1.21	0.75	18,354	30
12-31-20	22.73	0.32		(0.32)	0.00 *	0.35	1.76	—	2.11	—	20.62	2.55	1.24	1.24	1.24	1.45	15,543	32
12-31-19	21.15	0.32	•	4.64	4.96	0.50	2.88	—	3.38	—	22.73	24.30	1.24	1.24	1.24	1.43	18,401	22
12-31-18	27.94	0.32	•	(3.71)	(3.39)	0.30	3.10	—	3.40	—	21.15	(13.88)	1.24	1.24	1.24	1.22	16,868	31
Class I
06-30-23+	21.04	0.18	•	0.75	0.93	—	—	—	—	—	21.97	4.42	0.64	0.61	0.61	1.69	43,209	11
12-31-22	26.54	0.37	•	(2.19)	(1.82)	0.40	3.28	—	3.68	—	21.04	(5.59)	0.64	0.61	0.61	1.62	42,132	18
12-31-21	20.86	0.33	•	5.73	6.06	0.38	—	—	0.38	—	26.54	29.21	0.64	0.61	0.61	1.35	41,488	30
12-31-20	23.01	0.39	•	(0.28)	0.11	0.50	1.76	—	2.26	—	20.86	3.22	0.64	0.64	0.64	2.05	30,672	32
12-31-19	21.41	0.46	•	4.69	5.15	0.67	2.88	—	3.55	—	23.01	24.98	0.64	0.64	0.64	2.02	29,773	22
12-31-18	28.23	0.48	•	(3.73)	(3.25)	0.47	3.10	—	3.57	—	21.41	(13.31)	0.64	0.64	0.64	1.82	27,943	31
Class S
06-30-23+	21.37	0.15	•	0.77	0.92	—	—	—	—	—	22.29	4.31	0.89	0.86	0.86	1.43	306,936	11
12-31-22	26.88	0.32	•	(2.22)	(1.90)	0.33	3.28	—	3.61	—	21.37	(5.84)	0.89	0.86	0.86	1.36	319,719	18
12-31-21	21.12	0.27	•	5.82	6.09	0.33	—	—	0.33	—	26.88	28.97	0.89	0.86	0.86	1.10	367,120	30
12-31-20	23.25	0.39		(0.33)	0.06	0.43	1.76	—	2.19	—	21.12	2.90	0.89	0.89	0.89	1.81	317,890	32
12-31-19	21.58	0.41	•	4.73	5.14	0.59	2.88	—	3.47	—	23.25	24.73	0.89	0.89	0.89	1.78	367,941	22
12-31-18	28.43	0.42	•	(3.78)	(3.36)	0.39	3.10	—	3.49	—	21.58	(13.58)	0.89	0.89	0.89	1.56	350,968	31
Class S2
06-30-23+	21.10	0.14	•	0.75	0.89	—	—	—	—	—	21.99	4.22	1.04	1.01	1.01	1.29	20,229	11
12-31-22	26.57	0.28	•	(2.19)	(1.91)	0.28	3.28	—	3.56	—	21.10	(5.99)	1.04	1.01	1.01	1.20	20,482	18
12-31-21	20.88	0.23	•	5.76	5.99	0.30	—	—	0.30	—	26.57	28.78)	1.04	1.01	1.01	0.95	24,924	30
12-31-20	23.00	0.34		(0.30)	0.04	0.40	1.76	—	2.16	—	20.88	2.77	1.04	1.04	1.04	1.66	24,035	32
12-31-19	21.39	0.37	•	4.67	5.04	0.55	2.88	—	3.43	—	23.00	24.47	1.04	1.04	1.04	1.63	27,277	22
12-31-18	28.19	0.37	•	(3.73)	(3.36)	0.34	3.10	—	3.44	—	21.39	(13.67)	1.04	1.04	1.04	1.41	25,812	31
VY® JPMorgan Emerging Markets Equity Portfolio
Class ADV
06-30-23+	10.72	0.06	•	0.54	0.60	—	—	—	—	—	11.32	5.60	1.85	1.81	1.81	1.13	38,790	7
12-31-22	21.50	(0.03	)•	(5.71)	(5.74)	—	5.04	—	5.04	—	10.72	(26.35)	1.86	1.86	1.86	(0.25)	37,190	18
12-31-21	25.92	(0.25	)•	(2.19)	(2.44)	—	1.98	—	1.98	—	21.50	(10.30)	1.86	1.86	1.86	(1.01)	54,012	25
12-31-20	21.02	(0.17)		6.57	6.40	0.01	1.49	—	1.50	—	25.92	32.71	1.85	1.85	1.85	(0.80)	58,266	22
12-31-19	16.95	0.01		5.24	5.25	—	1.18	—	1.18	—	21.02	31.47	1.86	1.86	1.86	0.03	50,224	21
12-31-18	20.52	(0.01)		(3.49)	(3.50)	0.07	—	—	0.07	—	16.95	(17.12)	1.86	1.86	1.86	(0.07)	40,881	21

See Accompanying Notes to Financial Statements

14

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions								Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)		($)	($)	($)	($)	($)	(%)(1)	(%)(2)(3)(4)	(%)(2)(3)(4)	(%)(2)(3)(4)	(%)(2)(3)	($000’s)	(%)
Class I
06-30-23+	11.99	0.11	•	0.59	0.70	—		—	—	—	—	12.69	5.84	1.25	1.21	1.21	1.73	61,465	7
12-31-22	23.10	0.05	•	(6.12)	(6.07)	—		5.04	—	5.04	—	11.99	(25.89)	1.26	1.26	1.26	0.36	60,063	18
12-31-21	27.55	(0.11	)•	(2.36)	(2.47)	—		1.98	—	1.98	—	23.10	(9.78)	1.26	1.26	1.26	(0.40)	80,785	25
12-31-20	22.24	(0.04)		6.98	6.94	0.14		1.49	—	1.63	—	27.55	33.52	1.25	1.25	1.25	(0.20)	94,067	22
12-31-19	17.80	0.13		5.52	5.65	0.03		1.18	—	1.21	—	22.24	32.23	1.26	1.26	1.26	0.62	79,674	21
12-31-18	21.52	0.12		(3.67)	(3.55)	0.17		—	—	0.17	—	17.80	(16.58)	1.26	1.26	1.26	0.53	61,663	21
Class S
06-30-23+	11.77	0.09	•	0.59	0.68	—		—	—	—	—	12.45	5.78	1.50	1.46	1.46	1.48	205,874	7
12-31-22	22.86	0.01	•	(6.06)	(6.05)	—		5.04	—	5.04	—	11.77	(26.11)	1.51	1.51	1.51	0.10	205,544	18
12-31-21	27.35	(0.17	)•	(2.34)	(2.51)	—		1.98	—	1.98	—	22.86	(10.00)	1.51	1.51	1.51	(0.64)	320,977	25
12-31-20	22.08	(0.10	)•	6.94	6.84	0.08		1.49	—	1.57	—	27.35	33.23	1.50	1.50	1.50	(0.45)	411,371	22
12-31-19	17.70	0.08		5.48	5.56	0.00	*	1.18	—	1.18	—	22.08	31.91	1.51	1.51	1.51	0.38	370,441	21
12-31-18	21.40	0.05	•	(3.63)	(3.58)	0.12		—	—	0.12	—	17.70	(16.81)	1.51	1.51	1.51	0.27	319,682	21
Class S2
06-30-23+	11.48	0.08	•	0.57	0.65	—		—	—	—	—	12.13	5.66	1.65	1.61	1.61	1.32	5,900	7
12-31-22	22.50	(0.01	)•	(5.97)	(5.98)	—		5.04	—	5.04	—	11.48	(26.23)	1.66	1.66	1.66	(0.06)	6,126	18
12-31-21	26.98	(0.20	)•	(2.30)	(2.50)	—		1.98	—	1.98	—	22.50	(10.11)	1.66	1.66	1.66	(0.79)	10,071	25
12-31-20	21.80	(0.13	)•	6.85	6.72	0.05		1.49	—	1.54	—	26.98	33.03	1.65	1.65	1.65	(0.60)	13,424	22
12-31-19	17.52	0.05		5.41	5.46	—		1.18	—	1.18	—	21.80	31.64	1.66	1.66	1.66	0.24	11,567	21
12-31-18	21.17	0.04		(3.61)	(3.57)	0.08		—	—	0.08	—	17.52	(16.92)	1.66	1.66	1.66	0.12	10,587	21
VY® Morgan Stanley Global Franchise Portfolio
Class ADV
06-30-23+	13.36	0.03	•	1.48	1.51	—		—	—	—	—	14.87	11.30	1.58	1.55	1.55	0.37	108,242	12
12-31-22	18.19	0.02	•	(3.31)	(3.29)	0.05		1.49	—	1.54	—	13.36	(17.90)	1.58	1.55	1.55	0.16	103,692	14
12-31-21	16.52	0.03	•	3.34	3.37	0.09		1.61	—	1.70	—	18.19	21.26	1.57	1.54	1.54	0.18	138,475	11
12-31-20	16.06	0.06		1.86	1.92	0.09		1.37	—	1.46	—	16.52	12.87	1.57	1.54	1.54	0.40	120,606	16
12-31-19	14.01	0.06		3.89	3.95	0.10		1.80	—	1.90	—	16.06	28.89	1.57	1.54	1.54	0.48	110,093	16
12-31-18	16.98	0.07		(0.23)	(0.16)	0.14		2.67	—	2.81	—	14.01	(2.07)	1.57	1.54	1.54	0.47	78,112	27
Class R6
06-30-23+	14.81	0.07	•	1.66	1.73	—		—	—	—	—	16.54	11.68	0.98	0.95	0.95	0.96	1,550	12
12-31-22	19.98	0.12	•	(3.64)	(3.52)	0.16		1.49	—	1.65	—	14.81	(17.43)	0.98	0.95	0.95	0.77	1,673	14
12-31-21	17.97	0.15	•	3.65	3.80	0.18		1.61	—	1.79	—	19.98	22.01	0.97	0.94	0.94	0.79	1,828	11
12-31-20	17.33	0.17	•	2.01	2.18	0.17		1.37	—	1.54	—	17.97	13.55	0.97	0.94	0.94	0.98	1,301	16
12-31-19	14.97	0.18	•	4.17	4.35	0.19		1.80	—	1.99	—	17.33	29.74	0.97	0.94	0.94	1.07	635	16
12-31-18	17.96	0.19	•	(0.27)	(0.08)	0.24		2.67	—	2.91	—	14.97	(1.51)	0.97	0.94	0.94	1.14	84	27
Class S
06-30-23+	14.87	0.06	•	1.65	1.71	—		—	—	—	—	16.58	11.50	1.23	1.20	1.20	0.72	194,101	12
12-31-22	20.02	0.08	•	(3.64)	(3.56)	0.10		1.49	—	1.59	—	14.87	(17.58)	1.23	1.20	1.20	0.51	185,295	14
12-31-21	18.01	0.10	•	3.65	3.75	0.13		1.61	—	1.74	—	20.02	21.66	1.22	1.19	1.19	0.52	260,008	11
12-31-20	17.36	0.14		2.01	2.15	0.13		1.37	—	1.50	—	18.01	13.28	1.22	1.19	1.19	0.74	260,901	16
12-31-19	15.00	0.14	•	4.16	4.30	0.14		1.80	—	1.94	—	17.36	29.34	1.22	1.19	1.19	0.82	266,633	16
12-31-18	17.97	0.14	•	(0.25)	(0.11)	0.19		2.67	—	2.86	—	15.00	(1.69)	1.22	1.19	1.19	0.81	243,512	27
Class S2
06-30-23+	14.67	0.04	•	1.63	1.67	—		—	—	—	—	16.34	11.38	1.38	1.35	1.35	0.56	29,111	12
12-31-22	19.77	0.06	•	(3.60)	(3.54)	0.07		1.49	—	1.56	—	14.67	(17.72)	1.38	1.35	1.35	0.36	28,024	14
12-31-21	17.80	0.07	•	3.61	3.68	0.10		1.61	—	1.71	—	19.77	21.53	1.37	1.34	1.34	0.37	40,135	11
12-31-20	17.18	0.11		1.98	2.09	0.10		1.37	—	1.47	—	17.80	13.06	1.37	1.34	1.34	0.60	38,585	16
12-31-19	14.86	0.11	•	4.13	4.24	0.12		1.80	—	1.92	—	17.18	29.15	1.37	1.34	1.34	0.67	38,888	16
12-31-18	17.83	0.12		(0.26)	(0.14)	0.16		2.67	—	2.83	—	14.86	(1.89)	1.37	1.34	1.34	0.66	35,431	27

See Accompanying Notes to Financial Statements

15

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions								Ratios to average net assets						Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)		Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)		Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)(1)		(%)(2)(3)(4)	(%)(2)(3)(4)		(%)(2)(3)(4)	(%)(2)(3)		($000’s)	(%)
VY® T. Rowe Price Capital Appreciation Portfolio
Class ADV
06-30-23+	23.00	0.22	•	2.29	2.51	—	—	—	—	—	25.51	10.91		1.24	1.24		1.24	1.84		1,718,801	40
12-31-22	30.88	0.25	•	(4.19)	(3.94)	0.26	3.68	—	3.94	—	23.00	(12.47)		1.24	1.24		1.24	0.95		1,586,695	90
12-31-21	29.91	0.14	•	4.98	5.12	0.16	3.99	—	4.16	—	30.88	17.97		1.24	1.24		1.24	0.47		1,891,868	58
12-31-20	27.98	0.20	•	4.33	4.53	0.29	2.31	—	2.60	—	29.91	17.54		1.24	1.24		1.24	0.71		1,555,873	98
12-31-19	24.10	0.25		5.46	5.71	0.34	1.49	—	1.83	—	27.98	23.99		1.24	1.24		1.24	1.02		1,353,246	53
12-31-18	26.53	0.48		(0.36)	0.12	0.50	2.05	—	2.55	—	24.10	0.10		1.24	1.24		1.24	1.94		990,787	75
Class I
06-30-23+	24.83	0.32	•	2.47	2.79	—	—	—	—	—	27.62	11.24		0.64	0.64		0.64	2.44		1,612,987	40
12-31-22	32.96	0.44	•	(4.48)	(4.04)	0.41	3.68	—	4.09	—	24.83	(11.96)		0.64	0.64		0.64	1.57		1,447,933	90
12-31-21	31.64	0.35	•	5.29	5.64	0.33	3.99	—	4.33	—	32.96	18.67		0.64	0.64		0.64	1.07		1,553,598	58
12-31-20	29.41	0.38	•	4.61	4.99	0.45	2.31	—	2.76	—	31.64	18.28		0.64	0.64		0.64	1.31		1,280,224	98
12-31-19	25.23	0.43		5.73	6.16	0.49	1.49	—	1.98	—	29.41	24.71		0.64	0.64		0.64	1.62		1,673,642	53
12-31-18	27.64	0.67		(0.38)	0.29	0.65	2.05	—	2.70	—	25.23	0.74		0.64	0.64		0.64	2.57		1,245,366	75
Class R6
06-30-23+	24.85	0.32	•	2.48	2.80	—	—	—	—	—	27.65	11.27		0.64	0.64		0.64	2.45		576,859	40
12-31-22	32.98	0.44	•	(4.48)	(4.04)	0.41	3.68	—	4.09	—	24.85	(11.96)		0.64	0.64		0.64	1.55		525,750	90
12-31-21	31.66	0.35	•	5.29	5.64	0.33	3.99	—	4.33	—	32.98	18.66		0.64	0.64		0.64	1.07		620,373	58
12-31-20	29.43	0.38	•	4.61	4.99	0.45	2.31	—	2.76	—	31.66	18.27		0.64	0.64		0.64	1.30		542,043	98
12-31-19	25.24	0.46	•	5.71	6.17	0.49	1.49	—	1.98	—	29.43	24.74		0.64	0.64		0.64	1.62		181,835	53
12-31-18	27.66	0.70	•	(0.42)	0.28	0.65	2.05	—	2.70	—	25.24	0.70		0.64	0.64		0.64	2.57		94,159	75
Class S
06-30-23+	24.83	0.29	•	2.47	2.76	—	—	—	—	—	27.59	11.12		0.89	0.89		0.89	2.19		3,871,653	40
12-31-22	32.96	0.36	•	(4.47)	(4.11)	0.34	3.68	—	4.02	—	24.83	(12.18)		0.89	0.89		0.89	1.30		3,757,937	90
12-31-21	31.64	0.27	•	5.29	5.56	0.25	3.99	—	4.25	—	32.96	18.40		0.89	0.89		0.89	0.82		4,700,019	58
12-31-20	29.42	0.32		4.59	4.91	0.38	2.31	—	2.69	—	31.64	17.97		0.89	0.89		0.89	1.06		4,426,278	98
12-31-19	25.25	0.39	•	5.69	6.08	0.42	1.49	—	1.91	—	29.42	24.36		0.89	0.89		0.89	1.37		4,163,308	53
12-31-18	27.65	0.63	•	(0.40)	0.23	0.58	2.05	—	2.63	—	25.25	0.51		0.89	0.89		0.89	2.29		3,640,431	75
Class S2
06-30-23+	24.55	0.26	•	2.44	2.70	—	—	—	—	—	27.25	11.00		1.04	1.04		1.04	2.04		57,294	40
12-31-22	32.63	0.32	•	(4.43)	(4.11)	0.29	3.68	—	3.97	—	24.55	(12.30)		1.04	1.04		1.04	1.14		53,434	90
12-31-21	31.37	0.22	•	5.23	5.45	0.20	3.99	—	4.19	—	32.63	18.19		1.04	1.04		1.04	0.67		71,364	58
12-31-20	29.19	0.28		4.54	4.82	0.33	2.31	—	2.64	—	31.37	17.82		1.04	1.04		1.04	0.91		70,966	98
12-31-19	25.06	0.34	•	5.65	5.99	0.37	1.49	—	1.86	—	29.19	24.19		1.04	1.04		1.04	1.22		73,222	53
12-31-18	27.47	0.58	•	(0.40)	0.18	0.54	2.05	—	2.59	—	25.06	0.33		1.04	1.04		1.04	2.13		68,741	75
VY® T. Rowe Price Equity Income Portfolio
Class ADV
06-30-23+	9.64	0.09	•	0.12	0.21	—	—	—	—	—	9.85	2.18		1.24	1.21		1.21	1.93		58,539	9
12-31-22	11.48	0.16	•	(0.67)	(0.51)	0.17	1.16	—	1.33	—	9.64	(3.85)		1.24	1.21		1.21	1.57		60,127	18
12-31-21	9.46	0.12	•	2.23	2.35	0.14	0.19	—	0.33	—	11.48	24.97		1.24	1.21		1.21	1.12		58,287	19
12-31-20	9.97	0.17		(0.19)	(0.02)	0.37	0.12	—	0.49	—	9.46	0.64		1.24	1.21		1.21	1.87		47,110	25
12-31-19	10.74	0.21	•	2.42	2.63	0.26	3.14	—	3.40	—	9.97	25.93		1.24	1.21		1.21	1.82		51,293	17
12-31-18	14.34	0.23		(1.38)	(1.15)	0.23	2.22	—	2.45	—	10.74	(9.69	)(a)	1.24	1.09	(b)	1.09	1.80	(c)	43,287	16

See Accompanying Notes to Financial Statements

16

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions								Ratios to average net assets						Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)		Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)		Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)(1)		(%)(2)(3)(4)	(%)(2)(3)(4)		(%)(2)(3)(4)	(%)(2)(3)		($000’s)	(%)
Class I
06-30-23+	9.94	0.13	•	0.11	0.24	—	—	—	—	—	10.18	2.41		0.64	0.61		0.61	2.52		59,811	9
12-31-22	11.78	0.23	•	(0.69)	(0.46)	0.22	1.16	—	1.38	—	9.94	(3.22)		0.64	0.61		0.61	2.14		67,596	18
12-31-21	9.70	0.19	•	2.29	2.48	0.21	0.19	—	0.40	—	11.78	25.66		0.64	0.61		0.61	1.71		73,572	19
12-31-20	10.27	0.23		(0.20)	0.03	0.48	0.12	—	0.60	—	9.70	1.27		0.64	0.61		0.61	2.47		77,346	25
12-31-19	10.97	0.29	•	2.47	2.76	0.32	3.14	—	3.46	—	10.27	26.66		0.64	0.61		0.61	2.42		81,596	17
12-31-18	14.59	0.31		(1.41)	(1.10)	0.30	2.22	—	2.52	—	10.97	(9.09	)(a)	0.64	0.49	(b)	0.49	2.40	(c)	82,300	16
Class S
06-30-23+	10.12	0.12	•	0.12	0.24	—	—	—	—	—	10.36	2.37		0.89	0.86		0.86	2.29		136,813	9
12-31-22	11.96	0.21	•	(0.69)	(0.48)	0.20	1.16	—	1.36	—	10.12	(3.41)		0.89	0.86		0.86	1.88		141,080	18
12-31-21	9.85	0.17	•	2.31	2.48	0.18	0.19	—	0.37	—	11.96	25.27		0.89	0.86		0.86	1.47		158,847	19
12-31-20	10.31	0.22		(0.20)	0.02	0.36	0.12	—	0.48	—	9.85	0.95		0.89	0.86		0.86	2.22		141,486	25
12-31-19	11.00	0.25	•	2.50	2.75	0.30	3.14	—	3.44	—	10.31	26.42		0.89	0.86		0.86	2.13		161,388	17
12-31-18	14.62	0.29		(1.42)	(1.13)	0.27	2.22	—	2.49	—	11.00	(9.32	)(a)	0.89	0.74	(b)	0.74	2.15	(c)	541,914	16
Class S2
06-30-23+	9.76	0.10	•	0.12	0.22	—	—	—	—	—	9.98	2.25		1.04	1.01		1.01	2.13		74,168	9
12-31-22	11.59	0.18	•	(0.67)	(0.49)	0.18	1.16	—	1.34	—	9.76	(3.57)		1.04	1.01		1.01	1.73		76,937	18
12-31-21	9.55	0.14	•	2.26	2.40	0.17	0.19	—	0.35	—	11.59	25.15		1.04	1.01		1.01	1.32		88,637	19
12-31-20	10.07	0.20		(0.20)	0.00 *	0.40	0.12	—	0.52	—	9.55	0.85		1.04	1.01		1.01	2.07		80,591	25
12-31-19	10.82	0.23	•	2.44	2.67	0.28	3.14	—	3.42	—	10.07	26.13		1.04	1.01		1.01	2.01		90,172	17
12-31-18	14.42	0.26		(1.39)	(1.13)	0.25	2.22	—	2.47	—	10.82	(9.45	)(a)	1.04	0.89	(b)	0.89	2.00	(c)	91,924	16

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges.Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(a)	Excluding amounts related to a securities lending settlement and a cumulative underpayment of prior years’ waivers of management fees recorded in the year ended December 31, 2018, total return for VY® T.Rowe Price Equity Income Portfolio would have been (9.84)%, (9.24)%, (9.47)% and (9.60)% for Classes ADV, I, S and S2, respectively.
(b)	Excluding amounts related to a cumulative underpayment of prior years’ waivers of management fees recorded in the year ended December 31, 2018, the net expense ratios for VY® T.Rowe Price Equity Income Portfolio would have been 1.23%, 0.63%, 0.88% and 1.03% for Class ADV, I, S and S2, respectively.
(c)	Excluding amounts related to a securities lending settlement and a cumulative underpayment of prior years’ waivers of management fees recorded in the year ended December 31, 2018, the net investment income ratios for VY® T.Rowe Price Equity Income Portfolio would have been 1.65%, 2.25%, 2.00% and 1.85% for Classes ADV, I, S and S2, respectively.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” or the “Act”), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust consists of twenty-two active separate investment series. The seven series (each a “Portfolio” and collectively, the “Portfolios”) included in this report are: Voya Government Liquid Assets Portfolio (“Government Liquid Assets”), VY® CBRE Global Real Estate Portfolio (“CBRE Global Real Estate”), VY® Invesco Growth and Income Portfolio (“Invesco Growth and Income”), VY® JPMorgan Emerging Markets Equity Portfolio (“JPMorgan Emerging Markets Equity”), VY® Morgan Stanley Global Franchise Portfolio (“Morgan Stanley Global Franchise”), VY® T. Rowe Price Capital Appreciation Portfolio (“T. Rowe Price Capital Appreciation”), and VY® T. Rowe Price Equity Income Portfolio (“T. Rowe Price Equity Income). All of the Portfolios are diversified except for Morgan Stanley Global Franchise, which is a non-diversified Portfolio of the Trust. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.

The classes of shares included in this report are: Adviser (“Class ADV”), Institutional (“Class I”), Class R6, Service (“Class S”) and Service 2 (“Class S2”); however, each Portfolio may not offer all share classes. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to Government Liquid Assets. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

18

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Portfolio assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Portfolio’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Portfolio’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

The Portfolios’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the portfolio can access at the reporting date.

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 – unobservable inputs (including the portfolio’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Portfolio’s investments under these levels of classification is included within each Portfolio of Investments.

Government Liquid Assets uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Board has established procedures designed to stabilize, to the extent reasonably possible, the share price of Government Liquid Assets, there can be no assurance that the Portfolio’s NAV can be maintained at $1.00 per share.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-advisers’ or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.

19

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method. CBRE Global Real Estate estimates components of distributions from real estate investment trusts (“REITs”). Distributions received in excess of income are recorded as a reduction of cost of the related investments. If CBRE Global Real Estate no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars.

Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on each Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income, if any, are declared daily and paid monthly and net capital gains distributions, if any, are declared and paid annually by Government Liquid Assets. Dividends from net investment income, if any, are declared and paid semi-annually and net capital gains distributions, if any, are declared and paid annually by T. Rowe Price Capital Appreciation and T. Rowe Price Equity Income. For all other Portfolios, dividends from net investment income and net capital gain distributions, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

20

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Risk Exposures and the Use of Derivative Instruments. The Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. As of the date of this report, the United States experiences a rising market interest rate environment, which may increase a Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.

Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small

21

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”) with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio enters into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

As of June 30, 2023, the maximum amount of loss that Invesco Growth and Income would incur if its counterparties failed to perform would be $42,387 which represents the gross payments to be received on open forward foreign currency contracts were they to be unwound as of June 30, 2023. There was no collateral pledged by any counterparty at June 30, 2023 to any Portfolio.

Certain Portfolios have entered into derivative contracts that contain credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and its derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

As of June 30, 2023, T. Rowe Price Capital Appreciation had a liability position of $107,264,219 on open OTC written options. If a contingent feature would have been triggered as of June 30, 2023, each Portfolio could have been required to pay these amounts in cash to its counterparties. There was no cash collateral pledged by any Portfolio as of June 30, 2023.

H. Forward Foreign Currency Transactions and Futures Contracts. Certain Portfolios may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their

22

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

non-U.S. dollar denominated investment securities. When entering into a forward currency contract, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the respective Portfolio of Investments.

During the period ended June 30, 2023, Invesco Growth and Income had average contract amounts on forward foreign currency contracts purchased and sold of $175,511 and $11,993,838, respectively. The Portfolio used forward foreign currency contracts primarily to protect any non-U.S. dollar-denominated holdings from adverse currency movements. Please refer to the tables within the Portfolio of Investments for open forward foreign currency contracts at June 30, 2023.

Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio’s assets are valued.

Upon entering into a futures contract, each Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table following each Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments, if any. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Portfolio’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Portfolio’s Statement of Operations. Realized gains (losses) are reported in each Portfolio’s Statement of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. Futures contracts are purchased to provide immediate market exposure proportionate to the size of each Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The Portfolios did not enter into any futures contracts for the period ended June 30, 2023.

I. Options Contracts. Certain Portfolios may purchase put and call options and may write (sell) put options and covered call options. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the proceeds of the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as an asset and equivalent liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that the Portfolios

23

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolios may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolios pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

During the period ended June 30, 2023, T. Rowe Price Capital Appreciation had written equity options with an average notional value of $859,430,194 to generate income. Please refer to the tables within the Portfolio of Investments for open written equity options at June 30, 2023. At June 30, 2023, T. Rowe Price Capital Appreciation had pledged securities fair valued at $626,138,331 for open written call options and these are footnoted within the Portfolio of Investments.

J. Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreement, plus accrued interest, being invested by a Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. If the seller defaults, a Portfolio might incur a loss or delay in the realization of proceeds if the value of the security collateralizing the repurchase agreement declines, and may incur disposition costs in liquidating the collateral.

Repurchase agreements are entered into by the Portfolios under Master Repurchase Agreements (“MRA”) which permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables or payables under the MRA with collateral held and/or pledged by the counterparty and create one single net payment due to or from the respective Portfolio. Please refer to the table following the Portfolio of Investments for Government Liquid Assets for open repurchase agreements subject to the MRA on a net basis at June 30, 2023.

K. Securities Lending. Each Portfolio may temporarily loan up to 33⅓% (except for JPMorgan Emerging Markets Equity which may temporarily loan up to 30%) of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.

L. Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

M. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that

24

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended June 30, 2023, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities were as follows:

	Purchases	Sales
CBRE Global Real Estate	$85,450,292	$79,036,044
Invesco Growth and Income	41,998,903	64,048,914
JPMorgan Emerging Markets Equity	21,005,326	32,578,083
Morgan Stanley Global Franchise	36,795,974	58,156,835
T. Rowe Price Capital Appreciation	2,270,873,785	2,460,796,917
T. Rowe Price Equity Income	28,486,227	49,686,346

U.S. government securities not included above were as follows:

	Purchases	Sales
T. Rowe Price Capital Appreciation	$1,506,893,711	$795,653,979

NOTE 4 — INVESTMENT MANAGEMENT FEES

CBRE Global Real Estate has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. The Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee
CBRE Global Real Estate(1)	0.90% on the first $250 million; 0.875% on the next $250 million; 0.80% on the amount in excess of $500 million

(1)	The Investment Adviser is contractually obligated to waive 0.033% of the management fee for CBRE Global Real Estate. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

With the exception of CBRE Global Real Estate, the Investment Adviser provides the Portfolios with advisory and administrative services under a management agreement (the “Unified Agreement”). Under the

Unified Agreement, the Investment Adviser has overall responsibility for engaging sub-advisers and for monitoring and evaluating the management of the assets of each Portfolio. Sub-advisers have full investment discretion and make all determinations with respect to the investment of a Portfolio’s assets and the purchase and sale of portfolio securities and other investments. Pursuant to this Unified Agreement, the Investment Adviser is also responsible for providing or procuring, at the Investment Adviser’s expense, the services reasonably necessary for the ordinary operation of each Portfolio, including, among other things, custodial, administrative, transfer agency, portfolio accounting, auditing, affiliated recordkeeping services and ordinary legal expenses. As compensation for its services under the Unified Agreement, the Trust pays the Investment Adviser a monthly fee (a “Unified Fee”) based on the following annual rates of the average daily net assets of the Portfolios:

Portfolio	Fee
Government Liquid Assets(2)	0.35% on the first $200 million; 0.30% on the next $300 million; 0.25% on the amount in excess of $500 million
JPMorgan Emerging Markets Equity	1.25%
Morgan Stanley Global Franchise(3)	1.00% on the first $250 million; 0.90% on the next $250 million; 0.75% on the amount in excess of $500 million
Invesco Growth and Income,(3)	0.75% first $750 million;
T. Rowe Price Capital Appreciation, and	0.70% on the next $1.25 billion;
T. Rowe Price Equity Income(3)(4)	0.65% on the next $1.5 billion; 0.60% on the amount in excess of $3.5 billion

(2)	The assets of Government Liquid Assets are aggregated with those of Voya Limited Maturity Bond Portfolio, which is not included in this report, to determine the Unified Fee applicable to the Portfolio.
(3)	The Investment Adviser is contractually obligated to waive 0.026%, 0.030% and 0.030% of the Unified Fee for Morgan Stanley Global Franchise, T. Rowe Price Equity Income and Invesco Growth and Income, respectively. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of these obligations requires approval by the Board.
(4)	The assets of Invesco Growth and Income, T. Rowe Price Capital Appreciation and T. Rowe Price Equity Income are aggregated with those of VY® CBRE Real Estate Portfolio, which is not included in this report, to determine the Unified Fee applicable to the respective Portfolios.

The Investment Adviser has entered into a sub-advisory agreement with each respective sub-adviser. These sub-advisers provide investment advice for certain Portfolios and are paid by the Investment Adviser based on the average daily net assets of the respective Portfolios. Subject to such policies as the Board or Investment Adviser may determine, the sub-advisers

25

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

manage each respective Portfolio’s assets in accordance with the Portfolio’s investment objectives, policies, and limitations. The sub-advisers of the Portfolios are as follows (*denotes an affiliated sub-adviser):

Portfolio	Sub-Adviser
Government Liquid Assets	Voya Investment Management Co. LLC
CBRE Global Real Estate	CBRE Investment Management Listed Real Assets LLC(1)
Invesco Growth and Income	Invesco Advisers, Inc.
JPMorgan Emerging Markets Equity	J.P. Morgan Investment Management Inc.
Morgan Stanley Global Franchise	Morgan Stanley Investment Management Inc.
T. Rowe Price Capital Appreciation	T. Rowe Price Associates, Inc.
T. Rowe Price Equity Income	T. Rowe Price Associates, Inc.

(1)	Previously known as CBRE Clarion Securities LLC.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

The Trust has entered into a shareholder service plan (the “Plan”) for each Portfolio that offers Class S and Class S2 shares. The Plan compensates the Distributor for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S and Class S2 shares. Under the Plan, each Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S and Class S2 shares, respectively. Each Portfolio that offers Class S2 shares has entered into a distribution plan (the “Class S2 Plan”) with the Distributor on behalf of the Class S2 shares of the Portfolio. The Class S2 Plan provides that the Class S2 shares shall pay a distribution fee for distribution services, including payments to the Distributor at an annual rate of 0.15% of the average daily net assets attributable to Class S2 shares.

Each Portfolio that offers Class ADV shares has a shareholder service and distribution plan. Class ADV shares pay a service fee of 0.25% and a distribution fee of 0.35% of each Portfolio’s average daily net assets attributable to Class ADV shares.

The Distributor and the Investment Adviser have contractually agreed to waive a portion of their distribution and/or shareholder servicing fees and Unified Fee, as applicable, and to reimburse certain expenses to the extent necessary to assist Government Liquid Assets in maintaining a yield of not less than zero through May 1, 2024. There is no guarantee that the Portfolio will maintain such a yield. Unified Fees waived or expenses reimbursed are subject to possible recoupment by the Investment Adviser, as applicable, within three years subject to certain restrictions. In no event will the amount of the recoupment on any day exceed 20% of the yield (net of all expenses) of the Portfolio on that day. Distribution and shareholder servicing fees waived are not subject to recoupment. For the period ended June 30, 2023, the Distributor waived $893,537 of class specific distribution and shareholder servicing fees and the Investment Adviser waived $405,964 of Unified Fees and/ or certain expenses to assist the Portfolio in maintaining a yield of not less than zero. The class specific waivers were comprised of the following amounts:

	Distribution Fee	Shareholder Servicing Fee
Class S	$—	$269,690
Class S2	235,859	387,988

Termination or modification of this obligation requires approval by the Board. Please note that these waivers or reimbursements are in addition to existing contractual expense limitations, if any. As of period the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, are as follows:

	June 30,
	2024	2025	2026	Total
Government Liquid Assets	$1,886,604	$1,388,450	$—	$3,275,054

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2023, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Portfolios:

Subsidiary	Portfolio	Percentage
ReliaStar Life Insurance Company	Invesco Growth and Income	5.30%
	T. Rowe Price Equity Income	6.98
Security Life of Denver Insurance Company	CBRE Global Real Estate	5.78
	JPMorgan Emerging Markets Equity	9.47
	T. Rowe Price Equity Income	9.01
Voya Institutional Trust Company	Government Liquid Assets	63.54
	CBRE Global Real Estate	11.07
	Invesco Growth and Income	5.34
	JPMorgan Emerging Markets Equity	13.57
	Morgan Stanley Global Franchise	35.00
	T. Rowe Price Capital Appreciation	33.38
	T. Rowe Price Equity Income	41.35

26

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

Subsidiary	Portfolio	Percentage
Voya Retirement Insurance and Annuity Company	CBRE Global Real Estate	36.93%
	Invesco Growth and Income	22.09
	JPMorgan Emerging Markets Equity	16.89
	T. Rowe Price Capital Appreciation	32.47
	T. Rowe Price Equity Income	42.54

The Investment Adviser may direct the Portfolios’ sub-advisers to use their best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

CBRE Global Real Estate may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended period, the per account fees for affiliated recordkeeping services paid by the Portfolio were as follows:

Portfolio	Amount
CBRE Global Real Estate	$103,472

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the below Portfolio, whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:

Portfolio	Class ADV	Class I	Class S	Class S2
CBRE Global Real Estate	1.50%	0.90%	1.15%	1.30%

Effective January 1, 2023 pursuant to a new side letter agreement through May 1, 2024, the Investment Adviser has lowered the expense limits to the levels listed below for JPMorgan Emerging Markets Equity. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. There is no guarantee that the side letter agreement will continue. Termination or modification of this obligation requires approval by the Board.

Portfolio	Class ADV	Class I	Class S	Class S2
JPMorgan Emerging Markets Equity	1.81%	1.21%	1.46%	1.61%

With the exception of the non-recoupable management fee waivers for certain Portfolios and any items listed above, the Investment Adviser may, at a later date, recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

27

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 7 — EXPENSE LIMITATION AGREEMENTS (continued)

As of June 30, 2023, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

	June 30,
	2024	2025	2026	Total
CBRE Global Real Estate	$329,991	$340,829	$327,379	$998,199

The Expense Limitation Agreement is contractual through May 1, 2024, and shall renew automatically for one-year terms. Termination or modification of these obligations requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective June 12, 2023, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 10, 2024. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 12, 2023, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 12, 2023.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance. The below Portfolios utilized the line of credit during the period ended June 30, 2023 as follows:

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
CBRE Global Real Estate	1	$2,138,000	5.83%
JPMorgan Emerging Markets Equity	1	1,029,000	6.08
T. Rowe Price Capital Appreciation	1	75,804,000	5.33

NOTE 9 — CAPITAL SHARES TRANSACTIONS

Transactions in capital shares and dollars were as follows:

Year or period	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
ended	#	#	#	#	#	($)	($)	($)	($)	($)
Government Liquid Assets
Class I
6/30/2023	11,580,763	—	1,433,288	(15,737,460)	(2,723,409)	11,580,763	—	1,433,288	(15,737,460)	(2,723,409)
12/31/2022	58,683,440	—	1,154,963	(32,586,842)	27,251,561	58,683,440	—	1,154,963	(32,586,842)	27,251,561
Class S
6/30/2023	19,670,661	—	5,435,367	(54,391,922)	(29,285,894)	19,670,661	—	5,435,367	(54,391,922)	(29,285,894)
12/31/2022	88,694,297	—	4,310,529	(91,379,556)	1,625,270	88,694,297	—	4,310,529	(91,379,555)	1,625,271
Class S2
6/30/2023	56,788,092	—	10,223,456	(68,924,496)	(1,912,948)	56,788,092	—	10,223,456	(68,924,496)	(1,912,948)
12/31/2022	248,074,293	—	7,333,972	(83,413,053)	171,995,212	248,074,293	—	7,333,972	(83,413,053)	171,995,212
CBRE Global Real Estate
Class ADV
6/30/2023	36,334	—	—	(79,992)	(43,658)	333,121	—	—	(753,157)	(420,036)
12/31/2022	48,123	—	103,711	(234,182)	(82,348)	508,230	—	977,993	(2,522,608)	(1,036,385)
Class I
6/30/2023	1,847,991	—	—	(956,103)	891,888	17,611,317	—	—	(9,252,690)	8,358,627
12/31/2022	846,182	—	895,886	(816,542)	925,526	9,353,912	—	8,681,137	(9,043,174)	8,991,875
Class S
6/30/2023	182,316	—	—	(451,352)	(269,036)	1,738,010	—	—	(4,354,143)	(2,616,133)
12/31/2022	271,475	—	607,543	(1,152,568)	(273,550)	3,033,874	—	5,868,869	(12,888,605)	(3,985,862)
Class S2
6/30/2023	561	—	—	(4,199)	(3,638)	5,395	—	—	(40,973)	(35,578)
12/31/2022	369	—	6,678	(5,151)	1,896	3,721	—	65,243	(56,017)	12,947

28

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES TRANSACTIONS (continued)

Year or period	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
ended	#	#	#	#	#	($)	($)	($)	($)	($)
Invesco Growth and Income
Class ADV
6/30/2023	31,050	—	—	(114,392)	(83,342)	671,602	—	—	(2,375,636)	(1,704,034)
12/31/2022	97,794	—	133,086	(148,611)	82,269	2,486,982	—	2,532,628	(3,360,859)	1,658,751
Class I
6/30/2023	115,383	—	—	(151,219)	(35,836)	2,501,026	—	—	(3,178,223)	(677,197)
12/31/2022	347,318	—	315,341	(223,524)	439,135	8,133,362	—	6,070,318	(5,009,932)	9,193,748
Class S
6/30/2023	140,100	—	—	(1,329,672)	(1,189,572)	3,023,796	—	—	(28,640,342)	(25,616,546)
12/31/2022	682,248	—	2,437,184	(1,819,344)	1,300,088	17,172,383	—	47,695,696	(43,303,492)	21,564,587
Class S2
6/30/2023	15,760	—	—	(66,544)	(50,784)	330,860	—	—	(1,416,305)	(1,085,445)
12/31/2022	30,684	—	157,361	(155,607)	32,438	661,296	—	3,043,369	(3,667,599)	37,066
JPMorgan Emerging Markets Equity
Class ADV
6/30/2023	228,301	—	—	(270,187)	(41,886)	2,646,049	—	—	(3,027,482)	(381,433)
12/31/2022	204,432	—	1,156,885	(403,642)	957,675	2,895,615	—	12,228,273	(5,688,494)	9,435,394
Class I
6/30/2023	263,668	—	—	(431,989)	(168,321)	3,358,064	—	—	(5,454,017)	(2,095,953)
12/31/2022	461,106	—	1,518,558	(465,860)	1,513,804	7,188,446	—	17,903,798	(7,103,612)	17,988,632
Class S
6/30/2023	356,307	—	—	(1,280,797)	(924,490)	4,438,024	—	—	(15,736,971)	(11,298,947)
12/31/2022	499,166	—	5,654,168	(2,731,854)	3,421,480	7,506,106	—	65,531,812	(41,129,101)	31,908,817
Class S2
6/30/2023	10,964	—	—	(58,334)	(47,370)	131,056	—	—	(700,064)	(569,008)
12/31/2022	16,907	—	175,481	(106,389)	85,999	242,271	—	1,984,692	(1,644,298)	582,665
Morgan Stanley Global Franchise
Class ADV
6/30/2023	56,519	—	—	(538,789)	(482,270)	789,283	—	—	(7,611,098)	(6,821,815)
12/31/2022	181,629	—	858,383	(891,765)	148,247	2,734,362	—	11,201,899	(13,031,104)	905,157
Class R6
6/30/2023	8,603	—	—	(27,823)	(19,220)	135,860	—	—	(440,860)	(305,000)
12/31/2022	21,375	—	10,843	(10,774)	21,444	351,260	—	156,463	(193,746)	313,977
Class S
6/30/2023	119,888	—	—	(873,760)	(753,872)	1,899,927	—	—	(13,648,484)	(11,748,557)
12/31/2022	198,478	—	1,316,493	(2,037,343)	(522,372)	3,425,143	—	19,089,147	(32,986,792)	(10,472,502)
Class S2
6/30/2023	8,310	—	—	(137,558)	(129,248)	131,282	—	—	(2,121,735)	(1,990,453)
12/31/2022	21,231	—	201,985	(342,688)	(119,472)	344,971	—	2,892,423	(5,513,107)	(2,275,713)
T. Rowe Price Capital Appreciation
Class ADV
6/30/2023	727,872	—	—	(2,330,754)	(1,602,882)	17,811,415	—	—	(56,295,474)	(38,484,059)
12/31/2022	1,563,275	—	10,500,765	(4,343,343)	7,720,697	41,800,112	—	238,416,391	(111,868,483)	168,348,020
Class I
6/30/2023	1,982,979	—	—	(1,895,839)	87,140	52,500,472	—	—	(50,059,831)	2,440,641
12/31/2022	6,133,931	—	8,442,815	(3,408,197)	11,168,549	178,999,158	—	207,448,890	(93,964,163)	292,483,885
Class R6
6/30/2023	1,506,560	—	—	(1,794,071)	(287,511)	39,170,645	—	—	(47,156,421)	(7,985,776)
12/31/2022	2,142,625	—	3,076,026	(2,874,236)	2,344,415	59,347,637	—	75,642,708	(81,754,844)	53,235,501
Class S
6/30/2023	832,707	—	—	(11,824,185)	(10,991,478)	21,997,682	—	—	(310,164,404)	(288,166,722)
12/31/2022	1,813,408	—	22,309,280	(15,402,409)	8,720,279	51,653,705	—	547,342,082	(434,323,812)	164,671,975
Class S2
6/30/2023	96,029	—	—	(170,317)	(74,288)	2,510,964	—	—	(4,418,953)	(1,907,989)
12/31/2022	85,450	—	337,378	(433,403)	(10,575)	2,382,889	—	8,176,336	(11,788,056)	(1,228,831)
T. Rowe Price Equity Income
Class ADV
6/30/2023	299,191	—	—	(591,278)	(292,087)	2,922,681	—	—	(5,675,973)	(2,753,292)
12/31/2022	1,104,063	—	801,678	(749,188)	1,156,553	11,967,603	—	7,419,583	(7,637,893)	11,749,293
Class I
6/30/2023	150,316	—	—	(1,077,420)	(927,104)	1,509,234	—	—	(10,666,277)	(9,157,043)
12/31/2022	1,031,137	—	895,243	(1,371,622)	554,758	11,217,430	—	8,572,897	(14,670,129)	5,120,198
Class S
6/30/2023	143,593	—	—	(872,038)	(728,445)	1,495,162	—	—	(8,868,667)	(7,373,505)
12/31/2022	595,071	—	1,818,791	(1,749,374)	664,488	6,828,594	—	17,697,150	(19,137,969)	5,387,775
Class S2
6/30/2023	53,245	—	—	(504,026)	(450,781)	517,690	—	—	(4,959,618)	(4,441,928)
12/31/2022	201,086	—	1,045,669	(1,009,295)	237,460	2,242,508	—	9,805,856	(10,824,432)	1,223,932

29

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 10 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a portfolio.

The following tables represent a summary of each respective Portfolio’s securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2023:

CBRE Global Real Estate

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas Arbitrage	$858,634	$(858,634)	$—
BofA Securities Inc	165,970	(165,970)	—
Citigroup Global Markets Inc.	983,110	(983,110)	—
Citigroup Global Markets Limited	722,450	(722,450)	—
Jefferies LLC	3,206	(3,206)	—
Morgan Stanley & Co. LLC	259,914	(259,914)	—
National Bank of Canada Financial Inc	780,990	(780,990)	—
Scotia Capital (USA) Inc	730,032	(730,032)	—
Total	$4,504,306	$(4,504,306)	$—

(1)	Cash collateral with a fair value of $5,407,113 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

JPMorgan Emerging Markets Equity

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Natixis Securities America LLC	$369,716	$(369,716)	$—
Total	$369,716	$(369,716)	$—

(1)	Collateral with a fair value of $401,220 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

30

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 10 — SECURITIES LENDING (continued)

Morgan Stanley Global Franchise

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Citigroup Global Markets Limited	$8,187,266	$(8,187,266)	$—
Total	$8,187,266	$(8,187,266)	$—

(1)	Cash collateral with a fair value of $8,600,662 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

T. Rowe Price Capital Appreciation

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Bank PLC	$4,199,688	$(4,199,688)	$—
BNP Paribas Prime Brokerage Intl Ltd	1,236,425	(1,236,425)	—
Daiwa Capital Markets America Inc.	1,925,916	(1,925,916)	—
Goldman Sachs & Co. LLC	985,152	(985,152)	—
J.P. Morgan Securities LLC	14,609,380	(14,609,380)	—
TD Prime Services LLC	1,957,729	(1,957,729)	—
Truist Securities INC	150,510	(150,510)	—
UBS Securities LLC.	5,000	(5,000)	—
Wells Fargo Securities LLC	494,800	(494,800)	—
Total	$25,564,600	$(25,564,600)	$—

(1)	Cash collateral with a fair value of $26,320,492 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

T. Rowe Price Equity Income

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Morgan Stanley & Co. LLC	$144,054	$(144,054)	$—
TD Prime Services LLC	265,615	(265,615)	—
Total	$409,669	$(409,669)	$—

(1)	Cash collateral with a fair value of $423,802 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 11 — UNFUNDED LOAN COMMITMENTS

Certain Portfolios may enter in credit agreements, all or a portion of which may be unfunded. The Portfolios are obligated to fund these loan commitments at the borrower’s discretion. Funded portions of the credit agreements are presented in the Portfolio of Investments. At June 30, 2023, T. Rowe Price Capital Appreciation had the following unfunded loan commitments:

Loan	Unfunded Loan Commitment*
Athenahealth, Inc. 2022 Term Loan	$3,429,348

*	The unrealized appreciation/(depreciation) on these commitments as of June 30, 2023 is included in the Investments in securities at fair value on the Statement of Assets and Liabilities.

NOTE 12 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, income from passive foreign investment companies (PFICs), wash sale deferrals and de minimis distributions in excess of net investment income.

31

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 12 — FEDERAL INCOME TAXES (continued)

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended December 31, 2022		Year Ended December 31, 2021
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Government Liquid Assets	$12,799,464	$—	$260,130	$—
CBRE Global Real Estate	6,868,125	8,725,117	6,041,603	—
Invesco Growth and Income	9,856,260	49,485,751	5,794,013	—
JPMorgan Emerging Markets Equity	—	97,648,575	1,437,832	38,566,775
Morgan Stanley Global Franchise	2,051,533	31,288,399	3,006,032	35,902,020
T. Rowe Price Capital Appreciation	366,382,363	710,644,044	308,314,113	741,272,726
T. Rowe Price Equity Income	10,037,507	33,457,979	5,696,840	6,151,666

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2022 were:

	Undistributed	Undistributed	Unrealized	Capital Loss Carryforwards				Total
	Ordinary Income	Long-term Capital Gains	Appreciation/ (Depreciation)	Amount	Character	Expiration	Other	Distributable Earnings/(Loss)
Government Liquid Assets	$—	$—	$(284)	$(230,253)	Short-term	None	$—	$(230,593)
				(56)	Long-term	None
				$(230,309)
CBRE Global Real Estate	3,431,510	1,752,385	1,174,819	—	—	—	—	6,358,714
Invesco Growth and Income	6,997,709	25,671,237	61,267,323	—	—	—	—	93,936,269
JPMorgan Emerging Markets Equity	5,214,821	—	26,082,924	(12,530,116)	Short-term	None	(1,829,616)	8,039,681
				(8,898,332)	Long-term	None
				$(21,428,448)
Morgan Stanley Global Franchise	1,276,382	25,544,921	68,935,526	—	—	—	—	95,756,829
T. Rowe Price Capital Appreciation	7,475,713	774,676,109	(266,415,988)	—	—	—	—	515,735,834
T. Rowe Price Equity Income	769,374	19,053,715	64,945,679	—	—	—	—	84,768,768

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state.

As of June 30, 2023, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 13 — LONDON INTERBANK OFFERED RATE (“LIBOR”)

In 2017, the UK Financial Conduct Authority announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. On

March 5, 2021, ICE Benchmark Administration, the administrator of LIBOR, stated that non-U.S. dollar LIBOR reference rates and the one-week and two-month LIBOR reference rates ceased to be provided or no longer would be representative immediately after December 31, 2021 and the remaining more commonly used LIBOR settings ceased to be provided or no longer would be representative immediately after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. Dollar LIBOR and the Sterling Overnight Interbank Average Rate for Sterling LIBOR).

Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience

32

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2023 (UNAUDITED) (CONTINUED)

NOTE 13 — LONDON INTERBANK OFFERED RATE (“LIBOR”) (continued)

the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on a Portfolio’s existing investments (including, for example, fixed-income investments, senior loans, CLOs and CDOs, and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of a Portfolio; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on a Portfolio.

NOTE 14 — LIQUIDITY

Consistent with Rule 22e-4 under the 1940 Act, the Portfolios have established a liquidity risk management program to govern their approach to managing liquidity risk (the “Program”). The Board has approved the designation of the Portfolios’ Investment Adviser, Voya Investments, as the program administrator (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program and has formed a Liquidity Risk Management Committee (the “Committee”) to assess and review, on an ongoing basis, each Portfolio’s liquidity risk.

The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of liquidity risk factors and the periodic classification (or re-classification, as necessary) of a Portfolio’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee’s assessment of the investments’ liquidity under current market conditions. The Committee also utilizes Portfolio-specific data, including information regarding a Portfolio’s shareholder base, characteristics of its investments, access to borrowing arrangements and historical redemptions to determine whether a Portfolio will be able to meet its redemption obligations in a timely manner.

During the period covered by the annual assessment, January 1, 2022 through December 31, 2022, the Program supported the Portfolios’ ability to honor redemption requests in a timely manner and the Program Administrator’s management of each Portfolio’s liquidity risk, including during any periods of market volatility and net redemptions.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to each Portfolio’s prospectus for more information regarding each Portfolio’s exposure to liquidity risk and other risks.

NOTE 15 — MARKET DISRUPTION

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of a Portfolio’s investments, including beyond a Portfolio’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have recently experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Portfolio’s investments. Any of these occurrences could disrupt the operations of a Portfolio and of a Portfolio’s service providers.

NOTE 16 — OTHER ACCOUNTING PRONOUNCEMENTS

In June 2022, the FASB issued Accounting Standards Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity

33

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2023 (UNAUDITED) (CONTINUED)

NOTE 16 — OTHER ACCOUNTING PRONOUNCEMENTS (continued)

security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however,

early adoption is permitted. The amendment was early adopted. Management expects that the adoption of the guidance will not have a material impact on the Portfolios’ financial statements.

NOTE 17 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2023, the Portfolios declared dividends and distributions of:

	Type	Per Share Amount	Payable Date	Record Date
Government Liquid Assets
Class I	NII	$0.0042	August 1, 2023	Daily
Class S	NII	$0.0040	August 1, 2023	Daily
Class S2	NII	$0.0039	August 1, 2023	Daily
CBRE Global Real Estate
Class ADV	NII	$0.1293	July 14, 2023	July 12, 2023
Class I	NII	$0.1965	July 14, 2023	July 12, 2023
Class S	NII	$0.1690	July 14, 2023	July 12, 2023
Class S2	NII	$0.1520	July 14, 2023	July 12, 2023
All Classes	LTCG	$0.1012	July 14, 2023	July 12, 2023
Invesco Growth and Income
Class ADV	NII	$0.3071	July 14, 2023	July 12, 2023
Class I	NII	$0.4609	July 14, 2023	July 12, 2023
Class S	NII	$0.3993	July 14, 2023	July 12, 2023
Class S2	NII	$0.3649	July 14, 2023	July 12, 2023
All Classes	LTCG	$1.4943	July 14, 2023	July 12, 2023
JPMorgan Emerging Markets Equity
Class ADV	NII	$0.1698	July 14, 2023	July 12, 2023
Class I	NII	$0.2415	July 14, 2023	July 12, 2023
Class S	NII	$0.2058	July 14, 2023	July 12, 2023
Class S2	NII	$0.1824	July 14, 2023	July 12, 2023
Morgan Stanley Global Franchise
Class ADV	NII	$0.0316	July 14, 2023	July 12, 2023
Class R6	NII	$0.1253	July 14, 2023	July 12, 2023
Class S	NII	$0.0806	July 14, 2023	July 12, 2023
Class S2	NII	$0.0545	July 14, 2023	July 12, 2023
All Classes	LTCG	$1.2292	July 14, 2023	July 12, 2023
T. Rowe Price Capital Appreciation
Class ADV	NII	$0.0248	July 14, 2023	July 12, 2023
Class I	NII	$0.0248	July 14, 2023	July 12, 2023
Class R6	NII	$0.0248	July 14, 2023	July 12, 2023
Class S	NII	$0.0248	July 14, 2023	July 12, 2023
Class S2	NII	$0.0248	July 14, 2023	July 12, 2023
All Classes	LTCG	$2.6943	July 14, 2023	July 12, 2023
T. Rowe Price Equity Income
Class ADV	NII	$0.0012	July 14, 2023	July 12, 2023
Class I	NII	$0.0012	July 14, 2023	July 12, 2023
Class S	NII	$0.0012	July 14, 2023	July 12, 2023
Class S2	NII	$0.0012	July 14, 2023	July 12, 2023
All Classes	STCG	$0.0238	July 14, 2023	July 12, 2023
All Classes	LTCG	$0.5842	July 14, 2023	July 12, 2023

NII — Net investment income

STCG — Short-term capital gain

LTCG — Long-term capital gain

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

34

Voya Government Liquid Assets Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2023 (UNAUDITED)

Principal Amount†			Value	Percentage of Net Assets

U.S. GOVERNMENT AGENCY DEBT: 11.6%
55,000,000		Federal Home Loan Banks, 5.115%, (SOFRRATE + 0.055%), 11/24/2023	$55,000,000	5.6
58,000,000		Federal Home Loan Banks, 5.180%, (SOFRRATE + 0.120%), 09/06/2023	58,000,000	6.0
		Total U.S. Government Agency Debt (Cost $113,000,000)	113,000,000	11.6

U.S. TREASURY DEBT: 52.6%
40,500,000	(1)	United States Treasury Bill, 5.080%, 08/10/2023	40,270,275	4.1
54,000,000	(1)	United States Treasury Bill, 5.340%, 10/24/2023	53,083,714	5.5
13,000,000	(1)	United States Treasury Bill, 5.530%, 12/28/2023	12,652,975	1.3
355,750,000		United States Treasury Floating Rate Note, 5.278%, (USBMMY3M + 0.029%), 07/31/2023	355,775,170	36.5
51,000,000		United States Treasury Floating Rate Note, 5.284%, (USBMMY3M + 0.035%), 10/31/2023	51,012,975	5.2
		Total U.S. Treasury Debt (Cost $512,795,109)	512,795,109	52.6

U.S. TREASURY REPURCHASE AGREEMENT: 24.2%
		Repurchase Agreement: 24.2%
236,566,000		Deutsche Bank Repurchase Agreement dated 06/30/23, 5.030%, due 07/03/23, $236,665,161 to be received upon repurchase (Collateralized by $243,662,989, U.S. Treasury strips, 0.000%, Market Value plus accrued interest $243,662,989 due 2/15/36-11/15/51)	236,566,000	24.2
		Total U.S. Treasury Repurchase Agreement (Cost $236,566,000)	236,566,000	24.2
Shares			Value	Percentage of Net Assets

INVESTMENT COMPANIES: 4.3%
42,000,000	(2)	Morgan Stanley Institutional Liquidity Funds — Government Portfolio (Institutional Share Class), 2.798%, 10/03/22	$42,000,000	4.3
		Total Investment Companies (Cost $42,000,000)	42,000,000	4.3
		Total Investments in Securities (Cost $904,361,109)	$904,361,109	92.7
		Assets in Excess of Other Liabilities	70,900,777	7.3
		Net Assets	$975,261,886	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2023.
(2)	Rate shown is the 7-day yield as of June 30, 2023.

Reference Rate Abbreviations:

SOFRRATE	1-day Secured Overnight Financing Rate
USBMMY3M	U.S. Treasury 3-month Bill Money Market Yield

See Accompanying Notes to Financial Statements

35

Voya Government Liquid Assets Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2023 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
U.S. Government Agency Debt	$—	$113,000,000	$—	$113,000,000
Investment Companies	42,000,000	—	—	42,000,000
U.S. Treasury Debt	—	512,795,109	—	512,795,109
U.S. Treasury Repurchase Agreement	—	236,566,000	—	236,566,000
Total Investments, at fair value	$42,000,000	$862,361,109	$—	$904,361,109

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

The following table is a summary of the Portfolio’s repurchase agreements by counterparty which are subject to offset under a MRA as of June 30,2023:

Counterparty	Government Repurchase Agreement, at fair value	Fair Value of Non-Cash Collateral Received Including Accrued Interest(1)	Net Amount
Deutsche Bank	$236,566,000	$(236,566,000)	$—
Totals	$236,566,000	$(236,566,000)	$—

(1)	Collateral with a fair value of $243,662,989 has been pledged in connection with the above government repurchase agreement. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $904,361,393.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	(284)
Net Unrealized Depreciation	$(284)

See Accompanying Notes to Financial Statements

36

VY® Cbre Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2023 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.3%
		Australia: 3.9%
166,621		Goodman Group	$2,239,865	1.3
506,063		Rural Funds Group	596,086	0.3
1,137,476		Scentre Group	2,011,646	1.1
758,716		Stockland	2,039,648	1.2
			6,887,245	3.9

		Austria: 0.3%
19,930		CA Immobilien Anlagen AG	577,948	0.3

		Belgium: 1.6%
11,744		Cofinimmo	882,491	0.5
7,247		Montea NV	559,475	0.3
46,415		Warehouses De Pauw CVA	1,274,682	0.8
			2,716,648	1.6
		Canada: 2.3%
16,991		Boardwalk Real Estate Investment Trust	797,637	0.4
88,836		Chartwell Retirement Residences	635,046	0.4
68,516	(1)	First Capital Real Estate Investment Trust	756,146	0.4
116,418		H&R Real Estate Investment Trust	900,762	0.5
113,881	(1)	Tricon Residential, Inc.	1,003,292	0.6
			4,092,883	2.3

		France: 3.1%
17,627	(1)	ICADE	735,660	0.4
75,223		Klepierre SA	1,868,858	1.1
60,009	(1)	Mercialys SA	542,298	0.3
44,375	(2)	Unibail-Rodamco-Westfield	2,340,535	1.3
			5,487,351	3.1

		Germany: 0.3%
45,365	(2)	TAG Immobilien AG	428,998	0.3

		Hong Kong: 4.9%
351,190		CK Asset Holdings Ltd.	1,951,479	1.1
904,690		Link REIT	5,036,520	2.9
324,260		Wharf Real Estate
		Investment Co. Ltd.	1,626,929	0.9
			8,614,928	4.9
		Japan: 8.9%
430		Activia Properties, Inc.	1,202,466	0.7
32,900		Aeon Mall Co., Ltd.	425,786	0.3
557		AEON REIT Investment Corp.	600,892	0.3
229		Daiwa Office Investment Corp.	995,731	0.6
578	(1)	Japan Excellent, Inc.	502,975	0.3
2,174		Japan Hotel REIT Investment Corp.	1,109,037	0.6
3,654		Japan Metropolitan Fund Invest	2,444,834	1.4
699		Kenedix Office Investment Corp.	1,682,034	1.0
2,046		LaSalle Logiport REIT	2,146,679	1.2
45,712		Mitsui Fudosan Co., Ltd.	911,105	0.5
1,717	(1)	Orix JREIT, Inc.	2,113,622	1.2
249,955		Tokyu Fudosan Holdings Corp.	1,432,693	0.8
			15,567,854	8.9
Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Luxembourg: 0.4%
13,903	(1)	Shurgard Self Storage Ltd.	$634,603	0.4

		Netherlands: 0.3%
22,053		Eurocommercial Properties NV	512,236	0.3

		Singapore: 3.1%
1,649,717		CapLand Ascendas REIT	3,329,746	1.9
2,156,690		Frasers Logistics & Commercial Trust	1,996,979	1.2
			5,326,725	3.1

		Spain: 0.5%
90,535		Merlin Properties Socimi SA	775,466	0.5

		Sweden: 1.0%
15,434		Catena AB	565,837	0.3
50,810		Hufvudstaden AB	603,740	0.3
53,849		Pandox AB	627,267	0.4
			1,796,844	1.0

		Switzerland: 1.2%
18,962		PSP Swiss Property AG	2,118,758	1.2

		United Kingdom: 4.2%
279,070		British Land Co. PLC	1,076,197	0.6
241,790		Land Securities Group PLC	1,767,941	1.0
430,561		LondonMetric Property PLC	908,833	0.5
591,112		NewRiver REIT PLC	668,135	0.4
104,631		Safestore Holdings PLC	1,132,539	0.7
643,758		Shaftesbury Capital PLC	941,028	0.5
82,942		Unite Group PLC	918,781	0.5
			7,413,454	4.2

		United States: 62.3%
34,997		Alexandria Real Estate Equities, Inc.	3,971,809	2.3
89,209		Americold Realty Trust, Inc.	2,881,451	1.6
67,510		Apartment Income REIT Corp.	2,436,436	1.4
59,056		Broadstone Net Lease, Inc.	911,825	0.5
24,654		Camden Property Trust	2,684,081	1.5
103,438		CubeSmart	4,619,541	2.6
57,108		DiamondRock Hospitality Co.	457,435	0.3
16,225		Equinix, Inc.	12,719,426	7.3
22,397		Essex Property Trust, Inc.	5,247,617	3.0
36,407		Four Corners Property Trust, Inc.	924,738	0.5
137,677		Healthpeak Properties, Inc.	2,767,308	1.6
7,962		Hilton Worldwide Holdings, Inc.	1,158,869	0.7
15,649		Hyatt Hotels Corp.	1,793,062	1.0
103,417		Independence Realty Trust, Inc.	1,884,258	1.1
198,577		Invitation Homes, Inc.	6,831,049	3.9
93,175		Macerich Co.	1,050,082	0.6
69,516		NNN REIT, Inc.	2,974,590	1.7
100,247		Park Hotels & Resorts, Inc.	1,285,167	0.7
68,324	(1)	Pebblebrook Hotel Trust	952,437	0.5
47,908		ProLogis, Inc.	5,874,958	3.3

See Accompanying Notes to Financial Statements

37

VY® Cbre Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2023 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		United States: (continued)
38,211		Public Storage, Inc.	$11,153,027	6.4
82,698		Rexford Industrial Realty, Inc.	4,318,490	2.5
93,613		Simon Property Group, Inc.	10,810,429	6.2
61,933		Spirit Realty Capital, Inc.	2,438,922	1.4
43,289		Sun Communities, Inc.	5,647,483	3.2
117,153		Sunstone Hotel Investors, Inc.	1,185,588	0.7
49,206		Tanger Factory Outlet Centers, Inc.	1,085,976	0.6
84,472		Ventas, Inc.	3,992,991	2.3
23,771		VICI Properties, Inc.	747,122	0.4
53,891		Welltower, Inc.	4,359,243	2.5
			109,165,410	62.3

		Total Common Stock (Cost $164,681,302)	172,117,351	98.3

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 3.9%
		Repurchase Agreements: 3.1%
1,292,482	(3)	Bank of America Inc., Repurchase Agreement dated 06/30/23, 5.06%, due 07/03/23 (Repurchase Amount $1,293,020, collateralized by various U.S. Government Agency Obligations, 2.000%- 6.500%, Market Value plus accrued interest $1,318,332, due 04/01/35- 09/01/61)	1,292,482	0.7
237,185	(3)	Citigroup, Inc., Repurchase Agreement dated 06/30/23, 5.07%, due 07/03/23 (Repurchase Amount $237,284, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%- 6.500%, Market Value plus accrued interest $241,929, due 10/31/24-08/20/67)	237,185	0.1
1,292,482	(3)	HSBC Securities USA, Repurchase Agreement dated 06/30/23, 5.06%, due 07/03/23 (Repurchase Amount $1,293,020, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 6.000%, Market Value plus accrued interest $1,318,332, due 08/15/23- 11/15/57)	1,292,482	0.8
Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements: (continued)
1,292,482	(3)	Jefferies LLC, Repurchase Agreement dated 06/30/23, 5.17%, due 07/03/23 (Repurchase Amount $1,293,031, collateralized by various U.S. Government Agency Obligations, 0.000%- 5.050%, Market Value plus accrued interest $1,318,335, due 07/28/23- 06/21/28)	$1,292,482	0.8
1,292,482	(3)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/23, 5.06%, due 07/03/23 (Repurchase Amount $1,293,020, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 7.500%, Market Value plus accrued interest $1,318,332, due 07/31/23- 05/20/53)	1,292,482	0.7

		Total Repurchase Agreements (Cost $5,407,113)	5,407,113	3.1

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.8%
		1,500,299 (4) BlackRock Liquidity Funds, FedFund, Institutional Class, 4.990% (Cost $1,500,299)	1,500,299	0.8

		Total Short-Term Investments (Cost $6,907,412)	6,907,412	3.9
		Total Investments in Securities (Cost $171,588,714)	$179,024,763	102.2
		Liabilities in Excess of Other Assets	(3,877,036)	(2.2)
		Net Assets	$175,147,727	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of June 30, 2023.

See Accompanying Notes to Financial Statements

38

VY® Cbre Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2023 (UNAUDITED) (CONTINUED)

REIT Diversification	Percentage of Net Assets
Retail REITs	21.2%
Industrial REITs	14.5
Multi-Family Residential REITs	8.0
Data Center REITs	7.2
Single-Family Residential REITs	7.1
Health Care REITs	6.9
Specialized REITs	6.4
Office REITs	5.4
Real Estate Operating Companies	5.0
Diversified REITs	4.7
Self Storage REITs	3.3
Hotel & Resort REITs	2.9
Hotels, Resorts & Cruise Lines	1.7
Diversified Real Estate Activities	1.3
Other Specialized REITs	1.2
Real Estate Development	1.1
Health Care Facilities	0.4
Assets in Excess of Other Liabilities*	1.7
Net Assets	100.0%

*	Includes short-term investments.

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$6,887,245	$—	$6,887,245
Austria	—	577,948	—	577,948
Belgium	—	2,716,648	—	2,716,648
Canada	4,092,883	—	—	4,092,883
France	—	5,487,351	—	5,487,351
Germany	—	428,998	—	428,998
Hong Kong	—	8,614,928	—	8,614,928
Japan	—	15,567,854	—	15,567,854
Luxembourg	634,603	—	—	634,603
Netherlands	—	512,236	—	512,236
Singapore	—	5,326,725	—	5,326,725
Spain	—	775,466	—	775,466
Sweden	—	1,796,844	—	1,796,844
Switzerland	—	2,118,758	—	2,118,758
United Kingdom	1,609,163	5,804,291	—	7,413,454
United States	109,165,410	—	—	109,165,410
Total Common Stock	115,502,059	56,615,292	—	172,117,351
Short-Term Investments	1,500,299	5,407,113	—	6,907,412
Total Investments, at fair value	$117,002,358	$62,022,405	$—	$179,024,763

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $177,949,074.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$13,913,089
Gross Unrealized Depreciation	(12,857,109)
Net Unrealized Appreciation	$1,055,980

See Accompanying Notes to Financial Statements

39

VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2023 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.3%
		Communication Services: 7.6%
18,728	(1)	Alphabet, Inc. - Class A	$2,241,741	0.6
11,458	(1)	Charter Communications, Inc.	4,209,325	1.1
132,874		Comcast Corp. – Class A	5,520,915	1.4
22,166	(1)	Meta Platforms, Inc.	6,361,199	1.7
44,974	(1)	T-Mobile US, Inc.	6,246,889	1.6
51,803	(1)	Walt Disney Co.	4,624,972	1.2
			29,205,041	7.6

		Consumer Discretionary: 6.1%
50,149	(1)	Amazon.com, Inc.	6,537,424	1.7
191,994		General Motors Co.	7,403,289	1.9
80,636	(1)	Las Vegas Sands Corp.	4,676,888	1.2
56,931		TJX Cos., Inc.	4,827,179	1.3
			23,444,780	6.1

		Consumer Staples: 6.6%
114,587		Diageo PLC	4,926,220	1.3
105,054		Kraft Heinz Co.	3,729,417	0.9
75,131		Philip Morris International, Inc.	7,334,289	1.9
63,196		Sysco Corp.	4,689,143	1.2
112,403	(1)	US Foods Holding Corp.	4,945,732	1.3
			25,624,801	6.6

		Energy: 9.4%
33,312		Chevron Corp.	5,241,643	1.3
100,112		ConocoPhillips	10,372,604	2.7
62,558		Devon Energy Corp.	3,024,054	0.8
86,856		Exxon Mobil Corp.	9,315,306	2.4
34,975		Phillips 66	3,335,916	0.9
24,089		Pioneer Natural Resources Co.	4,990,759	1.3
			36,280,282	9.4

		Financials: 19.5%
24,218		American Express Co.	4,218,776	1.1
143,000		American International Group, Inc.	8,228,220	2.1
334,020		Bank of America Corp.	9,583,034	2.5
68,735		Charles Schwab Corp.	3,895,900	1.0
191,431		Citizens Financial Group, Inc.	4,992,520	1.3
42,288	(1)	Fiserv, Inc.	5,334,631	1.4
19,440		Goldman Sachs Group, Inc.	6,270,178	1.6
92,379		KKR & Co., Inc.	5,173,224	1.4
43,430	(1)	PayPal Holdings, Inc.	2,898,084	0.8
34,596		PNC Financial Services Group, Inc.	4,357,366	1.1
331,942		Wells Fargo & Co.	14,167,284	3.7
25,000		Willis Towers Watson PLC	5,887,500	1.5
			75,006,717	19.5

		Health Care: 17.9%
100,913		Bristol-Myers Squibb Co.	6,453,386	1.7
70,669	(1)	Centene Corp.	4,766,624	1.2
22,314		Cigna Corp.	6,261,308	1.6
42,655		CVS Health Corp.	2,948,740	0.8
5,933		Elevance Health, Inc.	2,635,972	0.7
35,012		GE HealthCare Technologies, Inc.	2,844,375	0.7
Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Health Care: (continued)
159,882		GSK PLC	$2,833,525	0.7
50,083		Johnson & Johnson	8,289,738	2.2
7,241		McKesson Corp.	3,094,152	0.8
74,766		Medtronic PLC	6,586,885	1.7
63,556		Merck & Co., Inc.	7,333,727	1.9
73,130		Sanofi	7,872,887	2.1
19,397		Universal Health Services, Inc.	3,060,265	0.8
27,440		Zimmer Biomet Holdings, Inc.	3,995,264	1.0
			68,976,848	17.9

		Industrials: 11.9%
179,652		CSX Corp.	6,126,133	1.6
39,765		Emerson Electric Co.	3,594,358	0.9
45,313		Ferguson PLC	7,128,188	1.9
121,440		Johnson Controls International plc	8,274,922	2.2
18,244		Parker Hannifin Corp.	7,115,890	1.8
59,419		Raytheon Technologies Corp.	5,820,685	1.5
36,463		Stanley Black & Decker, Inc.	3,416,948	0.9
62,334		Textron, Inc.	4,215,648	1.1
			45,692,772	11.9

		Information Technology: 11.5%
134,330		Cisco Systems, Inc.	6,950,234	1.8
73,992		Cognizant Technology Solutions Corp.	4,830,198	1.3
117,340		Intel Corp.	3,923,850	1.0
7,933		Lam Research Corp.	5,099,808	1.3
49,904		Micron Technology, Inc.	3,149,442	0.8
22,352		NXP Semiconductor NV - NXPI - US	4,575,007	1.2
35,742		Oracle Corp.	4,256,515	1.1
18,077	(1)	Salesforce, Inc.	3,818,947	1.0
36,978	(1)	Splunk, Inc.	3,922,996	1.0
28,387		TE Connectivity Ltd.	3,978,722	1.0
			44,505,719	11.5

		Materials: 2.6%
174,701		Barrick Gold Corp.	2,957,688	0.8
64,648		Corteva, Inc.	3,704,330	0.9
49,136		DuPont de Nemours, Inc.	3,510,276	0.9
			10,172,294	2.6

		Real Estate: 2.7%
130,354	(1)	CBRE Group, Inc.	10,520,871	2.7

		Utilities: 2.5%
41,574		American Electric Power Co., Inc.	3,500,531	0.9
76,458		Exelon Corp.	3,114,899	0.8
79,436		FirstEnergy Corp.	3,088,471	0.8
			9,703,901	2.5

		Total Common Stock (Cost $322,440,433)	379,134,026	98.3

See Accompanying Notes to Financial Statements

40

VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2023 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 1.3%
		Mutual Funds: 1.3%
4,887,127	(2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.990% (Cost $4,887,127)	$4,887,127	1.3

		Total Short-Term Investments (Cost $4,887,127)	4,887,127	1.3
		Total Investments in Securities (Cost $327,327,560)	$384,021,153	99.6
		Assets in Excess of Other Liabilities	1,458,963	0.4
		Net Assets	$385,480,116	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of June 30, 2023.

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Common Stock
Communication Services	$29,205,041	$—	$—	$29,205,041
Consumer Discretionary	23,444,780	—	—	23,444,780
Consumer Staples	20,698,581	4,926,220	—	25,624,801
Energy	36,280,282	—	—	36,280,282
Financials	75,006,717	—	—	75,006,717
Health Care	58,270,436	10,706,412	—	68,976,848
Industrials	45,692,772	—	—	45,692,772
Information Technology	44,505,719	—	—	44,505,719
Materials	10,172,294	—	—	10,172,294
Real Estate	10,520,871	—	—	10,520,871
Utilities	9,703,901	—	—	9,703,901
Total Common Stock	363,501,394	15,632,632	—	379,134,026
Short-Term Investments	4,887,127	—	—	4,887,127
Total Investments, at fair value	$368,388,521	$15,632,632	$—	$384,021,153
Other Financial Instruments+
Forward Foreign Currency Contracts	—	42,387	—	42,387
Total Assets	$368,388,521	$15,675,019	$—	$384,063,540

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

41

VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2023 (UNAUDITED) (CONTINUED)

At June 30, 2023, the following forward foreign currency contracts were outstanding for VY® Invesco Growth and Income Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 5,770,739	GBP 4,528,219	State Street Bank and Trust Co.	07/28/23	$18,780
USD 5,886,884	EUR 5,366,279	The Bank of New York Mellon	07/28/23	23,607
				$42,387

Currency Abbreviations

EUR — EU Euro

GBP — British Pound

USD — United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2023 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$ 42,387
Total Asset Derivatives		$ 42,387

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2023 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$(218,795)
Total	$(218,795)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$(95,959)
Total	$(95,959)

See Accompanying Notes to Financial Statements

42

VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2023 (UNAUDITED) (CONTINUED)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2023:

	State Street Bank and Trust Co.	The Bank of New York Mellon	Totals
Assets:
Forward foreign currency contracts	$18,780	$23,607	$42,387
Total Assets	$18,780	$23,607	$42,387

Net OTC derivative instruments by counterparty, at fair value	$18,780	$23,607	$42,387

Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—
Net Exposure(1)	$18,780	$23,607	$42,387

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.
Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $329,219,463.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$72,360,012
Gross Unrealized Depreciation	(17,481,015)
Net Unrealized Appreciation	$54,878,997

See Accompanying Notes to Financial Statements

43

VY® Jpmorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2023 (UNAUDITED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 99.9%
		Argentina: 3.3%
9,066	(1)	Globant SA	$1,629,342	0.5
7,369	(1)	MercadoLibre, Inc.	8,729,317	2.8
			10,358,659	3.3

		Brazil: 4.4%
495,838		Itau Unibanco Holding SA ADR	2,925,444	0.9
862,170	(1)	NU Holdings Ltd./Cayman Islands	6,802,521	2.2
649,073		Raia Drogasil SA	4,002,992	1.3
			13,730,957	4.4

		China: 21.7%
549,400		Beijing Oriental Yuhong Waterproof Technology Co. Ltd. - A Shares	2,065,167	0.6
1,085,000	(2)	Budweiser Brewing Co. APAC Ltd.	2,807,612	0.9
138,289	(1)	Dada Nexus Ltd. ADR	734,315	0.3
272,226		Foshan Haitian Flavouring & Food Co. Ltd. - A Shares	1,758,859	0.6
394,769		Fuyao Glass Industry Group Co. Ltd. - A Shares	1,951,034	0.6
31,802		JD.com, Inc. ADR	1,085,402	0.4
287,264		JD.com, Inc. - Class A	4,899,163	1.6
595,687		Jiangsu Hengli Hydraulic Co. Ltd. - A Shares	5,282,638	1.7
993,000	(1)	Kingdee International Software Group Co., Ltd.	1,333,440	0.4
455,300		Midea Group Co. Ltd. - A Shares	3,700,999	1.2
231,565		NetEase, Inc.	4,485,163	1.4
3,981		NetEase, Inc. ADR	384,923	0.1
66,821		Shenzhen Mindray Bio- Medical Electronics Co. Ltd. - A Shares	2,765,180	0.9
372,200		Shenzhou International Group Holdings Ltd.	3,574,785	1.1
121,000		Silergy Corp.	1,507,321	0.5
308,200		Tencent Holdings Ltd.	13,068,043	4.2
327,794		Wanhua Chemical Group Co. Ltd. - A Shares	3,966,458	1.3
168,000		Wuliangye Yibin Co. Ltd. - A Shares	3,792,670	1.2
218,000		WuXi AppTec Co. Ltd. - A Shares	1,874,789	0.6
561,500	(1), (2)	Wuxi Biologics Cayman, Inc.	2,698,599	0.9
67,679		Yum China Holdings, Inc.	3,823,863	1.2
			67,560,423	21.7

		Germany: 0.4%
30,838	(1), (2)	Delivery Hero SE	1,360,578	0.4

		Hong Kong: 4.6%
721,200		AIA Group Ltd.	7,324,868	2.4
50,400		Hong Kong Exchanges and Clearing Ltd.	1,909,606	0.6
831,669	(1)	JS Global Lifestyle Co. Ltd. HK	734,450	0.2
406,000		Techtronic Industries Co., Ltd.	4,439,858	1.4
			14,408,782	4.6
Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		India: 22.7%
55,225		Apollo Hospitals Enterprise Ltd.	$3,437,602	1.1
57,644		Asian Paints Ltd.	2,367,086	0.8
47,294		Britannia Industries Ltd.	2,899,953	0.9
225,432		HDFC Bank Ltd. ADR	15,712,610	5.0
493,829	(2)	HDFC Life Insurance Co., Ltd.	3,923,049	1.3
128,605		Hindustan Unilever Ltd.	4,204,740	1.3
230,146		Housing Development Finance Corp.	7,940,102	2.5
241,453		Infosys Ltd. ADR	3,880,150	1.3
109,510		Infosys Ltd.	1,783,687	0.6
503,612		ITC Ltd.	2,776,927	0.9
405,548		Kotak Mahindra Bank Ltd.	9,146,517	2.9
203,172		Reliance Industries Ltd.	6,333,092	2.0
161,518		Tata Consultancy Services Ltd.	6,526,514	2.1
			70,932,029	22.7

		Indonesia: 4.4%
11,170,300		Bank Central Asia Tbk PT	6,850,728	2.2
19,077,651		Bank Rakyat Indonesia	6,965,091	2.2
			13,815,819	4.4

		Macau: 0.8%
671,600	(1)	Sands China Ltd.	2,300,038	0.8

		Mexico: 3.6%
555,576		Grupo Financiero Banorte	4,570,673	1.5
1,683,310		Wal-Mart de Mexico SAB de CV	6,676,399	2.1
			11,247,072	3.6

		Panama: 1.3%
37,638	(3)	Copa Holdings S.A.- Class A	4,162,010	1.3

		Portugal: 1.6%
179,303		Jeronimo Martins SGPS SA	4,939,556	1.6

		South Africa: 3.5%
193,340		Bid Corp. Ltd.	4,245,493	1.4
30,135		Capitec Bank Holdings Ltd.	2,510,277	0.8
1,111,638		FirstRand Ltd.	4,050,567	1.3
			10,806,337	3.5

		South Korea: 9.1%
7,398		LG Chem Ltd.	3,766,040	1.2
397,779		Samsung Electronics Co., Ltd. 005930	21,903,017	7.0
30,806		SK Hynix, Inc.	2,706,751	0.9
			28,375,808	9.1

		Spain: 1.1%
446,457		Banco Bilbao Vizcaya Argentaria SA	$3,430,005	1.1

See Accompanying Notes to Financial Statements

44

VY® Jpmorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2023 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Taiwan: 13.5%
609,315		Chailease Holding Co. Ltd.	$4,006,124	1.3
417,000		Delta Electronics, Inc.	4,621,332	1.5
176,000		Realtek Semiconductor Corp.	2,194,478	0.7
907,223		Taiwan Semiconductor Manufacturing Co., Ltd.	16,759,433	5.3
145,021		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	14,635,519	4.7
			42,216,886	13.5

		United Kingdom: 1.1%
234,541		Prudential PLC	3,312,522	1.1

		United States: 2.8%
14,852	(1)	EPAM Systems, Inc.	3,337,987	1.1
16,157		Estee Lauder Cos., Inc.	3,172,911	1.0
831,669	(1), (2)	JS Global Lifestyle Co. Ltd.	145,063	0.1
3,799		Monolithic Power Systems, Inc.	2,052,334	0.6
			8,708,295	2.8

		Total Common Stock (Cost $263,666,163)	311,665,776	99.9

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 0.4%
		Repurchase Agreements: 0.1%
401,220	(4)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/23, 5.06%, due 07/03/23 (Repurchase Amount $401,387, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $409,244, due 07/31/23-05/20/53) (Cost $401,220)	401,220	0.1
Shares			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
		Mutual Funds: 0.3%
892,800	(5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.990% (Cost $892,800)	892,800	0.3

		Total Short-Term Investments (Cost $1,294,020)	1,294,020	0.4
		Total Investments in Securities (Cost $264,960,183)	$312,959,796	100.3
		Liabilities in Excess of Other Assets	(931,032)	(0.3)
		Net Assets	$312,028,764	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Security, or a portion of the security, is on loan.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of June 30, 2023.

Sector Diversification	Percentage of Net Assets
Financials	29.3%
Information Technology	27.2
Consumer Staples	13.5
Consumer Discretionary	10.4
Communication Services	5.7
Industrials	4.4
Materials	3.9
Health Care	3.5
Energy	2.0
Short-Term Investments	0.4
Liabilities in Excess of Other Assets	(0.3)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

45

VY® Jpmorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2023 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Common Stock	$10,358,659	$—	$—	$10,358,659
Argentina	13,730,957	—	—	13,730,957
Brazil	6,028,503	61,531,920	—	67,560,423
China	—	1,360,578	—	1,360,578
Germany	—	14,408,782	—	14,408,782
Hong Kong	19,592,760	51,339,269	—	70,932,029
India	—	13,815,819	—	13,815,819
Indonesia	—	2,300,038	—	2,300,038
Macau	11,247,072	—	—	11,247,072
Mexico	4,162,010	—	—	4,162,010
Panama	—	4,939,556	—	4,939,556
Portugal	6,755,770	4,050,567	—	10,806,337
South Africa	—	28,375,808	—	28,375,808
South Korea	—	3,430,005	—	3,430,005
Spain	14,635,519	27,581,367	—	42,216,886
Taiwan	—	3,312,522	—	3,312,522
United Kingdom	8,563,232	145,063	—	8,708,295
United States	95,074,482	216,591,294	—	311,665,776
Total Common Stock	892,800	401,220	—	1,294,020
Short-Term Investments	$95,967,282	$216,992,514	$—	$312,959,796

Total Investments, at fair value

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $269,085,804.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$85,311,586
Gross Unrealized Depreciation	(41,398,740)
Net Unrealized Appreciation	$43,912,846

See Accompanying Notes to Financial Statements

46

VY® Morgan Stanley Global Franchise Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2023 (UNAUDITED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.1%
		France: 7.2%
14,628		L’Oreal S.A.	$6,823,629	2.0
8,010		LVMH Moet Hennessy Louis Vuitton SE	7,552,747	2.3
43,960	(1)	Pernod Ricard SA	9,714,073	2.9
			24,090,449	7.2

		Germany: 5.9%
144,983		SAP SE	19,805,800	5.9

		Italy: 0.5%
122,153		Davide Campari-Milano NV	1,692,949	0.5

		Netherlands: 2.8%
91,003		Heineken NV	9,358,463	2.8

		United Kingdom: 10.5%
133,417		Experian PLC	5,120,689	1.6
248,991		Reckitt Benckiser Group PLC	18,711,927	5.6
68,027		Relx PLC (EUR Exchange)	2,269,265	0.7
261,575		Relx PLC (GBP Exchange)	8,726,349	2.6
			34,828,230	10.5

		United States: 71.2%
106,398		Abbott Laboratories	11,599,510	3.5
60,890		Accenture PLC	18,789,436	5.6
26,160		Aon PLC	9,030,432	2.7
28,299		Arthur J. Gallagher & Co.	6,213,611	1.9
34,704		Automatic Data Processing, Inc.	7,627,592	2.3
46,060		Becton Dickinson & Co.	12,160,300	3.7
28,436		Broadridge Financial Solutions, Inc. ADR	4,709,855	1.4
31,232		CDW Corp.	5,731,072	1.7
88,915		Coca-Cola Co.	5,354,461	1.6
65,576		Danaher Corp.	15,738,240	4.7
29,662		Equifax, Inc.	6,979,469	2.1
115,211		Intercontinental Exchange, Inc.	13,028,060	3.9
10,447		Jack Henry & Associates, Inc.	1,748,096	0.5
74,480		Microsoft Corp.	25,363,419	7.6
13,319		Moody’s Corp.	4,631,283	1.4
25,583		Nike, Inc. - Class B	2,823,596	0.8
65,661		Otis Worldwide Corp.	5,844,486	1.8
223,832		Philip Morris International, Inc.	21,850,480	6.6
58,439		Procter & Gamble Co.	8,867,534	2.7
17,147		Roper Technologies, Inc.	8,244,278	2.5
20,787		STERIS Public Ltd. Co.	4,676,659	1.4
28,221		Thermo Fisher Scientific, Inc.	14,724,307	4.4
75,257		Visa, Inc. - Class A	17,872,032	5.4
20,162		Zoetis, Inc.	3,472,098	1.0
			237,080,306	71.2

		Total Common Stock (Cost $239,671,216)	326,856,197	98.1

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 4.1%
		Repurchase Agreements: 2.6%
418,395	(2)	Bank of America Inc., Repurchase Agreement dated 06/30/23, 5.06%, due 07/03/23 (Repurchase Amount $418,569, collateralized by various U.S. Government Agency Obligations, 2.000%-6.500%, Market Value plus accrued interest $426,763, due 04/01/35-09/01/61)	$418,395	0.2
2,014,729	(2)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/23, 5.08%, due 07/03/23 (Repurchase Amount $2,015,570, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $2,055,023, due 10/13/23-02/20/73)	2,014,729	0.6
2,055,846	(2)	HSBC Securities USA, Repurchase Agreement dated 06/30/23, 5.06%, due 07/03/23 (Repurchase Amount $2,056,701, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $2,096,963, due 08/15/23-11/15/57)	2,055,846	0.6
2,055,846	(2)	Jefferies LLC, Repurchase Agreement dated 06/30/23, 5.17%, due 07/03/23 (Repurchase Amount $2,056,720, collateralized by various U.S. Government Agency Obligations, 0.000%-5.050%, Market Value plus accrued interest $2,096,968, due 07/28/23-06/21/28)	2,055,846	0.6
2,055,846	(2)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/23, 5.06%, due 07/03/23 (Repurchase Amount $2,056,701, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $2,096,963, due 07/31/23-05/20/53)	2,055,846	0.6
		Total Repurchase Agreements (Cost $8,600,662)	8,600,662	2.6

See Accompanying Notes to Financial Statements

47

VY® Morgan Stanley Global Franchise Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2023 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.5%
4,962,096	(3)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.990% (Cost $4,962,096)	$4,962,096	1.5

		Total Short-Term Investments (Cost $13,562,758)	13,562,758	4.1
		Total Investments in Securities (Cost $253,233,974)	$340,418,955	102.2
		Liabilities in Excess of Other Assets	(7,415,217)	(2.2)
		Net Assets	$333,003,738	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Security, or a portion of the security, is on loan.
(2)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(3)	Rate shown is the 7-day yield as of June 30, 2023.
Sector Diversification	Percentage of Net Assets

Consumer Staples	24.7%
Information Technology	23.4
Health Care	18.7
Financials	15.8
Industrials	12.4
Consumer Discretionary	3.1
Short-Term Investments	4.1
Liabilities in Excess of Other Assets	(2.2)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Common Stock
France	$—	$24,090,449	$—	$24,090,449
Germany	—	19,805,800	—	19,805,800
Italy	—	1,692,949	—	1,692,949
Netherlands	—	9,358,463	—	9,358,463
United Kingdom	—	34,828,230	—	34,828,230
United States	237,080,306	—	—	237,080,306
Total Common Stock	237,080,306	89,775,891	—	326,856,197
Short-Term Investments	4,962,096	8,600,662	—	13,562,758
Total Investments, at fair value	$242,042,402	$98,376,553	$—	$340,418,955

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

48

VY® Morgan Stanley Global Franchise Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2023 (UNAUDITED) (CONTINUED)

At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $255,297,031.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$89,724,645
Gross Unrealized Depreciation	(3,529,825)
Net Unrealized Appreciation	$86,194,820

See Accompanying Notes to Financial Statements

49

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2023 (UNAUDITED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 66.2%
		Communication Services: 3.0%
1,609,013	(1), (2)	Alphabet, Inc. - Class A	$192,598,856	2.5
151,895	(2)	Meta Platforms, Inc.	43,590,827	0.5
			236,189,683	3.0

		Consumer Discretionary: 5.8%
1,699,867	(1), (2)	Amazon.com, Inc.	221,594,662	2.8
368,631	(1)	Hilton Worldwide Holdings, Inc.	53,654,242	0.7
609,057	(2)	Mobileye Global, Inc.	23,399,970	0.3
156,300	(1)	Starbucks Corp.	15,483,078	0.2
996,306	(1)	Yum! Brands, Inc.	138,038,196	1.8
			452,170,148	5.8

		Consumer Staples: 0.6%
1,559,049		Keurig Dr Pepper, Inc.	48,751,462	0.6

		Energy: 1.5%
929,817		Canadian Natural Resources Ltd.	52,311,504	0.6
537,200		Chesapeake Energy Corp.	44,952,896	0.6
188,854		EOG Resources, Inc.	21,612,452	0.3
			118,876,852	1.5

		Financials: 7.6%
22,787	(1)	CME Group, Inc.	4,222,203	0.1
157,000		Goldman Sachs Group, Inc.	50,638,780	0.7
1,347,854		Intercontinental Exchange, Inc.	152,415,330	1.9
948,021		KKR & Co., Inc.	53,089,176	0.7
332,751	(1)	Marsh & McLennan Cos., Inc.	62,583,808	0.8
240,400	(1)	Mastercard, Inc. - Class A	94,549,320	1.2
571,032		PNC Financial Services Group, Inc.	71,921,481	0.9
55,793	(1)	S&P Global, Inc.	22,366,856	0.3
340,568	(1)	Visa, Inc. - Class A	80,878,089	1.0
			592,665,043	7.6

		Health Care: 16.0%
595,415		AbbVie, Inc.	80,220,263	1.0
3,753,665	(2)	Avantor, Inc.	77,100,279	1.0
809,014		Baxter International, Inc.	36,858,678	0.5
610,036	(1)	Becton Dickinson & Co.	161,055,604	2.1
203,364	(2)	Biogen, Inc.	57,928,235	0.7
720,562		Danaher Corp.	172,934,880	2.2
128,600		Eli Lilly & Co.	60,310,828	0.8
301,021	(1)	GE HealthCare Technologies, Inc.	24,454,946	0.3
4,469	(2)	Humana, Inc.	1,998,095	0.0
57,862	(2)	Karuna Therapeutics, Inc.	12,547,375	0.2
1,230,067		PerkinElmer, Inc.	146,119,659	1.9
111,900	(1)	Stryker Corp.	34,139,571	0.4
312,359		Teleflex, Inc.	75,600,249	1.0
184,074		Thermo Fisher Scientific, Inc.	96,040,610	1.2
Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Health Care: (continued)
445,213		UnitedHealth Group, Inc.	$213,987,176	2.7
			1,251,296,448	16.0

		Industrials: 7.7%
163,516		Ametek, Inc.	26,469,970	0.3
291,720		Equifax, Inc.	68,641,716	0.9
2,385,879		Fortive Corp.	178,392,173	2.3
373,516	(1)	General Electric Co.	41,030,733	0.5
1,662,837	(1)	Ingersoll Rand, Inc.	108,683,026	1.4
63,612		Republic Services, Inc.	9,743,450	0.1
701,710	(1)	TransUnion	54,964,944	0.7
803,275		Waste Connections, Inc.	114,812,096	1.5
			602,738,108	7.7

		Information Technology: 18.1%
207,400		Analog Devices, Inc.	40,403,594	0.5
1,401,093		Apple, Inc.	271,770,009	3.5
5,655,527	(2)	Aurora Innovation, Inc.	16,627,249	0.2
687,383	(2)	Black Knight, Inc.	41,057,387	0.5
129,074		Intuit, Inc.	59,140,416	0.8
1,290,111		Microsoft Corp.	439,334,400	5.6
251,000		Nvidia Corp.	106,178,020	1.4
538,968	(1)	NXP Semiconductor NV - NXPI - US	110,315,970	1.4
31,684	(2)	PTC, Inc.	4,508,633	0.1
220,288		Roper Technologies, Inc.	105,914,471	1.3
314,793	(1), (2)	Salesforce, Inc.	66,503,169	0.8
177,157		TE Connectivity Ltd.	24,830,325	0.3
153,598	(2)	Teledyne Technologies, Inc.	63,145,674	0.8
388,189	(1)	Texas Instruments, Inc.	69,881,784	0.9
			1,419,611,101	18.1

		Materials: 0.9%
186,810	(1)	Linde PLC	71,189,555	0.9

		Utilities: 5.0%
1,390,751		Ameren Corp.	113,582,634	1.4
1,065,446		Centerpoint Energy, Inc.	31,057,751	0.4
411,391		DTE Energy Co.	45,261,238	0.6
2,081,603		Exelon Corp.	84,804,506	1.1
281,000		WEC Energy Group, Inc.	24,795,440	0.3
1,550,894		Xcel Energy, Inc.	96,419,080	1.2
			395,920,649	5.0

		Total Common Stock (Cost $4,613,437,635)	5,189,409,049	66.2

PREFERRED STOCK: 0.5%
		Consumer Discretionary: 0.2%
413,251	(2), (3), (4)	Waymo LLC., Series A-2	15,761,393	0.2

See Accompanying Notes to Financial Statements

50

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2023 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

PREFERRED STOCK: (continued)
		Financials: 0.0%
23,000	(2), (5), (6)	Charles Schwab Corp. - Series D	$575,000	0.0

		Utilities: 0.3%
350,275	(2), (5)	CMS Energy Corp. (03/01/2079)	8,529,196	0.1
384,608	(2), (5)	CMS Energy Corp. (10/15/2078)	9,219,054	0.1
101,232	(2), (5), (7) (2),	NiSource, Inc. - Series B	2,550,034	0.0
264,908	(5), (7)	SCE Trust IV	5,234,582	0.1
			25,532,866	0.3

		Total Preferred Stock (Cost $63,585,281)	41,869,259	0.5

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 9.8%
		Communications: 1.2%
45,653,000	(8)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	41,641,927	0.6

44,545,000	(8)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	41,527,963	0.5

2,125,000	(8)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.500%, 05/01/2026	2,073,854	0.0

600,000		Lamar Media Corp., 3.625%, 01/15/2031	506,040	0.0

3,610,000	(6)	Lamar Media Corp., 3.750%, 02/15/2028	3,297,879	0.1

845,000		Lamar Media Corp., 4.875%, 01/15/2029	787,219	0.0
			89,834,882	1.2

		Consumer, Cyclical: 3.2%
14,517,000	(6)	Cedar Fair L.P., 5.250%, 07/15/2029	13,218,674	0.2

18,346,000	(6)	Cedar Fair L.P. / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.375%, 04/15/2027	17,462,778	0.2

8,217,000	(8)	Cedar Fair L.P. / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.500%, 05/01/2025	8,162,428	0.1
Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
11,860,000		Cedar Fair L.P. / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op, 6.500%, 10/01/2028	$11,580,972	0.1

2,719,000	(8)	Clarios Global L.P., 6.750%, 05/15/2025	2,723,750	0.0

3,708,000	(8)	Clarios Global L.P. / Clarios US Finance Co., 6.250%, 05/15/2026	3,688,367	0.0

11,970,000	(8)	Clarios Global L.P. / Clarios US Finance Co., 8.500%, 05/15/2027	12,012,027	0.2

7,010,000	(8)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	6,810,176	0.1

7,791,000	(8)	Hilton Domestic Operating Co., Inc., 3.625%, 02/15/2032	6,503,082	0.1

6,466,000	(8)	Hilton Domestic Operating Co., Inc., 3.750%, 05/01/2029	5,745,122	0.1

7,475,000	(8)	Hilton Domestic Operating Co., Inc., 4.000%, 05/01/2031	6,498,698	0.1

5,086,000		Hilton Domestic Operating Co., Inc., 4.875%, 01/15/2030	4,746,865	0.1

3,346,000	(8)	Hilton Domestic Operating Co., Inc., 5.375%, 05/01/2025	3,311,635	0.0

7,572,000	(8)	Hilton Domestic Operating Co., Inc., 5.750%, 05/01/2028	7,463,064	0.1

2,270,000		Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.875%, 04/01/2027	2,204,131	0.0

25,531,000	(8)	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.750%, 06/01/2027	24,669,456	0.3

9,459,000	(8)	Life Time, Inc., 5.750%, 01/15/2026	9,226,619	0.1

595,000	(8)	Live Nation Entertainment, Inc., 4.875%, 11/01/2024	586,493	0.0

1,203,000	(8)	Mattel, Inc., 3.375%, 04/01/2026	1,108,194	0.0

2,566,000	(8)	Mattel, Inc., 3.750%, 04/01/2029	2,260,175	0.0

See Accompanying Notes to Financial Statements

51

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2023 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
924,000	(8)	Mattel, Inc., 5.875%, 12/15/2027	$908,373	0.0

9,407,273	(8)	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 06/20/2027	9,439,227	0.1

21,402,000	(6), (8)	Six Flags Entertainment Corp., 5.500%, 04/15/2027	20,173,258	0.3

5,559,000	(6), (8)	Six Flags Theme Parks, Inc., 7.000%, 07/01/2025	5,591,782	0.1

1,977,931		United Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	1,944,691	0.0

263,058		US Airways 2012-2 Class A Pass Through Trust, 4.625%, 12/03/2026	246,819	0.0

1,403,625		US Airways 2013-1 Class A Pass Through Trust, 3.950%, 05/15/2027	1,310,642	0.0

2,566,000	(8)	Vail Resorts, Inc., 6.250%, 05/15/2025	2,571,376	0.0

5,473,000	(6)	Yum! Brands, Inc., 3.625%, 03/15/2031	4,733,269	0.1

12,935,000		Yum! Brands, Inc., 4.625%, 01/31/2032	11,701,758	0.2

6,372,000	(8)	Yum! Brands, Inc., 4.750%, 01/15/2030	5,973,017	0.1

14,933,000		Yum! Brands, Inc., 5.350%, 11/01/2043	13,075,808	0.2

14,799,000		Yum! Brands, Inc., 5.375%, 04/01/2032	14,083,480	0.2

6,411,000		Yum! Brands, Inc., 6.875%, 11/15/2037	6,926,303	0.1
			248,662,509	3.2

		Consumer, Non-cyclical: 1.2%
9,730,000	(8)	Avantor Funding, Inc., 3.875%, 11/01/2029	8,527,649	0.1

13,457,000	(8)	Avantor Funding, Inc., 4.625%, 07/15/2028	12,485,711	0.2

7,314,000	(8)	Charles River Laboratories International, Inc., 3.750%, 03/15/2029	6,443,251	0.1

4,851,000	(6), (8)	Charles River Laboratories International, Inc., 4.000%, 03/15/2031	4,218,466	0.1
Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES:(continued)
		Consumer, Non-cyclical: (continued)
1,933,000	(8)	Charles River Laboratories International, Inc., 4.250%, 05/01/2028	$1,771,622	0.0

4,423,000	(8)	Gartner, Inc., 3.625%, 06/15/2029	3,897,653	0.1

1,714,000	(6), (8)	Gartner, Inc., 3.750%, 10/01/2030	1,494,451	0.0

770,000	(8)	Gartner, Inc., 4.500%, 07/01/2028	720,035	0.0

11,184,000	(8)	Hadrian Merger Sub, Inc., 8.500%, 05/01/2026	10,033,299	0.1

7,459,000	(8)	Heartland Dental LLC / Heartland Dental Finance Corp., 10.500%, 04/30/2028	7,421,705	0.1

2,749,000	(8)	Hologic, Inc., 3.250%, 02/15/2029	2,407,586	0.0

2,355,000	(8)	IQVIA, Inc., 5.000%, 05/15/2027	2,267,346	0.0

9,957,000	(8)	IQVIA, Inc., 5.700%, 05/15/2028	9,869,876	0.1

2,489,000	(8)	IQVIA, Inc., 6.500%, 05/15/2030	2,516,686	0.0

2,704,000	(8)	Korn Ferry, 4.625%, 12/15/2027	2,543,267	0.0

1,263,000	(8)	PRA Health Sciences, Inc., 2.875%, 07/15/2026	1,144,775	0.0

4,105,000	(6)	Service Corp. International/US, 3.375%, 08/15/2030	3,436,706	0.1

4,588,000	(8)	Surgery Center Holdings, Inc., 10.000%, 04/15/2027	4,696,850	0.1

700,000	(8)	Teleflex, Inc., 4.250%, 06/01/2028	640,311	0.0

6,015,000		Teleflex, Inc., 4.625%, 11/15/2027	5,674,551	0.1
			92,211,796	1.2

		Financial: 2.8%
2,230,000	(8)	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 4.250%, 10/15/2027	2,004,420	0.0

3,784,000	(8)	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 5.875%, 11/01/2029	3,295,656	0.0

See Accompanying Notes to Financial Statements

52

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2023 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
11,923,000	(8)	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 6.750%, 10/15/2027	$11,224,670	0.1

26,087,000	(8)	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 6.750%, 04/15/2028	25,900,567	0.3

3,510,000	(8)	AmWINS Group, Inc., 4.875%, 06/30/2029	3,173,314	0.0

4,786,000	(8)	BroadStreet Partners, Inc., 5.875%, 04/15/2029	4,156,949	0.1

2,790,000	(8)	HUB International Ltd., 5.625%, 12/01/2029	2,505,745	0.0

51,262,000	(8)	HUB International Ltd., 7.000%, 05/01/2026	51,189,720	0.7

81,894,000	(8)	HUB International Ltd., 7.250%, 06/15/2030	84,638,268	1.1

1,027,000		Intercontinental Exchange, Inc., 4.000%, 09/15/2027	1,001,353	0.0

480,000	(8)	Ryan Specialty LLC, 4.375%, 02/01/2030	425,496	0.0

5,822,000	(6)	SBA Communications Corp., 3.125%, 02/01/2029	4,940,288	0.1

6,160,000		SBA Communications Corp., 3.875%, 02/15/2027	5,680,175	0.1

411,000	(8)	SBA Tower Trust, 6.599%, 01/15/2028	418,463	0.0

21,024,000	(8)	USI, Inc./NY, 6.875%, 05/01/2025	20,893,861	0.3
			221,448,945	2.8

		Industrial: 0.9%
8,558,000		Ball Corp., 6.000%, 06/15/2029	8,504,513	0.1

19,077,000	(7)	General Electric Co., 8.882%, 12/31/2199	19,148,512	0.3

3,273,000	(8)	GFL Environmental, Inc., 4.000%, 08/01/2028	2,930,501	0.0

3,073,000	(8)	GFL Environmental, Inc., 4.375%, 08/15/2029	2,739,357	0.0

7,659,000	(8)	GFL Environmental, Inc., 4.750%, 06/15/2029	7,006,273	0.1

3,550,000		Howmet Aerospace, Inc., 3.000%, 01/15/2029	3,106,678	0.1
Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
510,000		Howmet Aerospace, Inc., 5.900%, 02/01/2027	$514,560	0.0

1,500,000		Lennox International, Inc., 3.000%, 11/15/2023	1,482,256	0.0

5,092,000	(8)	Sensata Technologies BV, 4.000%, 04/15/2029	4,537,911	0.1

5,100,000	(8)	Sensata Technologies BV, 5.000%, 10/01/2025	4,997,622	0.1

1,430,000	(8)	Sensata Technologies BV, 5.625%, 11/01/2024	1,420,496	0.0

1,182,000	(8)	Sensata Technologies BV, 5.875%, 09/01/2030	1,150,500	0.0

2,035,000	(8)	Sensata Technologies, Inc., 3.750%, 02/15/2031	1,742,757	0.0

664,000	(8)	Sensata Technologies, Inc., 4.375%, 02/15/2030	594,378	0.0

655,000		TransDigm UK Holdings PLC, 6.875%, 05/15/2026	649,710	0.0

6,537,000		TransDigm, Inc., 5.500%, 11/15/2027	6,173,280	0.1

2,100,000	(8)	TransDigm, Inc., 6.250%, 03/15/2026	2,091,627	0.0

940,000	(6)	TransDigm, Inc., 6.375%, 06/15/2026	928,943	0.0
			69,719,874	0.9

		Technology: 0.5%
1,686,000	(8)	Black Knight InfoServ LLC, 3.625%, 09/01/2028	1,523,335	0.0

4,250,000	(8)	Booz Allen Hamilton, Inc., 3.875%, 09/01/2028	3,848,632	0.1

2,578,000	(8)	Booz Allen Hamilton, Inc., 4.000%, 07/01/2029	2,311,981	0.0

1,790,000	(8)	Clarivate Science Holdings Corp., 3.875%, 07/01/2028	1,588,492	0.0

1,280,000	(6), (8)	Clarivate Science Holdings Corp., 4.875%, 07/01/2029	1,136,807	0.0

918,000	(6)	Crowdstrike Holdings, Inc., 3.000%, 02/15/2029	792,451	0.0

See Accompanying Notes to Financial Statements

53

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2023 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
2,943,000	(8)	Entegris Escrow Corp., 4.750%, 04/15/2029	$2,734,801	0.0

3,970,000	(8)	MSCI, Inc., 3.250%, 08/15/2033	3,201,323	0.0

9,406,000	(8)	MSCI, Inc., 3.625%, 09/01/2030	8,120,092	0.1

6,121,000	(8)	MSCI, Inc., 3.625%, 11/01/2031	5,231,516	0.1

6,913,000	(8)	MSCI, Inc., 3.875%, 02/15/2031	5,996,514	0.1

5,561,000	(8)	MSCI, Inc., 4.000%, 11/15/2029	5,037,824	0.1

1,025,000	(8)	PTC, Inc., 4.000%, 02/15/2028	944,545	0.0
			42,468,313	0.5

		Total Corporate Bonds/Notes (Cost $775,443,139)	764,346,319	9.8

U.S. TREASURY OBLIGATIONS: 8.3%
		U.S. Treasury Bonds: 4.9%
70,416,000		2.750%, 08/15/2032	64,566,796	0.8

330,512,100		3.500%, 02/15/2033	321,991,085	4.1
			386,557,881	4.9

		U.S. Treasury Notes: 3.4%
260,986,700		4.125%, 11/15/2032	266,736,563	3.4

		Total U.S. Treasury Obligations (Cost $669,267,412)	653,294,444	8.3

BANK LOANS: 10.5%
		Aerospace & Defense: 0.1%
10,656,614		SkyMiles IP Ltd. 2020 Skymiles Term Loan B, 4.750%, (US0003M + 3.750%), 10/20/2027	11,080,214	0.1

		Communications: 0.3%
7,440,517		Charter Communications Operating, LLC 2019 Term Loan B1, 6.834%, (TSFR1M + 1.750%), 04/30/2025	7,445,941	0.1

5,554,421		Charter Communications Operating, LLC 2019 Term Loan B2, 6.795%, (TSFR1M + 1.750%), 02/01/2027	5,527,804	0.1
Principal Amount†		Value	Percentage of Net Assets

BANK LOANS: (continued)
	Communications: (continued)
10,752,646	SBA Senior Finance II LLC 2021 Term Loan B, 6.950%, (SOFRRATE + 2.000%), 04/11/2025	$10,762,248	0.1
		23,735,993	0.3

	Consumer, Cyclical: 0.5%
35,473,532	Mileage Plus Holdings LLC 2020 Term Loan B, 6.250%, (US0003M + 5.250%), 06/21/2027	36,916,843	0.5

1,504,795	Restraurant Brands 2019 Term Loan B, 6.943%, (US0001M + 1.750%), 11/19/2026	1,495,038	0.0

2,738,270	WellPet - TL B 1L, 7.315%, (US0003M + 3.750%), 12/21/2027	2,690,350	0.0
		41,102,231	0.5

	Consumer, Non-cyclical: 1.5%
23,300,314	ADMI Corp. 2021 Incremental Term Loan B3, 8.955%, (US0001M + 3.750%), 12/23/2027	21,867,345	0.3

4,874,202	ADMI Corp./ Aspen Dental 2018 Term Loan B 1l, 8.217%, (US0003M + 2.750%), 04/30/2025	4,676,187	0.1

28,118,234	Heartland Dental LLC, 10.076%, (TSFR1M + 5.000%), 04/30/2028	27,155,184	0.3

21,174,348	Loire Finco Luxembourg Sarl - TL B 1L, 8.103%, (US0003M + 3.250%), 04/21/2027	20,565,586	0.3

3,410,558	Loire Finco Luxembourg Sarl 2021 Term Loan B, 8.603%, (US0001M + 3.750%), 04/21/2027	3,333,820	0.0

7,819,724	PetVet Care Centers LLC, 8.455%, (US0001M + 3.250%), 02/14/2025	7,616,896	0.1

655,000	PetVet Care Centers LLC 2021 2L, 11.404%, (US0001M + 6.250%), 02/13/2026	600,144	0.0

2,076,505	PetVet Care Centers LLC TL 1L, 7.943%, (US0003M + 2.750%), 02/14/2025	2,022,645	0.0

See Accompanying Notes to Financial Statements

54

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2023 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

BANK LOANS: (continued)
	Consumer, Non-cyclical: (continued)
22,942,334	Sunshine Luxembourg VII Sarl - TL B 1L, 9.092%, (US0003M + 4.250%), 10/01/2026	$22,853,112	0.3

5,009,827	Trans Union, LLC 2019 Term Loan B5, 6.841%, (TSFR1M + 1.750%), 11/16/2026	5,003,174	0.1
		115,694,093	1.5

	Electronics/Electrical: 0.8%
62,609,126	Ultimate Software Group Inc (The) 2021 Term Loan, 8.271%, (TSFR1M + 3.250%), 05/04/2026	61,591,727	0.8

	Financial: 1.0%
12,747,528	Alliant Holdings Intermediate, LLC 2023 Term Loan B5, 8.647%, (TSFR1M + 3.500%), 11/05/2027	12,691,758	0.2

820,438	AssuredPartners, Inc., 8.705%, (TSFR1M + 3.500%), 02/12/2027	813,669	0.0

309,704	BroadStreet Partners, Inc. 2021 1st Lien Term Loan, 8.154%, (US0001M + 3.250%), 01/27/2027	306,994	0.0

27,639,283	Howden Group Holdings Ltd. - TL B 1L, 8.455%, (US0001M + 3.250%), 11/12/2027	27,408,965	0.3

7,121,018	Hub International Limited 2022 Term Loan B, 9.072%, (TSFR1M + 4.000%), 11/10/2029	7,125,098	0.1

6,552,115	Ryan Specialty Group, LLC TL B 1L, 8.203%, (US0001M + 3.250%), 09/01/2027	6,556,210	0.1

26,312,299	USI, Inc. 2022 Incremental Term Loan, 8.380%, (TSFR1M + 3.750%), 11/22/2029	26,309,957	0.3
		81,212,651	1.0

	Food Products: 0.3%
20,582,651	IRB Holding Corp 2022 Term Loan B, 8.203%, (TSFR1M + 3.000%), 12/15/2027	20,475,456	0.3
Principal Amount†			Value	Percentage of Net Assets

BANK LOANS: (continued)
		Health Care: 0.5%
	10,207,651	ADMI Corp. 2021 Term Loan B2, 8.592%, (TSFR1M + 3.375%), 12/23/2027	$9,586,689	0.1

	4,669,354	Avantor Funding, Inc. 2021 Term Loan B5, 7.453%, (TSFR1M + 2.250%), 11/08/2027	4,672,804	0.1

	9,034,119	PetVet Care Centers, LLC 2021 Term Loan B3, 5.872%, (US0003M + 3.500%), 02/14/2025	8,891,082	0.1

	9,565,195	Press Ganey Holdings, Inc. 2021 Term Loan B, 4.500%, (US0003M + 3.750%), 07/24/2026	9,294,185	0.1

	5,447,547	Press Ganey Holdings, Inc. 2022 Incremental Term Loan, 8.855%, (TSFR1M + 3.750%), 07/24/2026	5,288,659	0.1
			37,733,419	0.5

		Industrial: 0.2%
EUR	9,246,874	Filtration Group - TL B 1L, 7.385%, (US0003M + 3.000%), 03/31/2025	9,989,312	0.1

	9,787,329	Filtration Group Corporation 2021 Incremental Term Loan, 8.648%, (US0001M + 3.500%), 10/21/2028	9,765,308	0.1
			19,754,620	0.2

		Industrial Equipment: 0.3%
EUR	2,488,433	Filtration Group Corporation 2023 EUR Term Loan, 7.385%, (EUR0003M + 4.250%), 05/18/2028	2,688,231	0.0

	20,093,566	Filtration Group Corporation 2023 USD Term Loan, 9.326%, (TSFR1M + 4.250%), 10/21/2028	20,077,873	0.3
			22,766,104	0.3

See Accompanying Notes to Financial Statements

55

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2023 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

BANK LOANS: (continued)
		Insurance: 2.7%
35,680,467		Alliant Holdings Intermediate, LLC 2021 Term Loan B4, 8.650%, (US0001M + 3.500%), 11/06/2027	$35,490,933	0.5

8,856,439		Applied Systems, Inc. 2021 2nd Lien Term Loan, 6.250%, (US0003M + 5.500%), 09/19/2025	8,882,273	0.1

547,682		AssuredPartners, Inc. 2020 Term Loan B, 8.768%, (TSFR1M + 3.500%), 02/12/2027	544,122	0.0

1,393,695		AssuredPartners, Inc. 2022 Term Loan, 8.603%, (TSFR1M + 3.500%), 02/12/2027	1,382,081	0.0

7,528,956		Broadstreet Partners, Inc. 2023 Term Loan B3, 9.160%, (TSFR1M + 4.000%), 01/27/2029	7,505,428	0.1

122,592,000		HUB International Limited 2023 Term Loan B, 9.313%, (TSFR1M + 4.250%), 06/20/2030	122,961,124	1.6

32,346,038		USI, Inc. 2019 Incremental Term Loan B, 3.382%, (US0003M + 3.250%), 12/02/2026	32,374,923	0.4
			209,140,884	2.7

		Lodging & Casinos: 0.3%
20,255,905		Hilton Worldwide Finance, LLC 2019 Term Loan B2, 6.939%, (TSFR1M + 1.750%), 06/22/2026	20,259,348	0.3

		Technology: 2.0%
46,541,359		Applied Systems, Inc. 2022 Extended 1st Lien Term Loan, 9.742%, (SOFRRATE + 4.500%), 09/18/2026	46,657,712	0.6

31,344,796	(9)	Athenahealth, Inc. 2022 Term Loan, 8.589%, (SOFRRATE + 3.500%), 01/27/2029	30,063,014	0.4

28,550,326		Emerald TopCo Inc Term Loan, 3.656%, (US0001M + 3.500%), 07/24/2026	27,829,431	0.4
Principal Amount†			Value	Percentage of Net Assets

BANK LOANS: (continued)
		Technology: (continued)
1,506,249		Quartz Acquireco LLC Term Loan B, 8.563%, (TSFR1M + 3.500%), 04/13/2030	$1,508,132	0.0

30,964,953		RealPage, Inc. Term Loan B 1L, 7.840%, (US0001M + 3.000%), 04/24/2028	30,312,490	0.4

1,125,000		RealPage, Inc. Term Loan B 2L, 11.654%, (US0003M + 3.250%), 04/23/2029	1,087,031	0.0

3,440,702		Sophia L.P., 9.326%, (TSFR1M + 4.250%), 10/07/2027	3,419,198	0.0

11,592,786		Sophia L.P. TL B 1L, 8.799%, (US0003M + 3.500%), 10/07/2027	11,488,451	0.1

4,168,474		Storable, Inc. 2021 TL B 1L, 8.576%, (TSFR1M + 3.250%), 04/17/2028	4,070,515	0.1
			156,435,974	2.0

		Total Bank Loans (Cost $823,161,577)	820,982,714	10.5

ASSET-BACKED SECURITIES: 0.1%
		Other Asset-Backed Securities: 0.1%
4,519,575	(8)	Domino’s Pizza Master Issuer LLC 2017-1A A23, 4.118%, 07/25/2047	4,172,842	0.1

3,589,425	(8)	Domino’s Pizza Master Issuer LLC 2019-1A A2, 3.668%, 10/25/2049	3,145,832	0.0
		Total Asset-Backed Securities (Cost $8,060,398)	7,318,674	0.1

		Total Long-Term Investments (Cost $6,952,955,442)	7,477,220,459	95.4

See Accompanying Notes to Financial Statements

56

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2023 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 7.4%
		Repurchase Agreements: 0.3%
2,798,493	(10)	Bank of America Inc., Repurchase Agreement dated 06/30/23, 5.06%, due 07/03/23 (Repurchase Amount $2,799,657, collateralized by various U.S. Government Agency Obligations, 2.000%-6.500%, Market Value plus accrued interest $2,854,463, due 04/01/35-09/01/61)	$2,798,493	0.0

2,284,268	(10)	Bethesda Securities LLC, Repurchase Agreement dated 06/30/23, 5.16%, due 07/03/23 (Repurchase Amount $2,285,237, collateralized by various U.S. Government Agency Obligations, 3.062%-6.000%, Market Value plus accrued interest $2,329,953, due 08/01/28-02/01/53)	2,284,268	0.0

6,083,355	(10)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/23, 5.08%, due 07/03/23 (Repurchase Amount $6,085,895, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $6,205,022, due 10/13/23-02/20/73)	6,083,355	0.1

3,323,351	(10)	Citadel Securities LLC, Repurchase Agreement dated 06/30/23, 5.11%, due 07/03/23 (Repurchase Amount $3,324,747, collateralized by various U.S. Government Securities, 0.000%-4.625%, Market Value plus accrued interest $3,391,263, due 07/15/23-02/15/53)	3,323,351	0.0
Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements: (continued)
6,291,592	(10)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/23, 5.06%, due 07/03/23 (Repurchase Amount $6,294,209, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $6,417,424, due 07/31/23-05/20/53)	$6,291,592	0.1

5,539,433	(10)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/23, 5.15%, due 07/03/23 (Repurchase Amount $5,541,778, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $5,650,354, due 07/15/25-02/15/51)	5,539,433	0.1

		Total Repurchase Agreements (Cost $26,320,492)	26,320,492	0.3

Shares			Value	Percentage of Net Assets
		Mutual Funds: 7.1%
557,288,841	(11)	T. Rowe Price Government Reserve Fund, 5.130% (Cost $557,288,841)	557,288,841	7.1

		Total Short-Term Investments (Cost $583,609,333)	583,609,333	7.4

		Total Investments in Securities (Cost $7,536,564,775)	$8,060,829,792	102.8
		Liabilities in Excess of Other Assets	(223,236,173)	(2.8)
		Net Assets	$7,837,593,619	100.0

See Accompanying Notes to Financial Statements

57

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2023 (UNAUDITED) (CONTINUED)

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	All or a portion of this security is pledged to cover open written call options at June 30, 2023.
(2)	Non-income producing security.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2023, the Portfolio held restricted securities with a fair value of $15,761,393 or 0.2% of net assets. Please refer to the table below for additional details.
(5)	Preferred Stock may be called prior to convertible date.
(6)	Security, or a portion of the security, is on loan.
(7)	Variable rate security. Rate shown is the rate in effect as of June 30, 2023.
(8)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(9)	All or a portion of this holding is subject to unfunded loan commitments. Please refer to Note 10 for additional details.
(10)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(11)	Rate shown is the 7-day yield as of June 30, 2023.

Currency Abbreviations:

EUR	EU Euro

Reference Rate Abbreviations:

SOFRRATE	1-day Secured Overnight Financing Rate 1-month CME Term Secured Overnight Financing
TSFR1M	Rate
US0001M	1-month LIBOR
US0003M	3-month LIBOR

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Common Stock*	$5,189,409,049	$—	$—	$5,189,409,049
Preferred Stock	26,107,866	—	15,761,393	41,869,259
Corporate Bonds/Notes	—	764,346,319	—	764,346,319
Bank Loans	—	820,982,714	—	820,982,714
Asset-Backed Securities	—	7,318,674	—	7,318,674
U.S. Treasury Obligations	—	653,294,444	—	653,294,444
Short-Term Investments	557,288,841	26,320,492	—	583,609,333
Total Investments, at fair value	$5,772,805,756	$2,272,262,643	$15,761,393	$8,060,829,792
Liabilities Table
Other Financial Instruments+
Written Options	$—	$(107,264,219)	$—	$(107,264,219)
Total Liabilities	$—	$(107,264,219)	$—	$(107,264,219)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2023, VY® T. Rowe Price Capital Appreciation Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Waymo LLC., Series A-2	5/8/2020	$35,484,706	$15,761,393
		$35,484,706	$15,761,393

See Accompanying Notes to Financial Statements

58

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2023 (UNAUDITED) (CONTINUED)

At June 30, 2023, the following OTC written equity options were outstanding for VY® T. Rowe Price Capital Appreciation Portfolio:

Description	Counterparty	Put/Call	Expiration Date		Exercise Price	Number of Contracts	Notional Amount		Premiums Received	Fair Value
AbbVie Inc.	Citigroup Global Markets	Call	01/19/24	USD	155.000	322	USD	4,290,650	$309,764	$(51,080)
AbbVie Inc.	Citigroup Global Markets	Call	01/19/24	USD	155.000	323	USD	4,303,975	339,922	(51,239)
AbbVie Inc.	Citigroup Global Markets	Call	01/19/24	USD	160.000	323	USD	4,303,975	271,879	(31,124)
AbbVie Inc.	Citigroup Global Markets	Call	01/19/24	USD	160.000	322	USD	4,290,650	245,364	(31,028)
AbbVie Inc.	Citigroup Global Markets	Call	01/19/24	USD	170.000	817	USD	10,886,525	464,669	(29,307)
AbbVie Inc.	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	145.000	49	USD	652,925	27,451	(19,523)
AbbVie Inc.	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	150.000	49	USD	652,925	18,700	(12,531)
AbbVie Inc.	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	175.000	403	USD	5,369,975	204,212	(8,931)
AbbVie Inc.	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	180.000	205	USD	2,731,625	204,030	(2,913)
AbbVie Inc.	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	180.000	401	USD	5,343,325	192,404	(5,699)
AbbVie Inc.	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	185.000	205	USD	2,731,625	170,271	(1,896)
AbbVie Inc.	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	195.000	205	USD	2,731,625	114,954	(865)
AbbVie Inc.	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	200.000	205	USD	2,731,625	93,486	(609)
ADI Global Distribution	UBS AG	Call	01/19/24	USD	200.000	49	USD	954,569	56,561	(67,949)
ADI Global Distribution	UBS AG	Call	01/19/24	USD	200.000	198	USD	3,857,238	158,345	(274,570)
ADI Global Distribution	UBS AG	Call	01/19/24	USD	210.000	49	USD	954,569	38,139	(46,424)
ADI Global Distribution	UBS AG	Call	06/21/24	USD	210.000	49	USD	954,569	67,894	(79,187)
ADI Global Distribution	UBS AG	Call	06/21/24	USD	220.000	49	USD	954,569	50,847	(60,508)
Alphabet, Inc. - Class A	Citigroup Global Markets	Call	01/19/24	USD	102.500	533	USD	6,380,010	412,729	(1,246,177)
Alphabet, Inc. - Class A	Citigroup Global Markets	Call	01/19/24	USD	142.000	992	USD	11,874,240	638,044	(311,812)
Alphabet, Inc. - Class A	Wells Fargo Securities, LLC	Call	01/19/24	USD	120.000	1,875	USD	22,443,750	1,479,525	(2,129,408)
Amazon.com, Inc.	Wells Fargo Securities, LLC	Call	01/19/24	USD	107.500	616	USD	8,030,176	427,091	(1,822,476)
Amazon.com, Inc.	Wells Fargo Securities, LLC	Call	01/19/24	USD	110.000	616	USD	8,030,176	389,737	(1,701,987)
Amazon.com, Inc.	Wells Fargo Securities, LLC	Call	01/19/24	USD	110.000	615	USD	8,017,140	667,361	(1,699,224)
Amazon.com, Inc.	Wells Fargo Securities, LLC	Call	01/19/24	USD	115.000	615	USD	8,017,140	553,389	(1,468,645)
Amazon.com, Inc.	Wells Fargo Securities, LLC	Call	01/19/24	USD	115.000	1,162	USD	15,147,832	1,037,666	(2,774,904)
Amazon.com, Inc.	Wells Fargo Securities, LLC	Call	01/19/24	USD	115.000	616	USD	8,030,176	319,605	(1,471,033)
Amazon.com, Inc.	Wells Fargo Securities, LLC	Call	01/19/24	USD	120.000	617	USD	8,043,212	459,357	(1,259,050)
Amazon.com, Inc.	Wells Fargo Securities, LLC	Call	01/19/24	USD	132.500	1,488	USD	19,397,568	1,427,766	(1,933,949)
Amazon.com, Inc.	Wells Fargo Securities, LLC	Call	01/19/24	USD	135.000	1,038	USD	13,531,368	969,959	(1,219,858)
Apple Inc.	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	145.000	514	USD	9,970,058	595,084	(2,789,078)

See Accompanying Notes to Financial Statements

59

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2023 (UNAUDITED) (CONTINUED)

Description	Counterparty	Put/Call	Expiration Date		Exercise Price	Number of Contracts	Notional Amount		Premiums Received	Fair Value
Apple Inc.	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	150.000	513	USD	9,950,661	$730,527	$(2,550,640)
Apple Inc.	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	150.000	514	USD	9,970,058	507,380	(2,555,612)
Apple Inc.	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	155.000	513	USD	9,950,661	616,118	(2,321,215)
Apple Inc.	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	155.000	514	USD	9,970,058	430,023	(2,325,740)
Apple Inc.	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	180.000	753	USD	14,605,941	703,407	(1,850,900)
Apple Inc.	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	180.000	755	USD	14,644,735	762,965	(1,855,816)
Apple Inc.	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	195.000	98	USD	1,900,906	96,528	(141,955)
Apple Inc.	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	195.000	496	USD	9,620,912	357,289	(718,465)
Apple Inc.	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	200.000	496	USD	9,620,912	270,618	(580,036)
Apple Inc.	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	205.000	98	USD	1,900,906	56,684	(90,349)
Baxter International Inc.	Citigroup Global Markets	Call	01/19/24	USD	50.000	493	USD	2,246,108	103,471	(104,009)
Becton, Dickinson and Company	Goldman Sachs & Co.	Call	01/19/24	USD	270.000	311	USD	8,210,711	462,457	(408,745)
Becton, Dickinson and Company	Goldman Sachs & Co.	Call	01/19/24	USD	280.000	310	USD	8,184,310	346,270	(255,379)
Becton, Dickinson and Company	Goldman Sachs & Co.	Call	01/19/24	USD	290.000	105	USD	2,772,105	154,601	(49,318)
Becton, Dickinson and Company	Goldman Sachs & Co.	Call	01/19/24	USD	290.000	102	USD	2,692,902	65,930	(47,909)
Becton, Dickinson and Company	Goldman Sachs & Co.	Call	01/19/24	USD	300.000	105	USD	2,772,105	123,198	(25,861)
Becton, Dickinson and Company	Goldman Sachs & Co.	Call	01/19/24	USD	300.000	102	USD	2,692,902	47,117	(25,122)
CME Group Inc.	Wells Fargo Securities, LLC	Call	01/19/24	USD	190.000	76	USD	1,408,204	99,470	(64,018)
CME Group Inc.	Wells Fargo Securities, LLC	Call	01/19/24	USD	200.000	76	USD	1,408,204	68,592	(34,534)
CME Group Inc.	Wells Fargo Securities, LLC	Call	01/19/24	USD	210.000	75	USD	1,389,675	41,717	(17,104)
Danaher Corporation	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	290.000	101	USD	2,424,000	263,479	(29,515)
Danaher Corporation	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	290.000	4	USD	96,000	8,653	(1,169)
Danaher Corporation	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	290.000	408	USD	9,792,000	663,612	(119,228)
Danaher Corporation	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	300.000	101	USD	2,424,000	222,965	(18,560)
Danaher Corporation	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	300.000	4	USD	96,000	7,246	(735)
Danaher Corporation	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	310.000	4	USD	96,000	6,040	(461)
Danaher Corporation	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	310.000	101	USD	2,424,000	186,491	(11,646)
Danaher Corporation	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	320.000	101	USD	2,424,000	157,087	(7,298)
Danaher Corporation	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	320.000	4	USD	96,000	4,873	(289)
Equifax Inc.	Citigroup Global Markets	Call	12/15/23	USD	220.000	150	USD	3,529,500	204,773	(436,550)

See Accompanying Notes to Financial Statements

60

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2023 (UNAUDITED) (CONTINUED)

Description	Counterparty	Put/Call	Expiration Date		Exercise Price	Number of Contracts	Notional Amount		Premiums Received	Fair Value
Equifax Inc.	Citigroup Global Markets	Call	12/15/23	USD	220.000	4	USD	94,120	$13,104	$(11,641)
Equifax Inc.	Citigroup Global Markets	Call	12/15/23	USD	220.000	67	USD	1,576,510	166,707	(194,992)
Equifax Inc.	Citigroup Global Markets	Call	12/15/23	USD	220.000	93	USD	2,188,290	146,192	(270,661)
Equifax Inc.	Citigroup Global Markets	Call	12/15/23	USD	220.000	12	USD	282,360	38,088	(34,924)
Equifax Inc.	Citigroup Global Markets	Call	12/15/23	USD	220.000	47	USD	1,105,910	110,854	(136,786)
Equifax Inc.	Citigroup Global Markets	Call	12/15/23	USD	220.000	58	USD	1,364,740	86,966	(168,799)
Equifax Inc.	Citigroup Global Markets	Call	12/15/23	USD	220.000	44	USD	1,035,320	110,554	(128,055)
Equifax Inc.	Citigroup Global Markets	Call	12/15/23	USD	230.000	67	USD	1,576,510	138,558	(150,602)
Equifax Inc.	Citigroup Global Markets	Call	12/15/23	USD	230.000	4	USD	94,120	11,060	(8,991)
Equifax Inc.	Citigroup Global Markets	Call	12/15/23	USD	230.000	44	USD	1,035,320	91,951	(98,903)
Equifax Inc.	Citigroup Global Markets	Call	12/15/23	USD	230.000	47	USD	1,105,910	91,772	(105,646)
Equifax Inc.	Citigroup Global Markets	Call	12/15/23	USD	230.000	12	USD	282,360	32,388	(26,973)
Equifax Inc.	Citigroup Global Markets	Call	12/15/23	USD	240.000	4	USD	94,120	9,157	(6,720)
Equifax Inc.	Citigroup Global Markets	Call	12/15/23	USD	240.000	12	USD	282,360	26,820	(20,160)
Equifax Inc.	Citigroup Global Markets	Call	12/15/23	USD	240.000	44	USD	1,035,320	75,768	(73,918)
Equifax Inc.	Citigroup Global Markets	Call	12/15/23	USD	240.000	67	USD	1,576,510	114,095	(112,558)
Equifax Inc.	Citigroup Global Markets	Call	12/15/23	USD	240.000	411	USD	9,670,830	697,862	(690,466)
Equifax Inc.	Citigroup Global Markets	Call	12/15/23	USD	240.000	47	USD	1,105,910	75,276	(78,958)
Equifax Inc.	Citigroup Global Markets	Call	01/19/24	USD	230.000	49	USD	1,152,970	63,833	(124,298)
Equifax Inc.	Citigroup Global Markets	Call	01/19/24	USD	240.000	49	USD	1,152,970	46,431	(95,974)
Excelon Corporation	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	45.000	698	USD	2,843,652	154,956	(55,125)
Excelon Corporation	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	45.000	1,366	USD	5,565,084	252,710	(107,881)
Excelon Corporation	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	45.000	98	USD	399,252	10,191	(7,740)
Excelon Corporation	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	45.000	767	USD	3,124,758	128,089	(60,574)
Excelon Corporation	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	47.000	697	USD	2,839,578	105,944	(28,745)
Excelon Corporation	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	50.000	794	USD	3,234,756	154,552	(12,599)
Excelon Corporation	JPMorgan Chase Bank N.A.	Call	06/21/24	USD	47.000	98	USD	399,252	13,131	(11,753)
Fortive Corp	Citigroup Global Markets	Call	12/15/23	USD	75.000	23	USD	171,971	8,745	(11,411)
Fortive Corp	Citigroup Global Markets	Call	12/15/23	USD	75.000	75	USD	560,775	29,653	(37,210)
Fortive Corp	Citigroup Global Markets	Call	12/15/23	USD	80.000	23	USD	171,971	4,127	(5,811)

See Accompanying Notes to Financial Statements

61

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2023 (UNAUDITED) (CONTINUED)

Description	Counterparty	Put/Call	Expiration Date		Exercise Price	Number of Contracts	Notional Amount		Premiums Received	Fair Value
Fortive Corp	Citigroup Global Markets	Call	12/15/23	USD	80.000	75	USD	560,775	$14,207	$(18,950)
GE HeathCare Technologies Inc.	Wells Fargo Securities, LLC	Call	01/19/24	USD	85.000	197	USD	1,600,428	93,293	(111,023)
GE HeathCare Technologies Inc.	Wells Fargo Securities, LLC	Call	01/19/24	USD	90.000	197	USD	1,600,428	56,555	(70,684)
GE HeathCare Technologies Inc.	Wells Fargo Securities, LLC	Call	01/19/24	USD	90.000	397	USD	3,225,228	129,585	(142,445)
General Electric Co	Wells Fargo Securities, LLC	Call	01/19/24	USD	110.000	341	USD	3,743,157	258,983	(347,851)
General Electric Co	Wells Fargo Securities, LLC	Call	01/19/24	USD	110.000	496	USD	5,444,592	403,456	(505,965)
General Electric Co	Wells Fargo Securities, LLC	Call	01/19/24	USD	110.000	332	USD	3,644,364	262,937	(338,670)
General Electric Co	Wells Fargo Securities, LLC	Call	01/19/24	USD	115.000	341	USD	3,743,157	185,432	(258,238)
General Electric Co	Wells Fargo Securities, LLC	Call	01/19/24	USD	115.000	333	USD	3,655,341	192,700	(252,180)
General Electric Co	Wells Fargo Securities, LLC	Call	01/19/24	USD	115.000	496	USD	5,444,592	304,108	(375,620)
General Electric Co	Wells Fargo Securities, LLC	Call	01/19/24	USD	90.000	202	USD	2,217,354	149,640	(495,212)
General Electric Co	Wells Fargo Securities, LLC	Call	01/19/24	USD	90.000	496	USD	5,444,592	340,871	(1,215,966)
General Electric Co	Wells Fargo Securities, LLC	Call	01/19/24	USD	95.000	496	USD	5,444,592	249,468	(1,015,482)
General Electric Co	Wells Fargo Securities, LLC	Call	01/19/24	USD	95.000	202	USD	2,217,354	110,377	(413,563)
Hilton Worldwide Holdings, Inc.	Wells Fargo Securities, LLC	Call	01/19/24	USD	140.000	51	USD	742,305	93,046	(81,218)
Hilton Worldwide Holdings, Inc.	Wells Fargo Securities, LLC	Call	01/19/24	USD	140.000	53	USD	771,415	71,327	(84,403)
Hilton Worldwide Holdings, Inc.	Wells Fargo Securities, LLC	Call	01/19/24	USD	145.000	51	USD	742,305	79,989	(65,352)
Hilton Worldwide Holdings, Inc.	Wells Fargo Securities, LLC	Call	01/19/24	USD	145.000	53	USD	771,415	61,767	(67,915)
Hilton Worldwide Holdings, Inc.	Wells Fargo Securities, LLC	Call	01/19/24	USD	145.000	484	USD	7,044,620	804,408	(609,561)
Hilton Worldwide Holdings, Inc.	Wells Fargo Securities, LLC	Call	01/19/24	USD	150.000	53	USD	771,415	53,271	(53,589)
Hilton Worldwide Holdings, Inc.	Wells Fargo Securities, LLC	Call	01/19/24	USD	150.000	483	USD	7,030,065	720,636	(468,946)
Hilton Worldwide Holdings, Inc.	Wells Fargo Securities, LLC	Call	01/19/24	USD	150.000	51	USD	742,305	67,187	(51,567)
Hilton Worldwide Holdings, Inc.	Wells Fargo Securities, LLC	Call	01/19/24	USD	155.000	53	USD	771,415	45,305	(41,323)
Hilton Worldwide Holdings, Inc.	Wells Fargo Securities, LLC	Call	01/19/24	USD	155.000	198	USD	2,881,890	140,752	(154,375)
Hilton Worldwide Holdings, Inc.	Wells Fargo Securities, LLC	Call	01/19/24	USD	155.000	51	USD	742,305	56,935	(39,763)
Hilton Worldwide Holdings, Inc.	Wells Fargo Securities, LLC	Call	01/19/24	USD	160.000	198	USD	2,881,890	107,069	(117,435)
Ingersoll Rand Inc.	Goldman Sachs & Co.	Call	12/15/23	USD	60.000	205	USD	1,339,880	91,518	(156,060)
Ingersoll Rand Inc.	Goldman Sachs & Co.	Call	12/15/23	USD	60.000	211	USD	1,379,096	76,753	(160,628)
Ingersoll Rand Inc.	Goldman Sachs & Co.	Call	12/15/23	USD	75.000	493	USD	3,222,248	64,065	(69,386)

See Accompanying Notes to Financial Statements

62

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2023 (UNAUDITED) (CONTINUED)

Description	Counterparty	Put/Call	Expiration Date		Exercise Price	Number of Contracts	Notional Amount		Premiums Received	Fair Value
Intercontinental Exchange, Inc.	Citigroup Global Markets	Call	01/19/24	USD	110.000	503	USD	5,687,924	$312,584	$(476,966)
Intercontinental Exchange, Inc.	Citigroup Global Markets	Call	01/19/24	USD	110.000	503	USD	5,687,924	311,654	(476,966)
Intercontinental Exchange, Inc.	Citigroup Global Markets	Call	01/19/24	USD	115.000	502	USD	5,676,616	296,115	(316,637)
Intercontinental Exchange, Inc.	Citigroup Global Markets	Call	01/19/24	USD	115.000	99	USD	1,119,492	34,492	(62,444)
Intercontinental Exchange, Inc.	Citigroup Global Markets	Call	01/19/24	USD	120.000	99	USD	1,119,492	19,895	(37,665)
Intuit Inc.	UBS AG	Call	01/19/24	USD	480.000	98	USD	4,482,520	247,366	(352,335)
Keurig Dr Pepper, Inc.	Citigroup Global Markets	Call	01/19/24	USD	37.000	544	USD	1,701,088	96,288	(4,370)
Keurig Dr Pepper, Inc.	Citigroup Global Markets	Call	01/19/24	USD	40.000	543	USD	1,697,961	42,897	(576)
KKR & Co, Inc.	UBS AG	Call	01/19/24	USD	55.000	501	USD	2,805,600	259,348	(300,209)
KKR & Co, Inc.	UBS AG	Call	01/19/24	USD	55.000	503	USD	2,816,800	276,172	(301,407)
Linde PLC	Wells Fargo Securities, LLC	Call	01/19/24	USD	390.000	100	USD	3,810,800	183,599	(212,696)
Linde PLC	Wells Fargo Securities, LLC	Call	01/19/24	USD	390.000	100	USD	3,810,800	169,716	(212,696)
Linde PLC	Wells Fargo Securities, LLC	Call	01/19/24	USD	395.000	49	USD	1,867,292	59,045	(91,082)
Linde PLC	Wells Fargo Securities, LLC	Call	01/19/24	USD	410.000	49	USD	1,867,292	38,184	(57,312)
Marsh & McLennan Companies, Inc.	Goldman Sachs & Co.	Call	07/21/23	USD	185.000	4	USD	75,232	2,159	(1,967)
Marsh & McLennan Companies, Inc.	Goldman Sachs & Co.	Call	07/21/23	USD	185.000	149	USD	2,802,392	55,875	(73,274)
Marsh & McLennan Companies, Inc.	Goldman Sachs & Co.	Call	07/21/23	USD	185.000	36	USD	677,088	15,589	(17,704)
Marsh & McLennan Companies, Inc.	Goldman Sachs & Co.	Call	07/21/23	USD	185.000	122	USD	2,294,576	63,900	(59,996)
Marsh & McLennan Companies, Inc.	Goldman Sachs & Co.	Call	07/21/23	USD	190.000	122	USD	2,294,576	49,310	(22,899)
Marsh & McLennan Companies, Inc.	Goldman Sachs & Co.	Call	07/21/23	USD	190.000	4	USD	75,232	1,517	(751)
Marsh & McLennan Companies, Inc.	Goldman Sachs & Co.	Call	07/21/23	USD	190.000	36	USD	677,088	11,940	(6,757)
Marsh & McLennan Companies, Inc.	Goldman Sachs & Co.	Call	07/21/23	USD	190.000	149	USD	2,802,392	35,250	(27,967)
Marsh & McLennan Companies, Inc.	Goldman Sachs & Co.	Call	07/21/23	USD	195.000	122	USD	2,294,576	30,790	(5,550)
Marsh & McLennan Companies, Inc.	Goldman Sachs & Co.	Call	07/21/23	USD	195.000	36	USD	677,088	7,225	(1,638)
Marsh & McLennan Companies, Inc.	Goldman Sachs & Co.	Call	07/21/23	USD	195.000	4	USD	75,232	994	(182)
Marsh & McLennan Companies, Inc.	Goldman Sachs & Co.	Call	07/21/23	USD	195.000	149	USD	2,802,392	19,197	(6,778)
Marsh & McLennan Companies, Inc.	Goldman Sachs & Co.	Call	07/21/23	USD	200.000	149	USD	2,802,392	8,760	(1,273)
Marsh & McLennan Companies, Inc.	Goldman Sachs & Co.	Call	07/21/23	USD	200.000	4	USD	75,232	413	(34)
Marsh & McLennan Companies, Inc.	Goldman Sachs & Co.	Call	07/21/23	USD	200.000	36	USD	677,088	6,470	(308)
Marsh & McLennan Companies, Inc.	Goldman Sachs & Co.	Call	07/21/23	USD	200.000	122	USD	2,294,576	26,644	(1,043)

See Accompanying Notes to Financial Statements

63

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2023 (UNAUDITED) (CONTINUED)

Description	Counterparty	Put/Call	Expiration Date		Exercise Price	Number of Contracts	Notional Amount		Premiums Received	Fair Value
Marsh & McLennan Companies, Inc.	Goldman Sachs & Co.	Call	01/19/24	USD	180.000	403	USD	7,579,624	$192,235	$(674,644)
Marsh & McLennan Companies, Inc.	Goldman Sachs & Co.	Call	01/19/24	USD	190.000	401	USD	7,542,008	208,243	(395,748)
Marsh & McLennan Companies, Inc.	Goldman Sachs & Co.	Call	01/19/24	USD	190.000	49	USD	921,592	24,232	(48,358)
Marsh & McLennan Companies, Inc.	Goldman Sachs & Co.	Call	01/19/24	USD	200.000	49	USD	921,592	14,484	(24,282)
Mastercard, Inc.	Goldman Sachs & Co.	Call	01/19/24	USD	380.000	102	USD	4,005,846	487,810	(389,694)
Mastercard, Inc.	Goldman Sachs & Co.	Call	01/19/24	USD	380.000	102	USD	4,005,846	374,750	(389,694)
Mastercard, Inc.	Goldman Sachs & Co.	Call	01/19/24	USD	400.000	302	USD	11,860,446	560,554	(777,556)
Mastercard, Inc.	Goldman Sachs & Co.	Call	01/19/24	USD	400.000	102	USD	4,005,846	385,665	(262,618)
Mastercard, Inc.	Goldman Sachs & Co.	Call	01/19/24	USD	400.000	49	USD	1,924,377	118,532	(118,532)
Mastercard, Inc.	Goldman Sachs & Co.	Call	01/19/24	USD	400.000	102	USD	4,005,846	290,194	(262,618)
Mastercard, Inc.	Goldman Sachs & Co.	Call	01/19/24	USD	405.000	49	USD	1,924,377	91,744	(113,002)
Mastercard, Inc.	Goldman Sachs & Co.	Call	01/19/24	USD	410.000	300	USD	11,781,900	557,472	(615,418)
Mastercard, Inc.	Goldman Sachs & Co.	Call	01/19/24	USD	420.000	49	USD	1,924,377	71,176	(71,176)
Mastercard, Inc.	Goldman Sachs & Co.	Call	01/19/24	USD	420.000	102	USD	4,005,846	223,856	(162,379)
Mastercard, Inc.	Goldman Sachs & Co.	Call	01/19/24	USD	420.000	102	USD	4,005,846	293,481	(162,379)
Mastercard, Inc.	Goldman Sachs & Co.	Call	01/19/24	USD	425.000	49	USD	1,924,377	56,339	(68,158)
Mastercard, Inc.	Goldman Sachs & Co.	Call	01/19/24	USD	430.000	102	USD	4,005,846	255,294	(122,945)
Mastercard, Inc.	Goldman Sachs & Co.	Call	01/19/24	USD	430.000	102	USD	4,005,846	196,739	(122,945)
Meta Platforms Inc.	Barclays Capital Inc.	Call	01/19/24	USD	290.000	496	USD	14,234,208	1,137,259	(1,718,798)
Microsoft Corp.	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	300.000	750	USD	25,540,500	1,197,825	(4,315,331)
Microsoft Corp.	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	300.000	770	USD	26,221,580	1,202,971	(4,430,407)
Microsoft Corp.	UBS AG	Call	01/19/24	USD	275.000	359	USD	12,225,386	596,945	(2,801,125)
Microsoft Corp.	UBS AG	Call	01/19/24	USD	290.000	359	USD	12,225,386	425,487	(2,348,699)
Microsoft Corp.	UBS AG	Call	01/19/24	USD	300.000	359	USD	12,225,386	335,055	(2,065,605)
Microsoft Corp.	UBS AG	Call	01/19/24	USD	360.000	198	USD	6,742,692	390,319	(400,044)
Microsoft Corp.	UBS AG	Call	01/19/24	USD	375.000	198	USD	6,742,692	281,120	(285,519)
NXP Semiconductors N.V.	Wells Fargo Securities, LLC	Call	01/19/24	USD	170.000	10	USD	204,680	21,294	(44,004)
NXP Semiconductors N.V.	Wells Fargo Securities, LLC	Call	01/19/24	USD	170.000	142	USD	2,906,456	334,769	(624,856)
NXP Semiconductors N.V.	Wells Fargo Securities, LLC	Call	01/19/24	USD	170.000	167	USD	3,418,156	409,920	(734,866)
NXP Semiconductors N.V.	Wells Fargo Securities, LLC	Call	01/19/24	USD	180.000	10	USD	204,680	17,392	(36,562)
NXP Semiconductors N.V.	Wells Fargo Securities, LLC	Call	01/19/24	USD	180.000	308	USD	6,304,144	723,732	(1,126,111)

See Accompanying Notes to Financial Statements

64

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2023 (UNAUDITED) (CONTINUED)

Description	Counterparty	Put/Call	Expiration Date		Exercise Price	Number of Contracts	Notional Amount		Premiums Received	Fair Value
NXP Semiconductors N.V.	Wells Fargo Securities, LLC	Call	01/19/24	USD	180.000	167	USD	3,418,156	$347,687	$(610,586)
NXP Semiconductors N.V.	Wells Fargo Securities, LLC	Call	01/19/24	USD	180.000	142	USD	2,906,456	282,520	(519,181)
NXP Semiconductors N.V.	Wells Fargo Securities, LLC	Call	01/19/24	USD	185.000	167	USD	3,418,156	315,319	(552,162)
NXP Semiconductors N.V.	Wells Fargo Securities, LLC	Call	01/19/24	USD	185.000	10	USD	204,680	15,690	(33,064)
NXP Semiconductors N.V.	Wells Fargo Securities, LLC	Call	01/19/24	USD	185.000	142	USD	2,906,456	256,397	(469,503)
NXP Semiconductors N.V.	Wells Fargo Securities, LLC	Call	01/19/24	USD	185.000	308	USD	6,304,144	641,894	(1,018,359)
NXP Semiconductors N.V.	Wells Fargo Securities, LLC	Call	01/19/24	USD	190.000	402	USD	8,228,136	584,609	(1,196,703)
NXP Semiconductors N.V.	Wells Fargo Securities, LLC	Call	01/19/24	USD	195.000	308	USD	6,304,144	518,808	(821,269)
NXP Semiconductors N.V.	Wells Fargo Securities, LLC	Call	01/19/24	USD	195.000	167	USD	3,418,156	248,914	(445,299)
NXP Semiconductors N.V.	Wells Fargo Securities, LLC	Call	01/19/24	USD	195.000	142	USD	2,906,456	201,308	(378,637)
NXP Semiconductors N.V.	Wells Fargo Securities, LLC	Call	01/19/24	USD	195.000	10	USD	204,680	12,738	(26,665)
NXP Semiconductors N.V.	Wells Fargo Securities, LLC	Call	01/19/24	USD	200.000	403	USD	8,248,604	649,160	(956,977)
NXP Semiconductors N.V.	Wells Fargo Securities, LLC	Call	01/19/24	USD	210.000	98	USD	2,005,864	150,970	(181,229)
NXP Semiconductors N.V.	Wells Fargo Securities, LLC	Call	01/19/24	USD	220.000	98	USD	2,005,864	114,557	(138,210)
NXP Semiconductors N.V.	Wells Fargo Securities, LLC	Call	06/21/24	USD	220.000	74	USD	1,514,632	138,035	(166,418)
PerkinElmer, Inc.	Citigroup Global Markets	Call	09/15/23	USD	155.000	57	USD	618,735	46,669	(1,385)
PerkinElmer, Inc.	Citigroup Global Markets	Call	09/15/23	USD	155.000	203	USD	2,203,565	139,999	(4,931)
PerkinElmer, Inc.	Citigroup Global Markets	Call	09/15/23	USD	165.000	57	USD	618,735	27,696	(707)
PerkinElmer, Inc.	Citigroup Global Markets	Call	09/15/23	USD	165.000	203	USD	2,203,565	79,316	(2,519)
PerkinElmer, Inc.	Citigroup Global Markets	Call	09/15/23	USD	170.000	57	USD	618,735	21,351	(522)
PerkinElmer, Inc.	Citigroup Global Markets	Call	09/15/23	USD	170.000	203	USD	2,203,565	57,914	(1,860)
PerkinElmer, Inc.	Citigroup Global Markets	Call	09/15/23	USD	175.000	57	USD	618,735	16,162	(393)
PerkinElmer, Inc.	Citigroup Global Markets	Call	09/15/23	USD	175.000	203	USD	2,203,565	43,619	(1,398)
PNC Financial Services Group, Inc	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	170.000	123	USD	1,549,185	113,233	(5,135)
PNC Financial Services Group, Inc	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	170.000	123	USD	1,549,185	113,354	(5,135)
PNC Financial Services Group, Inc	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	175.000	123	USD	1,549,185	92,684	(3,328)
PNC Financial Services Group, Inc	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	175.000	67	USD	843,865	76,112	(1,813)
PNC Financial Services Group, Inc	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	175.000	123	USD	1,549,185	94,583	(3,328)
PNC Financial Services Group, Inc	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	175.000	87	USD	1,095,765	110,456	(2,354)

See Accompanying Notes to Financial Statements

65

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2023 (UNAUDITED) (CONTINUED)

Description	Counterparty	Put/Call	Expiration Date		Exercise Price	Number of Contracts	Notional Amount		Premiums Received	Fair Value
PNC Financial Services Group, Inc	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	185.000	70	USD	881,650	$58,891	$(835)
PNC Financial Services Group, Inc	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	185.000	89	USD	1,120,955	83,870	(1,061)
PNC Financial Services Group, Inc	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	190.000	70	USD	881,650	49,277	(577)
PNC Financial Services Group, Inc	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	190.000	89	USD	1,120,955	71,492	(734)
PNC Financial Services Group, Inc	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	200.000	70	USD	881,650	33,676	(294)
PNC Financial Services Group, Inc	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	200.000	89	USD	1,120,955	49,608	(373)
Roper Technologies, Inc.	Citigroup Global Markets	Call	08/18/23	USD	470.000	204	USD	9,794,244	161,444	(391,515)
Roper Technologies, Inc.	Citigroup Global Markets	Call	08/18/23	USD	480.000	53	USD	2,544,583	102,694	(67,060)
Roper Technologies, Inc.	Citigroup Global Markets	Call	08/18/23	USD	500.000	53	USD	2,544,583	67,693	(22,189)
Roper Technologies, Inc.	Citigroup Global Markets	Call	08/18/23	USD	520.000	53	USD	2,544,583	42,883	(5,556)
Roper Technologies, Inc.	Citigroup Global Markets	Call	08/18/23	USD	540.000	53	USD	2,544,583	25,902	(1,319)
Roper Technologies, Inc.	Citigroup Global Markets	Call	02/16/24	USD	490.000	49	USD	2,352,539	98,650	(146,371)
Roper Technologies, Inc.	Citigroup Global Markets	Call	02/16/24	USD	510.000	49	USD	2,352,539	57,065	(97,943)
S&P Global Inc.	Bank of America N.A.	Call	01/19/24	USD	370.000	18	USD	721,602	78,490	(91,022)
S&P Global Inc.	Bank of America N.A.	Call	01/19/24	USD	370.000	35	USD	1,403,115	113,778	(176,987)
S&P Global Inc.	Bank of America N.A.	Call	01/19/24	USD	370.000	16	USD	641,424	48,717	(80,908)
S&P Global Inc.	Bank of America N.A.	Call	01/19/24	USD	390.000	18	USD	721,602	61,741	(64,740)
S&P Global Inc.	Bank of America N.A.	Call	01/19/24	USD	390.000	35	USD	1,403,115	87,213	(125,884)
S&P Global Inc.	Bank of America N.A.	Call	01/19/24	USD	390.000	16	USD	641,424	37,109	(57,547)
S&P Global Inc.	Bank of America N.A.	Call	01/19/24	USD	400.000	16	USD	641,424	32,306	(47,125)
S&P Global Inc.	Bank of America N.A.	Call	01/19/24	USD	400.000	35	USD	1,403,115	76,360	(103,086)
S&P Global Inc.	Bank of America N.A.	Call	01/19/24	USD	400.000	18	USD	721,602	50,397	(53,016)
S&P Global Inc.	Bank of America N.A.	Call	01/19/24	USD	410.000	33	USD	1,322,937	78,529	(78,045)
S&P Global Inc.	Bank of America N.A.	Call	01/19/24	USD	420.000	35	USD	1,403,115	56,798	(64,776)
S&P Global Inc.	Bank of America N.A.	Call	01/19/24	USD	420.000	18	USD	721,602	36,349	(33,313)
S&P Global Inc.	Bank of America N.A.	Call	01/19/24	USD	420.000	16	USD	641,424	23,579	(29,612)
S&P Global Inc.	Bank of America N.A.	Call	01/19/24	USD	430.000	33	USD	1,322,937	57,442	(46,834)
S&P Global Inc.	Bank of America N.A.	Call	01/19/24	USD	450.000	33	USD	1,322,937	41,393	(25,739)
S&P Global Inc.	Bank of America N.A.	Call	01/19/24	USD	470.000	33	USD	1,322,937	28,237	(13,292)

See Accompanying Notes to Financial Statements

66

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2023 (UNAUDITED) (CONTINUED)

Description	Counterparty	Put/Call	Expiration Date		Exercise Price	Number of Contracts	Notional Amount		Premiums Received	Fair Value
S&P Global Inc.	UBS AG	Call	01/19/24	USD	400.000	49	USD	1,964,361	$76,178	$(144,321)
S&P Global Inc.	UBS AG	Call	01/19/24	USD	410.000	49	USD	1,964,361	59,935	(115,885)
Salesforce Inc	Goldman Sachs & Co.	Call	01/19/24	USD	160.000	264	USD	5,577,264	445,669	(1,558,327)
Salesforce Inc	Goldman Sachs & Co.	Call	01/19/24	USD	165.000	264	USD	5,577,264	397,478	(1,445,929)
Salesforce Inc	Goldman Sachs & Co.	Call	01/19/24	USD	165.000	256	USD	5,408,256	544,440	(1,402,113)
Salesforce Inc	Goldman Sachs & Co.	Call	01/19/24	USD	170.000	256	USD	5,408,256	488,394	(1,295,499)
Salesforce Inc	Goldman Sachs & Co.	Call	01/19/24	USD	230.000	49	USD	1,035,174	74,026	(66,020)
Salesforce Inc	Goldman Sachs & Co.	Call	01/19/24	USD	230.000	99	USD	2,091,474	193,262	(133,387)
Salesforce Inc	Goldman Sachs & Co.	Call	01/19/24	USD	240.000	49	USD	1,035,174	56,684	(49,817)
Salesforce Inc	Goldman Sachs & Co.	Call	01/19/24	USD	240.000	99	USD	2,091,474	152,808	(100,651)
Salesforce Inc	Goldman Sachs & Co.	Call	06/21/24	USD	230.000	49	USD	1,035,174	117,589	(109,808)
Salesforce Inc	Goldman Sachs & Co.	Call	06/21/24	USD	240.000	49	USD	1,035,174	97,784	(90,715)
Starbucks Corp.	Goldman Sachs & Co.	Call	01/19/24	USD	100.000	588	USD	5,824,728	634,346	(416,470)
Starbucks Corp.	Goldman Sachs & Co.	Call	01/19/24	USD	105.000	588	USD	5,824,728	522,162	(273,781)
Starbucks Corp.	Goldman Sachs & Co.	Call	01/19/24	USD	115.000	387	USD	3,833,622	100,221	(66,196)
Stryker Corp	Wells Fargo Securities, LLC	Call	01/19/24	USD	270.000	93	USD	2,837,337	293,726	(438,342)
Stryker Corp	Wells Fargo Securities, LLC	Call	01/19/24	USD	270.000	9	USD	274,581	22,654	(42,420)
Stryker Corp	Wells Fargo Securities, LLC	Call	01/19/24	USD	270.000	40	USD	1,220,360	105,166	(188,534)
Stryker Corp	Wells Fargo Securities, LLC	Call	01/19/24	USD	270.000	62	USD	1,891,558	148,943	(292,228)
Stryker Corp	Wells Fargo Securities, LLC	Call	01/19/24	USD	280.000	62	USD	1,891,558	121,011	(242,316)
Stryker Corp	Wells Fargo Securities, LLC	Call	01/19/24	USD	280.000	93	USD	2,837,337	237,825	(363,474)
Stryker Corp	Wells Fargo Securities, LLC	Call	01/19/24	USD	280.000	40	USD	1,220,360	88,974	(156,333)
Stryker Corp	Wells Fargo Securities, LLC	Call	01/19/24	USD	280.000	9	USD	274,581	18,653	(35,175)
Stryker Corp	Wells Fargo Securities, LLC	Call	01/19/24	USD	290.000	62	USD	1,891,558	96,799	(196,019)
Stryker Corp	Wells Fargo Securities, LLC	Call	01/19/24	USD	290.000	40	USD	1,220,360	73,120	(126,464)
Stryker Corp	Wells Fargo Securities, LLC	Call	01/19/24	USD	290.000	9	USD	274,581	15,012	(28,454)
Stryker Corp	Wells Fargo Securities, LLC	Call	01/19/24	USD	290.000	93	USD	2,837,337	181,925	(294,028)
Stryker Corp	Wells Fargo Securities, LLC	Call	01/19/24	USD	300.000	62	USD	1,891,558	79,407	(153,614)
Stryker Corp	Wells Fargo Securities, LLC	Call	01/19/24	USD	300.000	9	USD	274,581	11,267	(22,299)
Stryker Corp	Wells Fargo Securities, LLC	Call	01/19/24	USD	300.000	40	USD	1,220,360	60,889	(99,106)

See Accompanying Notes to Financial Statements

67

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2023 (UNAUDITED) (CONTINUED)

Description	Counterparty	Put/Call	Expiration Date		Exercise Price	Number of Contracts	Notional Amount		Premiums Received	Fair Value
Stryker Corp	Wells Fargo Securities, LLC	Call	01/19/24	USD	300.000	93	USD	2,837,337	$149,258	$(230,420)
Stryker Corp	Wells Fargo Securities, LLC	Call	01/19/24	USD	310.000	151	USD	4,606,859	209,520	(282,787)
Stryker Corp	Wells Fargo Securities, LLC	Call	01/19/24	USD	320.000	152	USD	4,637,368	203,159	(207,064)
TE Connectivity Ltd.	JPMorgan Chase Bank N.A.	Call	07/21/23	USD	125.000	4	USD	56,064	2,229	(6,273)
TE Connectivity Ltd.	JPMorgan Chase Bank N.A.	Call	07/21/23	USD	125.000	154	USD	2,158,464	99,422	(241,493)
TE Connectivity Ltd.	JPMorgan Chase Bank N.A.	Call	07/21/23	USD	130.000	4	USD	56,064	1,589	(4,349)
TE Connectivity Ltd.	JPMorgan Chase Bank N.A.	Call	07/21/23	USD	130.000	154	USD	2,158,464	76,427	(167,426)
TE Connectivity Ltd.	JPMorgan Chase Bank N.A.	Call	07/21/23	USD	130.000	154	USD	2,158,464	72,378	(167,426)
TE Connectivity Ltd.	JPMorgan Chase Bank N.A.	Call	07/21/23	USD	135.000	154	USD	2,158,464	45,649	(97,600)
TE Connectivity Ltd.	JPMorgan Chase Bank N.A.	Call	07/21/23	USD	135.000	4	USD	56,064	1,109	(2,535)
TE Connectivity Ltd.	JPMorgan Chase Bank N.A.	Call	07/21/23	USD	135.000	154	USD	2,158,464	51,801	(97,600)
TE Connectivity Ltd.	JPMorgan Chase Bank N.A.	Call	07/21/23	USD	140.000	154	USD	2,158,464	30,267	(40,451)
TE Connectivity Ltd.	JPMorgan Chase Bank N.A.	Call	07/21/23	USD	140.000	4	USD	56,064	789	(1,051)
TE Connectivity Ltd.	JPMorgan Chase Bank N.A.	Call	07/21/23	USD	140.000	154	USD	2,158,464	37,574	(40,451)
Teledyne Technologies Inc.	JPMorgan Chase Bank N.A.	Call	12/15/23	USD	440.000	24	USD	986,664	31,847	(36,539)
Teledyne Technologies Inc.	JPMorgan Chase Bank N.A.	Call	12/15/23	USD	460.000	24	USD	986,664	18,723	(23,372)
Texas Instruments Incorporated	Bank of America N.A.	Call	01/19/24	USD	180.000	206	USD	3,708,412	391,377	(282,672)
Texas Instruments Incorporated	Bank of America N.A.	Call	01/19/24	USD	180.000	205	USD	3,690,410	345,318	(281,300)
Texas Instruments Incorporated	Bank of America N.A.	Call	01/19/24	USD	190.000	206	USD	3,708,412	298,601	(181,448)
Texas Instruments Incorporated	Bank of America N.A.	Call	01/19/24	USD	190.000	205	USD	3,690,410	265,034	(180,567)
Texas Instruments Incorporated	Bank of America N.A.	Call	01/19/24	USD	195.000	206	USD	3,708,412	257,879	(141,463)
Texas Instruments Incorporated	Bank of America N.A.	Call	01/19/24	USD	195.000	205	USD	3,690,410	230,240	(140,777)
Texas Instruments Incorporated	Bank of America N.A.	Call	01/19/24	USD	200.000	755	USD	13,591,510	863,501	(395,439)
Texas Instruments Incorporated	Bank of America N.A.	Call	01/19/24	USD	200.000	502	USD	9,037,004	440,922	(262,928)
Texas Instruments Incorporated	Bank of America N.A.	Call	01/19/24	USD	200.000	206	USD	3,708,412	218,187	(107,895)
Texas Instruments Incorporated	Bank of America N.A.	Call	01/19/24	USD	200.000	205	USD	3,690,410	199,221	(107,371)
Texas Instruments Incorporated	BofA Securities, INC.	Call	01/19/24	USD	190.000	148	USD	2,664,296	119,349	(130,361)
Texas Instruments Incorporated	BofA Securities, INC.	Call	01/19/24	USD	195.000	148	USD	2,664,296	92,636	(101,634)
Texas Instruments Incorporated	BofA Securities, INC.	Call	06/21/24	USD	195.000	98	USD	1,764,196	107,669	(118,368)
Texas Instruments Incorporated	BofA Securities, INC.	Call	06/21/24	USD	200.000	98	USD	1,764,196	90,421	(99,925)

See Accompanying Notes to Financial Statements

68

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2023 (UNAUDITED) (CONTINUED)

Description	Counterparty	Put/Call	Expiration Date		Exercise Price	Number of Contracts	Notional Amount		Premiums Received	Fair Value
Thermo Fisher Scientific Inc	Citigroup Global Markets	Call	01/19/24	USD	560.000	24	USD	1,252,200	$75,766	$(56,855)
Thermo Fisher Scientific Inc	Citigroup Global Markets	Call	01/19/24	USD	590.000	24	USD	1,252,200	42,613	(31,330)
Thermo Fisher Scientific Inc	Citigroup Global Markets	Call	01/19/24	USD	600.000	198	USD	10,330,650	321,233	(207,529)
Thermo Fisher Scientific Inc	Citigroup Global Markets	Call	01/19/24	USD	610.000	70	USD	3,652,250	300,995	(58,412)
Thermo Fisher Scientific Inc	Citigroup Global Markets	Call	01/19/24	USD	620.000	70	USD	3,652,250	268,206	(46,194)
Thermo Fisher Scientific Inc	Citigroup Global Markets	Call	01/19/24	USD	630.000	70	USD	3,652,250	238,568	(36,362)
Thermo Fisher Scientific Inc	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	610.000	26	USD	1,356,550	142,293	(21,696)
Thermo Fisher Scientific Inc	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	610.000	25	USD	1,304,375	183,452	(20,861)
Thermo Fisher Scientific Inc	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	630.000	26	USD	1,356,550	115,603	(13,506)
Thermo Fisher Scientific Inc	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	630.000	25	USD	1,304,375	157,235	(12,986)
Thermo Fisher Scientific Inc	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	660.000	26	USD	1,356,550	89,761	(6,526)
Thermo Fisher Scientific Inc	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	660.000	25	USD	1,304,375	121,051	(6,275)
Thermo Fisher Scientific Inc	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	690.000	26	USD	1,356,550	67,536	(3,207)
Thermo Fisher Scientific Inc	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	690.000	25	USD	1,304,375	91,390	(3,084)
TransUnion	Goldman Sachs & Co.	Call	10/20/23	USD	65.000	103	USD	806,799	121,014	(162,568)
TransUnion	Goldman Sachs & Co.	Call	10/20/23	USD	65.000	86	USD	673,638	70,180	(135,737)
TransUnion	Goldman Sachs & Co.	Call	10/20/23	USD	65.000	20	USD	156,660	16,743	(31,567)
TransUnion	Goldman Sachs & Co.	Call	10/20/23	USD	70.000	103	USD	806,799	90,731	(120,773)
TransUnion	Goldman Sachs & Co.	Call	10/20/23	USD	70.000	86	USD	673,638	50,903	(100,839)
TransUnion	Goldman Sachs & Co.	Call	10/20/23	USD	70.000	20	USD	156,660	12,242	(23,451)
TransUnion	Goldman Sachs & Co.	Call	12/15/23	USD	80.000	198	USD	1,550,934	81,748	(139,823)
UnitedHealth Group, Inc.	Citigroup Global Markets	Call	01/19/24	USD	580.000	334	USD	16,053,376	1,869,398	(124,560)
UnitedHealth Group, Inc.	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	550.000	99	USD	4,758,336	111,375	(83,748)
UnitedHealth Group, Inc.	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	600.000	353	USD	16,966,592	1,171,314	(72,794)
Visa, Inc	Goldman Sachs & Co.	Call	01/19/24	USD	230.000	154	USD	3,657,192	363,224	(336,296)
Visa, Inc	Goldman Sachs & Co.	Call	01/19/24	USD	230.000	154	USD	3,657,192	293,773	(336,296)
Visa, Inc	Goldman Sachs & Co.	Call	01/19/24	USD	240.000	154	USD	3,657,192	287,566	(238,921)
Visa, Inc	Goldman Sachs & Co.	Call	01/19/24	USD	240.000	49	USD	1,163,652	57,183	(76,020)
Visa, Inc	Goldman Sachs & Co.	Call	01/19/24	USD	240.000	154	USD	3,657,192	232,591	(238,921)
Visa, Inc	Goldman Sachs & Co.	Call	01/19/24	USD	245.000	148	USD	3,514,704	147,532	(188,727)

See Accompanying Notes to Financial Statements

69

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2023 (UNAUDITED) (CONTINUED)

Description	Counterparty	Put/Call	Expiration Date		Exercise Price	Number of Contracts	Notional Amount		Premiums Received	Fair Value
Visa, Inc	Goldman Sachs & Co.	Call	01/19/24	USD	250.000	154	USD	3,657,192	$178,338	$(158,774)
Visa, Inc	Goldman Sachs & Co.	Call	01/19/24	USD	250.000	154	USD	3,657,192	222,878	(158,774)
Visa, Inc	Goldman Sachs & Co.	Call	01/19/24	USD	260.000	49	USD	1,163,652	21,658	(31,223)
Visa, Inc	Goldman Sachs & Co.	Call	01/19/24	USD	260.000	154	USD	3,657,192	168,970	(98,129)
Visa, Inc	Goldman Sachs & Co.	Call	01/19/24	USD	260.000	154	USD	3,657,192	136,407	(98,129)
Visa, Inc	Goldman Sachs & Co.	Call	06/21/24	USD	250.000	24	USD	569,952	34,728	(43,896)
Visa, Inc	Goldman Sachs & Co.	Call	06/21/24	USD	260.000	24	USD	569,952	25,608	(32,692)
Yum! Brands, Inc.	Citigroup Global Markets	Call	01/19/24	USD	145.000	356	USD	4,932,380	200,108	(188,430)
Yum! Brands, Inc.	Citigroup Global Markets	Call	01/19/24	USD	150.000	356	USD	4,932,380	178,744	(118,828)
Yum! Brands, Inc.	Wells Fargo Securities, LLC	Call	01/19/24	USD	140.000	1,440	USD	19,951,200	1,424,167	(1,136,986)
									$70,207,841	$(107,264,219)

Currency Abbreviations

USD	– United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2023 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Written options, at fair value	$107,264,219
Total Liability Derivatives		$107,264,219

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2023 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Written options
Equity contracts	$28,296,692
Total	$28,296,692

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Written options
Equity contracts	$(65,469,058)
Total	$(65,469,058)

See Accompanying Notes to Financial Statements

70

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2023 (UNAUDITED) (CONTINUED)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2023:

	Bank of America N.A.	Barclays Capital Inc.	BofA Securities, INC.	Citigroup Global Markets	Goldman Sachs & Co.	JPMorgan Chase Bank N.A.	UBS AG	Wells Fargo Securities, LLC	Totals
Liabilities:
Written options	$3,173,787	$1,718,798	$450,288	$7,895,527	$15,968,942	$28,248,044	$9,643,788	$40,165,045	$107,264,219
Total Liabilities	$3,173,787	$1,718,798	$450,288	$7,895,527	$15,968,942	$28,248,044	$9,643,788	$40,165,045	$107,264,219
Net OTC derivative instruments by counterparty, at fair value	$(3,173,787)	$(1,718,798)	$(450,288)	$(7,895,527)	$(15,968,942)	$(28,248,044)	$(9,643,788)	$(40,165,045)	$(107,264,219)
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—	$—	$—	$—	$—	$—	$—
Net Exposure(1)	$(3,173,787)	$(1,718,798)	$(450,288)	$(7,895,527)	$(15,968,942)	$(28,248,044)	$(9,643,788)	$(40,165,045)	$(107,264,219)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $7,504,061,169. Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$750,810,607
Gross Unrealized Depreciation	(300,852,630)
Net Unrealized Appreciation	$449,957,977

See Accompanying Notes to Financial Statements

71

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2023 (UNAUDITED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 97.9%
		Communication Services: 4.6%
28,473		AT&T, Inc.	$454,144	0.1
36,139		Comcast Corp. – Class A	1,501,576	0.5
2,836	(1)	Meta Platforms, Inc.	813,875	0.2
278,674		News Corp - Class A	5,434,143	1.7
30,556		News Corp - Class B	602,564	0.2
9,100	(2)	Paramount Global - Class B	144,781	0.0
57,773		Verizon Communications, Inc.	2,148,578	0.7
43,538	(1)	Walt Disney Co.	3,887,073	1.2
			14,986,734	4.6

		Consumer Discretionary: 5.1%
17,961		Best Buy Co., Inc.	1,471,904	0.5
61,464		Kohl’s Corp.	1,416,745	0.4
57,376	(1)	Las Vegas Sands Corp.	3,327,808	1.0
123,541	(1)	Mattel, Inc.	2,413,991	0.7
22,115		TJX Cos., Inc.	1,875,131	0.6
463,940		Volkswagen AG ADR	6,221,435	1.9
			16,727,014	5.1

		Consumer Staples: 7.7%
20,100		Colgate-Palmolive Co.	1,548,504	0.5
127,322		Conagra Brands, Inc.	4,293,298	1.3
8,100		Constellation Brands, Inc.	1,993,653	0.6
24,910	(1)	Kenvue, Inc.	658,122	0.2
28,384		Kimberly-Clark Corp.	3,918,695	1.2
6,600		Mondelez International, Inc.	481,404	0.2
60,572		Philip Morris International, Inc.	5,913,039	1.8
2,500		Target Corp.	329,750	0.1
52,589		Tyson Foods, Inc.	2,684,143	0.8
21,774		Walmart, Inc.	3,422,437	1.0
			25,243,045	7.7

		Energy: 8.1%
6,974		Chevron Corp.	1,097,359	0.3
21,900		Enbridge, Inc.	813,585	0.2
25,246		EOG Resources, Inc.	2,889,152	0.9
14,400		EQT Corp.	592,272	0.2
45,302		Exxon Mobil Corp.	4,858,640	1.5
21,172		Hess Corp.	2,878,333	0.9
12,600		Suncor Energy, Inc.	369,432	0.1
69,886		TC Energy Corp.	2,824,093	0.8
165,046		TotalEnergies SE ADR	9,513,252	2.9
28,000		Williams Cos., Inc.	913,640	0.3
			26,749,758	8.1

		Financials: 20.7%
129,433		American International Group, Inc.	7,447,575	2.3
11,084		Apollo Global Management, Inc.	851,362	0.3
56,818		Bank of America Corp.	1,630,108	0.5
34,900		Carlyle Group, Inc./The	1,115,055	0.3
27,572		Charles Schwab Corp.	1,562,781	0.5
32,580		Chubb Ltd.	6,273,605	1.9
31,937		Citigroup, Inc.	1,470,379	0.4
Shares			Value	Percentage of Net Assets

COMMON STOCK (continued)
		Financials: 20.7% (continued)
195,581		Equitable Holdings, Inc.	$5,311,980	1.6
126,244		Fifth Third Bancorp	3,308,855	1.0
30,601	(1)	Fiserv, Inc.	3,860,316	1.2
10,012	(2)	Franklin Resources, Inc.	267,420	0.1
2,970		Goldman Sachs Group, Inc.	957,944	0.3
43,900		Hartford Financial Services Group, Inc.	3,161,678	1.0
281,746		Huntington Bancshares, Inc.	3,037,222	0.9
21,849		JPMorgan Chase & Co.	3,177,719	1.0
54,948		Loews Corp.	3,262,812	1.0
75,956		Metlife, Inc.	4,293,793	1.3
24,941		Morgan Stanley	2,129,961	0.6
5,069		PNC Financial Services Group, Inc.	638,441	0.2
8,912		Raymond James Financial, Inc.	924,798	0.3
9,937		State Street Corp.	727,190	0.2
92,500		US Bancorp	3,056,200	0.9
224,888		Wells Fargo & Co.	9,598,220	2.9
			68,065,414	20.7

		Health Care: 17.5%
22,260		AbbVie, Inc.	2,999,090	0.9
29,143		AstraZeneca PLC ADR	2,085,765	0.6
27,028		Becton Dickinson & Co.	7,135,662	2.2
3,800	(1)	Biogen, Inc.	1,082,430	0.3
12,320		Cardinal Health, Inc.	1,165,102	0.4
10,493	(1)	Centene Corp.	707,753	0.2
11,991		Cigna Corp.	3,364,675	1.0
50,050		CVS Health Corp.	3,459,956	1.1
16,335		Elevance Health, Inc.	7,257,477	2.2
25,555		GE HealthCare Technologies, Inc.	2,076,088	0.6
400		Humana, Inc.	178,852	0.1
41,326		Johnson & Johnson	6,840,280	2.1
37,614		Medtronic PLC	3,313,793	1.0
28,159		Merck & Co., Inc.	3,249,267	1.0
90,270		Pfizer, Inc.	3,311,104	1.0
56,860		Sanofi ADR	3,064,754	0.9
192,700		Viatris, Inc.	1,923,146	0.6
30,435		Zimmer Biomet Holdings, Inc.	4,431,336	1.3
			57,646,530	17.5

		Industrials: 11.7%
6,100		3M Co.	610,549	0.2
19,184	(1)	Boeing Co.	4,050,893	1.2
4,100		Cummins, Inc.	1,005,156	0.3
7,947		Flowserve Corp.	295,231	0.1
72,827		General Electric Co.	8,000,046	2.4
28,315		L3Harris Technologies, Inc.	5,543,228	1.7
3,700		Norfolk Southern Corp.	839,012	0.3
43,417		Siemens AG ADR	3,621,412	1.1
84,962		Southwest Airlines Co.	3,076,474	0.9
39,800		Stanley Black & Decker, Inc.	3,729,658	1.1
37,422	(1)	Stericycle, Inc.	1,737,878	0.5
7,200		Union Pacific Corp.	1,473,264	0.5
25,769		United Parcel Service, Inc. - Class B	4,619,093	1.4
			38,601,894	11.7

See Accompanying Notes to Financial Statements

72

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2023 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Information Technology: 8.0%
5,200		Accenture PLC	$1,604,616	0.5
24,641		Applied Materials, Inc.	3,561,610	1.1
13,888		Cisco Systems, Inc.	718,565	0.2
16,983		Microsoft Corp.	5,783,391	1.8
67,244		Qualcomm, Inc.	8,004,726	2.4
44,091		Samsung Electronics Co., Ltd. 005930	2,427,795	0.7
9,500		TE Connectivity Ltd.	1,331,520	0.4
16,302		Texas Instruments, Inc.	2,934,686	0.9
			26,366,909	8.0

		Materials: 3.5%
78,498		CF Industries Holdings, Inc.	5,449,331	1.6
2,672		DuPont de Nemours, Inc.	190,888	0.1
16,072		International Flavors & Fragrances, Inc.	1,279,170	0.4
119,334		International Paper Co.	3,796,015	1.1
10,800		RPM International, Inc.	969,084	0.3
			11,684,488	3.5

		Real Estate: 4.2%
73,907		Equity Residential	4,875,645	1.5
84,565		Rayonier, Inc.	2,655,341	0.8
5,500		Vornado Realty Trust	99,770	0.0
6,613		Welltower, Inc.	534,926	0.2
166,501		Weyerhaeuser Co.	5,579,448	1.7
			13,745,130	4.2

		Utilities: 6.8%
22,912		Ameren Corp.	1,871,223	0.6
90,246		Dominion Energy, Inc.	4,673,840	1.4
14,478		NextEra Energy, Inc.	1,074,268	0.3
27,952		NiSource, Inc.	764,487	0.2
28,700	(1)	PG&E Corp.	495,936	0.2
22,825		Sempra Energy	3,323,092	1.0
145,189		Southern Co.	10,199,527	3.1
			22,402,373	6.8

		Total Common Stock (Cost $263,851,305)	322,219,289	97.9

PREFERRED STOCK: 0.5%
		Utilities: 0.5%
14,210	(1)	NextEra Energy, Inc. (09/01/2025)	643,571	0.2
10,453	(1)	NiSource, Inc.	1,063,592	0.3

		Total Preferred Stock (Cost $1,738,037)	1,707,163	0.5

		Total Long-Term Investments (Cost $265,589,342)	323,926,452	98.4
Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 0.6%
		Repurchase Agreements: 0.1%
423,802	(3)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/23, 5.06%, due 07/03/23 (Repurchase Amount $423,978, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 7.500%, Market Value plus accrued interest $432,278, due 07/31/23-05/20/53) (Cost $423,802)	$423,802	0.1

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.5%
1,616,688	(4)	T. Rowe Price Government Reserve Fund, 5.130% (Cost $1,616,688)	1,616,688	0.5

		Total Short-Term Investments (Cost $2,040,490)	2,040,490	0.6

		Total Investments in Securities (Cost $267,629,832)	$325,966,942	99.0
		Assets in Excess of Other Liabilities	3,364,717	1.0
		Net Assets	$329,331,659	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of June 30, 2023.

See Accompanying Notes to Financial Statements

73

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2023 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Common Stock
Communication Services	$14,986,734	$—	$—	$14,986,734
Consumer Discretionary	16,727,014	—	—	16,727,014
Consumer Staples	25,243,045	—	—	25,243,045
Energy	26,749,758	—	—	26,749,758
Financials	68,065,414	—	—	68,065,414
Health Care	57,646,530	—	—	57,646,530
Industrials	38,601,894	—	—	38,601,894
Information Technology	23,939,114	2,427,795	—	26,366,909
Materials	11,684,488	—	—	11,684,488
Real Estate	13,745,130	—	—	13,745,130
Utilities	22,402,373	—	—	22,402,373
Total Common Stock	319,791,494	2,427,795	—	322,219,289
Preferred Stock	—	1,707,163	—	1,707,163
Short-Term Investments	1,616,688	423,802	—	2,040,490
Total Investments, at fair value	$321,408,182	$4,558,760	$—	$325,966,942

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $268,562,863.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$69,676,513
Gross Unrealized Depreciation	(12,267,994)
Net Unrealized Appreciation	$57,408,519

See Accompanying Notes to Financial Statements

74

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Investment Adviser

Voya Investments, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Distributor

Voya Investments Distributor, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

Custodian

The Bank of New York Mellon

225 Liberty Street

New York, New York 10286

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-VIT1AISS2	(0623-082123)

Semi-Annual Report
June 30, 2023
Classes ADV, I, R6, S and S2
Voya Investors Trust
■ Voya Balanced Income Portfolio ■ Voya High Yield Portfolio ■ Voya Large Cap Growth Portfolio ■ Voya Large Cap Value Portfolio	■ Voya Limited Maturity Bond Portfolio ■ Voya U.S. Stock Index Portfolio ■ VY® CBRE Real Estate Portfolio ■ VY® JPMorgan Small Cap Core Equity Portfolio
Effective January 24, 2023, the U.S. Securities and Exchange Commission adopted rule and form amendments to require mutual funds to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information deemed important for investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.
This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

(THIS PAGE INTENTIONALLY LEFT BLANK)

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2023*	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2023*
Voya Balanced Income Portfolio
Class ADV	$1,000.00	$1,051.70	1.21%	$6.16	$1,000.00	$1,018.79	1.21%	$6.06
Class I	1,000.00	1,054.60	0.61	3.11	1,000.00	1,021.77	0.61	3.06
Class S	1,000.00	1,053.70	0.86	4.38	1,000.00	1,020.53	0.86	4.31
Class S2	1,000.00	1,053.80	1.01	5.14	1,000.00	1,019.79	1.01	5.06
Voya High Yield Portfolio
Class ADV	$1,000.00	$1,048.90	1.07%	$5.44	$1,000.00	$1,019.49	1.07%	$5.36
Class I	1,000.00	1,052.00	0.47	2.39	1,000.00	1,022.46	0.47	2.36
Class S	1,000.00	1,050.70	0.72	3.66	1,000.00	1,021.22	0.72	3.61
Class S2	1,000.00	1,049.90	0.87	4.42	1,000.00	1,020.48	0.87	4.36
Voya Large Cap Growth Portfolio
Class ADV	$1,000.00	$1,257.50	1.27%	$7.11	$1,000.00	$1,018.50	1.27%	$6.36
Class I	1,000.00	1,260.10	0.67	3.75	1,000.00	1,021.47	0.67	3.36
Class R6	1,000.00	1,259.60	0.67	3.75	1,000.00	1,021.47	0.67	3.36
Class S	1,000.00	1,259.00	0.92	5.15	1,000.00	1,020.23	0.92	4.61
Class S2	1,000.00	1,258.10	1.07	5.99	1,000.00	1,019.49	1.07	5.36

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2023*	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2023*
Voya Large Cap Value Portfolio
Class ADV	$1,000.00	$1,051.80	1.24%	$6.31	$1,000.00	$1,018.65	1.24%	$6.21
Class I	1,000.00	1,053.50	0.64	3.26	1,000.00	1,021.62	0.64	3.21
Class R6	1,000.00	1,053.70	0.64	3.26	1,000.00	1,021.62	0.64	3.21
Class S	1,000.00	1,052.40	0.89	4.53	1,000.00	1,020.38	0.89	4.46
Class S2	1,000.00	1,052.30	1.04	5.29	1,000.00	1,019.64	1.04	5.21
Voya Limited Maturity Bond Portfolio
Class ADV	$1,000.00	$1,007.10	0.88%	$4.38	$1,000.00	$1,020.43	0.88%	$4.41
Class I	1,000.00	1,010.20	0.28	1.40	1,000.00	1,023.41	0.28	1.40
Class S	1,000.00	1,009.00	0.53	2.64	1,000.00	1,022.17	0.53	2.66
Voya U.S. Stock Index Portfolio
Class ADV	$1,000.00	$1,164.60	0.79%	$4.24	$1,000.00	$1,020.88	0.79%	$3.96
Class I	1,000.00	1,167.30	0.26	1.40	1,000.00	1,023.51	0.26	1.30
Class S	1,000.00	1,165.70	0.50	2.68	1,000.00	1,022.32	0.50	2.51
Class S2	1,000.00	1,164.60	0.66	3.54	1,000.00	1,021.52	0.66	3.31
VY® CBRE Real Estate Portfolio
Class ADV	$1,000.00	$1,056.10	1.28%	$6.53	$1,000.00	$1,018.45	1.28%	$6.41
Class I	1,000.00	1,059.80	0.68	3.47	1,000.00	1,021.42	0.68	3.41
Class S	1,000.00	1,058.40	0.93	4.75	1,000.00	1,020.18	0.93	4.66
Class S2	1,000.00	1,057.30	1.08	5.51	1,000.00	1,019.44	1.08	5.41
VY® JPMorgan Small Cap Core Equity Portfolio
Class ADV	$1,000.00	$1,057.70	1.47%	$7.50	$1,000.00	$1,017.50	1.47%	$7.35
Class I	1,000.00	1,060.60	0.87	4.44	1,000.00	1,020.48	0.87	4.36
Class R6	1,000.00	1,060.70	0.87	4.45	1,000.00	1,020.48	0.87	4.36
Class S	1,000.00	1,059.40	1.12	5.72	1,000.00	1,019.24	1.12	5.61
Class S2	1,000.00	1,058.50	1.27	6.48	1,000.00	1,018.50	1.27	6.36

*
Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2023 (Unaudited)

	Voya Balanced Income Portfolio	Voya High Yield Portfolio	Voya Large Cap Growth Portfolio	Voya Large Cap Value Portfolio
ASSETS:
Investments in securities at fair value+*	$235,343,024	$371,084,157	$4,113,334,610	$511,556,261
Investments in affiliated underlying funds at fair value**	4,712,380	—	—	—
Short-term investments at fair value†	8,867,538	43,394,917	28,712,000	4,333,000
Cash	192,939	—	566,409	420,227
Cash collateral for futures contracts	488,136	—	—	—
Cash pledged for centrally cleared swaps (Note 2)	520,000	—	—	—
Cash pledged as collateral for OTC derivatives (Note 2)	1,170,000	—	—	—
Foreign currencies at value‡	—	—	—	128,869
Receivables:
Investment securities sold	1,438,117	6,192,291	—	—
Fund shares sold	267,742	753,045	9,271	211,372
Dividends	116,046	—	677,043	642,505
Interest	1,121,282	6,560,037	693	281
Foreign tax reclaims	157,995	—	48,299	133,071
Unrealized appreciation on forward foreign currency contracts	229,904	—	—	—
Unrealized appreciation on forward premium swaptions	59,988	—	—	—
Prepaid expenses	39	—	617	81
Reimbursement due from Investment Adviser	4,173	—	143,359	90,397
Other assets	19,684	28,170	226,391	59,084
Total assets	254,708,986	428,012,617	4,143,718,692	517,575,148
LIABILITIES:
Payable for investment securities purchased	594,508	1,465,200	—	—
Payable for investment securities purchased on a delayed-delivery or when-issued basis	7,086,986	—	—	—
Payable for fund shares redeemed	396	337,404	15,891,344	34,811
Payable upon receipt of securities loaned	4,515,866	30,608,036	—	—
Unrealized depreciation on forward foreign currency contracts	343,001	—	—	—
Unrealized depreciation on forward premium swaptions	104,888	—	—	—
Variation margin payable on centrally cleared swaps	98,900	—	—	—
Variation margin payable on futures contracts	102,258	—	—	—
Payable for unified fees	—	154,424	—	—
Payable for investment management fees	108,046	—	2,155,498	307,027
Payable for distribution and shareholder service fees	61,961	66,644	972,460	26,242
Payable to custodian due to bank overdraft	—	31,897	—	—
Payable to custodian due to foreign currency overdraft§	1,333,442	—	—	—
Payable to trustees under the deferred compensation plan (Note 6)	19,684	28,170	226,391	59,084
Payable for trustee fees	604	—	9,603	1,272
Other accrued expenses and liabilities	92,128	—	603,965	120,854
Written options, at fair value^	946,575	—	—	—
Total liabilities	15,409,243	32,691,775	19,859,261	549,290
NET ASSETS	$239,299,743	$395,320,842	$4,123,859,431	$517,025,858
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$254,638,062	$497,806,154	$3,883,489,916	$463,256,520
Total distributable earnings (loss)	(15,338,319)	(102,485,312)	240,369,515	53,769,338
NET ASSETS	$239,299,743	$395,320,842	$4,123,859,431	$517,025,858
+ Including securities loaned at value	$4,301,866	$29,790,319	$—	$—
* Cost of investments in securities	$241,229,079	$407,385,953	$3,618,938,915	$476,262,186
** Cost of investments in affiliated underlying funds	$4,682,183	$—	$—	$—
† Cost of short-term investments	$8,867,835	$43,398,116	$28,712,000	$4,333,000
‡ Cost of foreign currencies	$—	$—	$—	$130,475
§ Cost of foreign currency overdraft	$1,333,469	$—	$—	$—
^ Premiums received on written options	$1,153,240	$—	$—	$—
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2023 (Unaudited) (continued)

	Voya Balanced Income Portfolio	Voya High Yield Portfolio	Voya Large Cap Growth Portfolio	Voya Large Cap Value Portfolio
Class ADV
Net assets	$48,003,275	$61,859,510	$1,476,011,527	$43,967,601
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	5,752,340	7,371,922	152,652,958	8,661,806
Net asset value and redemption price per share	$8.34	$8.39	$9.67	$5.08
Class I
Net assets	$6,173,784	$159,031,170	$1,329,505,474	$362,325,981
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	694,211	18,938,873	106,751,686	65,767,498
Net asset value and redemption price per share	$8.89	$8.40	$12.45	$5.51
Class R6
Net assets	n/a	n/a	$65,665,118	$86,287,031
Shares authorized	n/a	n/a	unlimited	unlimited
Par value	n/a	n/a	$0.001	$0.001
Shares outstanding	n/a	n/a	5,263,984	15,712,732
Net asset value and redemption price per share	n/a	n/a	$12.47	$5.49
Class S
Net assets	$182,572,448	$172,862,142	$1,210,814,592	$24,246,565
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	20,672,505	20,600,796	105,134,610	4,646,204
Net asset value and redemption price per share	$8.83	$8.39	$11.52	$5.22
Class S2
Net assets	$2,550,236	$1,568,020	$41,862,720	$198,680
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	289,550	186,675	3,734,482	37,980
Net asset value and redemption price per share	$8.81	$8.40	$11.21	$5.23
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2023 (Unaudited)

	Voya Limited Maturity Bond Portfolio	Voya U.S. Stock Index Portfolio	VY® CBRE Real Estate Portfolio	VY® JPMorgan Small Cap Core Equity Portfolio
ASSETS:
Investments in securities at fair value+*	$333,568,812	$4,341,703,830	$186,612,420	$461,600,678
Short-term investments at fair value†	19,834,354	38,178,679	3,368,659	19,938,008
Cash	64,598	1,632,486	—	—
Cash collateral for futures contracts	683,267	2,016,000	—	373,500
Cash pledged for centrally cleared swaps (Note 2)	300,000	—	—	—
Receivables:
Investment securities sold	491,938	—	441,192	2,940,144
Fund shares sold	1,450,073	317,780	452,536	927,492
Dividends	46,790	3,036,481	843,149	439,651
Interest	1,580,441	—	—	—
Foreign tax reclaims	—	—	—	18,225
Variation margin on futures contracts	—	475,263	—	7,839
Prepaid expenses	—	—	33	—
Reimbursement due from Investment Adviser	—	—	44,085	—
Other assets	12,972	178,281	21,227	24,460
Total assets	358,033,245	4,387,538,800	191,783,301	486,269,997
LIABILITIES:
Income distribution payable	1,071,446	—	—	—
Payable for investment securities purchased	265,000	—	521,017	2,945,023
Payable for fund shares redeemed	141,074	2,198,190	—	57,250
Payable upon receipt of securities loaned	3,229,354	1,889,679	2,344,720	7,448,411
Variation margin payable on centrally cleared swaps	4,714	—	—	—
Variation margin payable on futures contracts	18,496	—	—	—
Payable for unified fees	78,991	914,105	—	329,834
Payable for investment management fees	—	—	119,728	—
Payable for distribution and shareholder service fees	17,496	135,891	49,403	70,900
Payable to trustees under the deferred compensation plan (Note 6)	12,972	178,281	21,227	24,460
Payable for trustee fees	—	—	490	—
Other accrued expenses and liabilities	—	—	85,925	—
Total liabilities	4,839,543	5,316,146	3,142,510	10,875,878
NET ASSETS	$353,193,702	$4,382,222,654	$188,640,791	$475,394,119
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$383,060,585	$866,651,526	$185,488,825	$424,420,018
Total distributable earnings (loss)	(29,866,883)	3,515,571,128	3,151,966	50,974,101
NET ASSETS	$353,193,702	$4,382,222,654	$188,640,791	$475,394,119
+ Including securities loaned at value	$3,147,165	$1,840,996	$2,286,890	$7,256,613
* Cost of investments in securities	$346,581,189	$3,025,833,470	$196,032,030	$435,160,241
† Cost of short-term investments	$19,834,354	$38,178,679	$3,368,659	$19,938,008
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2023 (Unaudited) (continued)

	Voya Limited Maturity Bond Portfolio	Voya U.S. Stock Index Portfolio	VY® CBRE Real Estate Portfolio	VY® JPMorgan Small Cap Core Equity Portfolio
Class ADV
Net assets	$12,267,608	$84,404,392	$38,431,204	$107,398,144
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,338,553	4,829,116	1,458,877	8,141,751
Net asset value and redemption price per share	$9.16	$17.48	$26.34	$13.19
Class I
Net assets	$285,400,103	$3,880,605,957	$3,608,985	$242,309,738
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	30,518,368	210,662,414	126,503	16,101,103
Net asset value and redemption price per share	$9.35	$18.42	$28.53	$15.05
Class R6
Net assets	n/a	n/a	n/a	$32,645,323
Shares authorized	n/a	n/a	n/a	unlimited
Par value	n/a	n/a	n/a	$0.001
Shares outstanding	n/a	n/a	n/a	2,172,206
Net asset value and redemption price per share	n/a	n/a	n/a	$15.03
Class S
Net assets	$55,525,991	$256,711,740	$139,370,979	$86,818,472
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	5,892,938	14,144,244	4,899,591	5,938,124
Net asset value and redemption price per share	$9.42	$18.15	$28.45	$14.62
Class S2
Net assets	n/a	$160,500,565	$7,229,623	$6,222,442
Shares authorized	n/a	unlimited	unlimited	unlimited
Par value	n/a	$0.001	$0.001	$0.001
Shares outstanding	n/a	9,001,344	256,082	435,239
Net asset value and redemption price per share	n/a	$17.83	$28.23	$14.30
See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2023 (Unaudited)

	Voya Balanced Income Portfolio	Voya High Yield Portfolio	Voya Large Cap Growth Portfolio	Voya Large Cap Value Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$1,153,426	$—	$14,384,613	$6,200,075
Dividends from affiliated underlying funds	164,331	—	—	—
Interest	3,838,194	13,341,990	5,618	3,117
Securities lending income, net	14,284	153,257	—	7,498
Other	569	947	9,037	1,089
Total investment income	5,170,804	13,496,194	14,399,268	6,211,779
EXPENSES:
Investment management fees	658,524	—	12,372,963	1,889,391
Unified fees	—	965,384	—	—
Distribution and shareholder service fees:
Class ADV	144,559	185,087	4,044,776	134,664
Class S	228,256	219,379	1,390,967	30,364
Class S2	5,209	3,004	75,644	386
Transfer agent fees:
Class ADV	6,011	—	297,680	25,840
Class I	756	—	275,992	205,656
Class R6	—	—	47	50
Class S	22,782	—	245,688	13,984
Class S2	324	—	8,350	111
Shareholder reporting expense	4,525	—	50,680	18,100
Professional fees	7,783	—	97,740	6,516
Custody and accounting expense	59,232	—	181,000	18,100
Trustee fees and expenses	5,203	4,056	61,453	8,097
Miscellaneous expense	10,469	3,978	90,624	8,998
Interest expense	415	—	9,980	214
Total expenses	1,154,048	1,380,888	19,203,584	2,360,471
Waived and reimbursed fees	(47,186)	(29,556)	(867,335)	(579,609)
Net expenses	1,106,862	1,351,332	18,336,249	1,780,862
Net investment income (loss)	4,063,942	12,144,862	(3,936,981)	4,430,917
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(1,656,427)	(11,928,395)	(55,129,793)	10,169,835
Sale of affiliated underlying funds	(791,678)	—	—	—
Forward foreign currency contracts	(360,364)	—	—	—
Foreign currency related transactions	(60,112)	—	—	1,472
Futures	(371,090)	—	—	—
Swaps	(929,374)	—	—	—
Written options	537,251	—	—	—
Net realized gain (loss)	(3,631,794)	(11,928,395)	(55,129,793)	10,171,307
Net change in unrealized appreciation (depreciation) on:
Investments	12,802,434	19,553,142	949,230,271	11,910,556
Affiliated underlying funds	854,841	—	—	—
Forward foreign currency contracts	(96,531)	—	—	—
Foreign currency related transactions	1,517	—	—	3,035
Futures	(1,404,537)	—	—	—
Swaps	(94,965)	—	—	—
Written options	166,563	—	—	—
Net change in unrealized appreciation (depreciation)	12,229,322	19,553,142	949,230,271	11,913,591
Net realized and unrealized gain	8,597,528	7,624,747	894,100,478	22,084,898
Increase in net assets resulting from operations	$12,661,470	$19,769,609	$890,163,497	$26,515,815
* Foreign taxes withheld	$41,974	$—	$—	$19,030
See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2023 (Unaudited)

	Voya Limited Maturity Bond Portfolio	Voya U.S. Stock Index Portfolio	VY® CBRE Real Estate Portfolio	VY® JPMorgan Small Cap Core Equity Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$395,754	$39,576,892	$3,748,031	$3,486,756
Interest	6,670,948	73,225	506	11,531
Securities lending income, net	24,757	4,691	550	29,332
Other	868	11,531	470	1,124
Total investment income	7,092,327	39,666,339	3,749,557	3,528,743
EXPENSES:
Investment management fees	—	—	824,203	—
Unified fees	495,264	6,146,645	—	2,033,706
Distribution and shareholder service fees:
Class ADV	38,888	205,376	116,807	319,122
Class S	69,403	291,965	178,142	108,094
Class S2	—	294,527	14,635	12,184
Transfer agent fees:
Class ADV	—	—	28,537	—
Class I	—	—	3,937	—
Class S	—	—	104,457	—
Class S2	—	—	5,364	—
Shareholder reporting expense	—	—	6,335	—
Professional fees	—	—	7,240	—
Custody and accounting expense	—	—	17,195	—
Trustee fees and expenses	5,945	32,551	6,050	4,873
Miscellaneous expense	—	40,326	4,878	2,827
Interest expense	—	24,161	622	—
Total expenses	609,500	7,035,551	1,318,402	2,480,806
Waived and reimbursed fees	—	(276,014)	(347,623)	—
Brokerage commission recapture	—	—	(2,304)	(32,193)
Net expenses	609,500	6,759,537	968,475	2,448,613
Net investment income	6,482,827	32,906,802	2,781,082	1,080,130
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(1,903,348)	1,778,458,037	(4,067,440)	(4,279,457)
Foreign currency related transactions	—	—	(152)	—
Futures	(178,840)	(48,323)	—	210,558
Swaps	(29,189)	—	—	—
Net realized gain (loss)	(2,111,377)	1,778,409,714	(4,067,592)	(4,068,899)
Net change in unrealized appreciation (depreciation) on:
Investments	1,112,595	(973,432,342)	12,530,120	29,858,884
Foreign currency related transactions	—	—	—	—
Futures	(1,540,479)	6,350,007	—	52,486
Swaps	(17,482)	—	—	—
Net change in unrealized appreciation (depreciation)	(445,366)	(967,082,335)	12,530,120	29,911,370
Net realized and unrealized gain (loss)	(2,556,743)	811,327,379	8,462,528	25,842,471
Increase in net assets resulting from operations	$3,926,084	$844,234,181	$11,243,610	$26,922,601
* Foreign taxes withheld	$—	$9,613	$3,289	$14,473
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Balanced Income Portfolio		Voya High Yield Portfolio
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
FROM OPERATIONS:
Net investment income	$4,063,942	$6,771,883	$12,144,862	$24,490,655
Net realized loss	(3,631,794)	(14,007,354)	(11,928,395)	(11,011,626)
Net change in unrealized appreciation (depreciation)	12,229,322	(37,828,278)	19,553,142	(75,961,739)
Increase (decrease) in net assets resulting from operations	12,661,470	(45,063,749)	19,769,609	(62,482,710)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(5,715,910)	(1,778,539)	(3,429,876)
Class I	—	(710,593)	(4,944,275)	(9,394,423)
Class S	—	(22,630,119)	(5,364,190)	(10,989,475)
Class S2	—	(339,825)	(44,822)	(95,016)
Total distributions	—	(29,396,447)	(12,131,826)	(23,908,790)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	4,349,800	8,540,090	16,886,660	20,339,766
Reinvestment of distributions	—	29,396,446	12,131,826	23,908,789
	4,349,800	37,936,536	29,018,486	44,248,555
Cost of shares redeemed	(19,629,014)	(55,305,413)	(35,444,226)	(79,676,796)
Net decrease in net assets resulting from capital share transactions	(15,279,214)	(17,368,877)	(6,425,740)	(35,428,241)
Net increase (decrease) in net assets	(2,617,744)	(91,829,073)	1,212,043	(121,819,741)
NET ASSETS:
Beginning of year or period	241,917,487	333,746,560	394,108,799	515,928,540
End of year or period	$239,299,743	$241,917,487	$395,320,842	$394,108,799
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Large Cap Growth Portfolio		Voya Large Cap Value Portfolio
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
FROM OPERATIONS:
Net investment income (loss)	$(3,936,981)	$(11,735,563)	$4,430,917	$7,790,862
Net realized gain (loss)	(55,129,793)	(183,393,089)	10,171,307	6,780,719
Net change in unrealized appreciation (depreciation)	949,230,271	(1,569,710,336)	11,913,591	(34,659,944)
Increase (decrease) in net assets resulting from operations	890,163,497	(1,764,838,988)	26,515,815	(20,088,363)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(592,084,304)	—	(28,444,970)
Class I	—	(490,216,573)	—	(213,097,315)
Class R6	—	(21,991,187)	—	(44,878,039)
Class S	—	(453,060,853)	—	(16,691,357)
Class S2	—	(16,012,415)	—	(112,240)
Total distributions	—	(1,573,365,332)	—	(303,223,921)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	55,298,465	71,552,407	20,832,592	95,303,169
Reinvestment of distributions	—	1,573,365,332	—	303,223,921
	55,298,465	1,644,917,739	20,832,592	398,527,090
Cost of shares redeemed	(493,212,486)	(606,794,736)	(31,119,734)	(57,603,015)
Net increase (decrease) in net assets resulting from capital share transactions	(437,914,021)	1,038,123,003	(10,287,142)	340,924,075
Net increase (decrease) in net assets	452,249,476	(2,300,081,317)	16,228,673	17,611,791
NET ASSETS:
Beginning of year or period	3,671,609,955	5,971,691,272	500,797,185	483,185,394
End of year or period	$4,123,859,431	$3,671,609,955	$517,025,858	$500,797,185
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Limited Maturity Bond Portfolio		Voya U.S. Stock Index Portfolio
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
FROM OPERATIONS:
Net investment income	$6,482,827	$7,994,619	$32,906,802	$99,081,208
Net realized gain (loss)	(2,111,377)	(14,098,575)	1,778,409,714	407,062,656
Net change in unrealized appreciation (depreciation)	(445,366)	(13,195,755)	(967,082,335)	(2,023,382,245)
Increase (decrease) in net assets resulting from operations	3,926,084	(19,299,711)	844,234,181	(1,517,238,381)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(191,453)	(191,594)	—	(9,186,914)
Class I	(5,168,051)	(5,799,067)	—	(412,241,517)
Class P2*	—	—	—	(311,008,187)
Class S	(918,226)	(984,463)	—	(26,591,210)
Class S2	—	—	—	(17,065,903)
Total distributions	(6,277,730)	(6,975,124)	—	(776,093,731)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	18,312,409	80,827,028	356,686,234	1,666,419,998
Reinvestment of distributions	5,206,284	6,975,124	—	776,093,731
	23,518,693	87,802,152	356,686,234	2,442,513,729
Cost of shares redeemed	(41,036,458)	(104,372,094)	(3,755,965,320)	(1,937,759,843)
Net increase (decrease) in net assets resulting from capital share transactions	(17,517,765)	(16,569,942)	(3,399,279,086)	504,753,886
Net decrease in net assets	(19,869,411)	(42,844,777)	(2,555,044,905)	(1,788,578,226)
NET ASSETS:
Beginning of year or period	373,063,113	415,907,890	6,937,267,559	8,725,845,785
End of year or period	$353,193,702	$373,063,113	$4,382,222,654	$6,937,267,559

*
Class P2 of Voya U.S. Stock Index Portfolio was fully redeemed on close of business 1/27/2023.

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	VY® CBRE Real Estate Portfolio		VY® JPMorgan Small Cap Core Equity Portfolio
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
FROM OPERATIONS:
Net investment income	$2,781,082	$4,201,420	$1,080,130	$1,224,430
Net realized gain (loss)	(4,067,592)	15,370,332	(4,068,899)	31,953,771
Net change in unrealized appreciation (depreciation)	12,530,120	(101,056,951)	29,911,370	(150,024,553)
Increase (decrease) in net assets resulting from operations	11,243,610	(81,485,199)	26,922,601	(116,846,352)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(9,017,013)	—	(22,591,888)
Class I	—	(1,797,658)	—	(43,363,601)
Class R6	—	—	—	(16,351,890)
Class S	—	(32,299,094)	—	(16,906,879)
Class S2	—	(1,695,919)	—	(1,225,506)
Total distributions	—	(44,809,684)	—	(100,439,764)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	2,917,250	10,951,621	18,420,666	65,235,304
Reinvestment of distributions	—	44,809,684	—	100,439,764
	2,917,250	55,761,305	18,420,666	165,675,068
Cost of shares redeemed	(22,814,591)	(48,786,120)	(29,356,166)	(174,554,190)
Net increase (decrease) in net assets resulting from capital share transactions	(19,897,341)	6,975,185	(10,935,500)	(8,879,122)
Net increase (decrease) in net assets	(8,653,731)	(119,319,698)	15,987,101	(226,165,238)
NET ASSETS:
Beginning of year or period	197,294,522	316,614,220	459,407,018	685,572,256
End of year or period	$188,640,791	$197,294,522	$475,394,119	$459,407,018
See Accompanying Notes to Financial Statements

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Balanced Income Portfolio
Class ADV
06-30-23+	7.93	0.13*	0.28	0.41	—	—	—	—	—	8.34	5.17	1.25	1.21	1.21	3.11	48,003	67
12-31-22	10.39	0.19•	(1.67)	(1.48)	0.18	0.80	—	0.98	—	7.93	(14.30)	1.24	1.20	1.20	2.13	48,684	104
12-31-21	9.77	0.17•	0.67	0.84	0.22	—	—	0.22	—	10.39	8.65	1.22	1.20	1.20	1.69	65,611	133
12-31-20	10.65	0.21•	(0.01)	0.20	0.36	0.72	—	1.08	—	9.77	2.80	1.22	1.20	1.20	2.20	66,515	69
12-31-19	10.05	0.30	1.47	1.77	0.50	0.67	—	1.17	—	10.65	17.93	1.26	1.22	1.22	2.79	78,155	231
12-31-18	11.18	0.43•	(1.00)	(0.57)	0.56	—	—	0.56	—	10.05	(5.39)	1.39	1.26	1.26	3.91	69,593	45
Class I
06-30-23+	8.43	0.16•	0.30	0.46	—	—	—	—	—	8.89	5.46	0.65	0.61	0.61	3.71	6,174	67
12-31-22	10.99	0.26•	(1.77)	(1.51)	0.25	0.80	—	1.05	—	8.43	(13.78)	0.64	0.60	0.60	2.73	6,024	104
12-31-21	10.31	0.25•	0.71	0.96	0.28	—	—	0.28	—	10.99	9.42	0.62	0.60	0.60	2.29	7,878	133
12-31-20	11.19	0.29•	(0.03)	0.26	0.42	0.72	—	1.14	—	10.31	3.33	0.62	0.60	0.60	2.79	7,943	69
12-31-19	10.50	0.38•	1.55	1.93	0.57	0.67	—	1.24	—	11.19	18.73	0.66	0.62	0.62	3.38	8,836	231
12-31-18	11.65	0.51•	(1.03)	(0.52)	0.63	—	—	0.63	—	10.50	(4.79)	0.79	0.66	0.66	4.51	7,921	45
Class S
06-30-23+	8.38	0.15•	0.30	0.45	—	—	—	—	—	8.83	5.37	0.90	0.86	0.86	3.46	182,572	67
12-31-22	10.92	0.23•	(1.75)	(1.52)	0.22	0.80	—	1.02	—	8.38	(13.97)	0.89	0.85	0.85	2.47	184,513	104
12-31-21	10.25	0.22•	0.70	0.92	0.25	—	—	0.25	—	10.92	9.09	0.87	0.85	0.85	2.04	256,146	133
12-31-20	11.13	0.26•	(0.03)	0.23	0.39	0.72	—	1.11	—	10.25	3.03	0.87	0.85	0.85	2.55	266,536	69
12-31-19	10.45	0.36•	1.52	1.88	0.53	0.67	—	1.20	—	11.13	18.40	0.91	0.87	0.87	3.18	295,942	231
12-31-18	11.59	0.48•	(1.02)	(0.54)	0.60	—	—	0.60	—	10.45	(5.01)	1.04	0.91	0.91	4.26	285,793	45
Class S2
06-30-23+	8.36	0.14•	0.31	0.45	—	—	—	—	—	8.81	5.38	1.05	1.01	1.01	3.30	2,550	67
12-31-22	10.89	0.22•	(1.75)	(1.53)	0.20	0.80	—	1.00	—	8.36	(14.14)	1.04	1.00	1.00	2.32	2,698	104
12-31-21	10.22	0.20•	0.70	0.90	0.23	—	—	0.23	—	10.89	8.88	1.02	1.00	1.00	1.89	4,112	133
12-31-20	11.10	0.27	(0.04)	0.23	0.39	0.72	—	1.11	—	10.22	3.02	1.02	1.00	1.00	2.40	5,189	69
12-31-19	10.43	0.32	1.54	1.86	0.52	0.67	—	1.19	—	11.10	18.15	1.06	1.02	1.02	2.97	5,679	231
12-31-18	11.56	0.46•	(1.02)	(0.56)	0.57	—	—	0.57	—	10.43	(5.15)	1.19	1.06	1.06	4.11	4,647	45
Voya High Yield Portfolio
Class ADV
06-30-23+	8.23	0.24•	0.16	0.40	0.24	—	—	0.24	—	8.39	4.89	1.09	1.07	1.07	5.77	61,860	23
12-31-22	9.94	0.46•	(1.72)	(1.26)	0.45	—	—	0.45	—	8.23	(12.83)	1.10	1.08	1.08	5.22	61,172	21
12-31-21	9.96	0.45•	0.01	0.46	0.46	—	0.02	0.48	—	9.94	4.65	1.10	1.08	1.08	4.52	79,216	63
12-31-20	9.94	0.46•	0.03	0.49	0.46	—	0.01	0.47	—	9.96	5.26	1.10	1.08	1.08	4.80	80,017	90
12-31-19	9.09	0.50	0.83	1.33	0.48	—	—	0.48	—	9.94	14.82	1.10	1.08	1.08	5.20	87,540	59
12-31-18	9.94	0.48	(0.81)	(0.33)	0.52	—	—	0.52	—	9.09	(3.53)	1.10	1.08	1.08	5.02	80,872	35
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya High Yield Portfolio (continued)
Class I
06-30-23+	8.24	0.27•	0.16	0.43	0.27	—	—	0.27	—	8.40	5.20	0.49	0.47	0.47	6.37	159,031	23
12-31-22	9.95	0.51•	(1.72)	(1.21)	0.50	—	—	0.50	—	8.24	(12.28)	0.50	0.48	0.48	5.83	152,175	21
12-31-21	9.97	0.51•	0.01	0.52	0.52	—	0.02	0.54	—	9.95	5.28	0.50	0.48	0.48	5.12	189,224	63
12-31-20	9.94	0.51•	0.05	0.56	0.52	—	0.01	0.53	—	9.97	6.00	0.50	0.48	0.48	5.40	191,358	90
12-31-19	9.10	0.57•	0.81	1.38	0.54	—	—	0.54	—	9.94	15.37	0.50	0.48	0.48	5.84	189,247	59
12-31-18	9.95	0.54	(0.82)	(0.28)	0.57	—	—	0.57	—	9.10	(2.96)	0.50	0.48	0.48	5.62	56,385	35
Class S
06-30-23+	8.23	0.26•	0.15	0.41	0.25	—	—	0.25	—	8.39	5.07	0.74	0.72	0.72	6.12	172,862	23
12-31-22	9.94	0.49•	(1.72)	(1.23)	0.48	—	—	0.48	—	8.23	(12.52)	0.75	0.73	0.73	5.56	179,355	21
12-31-21	9.96	0.48•	0.01	0.49	0.49	—	0.02	0.51	—	9.94	5.01	0.75	0.73	0.73	4.87	244,800	63
12-31-20	9.94	0.49•	0.04	0.53	0.50	—	0.01	0.51	—	9.96	5.63	0.75	0.73	0.73	5.15	266,537	90
12-31-19	9.09	0.54	0.82	1.36	0.51	—	—	0.51	—	9.94	15.22	0.75	0.73	0.73	5.54	307,506	59
12-31-18	9.94	0.51	(0.81)	(0.30)	0.55	—	—	0.55	—	9.09	(3.20)	0.75	0.73	0.73	5.36	332,669	35
Class S2
06-30-23+	8.24	0.25•	0.16	0.41	0.25	—	—	0.25	—	8.40	4.99	0.89	0.87	0.87	5.97	1,568	23
12-31-22	9.95	0.48•	(1.72)	(1.24)	0.47	—	—	0.47	—	8.24	(12.63)	0.90	0.88	0.88	5.34	1,407	21
12-31-21	9.97	0.47•	0.01	0.48	0.48	—	0.02	0.50	—	9.95	4.86	0.90	0.88	0.88	4.72	2,688	63
12-31-20	9.95	0.48•	0.03	0.51	0.48	—	0.01	0.49	—	9.97	5.48	0.90	0.88	0.88	4.99	3,119	90
12-31-19	9.11	0.51	0.83	1.34	0.50	—	—	0.50	—	9.95	14.91	0.90	0.88	0.88	5.37	3,012	59
12-31-18	9.95	0.50	(0.80)	(0.30)	0.54	—	—	0.54	—	9.11	(3.23)	0.90	0.88	0.88	5.20	4,226	35
Voya Large Cap Growth Portfolio
Class ADV
06-30-23+	7.69	(0.02)•	2.00	1.98	—	—	—	—	—	9.67	25.75	1.32	1.27	1.27	(0.52)	1,476,012	35
12-31-22	19.43	(0.07)•	(5.77)	(5.84)	—	5.90	—	5.90	—	7.69	(30.97)	1.31	1.27	1.27	(0.58)	1,263,757	47
12-31-21	20.45	(0.14)•	3.76	3.62	—	4.64	—	4.64	—	19.43	18.89	1.30	1.27	1.27	(0.68)	2,085,856	72
12-31-20	17.96	(0.08)	5.00	4.92	—	2.43	—	2.43	—	20.45	30.11	1.32	1.27	1.27	(0.43)	2,073,088	86
12-31-19	16.37	(0.01)	4.97	4.96	0.02	3.35	—	3.37	—	17.96	31.90	1.27	1.27	1.27	(0.05)	1,890,631	78
12-31-18	19.36	0.01	(0.11)	(0.10)	0.01	2.88	—	2.89	—	16.37	(2.07)	1.27	1.27	1.27	0.04	1,686,805	85
Class I
06-30-23+	9.88	0.00*•	2.57	2.57	—	—	—	—	—	12.45	26.01	0.72	0.67	0.67	0.08	1,329,505	35
12-31-22	22.48	0.00*•	(6.70)	(6.70)	—	5.90	—	5.90	—	9.88	(30.50)	0.71	0.67	0.67	0.02	1,251,871	47
12-31-21	22.90	(0.02)•	4.24	4.22	—	4.64	—	4.64	—	22.48	19.55	0.70	0.67	0.67	(0.07)	1,937,889	72
12-31-20	19.83	0.04	5.57	5.61	0.11	2.43	—	2.54	—	22.90	30.88	0.72	0.67	0.67	0.17	2,436,873	86
12-31-19	17.78	0.11	5.43	5.54	0.14	3.35	—	3.49	—	19.83	32.77	0.67	0.67	0.67	0.54	2,000,466	78
12-31-18	20.80	0.13•	(0.13)	0.00*	0.14	2.88	—	3.02	—	17.78	(1.48)	0.67	0.67	0.67	0.63	1,623,952	85
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Large Cap Growth Portfolio (continued)
Class R6
06-30-23+	9.90	0.00*•	2.57	2.57	—	—	—	—	—	12.47	25.96	0.68	0.67	0.67	0.08	65,665	35
12-31-22	22.50	0.00*•	(6.70)	(6.70)	—	5.90	—	5.90	—	9.90	(30.47)	0.68	0.67	0.67	0.02	53,900	47
12-31-21	22.91	(0.02)•	4.25	4.23	—	4.64	—	4.64	—	22.50	19.58	0.67	0.67	0.67	(0.08)	95,588	72
12-31-20	19.84	0.03	5.58	5.61	0.11	2.43	—	2.54	—	22.91	30.86	0.67	0.67	0.67	0.16	88,303	86
12-31-19	17.78	0.11	5.44	5.55	0.14	3.35	—	3.49	—	19.84	32.82	0.67	0.67	0.67	0.54	59,938	78
12-31-18	20.81	0.12	(0.13)	(0.01)	0.14	2.88	—	3.02	—	17.78	(1.53)	0.67	0.67	0.67	0.68	46,242	85
Class S
06-30-23+	9.15	(0.01)•	2.38	2.37	—	—	—	—	—	11.52	25.90	0.97	0.92	0.92	(0.17)	1,210,815	35
12-31-22	21.47	(0.03)•	(6.39)	(6.42)	—	5.90	—	5.90	—	9.15	(30.66)	0.96	0.92	0.92	(0.23)	1,066,004	47
12-31-21	22.10	(0.07)•	4.08	4.01	—	4.64	—	4.64	—	21.47	19.28	0.95	0.92	0.92	(0.33)	1,787,956	72
12-31-20	19.21	(0.01)	5.38	5.37	0.05	2.43	—	2.48	—	22.10	30.59	0.97	0.92	0.92	(0.08)	1,867,154	86
12-31-19	17.31	0.06	5.27	5.33	0.08	3.35	—	3.43	—	19.21	32.41	0.92	0.92	0.92	0.30	1,839,829	78
12-31-18	20.32	0.08•	(0.13)	(0.05)	0.08	2.88	—	2.96	—	17.31	(1.73)	0.92	0.92	0.92	0.39	1,677,848	85
Class S2
06-30-23+	8.91	(0.02)•	2.32	2.30	—	—	—	—	—	11.21	25.81	1.12	1.07	1.07	(0.32)	41,863	35
12-31-22	21.16	(0.05)•	(6.30)	(6.35)	—	5.90	—	5.90	—	8.91	(30.80)	1.11	1.07	1.07	(0.38)	36,077	47
12-31-21	21.87	(0.10)•	4.03	3.93	—	4.64	—	4.64	—	21.16	19.10	1.10	1.07	1.07	(0.48)	64,403	72
12-31-20	19.03	(0.04)	5.33	5.29	0.02	2.43	—	2.45	—	21.87	30.43	1.12	1.07	1.07	(0.22)	65,511	86
12-31-19	17.18	0.04	5.21	5.25	0.05	3.35	—	3.40	—	19.03	32.16	1.07	1.07	1.07	0.15	61,219	78
12-31-18	20.18	0.05	(0.12)	(0.07)	0.05	2.88	—	2.93	—	17.18	(1.86)	1.07	1.07	1.07	0.25	58,647	85
Voya Large Cap Value Portfolio
Class ADV
06-30-23+	4.83	0.03•	0.22	0.25	—	—	—	—	—	5.08	5.18	1.49	1.24	1.24	1.23	43,968	50
12-31-22	13.67	0.08•	(1.13)	(1.05)	0.06	7.73	—	7.79	—	4.83	(3.88)	1.50	1.24	1.24	1.02	46,054	74
12-31-21	11.16	0.08•	2.83	2.91	0.22	0.18	—	0.40	—	13.67	26.24	1.42	1.24	1.24	0.66	52,418	82
12-31-20	11.96	0.15	0.26	0.41	0.18	1.03	—	1.21	—	11.16	5.61	1.43	1.24	1.24	1.43	47,671	130
12-31-19	10.48	0.17	2.34	2.51	0.18	0.85	—	1.03	—	11.96	24.45	1.35	1.24	1.24	1.40	53,098	95
12-31-18	13.06	0.18	(1.15)	(0.97)	0.17	1.44	—	1.61	—	10.48	(8.33)(a)	1.35	1.24	1.24	1.41(b)	49,230	97
Class I
06-30-23+	5.23	0.05•	0.23	0.28	—	—	—	—	—	5.51	5.35	0.89	0.64	0.64	1.83	362,326	50
12-31-22	14.04	0.13•	(1.13)	(1.00)	0.08	7.73	—	7.81	—	5.23	(3.21)	0.90	0.64	0.64	1.62	357,384	74
12-31-21	11.45	0.17•	2.90	3.07	0.30	0.18	—	0.48	—	14.04	26.99	0.82	0.64	0.64	1.26	386,934	82
12-31-20	12.22	0.22	0.28	0.50	0.24	1.03	—	1.27	—	11.45	6.28	0.83	0.64	0.64	2.02	329,385	130
12-31-19	10.69	0.24	2.39	2.63	0.25	0.85	—	1.10	—	12.22	25.12	0.75	0.64	0.64	2.00	367,345	95
12-31-18	13.30	0.25•	(1.17)	(0.92)	0.25	1.44	—	1.69	—	10.69	(7.81)(a)	0.75	0.64	0.64	2.01(b)	330,038	97
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Large Cap Value Portfolio (continued)
Class R6
06-30-23+	5.21	0.05•	0.23	0.28	—	—	—	—	—	5.49	5.37	0.77	0.64	0.64	1.80	86,287	50
12-31-22	14.03	0.12•	(1.12)	(1.00)	0.09	7.73	—	7.82	—	5.21	(3.26)	0.78	0.64	0.64	1.71	72,042	74
12-31-21	11.44	0.19•	2.88	3.07	0.30	0.18	—	0.48	—	14.03	27.02	0.76	0.64	0.64	1.41	12,976	82
12-31-20	12.21	0.21•	0.29	0.50	0.24	1.03	—	1.27	—	11.44	6.27	0.77	0.64	0.64	2.01	230	130
12-31-19	10.68	0.25•	2.38	2.63	0.25	0.85	—	1.10	—	12.21	25.14	0.75	0.64	0.64	2.16	306	95
12-31-18	13.28	0.25•	(1.16)	(0.91)	0.25	1.44	—	1.69	—	10.68	(7.74)(a)	0.75	0.64	0.64	2.03(b)	1,182	97
Class S
06-30-23+	4.96	0.04•	0.22	0.26	—	—	—	—	—	5.22	5.24	1.14	0.89	0.89	1.57	24,247	50
12-31-22	13.78	0.10•	(1.11)	(1.01)	0.08	7.73	—	7.81	—	4.96	(3.47)	1.15	0.89	0.89	1.36	25,128	74
12-31-21	11.25	0.13•	2.85	2.98	0.27	0.18	—	0.45	—	13.78	26.67	1.07	0.89	0.89	0.99	30,661	82
12-31-20	12.04	0.19	0.27	0.46	0.22	1.03	—	1.25	—	11.25	5.97	1.08	0.89	0.89	1.78	611,514	130
12-31-19	10.55	0.20•	2.36	2.56	0.22	0.85	—	1.07	—	12.04	24.78	1.00	0.89	0.89	1.75	665,553	95
12-31-18	13.14	0.22•	(1.15)	(0.93)	0.22	1.44	—	1.66	—	10.55	(8.00)(a)	1.00	0.89	0.89	1.76(b)	630,221	97
Class S2
06-30-23+	4.97	0.04•	0.22	0.26	—	—	—	—	—	5.23	5.23	1.29	1.04	1.04	1.43	199	50
12-31-22	13.80	0.09•	(1.12)	(1.03)	0.07	7.73	—	7.80	—	4.97	(3.69)	1.30	1.04	1.04	1.23	189	74
12-31-21	11.27	0.11•	2.85	2.96	0.25	0.18	—	0.43	—	13.80	26.43	1.22	1.04	1.04	0.87	196	82
12-31-20	12.06	0.17•	0.27	0.44	0.20	1.03	—	1.23	—	11.27	5.86	1.23	1.04	1.04	1.63	154	130
12-31-19	10.56	0.19•	2.36	2.55	0.20	0.85	—	1.05	—	12.06	24.63	1.15	1.04	1.04	1.60	145	95
12-31-18	13.15	0.20	(1.15)	(0.95)	0.20	1.44	—	1.64	—	10.56	(8.12)(a)	1.15	1.04	1.04	1.60(b)	151	97
Voya Limited Maturity Bond Portfolio
Class ADV
06-30-23+	9.23	0.14•	(0.07)	0.07	0.14	—	—	0.14	—	9.16	0.71	0.88	0.88	0.88	3.07	12,268	152
12-31-22	9.87	0.14•	(0.66)	(0.52)	0.12	—	—	0.12	—	9.23	(5.26)	0.88	0.88	0.88	1.53	13,671	306
12-31-21	10.03	0.05•	(0.10)	(0.05)	0.11	—	—	0.11	—	9.87	(0.55)	0.88	0.88	0.88	0.47	14,958	253
12-31-20	9.91	0.12	0.16	0.28	0.16	—	—	0.16	—	10.03	2.87	0.88	0.88	0.88	1.15	15,016	263
12-31-19	9.68	0.19	0.16	0.35	0.12	—	—	0.12	—	9.91	3.66	0.89	0.89	0.89	1.85	15,579	330
12-31-18	9.72	0.17	(0.10)	0.07	0.11	—	—	0.11	—	9.68	0.71	0.89	0.89	0.89	1.67	16,812	281
Class I
06-30-23+	9.42	0.17•	(0.07)	0.10	0.17	—	—	0.17	—	9.35	1.02	0.28	0.28	0.28	3.67	285,400	152
12-31-22	10.07	0.21•	(0.68)	(0.47)	0.18	—	—	0.18	—	9.42	(4.66)	0.28	0.28	0.28	2.16	301,980	306
12-31-21	10.23	0.11•	(0.10)	0.01	0.17	—	—	0.17	—	10.07	0.08	0.28	0.28	0.28	1.06	329,913	253
12-31-20	10.11	0.17•	0.18	0.35	0.23	—	—	0.23	—	10.23	3.46	0.28	0.28	0.28	1.70	332,196	263
12-31-19	9.87	0.24	0.19	0.43	0.19	—	—	0.19	—	10.11	4.33	0.29	0.29	0.29	2.44	197,182	330
12-31-18	9.91	0.22	(0.09)	0.13	0.17	—	—	0.17	—	9.87	1.33	0.29	0.29	0.29	2.30	195,851	281

See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Limited Maturity Bond Portfolio (continued)
Class S
06-30-23+	9.49	0.16•	(0.07)	0.09	0.16	—	—	0.16	—	9.42	0.90	0.53	0.53	0.53	3.42	55,526	152
12-31-22	10.15	0.18•	(0.68)	(0.50)	0.16	—	—	0.16	—	9.49	(4.94)	0.53	0.53	0.53	1.87	57,412	306
12-31-21	10.31	0.08•	(0.10)	(0.02)	0.14	—	—	0.14	—	10.15	(0.16)	0.53	0.53	0.53	0.82	71,037	253
12-31-20	10.19	0.16	0.16	0.32	0.20	—	—	0.20	—	10.31	3.19	0.53	0.53	0.53	1.50	71,911	263
12-31-19	9.95	0.22	0.18	0.40	0.16	—	—	0.16	—	10.19	4.06	0.54	0.54	0.54	2.20	75,066	330
12-31-18	9.99	0.20	(0.09)	0.11	0.15	—	—	0.15	—	9.95	1.07	0.54	0.54	0.54	2.02	74,885	281
Voya U.S. Stock Index Portfolio
Class ADV
06-30-23+	15.01	0.07•	2.40	2.47	—	—	—	—	—	17.48	16.46	0.79	0.79	0.79	0.94	84,404	5
12-31-22	20.92	0.14•	(4.09)	(3.95)	0.14	1.82	—	1.96	—	15.01	(18.78)	0.80	0.80	0.80	0.82	73,855	8
12-31-21	18.21	0.12•	4.72	4.84	0.11	2.02	—	2.13	—	20.92	27.66	0.79	0.79	0.79	0.61	99,373	3
12-31-20	16.38	0.18	2.55	2.73	0.24	0.66	—	0.90	—	18.21	17.48	0.79	0.79	0.79	1.03	100,049	9
12-31-19	13.44	0.19•	3.82	4.01	0.17	0.90	—	1.07	—	16.38	30.43	0.80	0.80	0.80	1.22	102,813	9
12-31-18	15.19	0.17•	(0.86)	(0.69)	0.18	0.88	—	1.06	—	13.44	(5.10)	0.80	0.80	0.80	1.14	92,071	12
Class I
06-30-23+	15.78	0.12•	2.52	2.64	—	—	—	—	—	18.42	16.73	0.26	0.26	0.26	1.47	3,880,606	5
12-31-22	21.87	0.24•	(4.28)	(4.04)	0.23	1.82	—	2.05	—	15.78	(18.35)	0.27	0.27	0.27	1.35	3,602,730	8
12-31-21	18.94	0.23•	4.95	5.18	0.23	2.02	—	2.25	—	21.87	28.37	0.26	0.26	0.26	1.14	4,525,779	3
12-31-20	16.99	0.28	2.66	2.94	0.33	0.66	—	0.99	—	18.94	18.11	0.26	0.26	0.26	1.55	4,258,517	9
12-31-19	13.90	0.26	3.99	4.25	0.26	0.90	—	1.16	—	16.99	31.12	0.27	0.27	0.27	1.75	4,065,091	9
12-31-18	15.69	0.26•	(0.90)	(0.64)	0.27	0.88	—	1.15	—	13.90	(4.62)	0.27	0.27	0.27	1.67	2,966,664	12
Class S
06-30-23+	15.57	0.10•	2.48	2.58	—	—	—	—	—	18.15	16.57	0.51	0.50	0.50	1.23	256,712	5
12-31-22	21.60	0.20•	(4.22)	(4.02)	0.19	1.82	—	2.01	—	15.57	(18.50)	0.52	0.51	0.51	1.11	224,160	8
12-31-21	18.74	0.18•	4.88	5.06	0.18	2.02	—	2.20	—	21.60	28.02	0.52	0.51	0.51	0.90	303,248	3
12-31-20	16.82	0.24	2.63	2.87	0.29	0.66	—	0.95	—	18.74	17.87	0.51	0.50	0.50	1.32	280,432	9
12-31-19	13.80	0.23•	3.94	4.17	0.25	0.90	—	1.15	—	16.82	30.77	0.52	0.51	0.51	1.46	283,768	9
12-31-18	15.57	0.22•	(0.88)	(0.66)	0.23	0.88	—	1.11	—	13.80	(4.84)	0.52	0.51	0.51	1.42	47,740	12
Class S2
06-30-23+	15.31	0.09•	2.43	2.52	—	—	—	—	—	17.83	16.46	0.66	0.66	0.66	1.07	160,501	5
12-31-22	21.28	0.17•	(4.16)	(3.99)	0.16	1.82	—	1.98	—	15.31	(18.63)	0.67	0.67	0.67	0.95	142,580	8
12-31-21	18.49	0.15•	4.81	4.96	0.15	2.02	—	2.17	—	21.28	27.85	0.67	0.67	0.67	0.74	181,812	3
12-31-20	16.62	0.20	2.59	2.79	0.26	0.66	—	0.92	—	18.49	17.62	0.66	0.66	0.66	1.16	151,642	9
12-31-19	13.62	0.21•	3.88	4.09	0.19	0.90	—	1.09	—	16.62	30.60	0.67	0.67	0.67	1.35	149,297	9
12-31-18	15.39	0.20•	(0.88)	(0.68)	0.21	0.88	—	1.09	—	13.62	(5.03)	0.67	0.67	0.67	1.27	150,127	12
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
VY® CBRE Real Estate Portfolio
Class ADV
06-30-23+	24.94	0.34•	1.06	1.40	—	—	—	—	—	26.34	5.61	1.64	1.28	1.28	2.61	38,431	32
12-31-22	43.39	0.46•	(11.98)	(11.52)	0.46	6.47	—	6.93	—	24.94	(27.40)	1.61	1.28	1.28	1.44	38,305	62
12-31-21	29.09	0.37•	14.50	14.87	0.57	—	—	0.57	—	43.39	51.46	1.62	1.28	1.28	1.02	63,318	67
12-31-20	36.39	0.41•	(3.54)	(3.13)	0.66	3.51	—	4.17	—	29.09	(6.89)	1.63	1.28	1.28	1.38	48,781	103
12-31-19	29.16	0.51•	7.53	8.04	0.63	0.18	—	0.81	—	36.39	27.71	1.46	1.31	1.31	1.49	63,873	69
12-31-18	36.01	0.49•	(3.01)	(2.52)	0.83	3.50	—	4.33	—	29.16	(7.97)	1.47	1.31	1.31	1.50	56,062	103
Class I
06-30-23+	26.92	0.34•	1.27	1.61	—	—	—	—	—	28.53	5.98	1.04	0.68	0.68	2.42	3,609	32
12-31-22	46.19	0.72•	(12.81)	(12.09)	0.71	6.47	—	7.18	—	26.92	(26.97)	1.01	0.68	0.68	2.10	8,128	62
12-31-21	30.88	0.62•	15.41	16.03	0.72	—	—	0.72	—	46.19	52.34	1.02	0.68	0.68	1.65	11,745	67
12-31-20	38.38	0.55•	(3.64)	(3.09)	0.90	3.51	—	4.41	—	30.88	(6.32)	1.03	0.68	0.68	1.76	14,403	103
12-31-19	30.72	0.68•	8.01	8.69	0.85	0.18	—	1.03	—	38.38	28.47	0.86	0.71	0.71	1.88	24,412	69
12-31-18	37.76	0.71•	(3.15)	(2.44)	1.10	3.50	—	4.60	—	30.72	(7.42)	0.87	0.71	0.71	2.05	38,978	103
Class S
06-30-23+	26.88	0.41•	1.16	1.57	—	—	—	—	—	28.45	5.84	1.29	0.93	0.93	2.95	139,371	32
12-31-22	46.11	0.62•	(12.77)	(12.15)	0.61	6.47	—	7.08	—	26.88	(27.14)	1.26	0.93	0.93	1.80	143,264	62
12-31-21	30.87	0.52•	15.39	15.91	0.67	—	—	0.67	—	46.11	51.96	1.27	0.93	0.93	1.37	227,726	67
12-31-20	38.32	0.53•	(3.68)	(3.15)	0.79	3.51	—	4.30	—	30.87	(6.53)	1.28	0.93	0.93	1.71	173,126	103
12-31-19	30.67	0.66•	7.93	8.59	0.76	0.18	—	0.94	—	38.32	28.15	1.11	0.96	0.96	1.82	230,346	69
12-31-18	37.67	0.63•	(3.16)	(2.53)	0.97	3.50	—	4.47	—	30.67	(7.65)	1.12	0.96	0.96	1.85	212,673	103
Class S2
06-30-23+	26.70	0.38•	1.15	1.53	—	—	—	—	—	28.23	5.73	1.44	1.08	1.08	2.77	7,230	32
12-31-22	45.78	0.54•	(12.65)	(12.11)	0.50	6.47	—	6.97	—	26.70	(27.25)	1.41	1.08	1.08	1.58	7,597	62
12-31-21	30.64	0.46•	15.28	15.74	0.60	—	—	0.60	—	45.78	51.74	1.42	1.08	1.08	1.21	13,826	67
12-31-20	38.07	0.46•	(3.64)	(3.18)	0.74	3.51	—	4.25	—	30.64	(6.69)	1.43	1.08	1.08	1.49	11,420	103
12-31-19	30.47	0.60•	7.88	8.48	0.70	0.18	—	0.88	—	38.07	27.97	1.26	1.11	1.11	1.67	15,394	69
12-31-18	37.44	0.58•	(3.14)	(2.56)	0.91	3.50	—	4.41	—	30.47	(7.78)	1.27	1.11	1.11	1.71	13,745	103
VY® JPMorgan Small Cap Core Equity Portfolio
Class ADV
06-30-23+	12.47	0.00*•	0.72	0.72	—	—	—	—	—	13.19	5.77	1.47	1.47	1.46	0.05	107,398	28
12-31-22	19.30	(0.03)•	(3.59)	(3.62)	—	3.21	—	3.21	—	12.47	(18.08)	1.47	1.47	1.47	(0.18)	105,703	46
12-31-21	17.26	(0.08)•	3.14	3.06	—	1.02	—	1.02	—	19.30	17.94	1.46	1.46	1.45	(0.44)	140,945	52
12-31-20	14.90	(0.01)	2.37	2.36	—	—	—	—	—	17.26	15.84	1.47	1.47	1.46	(0.03)	128,295	71
12-31-19	15.79	0.00*	3.92	3.92	0.03	4.55	0.23	4.81	—	14.90	25.96	1.45	1.45	1.44	0.05	130,058	50
12-31-18	20.12	(0.02)	(1.67)	(1.69)	0.02	2.62	—	2.64	—	15.79	(10.82)	1.45	1.45	1.45	(0.07)	114,664	43
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
VY® JPMorgan Small Cap Core Equity Portfolio (continued)
Class I
06-30-23+	14.19	0.05•	0.81	0.86	—	—	—	—	—	15.05	6.06	0.87	0.87	0.86	0.65	242,310	28
12-31-22	21.28	0.07•	(3.95)	(3.88)	0.00*	3.21	—	3.21	—	14.19	(17.57)	0.87	0.87	0.87	0.43	229,935	46
12-31-21	18.89	0.04•	3.45	3.49	0.08	1.02	—	1.10	—	21.28	18.71	0.86	0.86	0.85	0.18	282,032	52
12-31-20	16.21	0.10	2.58	2.68	—	—	—	—	—	18.89	16.53	0.87	0.87	0.86	0.57	211,266	71
12-31-19	16.89	0.12	4.20	4.32	0.22	4.55	0.23	5.00	—	16.21	26.75	0.85	0.85	0.84	0.66	240,957	50
12-31-18	21.35	0.11	(1.81)	(1.70)	0.14	2.62	—	2.76	—	16.89	(10.34)	0.85	0.85	0.85	0.53	165,568	43
Class R6
06-30-23+	14.17	0.05•	0.81	0.86	—	—	—	—	—	15.03	6.07	0.87	0.87	0.86	0.65	32,645	28
12-31-22	21.25	0.05•	(3.92)	(3.87)	0.00*	3.21	—	3.21	—	14.17	(17.55)	0.87	0.87	0.87	0.30	31,036	46
12-31-21	18.87	0.03•	3.45	3.48	0.08	1.02	—	1.10	—	21.25	18.67	0.86	0.86	0.85	0.16	129,718	52
12-31-20	16.20	0.11•	2.56	2.67	—	—	—	—	—	18.87	16.48	0.87	0.87	0.86	0.70	118,342	71
12-31-19	16.88	0.12	4.20	4.32	0.22	4.55	0.23	5.00	—	16.20	26.78	0.85	0.85	0.84	0.66	38,161	50
12-31-18	21.34	0.09	(1.79)	(1.70)	0.14	2.62	—	2.76	—	16.88	(10.34)	0.85	0.85	0.85	0.55	23,951	43
Class S
06-30-23+	13.80	0.03•	0.79	0.82	—	—	—	—	—	14.62	5.94	1.12	1.12	1.11	0.40	86,818	28
12-31-22	20.85	0.03•	(3.87)	(3.84)	—	3.21	—	3.21	—	13.80	(17.76)	1.12	1.12	1.12	0.16	86,656	46
12-31-21	18.55	(0.02)•	3.38	3.36	0.04	1.02	—	1.06	—	20.85	18.32	1.11	1.11	1.10	(0.09)	124,185	52
12-31-20	15.95	0.05	2.55	2.60	—	—	—	—	—	18.55	16.30	1.12	1.12	1.11	0.31	122,575	71
12-31-19	16.65	0.07	4.14	4.21	0.13	4.55	0.23	4.91	—	15.95	26.39	1.10	1.10	1.09	0.37	129,784	50
12-31-18	21.07	0.06	(1.78)	(1.72)	0.08	2.62	—	2.70	—	16.65	(10.52)	1.10	1.10	1.10	0.28	327,752	43
Class S2
06-30-23+	13.51	0.02•	0.77	0.79	—	—	—	—	—	14.30	5.85	1.27	1.27	1.26	0.25	6,222	28
12-31-22	20.52	0.00*•	(3.80)	(3.80)	—	3.21	—	3.21	—	13.51	(17.86)	1.27	1.27	1.27	0.01	6,076	46
12-31-21	18.27	(0.05)•	3.33	3.28	0.01	1.02	—	1.03	—	20.52	18.17	1.26	1.26	1.25	(0.24)	8,692	52
12-31-20	15.74	0.03	2.50	2.53	—	—	—	—	—	18.27	16.07	1.27	1.27	1.26	0.16	8,312	71
12-31-19	16.46	0.04•	4.09	4.13	0.07	4.55	0.23	4.85	—	15.74	26.20	1.25	1.25	1.24	0.22	9,014	50
12-31-18	20.85	0.03	(1.76)	(1.73)	0.04	2.62	—	2.66	—	16.46	(10.64)	1.25	1.25	1.25	0.13	27,453	43

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)
Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(a)
Excluding amounts related to a securities lending settlement recorded in the year ended December 31, 2018, total return for Voya Large Cap Value Portfolio would have been (8.34)%, (7.82)%, (7.75)%, (8.01)% and (8.13)% for Classes ADV, I, R6, S and S2, respectively.

See Accompanying Notes to Financial Statements

Financial Highlights (continued)

(b)
Excluding amounts related to a securities lending settlement recorded in the year ended December 31, 2018, the net investment income ratios for Voya Large Cap Value Portfolio would have been 1.40%, 2.00%, 2.02%, 1.75% and 1.59% for Classes ADV, I, R6, S and S2, respectively.

+
Unaudited.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” or the “Act”), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust consists of twenty-two active separate investment series. The eight series (each a “Portfolio” and collectively the “Portfolios”) included in this report are: Voya Balanced Income Portfolio (“Balanced Income”), Voya High Yield Portfolio (“High Yield”), Voya Large Cap Growth Portfolio (“Large Cap Growth”), Voya Large Cap Value Portfolio (“Large Cap Value”), Voya Limited Maturity Bond Portfolio (“Limited Maturity Bond”), Voya U.S. Stock Index Portfolio (“U.S. Stock Index”), VY® CBRE Real Estate Portfolio (“CBRE Real Estate”), and VY® JPMorgan Small Cap Core Equity Portfolio (“JPMorgan Small Cap Core Equity”). All of the Portfolios are diversified except for Large Cap Growth, which is a non-diversified Portfolio of the Trust. In seeking to track the performance of the index, U.S. Stock Index may become non-diversified as a result of a change in relative market capitalizations or index weightings of one or more components of the index. As a result, whether U.S. Stock Index will be considered diversified or non-diversified at any time will depend largely on the make-up of the index at the time. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.
The classes of shares included in this report are: Adviser (“Class ADV”), Institutional (“Class I”), Class R6, Service (“Class S”) and Service 2 (“Class S2”); however, each Portfolio may not offer all share classes. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to Balanced Income, High Yield, Large Cap Growth, Large Cap Value, Limited Maturity Bond, and U.S. Stock Index. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.
Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.
When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Portfolio assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Portfolio’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Portfolio’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.
The Portfolios’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the portfolio can access at the reporting date.
Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).
Level 3 — unobservable inputs (including the portfolio’s own assumptions in determining fair value).
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
A table summarizing each Portfolio’s investments under these levels of classification is included within each Portfolio of Investments.
Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-advisers’ or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method. CBRE Real Estate estimates components of distributions from real estate investment trusts (“REITs”). Distributions received in excess of income are recorded as a reduction of cost of the related investments. If CBRE Real Estate no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.
C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on each Portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.
D. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income, if any, are declared daily and paid monthly and net capital gains distributions, if any, are declared and paid annually by High Yield and Limited Maturity Bond. Dividends from net investment income, if any, are declared and paid semi-annually and net capital gains distributions, if any, are declared and paid annually by Large Cap Value and U.S. Stock Index. For all other Portfolios, dividends from net investment income and net capital gain distributions, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
E. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.
The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

G. Risk Exposures and the Use of Derivative Instruments. The Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:
Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.
Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.
Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.
Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. As of the date of this report, the United States experiences a rising market interest rate environment, which may increase a Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rate have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.
Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”), with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.
A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.
As of June 30, 2023, the maximum amount of loss that Balanced Income would incur if its counterparties failed to perform would be $412,461 which represents the gross payments to be received on open forward foreign currency contracts, OTC purchased options, and forward premium swaptions were they to be unwound as of June 30, 2023. At June 30, 2023, the Portfolio did not receive any cash collateral for open OTC derivatives.
Certain Portfolios have entered into derivative contracts that contain credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and its derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.
As of June 30, 2023, Balanced Income had a liability position of $1,354,812 on open forward foreign currency contracts, forward premium swaptions and OTC written options. If a contingent feature would have been triggered as of June 30, 2023, the Portfolio could have been required to pay these amounts in cash to its counterparties. At June 30, 2023 Balanced Income pledged $1,170,000 in cash collateral for its open OTC derivative transactions.
H. Forward Foreign Currency Contracts. Certain Portfolios may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a forward currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

instruments involve market and/or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the respective Portfolio of Investments.
During the period ended June 30, 2023, Balanced Income had average contract amounts on forward foreign currency contracts purchased and sold of $29,984,347 and $32,337,772, respectively. The Portfolio used forward foreign currency contracts primarily to protect any non-U.S. dollar-denominated holdings from adverse currency movements. Please refer to the tables within the Portfolio of Investments for open forward foreign currency contracts at June 30, 2023.
I. Futures Contracts. Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio’s assets are valued.
Upon entering into a futures contract, each Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities.Open futures contracts are reported on a table following each Portfolio’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Portfolio’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Portfolio’s Statement of Operations. Realized gains (losses) are reported in each Portfolio’s Statement of Operations at the closing or expiration of futures contracts.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2023, U.S. Stock Index and JPMorgan Small Cap Core Equity have purchased futures contracts on various equity indexes to “equitize” cash. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. In addition, Balanced Income and Limited Maturity Bond had purchased and sold futures contracts on treasury futures to manage the duration and yield curve of the Portfolios. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where each Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of each Portfolio’s securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against counterparty default.
During the period ended June 30, 2023, the following Portfolios had average notional values on futures contracts purchased and sold as disclosed below. Please refer to the tables within each respective Portfolio of Investments for open futures contracts at June 30, 2023.
	Purchased	Sold
Balanced Income	$100,444,166	$30,498,865
Limited Maturity Bond	115,875,375	17,776,726
U.S. Stock Index	69,898,188	—
JPMorgan Small Cap Core Equity	5,465,958	—
J. Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreement, plus accrued interest, being invested by a Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. If the seller defaults, a Portfolio might

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

incur a loss or delay in the realization of proceeds if the value of the security collateralizing the repurchase agreement declines, and may incur disposition costs in liquidating the collateral.
Repurchase agreements are entered into by the Portfolios under Master Repurchase Agreements (“MRA”) which permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables or payables under the MRA with collateral held and/or pledged by the counterparty and create one single net payment due to or from the respective Portfolio. There were no open repurchase agreements for any Portfolio at June 30, 2023.
K. Securities Lending. Each Portfolio may loan up to 33 1∕3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.
L. Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.
Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
M. Delayed-Delivery Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fair value of such securities is identified in each Portfolio’s Portfolio of Investments. Losses may arise due to changes in the fair value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to identify liquid assets sufficient to cover the purchase price.
N. Options Contracts. Certain Portfolios may purchase put and call options and may write (sell) put options and covered call options on futures, swaps (“swaptions”), securities, commodities or foreign currencies it owns or in which it may invest. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the proceeds of the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as an asset and equivalent liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that the Portfolios give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolios may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolios

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.
During the period ended June 30, 2023, Balanced Income had purchased and written options on exchange-traded funds with a notional value of $24,543,750 and $24,543,750, respectively, to gain additional exposure to the high yield corporate bond market and to generate income. Please refer to the tables following the Portfolio of Investments for purchased and written options on exchange-traded options at June 30, 2023.
During the period ended June 30, 2023, Balanced Income had purchased and written foreign currency options with a notional value of $12,639,092 and $12,552,492, respectively, to gain exposure to foreign currencies and to generate income. Please refer to the tables following the Portfolio of Investments for open purchased and written foreign currency options at June 30, 2023.
During the period ended June 30, 2023, Balanced Income had purchased and written interest rate swaptions to generate income. Balanced Income had an average notional value of $57,914,300 and $65,694,333, respectively, on purchased and written interest rate swaptions. Please refer to the tables within the Portfolio of Investments for open purchased and written interest rate swaptions at June 30, 2023.
During the period ended June 30, 2023, Balanced Income had purchased and written forward premium swaptions to manage duration and yield curve exposures. Balanced Income had an average notional value of $9,542,600 and $45,704,200, respectively, on purchased and written forward premium swaptions. Please refer to the tables following the Portfolios of Investments for open purchased and written forward premium swaptions at June 30, 2023.
O. Swap Agreements. Certain Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).
The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Portfolio may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following each Portfolio’s Portfolio of Investments.
Swaps are marked to market daily using quotations primarily from third party pricing services, registered commodities exchange(s), counterparties or brokers. The fair value of an OTC swap contract is recorded on each Portfolio’s Statements of Assets and Liabilities. Daily changes in the value of centrally cleared swaps, if any, are recorded as variation margin receivable or payable on the Statement of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments paid or received on OTC swaps by a Portfolio when entering into the agreements are reported on the Statements of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statements of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Portfolio’s Statement of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statements of Operations.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Portfolio’s counterparty on the swap agreement becomes the CCP. The Portfolios are required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Portfolios are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.
Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

current value of the investment as reported on each Portfolio’s Statements of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.
Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.
A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).
Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk-related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.
For the period ended June 30, 2023, Balanced Income and Limited Maturity Bond had bought and sold credit protection on credit default swap indices (“CDX”) and single name issuers (corporate or sovereign). A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. Balanced Income and Limited Maturity Bond used CDX swaps to gain additional exposure within various sectors and to hedge the credit risk associated with various

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

sectors within the credit market. In addition, Balanced Income bought credit protection on single name issuers to reduce its risk exposure to defaults of corporate and/or sovereign issuers.
For the period ended June 30, 2023, Balanced Income and Limited Maturity Bond had an average notional amount of $2,603,333 and $3,650,000, respectively, on credit default swaps to buy protection. Please refer to the tables within the Portfolio of Investments for open credit default swaps to buy protection at June 30, 2023 for both Balanced Income and Limited Maturity Bond.
Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.
For the period ended June 30, 2023, Balanced Income had entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate (“interest rate swap”) in order to decrease exposure to interest rate risk. Average notional amounts on interest rate swaps was $46,487,476.
For the period ended June 30, 2023, Balanced Income had entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. Average notional amounts on short interest rate swaps was $27,639,314.
Balanced Income entered into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the tables within the Portfolio of Investments for open centrally cleared interest rate swaps at June 30, 2023.
At June 30, 2023, Balanced Income and Limited Maturity Bond had pledged $520,000 and $300,000, respectively, in cash collateral for open centrally cleared credit default and interest rate swaps.
Volatility Swap Contracts. Certain Portfolios may enter into volatility swaps. Volatility swaps are agreements in which the counterparties agree to make payments in connection with changes in the volatility (i.e., the magnitude of change over a specified period of time) of an underlying referenced instrument, such as a currency, rate, index, security or other financial instrument. Volatility swaps permit the parties to attempt to hedge volatility risk and/or take positions on the projected future volatility of an underlying referenced instrument. As a receiver of the realized price volatility, a Portfolio would receive the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would owe the payoff amount when the volatility is less than the strike. As a payer of the realized price volatility, a Portfolio would owe the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would receive the payoff amount when the volatility is less than the strike.
During the period ended June 30, 2023, Balanced Income had an average notional amount of $3,341,000 on foreign currency volatility swaps (receiver). There were no open volatility swaps for Balanced Income at June 30, 2023.
P. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the six months ended June 30, 2023, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities were as follows:
	Purchases	Sales
Balanced Income	$69,132,044	$59,216,820
High Yield	88,980,217	104,163,315
Large Cap Growth	1,349,386,145	1,756,416,839
Large Cap Value	252,744,977	261,775,246
Limited Maturity Bond	37,954,853	40,771,807
U.S. Stock Index	212,165,990	3,504,940,350
CBRE Real Estate	63,380,038	80,214,567
JPMorgan Small Cap Core Equity	130,457,530	142,313,244
U.S. government securities not included above were as follows:
	Purchases	Sales
Balanced Income	$97,493,706	$98,338,738
Limited Maturity Bond	493,654,954	514,012,587
NOTE 4 — INVESTMENT MANAGEMENT FEES
Balanced Income, Large Cap Growth, Large Cap Value and CBRE Real Estate have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:
Portfolio	Fee
Balanced Income	0.55% on all assets
Large Cap Growth	0.65% on the first $5.5 billion; 0.62% on the next $1.5 billion; 0.60% on the next $3 billion; and 0.59% on the amount in excess of $10 billion
Large Cap Value(1)	0.75% on the first $500 million; 0.70% on the next $1.5 billion; and 0.65% on the amount in excess of $2 billion
CBRE Real Estate(1)	0.85% on the first $200 million; 0.80% on the next $550 million; and 0.75% on the amount in excess of $750 million

(1)
The Investment Adviser is contractually obligated to waive 0.010% and 0.067% of the management fee for Large Cap Value and CBRE Real Estate, respectively. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of these obligations requires approval by the Board.

With the exception of the Portfolios in the table above, the Investment Adviser provides the below Portfolios with advisory and administrative services under a management agreement (the “Unified Agreement”). Under the Unified Agreement, the Investment Adviser has overall responsibility for engaging sub-advisers and for monitoring and evaluating the management of the assets of each Portfolio. Sub-advisers have full investment discretion and make all determinations with respect to the investment of a Portfolio’s assets and the purchase and sale of portfolio securities and other investments. Pursuant to the Unified Agreement, the Investment Adviser also is responsible for providing or procuring, at the Investment Adviser’s expense, the services reasonably necessary for the ordinary operation of a Portfolio, including, among other things, custodial, administrative, transfer agency, portfolio accounting, auditing, affiliated recordkeeping services, licensing fees and ordinary legal expenses. As compensation for its services under the Unified Agreement, the Trust pays the Investment Adviser a monthly fee (a “Unified Fee”) based on the following annual rates of the average daily net assets of each Portfolio:
Portfolio	Fee
High Yield(2)	0.490% on the first $1 billion; 0.480% on the next $1 billion; 0.470% on the amount in excess of $2 billion
Limited Maturity Bond(3)	0.350% on the first $200 million; 0.300% on the next $300 million; 0.250% on the amount in excess of $500 million
U.S. Stock Index	0.260%
JPMorgan Small Cap Core Equity	0.900% on the first $200 million; 0.850% on the next $300 million; 0.800% on the next $250 million; 0.750% on the amount in excess of $750 million

(2)
The Investment Adviser is contractually obligated to waive 0.015% of the Unified Fee for High Yield. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

(3)
The assets of Limited Maturity Bond are aggregated with those of Voya Government Liquid Assets Portfolio, which is not included in this report, to determine the Unified Fee applicable to the Portfolio.

The Investment Adviser has entered into a sub-advisory agreement with each respective sub-adviser. These sub-advisers provide investment advice for certain Portfolios and are paid by the Investment Adviser based on the average daily net assets of the respective Portfolios. Subject to such policies as the Board or the Investment Adviser may determine, the sub-advisers manage each respective Portfolio’s assets in accordance with the Portfolio’s investment objectives, policies, and limitations. The sub-advisers of the Portfolios are as follows (*denotes an affiliated sub-adviser):
Portfolio	Sub-Adviser
Balanced Income	Voya Investment Management Co. LLC*
High Yield	Voya Investment Management Co. LLC*
Large Cap Growth	Voya Investment Management Co. LLC*
Large Cap Value	Voya Investment Management Co. LLC*
Limited Maturity Bond	Voya Investment Management Co. LLC*
U.S. Stock Index	Voya Investment Management Co. LLC*
CBRE Real Estate	CBRE Investment Management Listed Real Assets LLC(1)
JPMorgan Small Cap Core Equity	J.P. Morgan Investment Management Inc.

(1)
Previously known as CBRE Clarion Securities LLC.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 5 — DISTRIBUTION AND SERVICE FEES
The Trust has entered into a shareholder service plan (the “Plan”) for each Portfolio that offers Class S and Class S2 shares. The Plan compensates the Distributor for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S and Class S2 shares. Under the Plan, each Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S and Class S2 shares, respectively. Each Portfolio that offers Class S2 shares has entered into a distribution plan (the “Class S2 Plan”) with the Distributor on behalf of the Class S2 shares of the Portfolio. The Class S2 Plan provides that the Class S2 shares shall pay a distribution fee for distribution services including payments to the Distributor at an annual rate of 0.15% of the average daily net assets. The Distributor has contractually agreed to waive 0.01% of the shareholder service fee for Class S shares of U.S. Stock Index. This waiver is not eligible for recoupment. Termination or modification of this waiver requires approval by the Board.
Class ADV shares of the Portfolios have a shareholder service and distribution plan. The respective Portfolios pay the Distributor a service fee of 0.25% and a distribution fee of 0.35% of each Portfolio’s average daily net assets attributable to Class ADV shares, except for U.S. Stock Index, which pays a distribution fee of 0.28%.
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At June 30, 2023, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Portfolios:
Subsidiary/Affiliated Investment Company	Portfolio	Percentage
ReliaStar Life Insurance Company	JPMorgan Small Cap Core Equity	10.61%
Security Life of Denver Insurance Company	High Yield	5.02
	Limited Maturity Bond	6.72
	JPMorgan Small Cap Core Equity	7.46
Voya Institutional Trust Company	Balanced Income	20.50
	High Yield	15.95
	Large Cap Growth	10.92
	Large Cap Value	9.84
	U.S. Stock Index	7.53
	CBRE Real Estate	20.53
	JPMorgan Small Cap Core Equity	40.58
Voya Retirement Growth Portfolio	U.S. Stock Index	21.69
Voya Retirement Insurance and Annuity Company	High Yield	34.35
Subsidiary/Affiliated Investment Company	Portfolio	Percentage
	Large Cap Growth	28.16%
	Large Cap Value	64.38
	U.S. Stock Index	12.28
	CBRE Real Estate	38.45
	JPMorgan Small Cap Core Equity	34.38
Voya Retirement Moderate Growth Portfolio	U.S. Stock Index	13.61
The Investment Adviser may direct the Portfolios’ sub-advisers to use their best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.
The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
Balanced Income, Large Cap Growth, Large Cap Value and CBRE Real Estate may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2023, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:
Portfolio	Amount
Balanced Income	$29,638
High Yield	—
Large Cap Growth	824,770
Large Cap Value	245,312
Limited Maturity Bond	—
U.S. Stock Index	—
CBRE Real Estate	141,870
JPMorgan Small Cap Core Equity	—

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

The Portfolios may engage in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment adviser), common sub-adviser and/or common offices or trustees. For the period ended June 30, 2023, U.S. Stock Index engaged in such transactions amounting to $3,104,571,486 of in-kind sales, resulting in a net realized gain of $1,621,705,007.
NOTE 7 — EXPENSE LIMITATION AGREEMENTS
The Investment Adviser has entered into written expense limitation agreements (“Expense Limitation Agreements”) with the following Portfolios, whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:
Portfolio	Class ADV	Class I	Class R6	Class S	Class S2
Balanced Income	1.20%	0.60%	N/A	0.85%	1.00%
Large Cap Growth(1)	1.27%	0.67%	0.67%	0.92%	1.07%
Large Cap Value(2)	1.29%	0.69%	0.69%	0.94%	1.09%
U.S. Stock Index	N/A	N/A	N/A	N/A	N/A
CBRE Real Estate	1.35%	0.75%	N/A	1.00%	1.15%

(1)
Any fees waived pursuant to the Expense Limitation Agreement shall not be eligible for recoupment.

(2)
Pursuant to a side letter agreement, through May 1, 2024, the Investment Adviser has further lowered the expense limits for Large Cap Value to 1.25%, 0.65%, 0.65%, 0.90%, and 1.05% for Class ADV, Class I, Class R6, Class S, and Class S2, respectively. Termination or modification of this obligation requires approval by the Board. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment.

Unless otherwise specified above and with the exception of the non-recoupable management fee waivers for certain Portfolios, the Investment Adviser may, at a later date, recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of June 30, 2023, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:
	June 30,
	2024	2025	2026	Total
Balanced Income	$42,029	$46,759	$103,434	$192,222
CBRE Real Estate	720,323	722,483	581,709	2,024,515
The Expense Limitation Agreements are contractual through May 1, 2024 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
NOTE 8 — LINE OF CREDIT
Effective June 12, 2023, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 10, 2024. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 12, 2023, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 12, 2023.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The below Portfolios utilized the line of credit during the six months ended June 30, 2023 as follows:
Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Balanced Income	2	$1,337,500	5.58%
Large Cap Growth	3	21,501,333	5.57
Large Cap Value	2	692,000	5.57
U.S. Stock Index	5	30,466,200	5.71
CBRE Real Estate	1	4,022,000	5.57

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Balanced Income
Class ADV
6/30/2023	82,727	—	—	(468,730)	(386,003)	673,359	—	—	(3,827,154)	(3,153,795)
12/31/2022	175,025	—	712,707	(1,062,815)	(175,083)	1,534,923	—	5,715,909	(9,461,622)	(2,210,790)
Class I
6/30/2023	996	—	—	(21,613)	(20,617)	8,562	—	—	(187,960)	(179,398)
12/31/2022	2,324	—	83,599	(88,113)	(2,190)	22,418	—	710,593	(837,013)	(104,002)
Class S
6/30/2023	427,946	—	—	(1,776,422)	(1,348,476)	3,665,327	—	—	(15,328,843)	(11,663,516)
12/31/2022	681,028	—	2,674,955	(4,785,083)	(1,429,100)	6,843,528	—	22,630,119	(43,984,242)	(14,510,595)
Class S2
6/30/2023	292	—	—	(33,325)	(33,033)	2,552	—	—	(285,057)	(282,505)
12/31/2022	13,931	—	40,216	(109,120)	(54,973)	139,221	—	339,825	(1,022,536)	(543,490)
High Yield
Class ADV
6/30/2023	334,462	—	211,381	(605,814)	(59,971)	2,812,311	—	1,778,539	(5,083,468)	(492,618)
12/31/2022	357,131	—	395,361	(1,290,327)	(537,835)	3,113,344	—	3,429,876	(11,310,297)	(4,767,077)
Class I
6/30/2023	1,131,948	—	587,189	(1,255,362)	463,775	9,547,505	—	4,944,275	(10,573,482)	3,918,298
12/31/2022	1,022,317	—	1,081,820	(2,651,998)	(547,861)	9,221,349	—	9,394,423	(23,193,190)	(4,577,418)
Class S
6/30/2023	516,627	—	637,502	(2,344,350)	(1,190,221)	4,332,446	—	5,364,190	(19,680,963)	(9,984,327)
12/31/2022	770,547	—	1,265,328	(4,873,215)	(2,837,340)	6,845,419	—	10,989,475	(43,032,013)	(25,197,119)
Class S2
6/30/2023	23,248	—	5,323	(12,678)	15,893	194,398	—	44,822	(106,313)	132,907
12/31/2022	127,026	—	10,821	(237,171)	(99,324)	1,159,654	—	95,015	(2,141,296)	(886,627)
Large Cap Growth
Class ADV
6/30/2023	2,755,504	—	—	(14,384,014)	(11,628,510)	21,552,354	—	—	(123,784,661)	(102,232,307)
12/31/2022	1,911,158	—	74,663,847	(19,657,115)	56,917,890	24,612,333	—	592,084,304	(228,275,739)	388,420,898
Class I
6/30/2023	1,131,360	—	—	(21,100,174)	(19,968,814)	12,637,648	—	—	(227,331,192)	(214,693,544)
12/31/2022	1,416,691	—	48,297,199	(9,182,587)	40,531,303	20,079,200	—	490,216,573	(127,837,656)	382,458,117
Class R6
6/30/2023	327,629	—	—	(510,820)	(183,191)	3,697,943	—	—	(5,727,491)	(2,029,548)
12/31/2022	575,705	—	2,162,359	(1,538,461)	1,199,603	7,887,379	—	21,991,187	(22,725,638)	7,152,928
Class S
6/30/2023	1,615,744	—	—	(13,026,200)	(11,410,456)	15,331,091	—	—	(131,131,432)	(115,800,341)
12/31/2022	1,180,580	—	48,146,743	(16,045,165)	33,282,158	15,944,054	—	453,060,853	(215,333,101)	253,671,806
Class S2
6/30/2023	212,098	—	—	(526,977)	(314,879)	2,079,429	—	—	(5,237,710)	(3,158,281)
12/31/2022	216,834	—	1,746,174	(957,370)	1,005,638	3,029,441	—	16,012,415	(12,622,602)	6,419,254
Large Cap Value
Class ADV
6/30/2023	91,333	—	—	(965,688)	(874,355)	455,821	—	—	(4,766,242)	(4,310,421)
12/31/2022	372,459	—	6,205,898	(877,573)	5,700,784	2,673,647	—	28,444,970	(6,962,812)	24,155,805
Class I
6/30/2023	351,301	—	—	(2,971,426)	(2,620,125)	1,901,996	—	—	(15,930,488)	(14,028,492)
12/31/2022	1,444,285	—	42,920,461	(3,533,525)	40,831,221	11,437,681	—	213,097,315	(28,128,415)	196,406,581
Class R6
6/30/2023	3,258,933	—	—	(1,375,091)	1,883,842	17,558,597	—	—	(7,357,341)	10,201,256
12/31/2022	5,758,424	—	9,057,382	(1,911,607)	12,904,199	77,950,582	—	44,878,039	(14,840,268)	107,988,353

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Large Cap Value (continued)
Class S
6/30/2023	179,319	—	—	(603,057)	(423,738)	915,942	—	—	(3,064,786)	(2,148,844)
12/31/2022	414,409	—	3,540,877	(1,110,533)	2,844,753	3,240,357	—	16,691,357	(7,671,034)	12,260,680
Class S2
6/30/2023	46	—	—	(176)	(130)	236	—	—	(877)	(641)
12/31/2022	172	—	23,758	(38)	23,892	902	—	112,240	(486)	112,656
Limited Maturity Bond
Class ADV
6/30/2023	20,897	—	17,209	(181,007)	(142,901)	192,492	—	159,493	(1,676,729)	(1,324,744)
12/31/2022	404,336	—	20,477	(458,773)	(33,960)	3,882,921	—	191,594	(4,311,105)	(236,590)
Class I
6/30/2023	1,699,670	—	453,346	(3,704,218)	(1,551,202)	16,066,712	—	4,286,854	(35,041,258)	(14,687,692)
12/31/2022	7,276,411	—	605,766	(8,568,521)	(686,344)	70,054,271	—	5,799,067	(82,798,210)	(6,944,872)
Class S
6/30/2023	216,010	—	79,759	(454,121)	(158,352)	2,053,205	—	759,937	(4,318,471)	(1,505,329)
12/31/2022	702,692	—	102,093	(1,753,628)	(948,843)	6,889,836	—	984,463	(17,262,779)	(9,388,480)
U.S. Stock Index
Class ADV
6/30/2023	261,398	—	—	(351,500)	(90,102)	4,221,171	—	—	(5,606,906)	(1,385,735)
12/31/2022	657,597	—	615,723	(1,104,725)	168,595	11,474,042	—	9,186,914	(18,950,191)	1,710,765
Class I
6/30/2023	16,115,704	—	—	(33,734,984)	(17,619,280)	263,586,745	—	—	(579,046,427)	(315,459,682)
12/31/2022	39,904,283	—	26,228,699	(44,820,710)	21,312,272	691,082,814	—	412,241,517	(818,330,523)	284,993,808
Class P2*
6/30/2023	4,384,855	—	—	(186,358,631)	(181,973,776)	70,274,368	—	—	(3,143,856,608)	(3,073,582,240)
12/31/2022	53,087,029	—	19,631,240	(54,980,844)	17,737,425	922,767,349	—	311,008,187	(1,029,194,412)	204,581,124
Class S
6/30/2023	652,460	—	—	(907,248)	(254,788)	11,295,465	—	—	(15,143,061)	(3,847,596)
12/31/2022	995,056	—	1,717,244	(2,351,312)	360,988	17,522,457	—	26,591,210	(42,399,023)	1,714,644
Class S2
6/30/2023	445,909	—	—	(759,544)	(313,635)	7,308,485	—	—	(12,312,318)	(5,003,833)
12/31/2022	1,269,727	—	1,121,449	(1,619,473)	771,703	23,573,336	—	17,065,903	(28,885,694)	11,753,545
CBRE Real Estate
Class ADV
6/30/2023	39,164	—	—	(116,429)	(77,265)	1,000,026	—	—	(3,021,498)	(2,021,472)
12/31/2022	73,757	—	342,202	(339,226)	76,733	2,349,334	—	9,017,013	(11,312,065)	54,282
Class I
6/30/2023	7,821	—	—	(183,202)	(175,381)	225,400	—	—	(5,216,850)	(4,991,450)
12/31/2022	68,051	—	63,365	(83,784)	47,632	2,615,942	—	1,797,658	(3,209,313)	1,204,287
Class S
6/30/2023	50,370	—	—	(480,649)	(430,279)	1,413,426	—	—	(13,464,129)	(12,050,703)
12/31/2022	152,040	—	1,139,298	(900,083)	391,255	5,555,659	—	32,299,094	(30,973,659)	6,881,094
Class S2
6/30/2023	10,071	—	—	(38,558)	(28,487)	278,398	—	—	(1,112,114)	(833,716)
12/31/2022	12,528	—	60,182	(90,123)	(17,413)	430,686	—	1,695,919	(3,291,083)	(1,164,478)
JPMorgan Small Cap Core Equity
Class ADV
6/30/2023	249,646	—	—	(581,189)	(331,543)	3,225,670	—	—	(7,469,457)	(4,243,787)
12/31/2022	307,519	—	1,887,376	(1,024,327)	1,170,568	4,670,370	—	22,591,888	(14,856,559)	12,405,699
Class I
6/30/2023	707,844	—	—	(811,015)	(103,171)	10,369,444	—	—	(11,843,597)	(1,474,153)
12/31/2022	2,210,524	—	3,193,196	(2,455,100)	2,948,620	40,313,643	—	43,363,601	(41,621,402)	42,055,842
Class R6
6/30/2023	168,123	—	—	(186,113)	(17,990)	2,536,272	—	—	(2,716,099)	(179,827)
12/31/2022	828,165	—	1,205,891	(5,947,344)	(3,913,288)	14,874,404	—	16,351,890	(95,056,629)	(63,830,335)

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
JPMorgan Small Cap Core Equity (continued)
Class S
6/30/2023	134,425	—	—	(474,488)	(340,063)	1,930,693	—	—	(6,747,815)	(4,817,122)
12/31/2022	293,532	—	1,278,886	(1,249,008)	323,410	4,638,527	—	16,906,879	(21,200,565)	344,841
Class S2
6/30/2023	25,280	—	—	(39,922)	(14,642)	358,587	—	—	(579,198)	(220,611)
12/31/2022	44,065	—	94,634	(112,371)	26,328	738,360	—	1,225,506	(1,819,035)	144,831

*
Class P2 was fully redeemed on close of business 1/27/2023

NOTE 10 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.
Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.
Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.
The following tables represent a summary of each respective Portfolio’s securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2023:
Balanced Income
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Bank PLC	$58,351	$(58,351)	$—
Barclays Capital Inc.	58,484	(58,484)	—
BMO Capital Markets Corp	134,873	(134,873)	—
BNP Paribas Prime Brokerage Intl Ltd	85,222	(85,222)	—
BofA Securities Inc	28,079	(28,079)	—
CIBC World Markets Corporation	66,006	(66,006)	—
Citigroup Global Markets Limited	17,121	(17,121)	—
Goldman Sachs International	64,734	(64,734)	—
Goldman, Sachs & Co. LLC	203,499	(203,499)	—
HSBC Bank PLC	52,151	(52,151)	—
J.P. Morgan Securities LLC	465,016	(465,016)	—
JP Morgan Securities Plc.	1,597,706	(1,597,706)	—
Merrill Lynch International	200,138	(200,138)	—
Morgan Stanley & Co. LLC	179,361	(179,361)	—
RBC Capital Markets, LLC	188,863	(188,863)	—
Scotia Capital (USA) INC	229,900	(229,900)	—

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 10 — SECURITIES LENDING (continued)

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
State Street Bank and Trust Company	$531,055	$(531,055)	$—
Truist Securities INC	33,520	(33,520)	—
UBS Securities LLC.	65,190	(65,190)	—
Wells Fargo Bank NA	42,597	(42,597)	—
Total	$4,301,866	$(4,301,866)	$—

(1)
Cash collateral with a fair value of $4,515,866 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

High Yield
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Bank PLC	$3,374,607	$(3,374,607)	$—
Barclays Capital Inc.	918,438	(918,438)	—
BMO Capital Markets Corp	103,226	(103,226)	—
BofA Securities Inc	925,477	(925,477)	—
Citadel Clearing LLC	802,167	(802,167)	—
Goldman, Sachs & Co. LLC	3,644,362	(3,644,362)	—
J.P. Morgan Securities LLC	13,671,856	(13,671,856)	—
Morgan Stanley & Co. LLC	754,484	(754,484)	—
Nomura Securities International, Inc.	1,498,728	(1,498,728)	—
RBC Capital Markets, LLC	2,200,361	(2,200,361)	—
TD Prime Services LLC	913,927	(913,927)	—
UBS Securities LLC.	98,385	(98,385)	—
Wells Fargo Securities LLC	884,301	(884,301)	—
Total	$29,790,319	$(29,790,319)	$—

(1)
Cash collateral with a fair value of $30,608,036 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Limited Maturity Bond
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BMO Capital Markets Corp	$972,643	$(972,643)	$—
Daiwa Capital Markets America Inc.	211,528	(211,528)	—
MUFG Securities Americas Inc.	340,527	(340,527)	—
TD Securities (USA) Inc.	865,678	(865,678)	—
US Bancorp Investments	756,789	(756,789)	—
Total	$3,147,165	$(3,147,165)	$—

(1)
Cash collateral with a fair value of $3,229,354 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

U.S. Stock Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Goldman, Sachs & Co. LLC	$947,136	$(947,136)	$—
TD Prime Services LLC	893,860	(893,860)	—
Total	$1,840,996	$(1,840,996)	$—

(1)
Cash collateral with a fair value of $1,889,679 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

CBRE Real Estate
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BofA Securities Inc	$1,526,000	$(1,526,000)	$—
Citigroup Global Markets Inc.	760,890	(760,890)	—
Total	$2,286,890	$(2,286,890)	$—

(1)
Cash collateral with a fair value of $2,344,720 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

JPMorgan Small Cap Core Equity
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$181,309	$(181,309)	$—
BMO Capital Markets Corp	5	(5)	—
BofA Securities Inc	2,326,214	(2,326,214)	—
Cantor Fitzgerald & Co	17,376	(17,376)	—
Citigroup Global Markets Inc.	5,920	(5,920)	—
Credit Suisse Securities (USA) LLC	65,984	(65,984)	—
Goldman, Sachs & Co. LLC	759,732	(759,732)	—
HSBC Bank PLC	189,784	(189,784)	—
Janney Montgomery Scott LLC	464,730	(464,730)	—
Jefferies LLC	180,673	(180,673)	—
Morgan Stanley & Co. LLC	18,704	(18,704)	—
National Financial Services LLC	165,955	(165,955)	—
Nomura Securities International, Inc.	189,893	(189,893)	—
Raymond James & Associates, Inc.	574,985	(574,985)	—
Scotia Capital (USA) INC	1,759,699	(1,759,699)	—
SG Americas Securities, LLC	69,155	(69,155)	—
TD Prime Services LLC	69,208	(69,208)	—
UBS AG	95,997	(95,997)	—
UBS Securities LLC.	16,530	(16,530)	—
Wells Fargo Securities LLC	104,760	(104,760)	—
Total	$7,256,613	$(7,256,613)	$—

(1)
Cash collateral with a fair value of $7,448,411 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 11 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, futures contracts, paydowns, straddle loss deferrals and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions to shareholders was as follows:
	Year Ended December 31, 2022		Year Ended December 31, 2021
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains	Return of Capital
Balanced Income	$8,301,386	$21,095,060	$7,905,951	$—	$—
High Yield	23,908,789	—	26,052,457	—	899,395
Large Cap Growth	369,529,130	1,203,836,202	245,081,324	908,624,514	—
Large Cap Value	136,751,300	166,472,621	11,621,055	12,725,651	—
Limited Maturity Bond	6,975,124	—	6,417,006	—	—
U.S. Stock Index	108,922,943	667,170,788	96,193,161	724,907,681	—
CBRE Real Estate	8,854,104	35,955,580	4,712,171	—	—
JPMorgan Small Cap Core Equity	31,134,861	69,304,903	9,459,470	25,513,173	—
The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2022 were:
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards			Other	Total Distributable Earnings/(Loss)
				Amount	Character	Expiration
Balanced Income	$6,544,706	$—	$(22,536,473)	$(8,818,296)	Short-term	None	$—	$(27,999,789)
				(3,189,726)	Long-term	None
				$(12,008,022)
High Yield	603,577	—	(56,142,535)	(3,181,255)	Short-term	None	—	(110,123,095)
				(51,402,882)	Long-term	None
				$(54,584,137)
Large Cap Growth	—	—	(463,600,591)	(186,193,391)	Short-term	None	—	(649,793,982)
Large Cap Value	231,853	6,049,025	20,972,645	—	—	—	—	27,253,523
Limited Maturity Bond	1,202,642	—	(14,198,323)	(5,258,255)	Short-term	None	18,908	(27,515,237)
				(9,280,209)	Long-term	None
				$(14,538,464)
U.S. Stock Index	3,748,237	400,929,017	2,266,659,693	—	—	—	—	2,671,336,947
CBRE Real Estate	4,192,374	12,050,913	(24,334,931)	—	—	—	—	(8,091,644)
JPMorgan Small Cap Core Equity	1,155,890	31,154,721	(8,259,111)	—	—	—	—	24,051,500
The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state.
As of June 30, 2023, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 12 — LONDON INTERBANK OFFERED RATE (“LIBOR”)
In 2017, the UK Financial Conduct Authority announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. On March 5, 2021, ICE Benchmark Administration, the administrator of LIBOR, stated that non-U.S. dollar LIBOR reference rates and the one-week and two-month LIBOR reference rates ceased to be provided or no longer would be representative immediately after December 31, 2021 and the remaining more commonly used LIBOR settings ceased to be provided or no longer would be representative immediately after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. Dollar LIBOR and the Sterling Overnight Interbank Average Rate for Sterling LIBOR).
Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on a Portfolio’s existing investments (including, for example, fixed-income investments, senior loans, CLOs and CDOs, and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of a Portfolio; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on a Portfolio.
NOTE 13 — LIQUIDITY
Consistent with Rule 22e-4 under the 1940 Act, the Portfolios have established a liquidity risk management program to govern their approach to managing liquidity risk (the “Program”). The Board has approved the designation of the Portfolios’ Investment Adviser, Voya Investments, as the program administrator (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program and has formed a Liquidity Risk Management Committee (the “Committee”) to assess and review, on an ongoing basis, each Portfolio’s liquidity risk.
The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of liquidity risk factors and the periodic classification (or re-classification, as necessary) of a Portfolio’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee’s assessment of the investments’ liquidity under current market conditions. The Committee also utilizes Portfolio-specific data, including information regarding a Portfolio’s shareholder base, characteristics of its investments, access to borrowing arrangements and historical redemptions to determine whether a Portfolio will be able to meet its redemption obligations in a timely manner.
During the period covered by the annual assessment, January 1, 2022 through December 31, 2022, the Program supported the Portfolios’ ability to honor redemption requests in a timely manner and the Program Administrator’s management of each Portfolio’s liquidity risk, including during any periods of market volatility and net redemptions.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to each Portfolio’s prospectus for more information regarding each Portfolio’s exposure to liquidity risk and other risks.
NOTE 14 — MARKET DISRUPTION
A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of a Portfolio’s investments, including beyond a Portfolio’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 14 — MARKET DISRUPTION (continued)

to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have recently experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Portfolio’s investments. Any of these occurrences could disrupt the operations of a Portfolio and of a Portfolio’s service providers.
NOTE 15 — OTHER ACCOUNTING PRONOUNCEMENTS
In June 2022, the FASB issued Accounting Standards Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, early adoption is permitted. The amendment was early adopted. Management expects that the adoption of the guidance will not have a material impact on the Portfolios’ financial statements.

NOTE 16 — SUBSEQUENT EVENTS
Dividends: Subsequent to June 30, 2023, the following Portfolios declared dividends and distributions of:
	PER SHARE AMOUNTS
	Net Investment Income	Long-term Capital Gains	Payable Date	Record Date
Balanced Income
Class ADV	$0.2147	$—	July 14, 2023	July 12, 2023
Class I	$0.2725	$—	July 14, 2023	July 12, 2023
Class S	$0.2462	$—	July 14, 2023	July 12, 2023
Class S2	$0.2271	$—	July 14, 2023	July 12, 2023
High Yield
Class ADV	$0.0422	$—	August 1, 2023	Daily
Class I	$0.0465	$—	August 1, 2023	Daily
Class S	$0.0447	$—	August 1, 2023	Daily
Class S2	$0.0436	$—	August 1, 2023	Daily
Large Cap Value
Class ADV	$—	$0.0650	July 14, 2023	July 12, 2023
Class I	$—	$0.0650	July 14, 2023	July 12, 2023
Class R6	$—	$0.0650	July 14, 2023	July 12, 2023
Class S	$—	$0.0650	July 14, 2023	July 12, 2023
Class S2	$—	$0.0650	July 14, 2023	July 12, 2023
Limited Maturity Bond
Class ADV	$0.0262	$—	August 1, 2023	Daily
Class I	$0.0315	$—	August 1, 2023	Daily
Class S	$0.0297	$—	August 1, 2023	Daily
U.S. Stock Index
Class ADV	$0.0138	$1.7005	July 14, 2023	July 12, 2023
Class I	$0.0138	$1.7005	July 14, 2023	July 12, 2023
Class S	$0.0138	$1.7005	July 14, 2023	July 12, 2023
Class S2	$0.0138	$1.7005	July 14, 2023	July 12, 2023

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 16 — SUBSEQUENT EVENTS (continued)

	PER SHARE AMOUNTS
	Net Investment Income	Long-term Capital Gains	Payable Date	Record Date
CBRE Real Estate
Class ADV	$0.5870	$1.7657	July 14, 2023	July 12, 2023
Class I	$0.8351	$1.7657	July 14, 2023	July 12, 2023
Class S	$0.6962	$1.7657	July 14, 2023	July 12, 2023
Class S2	$0.6354	$1.7657	July 14, 2023	July 12, 2023
JPMorgan Small Cap Core Equity
Class ADV	$—	$0.9518	July 14, 2023	July 12, 2023
Class I	$0.0533	$0.9518	July 14, 2023	July 12, 2023
Class R6	$0.0533	$0.9518	July 14, 2023	July 12, 2023
Class S	$0.0188	$0.9518	July 14, 2023	July 12, 2023
Class S2	$—	$0.9518	July 14, 2023	July 12, 2023
The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2023 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 12.5%
	Basic Materials: 0.4%
70,000 (1)(2)	Cleveland-Cliffs, Inc., 4.875%, 03/01/2031	$61,603	0.0
70,000 (1)(2)	Coeur Mining, Inc., 5.125%, 02/15/2029	57,824	0.0
225,000 (2)	GC Treasury Center Co. Ltd., 4.400%, 03/30/2032	203,447	0.1
70,000 (2)	HudBay Minerals, Inc., 4.500%, 04/01/2026	65,250	0.1
70,000 (2)	Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.000%, 07/01/2028	61,094	0.0
70,000 (2)(3)	Iris Holdings, Inc., 8.750% (PIK Rate 9.500%, Cash Rate 8.750%), 02/15/2026	66,692	0.1
65,000 (2)	LSF11 A5 Holdco LLC, 6.625%, 10/15/2029	54,636	0.0
70,000 (2)	Mativ, Inc., 6.875%, 10/01/2026	61,349	0.0
70,000 (2)	Novelis Corp., 3.875%, 08/15/2031	57,682	0.0
60,000 (2)	Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.000%, 01/27/2030	53,193	0.0
70,000	Olin Corp., 5.125%, 09/15/2027	66,817	0.1
70,000 (1)(2)	Taseko Mines Ltd., 7.000%, 02/15/2026	63,872	0.0
50,000 (2)	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.125%, 04/01/2029	23,170	0.0
55,000 (2)	Tronox, Inc., 4.625%, 03/15/2029	45,756	0.0
		942,385	0.4
	Communications: 0.8%
70,000	AMC Networks, Inc., 4.250%, 02/15/2029	37,709	0.0
70,000 (2)	Beasley Mezzanine Holdings LLC, 8.625%, 02/01/2026	46,011	0.0
70,000 (2)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.250%, 01/15/2034	52,976	0.0
206,000	Comcast Corp., 2.937%, 11/01/2056	134,297	0.1
70,000 (2)	CommScope Technologies LLC, 5.000%, 03/15/2027	48,824	0.0
70,000	CSC Holdings LLC, 5.250%, 06/01/2024	65,185	0.1
70,000 (2)	Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.875%, 08/15/2027	63,477	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
70,000	DISH DBS Corp., 5.125%, 06/01/2029	$32,574	0.0
70,000	Embarq Corp., 7.995%, 06/01/2036	42,403	0.0
70,000 (2)	GCI LLC, 4.750%, 10/15/2028	59,765	0.0
70,000 (2)	Gray Escrow II, Inc., 5.375%, 11/15/2031	46,472	0.0
70,000 (2)	Match Group Holdings II LLC, 4.625%, 06/01/2028	64,371	0.0
75,000 (2)	McGraw-Hill Education, Inc., 8.000%, 08/01/2029	64,081	0.0
70,000 (2)	Millennium Escrow Corp., 6.625%, 08/01/2026	51,601	0.0
45,000	Netflix, Inc., 5.875%, 11/15/2028	46,589	0.0
70,000	Paramount Global, 6.250%, 02/28/2057	53,409	0.0
280,000 (1)(4)	Paramount Global, 6.375%, 03/30/2062	233,890	0.1
70,000 (2)	Radiate Holdco LLC / Radiate Finance, Inc., 4.500%, 09/15/2026	55,904	0.0
70,000 (2)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	65,016	0.1
70,000 (2)	Spanish Broadcasting System, Inc., 9.750%, 03/01/2026	48,243	0.0
70,000	Sprint LLC, 7.625%, 03/01/2026	72,777	0.1
70,000 (2)	Stagwell Global LLC, 5.625%, 08/15/2029	59,982	0.0
70,000	Telecom Italia Capital SA, 6.375%, 11/15/2033	59,454	0.0
70,000 (2)	Uber Technologies, Inc., 8.000%, 11/01/2026	71,420	0.1
70,000 (2)	Univision Communications, Inc., 6.625%, 06/01/2027	67,765	0.1
70,000 (2)	Urban One, Inc., 7.375%, 02/01/2028	61,055	0.0
70,000 (2)	ViaSat, Inc., 5.625%, 09/15/2025	67,900	0.1
70,000 (2)	Viavi Solutions, Inc., 3.750%, 10/01/2029	59,544	0.0
70,000 (2)	Zayo Group Holdings, Inc., 6.125%, 03/01/2028	43,828	0.0
		1,876,522	0.8
	Consumer, Cyclical: 1.4%
70,000 (2)	1011778 BC ULC / New Red Finance, Inc., 4.000%, 10/15/2030	59,992	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
70,000 (2)	Academy Ltd., 6.000%, 11/15/2027	$67,278	0.0
70,000 (2)	Adient Global Holdings Ltd., 8.250%, 04/15/2031	71,168	0.1
70,000 (2)	Affinity Interactive, 6.875%, 12/15/2027	61,663	0.0
70,000 (2)	Allison Transmission, Inc., 5.875%, 06/01/2029	68,337	0.1
70,000 (2)	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.500%, 04/20/2026	69,411	0.1
65,000 (2)	Arko Corp., 5.125%, 11/15/2029	52,891	0.0
70,000	Asbury Automotive Group, Inc., 4.750%, 03/01/2030	62,280	0.0
70,000 (2)	Ashton Woods USA LLC / Ashton Woods Finance Co., 4.625%, 08/01/2029	59,753	0.0
70,000	Bath & Body Works, Inc., 6.750%, 07/01/2036	63,079	0.0
70,000 (2)	Brinker International, Inc., 5.000%, 10/01/2024	68,341	0.1
70,000 (1)(2)	Brinker International, Inc., 8.510%, 07/15/2030	69,036	0.1
70,000 (2)	Caesars Entertainment, Inc., 6.250%, 07/01/2025	69,739	0.1
70,000 (2)	CCM Merger, Inc., 6.375%, 05/01/2026	67,983	0.0
70,000 (1)	Delta Air Lines 2020-1 Class A Pass Through Trust, 4.375%, 04/19/2028	65,859	0.0
70,000 (2)	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 6.750%, 01/15/2030	59,641	0.0
70,000 (2)	Foot Locker, Inc., 4.000%, 10/01/2029	52,777	0.0
70,000 (1)	Ford Motor Co., 6.100%, 08/19/2032	67,909	0.0
70,000 (2)	Gap, Inc./The, 3.875%, 10/01/2031	48,011	0.0
70,000 (2)	Golden Entertainment, Inc., 7.625%, 04/15/2026	70,381	0.1
70,000 (1)(2)	Hanesbrands, Inc., 4.875%, 05/15/2026	65,439	0.0
70,000 (2)	Hilton Domestic Operating Co., Inc., 4.000%, 05/01/2031	60,857	0.0
225,000	Home Depot, Inc./The, 3.625%, 04/15/2052	179,592	0.1
70,000 (2)	Installed Building Products, Inc., 5.750%, 02/01/2028	66,055	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
70,000 (2)	Interface, Inc., 5.500%, 12/01/2028	$56,858	0.0
70,000 (2)	LBM Acquisition LLC, 6.250%, 01/15/2029	58,004	0.0
70,000 (2)	LCM Investments Holdings II LLC, 4.875%, 05/01/2029	59,979	0.0
70,000 (2)	Lions Gate Capital Holdings LLC, 5.500%, 04/15/2029	50,774	0.0
170,000	Lowe’s Cos, Inc., 4.450%, 04/01/2062	136,666	0.1
70,000	M/I Homes, Inc., 3.950%, 02/15/2030	59,770	0.0
70,000 (2)	Macy’s Retail Holdings LLC, 6.125%, 03/15/2032	61,333	0.0
70,000	MGM Resorts International, 4.750%, 10/15/2028	63,630	0.0
70,000	Murphy Oil USA, Inc., 5.625%, 05/01/2027	68,170	0.1
70,000 (1)(2)	NCL Corp. Ltd., 7.750%, 02/15/2029	66,550	0.0
45,000 (2)	Ritchie Bros Holdings, Inc., 7.750%, 03/15/2031	46,740	0.0
70,000	Sally Holdings LLC / Sally Capital, Inc., 5.625%, 12/01/2025	69,101	0.1
70,000 (2)	Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.625%, 03/01/2030	61,665	0.0
70,000	Shea Homes L.P. / Shea Homes Funding Corp., 4.750%, 04/01/2029	60,875	0.0
70,000 (1)(2)	Sonic Automotive, Inc., 4.625%, 11/15/2029	58,699	0.0
70,000 (2)	SRS Distribution, Inc., 6.125%, 07/01/2029	60,546	0.0
70,000 (2)	Station Casinos LLC, 4.500%, 02/15/2028	62,915	0.0
70,000 (2)	STL Holding Co. LLC, 7.500%, 02/15/2026	64,434	0.0
70,000 (2)	Tempur Sealy International, Inc., 3.875%, 10/15/2031	57,122	0.0
70,000	United Airlines Holdings, Inc., 4.875%, 01/15/2025	68,794	0.1
35,000 (2)	Viking Cruises Ltd., 5.875%, 09/15/2027	32,209	0.0
35,000 (2)	Viking Cruises Ltd., 13.000%, 05/15/2025	36,774	0.0
166,000	Warnermedia Holdings, Inc., 5.141%, 03/15/2052	135,275	0.1
70,000 (2)	William Carter Co/The, 5.625%, 03/15/2027	67,987	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
70,000 (2)	Williams Scotsman International, Inc., 4.625%, 08/15/2028	$64,081	0.0
70,000 (1)(2)	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.250%, 05/15/2027	66,391	0.0
		3,342,814	1.4
	Consumer, Non-cyclical: 0.8%
70,000 (2)	Acadia Healthcare Co., Inc., 5.500%, 07/01/2028	67,008	0.1
70,000 (1)(2)	ADT Security Corp./The, 4.125%, 08/01/2029	60,539	0.0
60,000 (2)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 3.500%, 03/15/2029	51,996	0.0
25,000 (2)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.625%, 07/15/2026	23,756	0.0
70,000 (2)	Alta Equipment Group, Inc., 5.625%, 04/15/2026	65,118	0.0
70,000 (2)	AMN Healthcare, Inc., 4.625%, 10/01/2027	64,861	0.0
70,000 (2)	APi Escrow Corp., 4.750%, 10/15/2029	63,127	0.0
70,000 (2)	BellRing Brands, Inc., 7.000%, 03/15/2030	70,516	0.1
35,000	Centene Corp., 2.625%, 08/01/2031	27,937	0.0
35,000	Centene Corp., 4.625%, 12/15/2029	32,247	0.0
70,000 (2)	CHS/Community Health Systems, Inc., 5.250%, 05/15/2030	55,213	0.0
64,000 (2)	CPI CG, Inc., 8.625%, 03/15/2026	61,688	0.0
70,000 (2)	DaVita, Inc., 4.625%, 06/01/2030	60,171	0.0
70,000	Encompass Health Corp., 4.750%, 02/01/2030	63,819	0.0
70,000 (2)	Garda World Security Corp., 7.750%, 02/15/2028	69,558	0.1
70,000 (2)	Graham Holdings Co., 5.750%, 06/01/2026	68,732	0.1
70,000	HCA, Inc., 3.500%, 09/01/2030	61,394	0.0
56,000 (2)	KeHE Distributors LLC / KeHE Finance Corp., 8.625%, 10/15/2026	56,353	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
70,000 (2)	Legends Hospitality Holding Co. LLC / Legends Hospitality Co-Issuer, Inc., 5.000%, 02/01/2026	$63,097	0.0
70,000 (2)	Medline Borrower L.P., 3.875%, 04/01/2029	60,901	0.0
70,000 (2)	ModivCare, Inc., 5.875%, 11/15/2025	64,910	0.0
70,000 (2)	MPH Acquisition Holdings LLC, 5.750%, 11/01/2028	52,772	0.0
40,000 (2)	NESCO Holdings II, Inc., 5.500%, 04/15/2029	35,849	0.0
70,000 (2)	PECF USS Intermediate Holding III Corp., 8.000%, 11/15/2029	39,454	0.0
70,000 (2)	Post Holdings, Inc., 4.625%, 04/15/2030	61,420	0.0
70,000 (2)	Primo Water Holdings, Inc., 4.375%, 04/30/2029	60,055	0.0
70,000 (2)	Select Medical Corp., 6.250%, 08/15/2026	68,881	0.1
70,000 (2)	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 03/01/2029	56,164	0.0
70,000	Spectrum Brands, Inc., 5.750%, 07/15/2025	70,000	0.1
55,000 (2)	Teleflex, Inc., 4.250%, 06/01/2028	50,310	0.0
70,000 (1)	Tenet Healthcare Corp., 6.125%, 10/01/2028	67,456	0.1
70,000 (2)	Triton Water Holdings, Inc., 6.250%, 04/01/2029	60,148	0.0
45,000 (2)	United Natural Foods, Inc., 6.750%, 10/15/2028	37,356	0.0
70,000 (1)	United Rentals North America, Inc., 3.750%, 01/15/2032	59,365	0.0
70,000 (2)	Varex Imaging Corp., 7.875%, 10/15/2027	69,773	0.1
		2,001,944	0.8
	Energy: 1.5%
70,000 (2)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.750%, 03/01/2027	67,574	0.0
70,000 (2)	Antero Resources Corp., 5.375%, 03/01/2030	64,868	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
70,000 (2)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.250%, 04/01/2028	$65,821	0.0
70,000 (2)	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 5.875%, 06/30/2029	62,523	0.0
70,000 (2)	Chord Energy Corp., 6.375%, 06/01/2026	69,463	0.1
55,000 (2)	Civitas Resources, Inc., 8.070%, 07/01/2028	55,690	0.0
70,000 (2)	CNX Midstream Partners LP, 4.750%, 04/15/2030	59,442	0.0
70,000 (2)	Colgate Energy Partners III LLC, 5.875%, 07/01/2029	66,013	0.0
70,000 (2)	Crescent Energy Finance LLC, 7.250%, 05/01/2026	65,759	0.0
70,000	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 5.750%, 04/01/2025	68,838	0.0
46,000	Devon Energy Corp., 5.250%, 10/15/2027	45,336	0.0
70,000 (2)	DT Midstream, Inc., 4.125%, 06/15/2029	61,498	0.0
70,000 (2)	Earthstone Energy Holdings LLC, 8.000%, 04/15/2027	67,671	0.0
250,000	Ecopetrol SA, 8.875%, 01/13/2033	247,774	0.1
350,000	Empresa Nacional del Petroleo, 3.750%, 08/05/2026	332,122	0.2
70,000 (2)	Encino Acquisition Partners Holdings LLC, 8.500%, 05/01/2028	63,601	0.0
70,000 (2)	Enerflex Ltd., 9.000%, 10/15/2027	68,175	0.0
450,000 (4)	Energy Transfer L.P., 7.125%, 12/31/2199	382,690	0.2
70,000	EnLink Midstream LLC, 5.375%, 06/01/2029	66,753	0.0
13,000 (2)	EQM Midstream Partners L.P., 6.000%, 07/01/2025	12,868	0.0
200,000 (2)	Greensaif Pipelines Bidco Sarl, 6.129%, 02/23/2038	204,568	0.1
70,000 (2)	Hess Midstream Operations L.P., 4.250%, 02/15/2030	61,144	0.0
70,000 (2)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.750%, 02/01/2029	63,453	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
70,000 (1)(2)	Matador Resources Co., 6.875%, 04/15/2028	$69,362	0.1
70,000 (1)	Murphy Oil Corp., 6.375%, 07/15/2028	69,064	0.1
70,000 (2)	Northern Oil and Gas, Inc., 8.750%, 06/15/2031	68,863	0.0
225,000	Petroleos del Peru SA, 4.750%, 06/19/2032	172,258	0.1
200,000	Petroleos Mexicanos, 5.950%, 01/28/2031	146,260	0.1
185,000	Petroleos Mexicanos, 6.700%, 02/16/2032	140,828	0.1
400,000 (2)	Petroleos Mexicanos, 10.000%, 02/07/2033	366,749	0.2
70,000 (1)	Southwestern Energy Co., 5.375%, 02/01/2029	65,986	0.0
70,000 (2)	SunCoke Energy, Inc., 4.875%, 06/30/2029	58,871	0.0
70,000	Sunoco L.P. / Sunoco Finance Corp., 4.500%, 05/15/2029	62,182	0.0
70,000 (1)(2)	Venture Global LNG, Inc., 8.125%, 06/01/2028	71,173	0.1
70,000	Western Midstream Operating L.P., 5.450%, 04/01/2044	59,243	0.0
		3,674,483	1.5
	Financial: 5.6%
70,000 (1)	Ally Financial, Inc., 5.750%, 11/20/2025	67,457	0.0
293,000	American Express Co., 3.950%, 08/01/2025	284,513	0.1
70,000 (2)	Aretec Escrow Issuer, Inc., 7.500%, 04/01/2029	60,887	0.0
200,000 (2)	Banco do Brasil SA/ Cayman, 6.250%, 04/18/2030	198,950	0.1
200,000	Banco Nacional de Panama, 2.500%, 08/11/2030	157,549	0.1
502,000 (4)	Bank of America Corp., 1.530%, 12/06/2025	469,498	0.2
3,000 (4)	Bank of America Corp., 2.482%, 09/21/2036	2,296	0.0
2,391,000 (4)	Bank of America Corp., 3.384%, 04/02/2026	2,293,119	1.0
18,000 (4)	Bank of America Corp., 3.846%, 03/08/2037	15,403	0.0
52,000 (4)	Bank of America Corp., 4.375%, 12/31/2199	44,473	0.0
87,000 (4)	Bank of America Corp., 5.288%, 04/25/2034	86,231	0.1
225,000 (2)(4)	BBVA Bancomer SA/Texas, 8.450%, 06/29/2038	225,424	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
70,000 (2)	BroadStreet Partners, Inc., 5.875%, 04/15/2029	$60,800	0.0
70,000 (2)	Burford Capital Global Finance LLC, 6.875%, 04/15/2030	63,880	0.0
407,000 (4)	Capital One Financial Corp., 4.166%, 05/09/2025	396,597	0.2
462,000 (4)	Corebridge Financial, Inc., 6.875%, 12/15/2052	443,639	0.2
264,000 (2)(4)	Danske Bank A/S, 6.466%, 01/09/2026	263,516	0.1
30,000 (2)	Freedom Mortgage Corp., 6.625%, 01/15/2027	26,003	0.0
40,000 (2)	Freedom Mortgage Corp., 8.250%, 04/15/2025	39,044	0.0
1,675,000 (4)	JPMorgan Chase & Co., 2.083%, 04/22/2026	1,569,290	0.7
70,000 (2)	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.750%, 06/15/2029	57,036	0.0
665,000 (4)	Lloyds Banking Group PLC, 8.000%, 12/31/2199	609,240	0.3
70,000 (2)	LPL Holdings, Inc., 4.000%, 03/15/2029	61,482	0.0
35,000 (2)	Midcap Financial Issuer Trust, 6.500%, 05/01/2028	31,191	0.0
1,058,000 (4)	Morgan Stanley, 0.985%, 12/10/2026	943,824	0.4
1,293,000 (4)	Morgan Stanley, 2.188%, 04/28/2026	1,214,326	0.5
732,000 (4)	Morgan Stanley, 4.679%, 07/17/2026	718,617	0.3
115,000 (4)	Morgan Stanley, 5.250%, 04/21/2034	113,611	0.1
70,000	MPT Operating Partnership L.P. / MPT Finance Corp., 3.500%, 03/15/2031	48,302	0.0
215,000	Nasdaq, Inc., 3.950%, 03/07/2052	165,371	0.1
70,000 (1)	Navient Corp., 4.875%, 03/15/2028	60,018	0.0
25,000 (4)	Northern Trust Corp., 3.375%, 05/08/2032	22,196	0.0
55,000	Northern Trust Corp., 6.125%, 11/02/2032	57,047	0.0
70,000 (1)	OneMain Finance Corp., 6.625%, 01/15/2028	66,099	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
70,000 (2)	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 5.875%, 10/01/2028	$64,306	0.0
91,000 (4)	PNC Financial Services Group, Inc./The, 6.000%, 12/31/2199	82,128	0.1
508,000 (4)	PNC Financial Services Group, Inc./The, 6.250%, 12/31/2199	457,327	0.2
70,000 (2)	Realogy Group LLC / Realogy Co-Issuer Corp., 5.750%, 01/15/2029	52,454	0.0
70,000 (2)	RLJ Lodging Trust L.P., 4.000%, 09/15/2029	58,687	0.0
49,000 (4)	Truist Financial Corp., 4.800%, 12/31/2199	41,895	0.0
94,000 (4)	Truist Financial Corp., 5.100%, 12/31/2199	81,780	0.0
118,000 (4)	Truist Financial Corp., 5.867%, 06/08/2034	118,102	0.1
70,000 (2)	United Wholesale Mortgage LLC, 5.750%, 06/15/2027	63,979	0.0
70,000 (2)	Uniti Group L.P. / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 6.000%, 01/15/2030	47,492	0.0
62,000 (4)	US Bancorp, 5.836%, 06/12/2034	62,477	0.0
70,000 (2)	VistaJet Malta Finance PLC / XO Management Holding, Inc., 6.375%, 02/01/2030	56,429	0.0
1,100,000 (4)	Wells Fargo & Co., 4.540%, 08/15/2026	1,075,283	0.5
171,000 (4)	Wells Fargo & Co., 5.389%, 04/24/2034	169,987	0.1
70,000 (2)	XHR L.P., 4.875%, 06/01/2029	60,088	0.0
		13,429,343	5.6
	Industrial: 0.8%
15,000	Ball Corp., 6.875%, 03/15/2028	15,312	0.0
30,000 (2)	Bombardier, Inc., 7.500%, 02/01/2029	29,687	0.0
25,000 (2)	Bombardier, Inc., 7.875%, 04/15/2027	24,971	0.0
70,000 (2)	Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 02/01/2026	66,355	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial (continued)
70,000 (2)	Builders FirstSource, Inc., 5.000%, 03/01/2030	$65,522	0.1
70,000 (2)	Cascades, Inc./ Cascades USA, Inc., 5.375%, 01/15/2028	65,500	0.1
70,000 (2)	Chart Industries, Inc., 7.500%, 01/01/2030	71,505	0.1
70,000 (2)	Clean Harbors, Inc., 6.375%, 02/01/2031	70,504	0.1
60,000 (2)	Emerald Debt Merger Sub LLC, 6.625%, 12/15/2030	59,550	0.0
70,000 (2)	Energizer Holdings, Inc., 4.750%, 06/15/2028	62,510	0.0
70,000 (2)	Fortress Transportation and Infrastructure Investors LLC, 5.500%, 05/01/2028	64,128	0.0
70,000 (2)	GFL Environmental, Inc., 4.000%, 08/01/2028	62,675	0.0
70,000 (2)	Global Infrastructure Solutions, Inc., 5.625%, 06/01/2029	57,131	0.0
70,000 (1)(2)	GrafTech Finance, Inc., 4.625%, 12/15/2028	56,940	0.0
70,000 (2)	Graham Packaging Co., Inc., 7.125%, 08/15/2028	59,857	0.0
70,000	Howmet Aerospace, Inc., 5.900%, 02/01/2027	70,626	0.1
70,000 (2)	Imola Merger Corp., 4.750%, 05/15/2029	60,950	0.0
70,000 (2)	Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, 6.000%, 09/15/2028	59,577	0.0
225,000 (2)	Misc Capital Two Labuan Ltd., 3.750%, 04/06/2027	210,708	0.1
70,000 (2)	New Enterprise Stone & Lime Co., Inc., 9.750%, 07/15/2028	67,676	0.1
35,000 (2)	Owens-Brockway Glass Container, Inc., 7.250%, 05/15/2031	35,481	0.0
70,000 (2)	PGT Innovations, Inc., 4.375%, 10/01/2029	65,386	0.0
70,000 (2)	Roller Bearing Co. of America, Inc., 4.375%, 10/15/2029	62,801	0.0
70,000 (2)	Sealed Air Corp., 4.000%, 12/01/2027	63,959	0.0
70,000 (2)	Sensata Technologies, Inc., 3.750%, 02/15/2031	59,947	0.0
70,000 (2)	Standard Industries, Inc./NJ, 3.375%, 01/15/2031	56,430	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial (continued)
65,000	TransDigm, Inc., 5.500%, 11/15/2027	$61,383	0.0
70,000 (2)	Weekley Homes LLC / Weekley Finance Corp., 4.875%, 09/15/2028	63,101	0.0
		1,770,172	0.8
	Technology: 0.3%
70,000	CDW LLC / CDW Finance Corp., 3.250%, 02/15/2029	60,041	0.0
70,000 (2)	Cloud Software Group, Inc., 6.500%, 03/31/2029	62,393	0.1
70,000 (2)	Condor Merger Sub, Inc., 7.375%, 02/15/2030	60,939	0.0
70,000 (1)(2)	Consensus Cloud Solutions, Inc., 6.500%, 10/15/2028	59,913	0.0
70,000 (1)(2)	Entegris, Inc., 3.625%, 05/01/2029	60,392	0.0
70,000 (2)	NCR Corp., 5.125%, 04/15/2029	62,033	0.0
70,000 (2)	Open Text Corp., 3.875%, 02/15/2028	61,716	0.0
157,000	Oracle Corp., 3.800%, 11/15/2037	128,458	0.1
85,000	Oracle Corp., 3.950%, 03/25/2051	64,319	0.1
70,000 (2)	Playtika Holding Corp., 4.250%, 03/15/2029	62,188	0.0
15,000 (2)	Rackspace Technology Global, Inc., 5.375%, 12/01/2028	4,670	0.0
70,000 (2)	Virtusa Corp., 7.125%, 12/15/2028	57,072	0.0
		744,134	0.3
	Utilities: 0.9%
338,000 (4)	Dominion Energy, Inc., 4.650%, 12/31/2199	305,586	0.1
129,000 (4)	Duke Energy Corp., 4.875%, 12/31/2199	124,214	0.1
59,000	Duke Energy Florida LLC, 5.950%, 11/15/2052	64,397	0.0
104,000	Duke Energy Indiana LLC, 3.250%, 10/01/2049	74,647	0.1
251,000 (4)	National Rural Utilities Cooperative Finance Corp., 8.209%, (US0003M + 2.910%), 04/30/2043	244,625	0.1
275,000 (4)	NextEra Energy Capital Holdings, Inc., 5.650%, 05/01/2079	255,743	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
254,000	NextEra Energy Capital Holdings, Inc., 6.051%, 03/01/2025	$255,068	0.1
211,000	South Jersey Industries, Inc., 5.020%, 04/15/2031	177,323	0.1
275,000 (4)	Southern Co/The, 4.000%, 01/15/2051	255,013	0.1
203,000 (4)	Southern Co/The, 4.475%, 08/01/2024	199,369	0.1
70,000	TransAlta Corp., 7.750%, 11/15/2029	72,135	0.0
70,000 (2)	Vistra Operations Co. LLC, 5.625%, 02/15/2027	67,156	0.0
		2,095,276	0.9
	Total Corporate Bonds/Notes (Cost $32,200,857)	29,877,073	12.5
COLLATERALIZED MORTGAGE OBLIGATIONS: 14.2%
780,872 (2)(4)	Agate Bay Mortgage Trust 2015-1 B4, 3.672%, 01/25/2045	595,360	0.3
223,980 (2)(4)	Chase Mortgage Finance Corp. 2016-SH1 M2, 3.750%, 04/25/2045	200,470	0.1
170,120 (2)(4)	CIM Trust 2019-INV2 A3, 4.000%, 05/25/2049	157,476	0.1
433,033 (2)(4)	CIM Trust 2019-J1 B2, 3.944%, 08/25/2049	379,148	0.2
106,726 (2)(4)	CIM Trust 2019-J2 A13, 3.500%, 10/25/2049	94,049	0.0
349,342 (2)	Connecticut Avenue Securities Trust 2020-R02 2M2, 7.150%, (US0001M + 2.000%), 01/25/2040	349,845	0.2
500,000 (2)	Connecticut Avenue Securities Trust 2022-R06 1M2, 8.917%, (SOFR30A + 3.850%), 05/25/2042	515,607	0.2
800,000 (2)	Connecticut Avenue Securities Trust 2022-R07 1M2, 9.717%, (SOFR30A + 4.650%), 06/25/2042	846,906	0.4
700,000 (2)	Connecticut Avenue Securities Trust 2022-R08 1M2, 8.667%, (SOFR30A + 3.600%), 07/25/2042	715,775	0.3
9,820 (2)	Fannie Mae Connecticut Avenue Securities 2019-R02 1M2, 7.450%, (US0001M + 2.300%), 08/25/2031	9,821	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
35,564 (2)	Fannie Mae Connecticut Avenue Securities Trust 2018-R07 1M2, 7.550%, (US0001M + 2.400%), 04/25/2031	$35,679	0.0
3,750,663 (5)	Fannie Mae Interest Strip 407 C, 5.500%, 01/25/2039	782,650	0.3
4,093,571 (4)(5)	Fannie Mae Interest Strip 427 C100, 2.678%, 01/25/2052	508,726	0.2
3,034,938 (5)	Fannie Mae Interest Strip Series 367 2, 5.500%, 01/25/2036	578,089	0.2
755,883 (5)	Fannie Mae REMICS 2005-66 LS, 1.480%, (-1.000*SOFR30A + 6.630%), 07/25/2035	65,524	0.0
1,010,841 (5)	Fannie Mae REMICS 2008-36 YI, 2.050%, (-1.000*SOFR30A + 7.200%), 07/25/2036	68,900	0.0
478,317 (5)	Fannie Mae REMICS 2010-59 NS, 0.620%, (-1.000*SOFR30A + 5.770%), 06/25/2040	31,097	0.0
1,727,249 (5)	Fannie Mae REMICS 2012-121 ID, 3.000%, 11/25/2027	69,790	0.0
2,969,697 (5)	Fannie Mae REMICS 2012-144 SC, 0.950%, (-1.000*SOFR30A + 6.100%), 01/25/2043	316,127	0.1
1,292,087 (5)	Fannie Mae REMICS 2012-151 WS, 1.050%, (-1.000*SOFR30A + 6.200%), 03/25/2042	71,775	0.0
2,389,188 (5)	Fannie Mae REMICS 2012-35 LS, 1.450%, (-1.000*SOFR30A + 6.600%), 04/25/2041	94,511	0.0
4,185,597 (5)	Fannie Mae REMICS 2013-130 SB, 0.900%, (-1.000*SOFR30A + 6.050%), 01/25/2044	362,242	0.2
1,723,074 (5)	Fannie Mae REMICS 2013-20 SK, 1.050%, (-1.000*SOFR30A + 6.200%), 05/25/2041	36,947	0.0
2,947,692 (5)	Fannie Mae REMICS 2013-67 JI, 6.500%, 07/25/2043	487,467	0.2
2,135,835 (5)	Fannie Mae REMICS 2013-71 AI, 3.000%, 07/25/2028	95,680	0.0
5,729,067 (5)	Fannie Mae REMICS 2014-38 S, 0.950%, (-1.000*SOFR30A + 6.100%), 07/25/2044	539,623	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
6,460,083 (5)	Fannie Mae REMICS 2016-29 SB, 0.900%, (-1.000*SOFR30A + 6.050%), 05/25/2046	$662,245	0.3
156,591 (5)	Fannie Mae REMICS 2018-86 DS, 0.950%, (-1.000*SOFR30A + 6.100%), 12/25/2048	9,710	0.0
1,459,035 (5)	Fannie Mae REMICS 2019-13 IB, 6.000%, 09/25/2039	295,725	0.1
9,183,494 (5)	Fannie Mae REMICS 2021-56 QI, 4.500%, 09/25/2051	2,105,517	0.9
193,291 (2)(4)	Flagstar Mortgage Trust 2017-1 1A7, 3.500%, 03/25/2047	171,933	0.1
789,784 (2)(4)	Flagstar Mortgage Trust 2017-1 B3, 3.619%, 03/25/2047	694,441	0.3
378,915 (2)(4)	Flagstar Mortgage Trust 2018-3INV A3, 4.000%, 05/25/2048	348,000	0.2
841,691 (2)(4)	Flagstar Mortgage Trust 2021-2 A4, 2.500%, 04/25/2051	653,480	0.3
562,889 (2)(4)	Flagstar Mortgage Trust 2021-2 B3, 2.780%, 04/25/2051	408,676	0.2
441,276 (5)	Freddie Mac REMICS 3318 KS, 1.217%, (-1.000*SOFR30A + 6.410%), 05/15/2037	27,427	0.0
5,385,356 (5)	Freddie Mac REMICS 3788 IO, 6.000%, 01/15/2041	1,174,153	0.5
522,759 (5)	Freddie Mac REMICS 3879 SL, 1.407%, (-1.000*SOFR30A + 6.600%), 01/15/2041	23,321	0.0
2,197,461 (5)	Freddie Mac REMICS 4120 JS, 1.007%, (-1.000*SOFR30A + 6.200%), 10/15/2032	117,905	0.1
870,824 (5)	Freddie Mac REMICS 4141 EI, 3.000%, 09/15/2027	18,386	0.0
3,775,554 (5)	Freddie Mac REMICS 4143 MS, 1.507%, (-1.000*SOFR30A + 6.700%), 12/15/2042	467,951	0.2
1,503,251 (5)	Freddie Mac REMICS 4153 IB, 2.500%, 01/15/2028	51,686	0.0
1,538,260 (5)	Freddie Mac REMICS 4517 KI, 7.950%, (-0.357*SOFR30A + 1.071%), 04/15/2043	12,593	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,275,577 (5)	Freddie Mac REMICS 4596 DI, 3.500%, 06/15/2046	$388,458	0.2
1,462,429 (5)	Freddie Mac REMICS 4619 KS, 2.820%, (-1.000*US0001M + 4.250%), 06/15/2039	67,339	0.0
154,965 (2)	Freddie Mac STACR REMIC Trust 2020-HQA1 M2, 7.050%, (US0001M + 1.900%), 01/25/2050	154,918	0.1
480,884 (2)	Freddie Mac STACR REMIC Trust 2021-HQA1 M2, 7.317%, (SOFR30A + 2.250%), 08/25/2033	474,094	0.2
600,000 (2)	Freddie Mac STACR REMIC Trust 2021-HQA4 B1, 8.817%, (SOFR30A + 3.750%), 12/25/2041	573,159	0.2
1,000,000 (2)	Freddie Mac STACR REMIC Trust 2021-HQA4 M2, 7.417%, (SOFR30A + 2.350%), 12/25/2041	950,535	0.4
400,000 (2)	Freddie Mac STACR REMIC Trust 2022-DNA4 M1B, 8.417%, (SOFR30A + 3.350%), 05/25/2042	404,975	0.2
170,693 (5)	Freddie Mac Strips 239 S30, 2.507%, (-1.000*SOFR30A + 7.700%), 08/15/2036	23,223	0.0
2,022,289 (5)	Freddie Mac Strips 365 C57, 3.500%, 11/15/2048	343,398	0.1
1,920,202 (5)	Freddie Mac Strips 365 C9, 3.500%, 05/15/2049	339,221	0.1
200,000 (2)	Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA2 M1B, 7.467%, (SOFR30A + 2.400%), 02/25/2042	197,839	0.1
1,000,000 (2)	Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA5 M1B, 9.567%, (SOFR30A + 4.500%), 06/25/2042	1,051,231	0.4
809,658 (5)	Ginnie Mae Series 2013-148 DS, 0.522%, (-1.000*US0001M + 5.680%), 10/16/2043	66,749	0.0
4,217,067 (5)	Ginnie Mae Series 2015-20 CI, 3.500%, 02/20/2030	301,538	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
308,743 (5)	Ginnie Mae Series 2015-42 IY, 5.500%, 08/20/2039	$22,518	0.0
4,403,914 (5)	Ginnie Mae Series 2019-23 MT, 0.600%, (-1.000*US0001M + 6.700%), 03/20/2042	70,464	0.0
39,831 (2)(4)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	37,075	0.0
196,262 (2)(4)	GS Mortgage-Backed Securities Trust 2020-NQM1 A2, 1.791%, 09/27/2060	178,348	0.1
500,000 (2)	Home RE 2019-1 M2 Ltd., 8.400%, (US0001M + 3.250%), 05/25/2029	509,929	0.2
825,222 (2)(4)	Hundred Acre Wood Trust 2021-INV1 A27, 2.500%, 07/25/2051	644,804	0.3
34,053 (2)(4)	J.P. Morgan Mortgage Trust 2019-2 A15, 4.000%, 08/25/2049	31,991	0.0
934,352 (2)(4)	J.P. Morgan Mortgage Trust 2022-5 A9, 2.800%, 09/25/2052	757,533	0.3
402,574 (2)(4)	JP Morgan Mortgage Trust 2016-4 A13, 3.500%, 10/25/2046	361,084	0.2
804,810 (2)(4)	JP Morgan Mortgage Trust 2017-5 B2, 3.356%, 10/26/2048	737,150	0.3
1,051,849 (2)(4)	JP Morgan Mortgage Trust 2018-3 B2, 3.710%, 09/25/2048	910,246	0.4
683,560 (2)(4)	JP Morgan Mortgage Trust 2018-4 B2, 3.712%, 10/25/2048	588,961	0.3
897,410 (2)(4)	JP Morgan Mortgage Trust 2018-5 A13, 3.500%, 10/25/2048	771,626	0.3
112,970 (2)(4)	JP Morgan Mortgage Trust 2018-8 A13, 4.000%, 01/25/2049	103,939	0.0
48,694 (2)(4)	JP Morgan Mortgage Trust 2019-1 A3, 4.000%, 05/25/2049	45,034	0.0
45,147 (2)(4)	JP Morgan Mortgage Trust 2019-5 A3, 4.000%, 11/25/2049	41,901	0.0
17,946 (2)(4)	JP Morgan Mortgage Trust 2019-8 A15, 3.500%, 03/25/2050	15,742	0.0
921,390 (2)(4)	JP Morgan Mortgage Trust 2019-INV1 B2, 4.954%, 10/25/2049	850,085	0.4
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,571 (2)(4)	JP Morgan Mortgage Trust 2019-LTV2 A18, 4.000%, 12/25/2049	$4,536	0.0
557,690 (2)(4)	JP Morgan Mortgage Trust 2019-LTV2 B3, 4.699%, 12/25/2049	520,160	0.2
170,385 (2)(4)	JP Morgan Mortgage Trust 2020-3 A15, 3.500%, 08/25/2050	149,746	0.1
1,000,000 (2)(4)	JP Morgan Mortgage Trust 2021-3 A5, 2.500%, 07/25/2051	686,605	0.3
445,137 (2)(4)	Mello Mortgage Capital Acceptance 2018-MTG2 B1, 4.366%, 10/25/2048	405,518	0.2
108,029 (2)(4)	OBX 2019-INV2 A25 Trust, 4.000%, 05/27/2049	99,862	0.0
400,000 (2)(4)	Provident Funding Mortgage Trust 2021-J1 A10, 2.000%, 10/25/2051	244,407	0.1
465,484 (2)(4)	RATE Mortgage Trust 2021-HB1 A31, 2.500%, 12/25/2051	360,818	0.2
469,082 (2)(4)	RCKT Mortgage Trust 2021-1 B3, 2.719%, 03/25/2051	350,307	0.2
668,169 (2)(4)	RCKT Mortgage Trust 2021-4 A21, 2.500%, 09/25/2051	517,927	0.2
1,065,130 (2)(4)	Sequoia Mortgage Trust 2019-2 B2, 4.262%, 06/25/2049	960,776	0.4
1,066,698 (2)(4)	Sequoia Mortgage Trust 2019-2 B3, 4.262%, 06/25/2049	927,330	0.4
89,940 (2)(4)	Sequoia Mortgage Trust 2019-4 A19, 3.500%, 11/25/2049	79,419	0.0
16,086 (2)(4)	Sequoia Mortgage Trust 2019-CH2 A1, 4.500%, 08/25/2049	15,735	0.0
663,110 (2)(4)	Sequoia Mortgage Trust 2021-3 B3, 2.651%, 05/25/2051	467,214	0.2
628,133 (2)(4)	Verus Securitization Trust 2021-3 A1, 1.046%, 06/25/2066	526,815	0.2
534,962 (2)(4)	Wells Fargo Mortgage Backed Securities 2018-1 B3, 3.663%, 07/25/2047	448,370	0.2
	Total Collateralized Mortgage Obligations (Cost $40,434,283)	34,033,085	14.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: 3.7%
	U.S. Treasury Bonds: 0.1%
8,000	2.750%,08/15/2032	$7,335	0.0
54,200	3.375%,05/15/2033	52,278	0.0
122,000	3.375%,08/15/2042	110,796	0.0
148,600	3.875%,05/15/2043	145,024	0.1
		315,433	0.1
	U.S. Treasury Notes: 3.6%
598,200	3.625%,05/15/2026	583,689	0.2
701,000	3.625%,05/31/2028	685,720	0.3
277,000	3.750%,05/31/2030	273,170	0.1
2,549,000	4.000%,06/30/2028	2,535,259	1.1
4,333,000	4.125%,06/15/2026	4,289,670	1.8
124,400	4.250%,05/31/2025	122,843	0.1
42,100	4.625%,06/30/2025	41,910	0.0
		8,532,261	3.6
	Total U.S. Treasury Obligations (Cost $8,915,303)	8,847,694	3.7
U.S. GOVERNMENT AGENCY OBLIGATIONS: 2.9%
	Government National Mortgage Association: 0.5%
404,000 (6)	4.500%,07/15/2053	389,955	0.2
242,000 (6)	5.000%,07/15/2053	237,822	0.1
567,000 (6)	5.500%,07/15/2053	564,386	0.2
		1,192,163	0.5
	Uniform Mortgage-Backed Securities: 2.4%
2,257,000 (6)	2.000%,07/15/2053	1,841,130	0.8
1,885,000 (6)	2.500%,07/15/2053	1,598,715	0.7
1,193,000 (6)	3.000%,07/15/2053	1,050,166	0.4
855,000 (6)	3.500%,07/15/2053	779,219	0.3
625,000 (6)	4.000%,07/15/2053	586,597	0.2
		5,855,827	2.4
	Total U.S. Government Agency Obligations (Cost $7,086,986)	7,047,990	2.9
COMMERCIAL MORTGAGE-BACKED SECURITIES: 10.8%
650,000 (2)	BANK 2017-BNK4 D, 3.357%, 05/15/2050	445,303	0.2
670,000 (2)	BANK 2017-BNK8 D, 2.600%, 11/15/2050	385,636	0.2
4,642,570 (4)(5)	BBCMS Trust 2022-C17 XA, 1.325%, 09/15/2055	356,990	0.2
1,000,000 (2)(4)	Benchmark 2018-B3 D Mortgage Trust, 3.176%, 04/10/2051	625,660	0.3
11,703,675 (4)(5)	Benchmark 2019-B10 XA Mortgage Trust, 1.357%, 03/15/2062	569,946	0.2
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
5,477,138 (4)(5)	Benchmark 2020-B17 XA Mortgage Trust, 1.537%, 03/15/2053	$304,869	0.1
3,232,473 (4)(5)	Benchmark 2020-B18 XA Mortgage Trust, 1.913%, 07/15/2053	230,436	0.1
2,092,904 (4)(5)	Benchmark 2021-B24 XA Mortgage Trust, 1.267%, 03/15/2054	122,455	0.1
350,000 (2)	BIG Commercial Mortgage Trust 2022-BIG C, 7.487%, (TSFR1M + 2.340%), 02/15/2039	333,734	0.1
204,000 (2)(7)	BMD2 Re-Remic Trust 2019-FRR1 3AB, 0.000%, 05/25/2052	131,628	0.1
226,061 (2)	BX 2021-MFM1 D, 6.762%, (TSFR1M + 1.615%), 01/15/2034	219,883	0.1
391,131 (2)	BX Commercial Mortgage Trust 2021-21M E, 7.364%, (US0001M + 2.171%), 10/15/2036	367,579	0.2
463,358 (2)	BX Commercial Mortgage Trust 2021-XL2 D, 6.590%, (US0001M + 1.397%), 10/15/2038	444,781	0.2
725,000 (2)	BX Trust 2021-ARIA C, 6.839%, (US0001M + 1.646%), 10/15/2036	697,845	0.3
250,000 (2)	BX Trust 2021-LBA EJV, 7.262%, (TSFR1M + 2.000%), 02/15/2036	232,456	0.1
250,000 (2)	BX Trust 2021-LBA EV, 7.262%, (TSFR1M + 2.000%), 02/15/2036	232,456	0.1
700,000 (2)	BX Trust 2021-SDMF D, 6.580%, (US0001M + 1.387%), 09/15/2034	663,739	0.3
683,850 (2)	BX Trust 2022-FOX2 C, 6.456%, (TSFR1M + 1.309%), 04/15/2039	643,461	0.3
700,000 (2)	BX Trust 2022-LBA6 C, 6.747%, (TSFR1M + 1.600%), 01/15/2039	676,823	0.3
500,000 (2)	BX Trust 2023-DELC A, 7.690%, (TSFR1M + 2.690%), 05/15/2038	500,134	0.2
725,000 (4)	Citigroup Commercial Mortgage Trust 2016-P4 C, 4.097%, 07/10/2049	611,245	0.3
15,988,463 (4)(5)	Citigroup Commercial Mortgage Trust 2019-C7 XA, 0.990%, 12/15/2072	653,319	0.3

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
500,000 (2)(4)	Citigroup Commercial Mortgage Trust 2023-SMRT C, 6.048%, 06/10/2028	$482,339	0.2
130,000 (2)(4)	COMM 2013-CR10 E Mortgage Trust, 5.021%, 08/10/2046	109,164	0.0
1,530,000 (4)	Commercial Mortgage Pass Through Certificates 2016-CR28 D, 4.009%, 02/10/2049	1,248,756	0.5
300,000 (2)	CSAIL 2020-C19 E Commercial Mortgage Trust, 2.500%, 03/15/2053	143,054	0.1
560,000 (2)	CSWF 2021-SOP2 D, 7.510%, (US0001M + 2.317%), 06/15/2034	453,919	0.2
17,132 (2)(8)	DBUBS 2011-LC2A F Mortgage Trust, 4.000%, (US0001M + 3.650%), 07/10/2044	17,103	0.0
1,000,000 (2)(4)	DBWF 2015-LCM D Mortgage Trust, 3.535%, 06/10/2034	787,889	0.3
289,121 (2)	Extended Stay America Trust 2021-ESH E, 8.044%, (US0001M + 2.850%), 07/15/2038	280,947	0.1
1,132,442 (4)(5)	Freddie Mac Multiclass Certificates Series 2021-P011 X1, 1.786%, 09/25/2045	139,928	0.1
1,449,219 (4)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K109 X1, 1.697%, 04/25/2030	120,587	0.1
4,267,191 (4)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K-1516 X1, 1.629%, 05/25/2035	498,147	0.2
1,691,757 (4)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K-1521 X1, 1.095%, 08/25/2036	136,438	0.1
2,837,168 (2)(5)	FREMF 2016-K57 X2B Mortgage Trust, 0.100%, 08/25/2049	7,463	0.0
1,119,480 (2)(7)	FREMF 2016-K57 D Mortgage Trust, 0.000%, 08/25/2049	811,138	0.3
11,563,032 (2)(5)	FREMF 2016-K57 X2A Mortgage Trust, 0.100%, 08/25/2049	26,100	0.0
200,000 (2)(7)	FREMF 2019-KG01 C Mortgage Trust, 0.000%, 05/25/2029	113,148	0.1
2,538,677 (2)(5)	FREMF 2019-KG01 X2A Mortgage Trust, 0.100%, 04/25/2029	7,956	0.0
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
280,000 (2)(5)	FREMF 2019-KG01 X2B Mortgage Trust, 0.100%, 05/25/2029	$1,159	0.0
166,000 (2)(4)	GAM RE-REMIC TR 2021-FFR2 BK78, 2.520%, 09/27/2051	118,975	0.1
126,000 (2)(7)	GAM RE-REMIC TR 2021-FFR2 C730, 0.000%, 09/27/2051	107,415	0.0
153,000 (2)(7)	GAM RE-REMIC TR 2021-FFR2 CK44, 0.000%, 09/27/2051	128,577	0.1
125,000 (2)(4)	GAM RE-REMIC TR 2021-FFR2 CK49, 1.110%, 09/27/2051	104,585	0.0
106,000 (2)(7)	GAM RE-REMIC TR 2021-FFR2 CK78, 0.000%, 09/27/2051	61,745	0.0
126,000 (2)(7)	GAM RE-REMIC TR 2021-FFR2 D730, 0.000%, 09/27/2051	105,241	0.0
125,000 (2)(7)	GAM RE-REMIC TR 2021-FFR2 DK49, 0.000%, 09/27/2051	99,253	0.0
1,000,000 (2)(7)	GAM Re-REMIC Trust 2021-FRR1 1B, 0.000%, 11/29/2050	681,035	0.3
1,000,000 (2)(7)	GAM Re-REMIC Trust 2021-FRR1 2B, 0.000%, 11/29/2050	661,116	0.3
238,000 (2)(4)	GAM Resecuritization Trust 2022-FRR3 BK47, 2.021%, 11/27/2050	176,182	0.1
163,000 (2)(9)	GAM Resecuritization Trust 2022-FRR3 BK61, 0.000%, 01/29/2052	116,790	0.1
176,000 (2)(9)	GAM Resecuritization Trust 2022-FRR3 BK89, 0.000%, 01/27/2052	103,290	0.0
92,000 (2)(9)	GAM Resecuritization Trust 2022-FRR3 C728, 0.000%, 08/27/2050	80,912	0.0
95,000 (2)(9)	GAM Resecuritization Trust 2022-FRR3 CK47, 0.000%, 05/27/2048	79,024	0.0
113,000 (2)(9)	GAM Resecuritization Trust 2022-FRR3 CK61, 0.000%, 11/27/2049	77,670	0.0
92,000 (2)(9)	GAM Resecuritization Trust 2022-FRR3 CK89, 0.000%, 01/27/2052	51,021	0.0
92,000 (2)(9)	GAM Resecuritization Trust 2022-FRR3 D728, 0.000%, 01/29/2052	79,369	0.0
75,000 (2)(9)	GAM Resecuritization Trust 2022-FRR3 DK41, 0.000%, 10/27/2047	64,982	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
95,000 (2)(9)	GAM Resecuritization Trust 2022-FRR3 DK47, 0.000%, 05/27/2048	$77,602	0.0
700,000 (2)	Great Wolf Trust 2019-WOLF C, 6.895%, (TSFR1M + 1.633%), 12/15/2036	687,481	0.3
13,236,796 (4)(5)	GS Mortgage Securities Trust 2019-GC39 XA, 1.278%, 05/10/2052	560,198	0.2
770,000 (2)	JP Morgan Chase Commercial Mortgage Securities Corp. 2021-MHC E, 7.712%, (TSFR1M + 2.450%), 04/15/2038	741,187	0.3
200,000 (2)(4)	JPMBB Commercial Mortgage Securities Trust 2013-C17 F, 3.867%, 01/15/2047	105,345	0.0
20,148,898 (4)(5)	JPMDB Commercial Mortgage Securities Trust 2018-C8 XA, 0.826%, 06/15/2051	436,840	0.2
746,418 (2)	Med Trust 2021-MDLN D, 7.194%, (US0001M + 2.000%), 11/15/2038	713,131	0.3
182,000 (2)	MF1 Multifamily Housing Mortgage Loan Trust 2021-FL5 D, 7.762%, (TSFR1M + 2.500%), 07/15/2036	171,611	0.1
1,955,000 (2)(4)	Morgan Stanley Capital I Trust 2016-BNK2 D, 3.000%, 11/15/2049	1,272,653	0.5
7,550,806 (4)(5)	Morgan Stanley Capital I Trust 2019-L3 XA, 0.756%, 11/15/2052	237,830	0.1
90,000 (2)	RFM Reremic Trust 2022-FRR1 AB55, 0.990%, 03/28/2049	69,683	0.0
70,000 (2)(4)	RFM Reremic Trust 2022-FRR1 AB60, 2.440%, 11/08/2049	56,282	0.0
110,000 (2)(4)	RFM Reremic Trust 2022-FRR1 AB64, 2.290%, 03/01/2050	86,349	0.0
30,000 (2)(7)	RFM Reremic Trust 2022-FRR1 CK55, 0.000%, 03/28/2049	22,338	0.0
30,000 (2)(7)	RFM Reremic Trust 2022-FRR1 CK60, 0.000%, 11/08/2049	21,119	0.0
30,000 (2)(7)	RFM Reremic Trust 2022-FRR1 CK64, 0.000%, 03/01/2050	20,354	0.0
470,302 (2)(4)	WFRBS Commercial Mortgage Trust 2011-C5 E, 5.636%, 11/15/2044	457,722	0.2
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,320,000 (2)(4)	WFRBS Commercial Mortgage Trust 2013-C14 D, 4.036%, 06/15/2046	$719,413	0.3
1,920,000 (4)	WFRBS Commercial Mortgage Trust 2014-C19 C, 4.646%, 03/15/2047	1,772,987	0.7
	Total Commercial Mortgage-Backed Securities (Cost $29,450,255)	25,962,920	10.8
ASSET-BACKED SECURITIES: 9.8%
	Automobile Asset-Backed Securities: 0.8%
450,000	Americredit Automobile Receivables Trust 2019-2 D, 2.990%, 06/18/2025	442,858	0.2
1,200,000	Carmax Auto Owner Trust 2019-3 D, 2.850%, 01/15/2026	1,190,798	0.5
400,000	GM Financial Automobile Leasing Trust 2022-3 C, 5.130%, 08/20/2026	392,225	0.1
		2,025,881	0.8
	Home Equity Asset-Backed Securities: 0.2%
488,116 (2)(4)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A2, 6.336%, 02/25/2038	386,323	0.2

	Other Asset-Backed Securities: 7.9%
148,500 (2)	Applebee’s Funding LLC / IHOP Funding LLC 2019-1A A2II, 4.723%, 06/05/2049	137,249	0.1
250,000 (2)	Arbor Realty Commercial Real Estate Notes 2021-FL4 D Ltd., 8.093%, (US0001M + 2.900%), 11/15/2036	237,806	0.1
300,000 (2)	Babson CLO Ltd. 2018-3A C, 7.150%, (US0003M + 1.900%), 07/20/2029	292,903	0.1
750,000 (2)	Benefit Street Partners CLO II Ltd. 2013-IIA BR2, 7.160%, (US0003M + 1.900%), 07/15/2029	748,159	0.3
400,000 (2)	Benefit Street Partners CLO Ltd. 2021-23A C, 7.455%, (US0003M + 2.200%), 04/25/2034	388,496	0.2
250,000 (2)	BlueMountain CLO Ltd. 2021-28A C, 7.260%, (US0003M + 2.000%), 04/15/2034	236,312	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
589,235 (2)	Domino’s Pizza Master Issuer LLC 2018-1A A2I, 4.116%, 07/25/2048	$559,934	0.2
1,000,000 (2)	Dryden Senior Loan Fund 2021-87A C, 7.279%, (US0003M + 1.900%), 05/20/2034	951,406	0.4
250,000 (2)	Invesco US CLO 2023-1A A1R Ltd., 8.520%, (TSFR3M + 0.000%), 04/22/2035	250,936	0.1
365,483 (2)	J.G. Wentworth XXXVIII LLC 2017-1A A, 3.990%, 08/16/2060	320,268	0.1
750,000 (2)	LCM XV L.P. 15A CR, 7.650%, (US0003M + 2.400%), 07/20/2030	726,638	0.3
750,000 (2)	LCM XXII Ltd. 22A BR, 7.250%, (US0003M + 2.000%), 10/20/2028	726,227	0.3
950,000 (2)	Magnetite XXVI Ltd. 2020-26A CR, 7.155%, (US0003M + 1.900%), 07/25/2034	909,607	0.4
179,763 (2)	Marlette Funding Trust 2022-3A A, 5.180%, 11/15/2032	178,743	0.1
294,833 (2)	Mill City Solar Loan 2019-2GS A Ltd., 3.690%, 07/20/2043	252,416	0.1
872,473 (2)	Mosaic Solar Loans 2017-2A A LLC, 3.820%, 06/22/2043	792,447	0.3
750,000 (2)	Neuberger Berman CLO XVII Ltd. 2014-17A CR2, 7.273%, (US0003M + 2.000%), 04/22/2029	721,181	0.3
1,000,000 (2)	Neuberger Berman Loan Advisers CLO 25 Ltd. 2017-25A CR, 7.012%, (US0003M + 1.750%), 10/18/2029	952,773	0.4
750,000 (2)	Neuberger Berman Loan Advisers CLO 33 Ltd. 2019-33A CR, 7.160%, (US0003M + 1.900%), 10/16/2033	717,230	0.3
500,000 (2)	NYACK Park CLO Ltd. 2021-1A C, 7.200%, (US0003M + 1.950%), 10/20/2034	469,911	0.2
250,000 (2)	Oak Hill Credit Partners 2021-8A C, 7.162%, (US0003M + 1.900%), 01/18/2034	239,221	0.1
580,000 (2)	Octagon Investment Partners 31 Ltd. 2017-1A CR, 7.300%, (US0003M + 2.050%), 07/20/2030	564,026	0.2
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
250,000 (2)	Octagon Loan Funding Ltd. 2014-1A CRR, 7.545%, (US0003M + 2.200%), 11/18/2031	$239,831	0.1
500,000 (2)	OSD CLO 2023-27A C Ltd., 8.053%, (TSFR3M + 3.000%), 04/16/2035	498,633	0.2
750,000 (2)	Palmer Square CLO 2023-1A C Ltd., 7.977%, (TSFR3M + 3.250%), 01/20/2036	755,708	0.3
550,000 (2)	Shackleton 2019-15A CR CLO Ltd., 7.410%, (US0003M + 2.150%), 01/15/2032	528,877	0.2
500,000 (2)	Silver Creek CLO Ltd. 2014-1A CR, 7.550%, (US0003M + 2.300%), 07/20/2030	486,640	0.2
383,997 (2)	Sunnova Helios IX Issuer LLC 2022-B A, 5.000%, 08/20/2049	368,051	0.2
298,713 (2)	Sunnova Helios XI Issuer LLC 2023-A A, 5.300%, 05/20/2050	289,054	0.1
277,453 (2)	Sunrun Xanadu Issuer 2019-1A A LLC, 3.980%, 06/30/2054	245,699	0.1
750,000 (2)	TCW CLO 2023-1A C Ltd., 8.291%, (TSFR3M + 3.500%), 04/28/2036	739,315	0.3
600,000 (2)	THL Credit Wind River 2017-3A CR Clo Ltd., 7.760%, (US0003M + 2.500%), 04/15/2035	572,500	0.3
1,691,812 (2)(4)	Towd Point Mortgage Trust 2015-4 M2, 3.750%, 04/25/2055	1,650,096	0.7
1,134,000 (2)	Wendy’s Funding LLC 2018-1A A2II, 3.884%, 03/15/2048	1,030,189	0.4
226,250 (2)	Wendy’s Funding LLC 2019-1A A2I, 3.783%, 06/15/2049	210,319	0.1
		18,988,801	7.9
	Student Loan Asset-Backed Securities: 0.9%
392,385 (2)	Navient Private Education Refi Loan Trust 2019-FA A2, 2.600%, 08/15/2068	360,156	0.1
172,489 (2)	Navient Private Education Refi Loan Trust 2019-GA A, 2.400%, 10/15/2068	158,866	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities (continued)
362,584 (2)	Navient Private Education Refi Loan Trust 2020-BA A2, 2.120%, 01/15/2069	$328,906	0.1
407,108 (2)	Navient Private Education Refi Loan Trust 2020-DA A, 1.690%, 05/15/2069	365,782	0.2
166,251 (2)	Navient Private Education Refi Loan Trust 2021-A A, 0.840%, 05/15/2069	144,347	0.1
133,791 (2)	Navient Private Education Refi Loan Trust 2021-BA A, 0.940%, 07/15/2069	115,649	0.0
600,000 (2)	Sofi Professional Loan Program 2019-C BFX LLC, 3.050%, 11/16/2048	491,392	0.2
203,302 (2)	SoFi Professional Loan Program 2020-C AFX Trust, 1.950%, 02/15/2046	182,247	0.1
		2,147,345	0.9
	Total Asset-Backed Securities (Cost $24,642,631)	23,548,350	9.8
SOVEREIGN BONDS: 2.0%
BRL 730,000	Brazil Notas do Tesouro Nacional Serie B, 6.000%, 05/15/2055	684,042	0.3
BRL 790,000	Brazil Notas do Tesouro Nacional Series B, 6.000%, 08/15/2050	746,192	0.3
275,000	Chile Government International Bond, 2.450%, 01/31/2031	237,670	0.1
MXN 27,250,000 (1)	Mexican Bonos, 7.750%, 05/29/2031	1,506,638	0.6
200,000	Mexico Government International Bond, 6.338%, 05/04/2053	204,232	0.1
ZAR 25,575,000	Republic of South Africa Government Bond, 8.875%, 02/28/2035	1,113,974	0.5
250,000	Republic of South Africa Government International Bond, 4.850%, 09/30/2029	220,399	0.1
200,000 (10)	Russian Foreign Bond - Eurobond, 4.375%, 03/21/2029	89,000	0.0
350,000 (10)	Ukraine Government International Bond, 7.750%, 09/01/2027	84,476	0.0
	Total Sovereign Bonds (Cost $4,951,099)	4,886,623	2.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: 42.0%
	Communication Services: 3.3%
1,465 (11)	Activision Blizzard, Inc.	$123,500	0.1
15,262 (11)	Alphabet, Inc. - Class A	1,826,861	0.8
27,652	AT&T, Inc.	441,049	0.2
13,337	Comcast Corp. - Class A	554,152	0.2
850	Deutsche Telekom AG	18,546	0.0
2,368	Electronic Arts, Inc.	307,130	0.1
897	Elisa OYJ	47,886	0.0
24,000	HKT Trust & HKT Ltd. - Stapled Security	27,945	0.0
3,318	Iridium Communications, Inc.	206,114	0.1
25,251	Koninklijke KPN NV	90,146	0.0
6,745 (11)	Meta Platforms, Inc.	1,935,680	0.8
2,048 (11)	NetFlix, Inc.	902,124	0.4
1,600	Nintendo Co., Ltd.	72,941	0.0
57,500	Nippon Telegraph & Telephone Corp.	68,040	0.0
9,829	Orange SA	114,866	0.1
8,313 (11)	Pinterest, Inc.	227,277	0.1
11,000	SoftBank Corp.	117,538	0.1
11,317	Spark New Zealand Ltd.	35,414	0.0
145	Swisscom AG	90,501	0.1
11,865	Telefonica Deutschland Holding AG	33,394	0.0
2,979	Telefonica S.A.	12,095	0.0
4,300	Telstra Group Ltd.	12,336	0.0
14,925	Verizon Communications, Inc.	555,061	0.2
		7,820,596	3.3
	Consumer Discretionary: 4.2%
27,192 (11)	Amazon.com, Inc.	3,544,749	1.5
976	Bayerische Motoren Werke AG	120,055	0.1
1,639	BorgWarner, Inc.	80,164	0.0
1,800	Bridgestone Corp.	73,947	0.0
296 (11)	Chipotle Mexican Grill, Inc.	633,144	0.3
862	Compass Group PLC	24,139	0.0
362	D.R. Horton, Inc.	44,052	0.0
5,984	eBay, Inc.	267,425	0.1
3,552 (11)	Expedia Group, Inc.	388,553	0.2
10,994	Ford Motor Co.	166,339	0.1
3,943	General Motors Co.	152,042	0.1
6,524	Gentex Corp.	190,892	0.1
1,500	Genuine Parts Co.	253,845	0.1
2,622	H&R Block, Inc.	83,563	0.0
2,100	Honda Motor Co., Ltd.	63,617	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
2,072	Industria de Diseno Textil SA	$80,369	0.0
4,171	LKQ Corp.	243,044	0.1
1,382 (11)	Lululemon Athletica, Inc.	523,087	0.2
1,569	McDonald’s Corp.	468,205	0.2
1,700 (1)	McDonald’s Holdings Co. Japan Ltd.	66,094	0.0
1,638	Mercedes-Benz Group AG	131,845	0.1
1,661	Nike, Inc. - Class B	183,325	0.1
7,491	Pearson PLC	78,535	0.0
318	Ralph Lauren Corp.	39,209	0.0
3,904	Ross Stores, Inc.	437,756	0.2
4,400	Sekisui House Ltd.	88,878	0.0
5,767	Starbucks Corp.	571,279	0.2
4,900	Subaru Corp.	92,285	0.1
1,896 (11)	Tesla, Inc.	496,316	0.2
725	Texas Roadhouse, Inc.	81,403	0.0
2,541	TJX Cos., Inc.	215,451	0.1
9,752	Wendy’s Company	212,106	0.1
505	Wynn Resorts Ltd.	53,333	0.0
		10,149,046	4.2
	Consumer Staples: 2.9%
8,240	Altria Group, Inc.	373,272	0.2
5,531	British American Tobacco PLC	183,770	0.1
2,182	Church & Dwight Co., Inc.	218,702	0.1
5,577	Coca-Cola Co.	335,847	0.1
6,864	Conagra Brands, Inc.	231,454	0.1
3,447	Constellation Brands, Inc.	848,410	0.4
2,097	Danone	128,512	0.1
2,962	Estee Lauder Cos., Inc.	581,677	0.3
7,963	Flowers Foods, Inc.	198,119	0.1
3,811	General Mills, Inc.	292,304	0.1
4,536	Imperial Brands PLC	100,402	0.0
5,100 (1)	Japan Tobacco, Inc.	111,721	0.0
421 (1)	JDE Peet’s NV	12,523	0.0
2,185	Keurig Dr Pepper, Inc.	68,325	0.0
1,562	Kimberly-Clark Corp.	215,650	0.1
4,500 (1)	Kirin Holdings Co., Ltd.	65,712	0.0
3,840	Koninklijke Ahold Delhaize NV	130,918	0.1
13,319	Mondelez International, Inc.	971,488	0.4
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples (continued)
1,727	PepsiCo, Inc.	$319,875	0.1
5,327	Philip Morris International, Inc.	520,022	0.2
2,447	Procter & Gamble Co.	371,308	0.2
904	Reckitt Benckiser Group PLC	67,936	0.0
3,669	Tesco PLC	11,574	0.0
435	Unilever PLC - ULVRL	22,652	0.0
3,369	Walmart, Inc.	529,539	0.2
		6,911,712	2.9
	Energy: 1.5%
1,408	Aker BP ASA	33,034	0.0
3,273	Ampol Ltd.	65,383	0.0
7,144	Baker Hughes Co.	225,822	0.1
39,801	BP PLC	231,737	0.1
1,599	Cheniere Energy, Inc.	243,623	0.1
2,044	ConocoPhillips	211,779	0.1
938	Diamondback Energy, Inc.	123,216	0.0
2,795	DT Midstream, Inc.	138,548	0.1
24,500	ENEOS Holdings, Inc.	84,212	0.1
8,532	ENI S.p.A.	122,830	0.1
2,391	EOG Resources, Inc.	273,626	0.1
3,839	Exxon Mobil Corp.	411,733	0.2
6,778	Galp Energia SGPS SA	79,207	0.0
3,100	Idemitsu Kosan Co., Ltd.	62,202	0.0
1,689	Marathon Petroleum Corp.	196,937	0.1
317	OMV AG	13,460	0.0
2,758	Phillips 66	263,058	0.1
589	Pioneer Natural Resources Co.	122,029	0.0
6,748 (1)	Repsol SA	98,143	0.1
2,397	Shell PLC	71,507	0.0
2,668	Targa Resources Corp.	203,035	0.1
615	TotalEnergies SE	35,304	0.0
2,367	Valero Energy Corp.	277,649	0.1
		3,588,074	1.5
	Financials: 5.9%
1,637	Aflac, Inc.	114,263	0.1
3,716	AGNC Investment Corp.	37,643	0.0
934	Allianz SE	217,551	0.1
1,129	Allstate Corp.	123,106	0.1
451	American Financial Group, Inc.	53,556	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
5,577	American International Group, Inc.	$320,901	0.1
602	Ameriprise Financial, Inc.	199,960	0.1
9,321	ANZ Group Holdings Ltd.	147,550	0.1
1,027	Aon PLC	354,520	0.2
2,694	Assicurazioni Generali S.p.A.	54,785	0.0
419	Assurant, Inc.	52,677	0.0
17,585	Aviva PLC	88,475	0.1
3,338	Axis Capital Holdings Ltd.	179,685	0.1
11,559	Banco Bilbao Vizcaya Argentaria SA	88,805	0.1
10,305	Bank Hapoalim BM	84,981	0.0
11,852	Bank Leumi Le-Israel BM	88,814	0.1
356 (1)	Banque Cantonale Vaudoise	37,603	0.0
28,000	BOC Hong Kong Holdings Ltd.	85,773	0.0
3,401	Brown & Brown, Inc.	234,125	0.1
5,540	Citigroup, Inc.	255,062	0.1
1,874	CME Group, Inc.	347,234	0.1
3,905	CNO Financial Group, Inc.	92,431	0.0
3,339	Commerce Bancshares, Inc.	162,609	0.1
4,182 (11)	Danske Bank A/S	101,859	0.1
1,164	Edenred	77,970	0.0
988	Erie Indemnity Co.	207,490	0.1
624	Everest Re Group Ltd.	213,321	0.1
4,230	First Hawaiian, Inc.	76,182	0.0
457	Goldman Sachs Group, Inc.	147,401	0.1
3,538	Hancock Whitney Corp.	135,788	0.1
900	Hang Seng Bank Ltd.	12,830	0.0
1,113	Hanover Insurance Group, Inc.	125,802	0.1
3,765	Hartford Financial Services Group, Inc.	271,155	0.1
41,483	HSBC Holdings PLC	328,457	0.2
21,420	Insurance Australia Group Ltd.	81,458	0.0
2,510	International Bancshares Corp.	110,942	0.1
51,220	Intesa Sanpaolo SpA	134,286	0.1
14,414	Israel Discount Bank Ltd.	72,010	0.0
9,800	Japan Post Bank Co. Ltd.	76,423	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
7,000	Japan Post Holdings Co. Ltd.	$50,311	0.0
344	JPMorgan Chase & Co.	50,031	0.0
18,701	Legal & General Group PLC	54,145	0.0
4,361	Loews Corp.	258,956	0.1
1,440	LPL Financial Holdings, Inc.	313,099	0.1
30,362	M&G PLC	73,891	0.0
144	MarketAxess Holdings, Inc.	37,645	0.0
4,065	Marsh & McLennan Cos., Inc.	764,545	0.3
30,187	Medibank Pvt Ltd.	70,909	0.0
6,789 (1)	Mediobanca Banca di Credito Finanziario SpA	81,281	0.0
4,725	Metlife, Inc.	267,104	0.1
8,105	MGIC Investment Corp.	127,978	0.1
13,400	Mitsubishi HC Capital, Inc.	79,561	0.0
1,639	Mizrahi Tefahot Bank Ltd.	54,808	0.0
1,563	Morgan Stanley	133,480	0.1
2,600	MS&AD Insurance Group Holdings, Inc.	92,072	0.1
215	Muenchener Rueckversicherungs- Gesellschaft AG	80,714	0.0
1,373	Nasdaq, Inc.	68,444	0.0
27,423	NatWest Group PLC	83,818	0.0
2,326	NN Group NV	86,103	0.0
1,394	Nordea Bank Abp	15,184	0.0
10,066	Old Republic International Corp.	253,361	0.1
9,941	Phoenix Group Holdings PLC	67,260	0.0
2,164	Prosperity Bancshares, Inc.	122,223	0.1
598	Reinsurance Group of America, Inc.	82,937	0.0
23,427	Rithm Capital Corp.	219,043	0.1
2,040	Sampo OYJ	91,622	0.1
2,100	Sompo Holdings, Inc.	94,225	0.1
700	Sumitomo Mitsui Financial Group, Inc.	30,002	0.0
2,400	Sumitomo Mitsui Trust Holdings, Inc.	85,141	0.0
5,277	Suncorp Group Ltd.	47,415	0.0
996	Talanx AG	57,181	0.0
6,800	Tradeweb Markets, Inc.	465,664	0.2
1,714	Travelers Cos, Inc.	297,653	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
3,103	Tryg A/S	$67,199	0.0
5,643	Unum Group	269,171	0.1
6,277	US Bancorp	207,392	0.1
5,209	Virtu Financial, Inc.	89,022	0.0
9,379	Visa, Inc. - Class A	2,227,325	0.9
6,757	Wells Fargo & Co.	288,389	0.1
8,044	Westpac Banking Corp.	114,536	0.1
1,081	Willis Towers Watson PLC	254,576	0.1
1,089	Wintrust Financial Corp.	79,083	0.0
391 (1)	Zurich Insurance Group AG	185,994	0.1
		14,135,976	5.9
	Health Care: 6.0%
4,268	Abbott Laboratories	465,297	0.2
1,539	AbbVie, Inc.	207,350	0.1
319	Agilent Technologies, Inc.	38,360	0.0
803	AmerisourceBergen Corp.	154,521	0.1
1,264	Amgen, Inc.	280,633	0.1
1,000	Astellas Pharma, Inc.	14,892	0.0
10,874 (11)	Boston Scientific Corp.	588,175	0.2
7,621	Bristol-Myers Squibb Co.	487,363	0.2
2,500	Cardinal Health, Inc.	236,425	0.1
2,990	Cigna Corp.	838,994	0.3
5,462	CVS Health Corp.	377,588	0.2
4,795 (11)	DexCom, Inc.	616,205	0.3
2,051	Elevance Health, Inc.	911,239	0.4
3,734	Eli Lilly & Co.	1,751,171	0.7
5,221	Gilead Sciences, Inc.	402,382	0.2
10,479	GSK PLC	185,715	0.1
1,578	HCA Healthcare, Inc.	478,891	0.2
1,964	Hikma Pharmaceuticals PLC	47,263	0.0
538	Humana, Inc.	240,556	0.1
2,457 (11)	Intuitive Surgical, Inc.	840,147	0.3
6,438	Johnson & Johnson	1,065,618	0.4
670	McKesson Corp.	286,298	0.1
2,132	Medtronic PLC	187,829	0.1
5,955	Merck & Co., Inc.	687,147	0.3
3,776	Novartis AG	380,694	0.2
109	Novo Nordisk A/S	17,608	0.0
3,400	Ono Pharmaceutical Co., Ltd.	61,348	0.0
1,029	Orion Oyj	42,705	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
1,500	Otsuka Holdings Co. Ltd.	$55,023	0.0
16,519	Pfizer, Inc.	605,917	0.3
85	Roche Holding AG-GENUSSCHEIN	25,965	0.0
2,524	Sanofi	271,724	0.1
1,540	Stryker Corp.	469,839	0.2
4,600	Takeda Pharmaceutical Co., Ltd.	144,544	0.1
604	UnitedHealth Group, Inc.	290,307	0.1
1,776 (11)	Vertex Pharmaceuticals, Inc.	624,992	0.3
		14,380,725	6.0
	Industrials: 4.4%
1,782 (1)	ACS Actividades de Construccion y Servicios SA	62,662	0.0
468	Acuity Brands, Inc.	76,321	0.0
2,700	AECOM	228,663	0.1
1,776	Ametek, Inc.	287,499	0.1
30,458	Aurizon Holdings Ltd.	79,685	0.1
1,080	Automatic Data Processing, Inc.	237,373	0.1
9,612	BAE Systems PLC	113,338	0.1
2,321	Booz Allen Hamilton Holding Corp.	259,024	0.1
397	Bouygues SA	13,337	0.0
7,923	Brambles Ltd.	76,184	0.0
2,161	Bureau Veritas SA	59,287	0.0
700	Central Japan Railway Co.	87,704	0.1
475	Cintas Corp.	236,113	0.1
10,243	CSX Corp.	349,286	0.2
1,800	Dai Nippon Printing Co., Ltd.	51,130	0.0
239	Dassault Aviation SA	47,884	0.0
1,233	DCC PLC	68,976	0.0
1,399	Donaldson Co., Inc.	87,451	0.0
518	Eiffage SA	54,084	0.0
289	Elbit Systems Ltd.	60,491	0.0
3,403	Emerson Electric Co.	307,597	0.1
1,952 (1)	Ferrovial SE	61,707	0.0
3,207	Fortive Corp.	239,787	0.1
629	General Electric Co.	69,096	0.0
5,952	Genpact Ltd.	223,617	0.1
3,909	Getlink SE	66,523	0.0
2,100	Hankyu Hanshin Holdings, Inc.	69,435	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
9,316	Ingersoll Rand, Inc.	$608,894	0.3
1,100	Jardine Matheson Holdings Ltd.	55,198	0.0
4,174	Johnson Controls International plc	284,416	0.1
5,200	Kajima Corp.	78,513	0.1
2,687	Leidos Holdings, Inc.	237,746	0.1
144	Lockheed Martin Corp.	66,295	0.0
2,250	MSC Industrial Direct Co.	214,380	0.1
12,500	MTR Corp.	57,545	0.0
9,600	Obayashi Corp.	83,024	0.1
1,009	Old Dominion Freight Line	373,078	0.2
630	Otis Worldwide Corp.	56,076	0.0
1,650	Parker Hannifin Corp.	643,566	0.3
1,869	Paychex, Inc.	209,085	0.1
2,927	Quanta Services, Inc.	575,009	0.2
2,246	Relx PLC (GBP Exchange)	74,928	0.0
590	Robert Half International, Inc.	44,380	0.0
414	Rockwell Automation, Inc.	136,392	0.1
5,776	Rollins, Inc.	247,386	0.1
3,397	Schneider National, Inc.	97,562	0.1
2,022	Science Applications International Corp.	227,434	0.1
1,300	Secom Co., Ltd.	87,982	0.1
1,039	Sensata Technologies Holding PLC	46,745	0.0
22,000	SITC International Holdings Co. Ltd.	40,286	0.0
3,749	Smiths Group PLC	78,436	0.0
201	Snap-On, Inc.	57,926	0.0
2,300	Taisei Corp.	80,358	0.1
504	Thales S.A.	75,514	0.0
2,700	Tobu Railway Co., Ltd.	72,395	0.0
741	TransDigm Group, Inc.	662,580	0.3
9,350 (1)	Transurban Group - Stapled Security	89,025	0.1
315	United Parcel Service, Inc. - Class B	56,464	0.0
931	Verisk Analytics, Inc.	210,434	0.1
2,031	Westinghouse Air Brake Technologies Corp.	222,740	0.1
7,429 (11)	WillScot Mobile Mini Holdings Corp.	355,032	0.2
545	Wolters Kluwer NV	69,201	0.0
322	WW Grainger, Inc.	253,926	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
3,000	Yamato Holdings Co., Ltd.	$54,377	0.0
		10,458,582	4.4
	Information Technology: 10.0%
4,193 (11)	Advanced Micro Devices, Inc.	477,625	0.2
2,495	Amdocs Ltd.	246,631	0.1
26,175	Apple, Inc.	5,077,165	2.1
12,284	Cisco Systems, Inc.	635,574	0.3
5,115	Corning, Inc.	179,230	0.1
2,439 (11)	Crowdstrike Holdings, Inc.	358,216	0.2
4,080 (11)	Datadog, Inc.	401,390	0.2
2,671	Dolby Laboratories, Inc.	223,509	0.1
1,823 (11)	Enphase Energy, Inc.	305,316	0.1
10,124	Hewlett Packard Enterprise Co.	170,083	0.1
1,587	Intuit, Inc.	727,148	0.3
969	Jabil, Inc.	104,584	0.1
7,886	Juniper Networks, Inc.	247,068	0.1
2,861 (11)	Keysight Technologies, Inc.	479,074	0.2
5,445 (11)	Lattice Semiconductor Corp.	523,101	0.2
9,111	Micron Technology, Inc.	574,995	0.2
19,178	Microsoft Corp.	6,530,876	2.7
1,145 (11)	MongoDB, Inc.	470,584	0.2
3,173	NetApp, Inc.	242,417	0.1
6,867	Nvidia Corp.	2,904,878	1.2
800	Oracle Corp. Japan	59,499	0.0
4,102 (11)	Palo Alto Networks, Inc.	1,048,102	0.4
1,270	Qualcomm, Inc.	151,181	0.1
3,410 (11)	Salesforce, Inc.	720,397	0.3
236	Texas Instruments, Inc.	42,485	0.0
6,682	The Sage Group PLC	78,493	0.1
200	Trend Micro, Inc.	9,681	0.0
484	Universal Display Corp.	69,759	0.0
3,245 (11)	Workday, Inc.	733,013	0.3
		23,792,074	10.0
	Materials: 1.1%
447	Air Products & Chemicals, Inc.	133,890	0.1
8,330	Amcor PLC	83,133	0.0
1,957	Aptargroup, Inc.	226,738	0.1
11,600	Asahi Kasei Corp.	78,544	0.1
2,798	BASF SE	135,936	0.1
2,864	BHP Group Ltd.	86,098	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials (continued)
5,908	Dow, Inc.	$314,660	0.1
789	Evonik Industries AG	15,034	0.0
4,762	FMC Corp.	496,867	0.2
13,538	Glencore PLC	76,759	0.0
1,096	Holcim AG	73,878	0.0
12,255	ICL Group Ltd.	67,265	0.0
200	Nitto Denko Corp.	14,845	0.0
2,354	OCI NV	56,541	0.0
11,100	Oji Holdings Corp.	41,504	0.0
485	PPG Industries, Inc.	71,925	0.0
728	Reliance Steel & Aluminum Co.	197,718	0.1
2,328	Rio Tinto Ltd.	178,278	0.1
208	Solvay S.A.	23,259	0.0
5,900	Sumitomo Chemical Co., Ltd.	17,933	0.0
6,100	Tosoh Corp.	72,152	0.0
4,429	WestRock Co.	128,751	0.1
2,047	Yara International ASA	72,324	0.0
		2,664,032	1.1
	Real Estate: 1.2%
1,641	Agree Realty Corp.	107,305	0.1
424	Alexandria Real Estate Equities, Inc.	48,120	0.0
15,500	CK Asset Holdings Ltd.	86,130	0.1
1,777	CubeSmart	79,361	0.0
3,500	Daiwa House Industry Co., Ltd.	92,477	0.1
540	EastGroup Properties, Inc.	93,744	0.0
739	First Industrial Realty Trust, Inc.	38,901	0.0
4,834	Gaming and Leisure Properties, Inc.	234,256	0.1
20,000	Hang Lung Properties Ltd.	30,949	0.0
3,905	Highwoods Properties, Inc.	93,369	0.0
3,914	Iron Mountain, Inc.	222,393	0.1
3,910	Kilroy Realty Corp.	117,652	0.1
12,000	Link REIT	66,806	0.0
5,493	NNN REIT, Inc.	235,045	0.1
1,500	Nomura Real Estate Holdings, Inc.	35,662	0.0
5,804	ProLogis, Inc.	711,744	0.3
22,000	Sino Land Co.	27,084	0.0
7,800 (1)	Swire Properties Ltd.	19,218	0.0
8,606	VICI Properties, Inc.	270,487	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate (continued)
3,484	WP Carey, Inc.	$235,379	0.1
		2,846,082	1.2
	Utilities: 1.5%
722	Ameren Corp.	58,966	0.0
3,354	American Electric Power Co., Inc.	282,407	0.1
1,544	Atmos Energy Corp.	179,629	0.1
2,200	Chubu Electric Power Co., Inc.	26,839	0.0
3,000	CLP Holdings Ltd.	23,366	0.0
1,965	Consolidated Edison, Inc.	177,636	0.1
2,317	DTE Energy Co.	254,916	0.1
3,602	Duke Energy Corp.	323,244	0.1
4,076	Edison International	283,078	0.1
2,836 (1)	Enagas	55,738	0.0
2,325 (1)	Endesa S.A.	49,959	0.0
15,512	Iberdrola S.A. - IBEE	202,569	0.1
1,400	Kansai Electric Power Co., Inc.	17,565	0.0
2,445	National Fuel Gas Co.	125,575	0.1
11,149	National Grid PLC	147,818	0.1
5,422	NextEra Energy, Inc.	402,312	0.2
2,073	NiSource, Inc.	56,697	0.0
1,600	ONE Gas, Inc.	122,896	0.0
4,400	Osaka Gas Co., Ltd.	67,442	0.0
12,500	Power Assets Holdings Ltd.	65,618	0.0
4,326 (1)	Redeia Corp. SA	72,751	0.1
2,058	Sempra Energy	299,624	0.1
13,413	Snam SpA	70,101	0.0
10,529 (1)	Terna - Rete Elettrica Nazionale	89,804	0.1
3,373	Xcel Energy, Inc.	209,699	0.1
		3,666,249	1.5
	Total Common Stock (Cost $88,881,720)	100,413,148	42.0
EXCHANGE-TRADED FUNDS: 0.1%
2,180	iShares MSCI EAFE Value Index ETF	106,689	0.1
417	iShares Russell 1000 Value ETF	65,815	0.0
	Total Exchange-Traded Funds (Cost $164,001)	172,504	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 2.0%
	Affiliated Investment Companies: 2.0%
172,895	Voya VACS Series EMHCD Fund	$1,747,966	0.7
295,260	Voya VACS Series HYB Fund	2,964,414	1.3
	Total Mutual Funds (Cost $4,682,183)	4,712,380	2.0
PREFERRED STOCK: 0.2%
	Consumer Staples: 0.0%
909	Henkel AG & Co. KGaA	72,699	0.0

	Financials: 0.2%
50 (11)(12)	Fannie Mae	313,500	0.2
	Total Preferred Stock (Cost $4,161,373)	386,199	0.2
PURCHASED OPTIONS(13): 0.1%
	Total Purchased Options (Cost $340,571)	167,438	0.1
	Total Long-Term Investments (Cost $245,911,262)	240,055,404	100.3

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.7%
	Commercial Paper: 0.8%
700,000	Dominion Resources, Inc., 5.530%, 08/08/2023	695,886	0.3
1,000,000	Enbridge (US) Inc., 5.580%, 07/19/2023	997,106	0.4
370,000	HP, Inc., 5.440%, 07/24/2023	368,680	0.1
	Total Commercial Paper (Cost $2,061,969)	2,061,672	0.8

	Repurchase Agreements: 1.9%
1,080,775 (14)	Bank of America Inc., Repurchase Agreement dated 06/30/23, 5.06%, due 07/03/23 (Repurchase Amount $1,081,224, collateralized by various U.S. Government Agency Obligations, 2.000%-6.500%, Market Value plus accrued interest $1,102,391, due 04/01/35-09/01/61)	1,080,775	0.5
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
192,766 (14)	Citigroup, Inc., Repurchase Agreement dated 06/30/23, 5.07%, due 07/03/23 (Repurchase Amount $192,846, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $196,621, due 10/31/24-08/20/67)	$192,766	0.1
1,080,775 (14)	HSBC Securities USA, Repurchase Agreement dated 06/30/23, 5.06%, due 07/03/23 (Repurchase Amount $1,081,224, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $1,102,391, due 08/15/23-11/15/57)	1,080,775	0.4
1,080,775 (14)	Jefferies LLC, Repurchase Agreement dated 06/30/23, 5.17%, due 07/03/23 (Repurchase Amount $1,081,234, collateralized by various U.S. Government Agency Obligations, 0.000%-5.050%, Market Value plus accrued interest $1,102,393, due 07/28/23-06/21/28)	1,080,775	0.4
1,080,775 (14)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/23, 5.06%, due 07/03/23 (Repurchase Amount $1,081,224, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,102,390, due 07/31/23-05/20/53)	1,080,775	0.5
	Total Repurchase Agreements (Cost $4,515,866)	4,515,866	1.9

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 1.0%
2,290,000 (15)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 5.030% (Cost $2,290,000)	$2,290,000	1.0
	Total Short-Term Investments (Cost $8,867,835)	8,867,538	3.7
	Total Investments in Securities (Cost $254,779,097)	$248,922,942	104.0
	Liabilities in Excess of Other Assets	(9,623,199)	(4.0)
	Net Assets	$239,299,743	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Security, or a portion of the security, is on loan.

(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(3)
All or a portion of this security is payment-in-kind (“PIK”) which may pay interest or additional principal at the issuer’s discretion. Rates shown are the current rate and possible payment rates.

(4)
Variable rate security. Rate shown is the rate in effect as of June 30, 2023.

(5)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(6)
Represents or includes a TBA transaction.

(7)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

(8)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(9)
Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2023.

(10)
Defaulted security.

(11)
Non-income producing security.

(12)
Preferred Stock may be called prior to convertible date.

(13)
The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.

(14)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(15)
Rate shown is the 7-day yield as of June 30, 2023.

Currency Abbreviations:
BRL    Brazilian Real
MXN   Mexican Peso
ZAR    South African Rand
Reference Rate Abbreviations:
SOFR30A   30-day Secured Overnight Financing Rate
TSFR1M    1-month CME Term Secured Overnight Financing Rate
TSFR3M    3-month CME Term Secured Overnight Financing Rate
US0001M   1-month LIBOR
US0003M   3-month LIBOR

Investment Type Allocation as of June 30, 2023 (as a percentage of net assets)

Common Stock	42.0%
Collateralized Mortgage Obligations	14.2%
Corporate Bonds/Notes	12.5%
Commercial Mortgage-Backed Securities	10.8%
Asset-Backed Securities	9.8%
U.S. Treasury Obligations	3.7%
U.S. Government Agency Obligations	2.9%
Sovereign Bonds	2.0%
Mutual Funds	2.0%
Preferred Stock	0.2%
Exchange-Traded Funds	0.1%
Purchased Options	0.1%
Liabilities in Excess of Other Assets,*	(0.3)%
Net Assets	100.0%
* Includes short-term investments and exchange-traded funds.
Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2023 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Common Stock
Communication Services	$7,078,948	$741,648	$—	$7,820,596
Consumer Discretionary	9,395,376	753,670	—	10,149,046
Consumer Staples	6,088,515	823,197	—	6,911,712
Energy	2,691,055	897,019	—	3,588,074
Financials	10,692,974	3,443,002	—	14,135,976
Health Care	13,133,244	1,247,481	—	14,380,725
Industrials	8,606,278	1,852,304	—	10,458,582
Information Technology	23,644,401	147,673	—	23,792,074
Materials	1,653,682	1,010,350	—	2,664,032
Real Estate	2,487,756	358,326	—	2,846,082
Utilities	2,776,679	889,570	—	3,666,249
Total Common Stock	88,248,908	12,164,240	—	100,413,148
Exchange-Traded Funds	172,504	—	—	172,504
Mutual Funds	4,712,380	—	—	4,712,380
Preferred Stock	—	386,199	—	386,199
Purchased Options	44,869	122,569	—	167,438
Corporate Bonds/Notes	—	29,877,073	—	29,877,073
Collateralized Mortgage Obligations	—	34,033,085	—	34,033,085
Asset-Backed Securities	—	23,548,350	—	23,548,350
U.S. Government Agency Obligations	—	7,047,990	—	7,047,990
Commercial Mortgage-Backed Securities	—	25,945,817	17,103	25,962,920
Sovereign Bonds	—	4,886,623	—	4,886,623
U.S. Treasury Obligations	—	8,847,694	—	8,847,694
Short-Term Investments	2,290,000	6,577,538	—	8,867,538
Total Investments, at fair value	$95,468,661	$153,437,178	$17,103	$248,922,942
Other Financial Instruments+
Centrally Cleared Swaps	—	648,370	—	648,370
Forward Foreign Currency Contracts	—	229,904	—	229,904
Forward Premium Swaptions	—	59,988	—	59,988
Futures	142,296	—	—	142,296
Total Assets	$95,610,957	$154,375,440	$17,103	$250,003,500
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(1,326,210)	$—	$(1,326,210)
Forward Foreign Currency Contracts	—	(343,001)	—	(343,001)
Forward Premium Swaptions	—	(104,888)	—	(104,888)
Futures	(1,543,580)	—	—	(1,543,580)
Written Options	(39,652)	(906,923)	—	(946,575)
Total Liabilities	$(1,583,232)	$(2,681,022)	$—	$(4,264,254)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2023 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2023, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2023	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Hard Currency Debt Fund - Class P	$1,673,026	$8,094	$(2,113,642)	$432,522	$—	$12,931	$(429,062)	$—
Voya High Yield Bond Fund - Class P	2,811,853	16,025	(3,220,000)	392,122	—	30,023	(362,616)	—
Voya VACS Series HYB Fund	—	2,953,122	—	11,292	2,964,414	81,734	—	—
Voya VACS Series EMHCD Fund	—	1,729,061	—	18,905	1,747,966	39,643	—	—
	$4,484,879	$4,706,302	$(5,333,642)	$854,841	$4,712,380	$164,331	$(791,678)	$—
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2023, the following forward foreign currency contracts were outstanding for Voya Balanced Income Portfolio:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 709,130	MXN 12,274,693	Bank of America N.A.	07/14/23	$(6,471)
CAD 299,787	USD 227,458	Bank of America N.A.	08/18/23	(995)
USD 1,151,107	CAD 1,523,986	Bank of America N.A.	08/18/23	(131)
USD 307,048	GBP 240,919	Bank of America N.A.	08/18/23	1,005
USD 207,866	NOK 2,208,419	Bank of America N.A.	08/18/23	1,765
USD 962,566	NZD 1,560,327	Bank of America N.A.	08/18/23	5,184
USD 1,172,845	CAD 1,544,907	Bank of America N.A.	08/18/23	5,803
USD 1,333,693	GBP 1,054,377	Barclays Bank PLC	08/18/23	(5,701)
EUR 2,078,591	USD 2,283,831	Barclays Bank PLC	08/18/23	(10,357)
BRL 94,141	USD 18,649	BNP Paribas	07/14/23	974
USD 102,118	EUR 93,266	BNP Paribas	08/18/23	107
USD 418,064	EUR 382,233	BNP Paribas	08/18/23	(149)
AUD 1,689,168	USD 1,118,693	BNP Paribas	08/18/23	8,084
USD 360,213	CAD 475,977	BNP Paribas	08/18/23	769
NZD 1,632,910	USD 1,003,176	BNP Paribas	08/18/23	(1,259)
NOK 10,148,252	USD 945,246	BNP Paribas	08/18/23	1,837
USD 961,523	NZD 1,558,458	BNP Paribas	08/18/23	5,287
USD 1,929,633	EUR 1,766,787	BNP Paribas	08/18/23	(2,804)
USD 445,286	EUR 404,069	BNP Paribas	08/18/23	3,333
EUR 1,533,973	USD 1,685,018	BNP Paribas	08/18/23	(7,223)
EUR 386,887	USD 423,107	BNP Paribas	08/18/23	53
CAD 1,046,319	USD 796,703	BNP Paribas	08/18/23	(6,301)
CAD 66,791	USD 50,543	BNP Paribas	08/18/23	(88)
USD 1,019,978	NOK 10,980,346	BNP Paribas	08/18/23	(4,760)
CHF 1,309,980	USD 1,474,426	BNP Paribas	08/18/23	(3,661)
USD 349,594	EUR 319,355	BNP Paribas	08/18/23	297
USD 1,311,716	AUD 1,940,858	BNP Paribas	08/18/23	17,047
NZD 2,594,036	USD 1,598,221	BNP Paribas	08/18/23	(6,578)
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2023 (Unaudited) (continued)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 692,613	EUR 633,037	BNP Paribas	08/18/23	$(12)
USD 1,221,296	BRL 6,128,160	Citibank N.A.	07/14/23	(56,087)
EUR 423,217	USD 461,280	Citibank N.A.	08/18/23	1,617
EUR 281,235	USD 306,396	Citibank N.A.	08/18/23	1,208
NZD 813,059	USD 504,611	Citibank N.A.	08/18/23	(5,736)
USD 814,228	AUD 1,203,715	Citibank N.A.	08/18/23	11,277
USD 540,376	NZD 875,006	Citibank N.A.	08/18/23	3,492
USD 235,093	AUD 352,088	Citibank N.A.	08/18/23	(197)
USD 122,692	SEK 1,317,809	Citibank N.A.	08/18/23	238
EUR 800,358	USD 879,256	Citibank N.A.	08/18/23	(3,859)
SEK 1,414,144	USD 132,232	Citibank N.A.	08/18/23	(827)
USD 405,744	NOK 4,344,229	Citibank N.A.	08/18/23	(1,143)
CAD 440,484	USD 335,217	Citibank N.A.	08/18/23	(2,469)
USD 375,811	SEK 4,042,737	Citibank N.A.	08/18/23	1,494
USD 481,933	NZD 781,654	Citibank N.A.	08/18/23	2,327
AUD 3,538,496	USD 2,392,818	Citibank N.A.	08/18/23	(32,427)
USD 190,895	AUD 286,126	Citibank N.A.	08/18/23	(314)
MXN 12,066,730	USD 704,516	Goldman Sachs International	07/14/23	(1,038)
MXN 23,774,945	USD 1,384,494	Goldman Sachs International	07/14/23	7,361
USD 153,973	BRL 754,174	Goldman Sachs International	07/14/23	(3,231)
USD 739,567	AUD 1,086,208	Goldman Sachs International	08/18/23	15,000
AUD 375,353	USD 251,076	Goldman Sachs International	08/18/23	(693)
USD 379,262	CAD 498,663	Goldman Sachs International	08/18/23	2,566
JPY 65,975,828	USD 460,696	Goldman Sachs International	08/18/23	(140)
GBP 592,638	USD 757,619	Goldman Sachs International	08/18/23	(4,781)
SEK 1,720,833	USD 161,900	Goldman Sachs International	08/18/23	(1,997)
JPY 84,737,273	USD 602,782	Goldman Sachs International	08/18/23	(11,258)
USD 1,046,951	GBP 829,196	Goldman Sachs International	08/18/23	(6,391)
USD 386,200	SEK 4,150,505	Goldman Sachs International	08/18/23	527
USD 1,363,881	MXN 24,595,199	Morgan Stanley Capital Services LLC	07/14/23	(69,992)
MXN 5,292,538	USD 309,267	Morgan Stanley Capital Services LLC	07/14/23	(717)
USD 114,677	ZAR 2,197,782	Morgan Stanley Capital Services LLC	07/21/23	(1,878)
USD 1,031,818	ZAR 19,810,809	Morgan Stanley Capital Services LLC	07/21/23	(18,814)
SEK 6,116,225	USD 573,453	Morgan Stanley Capital Services LLC	08/18/23	(5,120)
USD 1,350,828	NZD 2,190,272	Morgan Stanley Capital Services LLC	08/18/23	6,926
NOK 1,905,968	USD 176,884	Morgan Stanley Capital Services LLC	08/18/23	990
USD 527,432	CAD 692,706	Morgan Stanley Capital Services LLC	08/18/23	4,153
GBP 669,361	USD 851,458	Morgan Stanley Capital Services LLC	08/18/23	(1,374)
CAD 651,359	USD 492,006	Morgan Stanley Capital Services LLC	08/18/23	39
CHF 774,438	USD 867,723	Morgan Stanley Capital Services LLC	08/18/23	1,770
GBP 649,296	USD 825,532	Morgan Stanley Capital Services LLC	08/18/23	(720)
USD 1,387,263	CHF 1,231,598	Morgan Stanley Capital Services LLC	08/18/23	4,500
NZD 2,526,324	USD 1,551,170	Morgan Stanley Capital Services LLC	08/18/23	1,700
CAD 1,028,527	USD 782,233	Morgan Stanley Capital Services LLC	08/18/23	(5,271)
USD 1,017,520	EUR 931,885	Morgan Stanley Capital Services LLC	08/18/23	(1,736)
USD 2,069,704	CHF 1,849,198	Morgan Stanley Capital Services LLC	08/18/23	(6,463)
USD 868,547	NZD 1,405,848	Morgan Stanley Capital Services LLC	08/18/23	5,950
CHF 290,073	USD 325,779	Morgan Stanley Capital Services LLC	08/18/23	(564)
USD 101,939	NOK 1,102,280	Morgan Stanley Capital Services LLC	08/18/23	(931)
CHF 132,070	USD 148,272	Morgan Stanley Capital Services LLC	08/18/23	(202)
SEK 2,221,007	USD 207,498	Morgan Stanley Capital Services LLC	08/18/23	(1,117)
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2023 (Unaudited) (continued)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 646,581	GBP 512,456	Morgan Stanley Capital Services LLC	08/18/23	$(4,401)
USD 158,373	MXN 2,825,900	Standard Chartered Bank	07/14/23	(6,374)
NZD 817,725	USD 497,825	Standard Chartered Bank	08/18/23	3,913
USD 160,087	JPY 22,699,273	Standard Chartered Bank	08/18/23	1,630
USD 183,515	AUD 273,933	Standard Chartered Bank	08/18/23	785
USD 404,035	AUD 596,209	Standard Chartered Bank	08/18/23	6,327
USD 456,267	GBP 357,879	Standard Chartered Bank	08/18/23	1,647
GBP 273,055	USD 347,459	Standard Chartered Bank	08/18/23	(593)
JPY 64,844,846	USD 455,296	Standard Chartered Bank	08/18/23	(2,634)
JPY 31,144,792	USD 218,694	Standard Chartered Bank	08/18/23	(1,282)
CHF 141,691	USD 158,907	Standard Chartered Bank	08/18/23	175
USD 334,486	EUR 305,705	Standard Chartered Bank	08/18/23	119
USD 204,735	CHF 182,273	Standard Chartered Bank	08/18/23	90
USD 194,953	CHF 173,696	Standard Chartered Bank	08/18/23	(62)
USD 114,374	JPY 16,313,389	Standard Chartered Bank	08/18/23	496
GBP 373,234	USD 474,290	Standard Chartered Bank	08/18/23	(285)
USD 634,710	AUD 948,471	Standard Chartered Bank	08/18/23	2,023
USD 348,946	GBP 273,643	Standard Chartered Bank	08/18/23	1,333
NZD 737,335	USD 452,525	Standard Chartered Bank	08/18/23	697
CHF 316,072	USD 355,734	Standard Chartered Bank	08/18/23	(868)
AUD 1,094,409	USD 724,856	Standard Chartered Bank	08/18/23	5,181
USD 567,179	JPY 81,294,712	Standard Chartered Bank	08/18/23	1,258
NZD 601,995	USD 365,344	Standard Chartered Bank	08/18/23	4,027
USD 367,362	JPY 52,831,629	Standard Chartered Bank	08/18/23	(1,439)
USD 145,342	CAD 192,397	Standard Chartered Bank	08/18/23	3
USD 265,756	JPY 38,221,114	Standard Chartered Bank	08/18/23	(1,054)
GBP 429,053	USD 545,442	Standard Chartered Bank	08/18/23	(408)
CHF 103,208	USD 115,795	Standard Chartered Bank	08/18/23	81
GBP 258,117	USD 328,350	Standard Chartered Bank	08/18/23	(459)
JPY 60,146,609	USD 419,869	Standard Chartered Bank	08/18/23	(5)
NZD 500,878	USD 304,826	Standard Chartered Bank	08/18/23	2,502
JPY 26,013,960	USD 182,033	Standard Chartered Bank	08/18/23	(438)
NZD 528,947	USD 324,895	Standard Chartered Bank	08/18/23	(345)
USD 1,330,170	MXN 22,821,036	State Street Bank and Trust Co.	07/14/23	(5,840)
MXN 2,774,684	USD 162,110	State Street Bank and Trust Co.	07/14/23	(349)
USD 830,228	MXN 14,259,639	State Street Bank and Trust Co.	07/14/23	(1,094)
MXN 5,877,428	USD 340,383	State Street Bank and Trust Co.	07/14/23	2,265
MXN 11,861,595	USD 686,062	State Street Bank and Trust Co.	07/14/23	5,456
MXN 12,440,216	USD 715,676	State Street Bank and Trust Co.	07/14/23	9,575
BRL 88,884	USD 17,442	State Street Bank and Trust Co.	07/14/23	1,086
NOK 2,440,583	USD 227,052	State Street Bank and Trust Co.	08/18/23	715
USD 205,618	GBP 161,381	State Street Bank and Trust Co.	08/18/23	613
JPY 32,311,924	USD 227,918	State Street Bank and Trust Co.	08/18/23	(2,359)
CHF 358,982	USD 402,605	State Street Bank and Trust Co.	08/18/23	438
USD 252,899	AUD 378,075	State Street Bank and Trust Co.	08/18/23	700
USD 403,583	JPY 57,573,460	State Street Bank and Trust Co.	08/18/23	1,680
USD 410,356	CAD 542,892	State Street Bank and Trust Co.	08/18/23	380
CHF 434,705	USD 487,115	State Street Bank and Trust Co.	08/18/23	944
USD 147,581	EUR 134,835	State Street Bank and Trust Co.	08/18/23	104
USD 455,413	CAD 599,865	State Street Bank and Trust Co.	08/18/23	2,267
USD 406,945	GBP 319,002	State Street Bank and Trust Co.	08/18/23	1,712
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2023 (Unaudited) (continued)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 209,596	SEK 2,240,870	State Street Bank and Trust Co.	08/18/23	$1,370
EUR 1,046,383	USD 1,149,963	State Street Bank and Trust Co.	08/18/23	(5,474)
USD 505,120	GBP 399,218	State Street Bank and Trust Co.	08/18/23	(2,014)
USD 666,293	CHF 594,126	State Street Bank and Trust Co.	08/18/23	(755)
USD 2,165,861	JPY 304,803,341	State Street Bank and Trust Co.	08/18/23	38,125
NOK 4,545,877	USD 424,735	State Street Bank and Trust Co.	08/18/23	(492)
NZD 676,802	USD 410,506	State Street Bank and Trust Co.	08/18/23	5,507
				$(113,097)

At June 30, 2023, the following futures contracts were outstanding for Voya Balanced Income Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	348	09/29/23	$70,763,625	$(805,762)
U.S. Treasury 5-Year Note	333	09/29/23	35,662,219	(679,319)
U.S. Treasury Ultra 10-Year Note	30	09/20/23	3,553,125	(42,953)
			$109,978,969	$(1,528,034)
Short Contracts:
U.S. Treasury 10-Year Note	(60)	09/20/23	(6,735,937)	127,376
U.S. Treasury Long Bond	(52)	09/20/23	(6,599,125)	14,920
U.S. Treasury Ultra Long Bond	(42)	09/20/23	(5,721,188)	(15,546)
			$(19,056,250)	$126,750
At June 30, 2023, the following centrally cleared credit default swaps were outstanding for Voya Balanced Income Portfolio:
Centrally Cleared Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection(1)
Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)	Fair Value(4)	Unrealized Appreciation/ (Depreciation)
Prudential Financial Inc. 3.50%, due 05/15/2024	Buy	(1.000)	12/20/24	USD 1,140,000	$(6,484)	$23,803
					$(6,484)	$23,803

(1)
If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
Payments made quarterly.

(3)
The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(4)
The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2023 (Unaudited) (continued)

At June 30, 2023, the following centrally cleared interest rate swaps were outstanding for Voya Balanced Income Portfolio:
Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	1-month Brazilian Interbank Deposit Average	Annual	10.275%	Annual	01/04/27	BRL 7,384,339	$11,966	$11,966
Pay	1-day Secured Overnight Financing Rate	Annual	3.393	Annual	08/25/24	USD 16,000,000	(451,695)	(451,695)
Pay	1-day Secured Overnight Financing Rate	Annual	3.270	Annual	02/20/25	USD 3,007,000	(41,352)	(41,352)
Pay	1-day Secured Overnight Financing Rate	Annual	3.332	Annual	02/20/25	USD 656,365	(8,644)	(8,644)
Pay	1-day Secured Overnight Financing Rate	Annual	4.362	Annual	02/20/25	USD 1,303,000	(4,583)	(4,583)
Pay	1-day Secured Overnight Financing Rate	Annual	4.472	Annual	02/20/25	USD 495,000	(1,232)	(1,232)
Pay	1-day Secured Overnight Financing Rate	Annual	2.988	Annual	03/16/33	USD 283,000	(1,603)	(1,603)
Pay	1-day Secured Overnight Financing Rate	Annual	3.058	Annual	05/10/33	USD 2,303,000	(101,865)	(101,865)
Pay	1-day Secured Overnight Financing Rate	Annual	3.085	Annual	05/10/33	USD 1,474,000	(61,919)	(61,919)
Pay	1-day Secured Overnight Financing Rate	Annual	3.289	Annual	05/10/33	USD 2,026,476	(50,737)	(50,737)
Pay	1-day Secured Overnight Financing Rate	Annual	3.483	Annual	05/10/33	USD 2,762,992	(24,589)	(24,589)
Pay	1-day Secured Overnight Financing Rate	Annual	3.065	Annual	05/11/33	USD 2,063,000	(90,005)	(90,005)
Pay	1-day Secured Overnight Financing Rate	Annual	3.139	Annual	05/12/33	USD 1,197,106	(44,815)	(44,815)
Pay	1-day Secured Overnight Financing Rate	Annual	3.164	Annual	05/12/33	USD 1,105,000	(39,059)	(39,059)
Pay	1-day Secured Overnight Financing Rate	Annual	3.200	Annual	05/12/33	USD 1,474,000	(47,670)	(47,670)
Pay	1-day Secured Overnight Financing Rate	Annual	3.212	Annual	05/12/33	USD 1,053,708	(33,003)	(33,003)
Pay	1-day Secured Overnight Financing Rate	Annual	3.214	Annual	05/12/33	USD 1,013,146	(31,545)	(31,545)
Pay	1-day Secured Overnight Financing Rate	Annual	3.216	Annual	05/12/33	USD 506,573	(15,688)	(15,688)
Pay	1-day Secured Overnight Financing Rate	Annual	3.233	Annual	05/12/33	USD 1,197,000	(35,417)	(35,417)
Pay	1-day Secured Overnight Financing Rate	Annual	3.456	Annual	05/17/33	USD 1,400,000	(15,098)	(15,098)
Pay	1-day Secured Overnight Financing Rate	Annual	2.995	Annual	06/09/33	USD 3,684,000	(176,247)	(176,247)
Pay	1-day Secured Overnight Financing Rate	Annual	3.415	Annual	08/23/33	USD 422,000	(3,777)	(3,777)
Pay	1-day Secured Overnight Financing Rate	Annual	3.435	Annual	08/23/33	USD 407,000	(2,972)	(2,972)
Pay	1-day Secured Overnight Financing Rate	Annual	3.524	Annual	08/23/33	USD 142,000	—	—
Pay	1-day Secured Overnight Financing Rate	Annual	3.392	Annual	09/13/33	USD 707,000	(6,823)	(6,823)
Pay	1-day Secured Overnight Financing Rate	Annual	3.405	Annual	09/13/33	USD 594,000	(5,097)	(5,097)
Pay	1-day Secured Overnight Financing Rate	Annual	3.406	Annual	09/13/33	USD 173,000	(1,464)	(1,464)
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2023 (Unaudited) (continued)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	1-day Secured Overnight Financing Rate	Annual	3.421%	Annual	09/13/33	USD 566,000	$(4,105)	$(4,105)
Pay	1-day Secured Overnight Financing Rate	Annual	3.519	Annual	09/13/33	USD 267,000	—	—
Receive	28-day MXN TIIE-BANXICO	Monthly	8.100	Monthly	06/17/33	MXN 12,849,000	(744)	(744)
Receive	1-day Secured Overnight Financing Rate	Annual	3.559	Annual	02/20/25	USD 2,055,000	22,686	22,686
Receive	1-day Secured Overnight Financing Rate	Annual	3.564	Annual	02/20/25	USD 1,318,000	14,487	14,487
Receive	1-day Secured Overnight Financing Rate	Annual	3.718	Annual	02/20/25	USD 1,173,000	11,207	11,207
Receive	1-day Secured Overnight Financing Rate	Annual	4.073	Annual	02/20/25	USD 1,303,000	8,113	8,113
Receive	1-day Secured Overnight Financing Rate	Annual	4.116	Annual	02/20/25	USD 1,303,000	7,588	7,588
Receive	1-day Secured Overnight Financing Rate	Annual	4.258	Annual	02/20/25	USD 1,072,000	4,816	4,816
Receive	1-day Secured Overnight Financing Rate	Annual	4.369	Annual	02/20/25	USD 1,002,000	3,461	3,461
Receive	1-day Secured Overnight Financing Rate	Annual	4.426	Annual	02/20/25	USD 827,000	2,416	2,416
Receive	1-day Secured Overnight Financing Rate	Annual	4.464	Annual	02/20/25	USD 1,774,000	4,554	4,554
Receive	1-day Secured Overnight Financing Rate	Annual	4.586	Annual	02/20/25	USD 2,105,000	2,988	2,988
Receive	1-day Secured Overnight Financing Rate	Annual	4.711	Annual	02/20/25	USD 2,506,000	634	634
Receive	1-day Secured Overnight Financing Rate	Annual	3.180	Annual	05/11/33	USD 6,171,000	210,094	210,094
Receive	1-day Secured Overnight Financing Rate	Annual	3.337	Annual	05/11/33	USD 773,415	16,229	16,229
Receive	1-day Secured Overnight Financing Rate	Annual	3.292	Annual	05/12/33	USD 6,944,000	171,254	171,254
Receive	1-day Secured Overnight Financing Rate	Annual	3.296	Annual	05/12/33	USD 1,105,000	26,929	26,929
Receive	1-day Secured Overnight Financing Rate	Annual	3.483	Annual	05/12/33	USD 1,566,000	13,748	13,748
Receive	1-day Secured Overnight Financing Rate	Annual	3.598	Annual	05/12/33	USD 1,013,000	(810)	(810)
Receive	1-day Secured Overnight Financing Rate	Annual	3.643	Annual	05/12/33	USD 2,579,000	(11,683)	(11,683)
Receive	1-day Secured Overnight Financing Rate	Annual	3.689	Annual	05/12/33	USD 1,013,000	(8,520)	(8,520)
Receive	1-day Secured Overnight Financing Rate	Annual	3.172	Annual	05/16/33	USD 792,000	27,262	27,262
Receive	1-day Secured Overnight Financing Rate	Annual	3.405	Annual	08/23/33	USD 182,000	1,779	1,779
Receive	1-day Secured Overnight Financing Rate	Annual	3.409	Annual	08/23/33	USD 829,000	7,840	7,840
Receive	1-day Secured Overnight Financing Rate	Annual	3.463	Annual	08/23/33	USD 589,000	2,918	2,918
Receive	1-day Secured Overnight Financing Rate	Annual	3.543	Annual	08/23/33	USD 884,000	(1,462)	(1,462)
Receive	1-day Secured Overnight Financing Rate	Annual	3.427	Annual	09/13/33	USD 346,000	2,334	2,334
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2023 (Unaudited) (continued)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Receive	1-day Secured Overnight Financing Rate	Annual	3.525%	Annual	09/13/33	USD 1,351,000	$(1,835)	$(1,835)
Receive	1-day Secured Overnight Financing Rate	Annual	3.147	Annual	10/13/33	USD 144,000	4,024	4,024
Receive	1-day Secured Overnight Financing Rate	Annual	3.319	Annual	10/13/33	USD 41,000	567	567
Receive	1-day Secured Overnight Financing Rate	Annual	3.445	Annual	10/13/33	USD 144,000	512	512
Receive	1-day Secured Overnight Financing Rate	Annual	3.475	Annual	10/13/33	USD 113,000	118	118
Receive	1-day Secured Overnight Financing Rate	Annual	3.506	Annual	10/13/33	USD 103,000	(152)	(152)
Receive	1-day Secured Overnight Financing Rate	Annual	2.989	Annual	03/24/53	USD 1,000,000	44,043	44,043
							$(701,643)	$(701,643)

At June 30, 2023, the following purchased exchange-traded options were outstanding for Voya Balanced Income Portfolio:
Description	Put/Call	Expiration Date	Exercise Price	Number of Contracts	Notional Amount	Cost	Fair Value
3-Month Euribor	Call	12/18/23	96.00	51	EUR 12,240,000	$34,390	$32,000
3-Month Euribor	Call	12/18/23	96.50	51	EUR 12,303,750	12,677	12,869
						$47,067	$44,869
At June 30, 2023, the following exchange-traded written options were outstanding for Voya Balanced Income Portfolio:
Description	Put/Call	Expiration Date	Exercise Price	Number of Contracts	Notional Amount	Premiums Received	Fair Value
3-Month Euribor	Call	12/18/23	96.25	102	EUR 24,543,750	$40,489	$(39,652)
						$40,489	$(39,652)
At June 30, 2023, the following OTC purchased foreign currency options were outstanding for Voya Balanced Income Portfolio:
Description	Counterparty	Expiration Date	Exercise Price	Notional Amount	Cost	Fair Value
Call JPY vs. Put USD	BNP Paribas	02/27/25	107.500	USD 855,000	$42,408	$5,690
Call USD vs. Put EUR	BNP Paribas	07/10/23	1.085	USD 1,442,000	8,677	2,995
Call USD vs. Put EUR	Goldman Sachs International	07/10/23	1.100	USD 1,442,000	9,161	13,301
Call USD vs. Put JPY	BNP Paribas	09/05/23	154.000	USD 146,000	7,225	5,956
Call USD vs. Put JPY	Bank of America N.A.	09/09/32	140.000	USD 1,118,300	19,906	14,265
Call USD vs. Put JPY	BNP Paribas	09/09/32	140.000	USD 1,118,300	21,337	14,266
Put USD vs. Call EUR	BNP Paribas	07/10/23	1.115	USD 1,442,000	9,247	161
Put USD vs. Call EUR	Goldman Sachs International	07/10/23	1.100	USD 1,442,000	6,355	2,109
Put USD vs. Call JPY	Goldman Sachs International	07/07/23	115.000	USD 160,600	14,454	—
					$138,770	$58,743
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2023 (Unaudited) (continued)

At June 30, 2023, the following OTC written foreign currency options were outstanding for Voya Balanced Income Portfolio:
Description	Counterparty	Expiration Date	Exercise Price	Notional Amount	Premiums Received	Fair Value
Call USD vs. Put JPY	Bank of America N.A.	09/09/27	140.000	USD 1,118,300	$31,670	$(21,426)
Call USD vs. Put JPY	BNP Paribas	09/09/27	140.000	USD 1,118,300	30,641	(21,426)
Call USD vs. Put MXN	Bank of America N.A.	08/31/23	18.750	USD 3,141,000	97,277	(7,201)
Put USD vs. Call JPY	Bank of America N.A.	07/03/23	138.000	USD 1,433,000	16,480	—
Put USD vs. Call MXN	Bank of America N.A.	08/31/23	18.000	USD 1,371,000	15,246	(59,420)
Call USD vs. Put EUR	BNP Paribas	07/10/23	1.100	USD 1,442,000	16,025	(13,662)
Call USD vs. Put EUR	Goldman Sachs International	07/10/23	1.085	USD 1,442,000	2,059	(2,995)
Call USD vs. Put JPY	Bank of America N.A.	07/03/23	138.000	USD 1,433,000	18,077	(62,257)
Put USD vs. Call EUR	BNP Paribas	07/10/23	1.100	USD 1,442,000	17,407	(2,607)
Put USD vs. Call EUR	Goldman Sachs International	07/10/23	1.115	USD 1,442,000	1,200	(161)
					$246,082	$(191,155)
At June 30, 2023, the following OTC purchased interest rate swaptions were outstanding for Voya Balanced Income Portfolio:
Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Fair Value
Call on 10-Year Interest Rate Swap(1)	Bank of America N.A.	Receive	2.20%	1-day Secured Overnight Financing Rate	04/25/24	USD 8,173,000	$93,172	$37,659
Call on 10-Year Interest Rate Swap(1)	Bank of America N.A.	Receive	2.20%	1-day Secured Overnight Financing Rate	04/25/24	USD 2,724,000	31,598	12,552
Call on 10-Year Interest Rate Swap(1)	JP Morgan Chase Bank	Receive	2.21%	1-day Secured Overnight Financing Rate	05/09/24	USD 2,724,000	29,964	13,615
							$154,734	$63,826
At June 30, 2023, the following OTC written interest rate swaptions were outstanding for Voya Balanced Income Portfolio:
Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums Received	Fair Value
Call on 10-Year Interest Rate Swap(1)	Bank of America N.A.	Pay	3.550%	1-day Secured Overnight Financing Rate	09/11/23	USD 1,571,000	$42,496	$(25,623)
Call on 10-Year Interest Rate Swap(1)	BNP Paribas	Pay	3.033%	1-day Secured Overnight Financing Rate	10/11/23	USD 1,026,000	27,522	(5,819)
Call on 10-Year Interest Rate Swap(1)	Citibank N.A.	Pay	3.540%	1-day Secured Overnight Financing Rate	09/11/23	USD 3,142,000	84,991	(49,927)
Call on 10-Year Interest Rate Swap(1)	Goldman Sachs International	Pay	3.460%	1-day Secured Overnight Financing Rate	08/21/23	USD 3,684,000	93,021	(35,650)
Call on 10-Year Interest Rate Swap(1)	Goldman Sachs International	Pay	3.570%	1-day Secured Overnight Financing Rate	09/07/23	USD 1,571,000	41,965	(26,138)
Call on 1-Year Interest Rate Swap(1)	Barclays Bank PLC	Pay	4.170%	1-day Secured Overnight Financing Rate	02/16/24	USD 5,011,000	23,577	(12,031)
Call on 1-Year Interest Rate Swap(1)	Morgan Stanley Capital Services LLC	Pay	3.520%	1-day Secured Overnight Financing Rate	01/24/24	USD 10,022,000	43,621	(10,460)
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2023 (Unaudited) (continued)

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums Received	Fair Value
Put on 10-Year Interest Rate Swap(2)	Bank of America N.A.	Receive	4.05%	1-day Secured Overnight Financing Rate	04/25/24	USD 2,724,000	$31,598	$(33,817)
Put on 10-Year Interest Rate Swap(2)	Bank of America N.A.	Receive	4.05%	1-day Secured Overnight Financing Rate	04/25/24	USD 8,173,000	90,720	(101,465)
Put on 10-Year Interest Rate Swap(2)	Bank of America N.A.	Receive	3.550%	1-day Secured Overnight Financing Rate	09/11/23	USD 1,571,000	42,496	(23,012)
Put on 10-Year Interest Rate Swap(2)	BNP Paribas	Receive	3.033%	1-day Secured Overnight Financing Rate	10/11/23	USD 1,026,000	27,523	(45,719)
Put on 10-Year Interest Rate Swap(2)	Citibank N.A.	Receive	3.540%	1-day Secured Overnight Financing Rate	09/11/23	USD 3,142,000	84,991	(47,276)
Put on 10-Year Interest Rate Swap(2)	Goldman Sachs International	Receive	3.460%	1-day Secured Overnight Financing Rate	08/21/23	USD 3,684,000	93,021	(61,181)
Put on 10-Year Interest Rate Swap(2)	Goldman Sachs International	Receive	3.570%	1-day Secured Overnight Financing Rate	09/07/23	USD 1,571,000	41,965	(21,121)
Put on 10-Year Interest Rate Swap(2)	JP Morgan Chase Bank	Receive	4.05%	1-day Secured Overnight Financing Rate	05/09/24	USD 2,724,000	29,964	(34,950)
Put on 1-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	4.170%	1-day Secured Overnight Financing Rate	02/16/24	USD 5,011,000	23,577	(41,701)
Put on 1-Year Interest Rate Swap(2)	Morgan Stanley Capital Services LLC	Receive	3.520%	1-day Secured Overnight Financing Rate	01/24/24	USD 10,022,000	43,621	(139,878)
							$866,669	$(715,768)

At June 30, 2023, the following OTC purchased forward premium swaptions were outstanding for Voya Balanced Income Portfolio:
Description	Counterparty	Exercise Rate(3)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premium receivable/ (payable) at expiration(4)	Unrealized Appreciation/ (Depreciation)
Call on 30-Year Interest Rate Swap	Barclays Bank PLC	17.500%	Receive	1-day Secured Overnight Financing Rate	06/14/27	USD 1,676,000	$(293,300)	$25
Put on 30-Year Interest Rate Swap	Barclays Bank PLC	18.000%	Pay	1-day Secured Overnight Financing Rate	05/25/27	USD 4,989,400	(898,092)	(19,399)
							$(1,191,392)	$(19,374)
At June 30, 2023, the following OTC written forward premium swaptions were outstanding for Voya Balanced Income Portfolio:
Description	Counterparty	Exercise Rate(3)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premium receivable/ (payable) at expiration(4)	Unrealized Appreciation/ (Depreciation)
Call on 1-Year Interest Rate Swap	Goldman Sachs International	3.900%	Pay	1-day Secured Overnight Financing Rate	06/17/24	USD 16,055,000	$91,554	$11,798
Call on 1-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	3.800%	Pay	1-day Secured Overnight Financing Rate	06/12/24	USD 16,055,000	96,854	32,497
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2023 (Unaudited) (continued)

Description	Counterparty	Exercise Rate(3)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premium receivable/ (payable) at expiration(4)	Unrealized Appreciation/ (Depreciation)
Call on 5-Year Interest Rate Swap	Bank of America N.A.	3.038%	Pay	1-day Secured Overnight Financing Rate	03/27/28	USD 785,000	$33,284	$3,173
Call on 5-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	3.060%	Pay	1-day Secured Overnight Financing Rate	03/14/28	USD 1,571,000	68,459	9,136
Put on 1-Year Interest Rate Swap	Goldman Sachs International	3.900%	Receive	1-day Secured Overnight Financing Rate	06/17/24	USD 16,055,000	91,554	(39,854)
Put on 1-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	3.800%	Receive	1-day Secured Overnight Financing Rate	06/12/24	USD 16,055,000	98,123	(45,250)
Put on 5-Year Interest Rate Swap	Bank of America N.A.	3.038%	Receive	1-day Secured Overnight Financing Rate	03/27/28	USD 785,000	33,284	(385)
Put on 5-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	3.060%	Receive	1-day Secured Overnight Financing Rate	03/14/28	USD 1,571,000	68,459	3,359
							$581,571	$(25,526)

(1)
Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.

(2)
Portfolio receives the exercise rate semi-annually and pays the floating rate index quarterly.

(3)
Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.

(4)
Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.

Currency Abbreviations
AUD	–	Australian Dollar
BRL	–	Brazilian Real
CAD	–	Canadian Dollar
CHF	–	Swiss Franc
EUR	–	EU Euro
GBP	–	British Pound
JPY	–	Japanese Yen
MXN	–	Mexican Peso
NOK	–	Norwegian Krone
NZD	–	New Zealand Dollar
SEK	–	Swedish Krona
USD	–	United States Dollar
ZAR	–	South African Rand
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2023 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest Rate Contracts	Investments in securities at value*	$108,695
Foreign exchange contracts	Investments in securities at value*	58,743
Interest rate contracts	Unrealized appreciation on OTC forward premium swaptions	59,988
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	229,904
Interest rate contracts	Variation margin receivable on futures contracts**	142,296
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2023 (Unaudited) (continued)

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Credit contracts	Variation margin receivable on centrally cleared swaps**	$23,803
Interest rate contracts	Variation margin receivable on centrally cleared swaps**	624,567
Total Asset Derivatives		$1,247,996
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	343,001
Interest rate contracts	Unrealized depreciation on OTC forward premium swaptions	104,888
Interest rate contracts	Variation margin payable on futures contracts**	1,543,580
Interest rate contracts	Variation margin payable on centrally cleared swaps**	1,326,210
Foreign exchange contracts	Written options, at fair value	191,155
Interest rate contracts	Written options, at fair value	755,420
Total Liability Derivatives		$4,264,254

*
Includes purchased options.

**
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and centrally cleared swaps and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2023 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$(285,762)	$—	$(285,762)
Equity contracts	—	—	(16,768)	—	—	(16,768)
Foreign exchange contracts	(188,918)	(360,364)	—	(7,802)	(6,499)	(563,583)
Interest rate contracts	18,701	—	(354,322)	(635,810)	543,750	(427,681)
Total	$(170,217)	$(360,364)	$(371,090)	$(929,374)	$537,251	$(1,293,794)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$85,252	$—	$85,252
Foreign exchange contracts	32,948	(96,531)	—	(5,060)	(35,675)	(104,318)
Interest rate contracts	(85,075)	—	(1,404,537)	(175,157)	202,238	(1,462,531)
Total	$(52,127)	$(96,531)	$(1,404,537)	$(94,965)	$166,563	$(1,481,597)

*
Amounts recognized for purchased options are included in net realized gain (loss) on investments and in net change in unrealized apppreciation (depreciation) on investments.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2023 (Unaudited) (continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2023:
	Barclays Bank PLC	Bank of America N.A.	BNP Paribas	Citibank N.A.	Goldman Sachs International	JPMorgan Chase Bank N.A.	Morgan Stanley Capital Services LLC	Standard Chartered Bank	State Street Bank and Trust Co.	Totals
Assets:
Purchased options	$—	$64,476	$29,068	$—	$15,410	$13,615	$—	$—	$—	$122,569
Forward foreign currency contracts	—	13,757	37,788	21,653	25,454	—	26,028	32,287	72,937	229,904
Forward premium swaptions	25	3,173	—	—	11,798	—	44,992	—	—	59,988
Total Assets	$25	$81,406	$66,856	$21,653	$52,662	$13,615	$71,020	$32,287	$72,937	$412,461
Liabilities:
Forward foreign currency contracts	$16,058	$7,597	$32,835	$103,059	$29,529	$—	$119,300	$16,246	$18,377	$343,001
Forward premium swaptions	19,399	385	—	—	39,854	—	45,250	—	—	104,888
Written options	53,732	334,221	89,233	97,203	147,246	34,950	150,338	—	—	906,923
Total Liabilities	$89,189	$342,203	$122,068	$200,262	$216,629	$34,950	$314,888	$16,246	$18,377	$1,354,812
Net OTC derivative instruments by counterparty, at fair value	$(89,164)	$(260,797)	$(55,212)	$(178,609)	$(163,967)	$(21,335)	$(243,868)	$16,041	$54,560	(942,351)
Total collateral pledged by the Portfolio/(Received from counterparty)(2)	$80,000	$—	$55,212	$—	$163,967	$—	$140,000	$—	$—	$439,179
Net Exposure(1)	$(9,164)	$(260,797)	$—	$(178,609)	$—	$(21,335)	$(103,868)	$16,041	$54,560	$(503,172)

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

(2)
At June 30, 2023, the Portfolio had pledged $260,000 and $690,000 in cash collateral to BNP Paribas and Goldman Sachs International, respectively. Excess cash collateral is not shown for financial reporting purposes.

At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $254,701,855.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$16,414,293
Gross Unrealized Depreciation	(26,721,444)
Net Unrealized Depreciation	$(10,307,151)
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of June 30, 2023 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 92.5%
	Basic Materials: 6.2%
650,000 (1)	ASP Unifrax Holdings, Inc., 7.500%, 09/30/2029	$403,145	0.1
1,150,000 (1)	Cleveland-Cliffs, Inc., 4.625%, 03/01/2029	1,037,065	0.3
650,000 (1)	Cleveland-Cliffs, Inc., 4.875%, 03/01/2031	572,029	0.1
1,175,000 (1)(2)	Coeur Mining, Inc., 5.125%, 02/15/2029	970,620	0.2
1,225,000 (1)	Consolidated Energy Finance S.A., 5.625%, 10/15/2028	1,044,276	0.3
1,400,000 (1)	Constellium SE, 5.625%, 06/15/2028	1,319,364	0.3
800,000 (1)	First Quantum Minerals Ltd., 6.875%, 10/15/2027	781,612	0.2
1,950,000 (1)	HudBay Minerals, Inc., 4.500%, 04/01/2026	1,817,682	0.5
1,250,000 (1)	Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.000%, 07/01/2028	1,090,956	0.3
1,300,000 (1)	INEOS Quattro Finance 2 Plc, 3.375%, 01/15/2026	1,187,590	0.3
1,600,000 (1)(3)	Iris Holdings, Inc., 8.750% (PIK Rate 9.500%, Cash Rate 8.750%), 02/15/2026	1,524,393	0.4
1,475,000 (1)	LSF11 A5 Holdco LLC, 6.625%, 10/15/2029	1,239,817	0.3
1,700,000 (1)	Mativ, Inc., 6.875%, 10/01/2026	1,489,897	0.4
200,000 (1)	Novelis Corp., 3.250%, 11/15/2026	181,256	0.0
1,475,000 (1)	Novelis Corp., 3.875%, 08/15/2031	1,215,447	0.3
400,000 (1)	Novelis Corp., 4.750%, 01/30/2030	355,865	0.1
1,325,000 (1)	Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.000%, 01/27/2030	1,174,675	0.3
800,000 (2)	Olin Corp., 5.000%, 02/01/2030	740,000	0.2
825,000	Olin Corp., 5.125%, 09/15/2027	787,486	0.2
1,400,000 (1)	Olympus Water US Holding Corp., 6.250%, 10/01/2029	1,013,882	0.2
285,000 (1)	Olympus Water US Holding Corp., 7.125%, 10/01/2027	257,212	0.1
1,346,000 (1)(2)	SPCM SA, 3.125%, 03/15/2027	1,208,309	0.3
1,475,000 (1)	Taseko Mines Ltd., 7.000%, 02/15/2026	1,345,865	0.3
1,500,000 (1)	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.125%, 04/01/2029	695,100	0.2
1,400,000 (1)	Tronox, Inc., 4.625%, 03/15/2029	1,164,706	0.3
		24,618,249	6.2
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: 13.3%
1,200,000 (1)	Acuris Finance Us, Inc. / Acuris Finance SARL, 5.000%, 05/01/2028	$932,875	0.2
1,400,000 (1)	Altice France Holding SA, 6.000%, 02/15/2028	684,216	0.2
1,700,000 (1)(2)	Altice France SA/France, 5.500%, 10/15/2029	1,217,442	0.3
700,000 (1)(2)	Altice France SA/France, 8.125%, 02/01/2027	606,919	0.2
1,800,000	AMC Networks, Inc., 4.250%, 02/15/2029	969,656	0.2
1,325,000 (1)	Beasley Mezzanine Holdings LLC, 8.625%, 02/01/2026	870,930	0.2
1,400,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.250%, 01/15/2034	1,059,517	0.3
2,000,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 05/01/2032	1,598,863	0.4
1,150,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	1,048,961	0.3
1,825,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	1,701,393	0.4
400,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.500%, 05/01/2026	390,373	0.1
525,000 (1)	CommScope Tech Finance LLC, 6.000%, 06/15/2025	490,006	0.1
325,000 (1)	CommScope Technologies LLC, 5.000%, 03/15/2027	226,683	0.1
675,000 (1)	CommScope, Inc., 4.750%, 09/01/2029	532,818	0.1
1,050,000 (1)	CommScope, Inc., 7.125%, 07/01/2028	746,876	0.2
675,000 (1)	Connect Finco SARL / Connect US Finco LLC, 6.750%, 10/01/2026	656,246	0.2
575,000	CSC Holdings LLC, 5.250%, 06/01/2024	535,444	0.1
1,950,000 (1)	CSC Holdings LLC, 5.750%, 01/15/2030	923,491	0.2
450,000 (1)	CSC Holdings LLC, 7.500%, 04/01/2028	257,181	0.1
1,400,000 (1)(2)	CSC HOLDINGS LLC, 11.250%, 05/15/2028	1,359,281	0.3
1,200,000 (1)	Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.875%, 08/15/2027	1,088,172	0.3
1,250,000	DISH DBS Corp., 5.125%, 06/01/2029	581,676	0.2
775,000 (1)	DISH DBS Corp., 5.750%, 12/01/2028	577,885	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
760,000	DISH DBS Corp., 7.375%, 07/01/2028	$407,694	0.1
475,000 (1)	DISH Network Corp., 11.750%, 11/15/2027	464,095	0.1
950,000	Embarq Corp., 7.995%, 06/01/2036	575,472	0.1
675,000 (1)	GCI LLC, 4.750%, 10/15/2028	576,302	0.1
1,450,000 (1)	Gray Escrow II, Inc., 5.375%, 11/15/2031	962,644	0.2
500,000 (1)	iHeartCommunications, Inc., 5.250%, 08/15/2027	383,035	0.1
1,000,000 (1)	ION Trading Technologies Sarl, 5.750%, 05/15/2028	864,285	0.2
900,000 (1)	LCPR Senior Secured Financing DAC, 5.125%, 07/15/2029	757,288	0.2
1,150,000 (1)	LCPR Senior Secured Financing DAC, 6.750%, 10/15/2027	1,079,111	0.3
900,000 (1)	Level 3 Financing, Inc., 3.750%, 07/15/2029	542,999	0.1
575,000 (1)	Level 3 Financing, Inc., 10.500%, 05/15/2030	583,943	0.2
1,925,000 (1)	Match Group Holdings II LLC, 4.625%, 06/01/2028	1,770,211	0.5
1,150,000 (1)	McGraw-Hill Education, Inc., 8.000%, 08/01/2029	982,572	0.3
1,225,000 (1)	Millennium Escrow Corp., 6.625%, 08/01/2026	903,022	0.2
1,100,000	Northwestern Bell Telephone, 7.750%, 05/01/2030	771,331	0.2
950,000	Paramount Global, 6.250%, 02/28/2057	724,838	0.2
1,425,000 (1)	Radiate Holdco LLC / Radiate Finance, Inc., 6.500%, 09/15/2028	833,625	0.2
425,000 (1)	Sirius XM Radio, Inc., 3.125%, 09/01/2026	380,941	0.1
2,650,000 (1)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	2,461,320	0.6
1,175,000 (1)	Spanish Broadcasting System, Inc., 9.750%, 03/01/2026	809,797	0.2
2,475,000	Sprint LLC, 7.125%, 06/15/2024	2,499,361	0.6
1,375,000 (1)	Stagwell Global LLC, 5.625%, 08/15/2029	1,178,220	0.3
650,000	Telecom Italia Capital SA, 6.000%, 09/30/2034	524,955	0.1
725,000	Telecom Italia Capital SA, 6.375%, 11/15/2033	615,772	0.2
650,000 (1)(2)	Uber Technologies, Inc., 4.500%, 08/15/2029	599,478	0.2
925,000 (1)	Uber Technologies, Inc., 8.000%, 11/01/2026	943,765	0.2
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
550,000 (1)(2)	Univision Communications, Inc., 4.500%, 05/01/2029	$473,144	0.1
2,250,000 (1)	Univision Communications, Inc., 6.625%, 06/01/2027	2,178,178	0.6
1,100,000 (1)	Urban One, Inc., 7.375%, 02/01/2028	959,431	0.2
1,225,000 (1)	ViaSat, Inc., 5.625%, 09/15/2025	1,188,250	0.3
250,000 (1)	ViaSat, Inc., 5.625%, 04/15/2027	233,640	0.1
500,000 (1)	ViaSat, Inc., 6.500%, 07/15/2028	424,200	0.1
1,150,000 (1)	Viavi Solutions, Inc., 3.750%, 10/01/2029	978,223	0.3
2,100,000 (1)	Virgin Media Vendor Financing Notes IV DAC, 5.000%, 07/15/2028	1,839,511	0.5
1,200,000 (1)	Vmed O2 UK Financing I PLC, 4.750%, 07/15/2031	999,076	0.3
1,525,000 (1)	Zayo Group Holdings, Inc., 6.125%, 03/01/2028	954,815	0.2
		52,481,448	13.3
	Consumer, Cyclical: 23.7%
450,000 (1)	1011778 BC ULC / New Red Finance, Inc., 3.500%, 02/15/2029	395,067	0.1
1,175,000 (1)	1011778 BC ULC / New Red Finance, Inc., 4.000%, 10/15/2030	1,007,013	0.3
1,600,000 (1)	Academy Ltd., 6.000%, 11/15/2027	1,537,792	0.4
1,375,000 (1)	Adient Global Holdings Ltd., 4.875%, 08/15/2026	1,307,777	0.3
750,000 (1)	Adient Global Holdings Ltd., 8.250%, 04/15/2031	762,509	0.2
1,475,000 (1)	Affinity Interactive, 6.875%, 12/15/2027	1,299,323	0.3
400,000 (1)	Allison Transmission, Inc., 3.750%, 01/30/2031	338,269	0.1
1,525,000 (1)	Allison Transmission, Inc., 5.875%, 06/01/2029	1,488,781	0.4
1,625,000 (1)(2)	American Airlines, Inc., 7.250%, 02/15/2028	1,617,003	0.4
400,000 (1)	American Airlines, Inc./ AAdvantage Loyalty IP Ltd., 5.500%, 04/20/2026	396,636	0.1
2,425,000 (1)	American Airlines, Inc./ AAdvantage Loyalty IP Ltd., 5.750%, 04/20/2029	2,356,806	0.6
1,350,000 (1)	Arko Corp., 5.125%, 11/15/2029	1,098,516	0.3
925,000	Asbury Automotive Group, Inc., 4.500%, 03/01/2028	849,031	0.2
775,000	Asbury Automotive Group, Inc., 4.750%, 03/01/2030	689,525	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
1,200,000 (1)	Ashton Woods USA LLC / Ashton Woods Finance Co., 4.625%, 08/01/2029	$1,024,338	0.3
1,700,000	Bath & Body Works, Inc., 6.750%, 07/01/2036	1,531,923	0.4
250,000 (1)	Bath & Body Works, Inc., 9.375%, 07/01/2025	265,600	0.1
300,000 (1)(3)	BCPE Ulysses Intermediate, Inc., 7.750% (PIK Rate 8.500%, Cash Rate 7.750%), 04/01/2027	264,483	0.1
1,000,000 (1)	Brinker International, Inc., 5.000%, 10/01/2024	976,300	0.2
575,000 (1)(2)	Brinker International, Inc., 8.510%, 07/15/2030	567,082	0.1
1,575,000 (1)(2)	Caesars Entertainment, Inc., 4.625%, 10/15/2029	1,376,724	0.3
1,200,000 (1)	Caesars Entertainment, Inc., 6.250%, 07/01/2025	1,195,523	0.3
1,050,000 (1)	Caesars Entertainment, Inc., 7.000%, 02/15/2030	1,055,397	0.3
875,000 (1)	Carnival Corp., 4.000%, 08/01/2028	776,492	0.2
1,825,000 (1)(2)	Carnival Corp., 6.000%, 05/01/2029	1,631,129	0.4
1,325,000 (1)	CCM Merger, Inc., 6.375%, 05/01/2026	1,286,827	0.3
1,450,000 (2)	Delta Air Lines 2020-1 Class A Pass Through Trust, 4.375%, 04/19/2028	1,364,216	0.3
375,000 (2)	Delta Air Lines 2020-1 Class A Pass Through Trust, 7.375%, 01/15/2026	391,268	0.1
1,650,000 (1)	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 6.750%, 01/15/2030	1,405,829	0.4
1,150,000 (1)	Foot Locker, Inc., 4.000%, 10/01/2029	867,043	0.2
2,075,000 (2)	Ford Motor Co., 6.100%, 08/19/2032	2,013,022	0.5
2,300,000	Ford Motor Credit Co. LLC, 2.700%, 08/10/2026	2,055,601	0.5
2,650,000	Ford Motor Credit Co. LLC, 4.125%, 08/17/2027	2,422,218	0.6
1,700,000	Ford Motor Credit Co. LLC, 4.542%, 08/01/2026	1,599,522	0.4
1,350,000	Ford Motor Credit Co. LLC, 5.113%, 05/03/2029	1,253,305	0.3
400,000 (1)	Gap, Inc./The, 3.625%, 10/01/2029	283,059	0.1
1,250,000 (1)	Gap, Inc./The, 3.875%, 10/01/2031	857,335	0.2
800,000 (1)	Golden Entertainment, Inc., 7.625%, 04/15/2026	804,352	0.2
1,525,000 (1)(2)	Hanesbrands, Inc., 4.875%, 05/15/2026	1,425,625	0.4
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
800,000 (1)	Hilton Domestic Operating Co., Inc., 4.000%, 05/01/2031	$695,513	0.2
1,300,000 (1)	Installed Building Products, Inc., 5.750%, 02/01/2028	1,226,732	0.3
1,575,000 (1)	Interface, Inc., 5.500%, 12/01/2028	1,279,306	0.3
200,000 (1)	International Game Technology PLC, 4.125%, 04/15/2026	190,110	0.0
2,200,000 (1)	International Game Technology PLC, 5.250%, 01/15/2029	2,085,930	0.5
1,325,000 (1)	LBM Acquisition LLC, 6.250%, 01/15/2029	1,097,928	0.3
1,225,000 (1)	LCM Investments Holdings II LLC, 4.875%, 05/01/2029	1,049,637	0.3
1,500,000 (1)	Lions Gate Capital Holdings LLC, 5.500%, 04/15/2029	1,088,025	0.3
450,000	M/I Homes, Inc., 3.950%, 02/15/2030	384,237	0.1
1,125,000	M/I Homes, Inc., 4.950%, 02/01/2028	1,049,833	0.3
575,000	Macy’s Retail Holdings LLC, 4.500%, 12/15/2034	414,115	0.1
325,000 (1)	Macy’s Retail Holdings LLC, 5.875%, 03/15/2030	289,962	0.1
975,000 (1)	Macy’s Retail Holdings LLC, 6.125%, 03/15/2032	854,280	0.2
800,000 (1)(2)	Melco Resorts Finance Ltd., 5.250%, 04/26/2026	741,314	0.2
1,500,000 (1)	Melco Resorts Finance Ltd., 5.375%, 12/04/2029	1,246,241	0.3
525,000	MGM Resorts International, 4.625%, 09/01/2026	495,619	0.1
525,000	MGM Resorts International, 4.750%, 10/15/2028	477,227	0.1
1,075,000	Murphy Oil USA, Inc., 4.750%, 09/15/2029	987,936	0.3
275,000	Murphy Oil USA, Inc., 5.625%, 05/01/2027	267,813	0.1
1,075,000 (1)(2)	NCL Corp. Ltd., 7.750%, 02/15/2029	1,022,013	0.3
275,000 (1)	NCL Corp. Ltd., 8.375%, 02/01/2028	287,607	0.1
800,000 (1)(2)	NCL Finance Ltd., 6.125%, 03/15/2028	720,735	0.2
865,000 (1)	Ritchie Bros Holdings, Inc., 7.750%, 03/15/2031	898,454	0.2
3,075,000 (1)	Royal Caribbean Cruises Ltd., 5.375%, 07/15/2027	2,878,504	0.7
489,000 (1)	Royal Caribbean Cruises Ltd., 11.500%, 06/01/2025	519,269	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
725,000 (1)	Royal Caribbean Cruises Ltd., 11.625%, 08/15/2027	$789,075	0.2
1,000,000	Sally Holdings LLC / Sally Capital, Inc., 5.625%, 12/01/2025	987,150	0.2
1,450,000	Sands China Ltd., 5.625%, 08/08/2025	1,415,552	0.4
1,775,000	Sands China Ltd., 5.900%, 08/08/2028	1,693,617	0.4
1,150,000 (1)	Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.625%, 03/01/2030	1,013,064	0.3
1,350,000 (1)	Scientific Games International, Inc., 7.000%, 05/15/2028	1,344,007	0.3
600,000 (1)	Scientific Games International, Inc., 8.625%, 07/01/2025	613,289	0.2
1,300,000	Shea Homes L.P. / Shea Homes Funding Corp., 4.750%, 04/01/2029	1,130,537	0.3
1,525,000 (1)(2)	Sonic Automotive, Inc., 4.625%, 11/15/2029	1,278,794	0.3
375,000 (1)	SRS Distribution, Inc., 6.000%, 12/01/2029	324,186	0.1
1,025,000 (1)	SRS Distribution, Inc., 6.125%, 07/01/2029	886,561	0.2
1,635,000 (1)	Station Casinos LLC, 4.500%, 02/15/2028	1,469,513	0.4
1,375,000 (1)	STL Holding Co. LLC, 7.500%, 02/15/2026	1,265,661	0.3
1,300,000 (1)	Taylor Morrison Communities, Inc., 5.125%, 08/01/2030	1,201,462	0.3
1,325,000 (1)	Tempur Sealy International, Inc., 3.875%, 10/15/2031	1,081,237	0.3
275,000 (1)	Tempur Sealy International, Inc., 4.000%, 04/15/2029	238,373	0.1
1,200,000 (1)	United Airlines 2015-1 Class AA Pass Through Trust, 4.625%, 04/15/2029	1,094,481	0.3
1,100,000 (2)	United Airlines Holdings, Inc., 4.875%, 01/15/2025	1,081,047	0.3
525,000 (1)	United Airlines, Inc., 4.375%, 04/15/2026	499,278	0.1
1,550,000 (1)	Viking Cruises Ltd., 5.875%, 09/15/2027	1,426,419	0.4
500,000 (1)	Viking Cruises Ltd., 13.000%, 05/15/2025	525,346	0.1
950,000 (1)	White Cap Buyer LLC, 6.875%, 10/15/2028	862,206	0.2
1,150,000 (1)	William Carter Co/The, 5.625%, 03/15/2027	1,116,925	0.3
550,000 (1)	Williams Scotsman International, Inc., 4.625%, 08/15/2028	503,497	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
1,800,000 (1)	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.250%, 05/15/2027	$1,707,197	0.4
200,000 (1)	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.500%, 03/01/2025	196,983	0.0
600,000 (1)	ZF North America Capital, Inc., 4.750%, 04/29/2025	585,481	0.1
1,085,000 (1)	ZF North America Capital, Inc., 6.875%, 04/14/2028	1,099,847	0.3
		93,517,386	23.7
	Consumer, Non-cyclical: 15.7%
1,375,000 (1)	Acadia Healthcare Co., Inc., 5.500%, 07/01/2028	1,316,232	0.3
1,575,000 (1)	ADT Security Corp./The, 4.125%, 08/01/2029	1,362,131	0.3
1,125,000 (1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 3.500%, 03/15/2029	974,931	0.2
550,000 (1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 4.875%, 02/15/2030	508,305	0.1
1,275,000 (1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 5.875%, 02/15/2028	1,240,320	0.3
400,000 (1)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.000%, 06/01/2029	295,680	0.1
250,000 (1)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.625%, 07/15/2026	237,558	0.1
775,000 (1)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 9.750%, 07/15/2027	686,176	0.2
1,600,000 (1)	Alta Equipment Group, Inc., 5.625%, 04/15/2026	1,488,399	0.4
1,550,000 (1)	AMN Healthcare, Inc., 4.625%, 10/01/2027	1,436,209	0.4
775,000 (1)	APi Escrow Corp., 4.750%, 10/15/2029	698,907	0.2
520,000 (1)	APi Group DE, Inc., 4.125%, 07/15/2029	449,514	0.1
1,225,000 (1)	Bausch Health Cos, Inc., 4.875%, 06/01/2028	730,639	0.2
850,000 (1)	Bausch Health Cos, Inc., 6.125%, 02/01/2027	545,148	0.1
1,225,000 (1)	Bausch Health Cos, Inc., 11.000%, 09/30/2028	873,180	0.2
1,150,000 (1)	BellRing Brands, Inc., 7.000%, 03/15/2030	1,158,476	0.3
1,600,000 (1)	Cheplapharm Arzneimittel GmbH, 5.500%, 01/15/2028	1,450,280	0.4

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
625,000 (1)	CHS/Community Health Systems, Inc., 4.750%, 02/15/2031	$473,062	0.1
1,050,000 (1)	CHS/Community Health Systems, Inc., 5.250%, 05/15/2030	828,200	0.2
900,000 (1)(2)	CHS/Community Health Systems, Inc., 5.625%, 03/15/2027	793,983	0.2
700,000 (1)	CHS/Community Health Systems, Inc., 6.875%, 04/15/2029	437,934	0.1
1,575,000 (1)	CPI CG, Inc., 8.625%, 03/15/2026	1,518,090	0.4
500,000 (1)	DaVita, Inc., 3.750%, 02/15/2031	400,404	0.1
1,925,000 (1)	DaVita, Inc., 4.625%, 06/01/2030	1,654,707	0.4
1,850,000	Encompass Health Corp., 4.750%, 02/01/2030	1,686,657	0.4
475,000 (1)	Garda World Security Corp., 6.000%, 06/01/2029	389,717	0.1
1,375,000 (1)	Garda World Security Corp., 7.750%, 02/15/2028	1,366,325	0.3
1,025,000 (1)	Graham Holdings Co., 5.750%, 06/01/2026	1,006,437	0.3
650,000 (1)	IQVIA, Inc., 5.000%, 10/15/2026	628,207	0.2
1,000,000 (1)	IQVIA, Inc., 6.500%, 05/15/2030	1,011,123	0.3
1,450,000 (1)	Jazz Securities DAC, 4.375%, 01/15/2029	1,295,154	0.3
1,148,000 (1)	KeHE Distributors LLC / KeHE Finance Corp., 8.625%, 10/15/2026	1,155,244	0.3
1,225,000 (1)	Legends Hospitality Holding Co. LLC / Legends Hospitality Co-Issuer, Inc., 5.000%, 02/01/2026	1,104,197	0.3
1,450,000 (1)	Medline Borrower L.P., 3.875%, 04/01/2029	1,261,512	0.3
1,675,000 (1)(2)	Medline Borrower L.P., 5.250%, 10/01/2029	1,455,121	0.4
1,350,000 (1)	ModivCare, Inc., 5.875%, 11/15/2025	1,251,836	0.3
900,000 (1)(2)	MPH Acquisition Holdings LLC, 5.750%, 11/01/2028	678,492	0.2
1,475,000 (1)	NESCO Holdings II, Inc., 5.500%, 04/15/2029	1,321,939	0.3
850,000	New Albertsons L.P., 7.450%, 08/01/2029	861,382	0.2
1,975,000 (1)	Organon & Co. / Organon Foreign Debt Co-Issuer BV, 5.125%, 04/30/2031	1,632,069	0.4
975,000 (1)	PECF USS Intermediate Holding III Corp., 8.000%, 11/15/2029	549,539	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
650,000	Perrigo Finance Unlimited Co., 4.375%, 03/15/2026	$618,610	0.2
1,000,000	Perrigo Finance Unlimited Co., 4.650%, 06/15/2030	886,223	0.2
1,019,000 (1)	Picasso Finance Sub, Inc., 6.125%, 06/15/2025	1,012,601	0.3
775,000 (1)	Post Holdings, Inc., 4.625%, 04/15/2030	680,011	0.2
1,550,000 (1)	Post Holdings, Inc., 5.625%, 01/15/2028	1,491,674	0.4
1,800,000 (1)	Prime Security Services Borrower LLC / Prime Finance, Inc., 6.250%, 01/15/2028	1,688,844	0.4
1,350,000 (1)	Primo Water Holdings, Inc., 4.375%, 04/30/2029	1,158,212	0.3
1,000,000 (1)	Select Medical Corp., 6.250%, 08/15/2026	984,009	0.2
1,250,000 (1)	Simmons Foods, Inc./ Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 03/01/2029	1,002,925	0.3
1,090,000 (1)	Teleflex, Inc., 4.250%, 06/01/2028	997,055	0.2
1,030,000	Tenet Healthcare Corp., 4.250%, 06/01/2029	931,519	0.2
1,100,000	Tenet Healthcare Corp., 5.125%, 11/01/2027	1,051,365	0.3
1,900,000 (2)	Tenet Healthcare Corp., 6.125%, 10/01/2028	1,830,954	0.5
1,810,000	Tenet Healthcare Corp., 6.125%, 06/15/2030	1,786,380	0.4
1,400,000 (2)	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 05/09/2027	1,296,851	0.3
1,350,000 (1)	Triton Water Holdings, Inc., 6.250%, 04/01/2029	1,160,001	0.3
1,100,000 (1)	United Natural Foods, Inc., 6.750%, 10/15/2028	913,138	0.2
385,000	United Rentals North America, Inc., 3.750%, 01/15/2032	326,505	0.1
825,000	United Rentals North America, Inc., 4.875%, 01/15/2028	785,838	0.2
275,000	United Rentals North America, Inc., 5.250%, 01/15/2030	262,756	0.1
1,100,000 (1)	Varex Imaging Corp., 7.875%, 10/15/2027	1,096,430	0.3
		62,175,317	15.7
	Energy: 12.4%
850,000 (1)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.375%, 06/15/2029	790,653	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
1,075,000 (1)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.750%, 03/01/2027	$1,037,737	0.3
600,000 (1)	Antero Resources Corp., 5.375%, 03/01/2030	556,008	0.1
1,175,000 (1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.250%, 04/01/2028	1,104,853	0.3
425,000 (1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.875%, 04/01/2027	408,527	0.1
1,325,000 (1)	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 5.875%, 06/30/2029	1,183,465	0.3
1,400,000 (1)	Atlantica Sustainable Infrastructure PLC, 4.125%, 06/15/2028	1,249,191	0.3
1,300,000 (1)	Chord Energy Corp., 6.375%, 06/01/2026	1,290,029	0.3
1,545,000 (1)	Civitas Resources, Inc., 8.070%, 07/01/2028	1,564,390	0.4
1,175,000 (1)	CNX Midstream Partners LP, 4.750%, 04/15/2030	997,782	0.3
1,475,000 (1)	Colgate Energy Partners III LLC, 5.875%, 07/01/2029	1,390,978	0.4
1,825,000 (1)	Crescent Energy Finance LLC, 7.250%, 05/01/2026	1,714,423	0.4
1,925,000 (1)	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 6.000%, 02/01/2029	1,799,423	0.5
675,000	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 6.750%, 05/15/2025	666,012	0.2
950,000 (1)	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 7.125%, 06/01/2028	881,118	0.2
525,000 (1)	DT Midstream, Inc., 4.125%, 06/15/2029	461,236	0.1
1,000,000 (1)	DT Midstream, Inc., 4.375%, 06/15/2031	862,768	0.2
1,375,000 (1)	Earthstone Energy Holdings LLC, 8.000%, 04/15/2027	1,329,247	0.3
1,300,000 (1)	Encino Acquisition Partners Holdings LLC, 8.500%, 05/01/2028	1,181,157	0.3
1,162,000 (1)	Enerflex Ltd., 9.000%, 10/15/2027	1,131,712	0.3
2,250,000	EnLink Midstream LLC, 5.375%, 06/01/2029	2,145,624	0.5
400,000	EnLink Midstream Partners L.P., 4.150%, 06/01/2025	388,400	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
1,175,000	EQM Midstream Partners L.P., 5.500%, 07/15/2028	$1,112,862	0.3
625,000 (1)	EQM Midstream Partners L.P., 6.000%, 07/01/2025	618,662	0.2
925,000 (1)	Hess Midstream Operations L.P., 4.250%, 02/15/2030	807,978	0.2
850,000 (1)	Hess Midstream Operations L.P., 5.125%, 06/15/2028	796,311	0.2
400,000 (1)	Hess Midstream Operations L.P., 5.500%, 10/15/2030	370,468	0.1
700,000 (1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.750%, 02/01/2029	634,535	0.2
725,000 (1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.000%, 04/15/2030	660,917	0.2
900,000 (1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.000%, 02/01/2031	805,614	0.2
1,625,000 (1)	Kinetik Holdings L.P., 5.875%, 06/15/2030	1,546,179	0.4
1,575,000 (1)(2)	Matador Resources Co., 6.875%, 04/15/2028	1,560,641	0.4
1,850,000 (1)	Moss Creek Resources Holdings, Inc., 7.500%, 01/15/2026	1,700,744	0.4
725,000	Murphy Oil Corp., 5.875%, 12/01/2027	704,979	0.2
1,175,000	Murphy Oil Corp., 6.375%, 07/15/2028	1,159,283	0.3
1,000,000 (1)	Northern Oil and Gas, Inc., 8.750%, 06/15/2031	983,750	0.2
1,325,000 (2)	Occidental Petroleum Corp., 5.500%, 12/01/2025	1,309,325	0.3
1,850,000	Southwestern Energy Co., 5.375%, 02/01/2029	1,743,928	0.4
1,400,000 (1)	SunCoke Energy, Inc., 4.875%, 06/30/2029	1,177,424	0.3
480,000	Sunoco L.P. / Sunoco Finance Corp., 4.500%, 05/15/2029	426,394	0.1
1,225,000	Sunoco L.P. / Sunoco Finance Corp., 4.500%, 04/30/2030	1,072,404	0.3
735,000 (1)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 7.500%, 10/01/2025	734,305	0.2
873,438 (1)	Transocean Poseidon Ltd., 6.875%, 02/01/2027	862,716	0.2
190,000 (1)	Transocean Titan Financing Ltd., 8.375%, 02/01/2028	194,218	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
750,000 (1)	Transocean, Inc., 7.500%, 01/15/2026	$713,314	0.2
550,000 (1)	Venture Global Calcasieu Pass LLC, 3.875%, 08/15/2029	480,981	0.1
1,600,000 (1)	Venture Global Calcasieu Pass LLC, 4.125%, 08/15/2031	1,378,202	0.3
725,000 (1)(2)	Venture Global LNG, Inc., 8.125%, 06/01/2028	737,147	0.2
725,000 (1)	Venture Global LNG, Inc., 8.375%, 06/01/2031	731,893	0.2
		49,159,907	12.4
	Financial: 6.9%
600,000	Ally Financial, Inc., 5.750%, 11/20/2025	578,199	0.1
575,000	Ally Financial, Inc., 6.700%, 02/14/2033	509,278	0.1
1,150,000 (1)	Aretec Escrow Issuer, Inc., 7.500%, 04/01/2029	1,000,281	0.2
1,300,000 (1)	BroadStreet Partners, Inc., 5.875%, 04/15/2029	1,129,134	0.3
1,250,000 (1)	Burford Capital Global Finance LLC, 6.875%, 04/15/2030	1,140,705	0.3
510,000 (1)	Freedom Mortgage Corp., 6.625%, 01/15/2027	442,043	0.1
875,000 (1)	Freedom Mortgage Corp., 8.250%, 04/15/2025	854,080	0.2
1,325,000 (1)	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.750%, 06/15/2029	1,079,618	0.3
450,000 (1)	Midcap Financial Issuer Trust, 5.625%, 01/15/2030	357,765	0.1
1,100,000 (1)	Midcap Financial Issuer Trust, 6.500%, 05/01/2028	980,303	0.2
1,125,000 (2)	MPT Operating Partnership L.P. / MPT Finance Corp., 4.625%, 08/01/2029	851,501	0.2
1,275,000 (2)	MPT Operating Partnership L.P. / MPT Finance Corp., 5.000%, 10/15/2027	1,073,918	0.3
1,350,000 (1)	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/2030	1,096,335	0.3
1,375,000 (2)	Navient Corp., 4.875%, 03/15/2028	1,178,925	0.3
775,000	Navient Corp., 5.000%, 03/15/2027	694,030	0.2
300,000	Navient Corp., 7.250%, 09/25/2023	300,494	0.1
575,000	OneMain Finance Corp., 4.000%, 09/15/2030	443,268	0.1
1,700,000	OneMain Finance Corp., 5.375%, 11/15/2029	1,446,883	0.4
400,000	OneMain Finance Corp., 7.125%, 03/15/2026	393,359	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
1,675,000 (1)	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 5.875%, 10/01/2028	$1,538,747	0.4
1,150,000 (1)	PRA Group, Inc., 5.000%, 10/01/2029	871,689	0.2
1,025,000 (1)	Realogy Group LLC / Realogy Co-Issuer Corp., 5.750%, 01/15/2029	768,081	0.2
1,000,000 (1)(2)	RHP Hotel Properties L.P. / RHP Finance Corp., 7.250%, 07/15/2028	1,011,130	0.2
200,000 (1)	RLJ Lodging Trust L.P., 3.750%, 07/01/2026	183,680	0.0
1,225,000 (1)	RLJ Lodging Trust L.P., 4.000%, 09/15/2029	1,027,023	0.3
550,000	Service Properties Trust, 4.750%, 10/01/2026	478,124	0.1
525,000	Service Properties Trust, 5.500%, 12/15/2027	462,094	0.1
1,750,000 (1)	United Wholesale Mortgage LLC, 5.750%, 06/15/2027	1,599,465	0.4
550,000 (1)	Uniti Group L.P. / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 6.000%, 01/15/2030	373,153	0.1
875,000 (1)	Uniti Group L.P. / Uniti Group Finance, Inc. / CSL Capital LLC, 6.500%, 02/15/2029	620,107	0.2
625,000 (1)	Uniti Group L.P. / Uniti Group Finance, Inc. / CSL Capital LLC, 10.500%, 02/15/2028	620,602	0.2
1,300,000 (1)	VistaJet Malta Finance PLC / XO Management Holding, Inc., 6.375%, 02/01/2030	1,047,972	0.3
1,315,000 (1)	XHR L.P., 4.875%, 06/01/2029	1,128,796	0.3
200,000 (1)	XHR L.P., 6.375%, 08/15/2025	196,533	0.0
		27,477,315	6.9
	Industrial: 10.9%
1,750,000 (1)(3)	ARD Finance SA, 6.500% (PIK Rate 7.250%, Cash Rate 6.500%), 06/30/2027	1,420,346	0.4
775,000	Ball Corp., 3.125%, 09/15/2031	638,445	0.2
650,000	Ball Corp., 6.875%, 03/15/2028	663,532	0.2
625,000 (1)	Bombardier, Inc., 7.500%, 02/01/2029	618,484	0.1
750,000 (1)	Bombardier, Inc., 7.875%, 04/15/2027	749,123	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial (continued)
1,575,000 (1)	Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 02/01/2026	$1,492,985	0.4
1,150,000 (1)	Builders FirstSource, Inc., 5.000%, 03/01/2030	1,076,428	0.3
200,000 (1)(2)	Cascades, Inc./Cascades USA, Inc., 5.125%, 01/15/2026	191,611	0.0
1,350,000 (1)	Cascades, Inc./Cascades USA, Inc., 5.375%, 01/15/2028	1,263,221	0.3
1,395,000 (1)	Chart Industries, Inc., 7.500%, 01/01/2030	1,424,999	0.4
370,000 (1)(2)	Chart Industries, Inc., 9.500%, 01/01/2031	392,947	0.1
1,100,000 (1)	Clean Harbors, Inc., 6.375%, 02/01/2031	1,107,920	0.3
1,465,000 (1)	Emerald Debt Merger Sub LLC, 6.625%, 12/15/2030	1,454,012	0.4
1,825,000 (1)	Energizer Holdings, Inc., 4.750%, 06/15/2028	1,629,725	0.4
1,625,000 (1)	Fortress Transportation and Infrastructure Investors LLC, 5.500%, 05/01/2028	1,488,692	0.4
1,475,000 (1)	GFL Environmental, Inc., 4.000%, 08/01/2028	1,320,651	0.3
400,000 (1)	GFL Environmental, Inc., 4.250%, 06/01/2025	386,363	0.1
700,000 (1)	GFL Environmental, Inc., 4.375%, 08/15/2029	623,999	0.2
550,000 (1)	Global Infrastructure Solutions, Inc., 5.625%, 06/01/2029	448,887	0.1
675,000 (1)	Global Infrastructure Solutions, Inc., 7.500%, 04/15/2032	574,696	0.1
1,175,000 (1)(2)	GrafTech Finance, Inc., 4.625%, 12/15/2028	955,771	0.2
1,350,000 (1)	Graham Packaging Co., Inc., 7.125%, 08/15/2028	1,154,392	0.3
1,050,000	Howmet Aerospace, Inc., 5.900%, 02/01/2027	1,059,389	0.3
1,600,000 (1)	Imola Merger Corp., 4.750%, 05/15/2029	1,393,153	0.3
750,000 (1)(3)	Intelligent Packaging Holdco Issuer LP, 9.000% (PIK Rate 9.750%, Cash Rate 9.000%), 01/15/2026	571,310	0.1
1,475,000 (1)	Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, 6.000%, 09/15/2028	1,255,365	0.3
1,625,000 (1)	New Enterprise Stone & Lime Co., Inc., 9.750%, 07/15/2028	1,571,042	0.4
630,000 (1)	Owens-Brockway Glass Container, Inc., 7.250%, 05/15/2031	638,662	0.2
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial (continued)
1,350,000 (1)	PGT Innovations, Inc., 4.375%, 10/01/2029	$1,261,006	0.3
1,075,000 (1)	Roller Bearing Co. of America, Inc., 4.375%, 10/15/2029	964,445	0.2
800,000 (1)	Rolls-Royce PLC, 3.625%, 10/14/2025	759,784	0.2
1,300,000 (1)	Rolls-Royce PLC, 5.750%, 10/15/2027	1,272,504	0.3
1,575,000 (1)	Sealed Air Corp., 4.000%, 12/01/2027	1,439,077	0.4
200,000 (1)	Sealed Air Corp., 5.125%, 12/01/2024	197,820	0.0
650,000 (1)(2)	Sealed Air Corp./Sealed Air Corp. US, 6.125%, 02/01/2028	645,917	0.2
450,000 (1)	Sensata Technologies BV, 5.000%, 10/01/2025	440,967	0.1
1,550,000 (1)	Sensata Technologies, Inc., 3.750%, 02/15/2031	1,327,407	0.3
1,600,000 (1)	Standard Industries, Inc./NJ, 3.375%, 01/15/2031	1,289,829	0.3
925,000 (1)	Standard Industries, Inc./NJ, 4.375%, 07/15/2030	801,972	0.2
1,025,000 (1)	Summit Materials LLC / Summit Materials Finance Corp., 5.250%, 01/15/2029	969,599	0.2
725,000 (1)	Summit Materials LLC / Summit Materials Finance Corp., 6.500%, 03/15/2027	721,112	0.2
875,000	TransDigm, Inc., 4.625%, 01/15/2029	779,387	0.2
675,000	TransDigm, Inc., 5.500%, 11/15/2027	637,443	0.2
1,075,000	TransDigm, Inc., 6.375%, 06/15/2026	1,062,355	0.3
1,250,000 (1)	Weekley Homes LLC / Weekley Finance Corp., 4.875%, 09/15/2028	1,126,800	0.3
		43,263,574	10.9
	Technology: 2.6%
1,275,000 (1)	Cloud Software Group, Inc., 6.500%, 03/31/2029	1,136,447	0.3
1,200,000 (1)	Condor Merger Sub, Inc., 7.375%, 02/15/2030	1,044,669	0.3
1,150,000 (1)(2)	Consensus Cloud Solutions, Inc., 6.500%, 10/15/2028	984,285	0.3
775,000 (1)	Entegris Escrow Corp., 6.950%, 06/15/2030	743,711	0.2
550,000 (1)(2)	Entegris, Inc., 3.625%, 05/01/2029	474,507	0.1
2,100,000 (1)	NCR Corp., 5.125%, 04/15/2029	1,861,000	0.5

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology (continued)
575,000 (1)	Open Text Corp., 3.875%, 12/01/2029	$481,156	0.1
1,150,000 (1)	Open Text Holdings, Inc., 4.125%, 02/15/2030	974,859	0.2
1,100,000 (1)	Playtika Holding Corp., 4.250%, 03/15/2029	977,240	0.2
1,075,000 (1)	Rackspace Technology Global, Inc., 5.375%, 12/01/2028	334,688	0.1
1,375,000 (1)	Virtusa Corp., 7.125%, 12/15/2028	1,121,062	0.3
		10,133,624	2.6
	Utilities: 0.8%
1,175,000	TransAlta Corp., 7.750%, 11/15/2029	1,210,844	0.3
625,000 (1)	Vistra Operations Co. LLC, 5.500%, 09/01/2026	601,965	0.2
1,275,000 (1)	Vistra Operations Co. LLC, 5.625%, 02/15/2027	1,223,206	0.3
		3,036,015	0.8
	Total Corporate Bonds/Notes (Cost $402,059,747)	365,862,835	92.5
BANK LOANS: 1.2%
	Communications: 0.3%
1,300,000	AP Core Holdings II, LLC High-Yield Term Loan B2, 10.717%, (TSFR1M + 5.500%), 09/01/2027	1,243,938	0.3

	Financial: 0.4%
1,480,000	HUB International Limited 2023 Term Loan B, 9.369%, (TSFR1M + 4.250%), 06/30/2030	1,484,456	0.4

	Lodging & Casinos: 0.3%
1,000,000	Hilton Domestic Operating Company, Inc. 2019 Term Loan B2, 6.939%, (TSFR1M + 1.750%), 06/22/2026	1,000,170	0.3

	Radio & Television: 0.2%
1,022,351	Clear Channel Outdoor Holdings, Inc. Term Loan B, 8.807%, (US0001M + 3.500%), 08/21/2026	979,449	0.2
	Total Bank Loans (Cost $4,702,004)	4,708,013	1.2
CONVERTIBLE BONDS/NOTES: 0.0%
	Financial: 0.0%
499,200 (1)(4)	Lehman Brothers Holdings, Inc., 8.160%, 05/30/2009	1,358	0.0
	Total Convertible Bonds/Notes (Cost $451,666)	1,358	0.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: 0.1%
	Consumer Discretionary: —%
1,476 (1)(5)(6)	Perseus Holding Corp.	$—	—

	Consumer Staples: 0.1%
23,000 (5)(6)	Southeastern Grocers, Inc.	506,000	0.1

	Energy: 0.0%
2 (6)	Amplify Energy Corp.	14	0.0
424,441 (5)(6)	Ascent Resources - Utica LLC	5,093	0.0
		5,107	0.0
	Health Care: 0.0%
26 (6)	Option Care Health, Inc.	844	0.0
	Total Common Stock (Cost $172,536)	511,951	0.1
PREFERRED STOCK: —%
	Consumer Discretionary: —%
775 (1)(5)(6)	Perseus Holding Corp.	—	—
	Total Preferred Stock (Cost $—)	—	—
WARRANTS: —%
	Health Care: —%
126 (5)(6)	Option Care Health, Inc. - Class A	—	—
126 (5)(6)	Option Care Health, Inc. - Class B	—	—
	Total Warrants (Cost $—)	—	—
OTHER(7): —%
	Energy: —%
2,000 (5)(8)	Green Field Energy Services, Inc. (Escrow)	—	—
	Total Other (Cost $—)	—	—
	Total Long-Term Investments (Cost $407,385,953)	371,084,157	93.8
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 11.0%
	Commercial Paper: 3.3%
1,025,000	American Electric Power Co., Inc., 5.290%, 07/07/2023	1,023,962	0.3
1,225,000	American Honda Finance Corp., 5.730%, 09/21/2023	1,209,238	0.3
1,125,000	EIDP Inc., 5.420%, 10/02/2023	1,109,502	0.3
2,050,000	Enbridge (US) Inc., 5.520%, 07/13/2023	2,045,980	0.5
1,500,000	Enbridge (US) Inc., 5.600%, 07/21/2023	1,495,184	0.4
675,000	Enbridge (US) Inc., 5.640%, 07/25/2023	672,404	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Commercial Paper (continued)
2,000,000	Fiserv, Inc., 5.310%, 07/07/2023	$1,997,966	0.5
675,000	Parker-Hannifin Corp., 5.400%, 07/27/2023	672,316	0.2
2,600,000	Parker-Hannifin Corp., 5.950%, 10/03/2023	2,560,329	0.6
	Total Commercial Paper (Cost $12,790,080)	12,786,881	3.3

	Repurchase Agreements: 7.7%
1,454,213 (9)	Bank of America Inc., Repurchase Agreement dated 06/30/23, 5.06%, due 07/03/23 (Repurchase Amount $1,454,818, collateralized by various U.S. Government Agency Obligations, 2.000%-6.500%, Market Value plus accrued interest $1,483,297, due 04/01/35-09/01/61)	1,454,213	0.4
2,197,588 (9)	Bethesda Securities LLC, Repurchase Agreement dated 06/30/23, 5.16%, due 07/03/23 (Repurchase Amount $2,198,520, collateralized by various U.S. Government Agency Obligations, 3.062%-6.000%, Market Value plus accrued interest $2,241,540, due 08/01/28-02/01/53)	2,197,588	0.5
7,074,333 (9)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/23, 5.08%, due 07/03/23 (Repurchase Amount $7,077,287, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $7,215,820, due 10/13/23-02/20/73)	7,074,333	1.8
3,864,724 (9)	Citadel Securities LLC, Repurchase Agreement dated 06/30/23, 5.11%, due 07/03/23 (Repurchase Amount $3,866,347, collateralized by various U.S. Government Securities, 0.000%-4.625%, Market Value plus accrued interest $3,943,699, due 07/15/23-02/15/53)	3,864,724	1.0
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
2,259,089 (9)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 06/30/23, 5.16%, due 07/03/23 (Repurchase Amount $2,260,047, collateralized by various U.S. Government Agency Obligations, 1.500%-7.145%, Market Value plus accrued interest $2,305,262, due 06/26/26-03/20/73)	$2,259,089	0.6
7,316,282 (9)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/23, 5.06%, due 07/03/23 (Repurchase Amount $7,319,325, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $7,462,608, due 07/31/23-05/20/53)	7,316,282	1.8
6,441,807 (9)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/23, 5.15%, due 07/03/23 (Repurchase Amount $6,444,534, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $6,570,797, due 07/15/25-02/15/51)	6,441,807	1.6
	Total Repurchase Agreements (Cost $30,608,036)	30,608,036	7.7
	Total Short-Term Investments (Cost $43,398,116)	43,394,917	11.0
	Total Investments in Securities (Cost $450,784,069)	$414,479,074	104.8
	Liabilities in Excess of Other Assets	(19,158,232)	(4.8)
	Net Assets	$395,320,842	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of June 30, 2023 (Unaudited) (continued)

(2)
Security, or a portion of the security, is on loan.

(3)
All or a portion of this security is payment-in-kind (“PIK”) which may pay interest or additional principal at the issuer’s discretion. Rates shown are the current rate and possible payment rates.

(4)
Defaulted security.

(5)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(6)
Non-income producing security.

(7)
Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.

(8)
Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2023, the Portfolio held restricted securities with a fair value of $— or 0.0% of net assets. Please refer to the table below for additional details.

(9)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

Reference Rate Abbreviations:
TSFR1M   1-month CME Term Secured Overnight Financing Rate
US0001M  1-month LIBOR

Investment Type Allocation as of June 30, 2023 (as a percentage of net assets)

Corporate Bonds/Notes	92.5%
Bank Loans	1.2%
Common Stock	0.1%
Convertible Bonds/Notes	0.0%^
Assets in Excess of Other Liabilities,*	6.2%
Net Assets	100.0%
^ Amount is less than 0.005%.
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$—	$—	$—	$—
Consumer Staples	—	—	506,000	506,000
Energy	14	—	5,093	5,107
Health Care	844	—	—	844
Total Common Stock	858	—	511,093	511,951
Preferred Stock	—	—	—	—
Warrants	—	—	—	—
Corporate Bonds/Notes	—	365,862,835	—	365,862,835
Other	—	—	—	—
Convertible Bonds/Notes	—	1,358	—	1,358
Bank Loans	—	4,708,013	—	4,708,013
Short-Term Investments	—	43,394,917	—	43,394,917
Total Investments, at fair value	$858	$413,967,123	$511,093	$414,479,074

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

At June 30, 2023, Voya High Yield Portfolio held the following restricted securities:
Security	Acquisition Date	Acquisition Cost	Fair Value
Green Field Energy Services, Inc. (Escrow)	8/25/2019	$—	$—
		$—	$—
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of June 30, 2023 (Unaudited) (continued)

At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $451,068,467.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$1,967,613
Gross Unrealized Depreciation	(38,557,006)
Net Unrealized Depreciation	$(36,589,393)
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Large Cap Growth Portfolio	as of June 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.7%
	Communication Services: 9.9%
1,295,638 (1)	Alphabet, Inc. - Class A	$155,087,869	3.8
559,959 (1)	Meta Platforms, Inc.	160,697,034	3.9
169,871 (1)	NetFlix, Inc.	74,826,477	1.8
691,863 (1)	Pinterest, Inc.	18,915,534	0.4
		409,526,914	9.9
	Consumer Discretionary: 13.2%
2,233,553 (1)	Amazon.com, Inc.	291,165,969	7.1
24,848 (1)	Chipotle Mexican Grill, Inc.	53,149,872	1.3
305,028 (1)	Expedia Group, Inc.	33,367,013	0.8
114,792 (1)	Lululemon Athletica, Inc.	43,448,772	1.0
322,748	Ross Stores, Inc.	36,189,733	0.9
479,543	Starbucks Corp.	47,503,530	1.1
156,794 (1)	Tesla, Inc.	41,043,965	1.0
		545,868,854	13.2
	Consumer Staples: 5.1%
287,450	Constellation Brands, Inc.	70,750,068	1.7
243,874	Estee Lauder Cos., Inc.	47,891,976	1.2
641,335	Mondelez International, Inc.	46,778,975	1.1
280,872	Walmart, Inc.	44,147,461	1.1
		209,568,480	5.1
	Financials: 6.7%
119,463	LPL Financial Holdings, Inc.	25,974,840	0.6
212,122	Marsh & McLennan Cos., Inc.	39,895,906	1.0
563,679	Tradeweb Markets, Inc.	38,600,738	1.0
714,258	Visa, Inc. - Class A	169,621,990	4.1
		274,093,474	6.7
	Health Care: 13.3%
291,999	Abbott Laboratories	31,833,731	0.8
901,997 (1)	Boston Scientific Corp.	48,789,018	1.2
141,992	Cigna Corp.	39,842,955	1.0
400,975 (1)	DexCom, Inc.	51,529,297	1.2
109,948	Elevance Health, Inc.	48,848,797	1.2
274,554	Eli Lilly & Co.	128,760,335	3.1
131,194	HCA Healthcare, Inc.	39,814,755	1.0
203,814 (1)	Intuitive Surgical, Inc.	69,692,159	1.7
128,000	Stryker Corp.	39,051,520	0.9
146,486 (1)	Vertex Pharmaceuticals, Inc.	51,549,889	1.2
		549,712,456	13.3
	Industrials: 6.4%
193,097	Booz Allen Hamilton Holding Corp.	21,549,625	0.5
573,224	Ingersoll Rand, Inc.	37,465,920	0.9
82,725	Old Dominion Freight Line	30,587,569	0.7
102,870	Parker Hannifin Corp.	40,123,415	1.0
245,857	Quanta Services, Inc.	48,298,608	1.2
61,964	TransDigm Group, Inc.	55,406,350	1.4
611,428 (1)	WillScot Mobile Mini Holdings Corp.	29,220,144	0.7
		262,651,631	6.4
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: 42.8%
362,460 (1)	Advanced Micro Devices, Inc.	$41,287,819	1.0
2,186,887	Apple, Inc.	424,190,471	10.3
202,522 (1)	Crowdstrike Holdings, Inc.	29,744,406	0.7
338,218 (1)	Datadog, Inc.	33,273,887	0.8
149,775 (1)	Enphase Energy, Inc.	25,084,317	0.6
134,326	Intuit, Inc.	61,546,830	1.5
235,310 (1)	Keysight Technologies, Inc.	39,402,659	1.0
448,452 (1)	Lattice Semiconductor Corp.	43,082,784	1.0
753,031	Micron Technology, Inc.	47,523,786	1.2
1,568,562	Microsoft Corp.	534,158,103	13.0
95,220 (1)	MongoDB, Inc.	39,134,468	0.9
569,238	Nvidia Corp.	240,799,059	5.8
337,815 (1)	Palo Alto Networks, Inc.	86,315,111	2.1
281,833 (1)	Salesforce, Inc.	59,540,040	1.4
269,090 (1)	Workday, Inc.	60,784,740	1.5
		1,765,868,480	42.8
	Materials: 0.6%
228,601	FMC Corp.	23,852,228	0.6

	Real Estate: 0.9%
317,896	ProLogis, Inc.	38,983,586	0.9

	Utilities: 0.8%
447,554	NextEra Energy, Inc.	33,208,507	0.8
	Total Common Stock (Cost $3,618,938,915)	4,113,334,610	99.7
SHORT-TERM INVESTMENTS: 0.7%
	Mutual Funds: 0.7%
28,712,000 (2)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 5.030% (Cost $28,712,000)	28,712,000	0.7
	Total Short-Term Investments (Cost $28,712,000)	28,712,000	0.7
	Total Investments in Securities (Cost $3,647,650,915)	$4,142,046,610	100.4
	Liabilities in Excess of Other Assets	(18,187,179)	(0.4)
	Net Assets	$4,123,859,431	100.0

(1)
Non-income producing security.

(2)
Rate shown is the 7-day yield as of June 30, 2023.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Large Cap Growth Portfolio	as of June 30, 2023 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Common Stock*	$4,113,334,610	$—	$—	$4,113,334,610
Short-Term Investments	28,712,000	—	—	28,712,000
Total Investments, at fair value	$4,142,046,610	$—	$—	$4,142,046,610

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $3,656,416,930.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$646,195,440
Gross Unrealized Depreciation	(160,565,760)
Net Unrealized Appreciation	$485,629,680
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Large Cap Value Portfolio	as of June 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.0%
	Communication Services: 7.1%
107,448 (1)	Activision Blizzard, Inc.	$9,057,866	1.8
1,338,203	AT&T, Inc.	21,344,338	4.1
228,177 (1)	Pinterest, Inc.	6,238,359	1.2
		36,640,563	7.1
	Consumer Discretionary: 3.8%
45,319 (1)	Aptiv PLC	4,626,617	0.9
75,315 (1)	Expedia Group, Inc.	8,238,708	1.6
56,143	Ralph Lauren Corp.	6,922,432	1.3
		19,787,757	3.8
	Consumer Staples: 8.4%
298,116	Kraft Heinz Co.	10,583,118	2.0
167,725	Mondelez International, Inc.	12,233,861	2.4
213,640	Philip Morris International, Inc.	20,855,537	4.0
		43,672,516	8.4
	Energy: 7.7%
247,697	BP PLC ADR	8,741,227	1.7
34,083	Chesapeake Energy Corp.	2,852,065	0.5
85,255	ConocoPhillips	8,833,271	1.7
50,782	EOG Resources, Inc.	5,811,492	1.1
142,140	Halliburton Co.	4,689,199	0.9
77,604	Valero Energy Corp.	9,102,949	1.8
		40,030,203	7.7
	Financials: 19.5%
148,968	Apollo Global Management, Inc.	11,442,232	2.2
62,676	Arthur J. Gallagher & Co.	13,761,769	2.7
305,767	Bank of New York Mellon Corp.	13,612,747	2.6
295,414	Equitable Holdings, Inc.	8,023,444	1.5
147,831	Hartford Financial Services Group, Inc.	10,646,789	2.1
128,501	Intercontinental Exchange, Inc.	14,530,893	2.8
160,906	JPMorgan Chase & Co.	23,402,169	4.5
184,880	Truist Financial Corp.	5,611,108	1.1
		101,031,151	19.5
	Health Care: 18.4%
89,670	Abbott Laboratories	9,775,823	1.9
61,765	Alcon, Inc.	5,071,524	1.0
107,255 (1)	Boston Scientific Corp.	5,801,423	1.1
133,482	Bristol-Myers Squibb Co.	8,536,174	1.7
41,218	Cigna Corp.	11,565,771	2.2
22,118	HCA Healthcare, Inc.	6,712,371	1.3
102,324	Johnson & Johnson	16,936,668	3.3
14,131	McKesson Corp.	6,038,318	1.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
47,783	Quest Diagnostics, Inc.	$6,716,378	1.3
20,232	Stryker Corp.	6,172,581	1.2
26,681	Universal Health Services, Inc.	4,209,461	0.8
20,881 (1)	Vertex Pharmaceuticals, Inc.	7,348,233	1.4
		94,884,725	18.4
	Industrials: 10.5%
48,020	Booz Allen Hamilton Holding Corp.	5,359,032	1.0
111,135	Emerson Electric Co.	10,045,493	2.0
233,877	Howmet Aerospace, Inc.	11,590,944	2.2
98,529	Ingersoll Rand, Inc.	6,439,855	1.3
21,205	Parker Hannifin Corp.	8,270,798	1.6
18,129 (1)	Saia, Inc.	6,207,551	1.2
13,727	United Rentals, Inc.	6,113,594	1.2
		54,027,267	10.5
	Information Technology: 8.6%
1,841	Constellation Software, Inc./Canada	3,814,383	0.7
105,797	Dolby Laboratories, Inc.	8,853,093	1.7
107,381	Micron Technology, Inc.	6,776,815	1.3
17,674	Roper Technologies, Inc.	8,497,659	1.7
29,994 (1)	Salesforce, Inc.	6,336,532	1.2
49,465	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,992,008	1.0
77,841 (1)	Twilio, Inc.	4,952,244	1.0
		44,222,734	8.6
	Materials: 4.4%
24,431	Air Products & Chemicals, Inc.	7,317,818	1.4
110,652	Alcoa Corp.	3,754,422	0.7
43,765	CF Industries Holdings, Inc.	3,038,166	0.6
31,849	Crown Holdings, Inc.	2,766,723	0.6
21,176	Reliance Steel & Aluminum Co.	5,751,190	1.1
		22,628,319	4.4
	Real Estate: 4.6%
77,464	ProLogis, Inc.	9,499,410	1.8
42,643	Ryman Hospitality Properties	3,962,388	0.8
124,629	Welltower, Inc.	10,081,240	2.0
		23,543,038	4.6
	Utilities: 6.0%
61,073	Ameren Corp.	4,987,832	1.0
36,223	DTE Energy Co.	3,985,255	0.8

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Large Cap Value Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities (continued)
170,326	NextEra Energy, Inc.	$12,638,189	2.4
440,822 (1)(2)	PRIME AET&D Holdings NO 1	—	—
151,361	Public Service Enterprise Group, Inc.	9,476,712	1.8
		31,087,988	6.0
	Total Common Stock (Cost $475,443,437)	511,556,261	99.0
OTHER(3): —%
	Energy: —%
1,685,000 (2)(4)	Samson Investment Co. (Escrow)	0	—
	Total Other (Cost $30,842)	—	—

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: —%
Financial: —%
1,216,000 (2)(5)	Tropicana Entertainment LLC / Tropicana Finance Corp., 9.625%, 12/15/2014	—	—
	Total Corporate Bonds/ Notes (Cost $787,907)	—	—
	Total Long-Term Investments (Cost $476,262,186)	511,556,261	99.0
Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.8%
	Mutual Funds: 0.8%
4,333,000 (6)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 5.030% (Cost $4,333,000)	$4,333,000	0.8
	Total Short-Term Investments (Cost $4,333,000)	4,333,000	0.8
	Total Investments in Securities (Cost $480,595,186)	$515,889,261	99.8
	Assets in Excess of Other Liabilities	1,136,597	0.2
	Net Assets	$517,025,858	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

ADR
American Depositary Receipt

(1)
Non-income producing security.

(2)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(3)
Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.

(4)
Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2023, the Portfolio held restricted securities with a fair value of $— or 0.0% of net assets. Please refer to the table below for additional details.

(5)
Defaulted security.

(6)
Rate shown is the 7-day yield as of June 30, 2023.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Large Cap Value Portfolio	as of June 30, 2023 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Common Stock
Communication Services	$36,640,563	$—	$—	$36,640,563
Consumer Discretionary	19,787,757	—	—	19,787,757
Consumer Staples	43,672,516	—	—	43,672,516
Energy	40,030,203	—	—	40,030,203
Financials	101,031,151	—	—	101,031,151
Health Care	94,884,725	—	—	94,884,725
Industrials	54,027,267	—	—	54,027,267
Information Technology	44,222,734	—	—	44,222,734
Materials	22,628,319	—	—	22,628,319
Real Estate	23,543,038	—	—	23,543,038
Utilities	31,087,988	—	—	31,087,988
Total Common Stock	511,556,261	—	—	511,556,261
Corporate Bonds/Notes	—	—	—	—
Other	—	—	—	—
Short-Term Investments	4,333,000	—	—	4,333,000
Total Investments, at fair value	$515,889,261	$—	$—	$515,889,261

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

At June 30, 2023, Voya Large Cap Value Portfolio held the following restricted securities:
Security	Acquisition Date	Acquisition Cost	Fair Value
Samson Investment Co. (Escrow)	6/28/2017	$30,842	$—
		$30,842	$—
At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $483,126,056.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$49,927,629
Gross Unrealized Depreciation	(17,041,393)
Net Unrealized Appreciation	$32,886,236
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2023 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 37.4%
	Basic Materials: 0.7%
288,000	Albemarle Corp., 4.650%, 06/01/2027	$280,704	0.1
475,000	Ecolab, Inc., 1.650%, 02/01/2027	427,203	0.1
407,000 (1)	Ecolab, Inc., 2.700%, 11/01/2026	382,897	0.1
300,000	EIDP, Inc., 4.500%, 05/15/2026	294,643	0.1
500,000 (2)	Georgia-Pacific LLC, 1.750%, 09/30/2025	459,227	0.1
227,000 (2)	International Flavors & Fragrances, Inc., 1.832%, 10/15/2027	191,617	0.1
280,000	Nucor Corp., 2.000%, 06/01/2025	261,988	0.1
54,000	Nutrien Ltd., 4.900%, 03/27/2028	53,003	0.0
		2,351,282	0.7
	Communications: 1.7%
721,000	Amazon.com, Inc., 3.000%, 04/13/2025	695,856	0.2
370,000	AT&T, Inc., 1.700%, 03/25/2026	337,385	0.1
472,000	Bell Telephone Co. of Canada or Bell Canada/ The, 0.750%, 03/17/2024	456,104	0.1
213,000	British Telecommunications PLC, 4.500%, 12/04/2023	211,814	0.1
308,000	Comcast Corp., 4.550%, 01/15/2029	302,619	0.1
326,000	Comcast Corp., 5.250%, 11/07/2025	327,858	0.1
399,000	Fox Corp., 4.030%, 01/25/2024	395,082	0.1
447,000	Meta Platforms, Inc., 3.500%, 08/15/2027	424,649	0.1
36,000	Motorola Solutions, Inc., 4.000%, 09/01/2024	35,163	0.0
653,000 (2)	NTT Finance Corp., 0.583%, 03/01/2024	631,039	0.2
368,000 (2)	NTT Finance Corp., 4.142%, 07/26/2024	362,315	0.1
352,000	Sprint Nextel Corp., 6.875%, 11/15/2028	373,435	0.1
194,000	T-Mobile USA, Inc., 2.250%, 02/15/2026	178,433	0.0
444,000	T-Mobile USA, Inc., 3.750%, 04/15/2027	420,508	0.1
181,000	T-Mobile USA, Inc., 4.950%, 03/15/2028	178,210	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
271,000	Verizon Communications, Inc., 0.850%, 11/20/2025	$244,530	0.1
272,000	Verizon Communications, Inc., 3.500%, 11/01/2024	265,006	0.1
259,000	Walt Disney Co/The, 4.000%, 10/01/2023	257,838	0.1
		6,097,844	1.7
	Consumer, Cyclical: 2.8%
358,000 (2)	7-Eleven, Inc., 0.950%, 02/10/2026	319,969	0.1
509,000	American Honda Finance Corp., 0.875%, 07/07/2023	508,854	0.1
140,000	American Honda Finance Corp., 1.300%, 09/09/2026	124,778	0.0
236,000 (2)	BMW US Capital LLC, 0.800%, 04/01/2024	227,647	0.1
428,000 (2)	BMW US Capital LLC, 1.250%, 08/12/2026	382,108	0.1
505,000 (2)	BMW US Capital LLC, 3.250%, 04/01/2025	488,176	0.1
710,000 (2)	Daimler Trucks Finance North America LLC, 3.500%, 04/07/2025	683,380	0.2
250,000	Delta Air Lines 2019-1 Class A Pass Through Trust, 3.404%, 10/25/2025	243,654	0.1
142,140	Delta Air Lines 2020-1 Class A Pass Through Trust, 2.500%, 12/10/2029	122,670	0.0
266,000	General Motors Financial Co., Inc., 1.700%, 08/18/2023	264,634	0.1
305,000	General Motors Financial Co., Inc., 3.800%, 04/07/2025	294,308	0.1
408,000	General Motors Financial Co., Inc., 5.250%, 03/01/2026	401,981	0.1
442,000	General Motors Financial Co., Inc., 5.400%, 04/06/2026	437,075	0.1
226,000	Home Depot, Inc./The, 2.700%, 04/15/2025	216,870	0.1
532,000	Honda Motor Co. Ltd., 2.534%, 03/10/2027	490,261	0.1
462,000 (2)	Hyundai Capital America, 1.300%, 01/08/2026	413,589	0.1
319,000 (2)	Hyundai Capital America, 5.650%, 06/26/2026	317,190	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
187,000	Lowe’s Cos, Inc., 3.350%, 04/01/2027	$176,708	0.1
447,200 (2)	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 06/20/2027	448,719	0.1
423,000	Ross Stores, Inc., 4.600%, 04/15/2025	415,029	0.1
474,000	Toyota Motor Corp., 0.681%, 03/25/2024	457,652	0.1
227,000 (1)	Toyota Motor Credit Corp., 4.625%, 01/12/2028	225,178	0.1
172,484	United Airlines 2020-1 Class A Pass Through Trust, 5.875%, 04/15/2029	171,216	0.1
193,650	US Airways 2012-1 Class A Pass Through Trust, 5.900%, 04/01/2026	192,125	0.1
288,000	Walmart, Inc., 3.950%, 09/09/2027	282,689	0.1
435,000	Walmart, Inc., 4.000%, 04/15/2026	427,479	0.1
421,000	Warnermedia Holdings, Inc., 3.755%, 03/15/2027	392,863	0.1
629,000	WW Grainger, Inc., 1.850%, 02/15/2025	597,511	0.2
		9,724,313	2.8
	Consumer, Non-cyclical: 4.1%
444,000	Amgen, Inc., 3.200%, 11/02/2027	414,878	0.1
629,000	Amgen, Inc., 5.250%, 03/02/2025	625,985	0.2
444,000	Becton Dickinson & Co., 4.693%, 02/13/2028	438,222	0.1
386,000	Boston Scientific Corp., 1.900%, 06/01/2025	362,034	0.1
506,000	Bristol-Myers Squibb Co., 0.750%, 11/13/2025	459,937	0.1
587,000	Bunge Ltd. Finance Corp., 1.630%, 08/17/2025	540,355	0.2
219,000 (2)	Cargill, Inc., 1.375%, 07/23/2023	218,568	0.1
160,000 (2)	Cargill, Inc., 3.500%, 04/22/2025	155,267	0.0
195,000 (2)	Cargill, Inc., 3.625%, 04/22/2027	186,399	0.1
274,000	Cigna Corp., 1.250%, 03/15/2026	246,201	0.1
473,000	Conagra Brands, Inc., 0.500%, 08/11/2023	470,347	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
233,000 (2)	CSL Finance PLC, 3.850%, 04/27/2027	$222,602	0.1
444,000	Diageo Capital PLC, 5.300%, 10/24/2027	451,458	0.1
587,000 (2)	Element Fleet Management Corp., 3.850%, 06/15/2025	555,524	0.2
385,000	Elevance Health, Inc., 3.500%, 08/15/2024	375,209	0.1
238,000	Estee Lauder Cos, Inc./The, 4.375%, 05/15/2028	234,553	0.1
316,000	GE HealthCare Technologies, Inc., 5.600%, 11/15/2025	316,284	0.1
258,000	Global Payments, Inc., 1.200%, 03/01/2026	229,396	0.1
262,000	Humana, Inc., 0.650%, 08/03/2023	261,027	0.1
352,000	Humana, Inc., 3.700%, 03/23/2029	322,600	0.1
223,000 (2)	Kenvue, Inc., 5.500%, 03/22/2025	223,666	0.1
400,000	Laboratory Corp. of America Holdings, 3.600%, 02/01/2025	386,673	0.1
334,000 (2)	Nestle Holdings, Inc., 1.150%, 01/14/2027	294,165	0.1
510,000 (2)	Nestle Holdings, Inc., 4.125%, 10/01/2027	499,106	0.1
448,000	PepsiCo, Inc., 3.600%, 02/18/2028	431,509	0.1
857,000	Pfizer Investment Enterprises Pte Ltd., 4.450%, 05/19/2026	846,924	0.2
465,000	Revvity, Inc., 0.850%, 09/15/2024	437,246	0.1
675,000	Royalty Pharma PLC, 0.750%, 09/02/2023	668,836	0.2
461,000	S&P Global, Inc., 2.450%, 03/01/2027	425,493	0.1
352,000	S&P Global, Inc., 2.700%, 03/01/2029	317,067	0.1
702,000	Stryker Corp., 0.600%, 12/01/2023	687,643	0.2
121,000 (2)	Triton Container International Ltd., 0.800%, 08/01/2023	120,446	0.0
470,000 (2)	Triton Container International Ltd., 1.150%, 06/07/2024	445,813	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
165,000	UnitedHealth Group, Inc., 2.375%, 08/15/2024	$159,507	0.0
314,000	UnitedHealth Group, Inc., 2.950%, 10/15/2027	291,562	0.1
323,000	UnitedHealth Group, Inc., 3.375%, 04/15/2027	307,219	0.1
550,000	Viatris, Inc., 1.650%, 06/22/2025	506,296	0.1
316,000	Zoetis, Inc., 5.400%, 11/14/2025	317,051	0.1
		14,453,068	4.1
	Energy: 1.5%
331,000	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc., 2.061%, 12/15/2026	298,388	0.1
580,000	Canadian Natural Resources Ltd., 2.050%, 07/15/2025	540,433	0.2
500,000	Chevron USA, Inc., 0.426%, 08/11/2023	497,563	0.1
614,000	Enbridge, Inc., 0.550%, 10/04/2023	606,194	0.2
469,000	Equinor ASA, 2.875%, 04/06/2025	449,682	0.1
395,000	Kinder Morgan, Inc., 1.750%, 11/15/2026	350,027	0.1
306,000	Ovintiv Exploration, Inc., 5.375%, 01/01/2026	304,041	0.1
326,000	Phillips 66, 3.850%, 04/09/2025	317,125	0.1
495,000	Pioneer Natural Resources Co., 1.125%, 01/15/2026	445,978	0.1
189,000	Schlumberger Investment SA, 4.500%, 05/15/2028	186,135	0.1
519,000	Shell International Finance BV, 0.375%, 09/15/2023	513,855	0.1
270,000	TransCanada PipeLines Ltd., 1.000%, 10/12/2024	253,797	0.1
467,000	Williams Cos, Inc./The, 4.550%, 06/24/2024	460,829	0.1
		5,224,047	1.5
	Financial: 18.4%
393,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 1.650%, 10/29/2024	369,488	0.1
410,000	Aflac, Inc., 1.125%, 03/15/2026	367,252	0.1
433,000	Ally Financial, Inc., 3.875%, 05/21/2024	423,064	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
536,000	American Express Co., 2.500%, 07/30/2024	$518,329	0.1
217,000 (3)	American Express Co., 4.990%, 05/01/2026	214,412	0.1
466,000	American Express Co., 5.850%, 11/05/2027	477,435	0.1
326,000	American Tower Corp., 3.650%, 03/15/2027	305,539	0.1
80,000	American Tower Corp., 5.250%, 07/15/2028	79,144	0.0
444,000	Ameriprise Financial, Inc., 2.875%, 09/15/2026	414,641	0.1
234,000	Ameriprise Financial, Inc., 3.000%, 04/02/2025	222,924	0.1
485,000	Ameriprise Financial, Inc., 4.000%, 10/15/2023	481,893	0.1
74,000	Assurant, Inc., 4.200%, 09/27/2023	73,498	0.0
738,000 (2)	Aviation Capital Group LLC, 5.500%, 12/15/2024	722,761	0.2
352,000 (2)	Avolon Holdings Funding Ltd., 2.528%, 11/18/2027	297,152	0.1
475,000 (2)	Avolon Holdings Funding Ltd., 4.375%, 05/01/2026	444,152	0.1
1,204,000 (3)	Bank of America Corp., 0.810%, 10/24/2024	1,184,120	0.3
1,531,000 (3)	Bank of America Corp., 0.976%, 04/22/2025	1,468,224	0.4
907,000 (3)	Bank of America Corp., 1.319%, 06/19/2026	831,217	0.2
425,000 (3)	Bank of America Corp., 1.530%, 12/06/2025	397,483	0.1
186,000 (3)	Bank of America Corp., 1.658%, 03/11/2027	167,467	0.0
444,000 (3)	Bank of America Corp., 1.734%, 07/22/2027	396,637	0.1
496,000 (3)	Bank of America Corp., 2.015%, 02/13/2026	464,726	0.1
50,000 (3)	Bank of America Corp., 3.419%, 12/20/2028	45,895	0.0
81,000 (3)	Bank of America Corp., 3.705%, 04/24/2028	75,977	0.0
301,000 (3)	Bank of America Corp., 4.376%, 04/27/2028	289,194	0.1
352,000 (3)	Bank of America Corp., 5.202%, 04/25/2029	348,373	0.1
642,000	Bank of Montreal, 5.300%, 06/05/2026	640,593	0.2
733,000 (3)	Bank of New York Mellon Corp./The, 3.430%, 06/13/2025	715,066	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
179,000 (3)	Bank of New York Mellon Corp./The, 4.414%, 07/24/2026	$175,258	0.1
437,000 (3)	Bank of New York Mellon Corp./The, 4.947%, 04/26/2027	431,829	0.1
432,000	Bank of Nova Scotia/The, 0.550%, 09/15/2023	427,453	0.1
473,000	Bank of Nova Scotia/The, 0.700%, 04/15/2024	454,831	0.1
468,000	Bank of Nova Scotia/The, 1.450%, 01/10/2025	438,517	0.1
401,000	Bank of Nova Scotia/The, 3.450%, 04/11/2025	386,236	0.1
277,000	Berkshire Hathaway, Inc., 3.125%, 03/15/2026	267,003	0.1
352,000 (2)	Blackstone Holdings Finance Co. LLC, 1.625%, 08/05/2028	291,348	0.1
326,000 (2)	Blackstone Holdings Finance Co. LLC, 5.900%, 11/03/2027	330,209	0.1
420,000 (2)	BPCE SA, 1.000%, 01/20/2026	374,049	0.1
1,120,000 (2)	BPCE SA, 5.700%, 10/22/2023	1,115,232	0.3
350,000	Brookfield Finance, Inc., 4.000%, 04/01/2024	345,210	0.1
424,000	Canadian Imperial Bank of Commerce, 1.000%, 10/18/2024	399,464	0.1
358,000	Canadian Imperial Bank of Commerce, 3.300%, 04/07/2025	343,865	0.1
182,000	Canadian Imperial Bank of Commerce, 3.945%, 08/04/2025	176,009	0.1
261,000 (3)	Capital One Financial Corp., 1.878%, 11/02/2027	223,752	0.1
444,000 (3)	Capital One Financial Corp., 4.166%, 05/09/2025	432,651	0.1
335,000 (3)	Capital One Financial Corp., 5.468%, 02/01/2029	321,141	0.1
336,000 (3)	Charles Schwab Corp./ The, 5.643%, 05/19/2029	336,007	0.1
473,000 (3)	Citigroup, Inc., 0.981%, 05/01/2025	452,765	0.1
374,000	Corebridge Financial, Inc., 3.650%, 04/05/2027	349,532	0.1
525,000 (2)	Corebridge Global Funding, 0.900%, 09/22/2025	471,655	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
233,000	Credit Suisse AG/ New York NY, 2.950%, 04/09/2025	$219,091	0.1
1,246,000	Credit Suisse AG/ New York NY, 3.625%, 09/09/2024	1,200,444	0.3
467,000 (2)(3)	Danske Bank A/S, 0.976%, 09/10/2025	435,927	0.1
279,000 (2)(3)	Danske Bank A/S, 3.773%, 03/28/2025	272,777	0.1
257,000 (2)(3)	Danske Bank A/S, 4.298%, 04/01/2028	240,127	0.1
467,000 (3)	Deutsche Bank AG/ New York NY, 2.222%, 09/18/2024	461,126	0.1
259,000	Discover Financial Services, 3.950%, 11/06/2024	249,726	0.1
465,000 (2)(3)	DNB Bank ASA, 2.968%, 03/28/2025	454,057	0.1
611,000 (2)(3)	DNB Bank ASA, 5.896%, 10/09/2026	605,453	0.2
475,000	Equinix, Inc., 1.250%, 07/15/2025	433,539	0.1
388,000	Federal Realty OP L.P., 3.950%, 01/15/2024	383,655	0.1
305,000 (2)	Federation des Caisses Desjardins du Quebec, 2.050%, 02/10/2025	286,327	0.1
356,000 (2)	Five Corners Funding Trust, 4.419%, 11/15/2023	352,139	0.1
490,000 (2)	GA Global Funding Trust, 3.850%, 04/11/2025	466,931	0.1
236,000 (3)	Goldman Sachs Group, Inc./The, 0.925%, 10/21/2024	232,036	0.1
278,000 (3)	Goldman Sachs Group, Inc./The, 2.640%, 02/24/2028	252,455	0.1
257,000	Hanover Insurance Group, Inc./The, 4.500%, 04/15/2026	248,982	0.1
933,000 (3)	HSBC Holdings PLC, 0.732%, 08/17/2024	926,201	0.3
293,000 (3)	HSBC Holdings PLC, 1.162%, 11/22/2024	286,814	0.1
431,000 (3)	HSBC Holdings PLC, 1.589%, 05/24/2027	380,603	0.1
531,000 (3)	HSBC Holdings PLC, 1.645%, 04/18/2026	489,361	0.1
335,000 (3)	HSBC Holdings PLC, 2.633%, 11/07/2025	318,369	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
519,000 (3)	HSBC Holdings PLC, 2.999%, 03/10/2026	$492,352	0.1
441,000 (3)	ING Groep NV, 4.017%, 03/28/2028	414,193	0.1
566,000	Jackson Financial, Inc., 1.125%, 11/22/2023	555,731	0.2
654,000 (3)	JPMorgan Chase & Co., 0.824%, 06/01/2025	621,898	0.2
1,089,000 (3)	JPMorgan Chase & Co., 0.969%, 06/23/2025	1,034,011	0.3
388,000 (3)	JPMorgan Chase & Co., 1.470%, 09/22/2027	342,769	0.1
348,000 (3)	JPMorgan Chase & Co., 1.578%, 04/22/2027	312,751	0.1
125,000 (3)	JPMorgan Chase & Co., 2.069%, 06/01/2029	107,298	0.0
830,000 (3)	JPMorgan Chase & Co., 2.083%, 04/22/2026	777,619	0.2
48,000 (3)	JPMorgan Chase & Co., 2.301%, 10/15/2025	45,759	0.0
140,000 (3)	JPMorgan Chase & Co., 2.595%, 02/24/2026	132,821	0.0
444,000 (3)	JPMorgan Chase & Co., 2.947%, 02/24/2028	407,998	0.1
537,000 (3)	JPMorgan Chase & Co., 3.797%, 07/23/2024	536,369	0.2
27,000 (3)	JPMorgan Chase & Co., 3.960%, 01/29/2027	25,971	0.0
389,000 (3)	JPMorgan Chase & Co., 5.546%, 12/15/2025	387,551	0.1
252,000	KeyBank NA/Cleveland OH, 4.390%, 12/14/2027	223,419	0.1
176,000 (3)	Lloyds Banking Group PLC, 3.870%, 07/09/2025	171,487	0.1
480,000 (2)	LSEGA Financing PLC, 0.650%, 04/06/2024	460,402	0.1
460,000	Marsh & McLennan Cos, Inc., 4.050%, 10/15/2023	455,827	0.1
430,000 (3)	Mitsubishi UFJ Financial Group, Inc., 0.848%, 09/15/2024	425,256	0.1
415,000 (3)	Mitsubishi UFJ Financial Group, Inc., 0.953%, 07/19/2025	392,241	0.1
365,000 (1)(3)	Mitsubishi UFJ Financial Group, Inc., 0.962%, 10/11/2025	340,739	0.1
323,000	Mitsubishi UFJ Financial Group, Inc., 1.412%, 07/17/2025	295,878	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
454,000 (3)	Mitsubishi UFJ Financial Group, Inc., 1.538%, 07/20/2027	$400,959	0.1
276,000 (3)	Mitsubishi UFJ Financial Group, Inc., 4.788%, 07/18/2025	272,138	0.1
891,000 (3)	Mitsubishi UFJ Financial Group, Inc., 5.719%, 02/20/2026	886,724	0.3
392,000 (3)	Mizuho Financial Group, Inc., 0.849%, 09/08/2024	388,024	0.1
304,000 (3)	Mizuho Financial Group, Inc., 2.555%, 09/13/2025	290,387	0.1
265,000 (3)	Mizuho Financial Group, Inc., 5.778%, 07/06/2029	265,825	0.1
1,056,000 (3)	Morgan Stanley, 0.790%, 05/30/2025	1,003,477	0.3
1,252,000 (3)	Morgan Stanley, 0.791%, 01/22/2025	1,213,526	0.3
990,000 (3)	Morgan Stanley, 1.164%, 10/21/2025	925,750	0.3
565,000 (3)	Morgan Stanley, 1.512%, 07/20/2027	500,781	0.1
444,000 (3)	Morgan Stanley, 1.593%, 05/04/2027	397,694	0.1
371,000 (3)	Morgan Stanley, 2.475%, 01/21/2028	335,092	0.1
126,000 (3)	Morgan Stanley, 2.720%, 07/22/2025	121,546	0.0
496,000	Morgan Stanley, 4.000%, 07/23/2025	481,719	0.1
352,000 (3)	Morgan Stanley, 5.164%, 04/20/2029	347,965	0.1
448,000	Morgan Stanley Bank NA, 4.754%, 04/21/2026	441,609	0.1
324,000 (1)	National Australia Bank Ltd./New York, 3.500%, 06/09/2025	313,290	0.1
684,000 (3)	National Bank of Canada, 0.550%, 11/15/2024	669,776	0.2
349,000	National Bank of Canada, 0.750%, 08/06/2024	329,395	0.1
250,000 (2)	National Securities Clearing Corp., 1.500%, 04/23/2025	232,571	0.1
250,000 (2)	National Securities Clearing Corp., 5.000%, 05/30/2028	248,756	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
213,000 (2)	Nationwide Building Society, 1.500%, 10/13/2026	$185,294	0.1
327,000 (3)	NatWest Group PLC, 4.269%, 03/22/2025	321,285	0.1
395,000 (2)	Nordea Bank Abp, 0.625%, 05/24/2024	376,573	0.1
293,000 (2)	Nordea Bank Abp, 0.750%, 08/28/2025	263,655	0.1
324,000 (2)	Nordea Bank Abp, 3.600%, 06/06/2025	310,548	0.1
587,000	Old Republic International Corp., 4.875%, 10/01/2024	575,816	0.2
498,000 (2)	Pacific Life Global Funding II, 0.500%, 09/23/2023	492,208	0.1
207,000 (2)	Pacific Life Global Funding II, 1.200%, 06/24/2025	188,863	0.1
265,000 (2)	Pacific Life Global Funding II, 1.375%, 04/14/2026	236,927	0.1
470,000	PNC Financial Services Group, Inc./The, 3.500%, 01/23/2024	464,178	0.1
214,000	Prologis L.P., 4.875%, 06/15/2028	212,241	0.1
284,000 (1)	Royal Bank of Canada, 1.150%, 07/14/2026	251,420	0.1
466,000	Royal Bank of Canada, 1.600%, 01/21/2025	438,218	0.1
553,000	Royal Bank of Canada, 3.700%, 10/05/2023	550,381	0.2
225,000	Royal Bank of Canada, 6.193%, (TSFR3M + 0.660%), 10/05/2023	225,284	0.1
440,000	Sixth Street Specialty Lending, Inc., 3.875%, 11/01/2024	424,469	0.1
954,000 (2)	Skandinaviska Enskilda Banken AB, 0.550%, 09/01/2023	945,314	0.3
619,000 (2)	Skandinaviska Enskilda Banken AB, 0.650%, 09/09/2024	581,933	0.2
464,000 (2)	Skandinaviska Enskilda Banken AB, 3.700%, 06/09/2025	446,294	0.1
477,000 (2)(3)	Societe Generale SA, 2.226%, 01/21/2026	443,242	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
286,000	Sumitomo Mitsui Financial Group, Inc., 1.474%, 07/08/2025	$262,758	0.1
355,000	Sumitomo Mitsui Financial Group, Inc., 2.696%, 07/16/2024	343,599	0.1
465,000 (2)	Sumitomo Mitsui Trust Bank Ltd., 0.800%, 09/16/2024	437,004	0.1
468,000 (2)	Svenska Handelsbanken AB, 3.650%, 06/10/2025	449,664	0.1
425,000 (2)	Swedbank AB, 0.600%, 09/25/2023	419,949	0.1
371,000 (2)	Swedbank AB, 3.356%, 04/04/2025	355,025	0.1
467,000	Toronto-Dominion Bank/ The, 0.700%, 09/10/2024	440,422	0.1
621,000	Toronto-Dominion Bank/ The, 1.150%, 06/12/2025	572,505	0.2
468,000 (1)	Toronto-Dominion Bank/ The, 1.450%, 01/10/2025	440,712	0.1
454,000	Toronto-Dominion Bank/ The, 3.766%, 06/06/2025	440,349	0.1
260,000 (3)	Truist Financial Corp., 1.267%, 03/02/2027	229,430	0.1
316,000 (3)	Truist Financial Corp., 1.887%, 06/07/2029	262,919	0.1
256,000 (3)	Truist Financial Corp., 4.260%, 07/28/2026	246,154	0.1
369,000 (2)	UBS AG/London, 0.700%, 08/09/2024	348,006	0.1
600,000 (2)(3)	UBS Group AG, 1.008%, 07/30/2024	597,520	0.2
372,000 (2)(3)	UBS Group AG, 4.488%, 05/12/2026	359,819	0.1
464,000 (2)(3)	UBS Group AG, 4.490%, 08/05/2025	453,680	0.1
241,000 (3)	US Bancorp, 5.775%, 06/12/2029	241,089	0.1
115,000 (3)	Wells Fargo & Co., 2.164%, 02/11/2026	108,351	0.0
414,000 (3)	Wells Fargo & Co., 2.188%, 04/30/2026	388,094	0.1
518,000 (3)	Wells Fargo & Co., 2.406%, 10/30/2025	493,479	0.1
		65,028,827	18.4
	Industrial: 1.9%
444,000	Avnet, Inc., 6.250%, 03/15/2028	448,588	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial (continued)
388,000	Boeing Co/The, 4.875%, 05/01/2025	$382,616	0.1
423,000	Caterpillar Financial Services Corp., 0.650%, 07/07/2023	422,842	0.1
223,000	General Dynamics Corp., 3.250%, 04/01/2025	215,727	0.1
392,000 (2)	Graphic Packaging International LLC, 0.821%, 04/15/2024	376,233	0.1
386,000	Honeywell International, Inc., 1.350%, 06/01/2025	360,299	0.1
651,000	Huntington Ingalls Industries, Inc., 0.670%, 08/16/2023	647,063	0.2
335,000	John Deere Capital Corp., 2.050%, 01/09/2025	319,156	0.1
184,000	John Deere Capital Corp., 2.125%, 03/07/2025	175,092	0.1
138,000	John Deere Capital Corp., 2.350%, 03/08/2027	126,444	0.0
444,000	Lockheed Martin Corp., 5.100%, 11/15/2027	451,833	0.1
435,000	Raytheon Technologies Corp., 3.700%, 12/15/2023	431,556	0.1
224,000	Raytheon Technologies Corp., 5.000%, 02/27/2026	223,812	0.1
400,000	Republic Services, Inc., 2.500%, 08/15/2024	386,006	0.1
305,000	Rockwell Automation, Inc., 0.350%, 08/15/2023	303,273	0.1
429,000	Ryder System, Inc., 5.250%, 06/01/2028	423,908	0.1
350,000 (2)	SMBC Aviation Capital Finance DAC, 1.900%, 10/15/2026	306,241	0.1
713,000	Teledyne Technologies, Inc., 0.950%, 04/01/2024	686,833	0.2
		6,687,522	1.9
	Technology: 2.3%
233,000	Analog Devices, Inc., 2.950%, 04/01/2025	224,047	0.1
173,000	Apple, Inc., 1.125%, 05/11/2025	161,252	0.0
449,000	Apple, Inc., 3.250%, 02/23/2026	432,573	0.1
444,000	Broadcom, Inc., 3.459%, 09/15/2026	419,710	0.1
290,000	CGI, Inc., 1.450%, 09/14/2026	256,287	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology (continued)
457,000	Fidelity National Information Services, Inc., 0.600%, 03/01/2024	$441,142	0.1
268,000	Fidelity National Information Services, Inc., 4.700%, 07/15/2027	260,989	0.1
245,000	Fiserv, Inc., 2.750%, 07/01/2024	237,772	0.1
444,000	Fiserv, Inc., 5.450%, 03/02/2028	446,410	0.1
198,000	HP, Inc., 2.200%, 06/17/2025	186,334	0.1
430,000	Intel Corp., 3.750%, 08/05/2027	411,427	0.1
666,000	Intel Corp., 4.875%, 02/10/2026	664,250	0.2
446,000	International Business Machines Corp., 4.000%, 07/27/2025	436,093	0.1
445,000	International Business Machines Corp., 4.500%, 02/06/2026	438,802	0.1
255,000	International Business Machines Corp., 6.500%, 01/15/2028	271,281	0.1
465,000	Kyndryl Holdings, Inc., 2.050%, 10/15/2026	401,484	0.1
473,000	Oracle Corp., 1.650%, 03/25/2026	429,424	0.1
288,000	Oracle Corp., 2.500%, 04/01/2025	273,476	0.1
470,000	Oracle Corp., 2.650%, 07/15/2026	434,665	0.1
500,000	Take-Two Interactive Software, Inc., 3.550%, 04/14/2025	482,425	0.1
307,000	VMware, Inc., 1.000%, 08/15/2024	290,781	0.1
408,000	VMware, Inc., 1.400%, 08/15/2026	360,481	0.1
215,000	Workday, Inc., 3.500%, 04/01/2027	203,896	0.1
		8,165,001	2.3
	Utilities: 4.0%
475,000 (2)	AEP Texas, Inc., 3.850%, 10/01/2025	452,396	0.1
352,000	AES Corp./The, 5.450%, 06/01/2028	345,953	0.1
475,000	Alabama Power Co., 3.750%, 09/01/2027	454,358	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
176,000	Ameren Illinois Co., 3.800%, 05/15/2028	$167,807	0.0
502,000	American Electric Power Co., Inc., 0.750%, 11/01/2023	493,698	0.1
245,000	American Electric Power Co., Inc., 2.031%, 03/15/2024	238,330	0.1
213,000 (2)	Aquarion Co., 4.000%, 08/15/2024	208,584	0.1
425,000	Arizona Public Service Co., 3.350%, 06/15/2024	414,393	0.1
425,000	Avangrid, Inc., 3.200%, 04/15/2025	404,343	0.1
279,000	Black Hills Corp., 1.037%, 08/23/2024	263,678	0.1
448,000 (3)	DTE Energy Co., 4.220%, 11/01/2024	438,168	0.1
385,000	Duke Energy Ohio, Inc., 3.800%, 09/01/2023	383,833	0.1
290,000	Duke Energy Progress LLC, 3.375%, 09/01/2023	288,894	0.1
479,000 (2)	Enel Finance International NV, 6.800%, 10/14/2025	488,111	0.1
329,000	Entergy Corp., 0.900%, 09/15/2025	295,611	0.1
555,000	Entergy Louisiana LLC, 0.950%, 10/01/2024	523,434	0.2
250,000	Entergy Louisiana LLC, 4.050%, 09/01/2023	249,217	0.1
277,000	Eversource Energy, 2.900%, 03/01/2027	255,399	0.1
448,000	Eversource Energy, 4.750%, 05/15/2026	439,325	0.1
215,000 (1)	Florida Power & Light Co., 4.400%, 05/15/2028	211,095	0.1
485,000	Interstate Power and Light Co., 3.250%, 12/01/2024	468,392	0.1
72,000	IPALCO Enterprises, Inc., 3.700%, 09/01/2024	69,643	0.0
428,000	National Rural Utilities Cooperative Finance Corp., 1.000%, 10/18/2024	402,718	0.1
325,000	National Rural Utilities Cooperative Finance Corp., 1.875%, 02/07/2025	307,012	0.1
318,000	NextEra Energy Capital Holdings, Inc., 1.875%, 01/15/2027	283,657	0.1
271,000	NextEra Energy Capital Holdings, Inc., 4.625%, 07/15/2027	265,175	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
444,000	NextEra Energy Capital Holdings, Inc., 4.900%, 02/28/2028	$440,016	0.1
462,000	NiSource, Inc., 0.950%, 08/15/2025	421,521	0.1
328,000 (2)	NRG Energy, Inc., 3.750%, 06/15/2024	317,086	0.1
749,096	PG&E Wildfire Recovery Funding LLC, 3.594%, 06/01/2032	710,273	0.2
485,000	Public Service Electric and Gas Co., 3.750%, 03/15/2024	479,442	0.1
335,000	Public Service Enterprise Group, Inc., 0.800%, 08/15/2025	303,061	0.1
134,000	Public Service Enterprise Group, Inc., 5.850%, 11/15/2027	136,799	0.0
155,000	Sempra Energy, 5.400%, 08/01/2026	154,329	0.0
384,000	Southern Co. Gas Capital Corp., 3.250%, 06/15/2026	362,151	0.1
646,000	Southern Co/The, 0.600%, 02/26/2024	624,584	0.2
272,000 (2)	Trans-Allegheny Interstate Line Co., 3.850%, 06/01/2025	261,651	0.1
8,000	WEC Energy Group, Inc., 2.200%, 12/15/2028	6,889	0.0
535,000	WEC Energy Group, Inc., 4.750%, 01/09/2026	527,180	0.2
43,000	WEC Energy Group, Inc., 5.000%, 09/27/2025	42,617	0.0
61,000	WEC Energy Group, Inc., 5.150%, 10/01/2027	60,953	0.0
658,000	Xcel Energy, Inc., 0.500%, 10/15/2023	648,311	0.2
		14,310,087	4.0
	Total Corporate Bonds/ Notes (Cost $137,060,835)	132,041,991	37.4
COLLATERALIZED MORTGAGE OBLIGATIONS: 5.3%
429,084 (2)(3)	Deephaven Residential Mortgage Trust 2022-2 A1, 4.300%, 03/25/2067	399,193	0.1
824,596	Fannie Mae REMICS 2006-43-FJ, 5.560%, (SOFR30A + 0.410%), 06/25/2036	813,649	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
330,852	Fannie Mae REMICS 2007-14 PF, 5.340%, (SOFR30A + 0.190%), 03/25/2037	$322,286	0.1
206,234	Fannie Mae REMICS 2010-123 FL, 5.580%, (SOFR30A + 0.430%), 11/25/2040	202,799	0.1
543,966	Fannie Mae REMICS 2010-136 FG, 5.650%, (SOFR30A + 0.500%), 12/25/2030	543,775	0.2
913,476	Fannie Mae REMICS 2011-51 FM, 5.800%, (SOFR30A + 0.650%), 06/25/2041	898,770	0.3
406,503	Fannie Mae REMICS 2011-68 F, 5.420%, (SOFR30A + 0.270%), 07/25/2031	405,675	0.1
75,917	Fannie Mae REMICS 2011-96 FN, 5.650%, (SOFR30A + 0.500%), 10/25/2041	74,779	0.0
16,482 (2)(3)	Flagstar Mortgage Trust 2017-2 A3, 3.500%, 10/25/2047	14,978	0.0
262,505 (2)(3)	Flagstar Mortgage Trust 2020-2 A2, 3.000%, 08/25/2050	222,858	0.1
432,897	Freddie Mac REMICS 3626 FA, 5.843%, (SOFR30A + 0.650%), 05/15/2036	432,716	0.1
276,047	Freddie Mac REMICS 4508 CF, 5.593%, (SOFR30A + 0.400%), 09/15/2045	270,005	0.1
973,530	Ginnie Mae Series 2012-H11 FA, 5.794%, (US0001M + 0.700%), 02/20/2062	970,623	0.3
520,310	Ginnie Mae Series 2014-H05 FB, 5.694%, (US0001M + 0.600%), 12/20/2063	519,115	0.1
1,767,279	Ginnie Mae Series 2015-H30 FE, 5.694%, (US0001M + 0.600%), 11/20/2065	1,758,140	0.5
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,891,648	Ginnie Mae Series 2016-H06 FD, 5.120%, (US0001M + 0.920%), 07/20/2065	$1,885,108	0.5
589,023	Ginnie Mae Series 2016-H07 FK, 4.940%, (US0001M + 1.000%), 03/20/2066	583,438	0.2
1,656,912	Ginnie Mae Series 2016-H16 FE, 3.155%, (US0012M + 0.380%), 06/20/2066	1,644,785	0.5
404,883	Ginnie Mae Series 2017-H09 FG, 5.564%, (US0001M + 0.470%), 03/20/2067	402,114	0.1
380,395	Ginnie Mae Series 2018-H04 FM, 5.394%, (US0001M + 0.300%), 03/20/2068	376,668	0.1
2,128,524	Ginnie Mae Series 2019-H02 FA, 5.544%, (US0001M + 0.450%), 01/20/2069	2,108,232	0.6
762,992	Ginnie Mae Series 2020-H09 NF, 6.344%, (US0001M + 1.250%), 04/20/2070	769,222	0.2
14,254 (2)(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 A1, 3.500%, 03/25/2050	13,058	0.0
191,177 (2)(3)	JP Morgan Mortgage Trust 2019-INV3 A3, 3.500%, 05/25/2050	169,453	0.1
308,636 (2)(3)	Morgan Stanley Residential Mortgage Loan Trust 2021-2 A9, 2.500%, 05/25/2051	239,622	0.1
1,889,691 (2)(3)	OBX 2023-J1 A3 Trust, 4.500%, 01/25/2053	1,792,309	0.5
558,581 (2)(3)	RATE Mortgage Trust 2021-HB1 A31, 2.500%, 12/25/2051	432,981	0.1
174,294 (2)(3)	Sequoia Mortgage Trust 2014-4 B3, 3.903%, 11/25/2044	158,330	0.0
48,409 (2)(3)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 03/25/2048	44,518	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
82,558 (3)	WaMu Mortgage Pass-Through Certificates Series 2004-AR4 A6 Trust, 5.082%, 06/25/2034	$77,943	0.0
183,594 (2)(3)	Wells Fargo Mortgage Backed Securities 2020-1 A17 Trust, 3.000%, 12/25/2049	156,515	0.0
	Total Collateralized Mortgage Obligations (Cost $19,218,391)	18,703,657	5.3
U.S. TREASURY OBLIGATIONS: 27.4%
	U.S. Treasury Notes: 27.4%
28,195,000	0.125%, 01/15/2024	27,424,755	7.8
1,815,800	0.875%, 01/31/2024	1,768,965	0.5
189,400	1.250%, 11/30/2026	170,686	0.0
107,900	1.500%, 01/31/2027	97,759	0.0
128,900	1.500%, 11/30/2028	112,780	0.0
1,703,300	3.625%, 05/15/2026	1,661,982	0.5
1,288,000	3.625%, 05/31/2028	1,259,926	0.3
336,400	3.750%, 05/31/2030	331,748	0.1
2,689,000	4.000%, 06/30/2028	2,674,505	0.8
43,873,000	4.125%, 06/15/2026	43,434,270	12.3
981,800 (1)	4.250%, 05/31/2025	969,508	0.3
16,299,700	4.625%, 06/30/2025	16,226,160	4.6
802,000	4.625%, 03/15/2026	802,971	0.2
	Total U.S. Treasury Obligations (Cost $97,586,223)	96,936,015	27.4
COMMERCIAL MORTGAGE-BACKED SECURITIES: 7.2%
2,000,000 (2)	BHMS 2018-ATLS D, 7.443%, (US0001M + 2.250%), 07/15/2035	1,842,277	0.5
3,500,000 (2)	BPR Trust 2021-WILL C, 9.193%, (US0001M + 4.000%), 06/15/2038	3,240,752	0.9
800,000 (2)	BX Trust 2021-ARIA C, 6.839%, (US0001M + 1.646%), 10/15/2036	770,036	0.2
383,826 (2)	BX Trust 2022-PSB A, 7.598%, (TSFR1M + 2.451%), 08/15/2039	383,239	0.1
1,500,000 (2)	BXMT 2021-FL4 D Ltd., 7.512%, (TSFR1M + 2.250%), 05/15/2038	1,360,684	0.4
340,000 (2)	BXSC Commercial Mortgage Trust 2022-WSS C, 7.538%, (TSFR1M + 2.391%), 03/15/2035	335,216	0.1
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,520,000 (2)	CSWF 2021-SOP2 D, 7.510%, (US0001M + 2.317%), 06/15/2034	$2,042,637	0.6
481,869 (2)	Extended Stay America Trust 2021-ESH B, 6.574%, (US0001M + 1.380%), 07/15/2038	470,796	0.1
1,252,859 (2)	Extended Stay America Trust 2021-ESH C, 6.894%, (US0001M + 1.700%), 07/15/2038	1,221,229	0.4
12,792	Ginnie Mae 2015-183 AC, 2.350%, 07/16/2056	12,660	0.0
6,776	Ginnie Mae 2016-110 AB, 2.000%, 05/16/2049	6,724	0.0
37,135	Ginnie Mae 2017-51 AB, 2.350%, 04/16/2057	36,330	0.0
9,668	Ginnie Mae 2017-69 AB, 2.350%, 05/16/2053	9,513	0.0
11,086	Ginnie Mae 2017-70 A, 2.500%, 10/16/2057	10,953	0.0
61,374	Ginnie Mae 2017-86 AB, 2.300%, 11/16/2051	59,636	0.0
50,061	Ginnie Mae 2017-89 A, 2.500%, 08/16/2057	49,157	0.0
530,000 (2)	GS Mortgage Securities Corp. Trust 2017-GPTX B, 3.104%, 05/10/2034	226,575	0.1
1,300,000 (2)	JP Morgan Chase Commercial Mortgage Securities Trust 2021-NYAH B, 6.283%, (US0001M + 1.090%), 06/15/2038	1,211,628	0.4
1,820,000 (2)(3)	JPMBB Commercial Mortgage Securities Trust 2013-C15 D, 5.330%, 11/15/2045	1,704,614	0.5
1,630,000 (3)	JPMBB Commercial Mortgage Securities Trust 2013-C17 C, 5.048%, 01/15/2047	1,444,180	0.4
900,000 (2)(3)	JPMBB Commercial Mortgage Securities Trust 2014-C19 D, 4.783%, 04/15/2047	788,905	0.2
274,220	Morgan Stanley Capital I Trust 2017-H1 A2, 3.089%, 06/15/2050	265,053	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
500,000 (2)	PFP 2021-8 Ltd. E, 7.658%, (US0001M + 2.500%), 08/09/2037	$463,427	0.1
4,000,000 (2)	VMC Finance 2021-FL4 C LLC, 7.407%, (US0001M + 2.250%), 06/16/2036	3,532,695	1.0
5,720,000 (3)	WFRBS Commercial Mortgage Trust 2013-C14 C, 4.036%, 06/15/2046	3,517,857	1.0
250,000 (2)	WMRK Commercial Mortgage Trust 2022-WMRK A, 7.936%, (TSFR1M + 2.789%), 11/15/2027	250,333	0.1
	Total Commercial Mortgage-Backed Securities (Cost $30,051,929)	25,257,106	7.2
ASSET-BACKED SECURITIES: 17.2%
	Automobile Asset-Backed Securities: 4.0%
818,082	AmeriCredit Automobile Receivables Trust 2020-1 C, 1.590%, 10/20/2025	803,033	0.2
704,829	AmeriCredit Automobile Receivables Trust 2020-2 B, 0.970%, 02/18/2026	698,851	0.2
550,000	AmeriCredit Automobile Receivables Trust 2021-3 B, 1.170%, 08/18/2027	508,786	0.1
48,673	BMW Vehicle Owner Trust 2020-A A3, 0.480%, 10/25/2024	48,423	0.0
300,000	CarMax Auto Owner Trust 2021-2 B, 1.030%, 12/15/2026	274,314	0.1
750,000	CarMax Auto Owner Trust 2022-1 B, 1.950%, 09/15/2027	685,576	0.2
750,000	Carvana Auto Receivables Trust 2022-P1 A3, 3.350%, 02/10/2027	725,379	0.2
750,000	Ford Credit Auto Owner Trust 2022-A B, 1.910%, 07/15/2027	687,465	0.2
238,731	GM Financial Automobile Leasing Trust 2019-4 A4, 1.760%, 01/16/2025	238,231	0.1
500,000	GM Financial Automobile Leasing Trust 2022-3 A4, 4.110%, 08/20/2026	488,517	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Automobile Asset-Backed Securities (continued)
450,000	GM Financial Automobile Leasing Trust 2023-1 A4, 5.160%, 01/20/2027	$446,426	0.1
600,000	GM Financial Consumer Automobile Receivables Trust 2022-4 B, 5.500%, 08/16/2028	599,631	0.2
900,000	GM Financial Consumer Automobile Receivables Trust 2023-1 A3, 4.660%, 02/16/2028	888,809	0.3
80,039	Honda Auto Receivables 2020-2 A3 Owner Trust, 0.820%, 07/15/2024	79,637	0.0
900,000 (2)	Hyundai Auto Lease Securitization Trust 2023-A A4, 4.940%, 11/16/2026	889,688	0.3
850,000	Hyundai Auto Receivables Trust 2021-C B, 1.490%, 12/15/2027	766,257	0.2
217,996 (2)	JPMorgan Chase Bank NA - CACLN 2021-3 B, 0.760%, 02/26/2029	207,639	0.1
400,000 (2)	Oscar US Funding XIII LLC 2021-2A A3, 0.860%, 09/10/2025	387,974	0.1
950,000 (2)	Porsche Financial Auto Securitization Trust 2023-1A A4, 4.720%, 06/23/2031	936,385	0.3
166,467	Santander Drive Auto Receivables Trust 2020-1 C, 4.110%, 12/15/2025	165,721	0.0
600,000	Santander Drive Auto Receivables Trust 2022-4 A3, 4.140%, 02/16/2027	591,814	0.2
800,000	Toyota Auto Receivables 2023-A A4 Owner Trust, 4.420%, 08/15/2028	784,122	0.2
1,150,000 (2)	Westlake Automobile Receivables Trust 2022-3A A3, 5.490%, 07/15/2026	1,142,499	0.3
900,000 (2)	Westlake Automobile Receivables Trust 2023-2A A3, 5.800%, 02/16/2027	898,976	0.3
		13,944,153	4.0
	Credit Card Asset-Backed Securities: 0.8%
1,500,000	American Express Credit Account Master Trust 2022-3 A, 3.750%, 08/15/2027	1,455,271	0.4

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Credit Card Asset-Backed Securities (continued)
1,350,000 (2)	CARDS II Trust 2021-1A A, 0.602%, 04/15/2027	$1,294,266	0.4
		2,749,537	0.8
	Other Asset-Backed Securities: 11.2%
800,000 (2)	AGL CLO 13 Ltd. 2021-13A A1, 6.410%, (US0003M + 1.160%), 10/20/2034	787,558	0.2
100,000 (2)	Arbor Realty Commercial Real Estate Notes 2021-FL3 C Ltd., 7.043%, (US0001M + 1.850%), 08/15/2034	95,112	0.0
750,000 (2)	Arbor Realty Commercial Real Estate Notes 2021-FL4 D Ltd., 8.093%, (US0001M + 2.900%), 11/15/2036	713,419	0.2
2,000,000 (2)	Arbor Realty Commercial Real Estate Notes 2021-FL4 E Ltd., 8.593%, (US0001M + 3.400%), 11/15/2036	1,856,055	0.5
700,000 (2)	ARES XLVI CLO Ltd. 2017-46A A2, 6.490%, (US0003M + 1.230%), 01/15/2030	682,092	0.2
250,000 (2)	Babson CLO Ltd. 2017-1A A2, 6.612%, (US0003M + 1.350%), 07/18/2029	246,640	0.1
1,000,000 (2)	Benefit Street Partners CLO XIX Ltd. 2019-19A A, 6.610%, (US0003M + 1.350%), 01/15/2033	990,345	0.3
500,000 (2)	BlueMountain CLO XXXI Ltd. 2021-31A A2, 6.665%, (US0003M + 1.400%), 04/19/2034	485,187	0.1
243,397 (2)	Carbone CLO Ltd. 2017-1A A1, 6.390%, (US0003M + 1.140%), 01/20/2031	241,528	0.1
800,000 (2)	Carlyle US Clo 2017-2A CR Ltd., 6.650%, (US0003M + 1.400%), 07/20/2031	785,206	0.2
850,000 (2)	Carlyle US CLO 2020-2A A1R Ltd., 6.395%, (US0003M + 1.140%), 01/25/2035	831,393	0.2
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
1,550,000 (2)	Carlyle US Clo 2021-4A A2 Ltd., 6.650%, (US0003M + 1.400%), 04/20/2034	$1,502,999	0.4
1,000,000 (2)	Cedar Funding IV CLO Ltd.2014-4A ARR, 6.433%, (US0003M + 1.160%), 07/23/2034	976,797	0.3
600,000 (2)	CIFC Funding 2018-4A A1 Ltd., 6.410%, (US0003M + 1.150%), 10/17/2031	595,421	0.2
494,154 (2)	Clear Creek CLO Ltd. 2015-1A AR, 6.450%, (US0003M + 1.200%), 10/20/2030	491,033	0.1
550,000	CNH Equipment Trust 2021-C A3, 0.810%, 12/15/2026	521,407	0.1
208,090 (2)	Deer Creek Clo Ltd. 2017-1A A, 6.430%, (US0003M + 1.180%), 10/20/2030	206,766	0.1
600,000 (2)	DLLAD 2023-1A A2 LLC, 5.190%, 04/20/2026	594,551	0.2
453,029 (2)	Dryden XXVIII Senior Loan Fund 2013-28A A1LR, 6.521%, (US0003M + 1.200%), 08/15/2030	451,016	0.1
300,000 (2)	Eaton Vance Clo 2015-1A A2R Ltd., 6.500%, (US0003M + 1.250%), 01/20/2030	292,916	0.1
411,062 (2)	Elevation CLO 2014-2A A1R Ltd., 6.478%, (TSFR3M + 1.230%), 10/15/2029	409,253	0.1
2,000,000 (2)	FS RIALTO 2021-FL2 E, 8.666%, (TSFR1M + 3.450%), 05/16/2038	1,846,967	0.5
1,360,000 (2)	HGI CRE CLO 2021-FL1 B Ltd., 6.758%, (US0001M + 1.600%), 06/16/2036	1,289,693	0.4
2,100,000 (2)	HGI CRE CLO 2021-FL1 D Ltd., 7.508%, (US0001M + 2.350%), 06/16/2036	1,931,392	0.5
250,000 (2)	HGI CRE CLO 2021-FL3 A Ltd., 6.767%, (SOFR30A + 1.700%), 04/20/2037	246,222	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
322,918 (2)	JGWPT XXXIII LLC 2014-3A A, 3.500%, 06/15/2077	$274,887	0.1
400,000	John Deere Owner Trust 2022-A A4, 2.490%, 01/16/2029	376,680	0.1
950,000	John Deere Owner Trust 2022-B A4, 3.800%, 05/15/2029	914,867	0.3
1,150,000	John Deere Owner Trust 2022-C A4, 5.200%, 09/17/2029	1,147,863	0.3
1,300,000 (2)	Kayne CLO 6 Ltd. 2019-6A A1, 6.630%, (US0003M + 1.380%), 01/20/2033	1,289,539	0.4
1,000,000 (2)	Kayne CLO 7 Ltd. 2020-7A A1, 6.460%, (US0003M + 1.200%), 04/17/2033	989,940	0.3
1,050,000 (2)	Kubota Credit Owner Trust 2023-1A A3, 5.020%, 06/15/2027	1,039,549	0.3
600,000 (2)	LCM 26A A2 Ltd., 6.500%, (US0003M + 1.250%), 01/20/2031	583,307	0.2
500,000 (2)	Magnetite XXVI Ltd. 2020-26A A2R, 6.655%, (US0003M + 1.400%), 07/25/2034	490,250	0.1
720,000 (2)	Marble Point CLO XIV Ltd. 2018-2A A1R, 6.530%, (US0003M + 1.280%), 01/20/2032	708,648	0.2
40,637 (2)	Marlette Funding Trust 2021-1A B, 1.000%, 06/16/2031	40,563	0.0
1,100,000 (2)	Octagon Investment Partners 32 Ltd. 2017-1A A2R, 6.460%, (US0003M + 1.200%), 07/15/2029	1,076,885	0.3
1,000,000 (2)	Octagon Investment Partners 48 Ltd. 2020-3A AR, 6.400%, (US0003M + 1.150%), 10/20/2034	982,214	0.3
400,000 (2)	Octagon Investment Partners XV Ltd. 2013-1A A2R, 6.615%, (US0003M + 1.350%), 07/19/2030	387,714	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
2,000,000 (2)	OHA Credit Partners XVI 2021-16A A, 6.412%, (US0003M + 1.150%), 10/18/2034	$1,963,204	0.6
1,600,000 (2)	OHA Loan Funding 2015-1A AR3 Ltd., 6.415%, (US0003M + 1.150%), 01/19/2037	1,572,645	0.4
821,404 (2)	Palmer Square CLO 2015-2A A1R2 Ltd., 6.350%, (US0003M + 1.100%), 07/20/2030	816,761	0.2
600,000 (2)	PFS Financing Corp. 2021-B A, 0.770%, 08/15/2026	565,017	0.2
650,000 (2)	PFS Financing Corp. 2022-D A, 4.270%, 08/15/2027	630,122	0.2
800,000 (2)	Sound Point CLO XXIII 2019-2A AR, 6.430%, (US0003M + 1.170%), 07/15/2034	769,069	0.2
850,000 (2)	THL Credit Wind River 2018-2 A A2Clo Ltd., 6.710%, (US0003M + 1.450%), 07/15/2030	831,468	0.2
1,850,000 (2)	THL Credit Wind River 2019-1A AR CLO Ltd., 6.410%, (US0003M + 1.160%), 07/20/2034	1,805,080	0.5
650,000 (2)	Trafigura Securitisation Finance PLC 2021-1A A2, 1.080%, 01/15/2025	608,333	0.2
250,000 (2)	Venture 34 CLO Ltd. 2018-34A A, 6.490%, (US0003M + 1.230%), 10/15/2031	245,750	0.1
500,000 (2)	Wellman Park CLO Ltd. 2021-1A A, 6.360%, (US0003M + 1.100%), 07/15/2034	492,390	0.1
		39,673,713	11.2
	Student Loan Asset-Backed Securities: 1.2%
317,645 (2)	Navient Private Education Refi Loan Trust 2019-FA A2, 2.600%, 08/15/2068	291,555	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities (continued)
350,613 (2)	Navient Private Education Refi Loan Trust 2020-GA A, 1.170%, 09/16/2069	$310,452	0.1
166,251 (2)	Navient Private Education Refi Loan Trust 2021-A A, 0.840%, 05/15/2069	144,347	0.0
256,154 (2)	Navient Private Education Refi Loan Trust 2021-F A, 1.110%, 02/18/2070	214,066	0.1
1,127,332 (2)	Navient Private Education Refi Loan Trust 2022-BA A, 4.160%, 10/15/2070	1,066,514	0.3
1,586,555 (2)	Navient Private Education Refi Loan Trust 2023-A A, 5.510%, 10/15/2071	1,565,474	0.4
375,964 (2)	Sofi Professional Loan Program 2018-A A2B LLC, 2.950%, 02/25/2042	361,974	0.1
352,374 (2)	SoFi Professional Loan Program 2021-B AFX Trust, 1.140%, 02/15/2047	293,648	0.1
		4,248,030	1.2
	Total Asset-Backed Securities
	(Cost $62,649,031)	60,615,433	17.2
U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.0%
	Uniform Mortgage-Backed Securities: 0.0%
7,969	6.500%,10/01/2032	8,147	0.0
6,527	7.000%,10/01/2032	6,463	0.0
	Total U.S. Government Agency Obligations
	(Cost $14,780)	14,610	0.0
	Total Long-Term Investments
	(Cost $346,581,189)	333,568,812	94.5
SHORT-TERM INVESTMENTS: 5.6%
	Repurchase Agreements: 0.9%
1,000,000 (4)	Bank of America Inc., Repurchase Agreement dated 06/30/23, 5.06%, due 07/03/23 (Repurchase Amount $1,000,416, collateralized by various U.S. Government Agency Obligations, 2.000%-6.500%, Market Value plus accrued interest $1,020,000, due 04/01/35-09/01/61)	1,000,000	0.3
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,000,000 (4)	Citigroup, Inc., Repurchase Agreement dated 06/30/23, 5.07%, due 07/03/23 (Repurchase Amount $1,000,417, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,020,000, due 10/31/24-08/20/67)	$1,000,000	0.3
229,354 (4)	Daiwa Capital Markets, Repurchase Agreement dated 06/30/23, 5.07%, due 07/03/23 (Repurchase Amount $229,450, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $233,941, due 07/27/23-07/01/53)	229,354	0.0
1,000,000 (4)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/23, 5.06%, due 07/03/23 (Repurchase Amount $1,000,416, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,020,000, due 07/31/23-05/20/53)	1,000,000	0.3
	Total Repurchase Agreements (Cost $3,229,354)	3,229,354	0.9

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 4.7%
16,605,000 (5)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 5.030% (Cost $16,605,000)	$16,605,000	4.7
	Total Short-Term Investments
	(Cost $19,834,354)	19,834,354	5.6
	Total Investments in Securities (Cost $366,415,543)	$353,403,166	100.1
	Liabilities in Excess of Other Assets	(209,464)	(0.1)
	Net Assets	$353,193,702	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Security, or a portion of the security, is on loan.

(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(3)
Variable rate security. Rate shown is the rate in effect as of June 30, 2023.

(4)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(5)
Rate shown is the 7-day yield as of June 30, 2023.

Reference Rate Abbreviations:
SOFR30A
30-day Secured Overnight Financing Rate

TSFR1M
1-month CME Term Secured Overnight Financing Rate

TSFR3M
3-month CME Term Secured Overnight Financing Rate

US0001M
1-month LIBOR

US0003M
3-month LIBOR

US0012M
12-month LIBOR

Investment Type Allocation as of June 30, 2023 (as a percentage of net assets)

Corporate Bonds/Notes	37.4%
U.S. Treasury Obligations	27.4%
Asset-Backed Securities	17.2%
Commercial Mortgage-Backed Securities	7.2%
Collateralized Mortgage Obligations	5.3%
U.S. Government Agency Obligations	0.0%^
Assets in Excess of Other Liabilities,*	5.5%
Net Assets	100.0%
^ Amount is less than 0.005%.
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$132,041,991	$—	$132,041,991
Collateralized Mortgage Obligations	—	18,703,657	—	18,703,657
Asset-Backed Securities	—	60,615,433	—	60,615,433
Commercial Mortgage-Backed Securities	—	25,257,106	—	25,257,106
U.S. Government Agency Obligations	—	14,610	—	14,610
U.S. Treasury Obligations	—	96,936,015	—	96,936,015
Short-Term Investments	16,605,000	3,229,354	—	19,834,354
Total Investments, at fair value	$16,605,000	$336,798,166	$—	$353,403,166
Other Financial Instruments+
Futures	260,086	—	—	260,086
Total Assets	$16,865,086	$336,798,166	$—	$353,663,252
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(36,390)	$—	$(36,390)
Futures	(1,668,246)	—	—	(1,668,246)
Total Liabilities	$(1,668,246)	$(36,390)	$—	$(1,704,636)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2023, the following futures contracts were outstanding for Voya Limited Maturity Bond Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	576	09/29/23	$117,126,000	$(1,668,246)
			$117,126,000	$(1,668,246)
Short Contracts:
U.S. Treasury 5-Year Note	(119)	09/29/23	(12,744,156)	260,086
			$(12,744,156)	$260,086
At June 30, 2023, the following centrally cleared credit default swaps were outstanding for Voya Limited Maturity Bond Portfolio:
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection(1)
Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)	Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American Investment Grade Index, Series 40, Version 1	Buy	(1.000)	06/20/28	USD 3,650,000	$(54,607)	$(36,390)
					$(54,607)	$(36,390)

(1)
If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
Payments made quarterly.

(3)
The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(4)
The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

Currency Abbreviations
USD	–	United States Dollar
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2023 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$260,086
Total Asset Derivatives		$260,086
Liability Derivatives
Credit contracts	Variation margin payable on centrally cleared swaps*	$36,390
Interest rate contracts	Variation margin payable on futures contracts*	1,668,246
Total Liability Derivatives		$1,704,636
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and centrally cleared swaps and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2023 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Total
Credit contracts	$—	$(29,189)	$(29,189)
Interest rate contracts	(178,840)	—	(178,840)
Total	$(178,840)	$(29,189)	$(208,029)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Total
Credit contracts	$—	$(17,482)	$(17,482)
Interest rate contracts	(1,540,479)	—	(1,540,479)
Total	$(1,540,479)	$(17,482)	$(1,557,961)
At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $366,584,087.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$275,215
Gross Unrealized Depreciation	(14,918,904)
Net Unrealized Depreciation	$(14,643,689)
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Stock Index Portfolio	as of June 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.0%
	Communication Services: 8.3%
83,581 (1)	Activision Blizzard, Inc.	$7,045,878	0.2
694,092 (1)	Alphabet, Inc. - Class A	83,082,812	1.9
597,050 (1)	Alphabet, Inc. - Class C	72,225,139	1.7
835,223	AT&T, Inc.	13,321,807	0.3
12,138 (1)	Charter Communications, Inc.	4,459,137	0.1
485,944	Comcast Corp. - Class A	20,190,973	0.5
30,436	Electronic Arts, Inc.	3,947,549	0.1
31,434	Fox Corp. - Class A	1,068,756	0.0
15,963	Fox Corp. - Class B	509,060	0.0
45,101	Interpublic Group of Cos., Inc.	1,739,997	0.0
16,815 (1)	Live Nation Entertainment, Inc.	1,532,015	0.0
32,533 (1)	Match Group, Inc.	1,361,506	0.0
258,448 (1)	Meta Platforms, Inc.	74,169,407	1.7
51,936 (1)	NetFlix, Inc.	22,877,289	0.5
44,506	News Corp - Class A	867,867	0.0
13,750	News Corp - Class B	271,150	0.0
23,309	Omnicom Group	2,217,851	0.1
59,234 (2)	Paramount Global - Class B	942,413	0.0
18,524 (1)	Take-Two Interactive Software, Inc.	2,725,992	0.1
67,288 (1)	T-Mobile US, Inc.	9,346,303	0.2
491,156	Verizon Communications, Inc.	18,266,092	0.4
213,485 (1)	Walt Disney Co.	19,059,941	0.4
258,997 (1)	Warner Bros Discovery, Inc.	3,247,822	0.1
		364,476,756	8.3
	Consumer Discretionary: 10.5%
6,944	Advance Auto Parts, Inc.	488,163	0.0
1,042,891 (1)	Amazon.com, Inc.	135,951,271	3.1
31,603 (1)	Aptiv PLC	3,226,350	0.1
2,149 (1)	Autozone, Inc.	5,358,231	0.1
26,749	Bath & Body Works, Inc.	1,003,087	0.0
22,737	Best Buy Co., Inc.	1,863,297	0.0
4,315 (1)	Booking Holdings, Inc.	11,651,924	0.3
27,382	BorgWarner, Inc.	1,339,254	0.0
25,142 (1)	Caesars Entertainment, Inc.	1,281,488	0.0
18,484 (1)	Carmax, Inc.	1,547,111	0.0
117,346 (1)	Carnival Corp.	2,209,625	0.1
3,223 (1)	Chipotle Mexican Grill, Inc.	6,893,997	0.2
36,261	D.R. Horton, Inc.	4,412,601	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
14,128	Darden Restaurants, Inc.	$2,360,506	0.1
4,129	Domino’s Pizza, Inc.	1,391,432	0.0
62,474	eBay, Inc.	2,791,963	0.1
14,411 (1)	Etsy, Inc.	1,219,315	0.0
16,660 (1)	Expedia Group, Inc.	1,822,437	0.0
459,135	Ford Motor Co.	6,946,712	0.2
17,879	Garmin Ltd.	1,864,601	0.0
162,409	General Motors Co.	6,262,491	0.1
16,417	Genuine Parts Co.	2,778,249	0.1
15,222	Hasbro, Inc.	985,929	0.0
30,917	Hilton Worldwide Holdings, Inc.	4,499,969	0.1
118,311	Home Depot, Inc.	36,752,129	0.8
38,395 (1)	Las Vegas Sands Corp.	2,226,910	0.1
29,648	Lennar Corp. - Class A	3,715,191	0.1
29,666	LKQ Corp.	1,728,638	0.0
69,673	Lowe’s Cos, Inc.	15,725,196	0.4
30,125	Marriott International, Inc.	5,533,661	0.1
85,297	McDonald’s Corp.	25,453,478	0.6
35,277	MGM Resorts International	1,549,366	0.0
6,175 (1)	Mohawk Industries, Inc.	637,013	0.0
44,025	Newell Brands, Inc.	383,017	0.0
143,946	Nike, Inc. - Class B	15,887,320	0.4
49,556 (1)	Norwegian Cruise Line Holdings Ltd.	1,078,834	0.0
357 (1)	NVR, Inc.	2,267,171	0.1
7,113 (1)	O’Reilly Automotive, Inc.	6,795,049	0.2
4,561	Pool Corp.	1,708,733	0.0
26,079	Pulte Group, Inc.	2,025,817	0.0
4,802	Ralph Lauren Corp.	592,087	0.0
39,962	Ross Stores, Inc.	4,480,939	0.1
25,695 (1)	Royal Caribbean Cruises Ltd.	2,665,599	0.1
133,935	Starbucks Corp.	13,267,601	0.3
27,081	Tapestry, Inc.	1,159,067	0.0
314,751 (1)	Tesla, Inc.	82,392,369	1.9
134,530	TJX Cos., Inc.	11,406,799	0.3
12,801	Tractor Supply Co.	2,830,301	0.1
5,852 (1)	Ulta Beauty, Inc.	2,753,922	0.1
38,596	VF Corp.	736,798	0.0
6,397	Whirlpool Corp.	951,810	0.0
12,099	Wynn Resorts Ltd.	1,277,775	0.0
32,723	Yum! Brands, Inc.	4,533,772	0.1
		462,666,365	10.5

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Stock Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples: 6.6%
208,548	Altria Group, Inc.	$9,447,224	0.2
63,630	Archer-Daniels-Midland Co.	4,807,883	0.1
21,368	Brown-Forman Corp. - Class B	1,426,955	0.0
17,594	Bunge Ltd.	1,659,994	0.0
23,442	Campbell Soup Co.	1,071,534	0.0
28,538	Church & Dwight Co., Inc.	2,860,364	0.1
14,443	Clorox Co.	2,297,015	0.1
454,719	Coca-Cola Co.	27,383,178	0.6
96,919	Colgate-Palmolive Co.	7,466,640	0.2
55,717	Conagra Brands, Inc.	1,878,777	0.0
18,838	Constellation Brands, Inc.	4,636,597	0.1
51,812	Costco Wholesale Corp.	27,894,544	0.6
25,599	Dollar General Corp.	4,346,198	0.1
24,292 (1)	Dollar Tree, Inc.	3,485,902	0.1
27,090	Estee Lauder Cos., Inc.	5,319,934	0.1
68,621	General Mills, Inc.	5,263,231	0.1
17,207	Hershey Co.	4,296,588	0.1
33,841	Hormel Foods Corp.	1,361,085	0.0
12,458	JM Smucker Co.	1,839,673	0.0
30,034	Kellogg Co.	2,024,292	0.1
98,403	Keurig Dr Pepper, Inc.	3,077,062	0.1
39,416	Kimberly-Clark Corp.	5,441,773	0.1
93,196	Kraft Heinz Co.	3,308,458	0.1
76,297	Kroger Co.	3,585,959	0.1
17,023	Lamb Weston Holdings, Inc.	1,956,794	0.0
29,306	McCormick & Co., Inc.	2,556,362	0.1
21,935	Molson Coors Beverage Co.	1,444,200	0.0
159,106	Mondelez International, Inc.	11,605,192	0.3
89,270 (1)	Monster Beverage Corp.	5,127,669	0.1
160,957	PepsiCo, Inc.	29,812,455	0.7
181,344	Philip Morris International, Inc.	17,702,801	0.4
275,367	Procter & Gamble Co.	41,784,189	1.0
59,196	Sysco Corp.	4,392,343	0.1
53,924	Target Corp.	7,112,576	0.2
33,367	Tyson Foods, Inc.	1,703,052	0.0
83,665	Walgreens Boots Alliance, Inc.	2,383,616	0.1
163,869	Walmart, Inc.	25,756,929	0.6
		289,519,038	6.6
	Energy: 4.1%
36,054	APA Corp.	1,231,965	0.0
118,275	Baker Hughes Co.	3,738,673	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy (continued)
203,598	Chevron Corp.	$32,036,145	0.7
141,372	ConocoPhillips	14,647,553	0.3
88,494	Coterra Energy, Inc.	2,238,898	0.1
74,970	Devon Energy Corp.	3,624,050	0.1
21,157	Diamondback Energy, Inc.	2,779,183	0.1
68,330	EOG Resources, Inc.	7,819,685	0.2
42,251	EQT Corp.	1,737,784	0.0
472,347	Exxon Mobil Corp.	50,659,216	1.2
105,404	Halliburton Co.	3,477,278	0.1
32,286	Hess Corp.	4,389,282	0.1
230,422	Kinder Morgan, Inc.	3,967,867	0.1
72,155	Marathon Oil Corp.	1,661,008	0.0
49,569	Marathon Petroleum Corp.	5,779,745	0.1
83,942	Occidental Petroleum Corp.	4,935,790	0.1
52,275	Oneok, Inc.	3,226,413	0.1
53,609	Phillips 66	5,113,226	0.1
27,308	Pioneer Natural Resources Co.	5,657,671	0.1
166,523	Schlumberger NV	8,179,610	0.2
26,406	Targa Resources Corp.	2,009,497	0.1
42,236	Valero Energy Corp.	4,954,283	0.1
142,322	Williams Cos., Inc.	4,643,967	0.1
		178,508,789	4.1
	Financials: 12.3%
64,239	Aflac, Inc.	4,483,882	0.1
30,709	Allstate Corp.	3,348,509	0.1
69,467	American Express Co.	12,101,151	0.3
84,557	American International Group, Inc.	4,865,410	0.1
12,171	Ameriprise Financial, Inc.	4,042,719	0.1
23,862	Aon PLC	8,237,162	0.2
43,510 (1)	Arch Capital Group Ltd.	3,256,723	0.1
25,025	Arthur J. Gallagher & Co.	5,494,739	0.1
6,210	Assurant, Inc.	780,721	0.0
810,007	Bank of America Corp.	23,239,101	0.5
83,898	Bank of New York Mellon Corp.	3,735,139	0.1
208,343 (1)	Berkshire Hathaway, Inc. - Class B	71,044,963	1.6
17,497	BlackRock, Inc.	12,092,877	0.3
27,505	Brown & Brown, Inc.	1,893,444	0.0
44,607	Capital One Financial Corp.	4,878,668	0.1
12,334	Cboe Global Markets, Inc.	1,702,215	0.0
173,620	Charles Schwab Corp.	9,840,782	0.2
48,388	Chubb Ltd.	9,317,593	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Stock Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
18,367	Cincinnati Financial Corp.	$1,787,476	0.0
227,441	Citigroup, Inc.	10,471,384	0.2
56,545	Citizens Financial Group, Inc.	1,474,694	0.0
42,026	CME Group, Inc.	7,786,997	0.2
15,383	Comerica, Inc.	651,624	0.0
29,669	Discover Financial Services	3,466,823	0.1
5,009	Everest Re Group Ltd.	1,712,377	0.0
4,477	Factset Research Systems, Inc.	1,793,710	0.0
69,215	Fidelity National Information Services, Inc.	3,786,060	0.1
79,529	Fifth Third Bancorp	2,084,455	0.1
72,121 (1)	Fiserv, Inc.	9,098,064	0.2
8,626 (1)	FleetCor Technologies, Inc.	2,165,816	0.1
33,354 (2)	Franklin Resources, Inc.	890,885	0.0
30,604	Global Payments, Inc.	3,015,106	0.1
10,382	Globe Life, Inc.	1,138,075	0.0
38,840	Goldman Sachs Group, Inc.	12,527,454	0.3
36,245	Hartford Financial Services Group, Inc.	2,610,365	0.1
168,659	Huntington Bancshares, Inc.	1,818,144	0.0
65,410	Intercontinental Exchange, Inc.	7,396,563	0.2
53,528	Invesco Ltd.	899,806	0.0
8,514	Jack Henry & Associates, Inc.	1,424,648	0.0
341,413	JPMorgan Chase & Co.	49,655,107	1.1
109,268	Keycorp	1,009,636	0.0
18,027	Lincoln National Corp.	464,375	0.0
22,099	Loews Corp.	1,312,239	0.0
19,379	M&T Bank Corp.	2,398,345	0.1
4,401	MarketAxess Holdings, Inc.	1,150,509	0.0
57,799	Marsh & McLennan Cos., Inc.	10,870,836	0.3
97,759	Mastercard, Inc. - Class A	38,448,615	0.9
75,156	Metlife, Inc.	4,248,569	0.1
18,437	Moody’s Corp.	6,410,914	0.2
152,194	Morgan Stanley	12,997,368	0.3
9,354	MSCI, Inc. - Class A	4,389,739	0.1
39,562	Nasdaq, Inc.	1,972,166	0.1
24,341	Northern Trust Corp.	1,804,642	0.0
130,350 (1)	PayPal Holdings, Inc.	8,698,255	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
46,628	PNC Financial Services Group, Inc.	$5,872,797	0.1
26,378	Principal Financial Group, Inc.	2,000,507	0.1
68,389	Progressive Corp.	9,052,652	0.2
42,643	Prudential Financial, Inc.	3,761,965	0.1
22,282	Raymond James Financial, Inc.	2,312,203	0.1
109,624	Regions Financial Corp.	1,953,500	0.1
38,320	S&P Global, Inc.	15,362,105	0.4
39,052	State Street Corp.	2,857,825	0.1
50,070	Synchrony Financial	1,698,374	0.0
26,237	T. Rowe Price Group, Inc.	2,939,069	0.1
26,985	Travelers Cos, Inc.	4,686,215	0.1
155,609	Truist Financial Corp.	4,722,733	0.1
162,974	US Bancorp	5,384,661	0.1
189,058	Visa, Inc. - Class A	44,897,494	1.0
438,375	Wells Fargo & Co.	18,709,845	0.4
12,432	Willis Towers Watson PLC	2,927,736	0.1
23,459	WR Berkley Corp.	1,397,218	0.0
17,303	Zions Bancorp NA	464,759	0.0
		539,189,297	12.3
	Health Care: 13.3%
203,163	Abbott Laboratories	22,148,830	0.5
206,123	AbbVie, Inc.	27,770,952	0.6
34,547	Agilent Technologies, Inc.	4,154,277	0.1
8,314 (1)	Align Technology, Inc.	2,940,163	0.1
18,923	AmerisourceBergen Corp.	3,641,353	0.1
62,426	Amgen, Inc.	13,859,821	0.3
59,099	Baxter International, Inc.	2,692,550	0.1
33,182	Becton Dickinson & Co.	8,760,380	0.2
16,910 (1)	Biogen, Inc.	4,816,813	0.1
2,494 (1)	Bio-Rad Laboratories, Inc.	945,525	0.0
18,393	Bio-Techne Corp.	1,501,421	0.0
167,967 (1)	Boston Scientific Corp.	9,085,335	0.2
245,444	Bristol-Myers Squibb Co.	15,696,144	0.4
29,745	Cardinal Health, Inc.	2,812,985	0.1
21,040 (1)	Catalent, Inc.	912,294	0.0
64,113 (1)	Centene Corp.	4,324,422	0.1
5,980 (1)	Charles River Laboratories International, Inc.	1,257,295	0.0
34,567	Cigna Corp.	9,699,500	0.2
5,778	Cooper Cos., Inc.	2,215,459	0.1
149,780	CVS Health Corp.	10,354,291	0.2
77,588	Danaher Corp.	18,621,120	0.4
6,464 (1)	DaVita, Inc.	649,438	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Stock Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
24,824	Dentsply Sirona, Inc.	$993,456	0.0
45,288 (1)	DexCom, Inc.	5,819,961	0.1
70,825 (1)	Edwards Lifesciences Corp.	6,680,922	0.2
27,695	Elevance Health, Inc.	12,304,612	0.3
92,051	Eli Lilly & Co.	43,170,078	1.0
45,681	GE HealthCare Technologies, Inc.	3,711,124	0.1
145,729	Gilead Sciences, Inc.	11,231,334	0.3
24,104	HCA Healthcare, Inc.	7,315,082	0.2
15,305 (1)	Henry Schein, Inc.	1,241,235	0.0
28,754 (1)	Hologic, Inc.	2,328,211	0.1
14,597	Humana, Inc.	6,526,757	0.2
9,698 (1)	Idexx Laboratories, Inc.	4,870,627	0.1
18,471 (1)	Illumina, Inc.	3,463,128	0.1
21,633 (1)	Incyte Corp., Ltd.	1,346,654	0.0
8,143 (1)	Insulet Corp.	2,347,953	0.1
40,937 (1)	Intuitive Surgical, Inc.	13,997,998	0.3
21,678 (1)	IQVIA Holdings, Inc.	4,872,564	0.1
303,612	Johnson & Johnson	50,253,858	1.1
10,351	Laboratory Corp. of America Holdings	2,498,007	0.1
15,842	McKesson Corp.	6,769,445	0.2
155,434	Medtronic PLC	13,693,735	0.3
296,451	Merck & Co., Inc.	34,207,481	0.8
2,573 (1)	Mettler Toledo International, Inc.	3,374,850	0.1
38,302 (1)	Moderna, Inc.	4,653,693	0.1
6,811 (1)	Molina Healthcare, Inc.	2,051,746	0.0
29,799	Organon & Co.	620,117	0.0
14,655	PerkinElmer, Inc.	1,740,867	0.0
659,546	Pfizer, Inc.	24,192,147	0.6
13,086	Quest Diagnostics, Inc.	1,839,368	0.0
12,605 (1)	Regeneron Pharmaceuticals, Inc.	9,057,197	0.2
17,166	Resmed, Inc.	3,750,771	0.1
11,599	STERIS Public Ltd. Co.	2,609,543	0.1
39,471	Stryker Corp.	12,042,207	0.3
5,488	Teleflex, Inc.	1,328,261	0.0
45,064	Thermo Fisher Scientific, Inc.	23,512,142	0.5
108,773	UnitedHealth Group, Inc.	52,280,655	1.2
7,352	Universal Health Services, Inc.	1,159,925	0.0
30,090 (1)	Vertex Pharmaceuticals, Inc.	10,588,972	0.2
140,084	Viatris, Inc.	1,398,038	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
6,897 (1)	Waters Corp.	$1,838,326	0.0
8,674	West Pharmaceutical Services, Inc.	3,317,545	0.1
24,367	Zimmer Biomet Holdings, Inc.	3,547,835	0.1
53,989	Zoetis, Inc.	9,297,446	0.2
		582,706,241	13.3
	Industrials: 8.4%
64,452	3M Co.	6,451,001	0.2
14,944 (1)	Alaska Air Group, Inc.	794,722	0.0
10,275	Allegion Public Ltd.	1,233,206	0.0
76,274 (1)	American Airlines Group, Inc.	1,368,356	0.0
26,927	Ametek, Inc.	4,358,943	0.1
14,550	AO Smith Corp.	1,058,949	0.0
48,265	Automatic Data Processing, Inc.	10,608,164	0.3
8,200 (1)	Axon Enterprise, Inc.	1,599,984	0.0
66,068 (1)	Boeing Co.	13,950,919	0.3
13,784	Broadridge Financial Solutions, Inc. ADR	2,283,044	0.1
97,535	Carrier Global Corp.	4,848,465	0.1
60,209	Caterpillar, Inc.	14,814,424	0.3
18,112 (1)	Ceridian HCM Holding, Inc.	1,212,961	0.0
13,604	CH Robinson Worldwide, Inc.	1,283,537	0.0
10,100	Cintas Corp.	5,020,508	0.1
50,113 (1)	Copart, Inc.	4,570,807	0.1
237,523	CSX Corp.	8,099,534	0.2
16,539	Cummins, Inc.	4,054,701	0.1
31,504	Deere & Co.	12,765,106	0.3
75,089 (1)	Delta Air Lines, Inc.	3,569,731	0.1
16,339	Dover Corp.	2,412,453	0.1
46,569	Eaton Corp. PLC	9,365,026	0.2
66,769	Emerson Electric Co.	6,035,250	0.1
14,329	Equifax, Inc.	3,371,614	0.1
17,851	Expeditors International Washington, Inc.	2,162,292	0.1
66,713	Fastenal Co.	3,935,400	0.1
27,016	FedEx Corp.	6,697,266	0.2
41,306	Fortive Corp.	3,088,450	0.1
7,266 (1)	Generac Holdings, Inc.	1,083,579	0.0
26,282	General Dynamics Corp.	5,654,572	0.1
127,224	General Electric Co.	13,975,556	0.3
77,743	Honeywell International, Inc.	16,131,672	0.4

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Stock Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
42,974	Howmet Aerospace, Inc.	$2,129,791	0.1
4,660	Huntington Ingalls Industries, Inc.	1,060,616	0.0
8,830	IDEX Corp.	1,900,746	0.1
32,310	Illinois Tool Works, Inc.	8,082,670	0.2
47,260	Ingersoll Rand, Inc.	3,088,914	0.1
14,820	Jacobs Solutions, Inc.	1,761,950	0.0
9,687	JB Hunt Transport Services, Inc.	1,753,638	0.0
80,157	Johnson Controls International plc	5,461,898	0.1
22,134	L3Harris Technologies, Inc.	4,333,173	0.1
16,025	Leidos Holdings, Inc.	1,417,892	0.0
26,333	Lockheed Martin Corp.	12,123,187	0.3
26,297	Masco Corp.	1,508,922	0.0
6,288	Nordson Corp.	1,560,556	0.0
26,595	Norfolk Southern Corp.	6,030,682	0.1
16,677	Northrop Grumman Corp.	7,601,377	0.2
10,505	Old Dominion Freight Line	3,884,224	0.1
48,285	Otis Worldwide Corp.	4,297,848	0.1
61,053	Paccar, Inc.	5,107,083	0.1
14,989	Parker Hannifin Corp.	5,846,310	0.1
37,485	Paychex, Inc.	4,193,447	0.1
5,680	Paycom Software, Inc.	1,824,643	0.0
19,271	Pentair PLC	1,244,907	0.0
16,961	Quanta Services, Inc.	3,331,988	0.1
170,706	Raytheon Technologies Corp.	16,722,360	0.4
24,018	Republic Services, Inc.	3,678,837	0.1
12,590	Robert Half International, Inc.	947,020	0.0
13,421	Rockwell Automation, Inc.	4,421,548	0.1
27,059	Rollins, Inc.	1,158,937	0.0
6,184	Snap-On, Inc.	1,782,167	0.0
69,523	Southwest Airlines Co.	2,517,428	0.1
17,892	Stanley Black & Decker, Inc.	1,676,659	0.0
23,562	Textron, Inc.	1,593,498	0.0
26,643	Trane Technologies PLC	5,095,740	0.1
6,096	TransDigm Group, Inc.	5,450,860	0.1
71,231	Union Pacific Corp.	14,575,287	0.3
38,317 (1)	United Airlines Holdings, Inc.	2,102,454	0.1
84,677	United Parcel Service, Inc. - Class B	15,178,352	0.4
8,030	United Rentals, Inc.	3,576,321	0.1
16,916	Verisk Analytics, Inc.	3,823,523	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
43,251	Waste Management, Inc.	$7,500,588	0.2
21,014	Westinghouse Air Brake Technologies Corp.	2,304,605	0.1
5,216	WW Grainger, Inc.	4,113,285	0.1
27,954	Xylem, Inc.	3,148,179	0.1
		368,774,302	8.4
	Information Technology: 28.0%
73,782	Accenture PLC	22,767,650	0.5
53,590 (1)	Adobe, Inc.	26,204,974	0.6
188,140 (1)	Advanced Micro Devices, Inc.	21,431,027	0.5
17,782 (1)	Akamai Technologies, Inc.	1,598,068	0.0
69,552	Amphenol Corp.	5,908,442	0.1
59,099	Analog Devices, Inc.	11,513,076	0.3
10,125 (1)	ANSYS, Inc.	3,343,984	0.1
1,727,341	Apple, Inc.	335,052,334	7.6
98,736	Applied Materials, Inc.	14,271,301	0.3
29,174 (1)	Arista Networks, Inc.	4,727,938	0.1
25,020 (1)	Autodesk, Inc.	5,119,342	0.1
48,710	Broadcom, Inc.	42,252,515	1.0
31,858 (1)	Cadence Design Systems, Inc.	7,471,338	0.2
15,747	CDW Corp.	2,889,575	0.1
478,518	Cisco Systems, Inc.	24,758,521	0.6
59,289	Cognizant Technology Solutions Corp.	3,870,386	0.1
89,389	Corning, Inc.	3,132,191	0.1
26,600 (1)	DXC Technology Co.	710,752	0.0
16,011 (1)	Enphase Energy, Inc.	2,681,522	0.1
6,765 (1)	EPAM Systems, Inc.	1,520,434	0.0
7,065 (1)	F5, Inc.	1,033,327	0.0
2,920 (1)	Fair Isaac Corp.	2,362,893	0.1
11,607 (1)	First Solar, Inc.	2,206,375	0.1
76,140 (1)	Fortinet, Inc.	5,755,423	0.1
9,235 (1)	Gartner, Inc.	3,235,113	0.1
66,456	Gen Digital, Inc.	1,232,759	0.0
151,397	Hewlett Packard Enterprise Co.	2,543,470	0.1
101,281	HP, Inc.	3,110,340	0.1
487,301	Intel Corp.	16,295,345	0.4
106,088	International Business Machines Corp.	14,195,635	0.3
32,776	Intuit, Inc.	15,017,635	0.3
37,572	Juniper Networks, Inc.	1,177,131	0.0
20,812 (1)	Keysight Technologies, Inc.	3,484,969	0.1
16,029	KLA Corp.	7,774,386	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Stock Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
15,695	Lam Research Corp.	$10,089,688	0.2
63,999	Microchip Technology, Inc.	5,733,670	0.1
127,859	Micron Technology, Inc.	8,069,182	0.2
868,694	Microsoft Corp.	295,825,055	6.8
5,263	Monolithic Power Systems, Inc.	2,843,230	0.1
19,595	Motorola Solutions, Inc.	5,746,822	0.1
24,991	NetApp, Inc.	1,909,312	0.0
288,938	Nvidia Corp.	122,226,553	2.8
30,346	NXP Semiconductor NV - NXPI - US	6,211,219	0.1
50,456 (1)	ON Semiconductor Corp.	4,772,128	0.1
179,789	Oracle Corp.	21,411,072	0.5
35,354 (1)	Palo Alto Networks, Inc.	9,033,301	0.2
12,445 (1)	PTC, Inc.	1,770,924	0.0
11,670 (1)	Qorvo, Inc.	1,190,690	0.0
130,149	Qualcomm, Inc.	15,492,937	0.4
12,453	Roper Technologies, Inc.	5,987,402	0.1
114,380 (1)	Salesforce, Inc.	24,163,919	0.6
22,500	Seagate Technology Holdings PLC	1,392,075	0.0
23,803 (1)	ServiceNow, Inc.	13,376,572	0.3
18,594	Skyworks Solutions, Inc.	2,058,170	0.1
6,583 (1)	SolarEdge Technologies, Inc.	1,771,156	0.0
17,794 (1)	Synopsys, Inc.	7,747,686	0.2
36,815	TE Connectivity Ltd.	5,159,990	0.1
5,496 (1)	Teledyne Technologies, Inc.	2,259,461	0.1
18,113	Teradyne, Inc.	2,016,520	0.0
106,042	Texas Instruments, Inc.	19,089,681	0.4
28,944 (1)	Trimble, Inc.	1,532,295	0.0
4,898 (1)	Tyler Technologies, Inc.	2,039,870	0.1
10,581 (1)	VeriSign, Inc.	2,390,989	0.1
37,378 (1)	Western Digital Corp.	1,417,748	0.0
6,009 (1)	Zebra Technologies Corp.	1,777,642	0.0
		1,227,157,130	28.0
	Materials: 2.5%
25,951	Air Products & Chemicals, Inc.	7,773,103	0.2
13,708	Albemarle Corp.	3,058,118	0.1
171,910	Amcor PLC	1,715,662	0.0
9,432	Avery Dennison Corp.	1,620,417	0.0
36,749	Ball Corp.	2,139,159	0.1
11,693	Celanese Corp. - Series A	1,354,049	0.0
22,773	CF Industries Holdings, Inc.	1,580,902	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials (continued)
83,052	Corteva, Inc.	$4,758,879	0.1
82,636	Dow, Inc.	4,401,193	0.1
53,627	DuPont de Nemours, Inc.	3,831,113	0.1
13,921	Eastman Chemical Co.	1,165,466	0.0
28,940	Ecolab, Inc.	5,402,809	0.1
14,608	FMC Corp.	1,524,199	0.0
167,452	Freeport-McMoRan, Inc.	6,698,080	0.2
29,802	International Flavors & Fragrances, Inc.	2,371,941	0.1
40,547	International Paper Co.	1,289,800	0.0
57,200	Linde PLC	21,797,776	0.5
29,642	LyondellBasell Industries NV - Class A	2,722,025	0.1
7,240	Martin Marietta Materials, Inc.	3,342,636	0.1
38,801	Mosaic Co.	1,358,035	0.0
92,847	Newmont Corp.	3,960,853	0.1
29,351	Nucor Corp.	4,812,977	0.1
10,507	Packaging Corp. of America	1,388,605	0.0
27,504	PPG Industries, Inc.	4,078,843	0.1
16,869	Sealed Air Corp.	674,760	0.0
27,418	Sherwin-Williams Co.	7,280,027	0.2
18,761	Steel Dynamics, Inc.	2,043,636	0.1
15,545	Vulcan Materials Co.	3,504,465	0.1
29,924	WestRock Co.	869,891	0.0
		108,519,419	2.5
	Real Estate: 2.5%
18,394	Alexandria Real Estate Equities, Inc.	2,087,535	0.1
54,448	American Tower Corp.	10,559,645	0.2
16,590	AvalonBay Communities, Inc.	3,139,989	0.1
16,674	Boston Properties, Inc.	960,256	0.0
12,473	Camden Property Trust	1,357,936	0.0
36,315 (1)	CBRE Group, Inc.	2,930,984	0.1
47,730 (1)	CoStar Group, Inc.	4,247,970	0.1
50,666	Crown Castle, Inc.	5,772,884	0.1
34,038	Digital Realty Trust, Inc.	3,875,907	0.1
10,926	Equinix, Inc.	8,565,329	0.2
39,841	Equity Residential	2,628,311	0.1
7,498	Essex Property Trust, Inc.	1,756,781	0.0
15,778	Extra Space Storage, Inc.	2,348,555	0.1
8,571	Federal Realty Investment Trust	829,416	0.0
63,906	Healthpeak Properties, Inc.	1,284,511	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Stock Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate (continued)
83,095	Host Hotels & Resorts, Inc.	$1,398,489	0.0
67,916	Invitation Homes, Inc.	2,336,310	0.1
34,071	Iron Mountain, Inc.	1,935,914	0.0
72,422	Kimco Realty Corp.	1,428,162	0.0
13,629	Mid-America Apartment Communities, Inc.	2,069,700	0.1
107,889	ProLogis, Inc.	13,230,428	0.3
18,486	Public Storage, Inc.	5,395,694	0.1
78,653	Realty Income Corp.	4,702,663	0.1
17,978	Regency Centers Corp.	1,110,501	0.0
12,657	SBA Communications Corp.	2,933,386	0.1
38,202	Simon Property Group, Inc.	4,411,567	0.1
36,150	UDR, Inc.	1,553,004	0.0
46,738	Ventas, Inc.	2,209,305	0.1
117,326	VICI Properties, Inc.	3,687,556	0.1
58,069	Welltower, Inc.	4,697,201	0.1
85,555	Weyerhaeuser Co.	2,866,948	0.1
		108,312,837	2.5
	Utilities: 2.5%
78,199	AES Corp.	1,621,065	0.0
29,370	Alliant Energy Corp.	1,541,338	0.0
30,681	Ameren Corp.	2,505,717	0.1
60,143	American Electric Power Co., Inc.	5,064,041	0.1
22,740	American Water Works Co., Inc.	3,246,135	0.1
16,881	Atmos Energy Corp.	1,963,935	0.0
73,724	Centerpoint Energy, Inc.	2,149,055	0.0
34,074	CMS Energy Corp.	2,001,847	0.0
40,487	Consolidated Edison, Inc.	3,660,025	0.1
37,901	Constellation Energy Corp.	3,469,837	0.1
97,664	Dominion Energy, Inc.	5,058,019	0.1
24,080	DTE Energy Co.	2,649,282	0.1
90,036	Duke Energy Corp.	8,079,831	0.2
44,744	Edison International	3,107,471	0.1
24,704	Entergy Corp.	2,405,428	0.1
26,834	Evergy, Inc.	1,567,642	0.0
40,755	Eversource Energy	2,890,345	0.1
116,196	Exelon Corp.	4,733,825	0.1
63,579	FirstEnergy Corp.	2,471,951	0.1
236,398	NextEra Energy, Inc.	17,540,732	0.4
48,258	NiSource, Inc.	1,319,856	0.0
26,898	NRG Energy, Inc.	1,005,716	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities (continued)
188,866 (1)	PG&E Corp.	$3,263,604	0.1
13,232	Pinnacle West Capital Corp.	1,077,879	0.0
86,112	PPL Corp.	2,278,523	0.0
58,294	Public Service Enterprise Group, Inc.	3,649,787	0.1
36,761	Sempra Energy	5,352,034	0.1
127,393	Southern Co.	8,949,358	0.2
36,853	WEC Energy Group, Inc.	3,251,909	0.1
64,299	Xcel Energy, Inc.	3,997,469	0.1
		111,873,656	2.5
	Total Common Stock (Cost $3,025,833,470)	4,341,703,830	99.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.9%
	Repurchase Agreements: 0.1%
889,679 (3)	Bank of America Inc., Repurchase Agreement dated 06/30/23, 5.06%, due 07/03/23 (Repurchase Amount $890,049, collateralized by various U.S. Government Agency Obligations, 2.000%-6.500%, Market Value plus accrued interest $907,473, due 04/01/35-09/01/61)	889,679	0.0
1,000,000 (3)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/23, 5.06%, due 07/03/23 (Repurchase Amount $1,000,416, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,020,000, due 07/31/23-05/20/53)	1,000,000	0.1
	Total Repurchase Agreements (Cost $1,889,679)	1,889,679	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Stock Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 0.8%
36,289,000 (4)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 5.030%
	(Cost $36,289,000)	$36,289,000	0.8
	Total Short-Term Investments
	(Cost $38,178,679)	38,178,679	0.9
	Total Investments in Securities (Cost $3,064,012,149)	$4,379,882,509	99.9
	Assets in Excess of Other Liabilities	2,340,145	0.1
	Net Assets	$4,382,222,654	100.0
†
Unless otherwise indicated, principal amount is shown in USD.

ADR
American Depositary Receipt

(1)
Non-income producing security.

(2)
Security, or a portion of the security, is on loan.

(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(4)
Rate shown is the 7-day yield as of June 30, 2023.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Common Stock*	$4,341,703,830	$—	$—	$4,341,703,830
Short-Term Investments	36,289,000	1,889,679	—	38,178,679
Total Investments, at fair value	$4,377,992,830	$1,889,679	$—	$4,379,882,509
Other Financial Instruments+
Futures	2,023,561	—	—	2,023,561
Total Assets	$4,380,016,391	$1,889,679	$—	$4,381,906,070

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2023, the following futures contracts were outstanding for Voya U.S. Stock Index Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	186	09/15/23	$41,740,725	$2,023,561
			$41,740,725	$2,023,561
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Stock Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2023 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$2,023,561
Total Asset Derivatives		$2,023,561

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2023 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(48,323)
Total	$(48,323)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$6,350,007
Total	$6,350,007
At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $3,082,328,712.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$1,435,873,722
Gross Unrealized Depreciation	(136,296,364)
Net Unrealized Appreciation	$1,299,577,358
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
VY® CBRE Real Estate Portfolio	as of June 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.9%
	Data Center REITs: 9.8%
32,335	Digital Realty Trust, Inc.	$3,681,986	2.0
18,836	Equinix, Inc.	14,766,294	7.8
		18,448,280	9.8
	Diversified REITs: 1.6%
191,897	Broadstone Net Lease, Inc.	2,962,890	1.6

	Health Care REITs: 10.2%
243,031	Healthpeak Properties, Inc.	4,884,923	2.6
102,366	Ventas, Inc.	4,838,841	2.6
117,356	Welltower, Inc.	9,492,927	5.0
		19,216,691	10.2
	Hotel & Resort REITs: 3.6%
158,219	DiamondRock Hospitality Co.	1,267,334	0.7
220,467	Park Hotels & Resorts, Inc.	2,826,387	1.5
265,330	Sunstone Hotel Investors, Inc.	2,685,140	1.4
		6,778,861	3.6
	Hotels, Resorts & Cruise Lines: 1.8%
12,965	Hilton Worldwide Holdings, Inc.	1,887,056	1.0
13,646	Hyatt Hotels Corp.	1,563,559	0.8
		3,450,615	1.8
	Industrial REITs: 14.5%
119,159	Americold Realty Trust, Inc.	3,848,836	2.0
133,051	ProLogis, Inc.	16,316,044	8.7
136,693	Rexford Industrial Realty, Inc.	7,138,108	3.8
		27,302,988	14.5
	Multi-Family Residential REITs: 10.4%
115,700	Apartment Income REIT Corp.	4,175,613	2.2
48,503	Camden Property Trust	5,280,522	2.8
19,938	Essex Property Trust, Inc.	4,671,473	2.5
157,324	Independence Realty Trust, Inc.	2,866,443	1.5
32,587	NexPoint Residential Trust, Inc.	1,482,057	0.8
74,737 (1)	Veris Residential, Inc.	1,199,529	0.6
		19,675,637	10.4
	Office REITs: 3.8%
63,991	Alexandria Real Estate Equities, Inc.	7,262,339	3.8

	Other Specialized REITs: 5.7%
63,597	EPR Properties	2,976,340	1.6
111,761	Four Corners Property Trust, Inc.	2,838,729	1.5
157,652	VICI Properties, Inc.	4,955,002	2.6
		10,770,071	5.7
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate Operating Companies: 1.2%
270,648 (2)	Tricon Residential, Inc.	$2,384,409	1.2

	Residential REITs: 2.8%
122,416	UDR, Inc.	5,258,991	2.8

	Retail REITs: 12.1%
82,599	Kite Realty Group Trust	1,845,262	1.0
124,912	Macerich Co.	1,407,758	0.8
115,183	NETSTREIT Corp.	2,058,320	1.1
56,883	Regency Centers Corp.	3,513,663	1.9
155,573	Retail Opportunity Investments Corp.	2,101,791	1.1
70,906	Simon Property Group, Inc.	8,188,225	4.3
92,877	Spirit Realty Capital, Inc.	3,657,496	1.9
		22,772,515	12.1
	Self Storage REITs: 13.0%
179,795	CubeSmart	8,029,645	4.3
54,916	Life Storage, Inc.	7,301,631	3.9
31,333	Public Storage, Inc.	9,145,476	4.8
		24,476,752	13.0
	Single-Family Residential REITs: 7.2%
144,059	Invitation Homes, Inc.	4,955,630	2.6
65,661	Sun Communities, Inc.	8,566,134	4.6
		13,521,764	7.2
	Telecom Tower REITs: 1.2%
20,446	Crown Castle, Inc.	2,329,617	1.2
	Total Common Stock
	(Cost $196,032,030)	186,612,420	98.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.8%
	Repurchase Agreements: 1.3%
1,000,000 (3)	Bank of America Inc., Repurchase Agreement dated 06/30/23, 5.06%, due 07/03/23 (Repurchase Amount $1,000,416, collateralized by various U.S. Government Agency Obligations, 2.000%-6.500%, Market Value plus accrued interest $1,020,000, due 04/01/35-09/01/61)	1,000,000	0.5

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
VY® CBRE Real Estate Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
344,720 (3)	Citigroup, Inc., Repurchase Agreement dated 06/30/23, 5.07%, due 07/03/23 (Repurchase Amount $344,864, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $351,614, due 10/31/24-08/20/67)	$344,720	0.2
1,000,000 (3)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/23, 5.06%, due 07/03/23 (Repurchase Amount $1,000,416, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,020,000, due 07/31/23-05/20/53)	1,000,000	0.6
	Total Repurchase Agreements (Cost $2,344,720)	2,344,720	1.3

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 0.5%
1,023,939 (4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.990% (Cost $1,023,939)	$1,023,939	0.5
	Total Short-Term Investments (Cost $3,368,659)	3,368,659	1.8
	Total Investments in Securities (Cost $199,400,689)	$189,981,079	100.7
	Liabilities in Excess of Other Assets	(1,340,288)	(0.7)
	Net Assets	$188,640,791	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Non-income producing security.

(2)
Security, or a portion of the security, is on loan.

(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(4)
Rate shown is the 7-day yield as of June 30, 2023.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Common Stock*	$186,612,420	$—	$—	$186,612,420
Short-Term Investments	1,023,939	2,344,720	—	3,368,659
Total Investments, at fair value	$187,636,359	$2,344,720	$—	$189,981,079

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
VY® CBRE Real Estate Portfolio	as of June 30, 2023 (Unaudited) (continued)

At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $201,785,891.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$8,977,902
Gross Unrealized Depreciation	(20,782,713)
Net Unrealized Depreciation	$(11,804,811)
See Accompanying Notes to Financial Statements

VY® JPMorgan Small Cap	PORTFOLIO OF INVESTMENTS
Core Equity Portfolio	as of June 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.1%
	Communication Services: 1.1%
24,143 (1)	EchoStar Corp.	$418,640	0.1
11,867 (1)	Gogo, Inc.	201,858	0.0
16,238	Gray Television, Inc.	127,955	0.0
15,400 (1)	Integral Ad Science Holding Corp.	276,892	0.1
4,675	Iridium Communications, Inc.	290,411	0.1
8,526	John Wiley & Sons, Inc.	290,140	0.1
85,562 (1)	Liberty Latin America Ltd.	737,544	0.1
33,188 (1)	Lions Gate Entertainment Corp. - Class A	293,050	0.1
21,581 (1)	Magnite, Inc.	294,581	0.1
35,045 (1)	Ooma, Inc.	524,624	0.1
19,112 (1)	QuinStreet, Inc.	168,759	0.0
11,146	Shutterstock, Inc.	542,476	0.1
17,127 (1)	Thryv Holdings, Inc.	421,324	0.1
20,406 (1)	Yelp, Inc.	742,982	0.1
		5,331,236	1.1
	Consumer Discretionary: 10.2%
16,191	Aaron’s Co., Inc./The	228,941	0.0
23,735 (1)	Abercrombie & Fitch Co. - Class A	894,335	0.2
58,499	Acushnet Holdings Corp.	3,198,725	0.7
104,397 (1)	American Axle & Manufacturing Holdings, Inc.	863,363	0.2
3,059 (1)	Asbury Automotive Group, Inc.	735,445	0.1
25,121	Bloomin Brands, Inc.	675,504	0.1
24,133	Bluegreen Vacations Holding Corp.	860,341	0.2
10,790 (1)	Boot Barn Holdings, Inc.	913,805	0.2
12,283	Boyd Gaming Corp.	852,072	0.2
35,703 (1)	Bright Horizons Family Solutions, Inc.	3,300,742	0.7
33,715	Brunswick Corp.	2,921,068	0.6
24,234	Carter’s, Inc.	1,759,388	0.4
20,072 (1)	Cava Group, Inc.	821,948	0.2
14,964 (1)	CROCS, Inc.	1,682,552	0.3
4,146	Dine Brands Global, Inc.	240,592	0.0
3,000 (1)	Duolingo, Inc.	428,820	0.1
28,592 (1)	Everi Holdings, Inc.	413,440	0.1
1,034	Group 1 Automotive, Inc.	266,875	0.1
12,408 (1)	Hilton Grand Vacations, Inc.	563,820	0.1
42,200 (1)	Landsea Homes Corp.	394,148	0.1
18,768	LCI Industries	2,371,525	0.5
1,800	Lear Corp.	258,390	0.0
189,072 (1)	Leslie’s, Inc.	1,775,386	0.4
3,500 (1)	LGI Homes, Inc.	472,115	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
900	Lithia Motors, Inc.	$273,699	0.1
6,054	Marriott Vacations Worldwide Corp.	742,947	0.2
7,683	Meritage Homes Corp.	1,093,060	0.2
20,540	Monarch Casino & Resort, Inc.	1,447,043	0.3
41,228 (1)	National Vision Holdings, Inc.	1,001,428	0.2
15,549 (1)	ODP Corp./The	728,004	0.1
40,608 (1)	Planet Fitness, Inc.	2,738,604	0.6
36,959 (1)	Savers Value Village, Inc.	875,928	0.2
26,570 (1)	SeaWorld Entertainment, Inc.	1,488,186	0.3
13,062	Signet Jewelers Ltd.	852,426	0.2
4,000 (1)	Skyline Champion Corp.	261,800	0.1
116,561 (1)	Sonos, Inc.	1,903,441	0.4
12,300	Steven Madden Ltd.	402,087	0.1
41,893 (1)	Taylor Morrison Home Corp.	2,043,122	0.4
21,164 (1)	Tri Pointe Homes, Inc.	695,449	0.1
27,376	Upbound Group, Inc.	852,215	0.2
3,074 (1)	Visteon Corp.	441,457	0.1
129,373	Wendy’s Company	2,813,863	0.6
2,641	Wingstop, Inc.	528,623	0.1
4,454 (1)	XPEL, Inc.	375,116	0.1
		48,451,838	10.2
	Consumer Staples: 5.6%
9,690	Andersons, Inc.	447,194	0.1
5,200 (1)	BellRing Brands, Inc.	190,320	0.0
58,894 (1)	BJ’s Wholesale Club Holdings, Inc.	3,710,911	0.8
10,616	Casey’s General Stores, Inc.	2,589,030	0.5
27,325 (1)	Central Garden & Pet Co. - Class A - CENTA	996,270	0.2
567	Coca-Cola Consolidated, Inc.	360,623	0.1
6,581 (1)	Darling Ingredients, Inc.	419,802	0.1
20,016	Edgewell Personal Care Co.	826,861	0.2
14,649 (1)	elf Beauty, Inc.	1,673,355	0.4
27,610 (1)(2)	Freshpet, Inc.	1,817,014	0.4
42,827 (1)	Herbalife Ltd.	567,030	0.1
33,493 (1)	Hostess Brands, Inc.	848,043	0.2
5,772	John B Sanfilippo & Son, Inc.	676,882	0.1
6,918	Medifast, Inc.	637,563	0.1
53,988 (1)	Performance Food Group Co.	3,252,237	0.7
233,436	Primo Water Corp.	2,927,287	0.6

See Accompanying Notes to Financial Statements

VY® JPMorgan Small Cap	PORTFOLIO OF INVESTMENTS
Core Equity Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples (continued)
11,444	SpartanNash Co.	$257,604	0.1
18,747 (1)	Sprouts Farmers Market, Inc.	688,577	0.1
41,900 (1)	United Natural Foods, Inc.	819,145	0.2
9,625 (1)	USANA Health Sciences, Inc.	606,760	0.1
132,836	Utz Brands, Inc.	2,173,197	0.5
11,441 (1)	Vital Farms, Inc.	137,178	0.0
		26,622,883	5.6
	Energy: 3.1%
3,278 (2)	Arch Resources, Inc.	369,627	0.1
6,552	California Resources Corp.	296,740	0.1
28,697	ChampionX Corp.	890,755	0.2
3,666	Chord Energy Corp.	563,831	0.1
9,795 (1)	CNX Resources Corp.	173,567	0.0
1,457	CONSOL Energy, Inc.	98,799	0.0
8,782	CVR Energy, Inc.	263,109	0.1
14,580	Delek US Holdings, Inc.	349,191	0.1
9,200	Dorian L.P.G Ltd.	235,980	0.1
35,135	DT Midstream, Inc.	1,741,642	0.4
4,279 (1)	Expro Group Holdings NV	75,824	0.0
9,798 (1)	Green Plains, Inc.	315,888	0.1
2,565	Helmerich & Payne, Inc.	90,929	0.0
64,056	Liberty Energy, Inc.	856,429	0.2
4,668	Magnolia Oil & Gas Corp.	97,561	0.0
18,839	Matador Resources Co.	985,656	0.2
17,427	Murphy Oil Corp.	667,454	0.1
63,568 (1)	NexTier Oilfield Solutions, Inc.	568,298	0.1
5,800 (1)	Noble Corp. PLC	239,598	0.1
11,849 (1)	Oceaneering International, Inc.	221,576	0.0
23,214 (1)	Oil States International, Inc.	173,409	0.0
25,578	Ovintiv, Inc.	973,754	0.2
31,198	Patterson-UTI Energy, Inc.	373,440	0.1
9,981	PBF Energy, Inc.	408,622	0.1
14,426	PDC Energy, Inc.	1,026,266	0.2
4,454	Peabody Energy Corp.	96,474	0.0
4,068 (1)	REX American Resources Corp.	141,607	0.0
27,415	Select Water Solutions, Inc.	222,061	0.1
31,438	SM Energy Co.	994,384	0.2
8,900	Teekay Tankers Ltd.	340,247	0.1
10,247 (1)	Weatherford International PLC	680,606	0.1
		14,533,324	3.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: 15.3%
7,688	American Equity Investment Life Holding Co.	$400,622	0.1
14,871	Ameris Bancorp.	508,737	0.1
74,245 (1)	AssetMark Financial Holdings, Inc.	2,202,107	0.5
14,324 (1)	Avantax, Inc.	320,571	0.1
12,926 (1)	Axos Financial, Inc.	509,801	0.1
4,454	Banc of California, Inc.	51,577	0.0
8,427 (1)	Bancorp, Inc.	275,142	0.1
25,622	Bank of NT Butterfield & Son Ltd.	701,018	0.2
67,122	BankUnited, Inc.	1,446,479	0.3
9,107	Banner Corp.	397,703	0.1
4,242 (2)	Blackstone Mortgage Trust, Inc.	88,276	0.0
8,495 (1)	BRP Group, Inc.	210,506	0.0
12,074	Business First Bancshares, Inc.	181,955	0.0
15,780	Byline Bancorp, Inc.	285,460	0.1
1,795	Capital Bancorp, Inc.	32,489	0.0
9,333	Capital City Bank Group, Inc.	285,963	0.1
5,359	Central Pacific Financial Corp.	84,190	0.0
3,371 (1)	Coastal Financial Corp./ WA	126,918	0.0
19,140	Columbia Banking System, Inc.	388,159	0.1
38,314	Commerce Bancshares, Inc.	1,865,892	0.4
58,310	ConnectOne Bancorp, Inc.	967,363	0.2
20,427	Cullen/Frost Bankers, Inc.	2,196,515	0.5
25,800 (1)	Customers Bancorp, Inc.	780,708	0.2
30,346	CVB Financial Corp.	402,995	0.1
3,700	Dime Community Bancshares, Inc.	65,231	0.0
24,496 (1)	Donnelley Financial Solutions, Inc.	1,115,303	0.2
5,562 (2)	Dynex Capital, Inc.	70,026	0.0
39,710	Eastern Bankshares, Inc.	487,242	0.1
5,088 (2)	Ellington Financial, Inc.	70,214	0.0
2,720	Employers Holdings, Inc.	101,755	0.0
23,800 (1)	Enova International, Inc.	1,264,256	0.3
13,033	Enterprise Financial Services Corp.	509,590	0.1
22,445	Essent Group Ltd.	1,050,426	0.2
23,477	Evercore, Inc.	2,901,522	0.6
21,655	EVERTEC, Inc.	797,554	0.2

See Accompanying Notes to Financial Statements

VY® JPMorgan Small Cap	PORTFOLIO OF INVESTMENTS
Core Equity Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
10,203	Federated Hermes, Inc.	$365,778	0.1
1,813	Financial Institutions, Inc.	28,537	0.0
81,941	First BanCorp. Puerto Rico	1,001,319	0.2
541	First BanCorp. Southern Pines NC	16,095	0.0
1,887	First Bancshares, Inc./The	48,760	0.0
2,076	First Bank/Hamilton NJ	21,549	0.0
316	First Citizens BancShares, Inc.	405,570	0.1
8,926	First Commonwealth Financial Corp.	112,914	0.0
94,905	First Financial Bancorp.	1,939,858	0.4
3,508	First Financial Corp.	113,905	0.0
4,932	First Foundation, Inc.	19,580	0.0
98,442	First Hawaiian, Inc.	1,772,940	0.4
78,767	First Interstate Bancsystem, Inc.	1,877,805	0.4
13,547	First Merchants Corp.	382,432	0.1
4,400	First Mid Bancshares, Inc.	106,216	0.0
6,941	FirstCash Holdings, Inc.	647,803	0.1
23,416 (1)	Flywire Corp.	726,833	0.2
7,234	FNB Corp.	82,757	0.0
7,718 (1)	Focus Financial Partners, Inc.	405,272	0.1
5,225	Glacier Bancorp., Inc.	162,863	0.0
1,492 (2)	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	37,300	0.0
20,904	Heritage Commerce Corp.	173,085	0.0
4,046	HomeTrust Bancshares, Inc.	84,521	0.0
59,379 (1)	International Money Express, Inc.	1,456,567	0.3
20,005	Jackson Financial, Inc.	612,353	0.1
8,637	James River Group Holdings Ltd.	157,712	0.0
6,207	Kinsale Capital Group, Inc.	2,322,659	0.5
7,345	KKR Real Estate Finance Trust, Inc.	89,389	0.0
12,223	Ladder Capital Corp.	132,620	0.0
1,216	Mercantile Bank Corp.	33,586	0.0
15,533	Merchants Bancorp/IN	397,334	0.1
81,216	MFA Financial, Inc.	912,868	0.2
1,597	Mid Penn Bancorp, Inc.	35,262	0.0
2,100	MidWestOne Financial Group, Inc.	44,877	0.0
42,949 (2)	Moelis & Co.	1,947,308	0.4
11,206	Morningstar, Inc.	2,197,160	0.5
15,935 (1)	Mr Cooper Group, Inc.	806,948	0.2
672	MVB Financial Corp.	14,166	0.0
17,993 (1)	NMI Holdings, Inc.	464,579	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
71,632	OceanFirst Financial Corp.	$1,118,892	0.2
30,748	OFG Bancorp	801,908	0.2
42,485	Old National Bancorp.	592,241	0.1
25,896	Old Second Bancorp, Inc.	338,202	0.1
6,095 (1)	Palomar Holdings, Inc.	353,754	0.1
7,524	Pathward Financial, Inc.	348,813	0.1
7,774	Peapack-Gladstone Financial Corp.	210,520	0.0
4,134	PennyMac Financial Services, Inc.	290,661	0.1
17,021	Pennymac Mortgage Investment Trust	229,443	0.1
2,428	Peoples Bancorp., Inc.	64,463	0.0
4,298	Pinnacle Financial Partners, Inc.	243,482	0.1
3,397	Piper Sandler Cos	439,096	0.1
5,544	PJT Partners, Inc.	386,084	0.1
15,285	Popular, Inc.	925,048	0.2
923	Premier Financial Corp.	14,786	0.0
17,900 (1)	PROG Holdings, Inc.	574,948	0.1
7,552	QCR Holdings, Inc.	309,859	0.1
31,995	Radian Group, Inc.	808,834	0.2
9,037 (1)	Remitly Global, Inc.	170,076	0.0
73,171 (1)	Repay Holdings Corp.	572,929	0.1
26,414	RLI Corp.	3,604,719	0.8
6,324	Seacoast Banking Corp. of Florida	139,760	0.0
38,115	ServisFirst Bancshares, Inc.	1,559,666	0.3
1,690	Sierra Bancorp.	28,679	0.0
6,203 (1)	Skyward Specialty Insurance Group, Inc.	157,556	0.0
946	South Plains Financial, Inc.	21,294	0.0
3,026	Southside Bancshares, Inc.	79,160	0.0
11,602	SouthState Corp.	763,412	0.2
103,311	StepStone Group, Inc.	2,563,146	0.5
1,695	Stifel Financial Corp.	101,141	0.0
3,508 (1)	StoneX Group, Inc.	291,445	0.1
5,912	TowneBank/Portsmouth VA	137,395	0.0
9,899	Trico Bancshares	328,647	0.1
5,773	United Community Banks, Inc./GA	144,267	0.0
2,338	Univest Financial Corp.	42,271	0.0
17,249	Veritex Holdings, Inc.	309,275	0.1
28,235	Victory Capital Holdings, Inc.	890,532	0.2
733	Virtus Investment Partners, Inc.	144,745	0.0
12,677	Washington Federal, Inc.	336,194	0.1
18,755 (1)	WEX, Inc.	3,414,723	0.7

See Accompanying Notes to Financial Statements

VY® JPMorgan Small Cap	PORTFOLIO OF INVESTMENTS
Core Equity Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
46,916	Wintrust Financial Corp.	$3,407,040	0.7
		72,562,451	15.3
	Health Care: 14.4%
35,700 (1)	2seventy bio, Inc.	361,284	0.1
10,300 (1)	Acadia Pharmaceuticals, Inc.	246,685	0.0
49,795 (1)	ACELYRIN, Inc.	1,040,715	0.2
34,122 (1)	Aclaris Therapeutics, Inc.	353,845	0.1
4,084 (1)	Adaptive Biotechnologies Corp.	27,404	0.0
136,509 (1)	Agiliti, Inc.	2,252,398	0.5
14,425 (1)	Alector, Inc.	86,694	0.0
12,300 (1)	Alkermes PLC	384,990	0.1
52,023 (1)(2)	Allogene Therapeutics, Inc.	258,554	0.1
24,232 (1)	Alphatec Holdings, Inc.	435,691	0.1
93,164 (1)	Amicus Therapeutics, Inc.	1,170,140	0.2
3,600 (1)	AMN Healthcare Services, Inc.	392,832	0.1
36,593 (1)	Amneal Pharmaceuticals, Inc.	112,513	0.0
39,000 (1)	Angiodynamics, Inc.	406,770	0.1
12,420 (1)	Arrowhead Pharmaceuticals, Inc.	442,897	0.1
13,399 (1)	Arvinas, Inc.	332,563	0.1
9,102 (1)	Atara Biotherapeutics, Inc.	14,654	0.0
24,411 (1)	AtriCure, Inc.	1,204,927	0.3
4,400 (1)	Axonics, Inc.	222,068	0.0
12,445 (1)	Axsome Therapeutics, Inc.	894,298	0.2
39,411 (1)	Azenta, Inc.	1,839,705	0.4
7,957 (1)(2)	Beam Therapeutics, Inc.	254,067	0.1
1,144 (1)	Biohaven Ltd.	27,364	0.0
1,089 (1)(2)	Bluebird Bio, Inc.	3,583	0.0
5,153 (1)	Blueprint Medicines Corp.	325,670	0.1
5,993 (1)	Bridgebio Pharma, Inc.	103,080	0.0
23,196 (1)	Catalyst Pharmaceuticals, Inc.	311,754	0.1
89,208 (1)	Certara, Inc.	1,624,478	0.3
5,337	Chemed Corp.	2,890,893	0.6
1,829 (1)	Chinook Therapeutics, Inc.	70,270	0.0
15,193 (1)	Coherus Biosciences, Inc.	64,874	0.0
14,800 (1)	Cross Country Healthcare, Inc.	415,584	0.1
19,957 (1)	Decibel Therapeutics, Inc.	76,834	0.0
123,170 (1)	Definitive Healthcare Corp.	1,354,870	0.3
11,464 (1)	Enanta Pharmaceuticals, Inc.	245,330	0.0
57,929	Encompass Health Corp.	3,922,373	0.8
59,000 (1)	Envista Holdings Corp.	1,996,560	0.4
89,176 (1)	Fate Therapeutics, Inc.	424,478	0.1
7,823 (1)	Fulgent Genetics, Inc.	289,686	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
89,284 (1)	Health Catalyst, Inc.	$1,116,050	0.2
66,181 (1)	HealthEquity, Inc.	4,178,668	0.9
17,040 (1)	ICU Medical, Inc.	3,036,358	0.6
35,882 (1)	Immunovant, Inc.	680,681	0.1
7,011 (1)	Inari Medical, Inc.	407,619	0.1
31,769 (1)	Inhibrx, Inc.	824,723	0.2
13,000 (1)	Inmode Ltd.	485,550	0.1
5,750 (1)	Insmed, Inc.	119,836	0.0
7,168 (1)	Inspire Medical Systems, Inc.	2,327,019	0.5
9,982 (1)	Intellia Therapeutics, Inc.	407,066	0.1
41,503 (1)	Kura Oncology, Inc.	439,102	0.1
15,511 (1)	Kymera Therapeutics, Inc.	356,598	0.1
4,800 (1)	Lantheus Holdings, Inc.	402,816	0.1
55,184 (1)	Longboard Pharmaceuticals, Inc.	405,051	0.1
3,628 (1)	Madrigal Pharmaceuticals, Inc.	838,068	0.2
5,096 (1)	Medpace Holdings, Inc.	1,223,906	0.3
8,173 (1)	MeiraGTx Holdings plc	54,923	0.0
10,623 (1)	Merit Medical Systems, Inc.	888,508	0.2
5,479 (1)	Natera, Inc.	266,608	0.1
10,912	National Healthcare Corp.	674,580	0.1
89,813 (1)	Neogen Corp.	1,953,433	0.4
18,698 (1)	NGM Biopharmaceuticals, Inc.	48,428	0.0
5,470 (1)	Omnicell, Inc.	402,975	0.1
119,400 (1)	Opko Health, Inc.	263,790	0.1
12,136 (1)	OptimizeRx Corp.	173,423	0.0
32,139 (1)	Option Care Health, Inc.	1,044,196	0.2
31,558 (1)	PMV Pharmaceuticals, Inc.	197,553	0.0
57,621 (1)	Point Biopharma Global, Inc.	522,046	0.1
88,142 (1)	Progyny, Inc.	3,467,506	0.7
16,600 (1)	Protagonist Therapeutics, Inc.	458,492	0.1
10,869 (1)	Prothena Corp. PLC	742,135	0.2
8,900 (1)	PTC Therapeutics, Inc.	361,963	0.1
7,174 (1)	Quanterix Corp.	161,774	0.0
25,726 (1)	QuidelOrtho Corp.	2,131,656	0.4
9,978 (1)	Reata Pharmaceuticals, Inc.	1,017,357	0.2
37,900 (1)	Relay Therapeutics, Inc.	476,024	0.1
24,545 (1)	Replimune Group, Inc.	569,935	0.1
33,885 (1)	REVOLUTION Medicines, Inc.	906,424	0.2
11,485 (1)	Sage Therapeutics, Inc.	540,025	0.1
2,562 (1)	Shockwave Medical, Inc.	731,220	0.2
14,914 (1)	SI-BONE, Inc.	402,380	0.1

See Accompanying Notes to Financial Statements

VY® JPMorgan Small Cap	PORTFOLIO OF INVESTMENTS
Core Equity Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
22,635 (1)	SpringWorks Therapeutics, Inc.	$593,490	0.1
6,100 (1)	Surgery Partners, Inc.	274,439	0.1
2,589 (1)	Sutro Biopharma, Inc.	12,039	0.0
31,155 (1)	Syndax Pharmaceuticals, Inc.	652,074	0.1
9,626 (1)	Syneos Health, Inc.	405,640	0.1
5,500 (1)	Tenet Healthcare Corp.	447,590	0.1
34,527 (1)	Travere Therapeutics, Inc.	530,335	0.1
12,900 (1)	Treace Medical Concepts, Inc.	329,982	0.1
11,060 (1)(2)	Twist Bioscience Corp.	226,288	0.0
41,100 (1)(2)	Tyra Biosciences, Inc.	699,933	0.1
33,113 (1)	Veradigm, Inc.	417,224	0.1
7,704 (1)	Vericel Corp.	289,439	0.1
42,278 (1)	Xencor, Inc.	1,055,682	0.2
1,176 (1)	Y-mAbs Therapeutics, Inc.	7,985	0.0
		68,531,980	14.4
	Industrials: 23.3%
38,493	ABM Industries, Inc.	1,641,726	0.3
43,923 (1)	Alaska Air Group, Inc.	2,335,825	0.5
1,216	Albany International Corp.	113,429	0.0
11,000	Allied Motion Technologies, Inc.	439,340	0.1
47,200 (1)	API Group Corp.	1,286,672	0.3
4,585	Apogee Enterprises, Inc.	217,650	0.0
18,833	Applied Industrial Technologies, Inc.	2,727,583	0.6
12,681	ArcBest Corp.	1,252,883	0.3
14,404	Argan, Inc.	567,662	0.1
13,262 (1)	Atkore, Inc.	2,068,076	0.4
69,278 (1)	AZEK Co., Inc./The	2,098,431	0.4
23,588 (1)	Beacon Roofing Supply, Inc.	1,957,332	0.4
11,797 (1)(2)	Bloom Energy Corp.	192,881	0.0
4,363 (1)	BlueLinx Holdings, Inc.	409,162	0.1
5,192	Boise Cascade Co.	469,097	0.1
44,935	Brady Corp.	2,137,558	0.5
7,289	Brink’s Co.	494,413	0.1
2,990 (1)	CACI International, Inc.	1,019,112	0.2
37,748 (1)	Casella Waste Systems, Inc.	3,414,307	0.7
14,300 (1)	CBIZ, Inc.	761,904	0.2
10,738	Comfort Systems USA, Inc.	1,763,180	0.4
35,074 (1)	Core & Main, Inc.	1,099,219	0.2
40,503	Douglas Dynamics, Inc.	1,210,230	0.3
109,058 (1)	Driven Brands Holdings, Inc.	2,951,109	0.6
2,500 (2)	Eagle Bulk Shipping, Inc.	120,100	0.0
6,488	Encore Wire Corp.	1,206,314	0.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
167,158 (1)	First Advantage Corp.	$2,575,905	0.5
2,224	Forward Air Corp.	235,989	0.1
122,205 (1)	Gates Industrial Corp. PLC	1,647,323	0.3
13,041 (1)	Generac Holdings, Inc.	1,944,804	0.4
4,587 (1)	Gibraltar Industries, Inc.	288,614	0.1
23,746 (1)	GMS, Inc.	1,643,223	0.3
204,691 (1)	Hayward Holdings, Inc.	2,630,279	0.6
9,844	Heidrick & Struggles International, Inc.	260,571	0.1
4,983	Herc Holdings, Inc.	681,924	0.1
12,542 (1)	Heritage-Crystal Clean, Inc.	473,962	0.1
255,320 (1)	Hillman Solutions Corp.	2,300,433	0.5
14,014 (1)	HUB Group, Inc.	1,125,604	0.2
3,900 (1)	IES Holdings, Inc.	221,832	0.0
8,600 (1)	JELD-WEN Holding, Inc.	150,844	0.0
12,183	KBR, Inc.	792,626	0.2
9,215	Kforce, Inc.	577,412	0.1
41,586	Knight-Swift Transportation Holdings, Inc.	2,310,518	0.5
14,026	Landstar System, Inc.	2,700,566	0.6
16,325	Lincoln Electric Holdings, Inc.	3,242,635	0.7
5,528	Luxfer Holdings PLC	78,663	0.0
64,496 (1)	Lyft, Inc.	618,517	0.1
9,866 (1)	Mastec, Inc.	1,163,892	0.2
6,744	Matson, Inc.	524,211	0.1
47,638	MillerKnoll, Inc.	704,090	0.2
45,575 (1)	MRC Global, Inc.	458,940	0.1
22,548	MSA Safety, Inc.	3,922,450	0.8
15,206	Mueller Industries, Inc.	1,327,180	0.3
13,082 (1)	MYR Group, Inc.	1,809,764	0.4
7,351 (1)	NEXTracker, Inc.	292,643	0.1
94,500 (1)	NOW, Inc.	979,020	0.2
97,418 (1)	Paycor HCM, Inc.	2,305,884	0.5
15,679	Primoris Services Corp.	477,739	0.1
33,042 (1)	Radiant Logistics, Inc.	222,042	0.0
45,180	RB Global, Inc.	2,710,800	0.6
14,373 (1)	RBC Bearings, Inc.	3,125,696	0.7
11,917 (1)	Resideo Technologies, Inc.	210,454	0.0
19,139	Rush Enterprises, Inc. - Class A	1,162,503	0.2
28,400	Safe Bulkers, Inc.	92,584	0.0
23,869 (1)	Shoals Technologies Group, Inc.	610,092	0.1
21,804	Simpson Manufacturing Co., Inc.	3,019,854	0.6
16,613 (1)	Skywest, Inc.	676,481	0.1
57,319 (1)	Stericycle, Inc.	2,661,894	0.6
14,341 (1)	Sterling Infrastructure, Inc.	800,228	0.2

See Accompanying Notes to Financial Statements

VY® JPMorgan Small Cap	PORTFOLIO OF INVESTMENTS
Core Equity Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
2,308	Terex Corp.	$138,088	0.0
7,316	Tetra Tech, Inc.	1,197,922	0.3
8,228 (1)	Titan Machinery, Inc.	242,726	0.1
22,063	Toro Co.	2,242,704	0.5
13,565 (1)	TriNet Group, Inc.	1,288,268	0.3
21,300 (1)	TrueBlue, Inc.	377,223	0.1
15,634	UFP Industries, Inc.	1,517,280	0.3
12,795	Unifirst Corp.	1,983,353	0.4
16,177 (1)	V2X, Inc.	801,732	0.2
4,263	Veritiv Corp.	535,475	0.1
76,506 (1)	Verra Mobility Corp.	1,508,698	0.3
7,823	Watts Water Technologies, Inc.	1,437,320	0.3
9,602	Wesco International, Inc.	1,719,334	0.4
84,478 (1)	WillScot Mobile Mini Holdings Corp.	4,037,204	0.9
17,121	Woodward, Inc.	2,035,858	0.4
		110,779,065	23.3
	Information Technology: 12.3%
34,600 (1)	ACM Research, Inc.	452,568	0.1
28,785	Adeia, Inc.	316,923	0.1
43,033 (1)	Allegro MicroSystems, Inc.	1,942,510	0.4
2,154 (1)	Ambarella, Inc.	180,225	0.0
26,847 (1)	Asana, Inc.	591,708	0.1
136,666 (1)	AvePoint, Inc.	787,196	0.2
9,439 (1)	Aviat Networks, Inc.	314,979	0.1
22,373 (1)	Avid Technology, Inc.	570,512	0.1
8,474 (1)	Axcelis Technologies, Inc.	1,553,538	0.3
18,695	Badger Meter, Inc.	2,758,634	0.6
7,419	Belden, Inc.	709,627	0.1
16,133	Benchmark Electronics, Inc.	416,715	0.1
10,816 (1)	Blackline, Inc.	582,117	0.1
43,797 (1)	Box, Inc.	1,286,756	0.3
11,100 (1)	Braze, Inc.	486,069	0.1
5,487 (1)(2)	C3.ai, Inc.	199,891	0.0
17,262 (1)	Calix, Inc.	861,546	0.2
2,900 (1)	Cirrus Logic, Inc.	234,929	0.0
24,890 (2)	Clear Secure, Inc.	576,701	0.1
138,850 (1)	Clearwater Analytics Holdings, Inc.	2,203,550	0.5
18,100 (1)	Cohu, Inc.	752,236	0.2
11,917 (1)	Commvault Systems, Inc.	865,413	0.2
80,079 (1)	eGain Corp.	599,792	0.1
44,073 (1)	Envestnet, Inc.	2,615,733	0.5
10,900 (1)	Extreme Networks, Inc.	283,945	0.1
11,824 (1)	Fabrinet	1,535,701	0.3
27,117 (1)	Guidewire Software, Inc.	2,063,061	0.4
126,645	Information Services Group, Inc.	678,817	0.1
500 (1)	Insight Enterprises, Inc.	73,170	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
32,573 (1)	LiveRamp Holdings, Inc.	$930,285	0.2
64,779 (1)	MACOM Technology Solutions Holdings, Inc.	4,244,968	0.9
6,605 (1)	MaxLinear, Inc.	208,454	0.0
332 (1)(2)	MicroStrategy, Inc.	113,683	0.0
51,582 (1)	nCino, Inc.	1,553,650	0.3
84,435 (1)	nLight, Inc.	1,301,988	0.3
17,637 (1)	Novanta, Inc.	3,246,972	0.7
65,095 (1)	Olo, Inc.	420,514	0.1
3,200 (1)	Onto Innovation, Inc.	372,704	0.1
10,808 (1)	OSI Systems, Inc.	1,273,507	0.3
6,175 (1)	PDF Solutions, Inc.	278,493	0.1
5,257 (1)	Perficient, Inc.	438,066	0.1
43,029	Power Integrations, Inc.	4,073,555	0.9
28,173 (1)	Q2 Holdings, Inc.	870,546	0.2
6,069 (1)	Qualys, Inc.	783,933	0.2
18,493 (1)	Rambus, Inc.	1,186,696	0.2
16,800 (1)	Rapid7, Inc.	760,704	0.2
41,770 (1)(2)	Riot Platforms, Inc.	493,721	0.1
7,073 (1)	Scansource, Inc.	209,078	0.0
26,607 (1)	Semtech Corp.	677,414	0.1
1,691 (1)	Silicon Laboratories, Inc.	266,738	0.1
26,437 (1)	SMART Global Holdings, Inc.	766,937	0.2
6,655 (1)	Sprout Social, Inc.	307,195	0.1
5,482 (1)	SPS Commerce, Inc.	1,052,873	0.2
14,200 (1)	Squarespace, Inc.	447,868	0.1
4,465 (1)	Super Micro Computer, Inc.	1,112,901	0.2
672 (1)	Synaptics, Inc.	57,375	0.0
9,538 (1)	Ultra Clean Holdings, Inc.	366,831	0.1
15,214 (1)	Unisys Corp.	60,552	0.0
17,000 (1)	Veeco Instruments, Inc.	436,560	0.1
30,569 (1)	Workiva, Inc.	3,107,645	0.7
39,489 (1)	Xperi, Inc.	519,280	0.1
18,514 (1)	Zuora, Inc.	203,099	0.0
		58,639,347	12.3
	Materials: 3.7%
6,651	AdvanSix, Inc.	232,652	0.1
3,558	Alpha Metallurgical Resources, Inc.	584,793	0.1
29,021	Aptargroup, Inc.	3,362,373	0.7
15,873 (1)	Arconic Corp.	469,523	0.1
3,641 (1)	ATI, Inc.	161,041	0.0
11,752	Avient Corp.	480,657	0.1
46,578 (1)	Axalta Coating Systems Ltd.	1,528,224	0.3
10,385	Cabot Corp.	694,653	0.2
22,108	Commercial Metals Co.	1,164,207	0.3
26,298 (1)	Constellium SE	452,326	0.1
6,868 (1)	Ecovyst, Inc.	78,707	0.0

See Accompanying Notes to Financial Statements

VY® JPMorgan Small Cap	PORTFOLIO OF INVESTMENTS
Core Equity Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials (continued)
2,969	Greif, Inc. - Class A	$204,534	0.0
7,734	HB Fuller Co.	553,058	0.1
7,141 (1)	Ingevity Corp.	415,321	0.1
7,147 (1)(2)	Livent Corp.	196,042	0.0
3,477	Louisiana-Pacific Corp.	260,706	0.1
2,725	Minerals Technologies, Inc.	157,205	0.0
22,064 (1)	O-I Glass, Inc.	470,625	0.1
1,754	Olympic Steel, Inc.	85,946	0.0
52,062	Orion SA	1,104,756	0.2
188,721 (1)	Perimeter Solutions SA	1,160,634	0.3
14,403	Quaker Chemical Corp.	2,807,145	0.6
5,400	Ryerson Holding Corp.	234,252	0.1
4,587	Schnitzer Steel Industries, Inc.	137,564	0.0
3,701 (1)	Summit Materials, Inc.	140,083	0.0
8,664	SunCoke Energy, Inc.	68,186	0.0
24,600	Tronox Holdings PLC	312,666	0.1
		17,517,879	3.7
	Real Estate: 5.7%
25,999	Agree Realty Corp.	1,700,075	0.4
55,159	Apple Hospitality REIT, Inc.	833,452	0.2
6,069	Armada Hoffler Properties, Inc.	70,886	0.0
65,900	Brandywine Realty Trust	306,435	0.1
16,406	Broadstone Net Lease, Inc.	253,309	0.1
24,861	CareTrust REIT, Inc.	493,739	0.1
4,754	Community Healthcare Trust, Inc.	156,977	0.0
15,694	Corporate Office Properties Trust SBI MD	372,732	0.1
53,050	CubeSmart	2,369,213	0.5
193,297 (1)	Cushman & Wakefield PLC	1,581,169	0.3
32,362	DiamondRock Hospitality Co.	259,220	0.1
17,988	EastGroup Properties, Inc.	3,122,717	0.7
4,575	Equity Commonwealth	92,690	0.0
8,316	Essential Properties Realty Trust, Inc.	195,759	0.0
4,364	First Industrial Realty Trust, Inc.	229,721	0.1
9,700 (1)	Forestar Group, Inc.	218,735	0.0
4,725	Global Medical REIT, Inc.	43,139	0.0
2,709	Innovative Industrial Properties, Inc.	197,784	0.0
25,074	Kite Realty Group Trust	560,153	0.1
25,483	LXP Industrial Trust	248,459	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate (continued)
6,703	National Storage Affiliates Trust	$233,465	0.1
58,444	NNN REIT, Inc.	2,500,819	0.5
135,278	Outfront Media, Inc.	2,126,570	0.5
20,024 (2)	Phillips Edison & Co., Inc.	682,418	0.1
48,631	Physicians Realty Trust	680,348	0.1
28,951	Piedmont Office Realty Trust, Inc.	210,474	0.0
9,208	Plymouth Industrial REIT, Inc.	211,968	0.0
13,726	PotlatchDeltic Corp.	725,419	0.2
30,000	Retail Opportunity Investments Corp.	405,300	0.1
47,697	RLJ Lodging Trust	489,848	0.1
18,000	RPT Realty	188,100	0.0
38,668	Ryman Hospitality Properties	3,593,031	0.8
33,410	SITE Centers Corp.	441,680	0.1
16,251 (2)	STAG Industrial, Inc.	583,086	0.1
6,032	Terreno Realty Corp.	362,523	0.1
13,092	UMH Properties, Inc.	209,210	0.0
2,960	Xenia Hotels & Resorts, Inc.	36,438	0.0
		26,987,061	5.7
	Utilities: 2.4%
7,637	American States Water Co.	664,419	0.1
4,242	Chesapeake Utilities Corp.	504,798	0.1
5,986	Clearway Energy, Inc.-Class A	161,622	0.0
22,781	Clearway Energy, Inc.-Class C	650,625	0.1
5,200	Idacorp, Inc.	533,520	0.1
9,495	MGE Energy, Inc.	751,150	0.2
9,509	New Jersey Resources Corp.	448,825	0.1
7,285	Northwest Natural Holding Co.	313,619	0.1
48,873	NorthWestern Corp.	2,774,032	0.6
7,762	ONE Gas, Inc.	596,199	0.1
77,549	Portland General Electric Co.	3,631,620	0.8
12,092	Unitil Corp.	613,185	0.1
		11,643,614	2.4
	Total Common Stock
	(Cost $435,160,241)	461,600,678	97.1

See Accompanying Notes to Financial Statements

VY® JPMorgan Small Cap	PORTFOLIO OF INVESTMENTS
Core Equity Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
RIGHTS: —%
Health Care: —%
28,260 (1)(3)(4)	Aduro Biotech, Inc. - CVR	$—	—
Total Rights
	(Cost $—)	—	—
	Total Long-Term Investments (Cost $435,160,241)	461,600,678	97.1

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.2%
	Repurchase Agreements: 1.6%
1,780,424 (5)	Bank of America Inc., Repurchase Agreement dated 06/30/23, 5.06%, due 07/03/23 (Repurchase Amount $1,781,164, collateralized by various U.S. Government Agency Obligations, 2.000%-6.500%, Market Value plus accrued interest $1,816,032, due 04/01/35-09/01/61)	1,780,424	0.4
326,715 (5)	Citigroup, Inc., Repurchase Agreement dated 06/30/23, 5.07%, due 07/03/23 (Repurchase Amount $326,851, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $333,249, due 10/31/24-08/20/67)	326,715	0.0
1,780,424 (5)	HSBC Securities USA, Repurchase Agreement dated 06/30/23, 5.06%, due 07/03/23 (Repurchase Amount $1,781,164, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $1,816,033, due 08/15/23-11/15/57)	1,780,424	0.4
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,780,424 (5)	Jefferies LLC, Repurchase Agreement dated 06/30/23, 5.17%, due 07/03/23 (Repurchase Amount $1,781,181, collateralized by various U.S. Government Agency Obligations, 0.000%-5.050%, Market Value plus accrued interest $1,816,037, due 07/28/23-06/21/28)	$1,780,424	0.4
1,780,424 (5)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/23, 5.06%, due 07/03/23 (Repurchase Amount $1,781,164, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,816,032, due 07/31/23-05/20/53)	1,780,424	0.4
	Total Repurchase Agreements (Cost $7,448,411)	7,448,411	1.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.6%
12,489,597 (6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.990% (Cost $12,489,597)	12,489,597	2.6
	Total Short-Term Investments (Cost $19,938,008)	19,938,008	4.2
	Total Investments in Securities (Cost $455,098,249)	$481,538,686	101.3
	Liabilities in Excess of Other Assets	(6,144,567)	(1.3)
	Net Assets	$475,394,119	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

See Accompanying Notes to Financial Statements

VY® JPMorgan Small Cap	PORTFOLIO OF INVESTMENTS
Core Equity Portfolio	as of June 30, 2023 (Unaudited) (continued)

(1)
Non-income producing security.

(2)
Security, or a portion of the security, is on loan.

(3)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(4)
Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2023, the Portfolio held restricted securities with a fair value of $— or 0.0% of net assets. Please refer to the table below for additional details.
(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(6)
Rate shown is the 7-day yield as of June 30, 2023.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Common Stock*	$461,600,678	$—	$—	$461,600,678
Rights	—	—	—	—
Short-Term Investments	12,489,597	7,448,411	—	19,938,008
Total Investments, at fair value	$474,090,275	$7,448,411	$—	$481,538,686
Other Financial Instruments+
Futures	$18,960	$—	$—	$18,960
Total Assets	$474,109,235	$7,448,411	$—	$481,557,646

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2023, VY® JPMorgan Small Cap Core Equity Portfolio held the following restricted securities:
Security	Acquisition Date	Acquisition Cost	Fair Value
Aduro Biotech, Inc. - CVR	10/6/2020	$—	$—
		$—	$—
At June 30, 2023, the following futures contracts were outstanding for VY® JPMorgan Small Cap Core Equity Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	28	09/15/23	$2,665,180	$18,960
			$2,665,180	$18,960
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2023 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$18,960
Total Asset Derivatives		$18,960

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

See Accompanying Notes to Financial Statements

VY® JPMorgan Small Cap	PORTFOLIO OF INVESTMENTS
Core Equity Portfolio	as of June 30, 2023 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2023 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$210,558
Total	$210,558
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$52,486
Total	$52,486
At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $459,905,388.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$68,157,477
Gross Unrealized Depreciation	(46,505,218)
Net Unrealized Appreciation	$21,652,259
See Accompanying Notes to Financial Statements

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
VPSAR-VIT2AISS2   (0623-082123)

Semi-Annual Report

June 30, 2023

Voya Investors Trust

■	VY® BlackRock Inflation Protected Bond Portfolio Classes ADV, I and S

Voya Variable Insurance Trust

■	VY® BrandywineGLOBAL – Bond Portfolio

Effective January 24, 2023, the U.S. Securities and Exchange Commission adopted rule and form amendments to require mutual funds to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information deemed important for investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

E-Delivery Sign-up — details inside INVESTMENT MANAGEMENT voyainvestments.com

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

(THIS PAGE INTENTIONALLY LEFT BLANK)

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2023*	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2023*
VY® BlackRock Inflation Protected Bond Portfolio
Class ADV	$1,000.00	$1,021.60	1.19%	$5.96	$1,000.00	$1,018.89	1.19%	$5.96
Class I	1,000.00	1,023.60	0.59	2.96	1,000.00	1,021.87	0.59	2.96
Class S	1,000.00	1,023.70	0.84	4.21	1,000.00	1,020.63	0.84	4.21
VY® Brandywine
GLOBAL-Bond Portfolio	$1,000.00	$1,029.10	0.56%	$2.82	$1,000.00	$1,022.02	0.56%	$2.81

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

1

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2023 (Unaudited)

	VY® BlackRock Inflation Protected Bond Portfolio	VY® Brandywine GLOBAL- Bond Portfolio
ASSETS:
Investments in securities at fair value*	$244,060,464	$211,493,897
Short-term investments at fair value†	10,983,561	3,370,433
Cash pledged for centrally cleared swaps (Note 2)	2,903,000	—
Foreign currencies at value‡	74,745	—
Receivables:
Investment securities sold	1,934,852	—
Investment securities sold on a delayed-delivery or when-issued basis	11,252,695	—
Fund shares sold	1,621,756	47,876
Dividends	21,463	19,259
Interest	1,190,988	1,523,180
Variation margin on futures contracts	—	1,998,342
Variation margin on centrally cleared swaps	83,370	—
Unrealized appreciation on forward foreign currency contracts	5,257	—
Unrealized appreciation on OTC swap agreements	370,799	—
Prepaid expenses	41	42
Other assets	17,490	6,239
Total assets	274,520,481	218,459,268
LIABILITIES:
Income distribution payable	1,026,411	—
Payable for investment securities purchased	2,963,170	—
Payable for investment securities purchased on a delayed-delivery or when-issued basis	21,905,096	—
Payable for fund shares redeemed	29,994	85,075
Sales commitments^^^	4,262,989	—
Unrealized depreciation on forward foreign currency contracts	33,976	—
Variation margin payable on futures contracts	203,355	—
Cash received as collateral for OTC derivatives (Note 2)	310,000	—
Payable for investment management fees	98,350	89,906
Payable for distribution and shareholder service fees	46,420	—
Payable to trustees under the deferred compensation plan (Note 6)	17,490	6,239
Payable for trustee fees	626	625
Other accrued expenses and liabilities	121,177	82,279
Written options, at fair value^	1,504,234	—
Total liabilities	32,523,288	264,124
NET ASSETS	$241,997,193	$218,195,144
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$329,270,992	$243,254,125
Total distributable loss	(87,273,799)	(25,058,981)
NET ASSETS	$241,997,193	$218,195,144
_____________
* Cost of investments in securities	$264,915,217	$216,164,029
† Cost of short-term investments	$10,983,264	$3,370,433
‡ Cost of foreign currencies	$74,597	$—
^ Premiums received on written options	$582,896	$—
^^^ Proceeds receivable from sales commitments	$4,274,675	$—

See Accompanying Notes to Financial Statements

2

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2023 (Unaudited) (continued)

	VY® BlackRock Inflation Protected Bond Portfolio	VY® Brandywine GLOBAL- Bond Portfolio
Class ADV
Net assets	$42,056,691	n/a
Shares authorized	unlimited	n/a
Par value	$0.001	n/a
Shares outstanding	4,774,239	n/a
Net asset value and redemption price per share	$8.81	n/a
Class I
Net assets	$76,636,838	n/a
Shares authorized	unlimited	n/a
Par value	$0.001	n/a
Shares outstanding	8,348,274	n/a
Net asset value and redemption price per share	$9.18	n/a
Class S
Net assets	$123,303,664	n/a
Shares authorized	unlimited	n/a
Par value	$0.001	n/a
Shares outstanding	13,541,716	n/a
Net asset value and redemption price per share	$9.11	n/a
Portfolio(1)
Net assets	n/a	$218,195,144
Shares authorized	n/a	unlimited
Par value	n/a	$0.001
Shares outstanding	n/a	22,835,379
Net asset value and redemption price per share	n/a	$9.56

(1)	Portfolio does not have a share class designation.

See Accompanying Notes to Financial Statements

3

STATEMENTS OF OPERATIONS for the Six Months Ended June 30, 2023 (Unaudited)

	VY® BlackRock Inflation Protected Bond Portfolio	VY® Brandywine GLOBAL-Bond Portfolio
INVESTMENT INCOME:
Dividends	$108,020	$130,825
Interest	5,190,634 (1)	5,250,276
Other	599	608
Total investment income	5,299,253	5,381,709
EXPENSES:
Investment management fees	669,868	619,080
Distribution and shareholder service fees:
Class ADV	126,577	—
Class S	161,697	—
Transfer agent fees:		701
Class ADV	5,560	—
Class I	10,089	—
Class S	17,048	—
Shareholder reporting expense	5,430	1,629
Professional fees	22,625	23,530
Custody and accounting expense	49,775	36,200
Trustee fees	3,128	3,125
Miscellaneous expense	9,795	8,096
Interest expense	444	—
Total expenses	1,082,036	692,361
Waived and reimbursed fees	(62,030)	—
Net expenses	1,020,006	692,361
Net investment income	4,279,247	4,689,348
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(7,231,428)	(12,052,390)
Forward foreign currency contracts	(7,905)	—
Foreign currency related transactions	(26,421)	—
Futures	1,123,523	322,500
Swaps	616,560	—
Written options	239,774	—
Net realized loss	(5,285,897)	(11,729,890)
Net change in unrealized appreciation (depreciation) on:
Investments	9,197,125	16,841,371
Forward foreign currency contracts	(18,112)	—
Foreign currency related transactions	(5,533)	—
Futures	(920,584)	(1,689,798)
Swaps	(400,230)	—
Written options	(971,010)	—
Sales commitments	(27,968)	—
Net change in unrealized appreciation (depreciation)	6,853,688	15,151,573
Net realized and unrealized gain	1,567,791	3,421,683
Increase in net assets resulting from operations	$5,847,038	$8,111,031

(1)	Includes net inflationary and deflationary adjustments. See Note 2 of the Notes to Financial Statements.

See Accompanying Notes to Financial Statements

4

STATEMENTS OF CHANGES IN NET ASSETS

	VY® BlackRock Inflation Protected Bond Portfolio		VY® BrandywineGLOBAL- Bond Portfolio
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
FROM OPERATIONS:
Net investment income	$4,279,247	$11,610,939	$4,689,348	$4,766,216
Net realized gain (loss)	(5,285,897)	114,756	(11,729,890)	(16,480,642)
Net change in unrealized appreciation (depreciation)	6,853,688	(52,631,376)	15,151,573	(26,396,665)
Increase (decrease) in net assets resulting from operations	5,847,038	(40,905,681)	8,111,031	(38,111,091)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):				(17,111,781)
Class ADV	(663,539)	(1,666,644)	—	—
Class I	(1,381,408)	(3,241,222)	—	—
Class S	(2,153,107)	(5,726,059)	—	—
Return of capital:
Class ADV	—	(251,719)	—	—
Class I	—	(413,119)	—	—
Class S	—	(766,743)	—	—
Total distributions	(4,198,054)	(12,065,506)	—	(17,111,781)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	9,518,241	37,100,330	20,815,335	84,693,352
Reinvestment of distributions	3,171,643	12,065,506	—	17,111,781
	12,689,884	49,165,836	20,815,335	101,805,133
Cost of shares redeemed	(26,557,826)	(66,619,636)	(77,045,697)	(123,596,753)
Net decrease in net assets resulting from capital share transactions	(13,867,942)	(17,453,800)	(56,230,362)	(21,791,620)
Net decrease in net assets	(12,218,958)	(70,424,987)	(48,119,331)	(77,014,492)
NET ASSETS:
Beginning of year or period	254,216,151	324,641,138	266,314,475	343,328,967
End of year or period	$241,997,193	$254,216,151	$218,195,144	$266,314,475

See Accompanying Notes to Financial Statements

5

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
VY® BlackRock Inflation Protected Bond Portfolio
Class ADV
06-30-23+	8.76	0.14	•	0.05	0.19	0.14	—	—	0.14	—	8.81	2.16	1.24	1.19	1.19	3.08	42,057	78
12-31-22	10.51	0.35	•	(1.73)	(1.38)	0.32	—	0.05	0.37	—	8.76	(13.34)	1.23	1.18	1.18	3.70	43,212	231
12-31-21	10.28	0.22	•	0.24	0.46	0.23	—	—	0.23	—	10.51	4.54	1.22	1.18	1.18	2.14	56,857	156
12-31-20	9.42	0.05	•	0.95	1.00	0.08	—	0.06	0.14	—	10.28	10.65	1.26	1.22	1.22	0.52	47,352	87
12-31-19	8.93	0.11		0.56	0.67	0.18	—	—	0.18	—	9.42	7.53	1.20	1.16	1.16	1.23	44,885	72
12-31-18	9.30	0.14		(0.36)	(0.22)	0.15	—	—	0.15	—	8.93	(2.39)	1.18	1.14	1.14	1.47	44,035	63
Class I
06-30-23+	9.13	0.17	•	0.05	0.22	0.17	—	—	0.17	—	9.18	2.36	0.64	0.59	0.59	3.70	76,637	78
12-31-22	10.94	0.42	•	(1.79)	(1.37)	0.39	—	0.05	0.44	—	9.13	(12.74)	0.63	0.58	0.58	4.27	77,275	231
12-31-21	10.68	0.30	•	0.25	0.55	0.29	—	—	0.29	—	10.94	5.25	0.62	0.58	0.58	2.75	94,962	156
12-31-20	9.78	0.12		0.97	1.09	0.13	—	0.06	0.19	—	10.68	11.15	0.66	0.62	0.62	1.11	92,767	87
12-31-19	9.26	0.18		0.57	0.75	0.23	—	—	0.23	—	9.78	8.21	0.60	0.56	0.56	1.98	88,759	72
12-31-18	9.66	0.20	•	(0.37)	(0.17)	0.23	—	—	0.23	—	9.26	(1.75)	0.58	0.54	0.54	2.14	40,731	63
Class S
06-30-23+	9.05	0.16	•	0.06	0.22	0.16	—	—	0.16	—	9.11	2.37	0.89	0.84	0.84	3.42	123,304	78
12-31-22	10.85	0.40	•	(1.79)	(1.39)	0.36	—	0.05	0.41	—	9.05	(13.03)	0.88	0.83	0.83	4.06	133,729	231
12-31-21	10.60	0.26	•	0.26	0.52	0.27	—	—	0.27	—	10.85	4.94	0.87	0.83	0.83	2.48	172,822	156
12-31-20	9.70	0.09		0.97	1.06	0.10	—	0.06	0.16	—	10.60	10.95	0.91	0.87	0.87	0.86	159,383	87
12-31-19	9.18	0.15		0.58	0.73	0.21	—	—	0.21	—	9.70	8.01	0.85	0.81	0.81	1.57	144,313	72
12-31-18	9.57	0.17		(0.36)	(0.19)	0.20	—	—	0.20	—	9.18	(2.04)	0.83	0.79	0.79	1.83	153,793	63
VY® BrandywineGLOBAL- Bond Portfolio
06-30-23+	9.29	0.18	•	0.09	0.27	—	—	—	—	—	9.56	2.91	0.56	0.56	0.56	3.76	218,195	71
12-31-22	11.22	0.16	•	(1.45)	(1.29)	0.11	0.53	—	0.64	—	9.29	(11.89)	0.55	0.56	0.56	1.60	266,314	184
12-31-21	12.03	0.10	•	0.04	0.14	0.19	0.76	—	0.95	—	11.22	1.15	0.54	0.58	0.58	0.84	343,329	57
12-31-20	10.51	0.22	•	1.59	1.81	0.21	0.08	—	0.29	—	12.03	17.47	0.56	0.58	0.58	1.92	318,665	134
12-31-19	9.73	0.25	•	0.73	0.98	0.20	—	—	0.20	—	10.51	10.12	0.61	0.58	0.58	2.48	182,892	449
12-31-18	10.12	0.26	•	(0.43)	(0.17)	0.22	—	—	0.22	—	9.73	(1.65)	0.71	0.58	0.58	2.61	194,159	457

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

6

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Investors Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and was organized as a Massachusetts business trust on August 3, 1988. Voya Investors Trust currently consists of twenty-two active separate investment series. The one series included in this report is: VY® BlackRock Inflation Protected Bond Portfolio (“BlackRock Inflation Protected Bond”), a diversified series of Voya Investors Trust.

Voya Variable Insurance Trust is registered under the 1940 Act as an open-end management investment company and was organized as a Delaware statutory trust on July 15, 1999. Voya Variable Insurance Trust consists of one active investment series which is included in this report: VY® BrandywineGLOBAL – Bond Portfolio (“Bond Portfolio”), a diversified series of Voya Variable Insurance Trust.

Voya Investors Trust and Voya Variable Insurance Trust are collectively referred to as the “Trusts.” BlackRock Inflation Protected Bond and Bond Portfolio are each, a “Portfolio” and together, the “Portfolios.” The investment objective of the Portfolios is described in each Portfolio’s Prospectus.

The classes of shares included in this report for BlackRock Inflation Protected Bond are: Adviser (“Class ADV”), Institutional (“Class I”), and Service (“Class S”). With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any. Bond Portfolio does not have a share class designation.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

7

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Portfolio assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Portfolio’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Portfolio’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

The Portfolios’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the portfolio can access at the reporting date.

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 – unobservable inputs (including the portfolio’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Portfolio’s investments under these levels of classification is included within each Portfolio of Investments.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-advisers’ or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign

8

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of their results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Distributions to Shareholders. Net investment income dividends and net capital gain distributions, if any, for Bond Portfolio are declared and paid annually. For BlackRock Inflation Protected Bond, dividends from net investment income, if any, are declared and paid monthly and distributions of net capital gains, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Risk Exposures and the Use of Derivative Instruments. The Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

9

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk As of the date of this report, the United States experiences a rising market interest rate environment, which may increase a Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.

Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”) with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives

10

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

At June 30, 2023, the maximum amount of loss that BlackRock Inflation Protected Bond would incur if the counterparties to its derivative transactions failed to perform would be $376,056 which represents the gross payments to be received by the Portfolio on forward foreign currency contracts, and OTC interest rate swaps were they to be unwound as of June 30, 2023. At June 30, 2023, BlackRock Inflation Protected Bond had received $310,000 in cash collateral from certain counterparties.

Each Portfolio has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between a Portfolio and its derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

At June 30, 2023, BlackRock Inflation Protected Bond had a liability position of $451,335 on forward foreign currency contracts and OTC written options with credit related contingent features. If a contingent feature would have been triggered as of June 30, 2023, the Portfolio could have been required to pay this amount in cash to its counterparties. At June 30, 2023, BlackRock Inflation Protected Bond had not pledged any cash collateral for its open OTC derivative transactions.

H. Forward Foreign Currency Contracts. A Portfolio may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated investment securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented within the Portfolio of Investments.

For the six months ended June 30, 2023, BlackRock Inflation Protected Bond had entered into forward foreign currency contracts with the obligation to buy and sell specified foreign currencies in the future at a currently

11

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

negotiated forward rate in order to increase or decrease exposure to foreign exchange rate risk. The Portfolio uses forward foreign currency contracts primarily to protect any non-U.S. dollar-denominated holdings from adverse currency movements and to gain exposure to currencies for the purposes of risk management or enhanced return.

During the six months ended June 30, 2023, BlackRock Inflation Protected Bond had average contract amounts of $2,231,379 and $4,275,610 on forward foreign currency contracts purchased and sold, respectively. Please refer to the tables within the Portfolio of Investments for open forward foreign currency contracts at June 30, 2023.

I. Futures Contracts. Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when a Portfolio’s assets are valued.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and included within Cash collateral for futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table within the Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of a Portfolio’s securities. With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. During the six months ended June 30, 2023, BlackRock Inflation Protected Bond and Bond Portfolio had purchased and sold futures contracts on various bonds and notes as part of their duration strategy. During the six months ended June 30, 2023, the following Portfolios had average notional values on futures contracts purchased and sold as disclosed below:

	Purchased	Sold
BlackRock Inflation Protected Bond	$98,016,411	$50,998,128
Bond Portfolio	80,410,407	—

Please refer to the tables within Portfolio of Investments for open futures contracts for the Portfolios at June 30, 2023.

At June 30, 2023, BlackRock Inflation Protected Bond had pledged U.S. Treasuries with an original par value of $1,320,000 as collateral for open futures contracts.

J. Options Contracts. The Portfolios may purchase put and call options and may write (sell) put options and covered call options. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as a liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that a Portfolio gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that a Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that a Portfolio pays a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

12

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

During the six months ended June 30, 2023, BlackRock Inflation Protected Bond had purchased and written exchange-traded options contracts to manage its duration strategy and to generate income. BlackRock Inflation Protected Bond had average notional values of $116,491,606 and $121,381,258, respectively, on purchased and written exchange-traded options contracts. Please refer to the tables within the Portfolio of Investments for open purchased and written options on exchange-traded options contracts at June 30, 2023.

During the six months ended June 30, 2023, BlackRock Inflation Protected Bond had purchased and written interest rate swap options (“swaptions”) to manage its duration strategy and to generate income. BlackRock Inflation Protected Bond had average notional values of $85,197,572 and $53,924,989, respectively, on purchased and written interest rate swaptions. Please refer to the tables within the Portfolio of Investments for open written interest rate swaptions at June 30, 2023. There were no open purchased interest rate swaptions at June 30, 2023.

During the six months ended June 30, 2023, BlackRock Inflation Protected Bond had purchased and written foreign currency options to manage its foreign exchange exposure. BlackRock Inflation Protected Bond had an average notional value of $3,147,164 and $3,147,164, respectively, on purchased and written foreign currency options. There were no open purchased or written foreign currency options at June 30, 2023.

K. Swap Agreements. The Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).

The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in market value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. The Portfolios may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported within the Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on the Statements of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments paid or received by a Portfolio when entering into the agreements are reported on the Statements of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statements of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statements of Operations.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and a Portfolio’s counterparty on the swap agreement becomes the CCP. A Portfolio is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on the Statements of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).

Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk- related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/ performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

During the period ended June 30, 2023, BlackRock Inflation Protected Bond sold credit protection on credit default swap indices (“CDX”) with an average notional amount of $1,870,850 to gain additional exposure to the various sectors of the credit market. A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. Please refer to the tables within the Portfolio of Investments for open credit default swaps to sell protection at June 30, 2023.

Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.

For the six months ended June 30, 2023, BlackRock Inflation Protected Bond had entered into interest rate swaps in which they pay a floating interest rate and

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

receive a fixed interest rate (“Long interest rate swap”) in order to increase exposure to interest rate risk. Average notional amount on long interest rate swaps for BlackRock Inflation Protected Bond was $35,280,913.

For the six months ended June 30, 2023, BlackRock Inflation Protected Bond had entered into interest rate swaps in which they pay a fixed interest rate and receives a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. Average notional amount on short interest rate swaps for BlackRock Inflation Protected Bond was $6,580,368.

The Portfolios enter into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the tables within the Portfolio of Investments for BlackRock Inflation Protected Bond for open interest rate swaps at June 30, 2023.

At June 30, 2023, BlackRock Inflation Protected Bond pledged $2,903,000 in cash collateral for open centrally cleared swaps.

Inflation-linked Swap Contracts. In an inflation-linked swap, one party pays a fixed interest rate on a notional amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional amount.

For the six months ended June 30, 2023, BlackRock Inflation Protected Bond had entered into inflation-linked swaps in which they pay a floating rate linked to an inflation index and receive a fixed interest rate (“Long inflation-linked swap”). Average notional amount on long inflation-linked swaps for BlackRock Inflation Protected Bond was $2,729,346.

For the six months ended June 30, 2023, BlackRock Inflation Protected Bond had entered into inflation-linked swaps in which it pays a fixed interest rate and receives a floating rate linked to an inflation index (“Short inflation-linked swap”). Average notional amount on short inflation linked-bonds was $123,631,426.

BlackRock Inflation Protected Bond used inflation-linked swaps as part of their inflation strategy. Please refer to the tables within the Portfolio of Investments for BlackRock Inflation Protected Bond for open inflation-linked swaps at June 30, 2023.

L. Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included in interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of US Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

M. Securities Lending. Each Portfolio may temporarily loan up to 33 1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.

N. Sales Commitments. Sales commitments involve commitments to sell fixed income securities where the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. A Portfolio will enter into sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of sale commitments are not received until the contractual settlement date. During the time a sale commitment is outstanding, except for delayed delivery transactions, the Portfolio will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price. Unsettled sale commitments are valued at current market value of the underlying securities. If the sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or loss from the sale of the securities, based upon the unit price established at the

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

date the commitment was entered into. Please refer to the table following the Portfolio of Investments for open sales commitments held by BlackRock Inflation Protected Bond at June 30, 2023.

O. Indemnifications. In the normal course of business, the Portfolios may enter into contracts that provide certain indemnifications. The Trusts’ maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2023, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities were as follows:

	Purchases	Sales
BlackRock Inflation Protected Bond	$45,606,422	$56,163,950
Bond Portfolio	3,953,948	41,864,784

U.S. government securities not included above were as follows:

	Purchases	Sales
BlackRock Inflation Protected Bond	$151,114,386	$152,462,068
Bond Portfolio	166,697,097	181,236,368

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolios have entered into investment management agreements (“Management Agreements”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Each Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee
BlackRock Inflation Protected Bond(1)	0.55% on the first $200 million;
0.50% on the next $800 million; and 0.40% thereafter
Bond Portfolio	0.50% on the first $750 million; and 0.48% thereafter

(1)	The Investment Adviser has contractually agreed to waive 0.05% of the management fee. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser has entered into sub-advisory agreements with each sub-adviser. These sub-advisers provide investment advice for the Portfolios and are paid by the Investment Adviser based on the average daily net assets of each Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, the sub-advisers manage each Portfolio’s assets in accordance with that Portfolio’s investment objectives, policies, and limitations.

Portfolio	Sub-Adviser
BlackRock Inflation Protected Bond	BlackRock Financial Management, Inc.
Bond Portfolio	Brandywine Global Investment Management, LLC

NOTE 5 — DISTRIBUTION AND SERVICE FEE

Voya Investors Trust has entered into a shareholder service plan (the “Plan”) for the Class S shares of BlackRock Inflation Protected Bond. The Plan compensates the Distributor for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S shares. Under the Plan, the Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S shares.

Class ADV shares of BlackRock Inflation Protected Bond have a shareholder service and distribution plan. The Portfolio pays the Distributor a shareholder service fee of 0.25% and a distribution fee of 0.35% of the Portfolio’s average daily net assets attributable to Class ADV shares.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2023, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Portfolios:

Subsidiary/Affiliated Investment Company	Portfolio	Percentage
Voya Institutional Trust Company	BlackRock Inflation Protected Bond	18.62%
Voya Solution 2025 Portfolio	BrandywineGLOBAL – Bond	13.64
Voya Solution 2035 Portfolio	BrandywineGLOBAL – Bond	9.44
Voya Solution Income Portfolio	BrandywineGLOBAL – Bond	10.03
Voya Solution Moderately Aggressive Portfolio	BrandywineGLOBAL – Bond	7.92

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the trustee under the DC Plan, the

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect a Portfolio’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2023, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:

Portfolio	Amount
BlackRock Inflation Protected Bond	$32,145
Bond Portfolio	—

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into written expense limitation agreements (“Expense Limitation Agreements”) with the below Portfolios, whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:

Portfolio	Maximum Operating Expense Limit (as a percentage of net assets)
BlackRock Inflation Protected Bond	Class ADV: 1.23%
Class I: 0.63%
Class S: 0.88%
Bond Portfolio	0.58%

With the exception of the non-recoupable management fee waiver for BlackRock Inflation Protected Bond, the Investment Adviser may, at a later date, recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above.

Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of June 30, 2023 the Portfolios did not have any amount of waived and/or reimbursed fees that would be subject to possible recoupment.

The Expense Limitation Agreements are contractual through May 1, 2024 and shall renew automatically for one-year terms. Termination or modification of these obligations requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective June 12, 2023, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 10, 2024. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 12, 2023, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 12, 2023.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Portfolio utilized the line of credit during the six months ended June 30, 2023:

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
BlackRock Inflation Protected Bond	5	$599,400	5.33%

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
BlackRock Inflation Protected Bond
Class ADV
6/30/2023	274,777	—	54,844	(486,179)	(156,558)	2,457,298	—	492,564	(4,342,336)	(1,392,474)
12/31/2022	742,141	—	201,639	(1,424,707)	(480,927)	7,118,548	—	1,918,363	(13,507,332)	(4,470,421)
Class I
6/30/2023	441,310	—	111,643	(672,816)	(119,863)	4,099,645	—	1,044,727	(6,261,038)	(1,116,666)
12/31/2022	1,613,713	—	370,479	(2,199,454)	(215,262)	15,791,074	—	3,654,341	(21,908,961)	(2,463,546)
Class S
6/30/2023	322,734	—	176,031	(1,729,295)	(1,230,530)	2,961,298	—	1,634,352	(15,954,452)	(11,358,802)
12/31/2022	1,396,821	—	661,960	(3,220,032)	(1,161,251)	14,190,708	—	6,492,802	(31,203,343)	(10,519,833)
Bond Portfolio
6/30/2023	2,152,390	—	—	(7,973,413)	(5,821,023)	20,815,335	—	—	(77,045,697)	(56,230,362)
12/31/2022	8,077,848	—	1,724,978	(11,748,216)	(1,945,390)	84,693,352	—	17,111,781	(123,596,753)	(21,791,620)

NOTE 10 — SECURITIES LENDING

Under an agreement with BNY, the Portfolios can lend its securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral must be equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of a Portfolio at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to a Portfolio on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, a Portfolio has the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to a Portfolio in the event a Portfolio is delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a portfolio.

At June 30, 2023, the Portfolios did not have any outstanding securities on loan.

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, futures contracts, paydowns, straddle loss deferrals and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 11 — FEDERAL INCOME TAXES (continued)

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended December 31, 2022			Year Ended December 31, 2021
	Ordinary Income	Long-term Capital Gain	Return of Capital	Ordinary Income	Long-term Capital Gain
BlackRock Inflation Protected Bond	$10,633,925	$—	$1,431,581	$7,800,004	$—
Bond Portfolio	11,934,135	5,177,646	—	24,050,464	3,031,930

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2022 were:

	Undistributed	Unrealized	Capital Loss Carryforwards			Total
	Ordinary Income	Appreciation/ (Depreciation)	Amount	Character	Expiration	Distributable Earnings/(Loss)
BlackRock Inflation Protected Bond	$—	$(30,457,847)	$(7,353,815)	Short-term	None	$(88,922,783)
			(51,111,121)	Long-term	None
			$(58,464,936)
Bond Portfolio	5,046,583	(21,766,110)	(13,101,491)	Short-term	None	(33,170,012)
			(3,348,994)	Long-term	None
			$(16,450,485)

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state (BlackRock Inflation Protected Bond).

As of June 30, 2023, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 12 — LONDON INTERBANK OFFERED RATE (“LIBOR”)

In 2017, the UK Financial Conduct Authority announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. On March 5, 2021, ICE Benchmark Administration, the administrator of LIBOR, stated that non-U.S. dollar LIBOR reference rates and the one-week and two-month LIBOR reference rates ceased to be provided or no longer would be representative immediately after December 31, 2021 and the remaining more commonly used LIBOR settings ceased to be provided or no longer would be representative immediately after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured

Overnight Financing Rate for U.S. Dollar LIBOR and the Sterling Overnight Interbank Average Rate for Sterling LIBOR).

Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on a Portfolio’s existing investments (including, for example, fixed-income investments, senior loans, CLOs and CDOs, and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of a Portfolio; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on a Portfolio.

NOTE 13 — LIQUIDITY

Consistent with Rule 22e-4 under the 1940 Act, the Portfolios have established a liquidity risk management program to govern their approach to managing liquidity risk (the “Program”). The Board has approved the designation of the Portfolios’ Investment Adviser, Voya Investments, as the program administrator (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program and has formed a Liquidity Risk Management Committee (the “Committee”) to assess and review, on an ongoing basis, each Portfolio’s liquidity risk.

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 13 — LIQUIDITY (continued)

The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of liquidity risk factors and the periodic classification (or re-classification, as necessary) of a Portfolio’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee’s assessment of the investments’ liquidity under current market conditions. The Committee also utilizes Portfolio-specific data, including information regarding a Portfolio’s shareholder base, characteristics of its investments, access to borrowing arrangements and historical redemptions to determine whether a Portfolio will be able to meet its redemption obligations in a timely manner.

During the period covered by the annual assessment, January 1, 2022 through December 31, 2022, the Program supported the Portfolios’ ability to honor redemption requests in a timely manner and the Program Administrator’s management of each Portfolio’s liquidity risk, including during any periods of market volatility and net redemptions.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to each Portfolio’s prospectus for more information regarding each Portfolio’s exposure to liquidity risk and other risks.

NOTE 14 — MARKET DISRUPTION

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of a Portfolio’s investments, including beyond a Portfolio’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have recently experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Portfolio’s investments. Any of these occurrences could disrupt the operations of a Portfolio and of a Portfolio’s service providers.

NOTE 15 — OTHER ACCOUNTING PRONOUNCEMENTS

In June 2022, the FASB issued Accounting Standards Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, early adoption is permitted. The amendment was early adopted. Management expects that the adoption of the guidance will not have a material impact on the Portfolios’ financial statements.

NOTE 16 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2023, the Portfolios declared dividends from net investment income of:

	Per Share Amount	Payable Date	Record Date
BlackRock Inflation Protected Bond
Class ADV	$0.0235	August 1, 2023	July 28, 2023
Class I	$0.0280	August 1, 2023	July 28, 2023
Class S	$0.0261	August 1, 2023	July 28, 2023
Bond Portfolio	$0.2094	July 14, 2023	July 12, 2023

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

20

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2023 (UNAUDITED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 21.4%
		Basic Materials: 0.5%
284,000	(1)	Anglo American Capital PLC, 4.500%, 03/15/2028	$270,941	0.1
400,000	(1)	Anglo American Capital PLC, 5.500%, 05/02/2033	391,008	0.2
4,000		Ecolab, Inc., 2.700%, 12/15/2051	2,657	0.0
49,000	(1)	Georgia-Pacific LLC, 0.625%, 05/15/2024	47,022	0.0
144,000	(1)	Glencore Funding LLC, 2.625%, 09/23/2031	116,030	0.1
65,000	(1)	Glencore Funding LLC, 3.875%, 10/27/2027	60,806	0.0
110,000	(1)	Glencore Funding LLC, 5.700%, 05/08/2033	109,206	0.0
100,000		Newmont Corp., 2.600%, 07/15/2032	81,758	0.0
170,000		Nucor Corp., 4.300%, 05/23/2027	165,099	0.1
			1,244,527	0.5

		Communications: 2.2%
145,000		Amazon.com, Inc., 4.700%, 12/01/2032	146,261	0.1
33,000		AT&T, Inc., 2.250%, 02/01/2032	26,222	0.0
180,000		AT&T, Inc., 2.550%, 12/01/2033	141,448	0.1
64,000		AT&T, Inc., 3.500%, 06/01/2041	49,194	0.0
134,000		AT&T, Inc., 3.550%, 09/15/2055	93,907	0.0
177,000		AT&T, Inc., 3.650%, 09/15/2059	123,357	0.1
85,000		AT&T, Inc., 3.850%, 06/01/2060	61,623	0.0
348,000		AT&T, Inc., 4.300%, 02/15/2030	330,495	0.1
330,000		AT&T, Inc., 5.400%, 02/15/2034	330,730	0.1
20,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.850%, 04/01/2061	12,114	0.0
258,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.950%, 06/30/2062	158,957	0.1
Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
588,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 5.750%, 04/01/2048	$503,829	0.2
212,000		Comcast Corp., 2.887%, 11/01/2051	142,257	0.1
216,000		Comcast Corp., 3.400%, 04/01/2030	198,599	0.1
55,000	(1)	Cox Communications, Inc., 3.600%, 06/15/2051	38,556	0.0
155,000		FactSet Research Systems, Inc., 3.450%, 03/01/2032	132,032	0.1
58,000		Meta Platforms, Inc., 5.600%, 05/15/2053	59,610	0.0
158,000		Meta Platforms, Inc., 5.750%, 05/15/2063	163,647	0.1
483,000		Motorola Solutions, Inc., 2.750%, 05/24/2031	395,991	0.2
44,000		Motorola Solutions, Inc., 5.500%, 09/01/2044	41,812	0.0
107,000		Motorola Solutions, Inc., 5.600%, 06/01/2032	106,072	0.1
57,000		Paramount Global, 4.375%, 03/15/2043	40,254	0.0
23,000	(1)	Rogers Communications, Inc., 4.550%, 03/15/2052	18,513	0.0
423,000		Sprint LLC, 7.125%, 06/15/2024	427,164	0.2
69,000		Sprint LLC, 7.875%, 09/15/2023	69,229	0.0
10,000		T-Mobile USA, Inc., 2.050%, 02/15/2028	8,676	0.0
269,000		T-Mobile USA, Inc., 3.750%, 04/15/2027	254,767	0.1
121,000		Verizon Communications, Inc., 1.750%, 01/20/2031	95,508	0.0
478,000		Verizon Communications, Inc., 2.100%, 03/22/2028	420,150	0.2
373,000		Verizon Communications, Inc., 2.355%, 03/15/2032	300,126	0.1
386,000		Verizon Communications, Inc., 2.550%, 03/21/2031	322,398	0.1
97,000		Verizon Communications, Inc., 4.862%, 08/21/2046	88,994	0.0
			5,302,492	2.2

See Accompanying Notes to Financial Statements

21

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2023 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: 0.1%
79,000	General Motors Financial Co., Inc., 2.750%, 06/20/2025	$74,458	0.0
55,000	General Motors Financial Co., Inc., 4.300%, 04/06/2029	50,510	0.0
184,000	Lowe’s Cos, Inc., 1.700%, 09/15/2028	156,060	0.1
		281,028	0.1

	Consumer, Non-cyclical: 2.6%
460,000	AbbVie, Inc., 4.500%, 05/14/2035	437,306	0.2
173,000	Altria Group, Inc., 2.450%, 02/04/2032	135,010	0.1
209,000	Altria Group, Inc., 3.400%, 02/04/2041	146,048	0.1
300,000	Amgen, Inc., 4.050%, 08/18/2029	284,640	0.1
115,000	Amgen, Inc., 5.150%, 03/02/2028	114,979	0.1
121,000	Amgen, Inc., 5.650%, 03/02/2053	122,625	0.1
168,000	Amgen, Inc., 5.750%, 03/02/2063	170,559	0.1
39,000	BAT Capital Corp., 3.984%, 09/25/2050	26,321	0.0
153,000	BAT Capital Corp., 4.540%, 08/15/2047	112,750	0.0
20,000	BAT Capital Corp., 4.758%, 09/06/2049	15,119	0.0
387,000	BAT International Finance PLC, 1.668%, 03/25/2026	348,138	0.1
27,000	Becton Dickinson & Co., 4.693%, 02/13/2028	26,649	0.0
31,000	Boston Scientific Corp., 2.650%, 06/01/2030	27,030	0.0
225,000	CommonSpirit Health, 2.782%, 10/01/2030	189,320	0.1
300,000	CommonSpirit Health, 3.817%, 10/01/2049	228,715	0.1
150,000	Corewell Health Obligated Group, 3.487%, 07/15/2049	114,732	0.0
166,000	CVS Health Corp., 1.300%, 08/21/2027	142,945	0.1
165,000	Elevance Health, Inc., 6.100%, 10/15/2052	180,917	0.1
20,000	Eli Lilly & Co., 4.875%, 02/27/2053	20,558	0.0
20,000	Eli Lilly & Co., 4.950%, 02/27/2063	20,428	0.0
Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
143,000		Equifax, Inc., 5.100%, 06/01/2028	$141,004	0.1
300,000		Franciscan Missionaries of Our Lady Health System, Inc., 3.914%, 07/01/2049	228,312	0.1
287,000		Gilead Sciences, Inc., 2.600%, 10/01/2040	208,065	0.1
23,000		Global Payments, Inc., 2.150%, 01/15/2027	20,461	0.0
302,000		Global Payments, Inc., 2.900%, 05/15/2030	256,249	0.1
427,000		Global Payments, Inc., 3.200%, 08/15/2029	371,470	0.2
119,000		Global Payments, Inc., 4.950%, 08/15/2027	116,043	0.1
306,000	(1)	HCA, Inc., 3.625%, 03/15/2032	265,744	0.1
22,000		HCA, Inc., 5.250%, 04/15/2025	21,731	0.0
307,000		HCA, Inc., 5.375%, 02/01/2025	304,472	0.1
58,000		Humana, Inc., 1.350%, 02/03/2027	50,498	0.0
150,000		Kaiser Foundation Hospitals, 3.002%, 06/01/2051	105,156	0.0
25,000		Merck & Co., Inc., 5.150%, 05/17/2063	25,557	0.0
80,000		Moody’s Corp., 3.100%, 11/29/2061	52,740	0.0
119,000		Moody’s Corp., 4.250%, 08/08/2032	113,166	0.0
175,000		Mount Nittany Medical Center Obligated Group, 3.799%, 11/15/2052	134,664	0.1
85,000		Pfizer Investment Enterprises Pte Ltd., 5.300%, 05/19/2053	88,440	0.0
313,000		Pfizer Investment Enterprises Pte Ltd., 5.340%, 05/19/2063	317,001	0.1
280,000		Philip Morris International, Inc., 4.875%, 02/15/2028	275,960	0.1
4,000		S&P Global, Inc., 3.900%, 03/01/2062	3,311	0.0
54,000		Thermo Fisher Scientific, Inc., 2.000%, 10/15/2031	44,094	0.0
248,000		UnitedHealth Group, Inc., 2.900%, 05/15/2050	173,088	0.1
30,000		Verisk Analytics, Inc., 5.750%, 04/01/2033	31,437	0.0
			6,213,452	2.6

See Accompanying Notes to Financial Statements

22

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2023 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Energy: 3.4%
382,000		BP Capital Markets America, Inc., 4.812%, 02/13/2033	$376,629	0.2
120,000		BP Capital Markets America, Inc., 4.893%, 09/11/2033	118,820	0.1
254,000	(1)	Cameron LNG LLC, 3.302%, 01/15/2035	212,010	0.1
9,000	(1)	Cameron LNG LLC, 3.402%, 01/15/2038	7,507	0.0
108,000		Cenovus Energy, Inc./CA, 3.750%, 02/15/2052	76,561	0.0
273,000		Cheniere Corpus Christi Holdings LLC, 3.700%, 11/15/2029	247,425	0.1
479,000		Cheniere Corpus Christi Holdings LLC, 5.125%, 06/30/2027	471,208	0.2
543,000		Cheniere Energy Partners L.P., 3.250%, 01/31/2032	447,459	0.2
296,000		Cheniere Energy Partners L.P., 4.000%, 03/01/2031	260,951	0.1
248,000		Cheniere Energy Partners L.P., 4.500%, 10/01/2029	227,827	0.1
10,000		Devon Energy Corp., 4.500%, 01/15/2030	9,424	0.0
94,000		Devon Energy Corp., 4.750%, 05/15/2042	79,363	0.0
44,000		Devon Energy Corp., 5.250%, 10/15/2027	43,365	0.0
2,000		Devon Energy Corp., 5.875%, 06/15/2028	1,995	0.0
60,000		Devon Energy Corp., 8.250%, 08/01/2023	60,032	0.0
262,000		Diamondback Energy, Inc., 3.125%, 03/24/2031	224,548	0.1
417,000		Diamondback Energy, Inc., 3.250%, 12/01/2026	392,004	0.2
905,000		Diamondback Energy, Inc., 3.500%, 12/01/2029	815,441	0.3
116,000		Enbridge, Inc., 5.700%, 03/08/2033	117,646	0.1
17,000		Energy Transfer L.P., 3.900%, 05/15/2024	16,717	0.0
105,000		Energy Transfer L.P., 4.000%, 10/01/2027	98,405	0.0
306,000		Energy Transfer L.P., 5.000%, 05/15/2050	258,765	0.1
579,000		Energy Transfer L.P., 5.500%, 06/01/2027	576,246	0.2
162,000		Energy Transfer L.P., 5.750%, 02/15/2033	163,283	0.1
106,000		Energy Transfer L.P., 6.250%, 04/15/2049	103,641	0.1
115,000		Enterprise Products Operating LLC, 3.300%, 02/15/2053	82,208	0.0
140,000	(1)	EQT Corp., 3.125%, 05/15/2026	128,848	0.1
79,000	(1)	EQT Corp., 3.625%, 05/15/2031	68,060	0.0
46,000		EQT Corp., 3.900%, 10/01/2027	42,569	0.0
264,000		Kinder Morgan, Inc., 3.600%, 02/15/2051	183,363	0.1
25,000		MPLX L.P., 5.650%, 03/01/2053	23,397	0.0
Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
96,000	(1)	NGPL PipeCo LLC, 3.250%, 07/15/2031	$79,248	0.0
46,000		Occidental Petroleum Corp., 6.450%, 09/15/2036	47,275	0.0
79,000		Occidental Petroleum Corp., 7.875%, 09/15/2031	88,183	0.0
75,000		Pioneer Natural Resources Co., 5.100%, 03/29/2026	74,575	0.0
353,000		Sabine Pass Liquefaction LLC, 5.000%, 03/15/2027	347,672	0.2
129,000		Targa Resources Corp., 4.200%, 02/01/2033	114,284	0.1
27,000		Targa Resources Corp., 6.500%, 02/15/2053	27,601	0.0
240,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.875%, 02/01/2031	222,068	0.1
56,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 6.875%, 01/15/2029	57,169	0.0
438,000	(1)	Texas Eastern Transmission L.P., 3.500%, 01/15/2028	405,440	0.2
782,000		Transcontinental Gas Pipe Line Co. LLC, 7.850%, 02/01/2026	819,101	0.3
35,000		Western Midstream Operating L.P., 6.150%, 04/01/2033	35,324	0.0
20,000		Williams Cos, Inc./The, 5.300%, 08/15/2052	18,468	0.0
			8,272,125	3.4

		Financial: 6.7%
10,000		American Tower Corp., 2.100%, 06/15/2030	8,090	0.0
189,000		American Tower Corp., 3.550%, 07/15/2027	175,294	0.1
307,000		American Tower Corp., 3.800%, 08/15/2029	280,445	0.1
140,000		American Tower Corp., 5.550%, 07/15/2033	141,091	0.1
444,000		American Tower Corp., 5.650%, 03/15/2033	450,657	0.2
484,000		Aon Corp., 2.800%, 05/15/2030	419,427	0.2
217,000		Aon Corp. / Aon Global Holdings PLC, 5.350%, 02/28/2033	218,759	0.1
25,000	(2)	Bank of America Corp., 1.898%, 07/23/2031	19,920	0.0
838,000	(2)	Bank of America Corp., 2.299%, 07/21/2032	670,497	0.3
1,064,000	(2)	Bank of America Corp., 2.551%, 02/04/2028	961,119	0.4
193,000	(2)	Bank of America Corp., 2.572%, 10/20/2032	157,273	0.1
88,000	(2)	Bank of America Corp., 2.687%, 04/22/2032	72,966	0.0
300,000	(2)	Bank of America Corp., 3.974%, 02/07/2030	278,003	0.1
195,000	(2)	Bank of America Corp., 5.202%, 04/25/2029	192,991	0.1

See Accompanying Notes to Financial Statements

23

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2023 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
106,000	(2)	Bank of America Corp., 5.288%, 04/25/2034	$105,062	0.0
444,000	(2)	Bank of America Corp., 5.501%, 06/14/2024	443,402	0.2
15,000	(2)	Capital One Financial Corp., 2.359%, 07/29/2032	10,601	0.0
184,000	(2)	Capital One Financial Corp., 3.273%, 03/01/2030	156,421	0.1
26,000	(2)	Capital One Financial Corp., 5.817%, 02/01/2034	24,818	0.0
31,000	(2)	Citigroup, Inc., 0.776%, 10/30/2024	30,457	0.0
302,000	(2)	Citigroup, Inc., 2.666%, 01/29/2031	255,759	0.1
31,000	(2)	Citigroup, Inc., 2.976%, 11/05/2030	26,889	0.0
72,000	(1)	Corebridge Global Funding, 0.450%, 12/08/2023	70,347	0.0
260,000		Credit Suisse AG/New York NY, 3.700%, 02/21/2025	248,616	0.1
300,000		Credit Suisse AG/New York NY, 7.500%, 02/15/2028	318,970	0.1
326,000		Crown Castle, Inc., 2.100%, 04/01/2031	261,125	0.1
247,000		Crown Castle, Inc., 2.250%, 01/15/2031	201,535	0.1
55,000		Crown Castle, Inc., 2.900%, 03/15/2027	50,383	0.0
27,000		Crown Castle, Inc., 3.150%, 07/15/2023	26,967	0.0
310,000		Crown Castle, Inc., 3.800%, 02/15/2028	289,255	0.1
609,000		Crown Castle, Inc., 5.100%, 05/01/2033	598,911	0.3
27,000		Equinix, Inc., 2.150%, 07/15/2030	21,854	0.0
435,000		Equinix, Inc., 3.200%, 11/18/2029	382,457	0.2
477,000		GLP Capital L.P. / GLP Financing II, Inc., 3.250%, 01/15/2032	385,623	0.2
30,000		GLP Capital L.P. / GLP Financing II, Inc., 4.000%, 01/15/2031	25,964	0.0
189,000		GLP Capital L.P. / GLP Financing II, Inc., 5.300%, 01/15/2029	180,127	0.1
141,000	(2)	Goldman Sachs Group, Inc./ The, 1.757%, 01/24/2025	137,313	0.1
453,000	(2)	Goldman Sachs Group, Inc./ The, 1.992%, 01/27/2032	356,792	0.2
32,000	(2)	Goldman Sachs Group, Inc./ The, 2.615%, 04/22/2032	26,253	0.0
295,000	(2)	Goldman Sachs Group, Inc./ The, 2.640%, 02/24/2028	267,893	0.1
44,000	(2)	Goldman Sachs Group, Inc./ The, 2.650%, 10/21/2032	35,880	0.0
29,000		Intercontinental Exchange, Inc., 2.100%, 06/15/2030	24,333	0.0
341,000	(2)	JPMorgan Chase & Co., 2.545%, 11/08/2032	279,531	0.1
107,000	(2)	JPMorgan Chase & Co., 2.580%, 04/22/2032	88,914	0.0
Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
424,000	(2)	JPMorgan Chase & Co., 2.963%, 01/25/2033	$357,324	0.2
31,000	(2)	JPMorgan Chase & Co., 3.220%, 03/01/2025	30,395	0.0
169,000	(2)	JPMorgan Chase & Co., 4.565%, 06/14/2030	162,549	0.1
69,000		Kimco Realty OP LLC, 4.600%, 02/01/2033	63,879	0.0
105,000		Marsh & McLennan Cos, Inc., 2.250%, 11/15/2030	87,398	0.0
35,000		Marsh & McLennan Cos, Inc., 5.450%, 03/15/2053	35,667	0.0
30,000		Mitsubishi UFJ Financial Group, Inc., 3.407%, 03/07/2024	29,525	0.0
80,000	(2)	Morgan Stanley, 1.928%, 04/28/2032	62,488	0.0
148,000	(2)	Morgan Stanley, 2.239%, 07/21/2032	117,689	0.1
205,000	(2)	Morgan Stanley, 2.511%, 10/20/2032	165,675	0.1
400,000	(2)	Morgan Stanley, 2.943%, 01/21/2033	332,699	0.1
309,000	(2)	Morgan Stanley, 3.622%, 04/01/2031	278,598	0.1
604,000	(2)	Morgan Stanley, 4.210%, 04/20/2028	580,728	0.2
1,029,000	(2)	Morgan Stanley, 4.431%, 01/23/2030	979,853	0.4
32,000	(2)	Morgan Stanley, 4.889%, 07/20/2033	30,816	0.0
583,000	(2)	Morgan Stanley, 5.250%, 04/21/2034	575,957	0.2
186,000		Nasdaq, Inc., 5.550%, 02/15/2034	186,816	0.1
142,000		NNN REIT, Inc., 3.000%, 04/15/2052	86,692	0.0
85,000	(1)	Principal Life Global Funding II, 0.750%, 04/12/2024	81,616	0.0
101,000		Prologis L.P., 2.250%, 01/15/2032	81,665	0.0
158,000		Prologis L.P., 4.000%, 09/15/2028	151,693	0.1
330,000	(1), (2)	UBS Group AG, 6.537%, 08/12/2033	338,254	0.1
45,000		VICI Properties L.P., 4.375%, 05/15/2025	43,531	0.0
256,000		VICI Properties L.P., 4.750%, 02/15/2028	242,657	0.1
216,000		VICI Properties L.P., 4.950%, 02/15/2030	202,821	0.1
149,000	(1)	VICI Properties L.P. / VICI Note Co., Inc., 3.750%, 02/15/2027	136,817	0.1
163,000	(1)	VICI Properties L.P. / VICI Note Co., Inc., 4.125%, 08/15/2030	143,657	0.1
418,000	(1)	VICI Properties L.P. / VICI Note Co., Inc., 4.250%, 12/01/2026	391,407	0.2
24,000	(1)	VICI Properties L.P. / VICI Note Co., Inc., 4.500%, 09/01/2026	22,695	0.0

See Accompanying Notes to Financial Statements

24

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2023 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
32,000	(1)	VICI Properties L.P. / VICI Note Co., Inc., 4.625%, 06/15/2025	$30,949	0.0
30,000	(1)	VICI Properties L.P. / VICI Note Co., Inc., 5.750%, 02/01/2027	29,391	0.0
31,000	(2)	Wells Fargo & Co., 2.393%, 06/02/2028	27,647	0.0
137,000	(2)	Wells Fargo & Co., 3.526%, 03/24/2028	128,010	0.1
90,000	(2)	Wells Fargo & Co., 3.584%, 05/22/2028	83,882	0.0
441,000	(2)	Wells Fargo & Co., 5.389%, 04/24/2034	438,388	0.2
			16,118,812	6.7

		Industrial: 1.7%
236,000		Amcor Flexibles North America, Inc., 2.690%, 05/25/2031	193,457	0.1
30,000	(1)	Berry Global, Inc., 5.500%, 04/15/2028	29,548	0.0
150,000		Boeing Co/The, 5.930%, 05/01/2060	148,678	0.1
20,000		Burlington Northern Santa Fe LLC, 2.875%, 06/15/2052	13,700	0.0
209,000		Burlington Northern Santa Fe LLC, 3.300%, 09/15/2051	156,275	0.1
80,000		CSX Corp., 2.500%, 05/15/2051	50,988	0.0
105,000		CSX Corp., 4.500%, 11/15/2052	94,968	0.0
57,000		General Dynamics Corp., 3.750%, 05/15/2028	54,639	0.0
379,000		Huntington Ingalls Industries, Inc., 2.043%, 08/16/2028	318,508	0.1
5,000		Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027	4,586	0.0
218,000		L3Harris Technologies, Inc., 3.850%, 12/15/2026	207,900	0.1
115,000		Lockheed Martin Corp., 2.800%, 06/15/2050	81,728	0.0
184,000		Norfolk Southern Corp., 3.050%, 05/15/2050	127,492	0.1
117,000		Norfolk Southern Corp., 3.800%, 08/01/2028	110,745	0.0
161,000		Norfolk Southern Corp., 4.550%, 06/01/2053	145,638	0.1
234,000		Northrop Grumman Corp., 2.930%, 01/15/2025	224,986	0.1
181,000		Northrop Grumman Corp., 4.700%, 03/15/2033	177,737	0.1
266,000		Northrop Grumman Corp., 4.950%, 03/15/2053	259,395	0.1
131,000		Northrop Grumman Corp., 5.250%, 05/01/2050	133,300	0.1
176,000	(1)	Penske Truck Leasing Co. Lp / PTL Finance Corp., 2.700%, 11/01/2024	168,013	0.1
34,000		Raytheon Technologies Corp., 2.820%, 09/01/2051	22,866	0.0
403,000		Raytheon Technologies Corp., 3.125%, 07/01/2050	292,289	0.1
Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
86,000		Raytheon Technologies Corp., 4.125%, 11/16/2028	$82,887	0.0
26,000		Raytheon Technologies Corp., 4.625%, 11/16/2048	24,289	0.0
125,000		Raytheon Technologies Corp., 5.150%, 02/27/2033	126,763	0.0
174,000		Raytheon Technologies Corp., 5.375%, 02/27/2053	180,865	0.1
55,000		Republic Services, Inc., 2.375%, 03/15/2033	44,783	0.0
134,000		Ryder System, Inc., 5.650%, 03/01/2028	134,201	0.1
143,000		Textron, Inc., 3.900%, 09/17/2029	131,364	0.1
143,000		Union Pacific Corp., 3.200%, 05/20/2041	112,584	0.0
202,000		Union Pacific Corp., 3.250%, 02/05/2050	151,195	0.1
			4,006,367	1.7

		Technology: 1.6%
22,000		Apple, Inc., 2.550%, 08/20/2060	14,535	0.0
154,000		Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.500%, 01/15/2028	142,352	0.1
348,000	(1)	Broadcom, Inc., 3.419%, 04/15/2033	291,179	0.1
69,000	(1)	Broadcom, Inc., 3.469%, 04/15/2034	56,626	0.0
5,000		Broadcom, Inc., 4.150%, 11/15/2030	4,603	0.0
25,000	(1)	Broadcom, Inc., 4.150%, 04/15/2032	22,656	0.0
15,000		Dell International LLC / EMC Corp., 8.350%, 07/15/2046	18,413	0.0
33,000		DXC Technology Co., 2.375%, 09/15/2028	27,521	0.0
244,000		Hewlett Packard Enterprise Co., 5.250%, 07/01/2028	241,768	0.1
263,000		Intel Corp., 4.875%, 02/10/2028	262,139	0.1
298,000		KLA Corp., 4.100%, 03/15/2029	286,830	0.1
161,000		KLA Corp., 5.250%, 07/15/2062	163,138	0.1
32,000		Lam Research Corp., 2.875%, 06/15/2050	22,384	0.0
182,000	(1)	MSCI, Inc., 3.250%, 08/15/2033	146,761	0.1
133,000		NXP BV / NXP Funding LLC / NXP USA, Inc., 3.150%, 05/01/2027	122,200	0.1
300,000		NXP BV / NXP Funding LLC / NXP USA, Inc., 4.300%, 06/18/2029	282,920	0.1
74,000		Oracle Corp., 3.600%, 04/01/2050	52,920	0.0
1,208,000		Oracle Corp., 3.650%, 03/25/2041	931,468	0.4
14,000		Oracle Corp., 3.800%, 11/15/2037	11,455	0.0
58,000		Oracle Corp., 4.100%, 03/25/2061	42,854	0.0
80,000		Oracle Corp., 5.550%, 02/06/2053	77,525	0.0

See Accompanying Notes to Financial Statements

25

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2023 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
128,000		QUALCOMM, Inc., 4.500%, 05/20/2052	$116,584	0.1
52,000		QUALCOMM, Inc., 5.400%, 05/20/2033	54,777	0.0
37,000		Salesforce, Inc., 3.050%, 07/15/2061	25,133	0.0
200,000		TSMC Arizona Corp., 4.250%, 04/22/2032	194,015	0.1
212,000		VMware, Inc., 1.800%, 08/15/2028	177,809	0.1
114,000		VMware, Inc., 2.200%, 08/15/2031	89,626	0.0
			3,880,191	1.6

		Utilities: 2.6%
41,000		AEP Texas, Inc., 3.450%, 05/15/2051	29,236	0.0
200,000		AEP Texas, Inc., 5.400%, 06/01/2033	199,098	0.1
329,000		AEP Transmission Co. LLC, 2.750%, 08/15/2051	212,624	0.1
173,000		Alabama Power Co., 3.125%, 07/15/2051	119,944	0.1
32,000		Ameren Illinois Co., 2.900%, 06/15/2051	21,640	0.0
94,000	(1)	American Transmission Systems, Inc., 2.650%, 01/15/2032	77,879	0.0
67,000		Atmos Energy Corp., 2.850%, 02/15/2052	45,336	0.0
209,000		Baltimore Gas and Electric Co., 4.550%, 06/01/2052	186,228	0.1
30,000		Baltimore Gas and Electric Co., 5.400%, 06/01/2053	30,516	0.0
30,000		CenterPoint Energy Houston Electric LLC, 2.900%, 07/01/2050	20,491	0.0
35,000		CenterPoint Energy Houston Electric LLC, 3.350%, 04/01/2051	26,172	0.0
87,000		CenterPoint Energy Houston Electric LLC, 3.600%, 03/01/2052	67,720	0.0
45,000		CenterPoint Energy Houston Electric LLC, 4.950%, 04/01/2033	44,945	0.0
54,000		CenterPoint Energy Resources Corp., 1.750%, 10/01/2030	43,343	0.0
13,000		CenterPoint Energy Resources Corp., 5.250%, 03/01/2028	13,005	0.0
77,000		Commonwealth Edison Co., 2.750%, 09/01/2051	49,957	0.0
35,000		Commonwealth Edison Co., 5.300%, 02/01/2053	35,646	0.0
91,000		Consolidated Edison Co. of New York, Inc., 6.150%, 11/15/2052	100,224	0.1
115,000		Consumers Energy Co., 2.650%, 08/15/2052	73,863	0.0
113,000		Consumers Energy Co., 4.200%, 09/01/2052	96,913	0.0
158,000		Consumers Energy Co., 4.625%, 05/15/2033	153,847	0.1
Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
90,000		DTE Electric Co., 3.650%, 03/01/2052	$70,263	0.0
42,000		DTE Electric Co., 3.950%, 03/01/2049	34,621	0.0
108,000		DTE Electric Co., 5.400%, 04/01/2053	111,609	0.1
52,000		Duke Energy Carolinas LLC, 2.450%, 02/01/2030	44,791	0.0
71,000		Duke Energy Carolinas LLC, 3.450%, 04/15/2051	52,018	0.0
34,000		Duke Energy Carolinas LLC, 3.550%, 03/15/2052	25,969	0.0
145,000		Duke Energy Carolinas LLC, 4.950%, 01/15/2033	144,000	0.1
74,000		Duke Energy Carolinas LLC, 5.350%, 01/15/2053	75,075	0.0
137,000		Duke Energy Florida LLC, 1.750%, 06/15/2030	111,601	0.1
262,000		Duke Energy Florida LLC, 3.800%, 07/15/2028	249,568	0.1
20,000		Duke Energy Florida LLC, 5.950%, 11/15/2052	21,830	0.0
25,000		Duke Energy Ohio, Inc., 5.650%, 04/01/2053	25,674	0.0
262,000		Duke Energy Progress LLC, 2.900%, 08/15/2051	175,299	0.1
95,000		Edison International, 5.250%, 11/15/2028	92,518	0.0
118,000		Edison International, 5.750%, 06/15/2027	118,083	0.1
111,000		Edison International, 6.950%, 11/15/2029	116,867	0.1
185,000		Entergy Louisiana LLC, 2.350%, 06/15/2032	148,578	0.1
65,000		Evergy Kansas Central, Inc., 5.700%, 03/15/2053	67,057	0.0
80,000		Evergy Metro, Inc., 4.950%, 04/15/2033	78,751	0.0
120,000		Eversource Energy, 5.450%, 03/01/2028	120,911	0.1
73,000		Exelon Corp., 2.750%, 03/15/2027	66,848	0.0
78,000		Exelon Corp., 4.100%, 03/15/2052	63,016	0.0
32,000		Exelon Corp., 4.700%, 04/15/2050	28,324	0.0
120,000		Exelon Corp., 5.150%, 03/15/2028	119,522	0.1
78,000		Exelon Corp., 5.600%, 03/15/2053	78,734	0.0
100,000		Florida Power & Light Co., 2.875%, 12/04/2051	69,256	0.0
30,000		Florida Power & Light Co., 3.950%, 03/01/2048	25,314	0.0
30,000		Kentucky Utilities Co., 5.450%, 04/15/2033	30,582	0.0
40,000		Louisville Gas and Electric Co., 5.450%, 04/15/2033	40,773	0.0
241,000		MidAmerican Energy Co., 2.700%, 08/01/2052	152,605	0.1
53,000		Northern States Power Co/MN, 2.600%, 06/01/2051	34,049	0.0
95,000		Northern States Power Co/MN, 3.200%, 04/01/2052	68,277	0.0
213,000	(1)	NRG Energy, Inc., 4.450%, 06/15/2029	188,465	0.1

See Accompanying Notes to Financial Statements

26

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2023 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
150,000		Ohio Power Co., 2.900%, 10/01/2051	$99,814	0.1
45,000		Ohio Power Co., 5.000%, 06/01/2033	44,191	0.0
47,000		Oncor Electric Delivery Co. LLC, 3.100%, 09/15/2049	33,267	0.0
27,000		Oncor Electric Delivery Co. LLC, 4.150%, 06/01/2032	25,670	0.0
142,000		Oncor Electric Delivery Co. LLC, 4.550%, 09/15/2032	137,932	0.1
126,000		Pacific Gas and Electric Co., 6.150%, 01/15/2033	123,305	0.1
40,000		Pacific Gas and Electric Co., 6.700%, 04/01/2053	39,309	0.0
238,000		PECO Energy Co., 2.850%, 09/15/2051	157,553	0.1
60,000		Public Service Co. of New Hampshire, 5.150%, 01/15/2053	60,373	0.0
85,000		Public Service Electric and Gas Co., 4.900%, 12/15/2032	84,961	0.0
85,000		San Diego Gas & Electric Co., 5.350%, 04/01/2053	84,397	0.0
200,000		Southern California Edison Co., 1.200%, 02/01/2026	178,755	0.1
120,000		Southern California Edison Co., 5.875%, 12/01/2053	122,509	0.1
208,000		Southern California Edison Co., 5.950%, 11/01/2032	217,874	0.1
73,000		Southwest Gas Corp., 5.450%, 03/23/2028	72,842	0.0
65,000		Southwestern Electric Power Co., 5.300%, 04/01/2033	64,218	0.0
74,000		Southwestern Public Service Co., 3.150%, 05/01/2050	51,640	0.0
20,000		Spire Missouri, Inc., 4.800%, 02/15/2033	19,690	0.0
70,000		Union Electric Co., 5.450%, 03/15/2053	71,477	0.0
149,000		Virginia Electric and Power Co., 2.450%, 12/15/2050	89,422	0.0
145,000		Wisconsin Power and Light Co., 4.950%, 04/01/2033	143,550	0.1
			6,422,224	2.6
		Total Corporate Bonds/Notes (Cost $56,826,845)	51,741,218	21.4
COLLATERALIZED MORTGAGE OBLIGATIONS: 2.1%
290,296	(1),(2)	BRAVO Residential Funding Trust 2023-NQM3 A1, 4.850%, 09/25/2062	277,946	0.1
346,250	(1),(2)	CIM Trust 2023-I2 A1, 6.639%, 12/25/2067	345,983	0.1
284,546	(1),(2)	CSMC 2022-NQM4 A1A Trust, 4.819%, 06/25/2067	276,691	0.1
524,630	(1),(2)	CSMC 2022-NQM5 A1 Trust, 5.169%, 05/25/2067	510,332	0.2
355,288	(1),(2)	Ellington Financial Mortgage Trust 2021-3 A1, 1.241%, 09/25/2066	275,177	0.1
257,253	(1),(2)	Homeward Opportunities Fund Trust 2022-1 A1, 5.082%, 07/25/2067	248,631	0.1
Principal Amount†			Value	Percentage of Net Assets

COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
876,176	(1),(2)	J.P. Morgan Mortgage Trust 2022-INV3 A3B, 3.000%, 09/25/2052	$738,688	0.3
152,902	(1),(2)	J.P. Morgan Mortgage Trust 2023-DSC1 A1, 4.625%, 07/25/2063	142,688	0.1
1,030,715	(1),(2)	Mello Mortgage Capital Acceptance 2022-INV2 A3, 3.000%, 04/25/2052	866,411	0.4
340,793	(1),(2)	OBX 2022-NQM9 A1A Trust, 6.450%, 09/25/2062	340,664	0.1
95,532	(1),(2)	PRKCM 2022-AFC2 A1 Trust, 5.335%, 08/25/2057	93,163	0.0
407,499	(1),(2)	SG Residential Mortgage Trust 2021-1 A1, 1.160%, 07/25/2061	314,401	0.1
131,712	(1),(2),(3)	SG Residential Mortgage Trust 2022-2 A1, 5.353% (Step Rate @ 6.353% on 07/01/2026), 08/25/2062	128,318	0.1
380,661	(1),(2),(3)	Verus Securitization Trust 2022-7 A1, 5.152% (Step Rate @ 6.152% on 07/01/2026), 07/25/2067	367,461	0.2
109,799	(1),(3)	Verus Securitization Trust 2022-INV2 A1, 6.790% (Step Rate @ 7.790% on 10/01/2026), 10/25/2067	109,915	0.1
2,117	(1),(2)	Visio 2022-1 A1 Trust, 5.759%, 08/25/2057	2,077	0.0
		Total Collateralized Mortgage Obligations (Cost $5,296,498)	5,038,546	2.1

MUNICIPAL BONDS: 0.1%
		California: 0.1%
300,000		University of California, 2.650%, 05/15/2050	194,103	0.1
		Total Municipal Bonds (Cost $220,114)	194,103	0.1

U.S. TREASURY OBLIGATIONS: 52.3%
		Treasury Inflation Indexed Protected Securities: 52.3%
130,064		0.125%,10/15/2024	125,468	0.1
3,880,044		0.125%,10/15/2026	3,628,184	1.5
2,847,266		0.125%,04/15/2027	2,636,152	1.1
2,057,530		0.125%,01/15/2030	1,846,457	0.8
8,187,744		0.125%,07/15/2030	7,346,085	3.0
8,477,994		0.125%,01/15/2031	7,538,352	3.1
4,510,462		0.125%,07/15/2031	4,001,759	1.7
9,263,842	(4)	0.125%,01/15/2032	8,159,774	3.4
3,367,457		0.125%,02/15/2051	2,249,926	0.9
3,427,295		0.125%,02/15/2052	2,277,001	0.9
4,144,965		0.250%,07/15/2029	3,786,390	1.6
2,885,002		0.250%,02/15/2050	2,020,366	0.8
2,064,850		0.375%,07/15/2027	1,936,181	0.8
9,600,591		0.625%,07/15/2032	8,829,363	3.6
2,869,869		0.625%,02/15/2043	2,356,682	1.0
5,523,028		0.750%,07/15/2028	5,235,527	2.2
4,033,960		0.750%,02/15/2042	3,430,923	1.4
4,708,627	(4)	0.750%,02/15/2045	3,895,525	1.6
5,655,011		0.875%,01/15/2029	5,354,807	2.2
2,840,187		0.875%,02/15/2047	2,385,596	1.0
2,445,392		1.000%,02/15/2046	2,123,648	0.9

See Accompanying Notes to Financial Statements

27

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2023 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

U.S. TREASURY OBLIGATIONS: (continued)
		Treasury Inflation Indexed Protected Securities: (continued)
2,177,454		1.000%,02/15/2048	$1,875,140	0.8
2,073,580		1.000%,02/15/2049	1,785,296	0.7
8,534,360		1.125%,01/15/2033	8,182,082	3.4
3,347,668		1.250%,04/15/2028	5,722,031	2.4
4,393,103	(4)	1.375%,02/15/2044	4,142,113	1.7
1,607,366		1.500%,02/15/2053	1,562,081	0.6
3,257,394		1.625%,10/15/2027	3,210,522	1.3
700,861	(4)	1.750%,01/15/2028	692,955	0.3
1,594,854		2.125%,02/15/2040	1,712,565	0.7
2,493,504		2.125%,02/15/2041	2,677,853	1.1
2,154,158		2.375%,01/15/2027	2,165,575	0.9
2,232,477		2.500%,01/15/2029	2,299,940	0.9
1,358,727		3.375%,04/15/2032	1,545,892	0.6
3,316,096		3.625%,04/15/2028	3,560,457	1.5
3,917,678		3.875%,04/15/2029	4,329,841	1.8
		Total U.S. Treasury Obligations (Cost $139,336,346)	126,628,509	52.3

U.S. GOVERNMENT AGENCY OBLIGATIONS: 17.0%
		Federal National Mortgage Association: 5.3%(4)
30,000	(6)	4.500%,07/15/2038	29,417	0.0
6,728,000	(6)	5.000%,07/15/2053	6,592,914	2 .7
6,123,666	(6)	5.500%,07/15/2053	6,094,483	2 .5
74,000	(6)	6.500%,07/15/2053	75,561	0.1
			12,792,375	5.3
		Government National Mortgage Association: 2.3%
95,972		2.000%,11/20/2050	81,073	0.0
196,994		2.000%,01/20/2051	166,215	0.1
144,868		2.000%,02/20/2051	122,245	0.1
844,200	(6)	2.000%,07/15/2053	709,754	0.3
481,055		2.500%,04/20/2051	418,481	0.2
217,974		2.500%,05/20/2052	188,943	0.1
642,457		2.500%,06/20/2052	556,938	0.2
363,189		2.500%,07/20/2052	314,852	0.1
354,456		3.000%,06/20/2051	318,514	0.1
444,530		3.000%,08/20/2051	399,032	0.2
118,391		3.000%,12/20/2051	106,089	0.0
63,000	(6)	3.000%,07/15/2053	56,304	0.0
537,715		3.500%,05/20/2047	505,468	0.2
224,000	(6)	3.500%,07/15/2053	206,771	0.1
223,758		4.000%,09/20/2048	213,621	0.1
288,000	(6)	4.000%,07/15/2053	272,554	0.1
167,867		4.500%,08/20/2048	164,185	0.1
203,000	(6)	4.500%,07/15/2053	195,943	0.1
264,000	(6)	5.000%,07/15/2053	259,442	0.1
155,000	(6)	5.500%,07/15/2053	154,285	0.1
78,000	(6)	6.000%,07/15/2053	78,524	0.0
31,000	(6)	6.500%,07/15/2053	31,547	0.0
			5,520,780	2.3
		Uniform Mortgage-Backed Securities: 9.4%
172,215		1.500%,04/01/2036	150,447	0.1
58,314		1.500%,05/01/2036	50,797	0.0
126,700		1.500%,06/01/2036	110,142	0.1
539,336		1.500%,11/01/2041	437,362	0.2
320,075		1.500%,12/01/2041	259,556	0.1
63,190		1.500%,10/01/2050	48,993	0.0
54,346		1.500%,10/01/2050	42,153	0.0
49,272		1.500%,11/01/2050	38,155	0.0
64,645		1.500%,03/01/2051	50,065	0.0
81,893		1.500%,03/01/2051	63,537	0.0
10,557		1.500%,05/01/2051	8,188	0.0
7,943		1.500%,06/01/2051	6,158	0.0
Principal Amount†		Value	Percentage of Net Assets

U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities: (continued)
43,296	1.500%,10/01/2051	$33,538	0.0
10,032	1.500%,11/01/2051	7,768	0.0
38,644	2.000%,09/01/2035	34,503	0.0
83,759	2.000%,01/01/2036	74,815	0.0
24,637	2.000%,02/01/2036	21,991	0.0
65,424	2.000%,02/01/2036	58,397	0.0
39,257	2.000%,03/01/2036	34,845	0.0
32,834	2.000%,04/01/2036	29,308	0.0
97,155	2.000%,05/01/2036	86,327	0.0
201,820	2.000%,05/01/2036	179,336	0.1
35,984	2.000%,07/01/2036	32,120	0.0
50,070	2.000%,11/01/2036	44,472	0.0
97,862	2.000%,02/01/2037	86,919	0.0
104,280	2.000%,03/01/2037	92,654	0.0
83,664	2.000%,03/01/2037	74,259	0.0
120,575	2.000%,03/01/2037	107,052	0.1
70,727	2.000%,04/01/2037	62,774	0.0
528,480	2.000%,02/01/2042	449,410	0.2
137,274	2.000%,09/01/2050	113,052	0.1
247,530	2.000%,10/01/2050	204,021	0.1
1,489,272	2.000%,01/01/2051	1,226,014	0.5
303,688	2.000%,02/01/2051	249,706	0.1
274,340	2.000%,03/01/2051	224,996	0.1
224,651	2.000%,04/01/2051	186,104	0.1
138,889	2.000%,04/01/2051	114,895	0.1
93,565	2.000%,04/01/2051	77,146	0.0
529,218	2.000%,08/01/2051	432,815	0.2
429,293	2.000%,08/01/2051	351,074	0.2
39,200	2.000%,10/01/2051	32,055	0.0
244,264	2.000%,11/01/2051	201,494	0.1
52,317	2.000%,11/01/2051	43,205	0.0
135,887	2.000%,11/01/2051	112,167	0.1
279,660	2.000%,11/01/2051	230,465	0.1
156,213	2.000%,11/01/2051	127,859	0.1
58,887	2.000%,12/01/2051	48,114	0.0
287,956	2.000%,12/01/2051	235,384	0.1
452,930	2.000%,01/01/2052	374,090	0.2
332,652	2.000%,02/01/2052	271,879	0.1
178,368	2.000%,03/01/2052	146,873	0.1
464,921	2.000%,03/01/2052	381,894	0.2
254,407	2.000%,03/01/2052	209,374	0.1
600,119	2.500%,10/01/2036	548,697	0.2
133,119	2.500%,07/01/2050	114,514	0.1
136,026	2.500%,07/01/2050	117,014	0.1
135,327	2.500%,07/01/2050	116,413	0.1
21,025	2.500%,07/01/2050	18,041	0.0
69,162	2.500%,07/01/2050	59,834	0.0
34,675	2.500%,08/01/2050	29,829	0.0
111,028	2.500%,08/01/2050	95,510	0.1
135,660	2.500%,08/01/2050	116,699	0.1
78,441	2.500%,11/01/2050	67,861	0.0
21,399	2.500%,01/01/2051	18,397	0.0
69,386	2.500%,02/01/2051	59,428	0.0
116,834	2.500%,02/01/2051	101,071	0.1
10,416	2.500%,03/01/2051	8,921	0.0
12,097	2.500%,04/01/2051	10,361	0.0
6,529	2.500%,04/01/2051	5,592	0.0
94,681	2.500%,05/01/2051	82,303	0.0
6,302	2.500%,05/01/2051	5,398	0.0
109,504	2.500%,05/01/2051	94,059	0.1
3,167	2.500%,05/01/2051	2,715	0.0
9,838	2.500%,07/01/2051	8,426	0.0
36,878	2.500%,10/01/2051	31,558	0.0
3,677	2.500%,10/01/2051	3,148	0.0
1,091,844	2.500%,11/01/2051	936,944	0.4
92,976	2.500%,11/01/2051	80,098	0.0
28,295	2.500%,12/01/2051	24,246	0.0

See Accompanying Notes to Financial Statements

28

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2023 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Uniform Mortgage-Backed Securities: (continued)
283,755		2.500%,01/01/2052	$242,958	0.1
2,210,958		2.500%,01/01/2052	1,894,564	0.8
351,126		3.000%,01/01/2036	328,833	0.1
255,726		3.000%,09/01/2050	230,779	0.1
57,039		3.000%,07/01/2051	50,804	0.0
986,286		3.000%,09/01/2051	876,621	0.4
71,935		3.000%,10/01/2051	63,919	0.0
131,728		3.000%,11/01/2051	116,611	0.1
58,541		3.000%,12/01/2051	52,042	0.0
7,618		3.000%,01/01/2052	6,735	0.0
27,918		3.000%,01/01/2052	24,669	0.0
42,103		3.000%,02/01/2052	37,583	0.0
970,749		3.000%,03/01/2052	863,621	0.4
38,897		3.000%,04/01/2052	34,601	0.0
60,737		3.000%,05/01/2052	53,937	0.0
242,497		3.000%,08/01/2052	215,322	0.1
133,710		3.500%,05/01/2036	127,367	0.1
538,883		3.500%,01/01/2051	497,307	0.2
1,110,581		3.500%,09/01/2051	1,024,178	0.4
31,413		3.500%,05/01/2052	28,955	0.0
54,758		3.500%,06/01/2052	50,335	0.0
58,438		3.500%,06/01/2052	53,400	0.0
22,319		3.500%,06/01/2052	20,393	0.0
33,140		3.500%,07/01/2052	30,506	0.0
24,013		3.500%,08/01/2052	22,157	0.0
25,055		3.500%,09/01/2052	22,893	0.0
5,361		3.500%,09/01/2052	4,926	0.0
20,572		3.500%,09/01/2052	18,833	0.0
15,601		3.500%,09/01/2052	14,321	0.0
44,000	(6)	4.000%,07/15/2038	42,475	0.0
14,683		4.000%,01/01/2048	14,008	0.0
9,122		4.000%,04/01/2048	8,702	0.0
9,433		4.000%,08/01/2048	8,991	0.0
13,550		4.000%,09/01/2048	12,910	0.0
116,506		4.000%,03/01/2050	111,212	0.1
665,979		4.000%,04/01/2050	633,990	0.3
68,542		4.000%,07/01/2050	65,393	0.0
28,477		4.000%,07/01/2050	27,169	0.0
226,059		4.000%,05/01/2051	215,094	0.1
41,104		4.000%,04/01/2052	39,016	0.0
244,954		4.000%,05/01/2052	233,702	0.1
29,397		4.000%,06/01/2052	28,046	0.0
66,000	(6)	4.000%,07/15/2053	61,945	0.0
483,341		4.500%,03/01/2048	475,621	0.2
63,051		4.500%,03/01/2050	61,718	0.0
20,083		4.500%,07/01/2052	19,324	0.0
18,919		4.500%,07/01/2052	18,205	0.0
118,772		4.500%,07/01/2052	114,284	0.1
37,014		4.500%,08/01/2052	35,613	0.0
72,810		4.500%,11/01/2052	70,049	0.0
43,900	(6)	4.500%,07/15/2053	42,209	0.0
43,106		5.000%,11/01/2052	42,262	0.0
88,794		5.000%,12/01/2052	87,153	0.0
54,149		5.000%,12/01/2052	53,139	0.0
51,159		5.000%,12/01/2052	50,182	0.0
47,921		5.000%,12/01/2052	47,028	0.0
151,119		5.000%,01/01/2053	148,191	0.1
25,618		5.000%,01/01/2053	25,125	0.0
55,706		5.000%,01/01/2053	54,667	0.0
27,333		5.000%,02/01/2053	26,798	0.0
85,767		5.000%,04/01/2053	84,428	0.0
102,788		5.500%,01/01/2053	102,364	0.1
88,541		5.500%,01/01/2053	88,318	0.0
Principal Amount†			Value	Percentage of Net Assets

U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Uniform Mortgage-Backed Securities: (continued)
68,780		5.500%,01/01/2053	$68,664	0.0
99,285		5.500%,03/01/2053	99,032	0.1
107,038		5.500%,05/01/2053	106,782	0.1
38,824		5.500%,05/01/2053	38,721	0.0
98,861		5.500%,05/01/2053	98,588	0.1
90,616		5.500%,05/01/2053	90,400	0.0
110,698		5.500%,05/01/2053	110,434	0.1
81,843		5.500%,06/01/2053	81,648	0.0
51,816		6.000%,10/01/2052	52,593	0.0
81,906		6.000%,01/01/2053	82,728	0.0
60,334		6.000%,01/01/2053	60,939	0.0
54,481		6.000%,02/01/2053	55,028	0.0
72,447		6.000%,04/01/2053	73,286	0.0
48,956		6.000%,04/01/2053	49,452	0.0
50,957		6.000%,05/01/2053	51,541	0.0
95,493		6.000%,05/01/2053	96,391	0.1
95,286		6.000%,05/01/2053	96,389	0.1
57,824		6.000%,05/01/2053	58,464	0.0
71,170		6.000%,06/01/2053	71,973	0.0
			22,729,348	9.4
		Total U.S. Government Agency Obligations (Cost $43,223,268)	41,042,503	17.0

COMMERCIAL MORTGAGE-BACKED SECURITIES: 4.8%
366,000		BANK 2019-BNK23 A3, 2.920%, 12/15/2052	317,137	0.1
280,000	(2)	BANK 2022-BNK42 A5, 4.493%, 06/15/2055	264,579	0.1
300,000		Barclays Commercial Mortgage Trust 2019-C3 B, 4.096%, 05/15/2052	255,701	0.1
280,000		Barclays Commercial Mortgage Trust 2019-C4 B, 3.322%, 08/15/2052	222,571	0.1
240,000	(2)	BBCMS Mortgage Trust 2022-C16 A5, 4.600%, 06/15/2055	228,280	0.1
800,000	(1)	BX Trust 2021-ARIA A, 6.092%, (US0001M + 0.899%), 10/15/2036	776,256	0.3
410,000		CD 2017-CD3 A4 Mortgage Trust, 3.631%, 02/10/2050	373,683	0.2
500,000		CD 2017-CD6 Mortgage Trust A5, 3.456%, 11/13/2050	453,431	0.2
798,015	(1)	Credit Suisse Mortgage Capital Certificates 2019- ICE4 A, 6.173%, (US0001M + 0.980%), 05/15/2036	794,290	0.3
205,000		CSAIL 2015-C3 A4 Commercial Mortgage Trust, 3.718%, 08/15/2048	195,764	0.1
550,000	(1)	ELP Commercial Mortgage Trust 2021-ELP A, 5.895%, (US0001M + 0.701%), 11/15/2038	534,460	0.2

See Accompanying Notes to Financial Statements

29

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2023 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
375,858	(1)	Extended Stay America Trust 2021-ESH A, 6.274%, (US0001M + 1.080%), 07/15/2038	$368,880	0.2
980,000	(2)	Fannie Mae Multifamily REMIC Trust 2022-M10 A2, 2.003%, 01/25/2032	804,090	0.3
1,760,000		Freddie Mac Multifamily WI Certificates Series WI-K146 A2, 2.920%, 07/25/2032	1,559,187	0.6
1,000,000		GS Mortgage Securities Trust 2016-GS2 A4, 3.050%, 05/10/2049	925,321	0.4
600,000	(1)	JP Morgan Chase Commercial Mortgage Securities Corp. 2021-HYAH A, 5.953%, (US0001M + 0.760%), 06/15/2038	582,704	0.2
378,185	(1)	Med Trust 2021-MDLN A, 6.144%, (US0001M + 0.950%), 11/15/2038	367,146	0.2
100,000	(1)	MF1 2021-W10 A, 6.217%, (TSFR1M + 1.070%), 12/15/2034	96,712	0.0
1,049,192		Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15 A4, 4.051%, 04/15/2047	1,036,859	0.4
215,000	(1)	MTN Commercial Mortgage Trust 2022-LPFL A, 6.544%, (TSFR1M + 1.397%), 03/15/2039	211,306	0.1
250,000	(1)	Taubman Centers Commercial Mortgage Trust 2022-DPM A, 7.333%, (TSFR1M + 2.186%), 05/15/2037	243,416	0.1
422,500		Wells Fargo Commercial Mortgage Trust 2015-C26 B, 3.783%, 02/15/2048	390,193	0.2
700,000		Wells Fargo Commercial Mortgage Trust 2017-C39 A5, 3.418%, 09/15/2050	639,435	0.3
		Total Commercial Mortgage-Backed Securities (Cost $12,568,562)	11,641,401	4.8

SOVEREIGN BONDS: 1.1%
250,000		Chile Government International Bond, 2.550%, 07/27/2033	204,920	0.1
300,000		Mexico Government International Bond, 4.600%, 02/10/2048	247,269	0.1
250,000		Mexico Government International Bond, 4.875%, 05/19/2033	239,015	0.1
200,000		Panama Government International Bond, 4.500%, 04/01/2056	150,695	0.1
103,000		Peruvian Government International Bond, 2.783%, 01/23/2031	88,308	0.0
Principal Amount†			Value	Percentage of Net Assets

SOVEREIGN BONDS: (continued)
53,000		Peruvian Government International Bond, 3.300%, 03/11/2041	$40,991	0.0
200,000		Philippine Government International Bond, 3.700%, 02/02/2042	164,281	0.1
EUR 1,350,000	(1)	Spain Government Bond, 3.150%, 04/30/2033	1,443,883	0.6
GBP 75,328		United Kingdom Inflation- Linked Gilt, 0.250%, 03/22/2052	79,222	0.0
45,049		Uruguay Government International Bond, 5.100%, 06/18/2050	45,002	0.0
		Total Sovereign Bonds (Cost $2,873,365)	2,703,586	1.1

ASSET-BACKED SECURITIES: 1.6%
		Automobile Asset-Backed Securities: 0.1%
430,000	(1)	Credit Acceptance Auto Loan Trust 2021-4 A, 1.260%, 10/15/2030	411,277	0.1

		Other Asset-Backed Securities: 0.7%
401,000	(1)	AMSR 2022-SFR3 D Trust, 4.000%, 10/17/2039	357,489	0.2
107,915	(1)	GoodLeap Sustainable Home Solutions Trust 2022-1GS A, 2.700%, 01/20/2049	86,601	0.0
400,000	(1)	New Residential Mortgage Loan Trust 2022-SFR2 D, 4.000%, 09/04/2039	356,337	0.1
395,000	(1)	Progress Residential 2022-SFR6 D Trust, 6.035%, 07/20/2039	380,857	0.2
525,000	(1)	Progress Residential 2022-SFR7 Trust D, 5.500%, 10/27/2039	495,860	0.2
			1,677,144	0.7

		Student Loan Asset-Backed Securities: 0.8%
129,731	(1)	College Avenue Student Loans LLC 2021-B A2, 1.760%, 06/25/2052	110,562	0.1
137,950	(1)	Navient Student Loan Trust 2019-BA A2A, 3.390%, 12/15/2059	130,388	0.1
594,334	(1)	Nelnet Student Loan Trust 2021-BA AFL, 5.937%, (US0001M + 0.780%), 04/20/2062	584,557	0.2
524,702		SLM Private Credit Student Loan Trust 2005-A A4, 5.862%, (US0003M + 0.310%), 12/15/2038	503,891	0.2
389,868	(1)	SMB Private Education Loan Trust 2021-D A1A, 1.340%, 03/17/2053	343,827	0.1
220,799	(1)	Sofi Professional Loan Program 2018-C A2FX Trust, 3.590%, 01/25/2048	211,465	0.1
			1,884,690	0.8
		Total Asset-Backed Securities (Cost $4,153,870)	3,973,111	1.6

See Accompanying Notes to Financial Statements

30

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2023 (UNAUDITED) (CONTINUED)

			Value	Percentage of Net Assets
PURCHASED OPTIONS (7): 0.5%
		Total Purchased Options (Cost $416,349)	$1,097,487	0.5
		Total Long-Term Investments (Cost $264,915,217)	244,060,464	100.9

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 4.5%
		Commercial Paper: 0.3%
800,000		3M Co., 5.350%, 09/07/2023 (Cost $791,696)	791,993	0.3

Shares			Value	Percentage of Net Assets
		Mutual Funds: 4.2%
10,191,568	(8)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.990% (Cost $10,191,568)	$10,191,568	4.2

		Total Short-Term Investments (Cost $10,983,264)	10,983,561	4.5
		Total Investments in Securities (Cost $275,898,481)	$255,044,025	105.4
		Liabilities in Excess of Other Assets	(13,046,832)	(5.4)
		Net Assets	$241,997,193	100.0
Currency Abbreviations:
EUR	EU Euro
GBP	British Pound

Reference Rate Abbreviations:
TSFR1M	1-month CME Term Secured Overnight Financing Rate
US0001M	1-month LIBOR
US0003M	3-month LIBOR

Investment Type Allocation as of June 30, 2023 (as a percentage of net assets)

U.S. Treasury Obligations	52.3%
Corporate Bonds/Notes	21.4%
U.S. Government Agency Obligations	17.0%
Commercial Mortgage-Backed Securities	4.8%
Collateralized Mortgage Obligations	2.1%
Asset-Backed Securities	1.6%
Sovereign Bonds	1.1%
Purchased Options	0.5%
Municipal Bonds	0.1%
Liabilities in Excess of Other Assets ,*	(0.9)%
Net Assets	100.0%
*	Includes short-term investments.

Portfolio holdings are subject to change daily.

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of June 30, 2023.
(3)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of June 30, 2023.
(4)	All or a portion of this security has been pledged as collateral in connection with open futures contracts. Please refer to Note 2 for additional details.
(5)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(6)	Represents or includes a TBA transaction.
(7)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(8)	Rate shown is the 7-day yield as of June 30, 2023.

See Accompanying Notes to Financial Statements

31

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2023 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Purchased Options	$1,097,487	$—	$—	$1,097,487
Corporate Bonds/Notes	—	51,741,218	—	51,741,218
Collateralized Mortgage Obligations	—	5,038,546	—	5,038,546
Municipal Bonds	—	194,103	—	194,103
U.S. Government Agency Obligations	—	41,042,503	—	41,042,503
Commercial Mortgage-Backed Securities	—	11,641,401	—	11,641,401
Sovereign Bonds	—	2,703,586	—	2,703,586
Asset-Backed Securities	—	3,973,111	—	3,973,111
U.S. Treasury Obligations	—	126,628,509	—	126,628,509
Short-Term Investments	10,191,568	791,993	—	10,983,561
Total Investments, at fair value	$11,289,055	$243,754,970	$—	$255,044,025
Other Financial Instruments+
Centrally Cleared Swaps	—	1,537,355	—	1,537,355
Forward Foreign Currency Contracts	—	5,257	—	5,257
Futures	252,469	—	—	252,469
OTC Swaps	—	370,799	—	370,799
Total Assets	$11,541,524	$245,668,381	$—	$257,209,905
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(441,126)	$—	$(441,126)
Forward Foreign Currency Contracts	—	(33,976)	—	(33,976)
Futures	(765,289)	—	—	(765,289)
Sales Commitments	—	(4,262,989)	—	(4,262,989)
Written Options	(1,086,875)	(417,359)	—	(1,504,234)
Total Liabilities	$(1,852,164)	$(5,155,450)	$—	$(7,007,614)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2023, the following forward foreign currency contracts were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 69,725	GBP 56,000	Bank of America N.A.	07/05/23	$(1,395)
EUR 1,322,000	USD 1,437,680	Barclays Bank PLC	07/05/23	4,968
USD 1,439,683	EUR 1,322,000	Barclays Bank PLC	08/02/23	(5,143)
GBP 37,000	USD 46,701	Societe Generale	07/05/23	289
USD 46,712	GBP 37,000	Societe Generale	08/02/23	(289)
USD 1,425,221	EUR 1,330,909	UBS AG	07/05/23	(27,149)
				$(28,719)

See Accompanying Notes to Financial Statements

32

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2023 (UNAUDITED) (CONTINUED)

At June 30, 2023, the following futures contracts were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
3-month ICE SONIA Index	8	06/18/24	$2,381,763	$(15,989)
3-month ICE SONIA Index	16	09/17/24	4,769,876	(7,404)
3-month SOFRRATE	160	06/18/24	37,954,000	(125,372)
3-month SOFRRATE	60	09/17/24	14,286,000	(42,354)
3-month SOFRRATE	27	09/16/25	6,504,300	(16,244)
U.S. Treasury 2-Year Note	241	09/29/23	49,005,844	(270,643)
U.S. Treasury 5-Year Note	97	09/29/23	10,388,094	(106,222)
			$125,289,877	$(584,228)
Short Contracts:
3-month SOFRRATE	(1)	12/19/23	(236,500)	3,623
Euro-OAT	(5)	09/07/23	(700,552)	217
Japan 10-Year Bond (TSE)	(8)	09/12/23	(8,235,906)	(37,584)
Long-Term Euro-BTP	(6)	09/07/23	(760,197)	(6,030)
U.S. Treasury 10-Year Note	(72)	09/20/23	(8,083,125)	127,881
U.S. Treasury Long Bond	(66)	09/20/23	(8,375,812)	(17,258)
U.S. Treasury Ultra 10-Year Note	(122)	09/20/23	(14,449,375)	120,748
U.S. Treasury Ultra Long Bond	(78)	09/20/23	(10,625,062)	(120,189)
			$(51,466,529)	$71,408

At June 30, 2023, the following centrally cleared credit default swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index, Series 40, Version 1	Sell	5.000	06/20/28	USD	1,870,850	$52,254	$20,618
						$52,254	$20,618

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.
(2)	Payments received quarterly.
(3)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At June 30, 2023, the following centrally cleared interest rate swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	Canadian Overnight Repo Rate Average (CORRA)	Semi-Annual	3.540%	Semi-Annual	06/15/33	CAD	2,010,497	$10,647	$10,647
Pay	Canadian Overnight Repo Rate Average (CORRA)	Semi-Annual	3.540	Semi-Annual	06/22/33	CAD	409,000	2,250	2,250
Pay	1-day Sterling Overnight Index Average (SONIA)	Annual	4.275	Annual	06/27/33	GBP	590,000	(5,522)	(5,522)
Pay	1-day Overnight Fed Funds Effective Rate	At Termination Date	5.280	At Termination Date	09/20/23	USD	43,400,000	(1,565)	(1,565)

See Accompanying Notes to Financial Statements

33

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2023 (UNAUDITED) (CONTINUED)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	1-day Overnight Fed Funds Effective Rate	At Termination Date	5.283%	At Termination Date	09/20/23	USD	43,778,000	$(1,376)	$(1,376)
Receive	Canadian Overnight Repo Rate Average (CORRA)	Semi-Annual	3.404	Semi-Annual	06/15/53	CAD	894,000	(24,216)	(24,216)
Receive	Canadian Overnight Repo Rate Average (CORRA)	Semi-Annual	3.362	Semi-Annual	06/22/53	CAD	179,000	(3,843)	(3,843)
Receive	1-day Overnight Tokyo Average Rate	Annual	0.885	Annual	02/15/33	JPY	24,759,910	(5,582)	(5,582)
Receive	1-day Overnight Tokyo Average Rate	Annual	0.898	Annual	02/15/33	JPY	24,759,910	(5,792)	(5,792)
Receive	1-day Overnight Tokyo Average Rate	Annual	0.900	Annual	02/15/33	JPY	49,519,820	(11,669)	(11,669)
Receive	1-day Overnight Tokyo Average Rate	Annual	0.918	Annual	02/15/33	JPY	71,718,360	(17,754)	(17,754)
Receive	1-day Sterling Overnight Index Average (SONIA)	Annual	3.745	Annual	06/27/53	USD	258,000	5,058	5,058
								$(59,364)	$(59,364)

At June 30, 2023, the following centrally cleared inflation-linked swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	2.438%	At Termination Date	05/15/33	EUR	995,000	$(3,727)	$(3,727)
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	2.433	At Termination Date	07/15/52	EUR	15,000	(2,052)	(2,052)
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	2.441	At Termination Date	08/15/52	EUR	75,000	(9,557)	(9,557)
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	2.641	At Termination Date	03/15/53	EUR	40,000	(1,132)	(1,132)
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	2.688	At Termination Date	03/15/53	EUR	40,000	(484)	(484)
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	2.700	At Termination Date	04/15/53	EUR	40,000	(64)	53
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	2.751	At Termination Date	05/15/53	EUR	35,000	710	710
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	2.725	At Termination Date	06/15/53	EUR	170,000	1,568	1,568
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	2.765	At Termination Date	06/15/53	EUR	91,500	2,130	2,130
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	2.772	At Termination Date	06/15/53	EUR	91,000	2,344	2,344

See Accompanying Notes to Financial Statements

34

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2023 (UNAUDITED) (CONTINUED)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.554%	At Termination Date	02/10/33	USD	280,000	$(433)	$(433)
Receive	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	2.409	At Termination Date	05/15/28	EUR	995,000	1,673	1,673
Receive	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	2.604	At Termination Date	08/15/52	EUR	35,000	2,551	2,551
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	4.223	At Termination Date	04/08/24	USD	4,900,000	33,760	33,760
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.023	At Termination Date	05/02/24	USD	3,500,000	391,715	391,715
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.706	At Termination Date	08/12/24	USD	1,300,000	159,729	159,729
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.995	At Termination Date	10/21/24	USD	330,000	(1,158)	(1,158)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.483	At Termination Date	12/23/24	USD	3,800,000	13,314	13,314
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.313	At Termination Date	01/06/25	USD	670,000	3,741	3,741
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	0.945	At Termination Date	03/12/25	USD	1,650,000	260,246	260,246
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.540	At Termination Date	03/30/25	USD	1,400,000	609	609
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.794	At Termination Date	04/08/25	USD	5,300,000	(2,033)	(2,033)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.158	At Termination Date	05/18/25	USD	645,000	4,415	4,415
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.563	At Termination Date	06/24/25	USD	4,900,000	(39,652)	(39,652)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.100	At Termination Date	08/08/25	USD	2,200,000	(13,304)	(13,304)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.783	At Termination Date	11/04/25	USD	1,300,000	165,342	165,295
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.098	At Termination Date	11/29/25	USD	1,600,000	166,397	166,397
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.526	At Termination Date	04/08/26	USD	16,000,000	(55,998)	(55,997)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.270	At Termination Date	06/24/26	USD	6,500,000	(51,013)	(51,013)

See Accompanying Notes to Financial Statements

35

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2023 (UNAUDITED) (CONTINUED)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.925%	At Termination Date	02/02/27	USD	3,400,000	$81,781	$81,781
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.000	At Termination Date	02/25/27	USD	5,540,000	97,868	97,868
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.213	At Termination Date	03/02/27	USD	1,350,000	9,555	9,556
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.290	At Termination Date	03/07/27	USD	2,200,000	5,697	5,697
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.646	At Termination Date	05/04/27	USD	2,500,000	(61,375)	(61,375)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.262	At Termination Date	05/12/27	USD	1,955,000	(15,523)	(15,522)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.904	At Termination Date	07/05/27	USD	2,025,000	1,105	1,105
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.030	At Termination Date	08/02/27	USD	2,400,000	(30,885)	(36,115)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.765	At Termination Date	09/23/27	USD	485,000	(4,920)	(4,920)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.607	At Termination Date	12/12/27	USD	8,245,000	(16,458)	(16,458)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.613	At Termination Date	12/12/27	USD	2,395,000	(5,449)	(5,449)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.440	At Termination Date	01/30/28	USD	2,300,000	8,604	18,835
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.348	At Termination Date	05/15/28	USD	1,000,000	6,724	6,724
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.890	At Termination Date	08/02/29	USD	2,100,000	(23,480)	(28,872)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.480	At Termination Date	01/30/30	USD	1,200,000	5,299	12,814
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.524	At Termination Date	03/30/30	USD	2,500,000	2,973	2,973
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.087	At Termination Date	04/08/30	USD	550,000	(3,603)	(3,603)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.468	At Termination Date	04/19/31	USD	535,000	49,131	49,131
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.843	At Termination Date	06/24/31	USD	2,650,000	(10,686)	(10,686)

See Accompanying Notes to Financial Statements

36

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2023 (UNAUDITED) (CONTINUED)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.493%	At Termination Date	12/12/52	USD	50,000	$(265)	$(265)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.458	At Termination Date	06/09/53	USD	127,500	1	1
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.448	At Termination Date	06/09/53	USD	127,500	310	310
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.425	At Termination Date	06/30/53	USD	250,000	1,737	1,737
								$1,127,778	$1,134,975

At June 30, 2023, the following OTC inflation-linked swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.562%	At Termination Date	01/15/25	USD 14,500,000	$370,799	$—	$370,799
								$370,799	$—	$370,799

At June 30, 2023, the following purchased exchange-traded options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Cost	Fair Value
1-year SOFR MidCurve	Put	10/13/23	96.00	USD	100	USD	24,000,000	$49,756	$98,125
3-month SOFRRATE	Put	10/13/23	94.38	USD	100	USD	23,595,000	22,091	20,625
3-month SOFRRATE	Put	10/13/23	94.88	USD	105	USD	24,906,000	23,849	102,375
3-month SOFRRATE	Put	10/13/23	95.00	USD	158	USD	37,525,000	43,918	192,562
3-month SOFRRATE	Put	10/13/23	95.63	USD	263	USD	62,876,725	276,735	683,800
								$416,349	$1,097,487

At June 30, 2023, the following exchange-traded written options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
1-year SOFR MidCurve	Put	10/13/23	95.75	USD	100	USD	23,937,500	$32,161	$(68,125)
3-month SOFRRATE	Put	10/13/23	94.63	USD	100	USD	23,657,500	38,616	(52,500)
3-month SOFRRATE	Put	10/13/23	95.13	USD	105	USD	24,971,625	47,026	(155,531)
3-month SOFRRATE	Put	10/13/23	95.25	USD	158	USD	37,623,750	80,079	(276,500)
3-month SOFRRATE	Put	10/13/23	95.38	USD	263	USD	62,712,350	176,977	(534,219)
								$374,859	$(1,086,875)

See Accompanying Notes to Financial Statements

37

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2023 (UNAUDITED) (CONTINUED)

At June 30, 2023, the following OTC written interest rate swaptions were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 5-Year Interest Rate Swap(1)	Barclays Bank PLC	Pay	3.305%	1-day Secured Overnight Financing Rate	06/14/24	USD	3,472,000	$71,176	$(65,132)
Put on 2-Year Interest Rate Swap(2)	Citibank N.A.	Receive	4.920%	1-day Sterling Overnight Index Average (SONIA)	09/07/23	GBP	2,205,000	11,215	(56,359)
Put on 2-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	4.050%	1-day Secured Overnight Financing Rate	08/14/23	USD	2,647,000	6,909	(35,503)
Put on 2-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	4.130%	1-day Secured Overnight Financing Rate	08/23/23	USD	1,323,000	3,453	(15,924)
Put on 2-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	4.150%	1-day Secured Overnight Financing Rate	08/22/23	USD	1,323,000	3,532	(15,509)
Put on 2-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	4.605%	1-day Secured Overnight Financing Rate	09/05/23	USD	2,545,000	7,317	(14,317)
Put on 2-Year Interest Rate Swap(2)	BNP Paribas	Receive	4.180%	1-day Secured Overnight Financing Rate	08/24/23	USD	2,545,000	6,649	(28,337)
Put on 2-Year Interest Rate Swap(2)	JPMorgan Chase Bank N.A.	Receive	4.100%	1-day Secured Overnight Financing Rate	08/23/23	USD	1,273,000	3,182	(15,927)
Put on 2-Year Interest Rate Swap(2)	JPMorgan Chase Bank N.A.	Receive	4.110%	1-day Secured Overnight Financing Rate	08/22/23	USD	1,273,000	3,310	(15,726)
Put on 2-Year Interest Rate Swap(2)	JPMorgan Chase Bank N.A.	Receive	4.300%	1-day Secured Overnight Financing Rate	08/31/23	USD	2,545,000	6,808	(23,803)
Put on 2-Year Interest Rate Swap(2)	JPMorgan Chase Bank N.A.	Receive	4.390%	1-day Secured Overnight Financing Rate	09/05/23	USD	2,545,000	6,948	(20,979)
Put on 2-Year Interest Rate Swap(2)	JPMorgan Chase Bank N.A.	Receive	4.430%	1-day Secured Overnight Financing Rate	08/31/23	USD	2,545,000	6,362	(19,328)
Put on 5-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	3.305%	1-day Secured Overnight Financing Rate	06/14/24	USD	3,472,000	71,176	(90,515)
								$208,037	$(417,359)

See Accompanying Notes to Financial Statements

38

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2023 (UNAUDITED) (CONTINUED)

The following sales commitments were held by the VY® BlackRock Inflation Protected Bond Portfolio at June 30, 2023:

Principal Amount	Description	Contractual Settlement Date	Fair Value
$(492,400)	Fannie Mae, 6.000%, due 07/15/53	07/13/23	$(496,785)
(367,600)	Ginnie Mae TBA, 2.500%, due 07/15/53	07/20/23	(318,376)
(59,000)	Uniform Mortgage-Backed Securities, 1.500%, due 07/15/38	07/18/23	(50,906)
(42,200)	Uniform Mortgage-Backed Securities, 1.500%, due 07/15/53	07/13/23	(32,618)
(216,000)	Uniform Mortgage-Backed Securities, 2.000%, due 07/15/38	07/18/23	(191,430)
(1,447,290)	Uniform Mortgage-Backed Securities, 2.000%, due 07/15/53	07/13/23	(1,180,616)
(103,000)	Uniform Mortgage-Backed Securities, 2.500%, due 07/15/38	07/18/23	(93,782)
(68,000)	Uniform Mortgage-Backed Securities, 2.500%, due 07/15/53	07/13/23	(57,673)
(831,600)	Uniform Mortgage-Backed Securities, 2.500%, due 08/15/52	08/14/23	(706,340)
(53,000)	Uniform Mortgage-Backed Securities, 3.000%, due 07/15/38	07/18/23	(49,443)
(643,500)	Uniform Mortgage-Backed Securities, 3.000%, due 07/15/53	07/13/23	(566,456)
(21,000)	Uniform Mortgage-Backed Securities, 3.500%, due 07/15/38	07/18/23	(19,967)
(346,000)	Uniform Mortgage-Backed Securities, 3.500%, due 07/15/53	07/13/23	(315,333)
(195,100)	Uniform Mortgage-Backed Securities, 4.000%, due 08/15/53	08/14/23	(183,264)
	Total Sales Commitments Proceeds receivable $(4,274,675)		$(4,262,989)

(1)	Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.
(2)	Portfolio receives the exercise rate semi-annually and pays the floating rate index quarterly.

Currency Abbreviations

CAD	—	Canadian Dollar
EUR	—	EU Euro
GBP	—	British Pound
JPY	—	Japanese Yen
USD	—	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2023 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value

Asset Derivatives
Interest rate contracts	Investments in securities at value*	$1,097,487
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	5,257
Interest rate contracts	Variation margin receivable on futures contracts**	252,469
Interest rate contracts	Variation margin receivable on centrally cleared swaps**	1,516,737
Credit contracts	Variation margin receivable on centrally cleared swaps**	20,618
Interest rate contracts	Unrealized appreciation on OTC swap agreements	370,799
Total Asset Derivatives		$3,263,367
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$33,976
Interest rate contracts	Variation margin payable on futures contracts**	765,289
Interest rate contracts	Variation margin payable on centrally cleared swaps**	441,126
Interest rate contracts	Written options, at fair value	1,504,234
Total Liability Derivatives		$2,744,625

*	Includes purchased options.
**	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and centrally cleared swaps and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

See Accompanying Notes to Financial Statements

39

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2023 (UNAUDITED) (CONTINUED)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2023 was as follows:

		Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Foreign exchange contracts	$(73,535)	$(7,905)	$—	$—	$9,073	$(72,367)
Interest rate contracts	(240,888)	—	1,123,523	616,560	230,701	1,729,896
Total	$(314,423)	$(7,905)	$1,123,523	$616,560	$239,774	$1,657,529

		Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$20,618	$—	$20,618
Foreign exchange contracts	—	(18,112)	—	—	—	(18,112)
Interest rate contracts	786,271	—	(920,584)	(420,848)	(971,010)	(1,526,171)
Total	$786,271	$(18,112)	$(920,584)	$(400,230)	$(971,010)	$(1,523,665)

*	Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2023:

	Bank of America N.A.	Barclays Bank PLC	BNP Paribas	Citibank N.A.	JPMorgan Chase Bank N.A.	Societe Generale	UBS AG	Totals
Assets:
Forward foreign currency contracts	$—	$4,968	$—	$—	$—	$289	$—	$5,257
OTC Interest rate swaps	—	—	—	370,799	—	—	—	370,799
Total Assets	$—	$4,968	$—	$370,799	$—	$289	$—	$376,056

Liabilities:
Forward foreign currency contracts	$1,395	$5,143	$—	$—	$—	$289	$27,149	33,976
Written options	—	236,900	28,337	56,359	95,763	—	—	417,359
Total Liabilities	$1,395	$242,043	$28,337	$56,359	$95,763	$289	$27,149	$451,335

Net OTC derivative instruments by counterparty, at fair value	$(1,395)	$(237,075)	$(28,337)	$314,440	$(95,763)	$—	$(27,149)	$(75,279)

Total collateral pledged by the Portfolio/ (Received from counterparty)	$—	$—	$—	$(310,000)	$—	$—	$—	$(310,000)
Net Exposure(1)	$(1,395)	$(237,075)	$(28,337)	$4,440	$(95,763)	$—	$(27,149)	$(385,279)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $278,178,494.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$411,369
Gross Unrealized Depreciation	(24,015,528)
Net Unrealized Depreciation	$(23,604,159)

See Accompanying Notes to Financial Statements

40

VY® BrandywineGLOBAL - Bond Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2023 (UNAUDITED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 10.6%
		Consumer, Cyclical: 3.7%
1,230,000		General Motors Co., 5.200%, 04/01/2045	$1,050,493	0.5
3,045,000		Lowe’s Cos, Inc., 5.625%, 04/15/2053	3,045,604	1.4
3,990,000		Toyota Motor Credit Corp., 4.450%, 05/18/2026	3,932,997	1.8
			8,029,094	3.7

		Energy: 1.5%
530,000		Devon Energy Corp., 7.875%, 09/30/2031	602,818	0.3
2,120,000		Diamondback Energy, Inc., 6.250%, 03/15/2033	2,193,969	1.0
330,000		Hess Corp., 7.300%, 08/15/2031	362,074	0.1
180,000		Hess Corp., 7.875%, 10/01/2029	198,563	0.1
			3,357,424	1.5

		Financial: 4.8%
2,120,000		Equinix, Inc., 2.500%, 05/15/2031	1,728,193	0.8
2,235,000		Golub Capital BDC, Inc., 2.500%, 08/24/2026	1,934,797	0.9
4,270,000	(1)	Jackson National Life Global Funding, 6.242%, (SOFRRATE + 1.150%), 06/28/2024	4,276,167	1.9
2,610,000	(1)	Macquarie Group Ltd., 6.207%, 11/22/2024	2,608,018	1.2
			10,547,175	4.8

		Technology: 0.6%
1,720,000	(1)	Dell International LLC / EMC Corp., 3.375%, 12/15/2041	1,214,430	0.6
		Total Corporate Bonds/Notes (Cost $23,003,887)	23,148,123	10.6

U.S. GOVERNMENT AGENCY OBLIGATIONS: 43.3%
		Federal Home Loan Bank: 8.3%
18,200,000		4.875%,09/13/2024	18,071,701	8.3

		Government National Mortgage Association: 12.0%
5,584,802		5.000%,02/20/2053	5,492,027	2.5
6,040,003		5.000%,03/20/2053	5,939,666	2.7
3,560,000		5.000%,06/20/2053	3,500,861	1.6
2,252,442		5.500%,02/20/2053	2,243,851	1.0
4,070,434		5.500%,04/20/2053	4,054,307	1.9
2,794,241		5.500%,05/20/2053	2,783,170	1.3
2,080,000		5.500%,06/20/2053	2,072,051	1.0
			26,085,933	12.0

		Uniform Mortgage-Backed Securities: 23.0%
20,155,472		4.000%,06/01/2052	18,938,228	8.7
4,929,783		4.500%,09/01/2052	4,743,475	2.2
3,430,546		4.500%,09/01/2052	3,300,898	1.5
2,407,519		4.500%,10/01/2052	2,316,471	1.0
11,488,275		5.000%,11/01/2052	11,263,513	5.2
Principal Amount†		Value	Percentage of Net Assets

U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities: (continued)
1,231,957	5.000%,12/01/2052	$1,208,205	0.5
8,485,356	5.500%,11/01/2052	8,458,565	3.9
		50,229,355	23.0
	Total U.S. Government Agency Obligations (Cost $96,112,213)	94,386,989	43.3

U.S. TREASURY OBLIGATIONS: 43.1%
	U.S. Treasury Bonds: 24.4%
33,210,000	2.875%,05/15/2052	27,537,057	12.7
30,060,000	3.000%,08/15/2052	25,569,788	11.7
		53,106,845	24.4

	U.S. Treasury Floating Rate Notes: 10.9%
23,660,000	5.449%, (USBMMY 3M + 0.200%), 01/31/25	23,702,256	10.9

	U.S. Treasury Notes: 7.9%
16,780,000	4.125%,11/15/2032	17,149,684	7.8
	Total U.S. Treasury Obligations (Cost $97,047,929)	93,958,785	43.1
	Total Long-Term Investments (Cost $216,164,029)	211,493,897	97.0

Shares			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 1.5%
		Mutual Funds: 1.5%
3,370,433	(2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.990% (Cost $3,370,433)	3,370,433	1.5

		Total Short-Term Investments (Cost $3,370,433)	3,370,433	1.5
		Total Investments in Securities (Cost $219,534,462)	$214,864,330	98.5
		Assets in Excess of Other Liabilities	3,330,814	1.5
		Net Assets	$218,195,144	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Rate shown is the 7-day yield as of June 30, 2023.

Reference Rate Abbreviations:

SOFRRATE	1-day Secured Overnight Financing Rate
USBMMY3M	U.S. Treasury 3-month Bill Money Market Yield

See Accompanying Notes to Financial Statements

41

VY® BrandywineGLOBAL - Bond Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2023 (UNAUDITED) (CONTINUED)

Investment Type Allocation as of June 30, 2023
(as a percentage of net assets)

U.S. Government Agency Obligations	43.3%
U.S. Treasury Obligations	43.1%
Corporate Bonds/Notes	10.6%
Assets in Excess of Other Liabilities ,*	3.0%
Net Assets	100.0%

*	Includes short-term investments.

Portfolio holdings are subject to change daily.

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$23,148,123	$—	$23,148,123
U.S. Government Agency Obligations	—	94,386,989	—	94,386,989
U.S. Treasury Obligations	—	93,958,785	—	93,958,785
Short-Term Investments	3,370,433	—	—	3,370,433
Total Investments, at fair value	$3,370,433	$211,493,897	$—	$214,864,330
Liabilities Table
Other Financial Instruments+
Futures	$(1,689,798)	$—	$—	$(1,689,798)
Total Liabilities	$(1,689,798)	$—	$—	$(1,689,798)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2023, the following futures contracts were outstanding for VY® BrandywineGLOBAL - Bond Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 5-Year Note	768	09/29/23	$82,248,000	$(1,676,241)
U.S. Treasury Ultra 10-Year Note	114	09/20/23	13,501,875	(13,557)
			$95,749,875	$(1,689,798)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2023 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$1,689,798
Total Liability Derivatives		$1,689,798

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

See Accompanying Notes to Financial Statements

42

VY® BrandywineGLOBAL - Bond Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2023 (UNAUDITED) (CONTINUED)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2023 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures

Interest rate contracts	$322,500
Total	$322,500

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures

Interest rate contracts	(1,689,798)
Total	$(1,689,798)

At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $219,789,069.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$1,033,935
Gross Unrealized Depreciation	(7,648,472)
Net Unrealized Depreciation	$(6,614,537)

See Accompanying Notes to Financial Statements

43

Investment Adviser Voya Investments, LLC 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258	Custodian The Bank of New York Mellon 225 Liberty Street New York, New York 10286

Distributor Voya Investments Distributor, LLC 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258	Legal Counsel Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199
Transfer Agent BNY Mellon Investment Servicing (U.S.) Inc. 301 Bellevue Parkway Wilmington, Delaware 19809

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-VIT3AIS (0623-082123)

Semi-Annual Report

June 30, 2023

Classes ADV, I and S

Voya Investors Trust

■	Voya Global Perspectives® Portfolio

Effective January 24, 2023, the U.S. Securities and Exchange Commission adopted rule and form amendments to require mutual funds to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information deemed important for investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund’s investment objectives, risks, charges, expenses and other information. This information should be read carefully.

E-Delivery Sign-up — details inside INVESTMENT MANAGEMENT voyainvestments.com

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolio’s website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolio voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolio’s website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolio’s Forms NPORT-P are available on the SEC’s website at www.sec.gov. The Portfolio’s complete schedule of portfolio holdings, as filed on Form NPORT-P is available at: www.voyainvestments.com and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

(THIS PAGE INTENTIONALLY LEFT BLANK)

SHAREHOLDER EXPENSE EXAMPLE (Unaudited)

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023. The Portfolio’s expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds.

In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2023**	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2023**
Class ADV	$1,000.00	$1,051.30	0.52%	$2.64	$1,000.00	$1,022.22	0.52%	$2.61
Class I	1,000.00	1,054.20	0.22	1.12	1,000.00	1,023.70	0.22	1.10
Class S	1,000.00	1,051.30	0.47	2.39	1,000.00	1,022.46	0.47	2.36

*	The annualized expense ratios do not include expenses of underlying funds.
**	Expenses are equal to the Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

1

STATEMENT OF ASSETS AND LIABILITIES as of June 30, 2023 (Unaudited)

ASSETS:
Investments in affiliated underlying funds at fair value*	$66,967,270
Receivables:
Investments in affiliated underlying funds sold	1,042
Fund shares sold	135,049
Prepaid expenses	10
Reimbursement due from Investment Adviser	4,298
Other assets	10,072
Total assets	67,117,741
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	135,041
Payable for fund shares redeemed	8
Payable for investment management fees	11,024
Payable for distribution and shareholder service fees	14,767
Payable to custodian due to bank overdraft	1,055
Payable to trustees under the deferred compensation plan (Note 6)	10,072
Payable for trustee fees	174
Other accrued expenses and liabilities	22,996
Total liabilities	195,137
NET ASSETS	$66,922,604
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$71,110,657
Total distributable loss	(4,188,053)
NET ASSETS	$66,922,604

* Cost of investments in affiliated underlying funds	$72,500,646

Class ADV
Net assets	$59,879,384
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	6,484,210
Net asset value and redemption price per share	$9.23
Class I
Net assets	$6,984,262
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	748,865
Net asset value and redemption price per share	$9.33
Class S
Net assets	$58,958
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	6,392
Net asset value and redemption price per share	$9.22

See Accompanying Notes to Financial Statements

2

STATEMENT OF OPERATIONS for the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME:
Dividends from affiliated underlying funds	$1,314,846
Interest	103
Other	167
Total investment income	1,315,116
EXPENSES:
Investment management fees	68,970
Distribution and shareholder service fees:
Class ADV	184,496
Class S	82
Transfer agent fees:
Class ADV	4,452
Class I	530
Class S	12
Shareholder reporting expense	2,172
Professional fees	10,498
Custody and accounting expense	6,697
Trustee fees	869
Miscellaneous expense	5,025
Total expenses	283,803
Waived and reimbursed fees	(114,638)
Net expenses	169,165
Net investment income	1,145,951
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	(7,271,841)
Capital gain distributions from affiliated underlying funds	77,609
Net realized loss	(7,194,232)
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	9,598,671
Net change in unrealized appreciation (depreciation)	9,598,671
Net realized and unrealized gain	2,404,439
Increase in net assets resulting from operations	$3,550,390

See Accompanying Notes to Financial Statements

3

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
FROM OPERATIONS:
Net investment income	$1,145,951	$1,249,043
Net realized gain (loss)	(7,194,232)	6,828,579
Net change in unrealized appreciation (depreciation)	9,598,671	(24,855,083)
Increase (decrease) in net assets resulting from operations	3,550,390	(16,777,461)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(7,856,985)
Class I	—	(881,201)
Class S	—	(8,207)
Total distributions	—	(8,746,393)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	600,513	1,454,443
Reinvestment of distributions	—	8,746,393
	600,513	10,200,836
Cost of shares redeemed	(6,757,351)	(13,072,931)
Net decrease in net assets resulting from capital share transactions	(6,156,838)	(2,872,095)
Net decrease in net assets	(2,606,448)	(28,395,949)
NET ASSETS:
Beginning of year or period	69,529,052	97,925,001
End of year or period	$66,922,604	$69,529,052

See Accompanying Notes to Financial Statements

4

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)(1)	(%)(2)(3)(4)	(%)(2)(3)(4)	(%)(2)(3)(4)	(%)(2)(3)	($000’s)	(%)
Class ADV
06-30-23+	8.78	0.15•	0.30	0.45	—	—	—	—	—	9.23	5.13	0.89	0.52	0.52	3.29	59,879	36
12-31-22	12.08	0.15•	(2.29)	(2.14)	0.31	0.85	—	1.16	—	8.78	(17.69)	0.88	0.50	0.50	1.55	62,243	22
12-31-21	12.13	0.15•	0.54	0.69	0.41	0.33	—	0.74	—	12.08	5.74	0.87	0.52	0.52	1.27	88,974	40
12-31-20	11.17	0.34•	1.34	1.68	0.35	0.37	—	0.72	—	12.13	15.80	0.88	0.51	0.51	3.01	97,298	107
12-31-19	10.21	0.23•	1.57	1.80	0.37	0.47	—	0.84	—	11.17	17.97	0.87	0.48	0.48	2.07	95,446	13
12-31-18	11.46	0.23•	(1.06)	(0.83)	0.29	0.13	—	0.42	—	10.21	(7.50)	0.87	0.48	0.48	2.10	94,684	16
Class I
06-30-23+	8.85	0.16•	0.32	0.48	—	—	—	—	—	9.33	5.42	0.29	0.22	0.22	3.59	6,984	36
12-31-22	12.19	0.18•	(2.32)	(2.14)	0.35	0.85	—	1.20	—	8.85	(17.51)	0.28	0.20	0.20	1.85	7,219	22
12-31-21	12.23	0.19•	0.55	0.74	0.45	0.33	—	0.78	—	12.19	6.09	0.27	0.22	0.22	1.54	8,866	40
12-31-20	11.26	0.38•	1.35	1.73	0.39	0.37	—	0.76	—	12.23	16.13	0.28	0.21	0.21	3.31	9,437	107
12-31-19	10.29	0.26•	1.59	1.85	0.41	0.47	—	0.88	—	11.26	18.33	0.27	0.18	0.18	2.33	8,090	13
12-31-18	11.55	0.28•	(1.08)	(0.80)	0.33	0.13	—	0.46	—	10.29	(7.21)	0.27	0.18	0.18	2.48	8,051	16
Class S
06-30-23+	8.77	0.14•	0.31	0.45	—	—	—		—	9.22	5.13	0.54	0.47	0.47	3.17	59	36
12-31-22	12.08	0.16•	(2.30)	(2.14)	0.32	0.85	—	1.17	—	8.77	(17.66)	0.53	0.45	0.45	1.59	68	22
12-31-21	12.13	0.16•	0.54	0.70	0.42	0.33	—	0.75	—	12.08	5.84	0.52	0.47	0.47	1.29	85	40
12-31-20	11.18	0.34•	1.34	1.68	0.36	0.37	—	0.73	—	12.13	15.79	0.53	0.46	0.46	3.04	77	107
12-31-19	10.22	0.23	1.58	1.81	0.38	0.47	—	0.85	—	11.18	18.08	0.52	0.43	0.43	2.10	65	13
12-31-18	11.48	0.23	(1.06)	(0.83)	0.30	0.13	—	0.43	—	10.22	(7.47)	0.52	0.43	0.43	2.13	55	16

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

5

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust consists of twenty-two active separate investment series. The series included in this report is Voya Global Perspectives® Portfolio (“Global Perspectives” or the “Portfolio”), a diversified series of the Trust. The investment objective of the Portfolio is described in the Portfolio’s Prospectus.

The classes of shares included in this report are: Adviser (“Class ADV”), Institutional (“Class I”) and Service (“Class S”). With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolio. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolio. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolio.

The Portfolio seeks to achieve its investment objective by investing in affiliated investment companies that, in turn, invest directly in a wide range of portfolio securities (i.e., stocks and bonds). The investment companies in which the Portfolio invests are collectively referred to as the “Underlying Funds.”

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolio in the preparation of its financial statements. The Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. The Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of the Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The NAV per share of each class of the Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when the Portfolio is closed for business, Portfolio shares will not be priced and the Portfolio does not transact purchase and redemption orders. To the extent the Portfolio’s assets are traded in other markets on days when the Portfolio does not price its shares, the value of the Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of the Portfolio.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which the Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Portfolio assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of the Portfolio’s assets, the Investment Adviser, pursuant to its fair valuation policy,

6

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

may consider inputs from pricing service providers, broker-dealers, or the Portfolio’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine the Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Portfolio.

The Portfolio’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the portfolio can access at the reporting date.

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 – unobservable inputs (including the portfolio’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing the Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.

Each investment asset or liability of the Portfolio is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Portfolio classifies each of its investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing the Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when the Portfolio has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as dividends from underlying funds in the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statement of Operations as such. Realized gains and losses are reported on the basis of identified cost of securities sold.

7

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

C. Foreign Currency Translation. The books and records of the Portfolio are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolio does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Distributions to Shareholders. The Portfolio records distributions to its shareholders on the ex-dividend date. The Portfolio declares and pays dividends and capital gain distributions, if any, annually. The Portfolio may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E. Federal Income Taxes. It is the policy of the Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, no federal income tax provision is required. Management has considered the sustainability of the Portfolio’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized.

The Portfolio may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENTS IN UNDERLYING FUNDS

For the period ended June 30, 2023, the cost of purchases and the proceeds from the sales of the Underlying Funds were as follows:

Purchases	Sales
$24,259,616	$29,249,453

8

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolio has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolio. The Investment Adviser oversees all investment management and portfolio management services for the Portfolio and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolio, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on: 0.20% of average daily net assets invested in affiliated Underlying Funds and 0.40%of the average daily net assets invested in unaffiliated Underlying Funds and/or other direct investments.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Portfolio and is paid by the Investment Adviser based on the average daily net assets of the Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolio’s assets in accordance with the Portfolio’s investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

The Trust has entered into a shareholder service plan (the “Agreement”) for the Class S shares of the Portfolio. The Agreement compensates the Distributor for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S. Under the Agreement, the Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S shares.

Class ADV shares have a shareholder service and distribution plan. Class ADV shares pay a shareholder service fee of 0.25% and a distribution fee of 0.35% of the Portfolio’s average daily net assets attributable to Class ADV shares. The Distributor has contractually agreed to waive 0.30% of the distribution fee for Class ADV shares of the Portfolio, so the actual fee paid by Class ADV shares is an annual rate of 0.05%. This waiver is not eligible for recoupment. Termination or modification of this waiver requires approval by the Board.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2023, the following direct or indirect, wholly-owned subsidiary of Voya Financial, Inc. owned more than 5% of the Portfolio:

Subsidiary	Percentage
Voya Retirement Insurance and Annuity Company	7.55%

The Portfolio has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolio. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Portfolio purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Portfolio, and will not materially affect the Portfolio’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Portfolio may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2023, the per account fees for affiliated recordkeeping services paid by the Portfolio were $4,822.

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the Portfolio whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses to the levels listed below:

Class ADV(1)(2)	Class I(1)(2)	Class S(1)(2)
1.55%	0.95%	1.20%

(1)	The operating expense limits shown take into account the operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by the Portfolio will vary based on the Portfolio’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

(2)	Pursuant to a side letter through May 1, 2024, the total expense limits including the operating expenses incurred at the Underlying Fund level are 1.09%, 0.83% and 1.08% for Class ADV, Class I, and Class S, respectively. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser may at a later date recoup from the Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.

9

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

As of June 30, 2023, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

June 30,
2024	2025	2026	Total
$46,994	$51,190	$56,886	$155,070

The Expense Limitation Agreement is contractual through May 1, 2024 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective June 12, 2023, the Portfolio, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of

$400,000,000 through June 10, 2024. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 12, 2023, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 12, 2023.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Portfolio did not utilize the line of credit during the period ended June 30, 2023.

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Class ADV
6/30/2023	18,310	—	—	(623,286)	(604,976)	168,808	—	—	(5,699,963)	(5,531,155)
12/31/2022	46,328	—	898,969	(1,221,786)	(276,489)	460,747	—	7,856,985	(12,012,035)	(3,694,303)
Class I
6/30/2023	46,683	—	—	(113,100)	(66,417)	431,332	—	—	(1,044,939)	(613,607)
12/31/2022	99,103	—	100,136	(111,502)	87,737	993,696	—	881,201	(1,058,537)	816,360
Class S
6/30/2023	42	—	—	(1,362)	(1,320)	373	—	—	(12,449)	(12,076)
12/31/2022	—	—	941	(261)	680	—	—	8,207	(2,359)	5,848

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains and wash sale deferrals.

Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

10

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

The tax composition of dividends and distributions to shareholders was as follows:

Year Ended December 31, 2022		Year Ended December 31, 2021
Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
$4,015,019	$4,731,374	$5,067,038	$1,001,779

The tax-basis components of distributable earnings as of December 31, 2022 were:

Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Total Distributable Earnings/(Loss)
$4,193,330	$4,234,936	$(16,166,709)	$(7,738,443)

At December 31, 2022, the Portfolio did not have any capital loss carryforwards for U.S. federal income tax purposes.

The Portfolio’s major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state.

As of June 30, 2023, no provision for income tax is required in the Portfolio’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 11 — LONDON INTERBANK OFFERED RATE (“LIBOR”)

In 2017, the UK Financial Conduct Authority announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. On March 5, 2021, ICE Benchmark Administration, the administrator of LIBOR, stated that non-U.S. dollar LIBOR reference rates and the one-week and two-month LIBOR reference rates ceased to be provided or no longer would be representative immediately after December 31, 2021 and the remaining more commonly used LIBOR settings will cease to be provided or no longer would be representative immediately after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. Dollar LIBOR and the Sterling Overnight Interbank Average Rate for Sterling LIBOR).

Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on the Portfolio’s existing investments (including, for example, fixed-income investments, senior loans, CLOs and CDOs, and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of the Portfolio; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on the Portfolio.

NOTE 12 — LIQUIDITY

Consistent with Rule 22e-4 under the 1940 Act, the Portfolio has established a liquidity risk management program to govern its approach to managing liquidity risk (the “Program”). The Board has approved the designation of the Portfolio’s Investment Adviser, Voya Investments, as the program administrator (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program and has formed a Liquidity Risk Management Committee (the “Committee”) to assess and review, on an ongoing basis, the Portfolio’s liquidity risk.

The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of liquidity risk factors and the periodic classification (or re-classification, as necessary) of the Portfolio’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee’s assessment of the investments’ liquidity under current market conditions. The Committee also utilizes Portfolio-specific data, including information regarding the Portfolio’s shareholder base, characteristics of its investments, access to borrowing arrangements and historical redemptions to determine whether the Portfolio to meet its redemption obligations in a timely manner.

11

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 12 — LIQUIDITY (continued)

During the period covered by the annual assessment, January 1, 2022 through December 31, 2022, the Program supported the Portfolio’s ability to honor redemption requests in a timely manner and the Program Administrator’s management of the Portfolio’s liquidity risk, including during any periods of market volatility and net redemptions.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Portfolio’s prospectus for more information regarding the Portfolio’s exposure to liquidity risk and other risks.

NOTE 13 — MARKET DISRUPTION

The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of the Portfolio’s investments, including beyond the Portfolio’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have recently experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Portfolio’s investments. Any of these occurrences could disrupt the operations of the Portfolio and of the Portfolio’s service providers.

NOTE 14 — OTHER ACCOUNTING PRONOUNCEMENTS

In June 2022, the FASB issued Accounting Standards Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, early adoption is permitted. The amendment was early adopted. Management expects that the adoption of the guidance will not have a material impact on the Portfolio’s financial statements.

NOTE 15 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2023, the Portfolio declared dividends and distributions of:

	Per Share Amounts
	Net Investment Income	Long-term Capital Gains	Payable Date	Record Date
Class ADV	$0.5800	$0.6321	July 14, 2023	July 12, 2023
Class I	$0.6128	$0.6321	July 14, 2023	July 12, 2023
Class S	$0.5848	$0.6321	July 14, 2023	July 12, 2023

The Portfolio has evaluated events occurring after the Statement of Assets and Liabilities date through the date that the financials statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

12

Voya Global Perspectives® Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: 100.1%
	Affiliated Investment Companies: 100.1%
352,846	Voya Emerging Markets Index Portfolio — Class I	$3,344,984	5.0
1,578,536	Voya Global Bond Fund — Class R6	11,460,168	17.1
1,563,009	Voya GNMA Income Fund — Class R6	11,503,746	17.2
1,401,559	Voya High Yield Portfolio — Class I	11,773,096	17.6
152,751	Voya Index Plus LargeCap Portfolio — Class I	3,615,610	5.4
327,250	Voya International Index Portfolio — Class I	3,449,219	5.2
Shares			Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
		Affiliated Investment Companies: (continued)
751,402	(1)	Voya MidCap Opportunities Portfolio — Class R6	$3,576,672	5.3
248,084		Voya Small Company Portfolio — Class R6	3,426,038	5.1
1,257,060		Voya U.S. Bond Index Portfolio — Class I	11,489,527	17.2
345,250		VY® CBRE Global Real Estate Portfolio — Class I	3,328,210	5.0
		Total Mutual Funds (Cost $72,500,646)	66,967,270	100.1
		Liabilities in Excess of Other Assets	(44,666)	(0.1)
		Net Assets	$66,922,604	100.0

(1)	Non-income producing security.

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Mutual Funds	$66,967,270	$—	$—	$66,967,270
Total Investments, at fair value	$66,967,270	$—	$—	$66,967,270

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2023, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2023	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio — Class I	$7,112,094	$278,954	$(5,075,598)	$1,029,534	$3,344,984	$268,500	$(981,883)	$—
Voya Global Bond Fund — Class R6	6,793,893	5,751,175	(1,220,110)	135,210	11,460,168	189,495	(276,992)	—
Voya GNMA Income Fund — Class R6	6,576,328	5,977,016	(1,090,836)	41,238	11,503,746	171,100	(147,446)	—
Voya High Yield Portfolio — Class I	6,792,581	5,820,346	(1,037,918)	198,087	11,773,096	297,801	(93,452)	—
Voya Index Plus LargeCap Portfolio — Class I	6,939,156	128,780	(5,530,586)	2,078,260	3,615,610	33,522	(1,382,159)	77,609
Voya International Index Portfolio — Class I	7,682,051	180,794	(4,618,061)	204,435	3,449,219	170,341	346,676	—
Voya MidCap Opportunities Portfolio — Class R6	6,806,880	149,925	(6,874,072)	3,493,939	3,576,672	—	(2,763,630)	—

See Accompanying Notes to Financial Statements

13

Voya Global Perspectives® Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2023 (Unaudited) (continued)

Issuer	Beginning Fair Value at 12/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2023	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Small Company Portfolio — Class R6	$7,259,118	$28,138	$(5,593,169)	$1,731,951	$3,426,038	$17,685	$(1,362,964)	$—
Voya U.S. Bond Index Portfolio — Class I	6,603,630	5,934,032	(1,156,659)	108,524	11,489,527	166,402	(213,541)	—
VY® CBRE Global Real Estate Portfolio — Class I	6,986,937	10,454	(4,246,674)	577,493	3,328,210	—	(396,450)	—
	$69,552,668	$24,259,614	$(36,443,683)	$9,598,671	$66,967,270	$1,314,846	$(7,271,841)	$77,609

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $73,535,308.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$676,654
Gross Unrealized Depreciation	(7,244,692)
Net Unrealized Depreciation	$(6,568,038)

See Accompanying Notes to Financial Statements

14

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Investment Adviser

Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor

Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian The Bank of New York Mellon 225 Liberty Street New York, New York 10286 Legal Counsel Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com	VPSAR-VITFOFAIS (0622-081823)

Voya Investment Management

Semi-Annual Report

June 30, 2023
Classes ADV and I
Voya Investors Trust

■	Voya Retirement Conservative Portfolio	■	Voya Retirement Moderate Portfolio
■	Voya Retirement Growth Portfolio	■	Voya Retirement Moderate Growth Portfolio

Effective January 24, 2023, the U.S. Securities and Exchange Commission adopted rule and form amendments to require mutual funds to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information deemed important for investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

  E-Delivery Sign-up — details inside

INVESTMENT MANAGEMENT voyainvestments.com

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

(THIS PAGE INTENTIONALLY LEFT BLANK)

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2023**	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2023**
Voya Retirement Conservative Portfolio
Class ADV	$1,000.00	$1,046.90	0.53%	$2.69	$1,000.00	$1,022.17	0.53%	$2.66
Class I	1,000.00	1,048.60	0.28	1.42	$1,000.00	1,023.41	0.28	1.40
Voya Retirement Growth Portfolio
Class ADV	$1,000.00	$1,111.20	0.68%	$3.56	$1,000.00	$1,021.42	0.68%	$3.41
Class I	1,000.00	1,114.30	0.26	1.36	1,000.00	1,023.51	0.26	1.30
Voya Retirement Moderate Portfolio
Class ADV	$1,000.00	$1,064.60	0.61%	$3.12	$1,000.00	$1,021.77	0.61%	$3.06
Class I	1,000.00	1,066.80	0.27	1.38	1,000.00	1,023.46	0.27	1.35
Voya Retirement Moderate Growth Portfolio
Class ADV	$1,000.00	$1,094.20	0.66%	$3.43	$1,000.00	$1,021.52	0.66%	$3.31
Class I	1,000.00	1,096.50	0.27	1.40	1,000.00	1,023.46	0.27	1.35

*	The annualized expense ratios do not include expenses of the underlying funds.
**	Expenses are equal to each Portfolios’ respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

1

STATEMENT OF ASSETS AND LIABILITIES as of June 30, 2023 (Unaudited)

	Voya Retirement Conservative Portfolio	Voya Retirement Growth Portfolio	Voya Retirement Moderate Portfolio	Voya Retirement Moderate Growth Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$292,720,886	$1,897,504,409	$713,254,289	$1,291,918,002
Investments in unaffiliated underlying funds at fair value**	18,613,474	—	14,480,956	—
Cash	140,805	905,728	341,689	621,126
Receivables:
Investments in affiliated underlying funds sold	—	794,180	18,753	392,776
Fund shares sold	208,570	869	38,577	6,107
Interest	2,025	1,408	678	932
Prepaid expenses	50	299	117	206
Other assets	16,253	135,939	54,392	93,529
Total assets	311,702,063	1,899,342,832	728,189,451	1,293,032,678
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	208,254	—	—	—
Payable for fund shares redeemed	356	794,988	57,330	398,864
Payable for investment management fees	62,772	373,179	144,966	254,253
Payable for distribution and shareholder service fees	64,263	637,142	197,082	401,600
Payable to trustees under the deferred compensation plan (Note 6)	16,253	135,939	54,392	93,529
Payable for trustee fees	789	4,662	1,830	3,203
Other accrued expenses and liabilities	26,454	151,659	62,107	103,846
Total liabilities	379,141	2,097,569	517,707	1,255,295
NET ASSETS	$311,322,922	$1,897,245,263	$727,671,744	$1,291,777,383
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$293,682,914	$1,688,534,746	$733,455,966	$1,199,857,384
Total distributable earnings (loss)	17,640,008	208,710,517	(5,784,222)	91,919,999
NET ASSETS	$311,322,922	$1,897,245,263	$727,671,744	$1,291,777,383

* Cost of investments in affiliated underlying funds	$284,073,796	$1,884,065,284	$758,876,851	$1,313,564,539
** Cost of investments in unaffiliated underlying funds	$19,240,694	$—	$15,380,694	$—

See Accompanying Notes to Financial Statements

2

STATEMENT OF ASSETS AND LIABILITIES as of June 30, 2023 (Unaudited) (continued)

	Voya Retirement Conservative Portfolio	Voya Retirement Growth Portfolio	Voya Retirement Moderate Portfolio	Voya Retirement Moderate Growth Portfolio
Class ADV
Net assets	$310,598,565	$1,850,143,516	$705,853,675	$1,267,667,992
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	39,708,747	156,862,571	71,344,685	117,398,074
Net asset value and redemption price per share	$7.82	$11.79	$9.89	$10.80
Class I
Net assets	$724,357	$47,101,747	$21,818,069	$24,109,391
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	90,708	3,962,588	2,169,366	2,257,764
Net asset value and redemption price per share	$7.99	$11.89	$10.06	$10.68

See Accompanying Notes to Financial Statements

3

STATEMENTS OF OPERATIONS for the Six Months Ended June 30, 2023 (Unaudited)

	Voya Retirement Conservative Portfolio	Voya Retirement Growth Portfolio	Voya Retirement Moderate Portfolio	Voya Retirement Moderate Growth Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$4,499,375	$25,510,694	$10,959,831	$15,941,246
Dividends from unaffiliated underlying funds	111,440	329,093	201,156	150,066
Interest	5,569	21,474	8,812	14,342
Other	753	4,433	1,746	3,049
Total investment income	4,617,137	25,865,694	11,171,545	16,108,703
EXPENSES:
Investment management fees	383,708	2,246,738	885,614	1,537,324
Distribution and shareholder service fees:
Class ADV	780,388	4,510,391	1,760,561	3,116,209
Transfer agent fees:
Class ADV	20,506	15,406	20,105	20,729
Class I	50	383	612	394
Shareholder reporting expense	2,172	3,439	4,525	1,991
Professional fees	8,688	47,603	19,729	32,580
Custody and accounting expense	14,480	63,358	28,960	47,422
Trustee fees	3,945	23,314	9,150	16,015
Miscellaneous expense	9,966	41,879	18,807	31,352
Total expenses	1,223,903	6,952,511	2,748,063	4,804,016
Waived and reimbursed fees	(387,096)	(677,491)	(558,842)	(689,349)
Net expenses	836,807	6,275,020	2,189,221	4,114,667
Net investment income	3,780,330	19,590,674	8,982,324	11,994,036
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	8,105	(2,806,067)	(811,677)	(977,889)
Sale of unaffiliated underlying funds	375,884	3,486,692	883,232	1,603,142
Capital gain distributions from affiliated underlying funds	–	16,030,554	1,426,168	6,228,724
Net realized gain	383,989	16,711,179	1,497,723	6,853,977
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	10,717,106	164,192,542	36,338,409	98,294,109
Unaffiliated underlying funds	(239,497)	(3,160,153)	(499,046)	(1,453,112)
Net change in unrealized appreciation (depreciation)	10,477,609	161,032,389	35,839,363	96,840,997
Net realized and unrealized gain	10,861,598	177,743,568	37,337,086	103,694,974
Increase in net assets resulting from operations	$14,641,928	$197,334,242	$46,319,410	$115,689,010

See Accompanying Notes to Financial Statements

4

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Retirement Conservative Portfolio		Voya Retirement Growth Portfolio
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
FROM OPERATIONS:
Net investment income	$3,780,330	$5,736,444	$19,590,674	$22,453,401
Net realized gain	383,989	4,255,505	16,711,179	154,477,923
Net change in unrealized appreciation (depreciation)	10,477,609	(67,019,906)	161,032,389	(585,866,083)
Increase (decrease) in net assets resulting from operations	14,641,928	(57,027,957)	197,334,242	(408,934,759)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(41,560,326)	—	(288,170,964)
Class I	—	(67,352)	—	(6,875,231)
Total distributions	—	(41,627,678)	—	(295,046,195)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	5,824,948	16,835,967	7,252,606	7,324,511
Reinvestment of distributions	—	41,627,572	—	295,046,195
	5,824,948	58,463,539	7,252,606	302,370,706
Cost of shares redeemed	(26,589,304)	(63,982,725)	(143,089,326)	(299,662,797)
Net increase (decrease) in net assets resulting from capital share transactions	(20,764,356)	(5,519,186)	(135,836,720)	2,707,909
Net increase (decrease) in net assets	(6,122,428)	(104,174,821)	61,497,522	(701,273,045)
NET ASSETS:
Beginning of year or period	317,445,350	421,620,171	1,835,747,741	2,537,020,786
End of year or period	$311,322,922	$317,445,350	$1,897,245,263	$1,835,747,741

See Accompanying Notes to Financial Statements

5

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Retirement Moderate Portfolio		Voya Retirement Moderate Growth Portfolio
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
FROM OPERATIONS:
Net investment income	$8,982,324	$10,980,521	$11,994,036	$16,282,969
Net realized gain	1,497,723	29,933,428	6,853,977	92,826,787
Net change in unrealized appreciation (depreciation)	35,839,363	(185,833,398)	96,840,997	(384,543,085)
Increase (decrease) in net assets resulting from operations	46,319,410	(144,919,449)	115,689,010	(275,433,329)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(101,345,162)	—	(185,803,529)
Class I	—	(2,943,813)	—	(3,388,389)
Total distributions	—	(104,288,975)	—	(189,191,918)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	5,413,529	9,680,117	4,633,626	11,645,560
Reinvestment of distributions	—	104,288,975	—	189,191,918
	5,413,529	113,969,092	4,633,626	200,837,478
Cost of shares redeemed	(56,312,263)	(120,728,649)	95,380,470)	(217,709,875)
Net decrease in net assets resulting from capital share transactions	(50,898,734	(6,759,557)	(90,746,844)	(16,872,397)
Net increase (decrease) in net assets	(4,579,324)	(255,967,981)	24,942,166	(481,497,644)
NET ASSETS:
Beginning of year or period	732,251,068	988,219,049	1,266,835,217	1,748,332,861
End of year or period	$727,671,744	$732,251,068	$1,291,777,383	$1,266,835,217

See Accompanying Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)(1)	(%)(2)(3)(4)	(%)(2)(3)(4)	(%)(2)(3)(4)	(%)(2)(3)	($ 000’s)	(%)
Voya Retirement Conservative Portfolio
Class ADV
06-30-23+	7.47	0.09•	0.26	0.35	—	—	—	—	—	7.82	4.69	0.78	0.53	0.53	2.41	310,599	16
12-31-22	9.87	0.13•	(1.49)	(1.36)	0.19	0.85	—	1.04	—	7.47	(13.99)	0.78	0.53	0.53	1.61	316,601	22
12-31-21	9.84	0.12•	0.33	0.45	0.21	0.21	—	0.43	—	9.87	4.69	0.79	0.54	0.54	1.22	420,230	26
12-31-20	9.31	0.18	0.75	0.93	0.17	0.23	—	0.40	—	9.84	10.33	0.77	0.52	0.52	1.90	444,944	27
12-31-19	8.57	0.17	0.98	1.15	0.17	0.24	—	0.41	—	9.31	13.61	0.78	0.53	0.53	1.82	424,756	24
12-31-18	9.24	0.17	(0.41)	(0.24)	0.17	0.26	—	0.43	—	8.57	(2.74)	0.77	0.52	0.52	1.74	400,267	33
Class I
06-30-23+	7.62	0.10•	0.27	0.37	—	—	—	—	—	7.99	4.86	0.28	0.28	0.28	2.61	724	16
12-31-22	10.04	0.16•	(1.51)	(1.35)	0.22	0.85	—	1.06	—	7.62	(13.68)	0.28	0.28	0.28	1.84	844	22
12-31-21	10.01	0.15•	0.33	0.48	0.24	0.21	—	0.45	—	10.04	4.87	0.29	0.29	0.29	1.46	1,390	26
12-31-20	9.45	0.24•	0.75	0.99	0.20	0.23	—	0.43	—	10.01	10.77	0.27	0.27	0.27	2.47	1,276	27
12-31-19	8.70	0.21•	0.98	1.19	0.20	0.24	—	0.44	—	9.45	13.81	0.28	0.28	0.28	2.31	123	24
12-31-18	10.96	0.25	0.21	(0.22)	0.20	0.26	—	0.46	—	8.70	(2.54)	0.27	0.27	0.27	2.11	34	33
Voya Retirement Growth Portfolio
Class ADV
06-30-23+	10.61	0.12•	1.06	1.18	—	—	—	—	—	11.79	11.12	0.76	0.68	0.68	2.11	1,850,144	14
12-31-22	15.03	0.13•	(2.68)	(2.55)	0.14	1.73	—	1.88	—	10.61	(16.71)	0.76	0.68	0.68	1.08	1,791,695	19
12-31-21	13.80	0.10•	2.00	2.10	0.25	0.62	—	0.87	—	15.03	15.52	0.77	0.69	0.69	0.66	2,483,104	21
12-31-20	13.00	0.20•	1.44	1.64	0.30	0.54	—	0.84	—	13.80	13.64	0.76	0.68	0.68	1.62	2,499,847	27
12-31-19	11.74	0.26•	2.20	2.46	0.24	0.96	—	1.20	—	13.00	21.55	0.76	0.68	0.68	2.04	2,553,927	40
12-31-18	13.99	0.20•	(1.13)	(0.93)	0.23	1.09	—	1.32	—	11.74	(7.47)	0.76	0.68	0.68	1.49	2,449,356	20
Class I
06-30-23+	10.67	0.14•	1.08	1.22	—	—	—	—	—	11.89	11.43	0.26	0.26	0.26	2.54	47,102	14
12-31-22	15.12	0.19•	(2.70)	(2.51)	0.21	1.73	—	1.95	—	10.67	(16.32)	0.26	0.26	0.26	1.55	44,053	19
12-31-21	13.88	0.16•	2.01	2.17	0.31	0.62	—	0.93	—	15.12	15.96	0.27	0.27	0.27	1.12	53,917	21
12-31-20	13.08	0.27	1.43	1.70	0.36	0.54	—	0.90	—	13.88	14.11	0.26	0.26	0.26	2.07	51,526	27
12-31-19	11.81	0.31•	2.22	2.53	0.30	0.96	—	1.26	—	13.08	22.09	0.26	0.26	0.26	2.48	47,961	40
12-31-18	14.07	0.26	(1.13)	(0.87)	0.30	1.09	—	1.39	—	11.81	(7.05)	0.26	0.26	0.26	1.94	44,463	20
Voya Retirement Moderate Portfolio
Class ADV
06-30-23+	9.29	0.12•	0.48	0.60	—	—	—	—	—	9.89	6.46	0.77	0.61	0.61	2.46	705,854	15
12-31-22	12.63	0.14•	(2.04)	(1.90)	0.19	1.25	—	1.44	—	9.29	(15.17)	0.77	0.61	0.61	1.33	710,975	19
12-31-21	12.24	0.12•	1.03	1.15	0.24	0.52	—	0.77	—	12.63	9.64	0.78	0.62	0.62	0.94	962,098	26
12-31-20	11.55	0.20•	1.14	1.34	0.25	0.40	—	0.65	—	12.24	12.17	0.77	0.61	0.61	1.73	988,153	28
12-31-19	10.51	0.22•	1.54	1.76	0.22	0.50	—	0.72	—	11.55	17.14	0.77	0.61	0.61	1.96	1,008,727	31
12-31-18	11.79	0.19•	(0.75)	(0.56)	0.21	0.51	—	0.72	—	10.51	(5.07)	0.77	0.61	0.61	1.68	972,232	27
Class I
06-30-23+	9.43	0.14•	0.49	0.63	—	—	—	—	—	10.06	6.68	0.27	0.27	0.27	2.81	21,818	15
12-31-22	12.81	0.18•	(2.07)	(1.89)	0.24	1.25	—	1.49	—	9.43	(14.87)	0.27	0.27	0.27	1.70	21,276	19
12-31-21	12.40	0.17•	1.05	1.22	0.29	0.52	—	0.81	—	12.81	10.05	0.28	0.28	0.28	1.31	26,121	26
12-31-20	11.70	0.24	1.15	1.39	0.29	0.40	—	0.69	—	12.40	12.51	0.27	0.27	0.27	2.06	22,906	28
12-31-19	10.64	0.25	1.58	1.83	0.27	0.50	—	0.77	—	11.70	17.56	0.27	0.27	0.27	2.35	21,441	31
12-31-18	11.93	0.24	(0.76)	(0.52)	0.26	0.51	—	0.77	—	10.64	(4.73)	0.27	0.27	0.27	2.03	17,307	27

See Accompanying Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)(1)	(%)(2)(3)(4)	(%)(2)(3)(4))	(%)(2)(3)(4)	(%)(2)(3	($000’s)	(%)
Voya Retirement Moderate Growth Portfolio
Class ADV
06-30-23+	9.87	0.10•	0.83	0.93	—	—	—	—	—	10.80	9.42	0.77	0.66	0.66	1.88	1,267,668	11
12-31-22	13.71	0.13•	(2.37)	(2.24)	0.16	1.44	—	1.60	—	9.87	(16.30)	0.76	0.65	0.65	1.13	1,243,439	18
12-31-21	12.79	0.10•	1.64	1.74	0.24	0.58	—	0.82	—	13.71	13.92	0.77	0.66	0.66	0.77	1,720,105	20
12-31-20	12.10	0.20•	1.29	1.49	0.27	0.53	—	0.80	—	12.79	13.15	0.76	0.65	0.65	1.66	1,736,505	28
12-31-19	10.97	0.23•	1.91	2.14	0.23	0.78	—	1.01	—	12.10	20.02	0.76	0.65	0.65	1.98	1,769,060	39
12-31-18	12.80	0.19•	(0.91)	(0.72)	0.22	0.89	—	1.11	—	10.97	(6.30)	0.76	0.65	0.65	1.56	1,716,501	22
Class I
06-30-23+	9.74	0.12•	0.82	0.94	—	—	—	—	—	10.68	9.65	0.27	0.27	0.27	2.27	24,109	11
12-31-22	13.58	0.18•	(2.36)	(2.18)	0.22	1.44	—	1.66	—	9.74	(16.01)	0.26	0.26	0.26	1.59	23,397	18
12-31-21	12.67	0.16•	1.62	1.78	0.29	0.58	—	0.87	—	13.58	14.41	0.27	0.27	0.27	1.20	28,228	20
12-31-20	12.00	0.25	1.27	1.52	0.32	0.53	—	0.85	—	12.67	13.59	0.26	0.26	0.26	2.10	24,726	28
12-31-19	10.90	0.29	1.87	2.16	0.28	0.78	—	1.06	—	12.00	20.40	0.26	0.26	0.26	2.41	22,520	39
12-31-18	12.73	0.24•	(0.90)	(0.66)	0.28	0.89	—	1.17	—	10.90	(5.90)	0.26	0.26	0.26	1.97	19,816	22

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

8

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust currently consists of twenty-two active separate investment series. The four series (each, a “Portfolio” and collectively, the “Portfolios”) included in this report are: Voya Retirement Conservative Portfolio (“Conservative”), Voya Retirement Growth Portfolio (“Growth”), Voya Retirement Moderate Portfolio (“Moderate”) and Voya Retirement Moderate Growth Portfolio (“Moderate Growth”), each a diversified series of the Trust.

The classes of shares included in this report are: Adviser (“Class ADV”) and Institutional (“Class I”). With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

Each Portfolio seeks to achieve its investment objective by investing in other investment companies (“Underlying Funds”) and uses asset allocation strategies to determine how much to invest in the Underlying Funds. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Portfolio assets, the asset is priced at its fair value. The Board

9

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Portfolio’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Portfolio’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

The Portfolios’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the portfolio can access at the reporting date.

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 – unobservable inputs (including the portfolio’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Portfolio’s investments under these levels of classification is included within each Portfolio of Investments.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing each Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as dividends from underlying funds in the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on

10

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the ex-dividend date and are recorded on the Statements of Operations as such. Realized gains and losses are reported on the basis of identified cost of securities sold.

C. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Each Portfolio declares and pays dividends and capital gain distributions, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

D. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

E. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENTS IN UNDERLYING FUNDS

For the period ended June 30, 2023, the cost of purchases and the proceeds from the sales of the Underlying Funds were as follows:

	Purchases	Sales
Conservative	$51,712,248	$68,500,593
Growth	266,960,657	382,709,616
Moderate	106,997,025	148,563,796
Moderate Growth	139,823,024	218,332,341

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on: 0.24% of each Portfolio’s average daily net assets invested in affiliated Underlying Funds and 0.34% of each Portfolio’s average daily net assets invested in unaffiliated Underlying Funds and/or other direct investments.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.

11

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 5 — DISTRIBUTION AND SERVICE FEES

The Trust has entered into a shareholder service and distribution plan (the “Agreement”) for the Class ADV shares of each Portfolio. The Agreement compensates the Distributor for the provision of shareholder services and/or account maintenance services and the distribution of shares to direct or indirect beneficial owners of Class ADV shares. Under the Agreement, each Portfolio makes payments to the Distributor a shareholder service fee of 0.25% and a distribution fee of 0.25% of each Portfolio’s average daily net assets attributable to Class ADV shares. The Distributor has contractually agreed to waive 0.2480%, 0.0751%, 0.1587% and 0.1106% of the distribution fee for the Class ADV shares of Conservative, Growth, Moderate and Moderate Growth, respectively. The actual distribution fee to be paid by Conservative, Growth, Moderate and Moderate Growth is at an annual rate of 0.002%, 0.1749%, 0.0913% and 0.1394%, respectively. Any fees waived are not subject to recoupment. Termination or modification of this obligation requires approval by the Board.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2023, the following direct or indirect, wholly-owned subsidiary of Voya Financial, Inc. owned more than 5% of the following Portfolios:

Subsidiary	Portfolio	Percentage
Voya Institutional Trust Company	Conservative	26.36%
	Moderate	11.69
	Moderate Growth	6.49

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2023, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:

Portfolio	Amount
Conservative	$ 20,342
Growth	14,781
Moderate	20,316
Moderate Growth	20,331

NOTE 7 — EXPENSE LIMITATION AGREEMENT

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Portfolio whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses and extraordinary expenses to the levels listed below:

Portfolio(1)	Class ADV	Class I
Conservative	0.92%	0.67%
Growth	1.07%	0.82%
Moderate	1.00%	0.75%
Moderate Growth	1.04%	0.79%

(1)	The operating expense limits take into account the operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by each Portfolio will vary based on each Portfolio’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

The Investment Adviser may at a later date recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of June 30, 2023, the Portfolios did not have any amount of waived and/or reimbursed fees that would be subject to possible recoupment.

The Expense Limitation Agreement is contractual through May 1, 2024 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

12

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 8 — LINE OF CREDIT

Effective June 12, 2023, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 10, 2024. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 12, 2023, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 12, 2023.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Portfolios did not utilize the line of credit during the period ended June 30, 2023.

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Conservative
Class ADV
6/30/2023	742,599	—	—	(3,429,484)	(2,686,885)	5,740,797	—	—	(26,345,332)	(20,604,535)
12/31/2022	1,900,629	—	5,461,278	(7,549,773)	(187,866)	16,342,278	—	41,560,326	(63,096,110)	(5,193,506)
Class I
6/30/2023	10,587	—	—	(30,724)	(20,137)	84,151	—	—	(243,972)	(159,821)
12/31/2022	63,322	—	8,677	(99,540)	(27,541)	493,689	—	67,246	(886,615)	(325,680)
Growth
Class ADV
6/30/2023	516,530	—	—	(12,514,189)	(11,997,659)	5,797,460	—	—	(139,802,214)	(134,004,754)
12/31/2022	484,601	—	27,576,169	(24,459,315)	3,601,455	5,888,559	—	288,170,963	(297,112,984)	(3,053,462)
Class I
6/30/2023	129,116	—	—	(294,896)	(165,780)	1,455,146	—	—	(3,287,112)	(1,831,966)
12/31/2022	120,411	—	655,408	(212,716)	563,103	1,435,952	—	6,875,232	(2,549,813)	5,761,371
Moderate
Class ADV
6/30/2023	540,554	—	—	(5,738,344)	(5,197,790)	5,240,003	—	—	(55,287,822)	(50,047,819)
12/31/2022	824,192	—	10,804,388	(11,241,105)	387,475	8,915,484	—	101,345,162	(118,941,785)	(8,681,139)
Class I
6/30/2023	17,878	—	—	(105,555)	(87,677)	173,526	—	—	(1,024,441)	(850,915)
12/31/2022	75,348	—	309,875	(167,183)	218,040	764,633	—	2,943,813	(1,786,864)	1,921,582
Moderate Growth
Class ADV
6/30/2023	408,490	—	—	(9,048,175)	(8,639,685)	4,215,007	—	—	(93,478,353)	(89,263,346)
12/31/2022	909,721	—	18,882,472	(19,203,423)	588,770	10,395,622	—	185,803,529	(216,077,022)	(19,877,871)
Class I
6/30/2023	40,797	—	—	(185,808)	(145,011)	418,619	—	—	(1,902,117)	(1,483,498)
12/31/2022	113,290	—	349,319	(138,853)	323,756	1,249,938	—	3,388,389	(1,632,853)	3,005,474

13

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains and wash sale deferrals.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended December 31, 2022		Year Ended December 31, 2021
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Conservative	$9,796,934	$31,830,744	$10,978,229	$7,244,352
Growth	23,181,990	271,864,205	43,273,510	105,156,676
Moderate	13,915,916	90,373,059	18,955,420	40,544,736
Moderate Growth	19,283,793	169,908,125	31,051,381	74,562,647

The tax-basis components of distributable earnings as of December 31, 2022 were:

	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Total Distributable Earnings/(Loss)
Conservative	$5,970,008	$5,636,436	$(8,608,364)	$2,998,080
Growth	26,795,735	150,944,456	(166,363,916)	11,376,275
Moderate	11,731,725	32,323,000	(96,158,357)	(52,103,632)
Moderate Growth	18,138,006	94,687,230	(136,594,247)	(23,769,011)

At December 31, 2022, the Portfolios did not have any capital loss carryforwards for U.S. federal income tax purposes.

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state. As of June 30, 2023, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 11 — LONDON INTERBANK OFFERED RATE (“LIBOR”)

In 2017, the UK Financial Conduct Authority announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. On March 5, 2021, ICE Benchmark Administration, the administrator of LIBOR, stated that non-U.S. dollar LIBOR reference rates and the one-week and two-month LIBOR reference rates ceased to be provided or no longer would be representative immediately after December 31, 2021 and the remaining more commonly used LIBOR settings ceased to be provided or no longer would be representative immediately after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. Dollar LIBOR

and the Sterling Overnight Interbank Average Rate for Sterling LIBOR).

Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on a Portfolio’s existing investments (including, for example, fixed-income investments, senior loans, CLOs and CDOs, and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of a Portfolio; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on a Portfolio.

14

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 12 — LIQUIDITY

Consistent with Rule 22e-4 under the 1940 Act, the Portfolios have established a liquidity risk management program to govern their approach to managing liquidity risk (the “Program”). The Board has approved the designation of the Portfolios’ Investment Adviser, Voya Investments, as the program administrator (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program and has formed a Liquidity Risk Management Committee (the “Committee”) to assess and review, on an ongoing basis, each Portfolio’s liquidity risk.

The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of liquidity risk factors and the periodic classification (or re-classification, as necessary) of a Portfolio’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee’s assessment of the investments’ liquidity under current market conditions. The Committee also utilizes Portfolio-specific data, including information regarding a Portfolio’s shareholder base, characteristics of its investments, access to borrowing arrangements and historical redemptions to determine whether a Portfolio will be able to meet its redemption obligations in a timely manner.

During the period covered by the annual assessment, January 1, 2022 through December 31, 2022, the Program supported the Portfolios’ ability to honor redemption requests in a timely manner and the Program Administrator’s management of each Portfolio’s liquidity risk, including during any periods of market volatility and net redemptions.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to each Portfolio’s prospectus for more information regarding each Portfolio’s exposure to liquidity risk and other risks.

NOTE 13 — MARKET DISRUPTION

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of a Portfolio’s investments, including beyond a Portfolio’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have recently experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Portfolio’s investments. Any of these occurrences could disrupt the operations of a Portfolio and of a Portfolio’s service providers.

NOTE 14 — OTHER ACCOUNTING PRONOUNCEMENTS

In June 2022, the FASB issued Accounting Standards Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, early adoption is permitted. The amendment was early adopted. Management expects that the adoption of the guidance will not have a material impact on the Portfolios’ financial statements.

15

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 15 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2023, the Portfolios declared dividends and distributions of:

	PER SHARE AMOUNTS
	Net Investment Income	Long-term Capital Gains	Payable Date	Record Date
Conservative
Class ADV	$0.1510	$0.1466	July 14, 2023	July 12, 2023
Class I	$0.1736	$0.1466	July 14, 2023	July 12, 2023
Growth
Class ADV	$0.1661	$0.9455	July 14, 2023	July 12, 2023
Class I	$0.2212	$0.9455	July 14, 2023	July 12, 2023
Moderate
Class ADV	$0.1592	$0.4441	July 14, 2023	July 12, 2023
Class I	$0.1976	$0.4441	July 14, 2023	July 12, 2023
Moderate Growth
Class ADV	$0.1514	$0.7967	July 14, 2023	July 12, 2023
Class I	$0.1984	$0.7967	July 14, 2023	July 12, 2023

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

16

Voya Retirement Conservative Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 6.0%
177,352	Schwab U.S. TIPS ETF	$9,298,565	3.0
123,262	Vanguard Short-Term Bond ETF	9,314,909	3.0
	Total Exchange-Traded Funds (Cost $19,240,694)	18,613,474	6.0

MUTUAL FUNDS: 94.0%
	Affiliated Investment Companies: 94.0%
1,860,742	Voya High Yield Bond Fund — Class R6	12,466,972	4.0
883,566	Voya International Index Portfolio — Class I	9,312,787	3.0
233,014	Voya Russell Large Cap Value Index Portfolio Class I	6,305,357	2.0
4,725,975	Voya Short Term Bond Fund — Class R6	43,526,234	14.0
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
18,335,579	Voya U.S. Bond Index Portfolio — Class I	$167,587,191	$53.8
2,905,665	Voya U.S. Stock Index Portfolio — Class I	53,522,345	17.2
	Total Mutual Funds (Cost $284,073,796)	292,720,886	94.0
	Total Investments in Securities (Cost $303,314,490)	$311,334,360	100.0
	Liabilities in Excess of Other Assets	(11,438)	—
	Net Assets	$311,322,922	100.0

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds	$18,613,474	$—	$—	$18,613,474
Mutual Funds	292,720,886	—	—	292,720,886
Total Investments, at fair value	$311,334,360	$—	$—	$311,334,360

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2023, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2023	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund — Class R6	$—	$12,481,214	$(32,808)	$18,566	$12,466,972	$19,371	$(67)	$—
Voya International Index Portfolio — Class I	9,647,846	616,132	(1,486,289)	535,098	9,312,787	467,251	78,555	—
Voya Russell Large Cap Value Index Portfolio — Class I	—	6,230,921	(16,384)	90,820	6,305,357	—	(14)	—
Voya Short Term Bond Fund — Class R6	38,605,323	8,770,302	(4,142,007)	292,616	43,526,234	660,990	(299,403)	—
Voya U.S. Bond Index Portfolio — Class I	191,219,918	10,351,003	(39,274,142)	5,290,412	167,587,191	3,351,763	(4,926,208)	—
Voya U.S. Stock Index Portfolio — Class I	61,884,890	3,685,095	(16,537,234)	4,489,594	53,522,345	—	5,155,242	—
	$301,357,977	$42,134,667	$(61,488,864)	$10,717,106	$292,720,886	$4,499,375	$8,105	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

17

Voya Retirement Conservative Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2023 (Unaudited) (continued)

At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $309,465,115.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$30,722,301
Gross Unrealized Depreciation	(28,853,056)
Net Unrealized Appreciation	$1,869,245

See Accompanying Notes to Financial Statements

18

Voya Retirement Growth Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: 100.0%
	Affiliated Investment Companies: 100.0%
5,861,940	Voya Emerging Markets Index Portfolio — Class I	$55,571,189	2.9
5,634,992	Voya High Yield Bond Fund — Class R6	37,754,450	2.0
19,621,431	Voya International Index Portfolio — Class I	206,809,887	10.9
2,116,966	Voya Russell Large Cap Value Index Portfolio Class I	57,285,087	3.0
14,847,600	Voya RussellTM Mid Cap Index Portfolio — Class I	153,969,612	8.1
2,984,667	Voya RussellTM Small Cap Index Portfolio — Class I	38,084,350	2.0
14,288,426	Voya Short Term Bond Fund — Class R6	131,596,405	6.9
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
28,789,820	Voya U.S. Bond Index Portfolio — Class I	$263,138,956	13.9
51,753,229	Voya U.S. Stock Index Portfolio — Class I	953,294,473	50.3
	Total Mutual Funds (Cost $1,884,065,284)	1,897,504,409	100.0
	Liabilities in Excess of Other Assets	(259,146)	—
	Net Assets	$1,897,245,263	100.0

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Mutual Funds	$1,897,504,409	$—	$—	$1,897,504,409
Total Investments, at fair value	$1,897,504,409	$—	$—	$1,897,504,409

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2023, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2023	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio — Class I	$76,805,083	$9,843,995	$(38,622,275)	$7,544,386	$55,571,189	$5,745,899	$(9,272,557)	$—
Voya High Yield Bond Fund — Class R6	—	37,823,795	(125,608)	56,263	37,754,450	58,762	(229)	—
Voya International Index Portfolio — Class I	206,879,707	14,202,925	(25,776,174)	11,503,429	206,809,887	9,986,433	1,718,818	—
Voya Russell Large Cap Value Index Portfolio Class I	—	56,647,545	(188,074)	825,616	57,285,087	—	(6)	—
Voya RussellTM Mid Cap Index Portfolio — Class I	145,570,308	30,480,441	(19,668,108)	(2,413,029)	153,969,612	2,709,543	(1,735,508)	14,509,123
Voya RussellTM Small Cap Index Portfolio — Class I	35,989,483	6,682,601	(3,982,863)	(604,871)	38,084,350	723,771	1,384,772	1,521,431

See Accompanying Notes to Financial Statements

19

Voya Retirement Growth Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2023 (Unaudited) (continued)

Issuer	Beginning Fair Value at 12/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2023	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Short Term Bond Fund — Class R6	$75,241,427	$66,027,572	$(10,303,873)	$631,279	$131,596,405	$1,338,553	$(746,317)	$—
Voya U.S. Bond Index Portfolio — Class I	279,764,497	24,474,691	(49,869,672)	8,769,440	263,138,956	4,947,733	(8,343,445)	—
Voya U.S. Stock Index Portfolio — Class I	959,389,649	18,646,626	(162,621,831)	137,880,029	953,294,473	—	14,188,405	—
	$1,779,640,154	$264,830,191	$(311,158,478)	$164,192,542	$1,897,504,409	$25,510,694	$(2,806,067)	$16,030,554

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,902,835,935.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$90,955,144
Gross Unrealized Depreciation	(96,286,671)
Net Unrealized Depreciation	$(5,331,527)

See Accompanying Notes to Financial Statements

20

Voya Retirement Moderate Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 2.0%
276,196	Schwab U.S. TIPS ETF	$14,480,956	2.0
	Total Exchange-Traded Funds (Cost $15,380,694)	14,480,956	2.0

MUTUAL FUNDS: 98.0%
	Affiliated Investment Companies: 98.0%
1,508,904	Voya Emerging Markets Index Portfolio — Class I	14,304,412	2.0
4,342,654	Voya High Yield Bond Fund — Class R6	29,095,782	4.0
4,124,140	Voya International Index Portfolio — Class I	43,468,439	6.0
543,817	Voya Russell Large Cap Value Index Portfolio Class I	14,715,692	2.0
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
1,430,243	Voya RussellTM Mid Cap Index Portfolio — Class I	$14,831,618	2.0
9,451,676	Voya Short Term Bond Fund — Class R6	87,049,932	11.9
34,866,505	Voya U.S. Bond Index Portfolio — Class I	318,679,853	43.8
10,375,058	Voya U.S. Stock Index Portfolio — Class I	191,108,561	26.3
	Total Mutual Funds (Cost $758,876,851)	713,254,289	98.0
	Total Investments in Securities (Cost $774,257,545)	$727,735,245	100.0
	Liabilities in Excess of Other Assets	(63,501)	—
	Net Assets	$727,671,744	100.0

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds	$14,480,956	$—	$—	$14,480,956
Mutual Funds	713,254,289	—	—	713,254,289
Total Investments, at fair value	$727,735,245	$—	$—	$727,735,245

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2023, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2023	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio — Class I	$15,187,604	$1,871,616	$(2,200,956)	$(553,852)	$14,304,412	$1,129,720	$198,835	$—
Voya High Yield Bond Fund — Class R6	—	29,138,868	(86,492)	43,406	29,095,782	45,257	(181)	—
Voya International Index Portfolio — Class I	44,621,955	2,540,725	(6,119,263)	2,425,022	43,468,439	2,142,042	444,221	—
Voya Russell Large Cap Value Index Portfolio Class I	—	14,546,806	(43,206)	212,092	14,715,692	—	(50)	—
Voya RussellTM Mid Cap Index Portfolio — Class I	14,392,136	3,160,042	(2,735,425)	14,865	14,831,618	266,333	(415,059)	1,426,168
Voya Short Term Bond Fund — Class R6	66,941,531	26,831,339	(7,209,338)	486,400	87,049,932	1,158,510	(518,459)	—

See Accompanying Notes to Financial Statements

21

Voya Retirement Moderate Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2023 (Unaudited) (continued)

Issuer	Beginning Fair Value at 12/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2023	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya U.S. Bond Index Portfolio — Class I	$353,800,206	$19,861,401	$(63,188,275)	$8,206,521	$318,679,853	$6,217,969	$(7,518,163)	$—
Voya U.S. Stock Index Portfolio — Class I	207,596,897	8,561,728	(50,554,019)	25,503,955	191,108,561	—	6,997,179	—
	$702,540,329	$106,512,525	$(132,136,974)	$36,338,409	$713,254,289	$10,959,831	$(811,677)	$1,426,168

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $788,054,240.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$16,640,104
Gross Unrealized Depreciation	(76,959,098)
Net Unrealized Depreciation	$(60,318,994)

See Accompanying Notes to Financial Statements

22

Voya Retirement Moderate Growth Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: 100.0%
	Affiliated Investment Companies: 100.0%
2,670,998	Voya Emerging Markets Index Portfolio — Class I	$25,321,066	2.0
3,843,436	Voya High Yield Bond Fund — Class R6	25,751,022	2.0
8,516,677	Voya International Index Portfolio — Class I	89,765,776	6.9
6,329,355	Voya RussellTM Mid Cap Index Portfolio — Class I	65,635,410	5.1
11,139,094	Voya Short Term Bond Fund — Class R6	102,591,056	7.9
42,079,195	Voya U.S. Bond Index Portfolio — Class I	384,603,841	29.8
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
32,478,275	Voya U.S. Stock Index Portfolio — Class I	$598,249,831	46.3
	Total Mutual Funds (Cost $1,313,564,539)	1,291,918,002	100.0
	Assets in Excess of Other Liabilities	(140,619)	—
	Net Assets	$1,291,777,383	100.0

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Mutual Funds	$1,291,918,002	$—	$—	$1,291,918,002
Total Investments, at fair value	$1,291,918,002	$—	$—	$1,291,918,002

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2023, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2023	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio — Class I	$26,438,054	$3,313,950	$(3,654,540)	$(776,398)	$25,321,066	$1,973,409	$144,436	$—
Voya High Yield Bond Fund — Class R6	—	25,810,642	(97,994)	38,374	25,751,022	40,098	(99)	—
Voya International Index Portfolio — Class I	90,626,214	5,717,050	(11,591,995)	5,014,507	89,765,776	4,365,642	801,223	—
Voya RussellTM Mid Cap Index Portfolio — Class I	62,632,856	13,417,220	(7,449,013)	(2,965,653)	65,635,410	1,163,199	1,201,166	6,228,724
Voya Short Term Bond Fund — Class R6	64,742,094	45,380,818	(8,038,915)	507,059	102,591,056	1,141,118	(580,282)	—
Voya U.S. Bond Index Portfolio — Class I	410,843,031	30,392,225	(63,869,336)	7,237,921	384,603,841	7,257,780	(6,560,041)	—
Voya U.S. Stock Index Portfolio — Class I	585,842,818	14,945,129	(91,776,415)	89,238,299	598,249,831	—	4,015,708	—
	$1,241,125,067	$138,977,034	$(186,478,208)	$98,294,109	$1,291,918,002	$15,941,246	$(977,889)	$6,228,724

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

23

Voya Retirement Moderate Growth Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2023 (Unaudited) (continued)

At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,331,671,252.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$59,397,246
Gross Unrealized Depreciation	(99,150,496)
Net Unrealized Depreciation	$(39,753,250)

See Accompanying Notes to Financial Statements

24

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Investment Adviser

Voya Investments, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Distributor

Voya Investments Distributor, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

Custodian The Bank of New York Mellon 225 Liberty Street New York, New York 10286 Legal Counsel Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com	VPSAR-RETADVI	(0623-081823)

Semi-Annual Report
June 30, 2023
■
Voya VACS Index Series EM Portfolio

■
Voya VACS Index Series I Portfolio

■
Voya VACS Index Series MC Portfolio

■
Voya VACS Index Series S Portfolio

■
Voya VACS Index Series SC Portfolio

Effective January 24, 2023, the U.S. Securities and Exchange Commission adopted rule and form amendments to require mutual funds to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information deemed important for investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.
This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month year ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2023*	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2023*
Voya VACS Index Series EM Portfolio(1)	$1,000.00	$1,063.00	0.18%	$0.55	$1,000.00	$1,023.90	0.18%	$0.90
Voya VACS Index Series I Portfolio(2)	$1,000.00	$1,034.00	0.15%	$0.62	$1,000.00	$1,024.05	0.15%	$0.75
Voya VACS Index Series MC Portfolio(3)	$1,000.00	$1,013.00	0.15%	$0.64	$1,000.00	$1,024.05	0.15%	$0.75
Voya VACS Index Series S Portfolio(3)	$1,000.00	$1,101.00	0.15%	$0.67	$1,000.00	$1,024.05	0.15%	$0.75
Voya VACS Index Series SC Portfolio(4)	$1,000.00	$1,018.00	0.15%	$0.67	$1,000.00	$1,024.05	0.15%	$0.75

*
Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

(1)
Commencement of operations was March 15, 2023. Expenses paid for the actual Portfolio’s return reflect the 108-day period ended June 30, 2023.

(2)
Commencement of operations was February 3, 2023. Expenses paid for the actual Portfolio’s return reflect the 148-day period ended June 30, 2023.

(3)
Commencement of operations was January 27, 2023. Expenses paid for the actual Portfolio’s return reflect the 155-day period ended June 30, 2023.

(4)
Commencement of operations was January 20, 2023. Expenses paid for the actual Portfolio’s return reflect the 162-day period ended June 30, 2023.

1

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2023 (Unaudited)

	Voya VACS Index Series EM Portfolio	Voya VACS Index Series I Portfolio	Voya VACS Index Series MC Portfolio
ASSETS:
Investments in securities at fair value*	$554,530,649	$1,165,911,468	$343,740,188
Investments in affiliates at fair value**	—	—	237,073
Cash	4,236,049	36,928,527	831,559
Cash collateral for futures contracts	244,378	1,501,421	63,360
Due from Manager	—	589,318	—
Foreign currencies at value‡	805,819	2,030,837	—
Receivables:
Investment securities sold	13,000	—	25,359
Fund shares sold	522,596	1,111,907	312,033
Dividends	2,644,545	2,015,099	360,532
Interest	922,490	65,504	1,675
Foreign tax reclaims	4,865	1,778,057	—
Variation margin on futures contracts	59,348	515,955	6,600
Other assets	176	686	188
Total assets	563,983,915	1,212,448,779	345,578,567
LIABILITIES:
Payable for investment securities purchased	204,801	—	228,874
Payable for fund shares redeemed	58,460	131,535	38,973
Payable for unified fees	73,676	152,672	41,053
Payable to trustees under the deferred compensation plan (Note 5)	176	686	188
Payable for foreign capital gains tax	550,030	—	—
Other accrued expenses and liabilities	183	—	—
Total liabilities	887,326	284,893	309,088
NET ASSETS	$563,096,589	$1,212,163,886	$345,269,479
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$551,513,227	$1,170,794,623	$340,056,967
Total distributable earnings	11,583,362	41,369,263	5,212,512
NET ASSETS	$563,096,589	$1,212,163,886	$345,269,479
* Cost of investments in securities	$547,196,384	$1,146,562,028	$341,103,743
** Cost of investments in affiliates	$—	$—	$231,063
‡ Cost of foreign currencies	$805,490	$2,030,904	$—
Net assets	$563,096,589	$1,212,163,886	$345,269,479
Shares authorized	200,000,000	200,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	52,996,365	117,242,623	34,097,580
Net asset value and redemption price per share†	$10.63	$10.34	$10.13
See Accompanying Notes to Financial Statements
2

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2023 (Unaudited)

	Voya VACS Index Series S Portfolio	Voya VACS Index Series SC Portfolio
ASSETS:
Investments in securities at fair value*	$3,361,117,210	$362,556,934
Cash	93,134,568	9,034,000
Cash collateral for futures contracts	5,642,560	736,560
Receivables:
Investment securities sold	—	118,347
Fund shares sold	2,856,363	325,468
Dividends	2,172,231	366,243
Interest	151,010	15,164
Foreign tax reclaims	—	491
Variation margin on futures contracts	1,200,857	30,240
Other assets	1,919	198
Total assets	3,466,276,718	373,183,645
LIABILITIES:
Payable for investment securities purchased	—	22,239
Payable for fund shares redeemed	336,146	48,717
Payable for unified fees	413,559	46,340
Payable to trustees under the deferred compensation plan (Note 5)	1,919	198
Total liabilities	751,624	117,494
NET ASSETS	$3,465,525,094	$373,066,151
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$3,148,999,302	$364,453,327
Total distributable earnings	316,525,792	8,612,824
NET ASSETS	$3,465,525,094	$373,066,151
* Cost of investments in securities	$3,069,016,691	$358,422,530
Net assets	$3,465,525,094	$373,066,151
Shares authorized	unlimited	100,000,000
Par value	$0.001	$0.001
Shares outstanding	314,827,139	36,649,108
Net asset value and redemption price per share†	$11.01	$10.18
See Accompanying Notes to Financial Statements
3

STATEMENTS OF OPERATIONS for the six months ended June 30, 2023 (Unaudited)

	Voya VACS Index Series EM Portfolio	Voya VACS Index Series I Portfolio	Voya VACS Index Series MC Portfolio
	March 15, 2023(1) to June 30, 2023	February 3, 2023(1) to June 30, 2023	January 27, 2023(1) to June 30, 2023
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$4,665,732	$22,091,891	$2,549,224
Dividends from affiliates	—	—	1,256
Interest	250,507	361,523	17,014
Other	318	2,016	607
Total investment income	4,916,557	22,455,430	2,568,101
EXPENSES:
Unified fees	154,289	673,215	195,879
Trustee fees	71	4,144	1,405
Miscellaneous expense	25,004	1,112	—
Interest expense	—	—	3,600
Total expenses	179,364	678,471	200,884
Net expenses	179,364	678,471	200,884
Net investment income	4,737,193	21,776,959	2,367,217
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	477,430	(692,660)	200,215
Sale of investments in affiliates	—	—	303
Foreign currency related transactions	(544,218)	228,376	—
Futures	259,960	407,819	(22,714)
Net realized gain (loss)	193,172	(56,465)	177,804
Net change in unrealized appreciation (depreciation) on:
Investments (net of foreign capital gains taxes accrued)#	6,784,234	19,349,440	2,636,445
Affiliates	—	—	6,010
Foreign currency related transactions	(1,172)	8,130	—
Futures	(130,065)	291,199	25,036
Net change in unrealized appreciation (depreciation)	6,652,997	19,648,769	2,667,491
Net realized and unrealized gain	6,846,169	19,592,304	2,845,295
Increase in net assets resulting from operations	$11,583,362	$41,369,263	$5,212,512
* Foreign taxes withheld	$607,830	$2,544,113	$1,209
# Change in foreign capital gains taxes accrued	$550,030	$—	$—

(1)
Commencement of operations.

See Accompanying Notes to Financial Statements
4

STATEMENTS OF OPERATIONS for the six months ended June 30, 2023 (Unaudited)

	Voya VACS Index Series S Portfolio	Voya VACS Index Series SC Portfolio
	January 27, 2023(1) to June 30, 2023	January 20, 2023(1) to June 30, 2023
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$23,511,089	$2,613,805
Interest	926,979	158,385
Other	6,025	675
Total investment income	24,444,093	2,772,865
EXPENSES:
Unified fees	1,983,076	216,714
Professional fees	—	108
Trustee fees	13,826	1,636
Interest expense	5,010	4,613
Total expenses	2,001,912	223,071
Net expenses	2,001,912	223,071
Net investment income	22,442,181	2,549,794
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(5,071,067)	1,867,559
Futures	4,090,104	(14,831)
Net realized gain (loss)	(980,963)	1,852,728
Net change in unrealized appreciation (depreciation) on:
Investments	292,100,519	4,134,404
Futures	2,964,055	75,898
Net change in unrealized appreciation (depreciation)	295,064,574	4,210,302
Net realized and unrealized gain	294,083,611	6,063,030
Increase in net assets resulting from operations	$316,525,792	$8,612,824
* Foreign taxes withheld	$7,110	$3,721

(1)
Commencement of operations.

See Accompanying Notes to Financial Statements
5

STATEMENTS OF CHANGES IN NET ASSETS

	Voya VACS Index Series EM Portfolio	Voya VACS Index Series I Portfolio	Voya VACS Index Series MC Portfolio
	March 15, 2023(1) to June 30, 2023 (Unaudited)	February 3, 2023(1) to June 30, 2023 (Unaudited)	January 27, 2023(1) to June 30, 2023 (Unaudited)
FROM OPERATIONS:
Net investment income	$4,737,193	$21,776,959	$2,367,217
Net realized gain (loss)	193,172	(56,465)	177,804
Net change in unrealized appreciation	6,652,997	19,648,769	2,667,491
Increase in net assets resulting from operations	11,583,362	41,369,263	5,212,512
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	573,270,899	1,219,241,323	367,425,373
	573,270,899	1,219,241,323	367,425,373
Cost of shares redeemed	(21,757,672)	(48,446,700)	(27,368,406)
Net increase in net assets resulting from capital share transactions	551,513,227	1,170,794,623	340,056,967
Net increase in net assets	563,096,589	1,212,163,886	345,269,479
NET ASSETS:
Beginning of year or period	—	—	—
End of year or period	$563,096,589	$1,212,163,886	$345,269,479

(1)
Commencement of operations.

See Accompanying Notes to Financial Statements
6

STATEMENTS OF CHANGES IN NET ASSETS

	Voya VACS Index Series S Portfolio	Voya VACS Index Series SC Portfolio
	January 27, 2023(1) to June 30, 2023 (Unaudited)	January 20, 2023(1) to June 30, 2023 (Unaudited)
FROM OPERATIONS:
Net investment income	$22,442,181	$2,549,794
Net realized gain (loss)	(980,963)	1,852,728
Net change in unrealized appreciation	295,064,574	4,210,302
Increase in net assets resulting from operations	316,525,792	8,612,824
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	3,314,839,196	389,151,263
	3,314,839,196	389,151,263
Cost of shares redeemed	(165,839,894)	(24,697,936)
Net increase in net assets resulting from capital share transactions	3,148,999,302	364,453,327
Net increase in net assets	3,465,525,094	373,066,151
NET ASSETS:
Beginning of year or period	—	—
End of year or period	$3,465,525,094	$373,066,151

(1)
Commencement of operations.

See Accompanying Notes to Financial Statements
7

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya VACS Index Series EM Portfolio
03-15-23(5) - 06-30-23+	10.00	0.13•	0.50	0.63	—	—	—	—	—	10.63	6.30	0.18	0.18	0.18	4.14	563,097	3
Voya VACS Index Series I Portfolio
02-03-23(5) - 06-30-23+	10.00	0.20•	0.14	0.34	—	—	—	—	—	10.34	3.40	0.15	0.15	0.15	4.89	1,212,164	2
Voya VACS Index Series MC Portfolio
01-27-23(5) - 06-30-23+	10.00	0.07•	0.06	0.13	—	—	—	—	—	10.13	1.30	0.15	0.15	0.15	1.80	345,269	14
Voya VACS Index Series S Portfolio
01-27-23(5) - 06-30-23+	10.00	0.07•	0.94	1.01	—	—	—	—	—	11.01	10.10	0.15	0.15	0.15	1.71	3,465,525	2
Voya VACS Index Series SC Portfolio
01-20-23(5) - 06-30-23+	10.00	0.08•	0.10	0.18	—	—	—	—	—	10.18	1.80	0.15	0.15	0.15	1.74	373,066	15

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)
Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)
Commencement of operations.

+
Unaudited.

•
Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements
8

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Variable Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act” or “Act”), as an open-end management investment company. The Company was incorporated under the laws of Maryland on June 4, 1996. There are eighteen active separate investment series that comprise the Company. The four series (each a “Portfolio” and collectively the “Portfolios”) included in this report are: Voya VACS Index Series EM Portfolio (“Series EM”), Voya VACS Index Series I Portfolio (“Series I”), Voya VACS Index Series MC Portfolio (“Series MC”), and Voya VACS Index Series SC Portfolio (“Series SC”), each a diversified series of the Company.
Voya Investors Trust (the “Trust”) is registered as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust consists of twenty-two active separate investment series. This report is for Voya VACS Index Series S Portfolio (“Series S”), a diversified series of the Trust.
Each of the series is referred to as a “Portfolio” and collectively, the “Portfolios.” The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.
The Portfolios’ shares are not registered under the Securities Act of 1933 (the “1933 Act”) because the shares are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the 1933 Act. Investments in a Fund may only be made by “accredited investors,” within the meaning of Regulation D under the 1933 Act.
The Portfolios do not have a share class designation. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio. Expenses that are specific to a portfolio are charged directly to that portfolio. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.
Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.
When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Portfolio assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Portfolio’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Portfolio’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and

9

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.
The Portfolios’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the portfolio can access at the reporting date.
Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).
Level 3 — unobservable inputs (including the portfolio’s own assumptions in determining fair value).
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
A table summarizing each Portfolio’s investments under these levels of classification is included within each Portfolio of Investments.
Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-advisers’ or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.
C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

10

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on each Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.
D. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income and capital gain distributions, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
E. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.
The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G. Risk Exposures and the Use of Derivative Instruments. The Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:
Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or

11

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.
Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.
Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.
Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. As of the date of this report, the United States experiences a rising market interest rate environment, which may increase a Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.
Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”) with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio enters into master netting

12

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.
A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.
Each Portfolio has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and its derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.
There was no open OTC derivatives at June 30, 2023 for any Portfolio.
H. Futures Contracts. Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio’s assets are valued.
Upon entering into a futures contract, each Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities.Open futures contracts are reported on a table following each Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments, if any. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Portfolio’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Portfolio’s Statement of Operations. Realized gains (losses) are reported in each Portfolio’s Statement of Operations at the closing or expiration of futures contracts.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. Futures contracts are purchased to provide immediate market exposure proportionate to the size of each Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
During the period ended June 30, 2023, the Portfolios had average notional values on futures contracts purchased as disclosed below. Please refer to the tables within each respective Portfolio of Investments for open futures contracts purchased as of June 30, 2023.
Purchased
Series EM	$6,356,093
Series I	35,610,400
Series MC	1,161,245
Series S	80,949,088
Series SC	10,580,490

13

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

I. Securities Lending. Each Portfolio may temporarily loan up to 33 1∕3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.
J. Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.
Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
K. Indemnifications. In the normal course of business, the Trust and the Company may enter into contracts that provide certain indemnifications. The Trust’s and the Company’s, as applicable, maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the period ended June 30, 2023, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities were as follows:
	Purchases	Sales
Series EM	$556,511,594	$9,793,173
Series I	1,164,710,756	17,451,942
Series MC	385,050,464	43,916,175
Series S	3,130,772,867	56,685,109
Series SC	407,554,710	50,999,740
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Investment Adviser provides the Portfolios with advisory and administrative services under a management agreement (the “Unified Agreement”). Under the Unified Agreements, the Investment Adviser has overall responsibility for engaging sub-advisers and for monitoring and evaluating the management of the assets of each Portfolio. Sub-advisers have full investment discretion and make all determinations with respect to the investment of a Portfolio’s assets and the purchase and sale of portfolio securities and other investments. Pursuant to this Unified Agreement, the Investment Adviser is also responsible for providing or procuring, at the Investment Adviser’s expense, the services reasonably necessary for the ordinary operation of each Portfolio, including, among other things, custodial, administrative, transfer agency, portfolio accounting, auditing, affiliated recordkeeping services and ordinary legal expenses. As compensation for its services under the Unified Agreement, the Company/Trust pays the Investment Adviser a monthly fee (a “Unified Fee”) of 0.15% based on the annual rates of the average daily net assets of the Portfolios.
The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.

14

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At June 30, 2023, the following affiliated investment companies owned more than 5% of the following Portfolios:
Affiliated Investment Company	Portfolio	Percentage
Voya Index Solution 2025 Portfolio	Series EM	9.19%
	Series I	9.40
	Series MC	9.69
	Series S	10.91
	Series SC	6.01
Voya Index Solution 2030 Portfolio	Series EM	8.93
	Series I	9.55
	Series MC	10.21
	Series S	9.38
	Series SC	11.90
Voya Index Solution 2035 Portfolio	Series EM	19.23
	Series I	17.68
	Series MC	16.47
	Series S	18.09
	Series SC	19.24
Voya Index Solution 2040 Portfolio	Series EM	11.40
	Series I	12.48
	Series MC	12.18
	Series S	11.97
	Series SC	13.68
Voya Index Solution 2045 Portfolio	Series EM	16.83
	Series I	18.13
	Series MC	15.99
	Series S	16.83
	Series SC	17.94
Voya Index Solution 2050 Portfolio	Series EM	10.18
	Series I	10.95
	Series MC	11.61
	Series S	10.56
	Series SC	10.87
Voya Index Solution 2055 Portfolio	Series EM	11.65
	Series I	11.24
	Series MC	11.91
	Series S	10.84
	Series SC	11.13
Voya Index Solution 2060 Portfolio	Series EM	6.48
	Series I	6.24
	Series MC	6.63
	Series S	6.03
	Series SC	6.22
The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
The Portfolios may engage in purchase and sale transactions with fund’s that have a common investment adviser (or affiliated investment adviser), a common sub-adviser and/ or common officers or trustees. For the period ended June 30, 2023, Series I, Series MC, Series SC, and Series S engaged in such transactions amounting to $970,848,267, $324,959,617, $323,491,160, and $3,104,571,486 of in-kind purchases, respectively.
NOTE 6 — LINE OF CREDIT
Effective June 12, 2023, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 10, 2024. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 12, 2023, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 12, 2023.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

15

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 6 — LINE OF CREDIT (continued)

The below Portfolios utilized the line of credit during the period ended June 30, 2023 as follows:
Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Series MC	3	$7,743,000	5.58%
Series S	3	10,775,000	5.58
Series SC	3	9,920,000	5.58
NOTE 7 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Series EM
3/15/2023(1) - 6/30/2023	49,162	—	—	(5,499)	43,663	573,270,899	—	—	(21,757,672)	551,513,227
Series I
2/3/2023(1) - 6/30/2023	122,057,668	—	—	(4,815,045)	117,242,623	1,219,241,323	—	—	(48,446,700)	1,170,794,623
Series MC
1/27/2023(1) - 6/30/2023	36,894,259	—	—	(2,796,679)	34,097,580	367,425,373	—	—	(27,368,406)	340,056,967
Series S
1/27/2023(1) - 6/30/2023	331,202,013	—	—	(16,374,874)	314,827,139	3,314,839,196	—	—	(165,839,894)	3,148,999,302
Series SC
1/20/2023(1) - 6/30/2023	39,097,627	—	—	(2,448,519)	36,649,108	389,151,263	—	—	(24,697,936)	364,453,327

(1)
Commencement of operations.

NOTE 8 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.
Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are

16

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 8 — SECURITIES LENDING (continued)

subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.
Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a portfolio.
No Portfolios engaged in securities lending for the period ended June 30, 2023.
NOTE 9 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified.
Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The Portfolios have paid no dividends or distributions to shareholders during the period ended June 30, 2023.
The tax-basis components of distributable earnings will be determined at the Portfolios’ initial tax year-end of December 31, 2023.
The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state.
As of June 30, 2023, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.
NOTE 10 — LONDON INTERBANK OFFERED RATE (“LIBOR”)
In 2017, the UK Financial Conduct Authority announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. On March 5, 2021, ICE Benchmark Administration, the administrator of LIBOR, stated that non-U.S. dollar LIBOR reference rates and the one-week and two-month LIBOR reference rates ceased to be provided or no longer would be representative immediately after December 31, 2021 and the remaining more commonly used LIBOR settings ceased to be provided or no longer would be representative immediately after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. Dollar LIBOR and the Sterling Overnight Interbank Average Rate for Sterling LIBOR).
Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on a Portfolio’s existing investments (including, for example, fixed-income investments, senior loans, CLOs and CDOs, and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of a Portfolio; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on a Portfolio.
NOTE 11 — LIQUIDITY
Consistent with Rule 22e-4 under the 1940 Act, the Portfolios have established a liquidity risk management program to govern their approach to managing liquidity risk (the “Program”). The Board has approved the designation of the Portfolios’ Investment Adviser, Voya Investments, as the program administrator (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program and has formed a Liquidity Risk Management Committee (the “Committee”) to assess and review, on an ongoing basis, each Portfolio’s liquidity risk.
The Program includes a number of elements that support the management and assessment of liquidity risk,

17

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 11 — LIQUIDITY (continued)

including an annual assessment of liquidity risk factors and the periodic classification (or re-classification, as necessary) of a Portfolio’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee’s assessment of the investments’ liquidity under current market conditions. The Committee also utilizes Portfolio-specific data, including information regarding a Portfolio’s shareholder base, characteristics of its investments, access to borrowing arrangements and historical redemptions to determine whether a Portfolio will be able to meet its redemption obligations in a timely manner.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to each Portfolio’s prospectus for more information regarding each Portfolio’s exposure to liquidity risk and other risks.
NOTE 12 — MARKET DISRUPTION
A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of a Portfolio’s investments, including beyond a Portfolio’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have recently experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Portfolio’s investments. Any of these occurrences could disrupt the operations of a Portfolio and of a Portfolio’s service providers.
NOTE 13 — OTHER ACCOUNTING PRONOUNCEMENTS
In June 2022, the FASB issued Accounting Standards Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, early adoption is permitted. The amendment was early adopted. Management expects that the adoption of the guidance will not have a material impact on the Portfolios’ financial statements.
NOTE 14 — SUBSEQUENT EVENTS
The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. No such subsequent events were identified.

18

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series EM Portfolio	as of June 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 96.2%
	Brazil: 4.0%
391,708	Ambev SA	$1,261,463	0.2
53,708	Atacadao Distribuicao Comercio e Industria Ltd.	125,740	0.0
483,674	B3 SA - Brasil Bolsa Balcao	1,475,811	0.3
131,436	Banco Bradesco SA	402,691	0.1
98,771	Banco BTG Pactual SA - Unit	651,020	0.1
70,702	Banco do Brasil S.A.	730,911	0.1
30,903	Banco Santander Brasil SA - Unit	198,267	0.0
57,828	BB Seguridade Participacoes SA	371,374	0.1
85,977	CCR SA	251,923	0.0
94,968	Centrais Eletricas Brasileiras SA	789,185	0.1
29,068	Cia de Saneamento Basico do Estado de Sao Paulo	344,455	0.1
54,601	Cia Siderurgica Nacional S.A.	138,891	0.0
100,210	Cosan SA	374,411	0.1
20,402	CPFL Energia SA	145,893	0.0
19,209	Energisa SA - Unit	202,192	0.0
79,177 (1)	Eneva SA	202,895	0.0
20,060	Engie Brasil Energia SA	191,584	0.0
84,263	Equatorial Energia SA	565,061	0.1
440,347 (1)(2)	Hapvida Participacoes e Investimentos S/A	403,727	0.1
35,428	Hypera S.A.	341,391	0.1
63,193	JBS SA	231,091	0.0
64,207	Klabin SA - Unit	292,728	0.1
74,165	Localiza Rent a Car SA (RENT3)	1,060,850	0.2
81,459	Lojas Renner SA	341,270	0.1
257,599 (1)	Magazine Luiza SA	181,840	0.0
73,567 (1)	Natura & Co. Holding SA	257,658	0.0
306,185	Petroleo Brasileiro SA	2,119,801	0.4
58,434 (1)	PRIO SA/Brazil	453,857	0.1
92,061	Raia Drogasil SA	567,763	0.1
48,060 (2)	Rede D’Or Sao Luiz SA	331,427	0.1
105,394	Rumo SA	489,969	0.1
111,539	Sendas Distribuidora SA	320,999	0.1
61,464	Suzano SA	568,274	0.1
36,037	Telefonica Brasil SA-VIVT3	327,089	0.1
74,663	TIM SA/Brazil	228,283	0.0
44,048	Totvs S.A.	276,990	0.0
60,320	Ultrapar Participacoes SA	238,851	0.0
281,333	Vale SA	3,780,915	0.7
95,352	Vibra Energia SA	362,434	0.1
139,203	Weg S.A.	1,099,507	0.2
		22,700,481	4.0
	Chile: 0.4%
3,573,389	Banco de Chile	373,003	0.1
4,891	Banco de Credito e Inversiones SA	149,447	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Chile (continued)
5,441,492	Banco Santander Chile	$257,498	0.1
117,219	Cencosud SA	227,185	0.0
11,015	Cia Cervecerias Unidas SA	88,820	0.0
1,284,992	Cia Sud Americana de Vapores SA	87,268	0.0
96,025	Empresas CMPC SA	183,725	0.0
32,166	Empresas COPEC SA	238,711	0.1
1,770,670	Enel Americas SA	236,286	0.1
2,327,952	Enel Chile SA	151,276	0.0
70,893	Falabella SA	170,213	0.0
		2,163,432	0.4
	China: 29.1%
37,000 (1)	360 Security Technology, Inc. - A Shares	63,999	0.0
13,200	37 Interactive Entertainment Network Technology Group Co. Ltd. - A Shares	63,495	0.0
122,500 (2)	3SBio, Inc.	123,269	0.0
60,000	AAC Technologies Holdings, Inc.	141,812	0.0
3,190 (1)	Advanced Micro-Fabrication Equipment, Inc. China - A Shares	69,061	0.0
13,700	AECC Aviation Power Co. Ltd. - A Shares	79,855	0.0
488,400	Agricultural Bank of China Ltd. - A Shares	237,483	0.1
2,337,000	Agricultural Bank of China Ltd. - H Shares	920,378	0.2
53,691	Aier Eye Hospital Group Co. Ltd. - A Shares	137,412	0.0
208,000 (1)	Air China Ltd. - H Shares	148,588	0.0
40,000 (1)(2)	Akeso, Inc.	181,439	0.1
1,364,300 (1)	Alibaba Group Holding Ltd.	14,202,132	2.5
400,000 (1)	Alibaba Health Information Technology Ltd.	242,059	0.1
80,800	Aluminum Corp. of China Ltd. - A Shares	61,275	0.0
328,000	Aluminum Corp. of China Ltd. - H Shares	141,967	0.0
6,800	Angel Yeast Co. Ltd. - A Shares	33,937	0.0
22,000	Anhui Conch Cement Co., Ltd. - A Shares	72,001	0.0
101,500	Anhui Conch Cement Co., Ltd. - H Shares	270,049	0.1
2,200	Anhui Gujing Distillery Co. Ltd. - A Shares	74,983	0.0
10,043	Anhui Gujing Distillery Co. Ltd. - B Shares	173,179	0.1
4,500	Anhui Kouzi Distillery Co. Ltd. - A Shares	30,653	0.0
4,800	Anhui Yingjia Distillery Co. Ltd. - A Shares	42,240	0.0
2,100	Anjoy Foods Group Co. Ltd. - A Shares	42,522	0.0

See Accompanying Notes to Financial Statements
19

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series EM Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
100,600	Anta Sports Products Ltd.	$1,033,758	0.2
2,400	Asymchem Laboratories Tianjin Co. Ltd. - A Shares	39,028	0.0
6,186	Autohome, Inc. ADR	180,384	0.0
13,200	Avary Holding Shenzhen Co. Ltd. - A Shares	44,201	0.0
5,100	AVIC Helicopter Co. Ltd. - A Shares	27,995	0.0
64,400	AVIC Industry-Finance Holdings Co. Ltd. - A Shares	34,004	0.0
215,000	AviChina Industry & Technology Co. Ltd. - H Shares	104,594	0.0
184,650 (1)	Baidu, Inc.	3,149,350	0.6
123,400	Bank of Beijing Co. Ltd. - A Shares	78,721	0.0
26,300	Bank of Chengdu Co. Ltd. - A Shares	44,263	0.0
184,900	Bank of China Ltd. - A Shares	99,548	0.0
6,563,000	Bank of China Ltd. - H Shares	2,634,995	0.5
167,600	Bank of Communications Co. Ltd. - A Shares	133,957	0.0
745,000	Bank of Communications Co., Ltd. - H Shares	494,300	0.1
38,200	Bank of Hangzhou Co. Ltd. - A Shares	61,882	0.0
80,500	Bank of Jiangsu Co. Ltd. - A Shares	81,601	0.0
60,400	Bank of Nanjing Co. Ltd. - A Shares	66,605	0.0
39,600	Bank of Ningbo Co. Ltd. - A Shares	138,188	0.0
89,000	Bank of Shanghai Co. Ltd. - A Shares	70,509	0.0
103,200	Baoshan Iron & Steel Co. Ltd. - A Shares	79,907	0.0
55,900 (1)	BeiGene Ltd.	766,477	0.2
164,000 (1)	Beijing Capital International Airport Co., Ltd. - H Shares	106,436	0.0
4,100	Beijing Easpring Material Technology Co. Ltd. - A Shares	28,569	0.0
23,100	Beijing Enlight Media Co. Ltd. - A Shares	25,768	0.0
44,000	Beijing Enterprises Holdings Ltd.	159,636	0.0
348,000	Beijing Enterprises Water Group Ltd.	82,783	0.0
2,471	Beijing Kingsoft Office Software, Inc. - A Shares	161,005	0.0
12,300	Beijing New Building Materials PLC - A Shares	41,523	0.0
8,300	Beijing Tongrentang Co. Ltd. - A Shares	65,847	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
5,320	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. - A Shares	$48,986	0.0
196,100	Beijing-Shanghai High Speed Railway Co. Ltd. - A Shares	142,180	0.0
3,300	Bethel Automotive Safety Systems Co. Ltd. - A Shares	36,013	0.0
15,840 (1)	Bilibili, Inc.	238,386	0.1
3,094	Bloomage Biotechnology Corp. Ltd. - A Shares	38,039	0.0
169,400	BOE Technology Group Co. Ltd. - A Shares	95,586	0.0
278,000	Bosideng International Holdings Ltd.	117,434	0.0
9,700	BYD Co. Ltd. - A Shares	345,940	0.1
80,000	Byd Co., Ltd. - H Shares	2,565,173	0.5
62,000	BYD Electronic International Co. Ltd.	188,603	0.1
12,400	By-health Co. Ltd. - A Shares	40,975	0.0
52,000	C&D International Investment Group Ltd.	118,586	0.0
35,900	Caitong Securities Co. Ltd. - A Shares	35,851	0.0
2,240 (1)	Cambricon Technologies Corp. Ltd. - A Shares	58,245	0.0
6,400	Canmax Technologies Co. Ltd.	31,649	0.0
6,800	CETC Cyberspace Security Technology Co. Ltd.	26,153	0.0
924,000 (2)	CGN Power Co. Ltd. - H Shares	223,143	0.1
2,600	Changchun High & New Technology Industry Group, Inc. - A Shares	48,904	0.0
44,000	Changjiang Securities Co. Ltd. - A Shares	35,181	0.0
2,200	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. - A Shares	37,478	0.0
12,800	Chaozhou Three-Circle Group Co. Ltd. - A Shares	51,798	0.0
7,100	Chengxin Lithium Group Co. Ltd. - A Shares	31,228	0.0
20,700	China Baoan Group Co. Ltd. - A Shares	34,440	0.0
749,000	China Cinda Asset Management Co. Ltd. - H Shares	74,868	0.0
752,000	China CITIC Bank Corp. Ltd. - H Shares	353,559	0.1
174,000	China Coal Energy Co. - H Shares	129,563	0.0
218,000	China Communications Services Corp., Ltd. - H Shares	107,633	0.0

See Accompanying Notes to Financial Statements
20

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series EM Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
123,000	China Conch Venture Holdings Ltd.	$160,708	0.0
7,922,000	China Construction Bank - H Shares	5,128,890	0.9
71,400	China Construction Bank Corp. - A Shares	61,574	0.0
22,500	China CSSC Holdings Ltd. - A Shares	102,163	0.0
76,200 (1)	China Eastern Airlines Corp. Ltd. - A Shares	49,982	0.0
197,600	China Energy Engineering Corp. Ltd. - A Shares	63,715	0.0
197,300	China Everbright Bank Co. Ltd. - A Shares	83,430	0.0
311,000	China Everbright Bank Co. Ltd. - H Shares	89,445	0.0
308,000	China Everbright Environment Group Ltd.	121,741	0.0
301,000 (2)	China Feihe Ltd.	168,010	0.0
371,000	China Galaxy Securities Co. Ltd. - H Shares	198,592	0.1
232,400	China Gas Holdings Ltd.	266,536	0.1
23,500	China Greatwall Technology Group Co. Ltd. - A Shares	44,791	0.0
196,500	China Hongqiao Group Ltd.	160,499	0.0
8,400	China International Capital Corp. Ltd. - A Shares	41,120	0.0
129,600 (2)	China International Capital Corp. Ltd. - H Shares	228,474	0.1
464,000	China Jinmao Holdings Group Ltd.	68,406	0.0
27,300	China Jushi Co. Ltd. - A Shares	53,304	0.0
94,000	China Lesso Group Holdings Ltd.	61,948	0.0
16,000	China Life Insurance Co. Ltd. - A Shares	77,143	0.0
610,000	China Life Insurance Co., Ltd. - H Shares	1,021,130	0.2
35,000 (1)(2)	China Literature Ltd.	147,616	0.0
278,000	China Longyuan Power Group Corp. Ltd. - H Shares	287,139	0.1
121,000	China Medical System Holdings Ltd.	197,431	0.1
58,000	China Meidong Auto Holdings Ltd.	67,211	0.0
257,000	China Mengniu Dairy Co., Ltd.	971,278	0.2
104,700	China Merchants Bank Co. Ltd. - A Shares	473,334	0.1
322,000	China Merchants Bank Co., Ltd. - H Shares	1,468,671	0.3
53,300	China Merchants Energy Shipping Co. Ltd. - A Shares	42,508	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
120,000	China Merchants Port Holdings Co. Ltd.	$169,761	0.0
41,400	China Merchants Securities Co. Ltd. - A Shares	77,498	0.0
40,800	China Merchants Shekou Industrial Zone Holdings Co. Ltd. - A Shares	73,251	0.0
172,712	China Minsheng Banking Corp. Ltd. - A Shares	89,233	0.0
525,500	China Minsheng Banking Corp. Ltd. - H Shares	194,553	0.1
330,000	China National Building Material Co., Ltd. - H Shares	203,921	0.1
39,300	China National Chemical Engineering Co. Ltd. - A Shares	44,866	0.0
92,700	China National Nuclear Power Co. Ltd. - A Shares	90,083	0.0
6,240	China National Software & Service Co. Ltd. - A Shares	40,339	0.0
20,700	China Northern Rare Earth Group High-Tech Co. Ltd. - A Shares	68,490	0.0
148,000	China Oilfield Services Ltd. - H Shares	153,256	0.0
311,500	China Overseas Land & Investment Ltd.	681,452	0.1
115,000	China Overseas Property Holdings Ltd.	116,223	0.0
29,700	China Pacific Insurance Group Co. Ltd. - A Shares	106,397	0.0
222,000	China Pacific Insurance Group Co., Ltd. - H Shares	576,348	0.1
143,600	China Petroleum & Chemical Corp. - A Shares	125,837	0.0
2,076,000	China Petroleum & Chemical Corp. - H Shares	1,220,564	0.2
415,000	China Power International Development Ltd. - H Shares	153,087	0.0
90,200	China Railway Group Ltd. - A Shares	94,308	0.0
372,000	China Railway Group Ltd. - H Shares	246,145	0.1
7,500	China Rare Earth Resources And Technology Co. Ltd. - A Shares	30,623	0.0
134,000	China Resources Beer Holdings Co Ltd.	885,502	0.2
208,000	China Resources Cement Holdings Ltd. - H Shares	86,038	0.0
77,000	China Resources Gas Group Ltd.	264,063	0.1
264,000	China Resources Land Ltd.	1,123,495	0.2

See Accompanying Notes to Financial Statements
21

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series EM Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
7,376	China Resources Microelectronics Ltd. - A Shares	$53,336	0.0
58,200 (2)	China Resources Mixc Lifestyle Services Ltd.	289,903	0.1
134,000 (2)	China Resources Pharmaceutical Group Ltd.	116,968	0.0
160,000	China Resources Power Holdings Co.	362,394	0.1
6,200	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. - A Shares	51,774	0.0
472,000 (1)	China Ruyi Holdings Ltd.	111,245	0.0
29,500	China Shenhua Energy Co. Ltd. - A Shares	124,985	0.0
281,500	China Shenhua Energy Co., Ltd. - H Shares	862,690	0.2
65,400 (1)	China Southern Airlines Co. Ltd. - A Shares	54,325	0.0
168,000 (1)	China Southern Airlines Co. Ltd. - H Shares	95,110	0.0
223,500	China State Construction Engineering Corp. Ltd. - A Shares	176,717	0.1
176,000	China State Construction International Holdings Ltd.	201,173	0.1
126,000	China Taiping Insurance Holdings Co., Ltd.	131,263	0.0
131,200	China Three Gorges Renewables Group Co. Ltd. - A Shares	97,104	0.0
10,100	China Tourism Group Duty Free Corp. Ltd. - A Shares	154,156	0.0
6,300 (1)(2)	China Tourism Group Duty Free Corp. Ltd. - H Shares	85,478	0.0
3,630,000 (2)	China Tower Corp. Ltd. - H Shares	404,271	0.1
232,000	China Traditional Chinese Medicine Holdings Co. Ltd.	108,338	0.0
142,900	China United Network Communications Ltd. - A Shares	94,512	0.0
45,300	China Vanke Co. Ltd. - A Shares	87,461	0.0
179,100	China Vanke Co. Ltd. - H Shares	241,267	0.1
114,100	China Yangtze Power Co. Ltd. - A Shares	346,579	0.1
3,500	China Zhenhua Group Science & Technology Co. Ltd. - A Shares	46,274	0.0
234,000	Chinasoft International Ltd.	147,574	0.0
3,300	Chongqing Brewery Co. Ltd. - A Shares	41,907	0.0
44,900	Chongqing Changan Automobile Co. Ltd. - A Shares	80,284	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
11,550	Chongqing Zhifei Biological Products Co. Ltd. - A Shares	$70,450	0.0
165,600	Chow Tai Fook Jewellery Group Ltd.	298,613	0.1
466,000	CITIC Ltd.	557,961	0.1
69,900	CITIC Securities Co. Ltd. - A Shares	190,741	0.1
155,000	CITIC Securities Co. Ltd. - H Shares	281,838	0.1
95,300	CMOC Group Ltd. - A Shares	70,121	0.0
321,000	CMOC Group Ltd. - H Shares	169,003	0.0
4,200	CNGR Advanced Material Co. Ltd. - A Shares	34,931	0.0
21,080	Contemporary Amperex Technology Co. Ltd. - A Shares	666,049	0.1
23,100 (1)	COSCO SHIPPING Energy Transportation Co. Ltd. - A Shares	40,196	0.0
88,000 (1)	COSCO Shipping Energy Transportation Co. Ltd. - H Shares	88,559	0.0
59,700	COSCO SHIPPING Holdings Co. Ltd. - A Shares	77,442	0.0
263,500	COSCO SHIPPING Holdings Co., Ltd. - H Shares	238,195	0.1
138,000	COSCO Shipping Ports, Ltd.	82,385	0.0
1,035,000 (1)	Country Garden Holdings Co. Ltd.	211,130	0.1
183,000	Country Garden Services Holdings Co. Ltd. - H Shares	237,472	0.1
106,300	CRRC Corp. Ltd. - A Shares	95,266	0.0
399,000	CRRC Corp. Ltd. - H Shares	218,715	0.1
23,000	CSC Financial Co. Ltd. - A Shares	76,830	0.0
730,000	CSPC Pharmaceutical Group Ltd.	635,304	0.1
5,800	Dajin Heavy Industry Co. Ltd. - A Shares	24,670	0.0
194,000 (2)	Dali Foods Group Co. Ltd.	86,785	0.0
78,100	Daqin Railway Co. Ltd. - A Shares	79,952	0.0
5,120 (1)	Daqo New Energy Corp. ADR	203,264	0.0
8,760	DaShenLin Pharmaceutical Group Co. Ltd. - A Shares	33,832	0.0
18,500	Dongfang Electric Corp. Ltd. - A Shares	47,580	0.0

See Accompanying Notes to Financial Statements
22

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series EM Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
252,000	Dongfeng Motor Group Co., Ltd. - H Shares	$115,511	0.0
123,000	Dongyue Group Ltd.	92,386	0.0
34,500 (1)(2)	East Buy Holding Ltd	112,737	0.0
88,340	East Money Information Co. Ltd. - A Shares	173,305	0.1
4,000	Ecovacs Robotics Co. Ltd. - A Shares	42,922	0.0
64,800	ENN Energy Holdings Ltd.	810,524	0.2
17,800	ENN Natural Gas Co. Ltd. - A Shares	46,509	0.0
9,500	Eve Energy Co. Ltd. - A Shares	79,382	0.0
25,400	Everbright Securities Co. Ltd. - A Shares	55,694	0.0
33,000 (1)	Fangda Carbon New Material Co. Ltd. - A Shares	28,202	0.0
113,000	Far East Horizon Ltd.	89,637	0.0
36,800	First Capital Securities Co. Ltd. - A Shares	29,021	0.0
11,000	Flat Glass Group Co. Ltd. - A Shares	58,438	0.0
33,000	Flat Glass Group Co. Ltd. - H Shares	113,149	0.0
78,700	Focus Media Information Technology Co. Ltd. - A Shares	73,803	0.0
25,320	Foshan Haitian Flavouring & Food Co. Ltd. - A Shares	163,593	0.0
214,500	Fosun International Ltd.	147,807	0.0
46,900	Foxconn Industrial Internet Co. Ltd. - A Shares	162,684	0.0
13,100	Fuyao Glass Industry Group Co. Ltd. - A Shares	64,743	0.0
50,000 (2)	Fuyao Glass Industry Group Co. Ltd. - H Shares	207,400	0.1
8,600	Ganfeng Lithium Co. Ltd. - A Shares	72,511	0.0
31,000 (2)	Ganfeng Lithium Co. Ltd.- H Shares	203,328	0.1
1,688,000	GCL Technology Holdings Ltd	391,878	0.1
112,200 (1)	GD Power Development Co. Ltd. - A Shares	59,203	0.0
78,900 (1)	GDS Holdings Ltd.	108,189	0.0
490,000	Geely Automobile Holdings Ltd.	601,645	0.1
39,400	GEM Co. Ltd. - A Shares	37,581	0.0
32,500	Gemdale Corp. - A Shares	32,276	0.0
98,000 (1)	Genscript Biotech Corp. - H Shares	221,687	0.1
33,700	GF Securities Co. Ltd. - A Shares	68,438	0.0
88,000	GF Securities Co. Ltd. - H Shares	121,661	0.0
4,100	GigaDevice Semiconductor, Inc. - A Shares	60,197	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
2,500 (1)	Ginlong Technologies Co. Ltd. - A Shares	$35,945	0.0
20,500	GoerTek, Inc. - A Shares	50,235	0.0
11,600 (1)	Gotion High-tech Co. Ltd. - A Shares	44,230	0.0
16,300	Great Wall Motor Co. Ltd. - A Shares	56,628	0.0
193,000	Great Wall Motor Co. Ltd. - H Shares	222,281	0.1
15,800	Gree Electric Appliances, Inc. of Zhuhai - A Shares	79,529	0.0
79,500	Greentown China Holdings Ltd. - H Shares	79,966	0.0
130,000	Greentown Service Group Co. Ltd.	62,291	0.0
10,000	Guangdong Haid Group Co. Ltd. - A Shares	64,543	0.0
252,000	Guangdong Investment Ltd.	217,661	0.1
41,500	Guanghui Energy Co. Ltd. - A Shares	39,276	0.0
33,900	Guangzhou Automobile Group Co. Ltd. - A Shares	48,715	0.0
236,000	Guangzhou Automobile Group Co. Ltd. - H Shares	141,089	0.0
10,100	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. - A Shares	44,344	0.0
3,500	Guangzhou Kingmed Diagnostics Group Co. Ltd. - A Shares	36,433	0.0
4,900	Guangzhou Shiyuan Electronic Technology Co. Ltd. - A Shares	45,155	0.0
11,200	Guangzhou Tinci Materials Technology Co. Ltd. - A Shares	63,733	0.0
44,100	Guosen Securities Co. Ltd. - A Shares	53,112	0.0
40,400	Guotai Junan Securities Co. Ltd. - A Shares	77,965	0.0
35,100	Guoyuan Securities Co. Ltd. - A Shares	31,600	0.0
15,969 (1)	H World Group Ltd. ADR	619,278	0.1
130,000 (2)	Haidilao International Holding Ltd.	287,483	0.1
30,400	Haier Smart Home Co. Ltd. - A Shares	98,387	0.0
186,600	Haier Smart Home Co. Ltd. - H Shares	588,453	0.1
276,900 (1)	Hainan Airlines Holding Co. Ltd. - A Shares	60,297	0.0
51,000	Haitian International Holdings Ltd.	119,611	0.0
57,800	Haitong Securities Co. Ltd. - A Shares	73,485	0.0
235,200	Haitong Securities Co. Ltd. - H Shares	144,439	0.0

See Accompanying Notes to Financial Statements
23

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series EM Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
24,600	Hangzhou Binjiang Real Estate Group Co. Ltd. - A Shares	$29,921	0.0
11,480	Hangzhou First Applied Material Co. Ltd. - A Shares	58,864	0.0
8,300	Hangzhou Robam Appliances Co. Ltd. - A Shares	28,954	0.0
9,800	Hangzhou Silan Microelectronics Co. Ltd. - A Shares	40,931	0.0
2,700	Hangzhou Tigermed Consulting Co. Ltd. - A Shares	24,030	0.0
9,400 (2)	Hangzhou Tigermed Consulting Co. Ltd. - H Shares	53,713	0.0
102,000 (2)	Hansoh Pharmaceutical Group Co. Ltd.	164,456	0.0
16,700	Henan Shenhuo Coal & Power Co. Ltd. - A Shares	29,936	0.0
21,300	Henan Shuanghui Investment & Development Co. Ltd. - A Shares	71,898	0.0
54,500	Hengan International Group Co., Ltd.	229,797	0.1
33,400 (1)	Hengli Petrochemical Co. Ltd. - A Shares	66,038	0.0
31,000	Hengyi Petrochemical Co. Ltd. - A Shares	28,960	0.0
90,000	Hesteel Co. Ltd. - A Shares	28,040	0.0
3,000	Hithink RoyalFlush Information Network Co. Ltd. - A Shares	72,569	0.0
5,000	Hoshine Silicon Industry Co. Ltd. - A Shares	48,303	0.0
2,900	Hoyuan Green Energy Co. Ltd.	29,831	0.0
50,000 (1)(2)	Hua Hong Semiconductor Ltd.	164,524	0.0
54,300	Huadian Power International Corp. Ltd. - A Shares	50,066	0.0
11,200	Huadong Medicine Co. Ltd. - A Shares	66,950	0.0
38,100	Huafon Chemical Co. Ltd. - A Shares	36,030	0.0
13,000	Hualan Biological Engineering, Inc. - A Shares	40,193	0.0
53,500 (1)	Huaneng Power International, Inc. - A Shares	68,200	0.0
338,000 (1)	Huaneng Power International, Inc. - H Shares	211,914	0.1
40,700	Huatai Securities Co. Ltd. - A Shares	77,339	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
116,000 (2)	Huatai Securities Co. Ltd. - H Shares	$143,699	0.0
87,000	Huaxia Bank Co. Ltd. - A Shares	64,865	0.0
21,500	Huayu Automotive Systems Co. Ltd. - A Shares	54,728	0.0
9,100	Hubei Xingfa Chemicals Group Co. Ltd. - A Shares	27,908	0.0
3,500	Huizhou Desay Sv Automotive Co. Ltd. - A Shares	75,221	0.0
11,700	Humanwell Healthcare Group Co. Ltd. - A Shares	43,448	0.0
11,100	Hundsun Technologies, Inc. - A Shares	67,809	0.0
29,800 (2)	Hygeia Healthcare Holdings Co. Ltd.	161,862	0.0
11,200	Iflytek Co. Ltd. - A Shares	104,921	0.0
1,000	Imeik Technology Development Co. Ltd. - A Shares	61,342	0.0
4,621,000	Industrial & Commercial Bank of China - H Shares	2,469,516	0.5
362,300	Industrial & Commercial Bank of China Ltd. - A Shares	240,598	0.1
110,200	Industrial Bank Co. Ltd. - A Shares	237,947	0.1
58,600	Industrial Securities Co. Ltd. - A Shares - A Shares	49,476	0.0
3,400	Ingenic Semiconductor Co. Ltd. - A Shares	41,455	0.0
273,000 (1)	Inner Mongolia BaoTou Steel Union Co. Ltd. - A Shares	67,396	0.0
64,200	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. - A Shares	36,285	0.0
27,000	Inner Mongolia Yili Industrial Group Co. Ltd. - A Shares	105,356	0.0
101,100 (1)	Inner Mongolia Yitai Coal Co. - A Shares	138,453	0.0
30,400	Inner Mongolia Yuan Xing Energy Co. Ltd. - A Shares	30,119	0.0
93,000 (1)(2)	Innovent Biologics, Inc.	353,246	0.1
9,200	Inspur Electronic Information Industry Co. Ltd. - A Shares	61,426	0.0
36,872 (1)	iQIYI, Inc. ADR	196,897	0.0
16,300	JA Solar Technology Co. Ltd. - A Shares	93,641	0.0
6,100	Jason Furniture Hangzhou Co. Ltd. - A Shares	32,061	0.0
12,400	JCET Group Co. Ltd. - A Shares	53,354	0.0

See Accompanying Notes to Financial Statements
24

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series EM Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
92,250 (1)(2)	JD Health International, Inc. - H Shares	$585,958	0.1
144,600 (1)(2)	JD Logistics, Inc.	226,409	0.1
192,250	JD.com, Inc. - Class A	3,278,741	0.6
27,300	Jiangsu Eastern Shenghong Co. Ltd. - A Shares	44,510	0.0
112,000	Jiangsu Expressway Co. Ltd. - H Shares	103,287	0.0
7,700	Jiangsu Hengli Hydraulic Co. Ltd. - A Shares	68,285	0.0
34,500	Jiangsu Hengrui Pharmaceuticals Co. Ltd. - A Shares	227,760	0.1
7,900	Jiangsu King’s Luck Brewery JSC Ltd. - A Shares	57,518	0.0
2,600	Jiangsu Pacific Quartz Co. Ltd. - A Shares	40,771	0.0
8,500	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. - A Shares	153,886	0.0
7,800	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. - A Shares	38,665	0.0
21,400	Jiangsu Zhongtian Technology Co. Ltd. - A Shares	46,935	0.0
96,000	Jiangxi Copper Co., Ltd. - H Shares	148,396	0.0
38,673	Jinko Solar Co. Ltd. - A Shares	75,032	0.0
2,400	JiuGui Liquor Co. Ltd. - A Shares	29,864	0.0
69,000 (2)	Jiumaojiu International Holdings Ltd.	113,472	0.0
3,882	JOYY, Inc. ADR	119,216	0.0
5,500	Juewei Food Co. Ltd. - A Shares	28,192	0.0
15,246 (1)	Kanzhun Ltd. ADR	229,452	0.1
54,636 (1)	KE Holdings, Inc. ADR	811,345	0.2
57,000	Kingboard Holdings Ltd.	155,905	0.0
81,000	Kingboard Laminates Holdings Ltd.	76,365	0.0
217,000 (1)	Kingdee International Software Group Co., Ltd.	291,396	0.1
79,800	Kingsoft Corp. Ltd.	315,414	0.1
188,800 (1)(2)	Kuaishou Technology	1,297,652	0.2
16,113	Kuang-Chi Technologies Co. Ltd. - A Shares	33,926	0.0
322,000	Kunlun Energy Co. Ltd.	253,658	0.1
6,900	Kunlun Tech Co. Ltd. - A Shares	38,272	0.0
6,100	Kweichow Moutai Co. Ltd. - A Shares (Nth SSE-SEHK)	1,421,936	0.3
17,400	LB Group Co. Ltd. - A Shares	39,580	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
4,793 (1)	Legend Biotech Corp. ADR	$330,861	0.1
598,000	Lenovo Group Ltd.	626,630	0.1
33,000	Lens Technology Co. Ltd. - A Shares	53,539	0.0
13,300	Lepu Medical Technology Beijing Co. Ltd. - A Shares	41,419	0.0
93,200 (1)	Li Auto, Inc.	1,613,664	0.3
195,500	Li Ning Co. Ltd.	1,055,736	0.2
51,600 (1)	Lingyi iTech Guangdong Co. - A Shres - A Shares	49,152	0.0
156,000 (2)	Longfor Group Holdings Ltd.	380,943	0.1
41,900	LONGi Green Energy Technology Co. Ltd. - A Shares	165,782	0.0
58,278	Lufax Holding Ltd. ADR	83,338	0.0
41,500	Luxshare Precision Industry Co. Ltd. - A Shares	186,269	0.1
7,643	Luzhou Laojiao Co. Ltd. - A Shares	220,817	0.1
11,500	Mango Excellent Media Co. Ltd. - A Shares	54,330	0.0
3,500	Maxscend Microelectronics Co. Ltd. - A Shares	46,686	0.0
416,600 (1)(2)	Meituan Class B	6,532,670	1.2
110,300	Metallurgical Corp. of China Ltd. - A Shares	60,368	0.0
59,900 (1)	Microport Scientific Corp.	108,955	0.0
15,600	Ming Yang Smart Energy Group Ltd. - A Shares	36,326	0.0
8,601	MINISO Group Holding Ltd. ADR	146,131	0.0
68,000	Minth Group Ltd.	186,968	0.1
6,987	Montage Technology Co. Ltd. - A Shares	55,408	0.0
29,400	Muyuan Foods Co. Ltd. - A Shares	170,702	0.0
14,500	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. - A Shares	26,994	0.0
34,200	NARI Technology Co. Ltd. - A Shares	108,904	0.0
2,500	NAURA Technology Group Co. Ltd. - A Shares	109,762	0.0
163,200	NetEase, Inc.	3,161,007	0.6
12,800	New China Life Insurance Co. Ltd. - A Shares	64,923	0.0
68,800	New China Life Insurance Co. Ltd. - H Shares	181,808	0.1
30,800 (1)	New Hope Liuhe Co. Ltd. - A Shares	49,561	0.0
127,800 (1)	New Oriental Education & Technology Group, Inc.	503,757	0.1
155,000	Nine Dragons Paper Holdings Ltd.	95,699	0.0

See Accompanying Notes to Financial Statements
25

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series EM Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
9,300	Ninestar Corp. - A Shares	$43,919	0.0
2,160	Ningbo Deye Technology Co. Ltd. - A Shares	44,602	0.0
5,000	Ningbo Orient Wires & Cables Co. Ltd. - A Shares	33,819	0.0
3,487	Ningbo Ronbay New Energy Technology Co. Ltd. - A Shares	26,030	0.0
16,900	Ningbo Shanshan Co. Ltd. - A Shares	35,297	0.0
6,900	Ningbo Tuopu Group Co. Ltd. - A Shares	76,789	0.0
40,700	Ningxia Baofeng Energy Group Co. Ltd. - A Shares	70,843	0.0
113,548 (1)	NIO, Inc. ADR	1,100,280	0.2
143,800 (2)	Nongfu Spring Co. Ltd. - H Shares	795,866	0.2
36,600	Offshore Oil Engineering Co. Ltd. - A Shares	29,515	0.0
3,300	Oppein Home Group, Inc. - A Shares	43,597	0.0
11,000	Orient Overseas International Ltd.	147,760	0.0
45,800	Orient Securities Co. Ltd./China - A Shares	61,324	0.0
7,200	Ovctek China, Inc. - A Shares	29,988	0.0
63,300 (1)	Pangang Group Vanadium Titanium & Resources Co. Ltd. - A Shares	34,137	0.0
41,849 (1)	PDD Holdings, Inc. ADR	2,893,440	0.5
766,000	Peoples Insurance Co. Group of China Ltd. - H Shares	278,228	0.1
14,900	Perfect World Co. Ltd./ China - A Shares	34,695	0.0
104,400	PetroChina Co. Ltd. - A Shares	107,517	0.0
1,750,000	PetroChina Co., Ltd. - H Shares	1,215,126	0.2
6,000	Pharmaron Beijing Co. Ltd. - A Shares	31,665	0.0
15,700 (2)	Pharmaron Beijing Co. Ltd. - H Shares	48,679	0.0
570,000	PICC Property & Casualty Co., Ltd. - H Shares	634,671	0.1
109,400	Ping An Bank Co. Ltd. - A Shares	169,570	0.0
43,700 (1)(2)	Ping An Healthcare and Technology Co. Ltd.	105,919	0.0
56,400	Ping An Insurance Group Co. of China Ltd. - A Shares	360,617	0.1
522,000	Ping An Insurance Group Co. of China Ltd. - H Shares	3,333,971	0.6
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
20,300	Pingdingshan Tianan Coal Mining Co. Ltd. - A Shares	$21,087	0.0
53,400	Poly Developments and Holdings Group Co. Ltd. - A Shares	95,826	0.0
41,000 (2)	Pop Mart International Group Ltd.	91,409	0.0
137,800	Postal Savings Bank of China Co. Ltd. - A Shares	92,892	0.0
672,000 (2)	Postal Savings Bank of China Co. Ltd. - H Shares	414,394	0.1
83,000	Power Construction Corp. of China Ltd. - A Shares	65,668	0.0
1,200	Pylon Technologies Co. Ltd. - A Shares	32,824	0.0
9,419	Qifu Technology, Inc. ADR	162,760	0.0
28,200 (1)	Qinghai Salt Lake Industry Co. Ltd. - A Shares	74,552	0.0
48,000	Rongsheng Petrochemical Co. Ltd. - A Shares	77,079	0.0
41,900	SAIC Motor Corp. Ltd. - A Shares	81,863	0.0
32,200	Sanan Optoelectronics Co. Ltd. - A Shares	76,653	0.0
2,800 (1)	Sangfor Technologies, Inc. - A Shares	43,775	0.0
95,000	Sany Heavy Equipment International Holdings Co. Ltd.	124,766	0.0
39,100	Sany Heavy Industry Co. Ltd. - A Shares	89,641	0.0
23,000	Satellite Chemical Co. Ltd. - A Shares	47,439	0.0
55,700	SDIC Power Holdings Co. Ltd. - A Shares	97,095	0.0
16,300 (1)	Seazen Holdings Co. Ltd. - A Shares	32,381	0.0
26,500	SF Holding Co. Ltd. - A Shares	164,708	0.0
3,120	SG Micro Corp. - A Shares	35,367	0.0
55,600	Shaanxi Coal Industry Co. Ltd. - A Shares	139,370	0.0
26,700	Shan Xi Hua Yang Group New Energy Co. Ltd. - A Shares	29,104	0.0
20,700	Shandong Gold Mining Co. Ltd. - A Shares	67,218	0.0
61,750 (2)	Shandong Gold Mining Co. Ltd. - H Shares	113,500	0.0
13,600	Shandong Hualu Hengsheng Chemical Co. Ltd. - A Shares	57,421	0.0
11,500	Shandong Linglong Tyre Co. Ltd. - A Shares	35,209	0.0

See Accompanying Notes to Financial Statements
26

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series EM Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
87,900	Shandong Nanshan Aluminum Co. Ltd. - A Shares	$36,631	0.0
207,200	Shandong Weigao Group Medical Polymer Co., Ltd. - H Shares	271,878	0.1
12,740	Shanghai Aiko Solar Energy Co. Ltd. - A Shares	54,028	0.0
7,500 (1)	Shanghai Bairun Investment Holding Group Co. Ltd. - A Shares	37,612	0.0
11,640	Shanghai Baosight Software Co. Ltd. - A Shares	81,586	0.0
41,604 (1)	Shanghai Baosight Software Co., Ltd. - Class B	109,983	0.0
77,500	Shanghai Construction Group Co. Ltd. - A Shares	28,731	0.0
83,800 (1)	Shanghai Electric Group Co. Ltd. - A Shares	52,786	0.0
13,000	Shanghai Fosun Pharmaceutical Group Co. Ltd. - A Shares	55,453	0.0
41,500	Shanghai Fosun Pharmaceutical Group Co. Ltd. - H Shares	111,180	0.0
4,144	Shanghai Fudan Microelectronics Group Co. Ltd. - A Shares	28,628	0.0
23,000	Shanghai Fudan Microelectronics Group Co. Ltd. - H Shares	56,744	0.0
8,100 (1)	Shanghai International Airport Co. Ltd. - A Shares	50,748	0.0
64,900	Shanghai International Port Group Co. Ltd. - A Shares	46,981	0.0
6,200	Shanghai Jinjiang International Hotels Co. Ltd. - A Shares	36,198	0.0
5,112 (1)	Shanghai Junshi Biosciences Co. Ltd. - A Shares	27,154	0.0
105,104 (1)	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. - B Shares	65,382	0.0
6,800	Shanghai M&G Stationery, Inc. - A Shares	41,847	0.0
89,400	Shanghai Pharmaceuticals Holding Co. Ltd. - H Shares	177,469	0.1
175,000	Shanghai Pudong Development Bank Co. Ltd. - A Shares	174,635	0.1
11,710	Shanghai Putailai New Energy Technology Co. Ltd. - A Shares	61,767	0.0
47,800	Shanghai RAAS Blood Products Co. Ltd. - A Shares	49,466	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
31,000	Shanghai Yuyuan Tourist Mart Group Co. Ltd. - A Shares	$29,311	0.0
28,000	Shanxi Coking Coal Energy Group Co. Ltd. - A Shares	35,152	0.0
18,600	Shanxi Lu’an Environmental Energy Development Co. Ltd. - A Shares	41,837	0.0
32,800	Shanxi Meijin Energy Co. Ltd. - A Shares	34,121	0.0
33,900	Shanxi Securities Co. Ltd. - A Shares	26,078	0.0
51,100	Shanxi Taigang Stainless Steel Co. Ltd. - A Shares	27,277	0.0
6,500	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. - A Shares	165,813	0.0
15,600	Shenghe Resources Holding Co. Ltd. - A Shares	27,709	0.0
17,700	Shengyi Technology Co. Ltd. - A Shares	34,643	0.0
3,700	Shennan Circuits Co. Ltd. - A Shares	38,457	0.0
127,100	Shenwan Hongyuan Group Co. Ltd. - A Shares	80,985	0.0
5,500	Shenzhen Capchem Technology Co. Ltd. - A Shares	39,420	0.0
2,240	Shenzhen Dynanonic Co. Ltd. - A Shares	34,145	0.0
10,500	Shenzhen Inovance Technology Co. Ltd. - A Shares	93,068	0.0
129,650	Shenzhen International Holdings Ltd.	114,377	0.0
8,260 (1)	Shenzhen Kangtai Biological Products Co. Ltd. - A Shares	28,928	0.0
1,700	Shenzhen Kedali Industry Co. Ltd. - A Shares	31,040	0.0
6,200	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - A Shares	256,568	0.1
5,600	Shenzhen New Industries Biomedical Engineering Co. Ltd. - A Shares	45,484	0.0
58,900 (1)	Shenzhen Overseas Chinese Town Co. Ltd. - A Shares	35,736	0.0
2,500	Shenzhen SC New Energy Technology Corp. - A Shares	38,752	0.0
4,282	Shenzhen Transsion Holdings Co. Ltd. - A Shares	86,799	0.0
67,400	Shenzhou International Group Holdings Ltd.	647,342	0.1

See Accompanying Notes to Financial Statements
27

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series EM Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
10,600	Shijiazhuang Yiling Pharmaceutical Co. Ltd. - A Shares	$37,565	0.0
26,400	Sichuan Chuantou Energy Co. Ltd. - A Shares	54,753	0.0
10,200	Sichuan Kelun Pharmaceutical Co. Ltd. - A Shares	41,726	0.0
45,640	Sichuan Road and Bridge Group Co. Ltd. - A Shares	61,666	0.0
3,800	Sichuan Swellfun Co. Ltd. - A Shares	30,919	0.0
27,000	Silergy Corp.	336,344	0.1
838,000	Sino Biopharmaceutical Ltd.	366,144	0.1
12,600	Sinoma Science & Technology Co. Ltd. - A Shares	35,685	0.0
4,900	Sinomine Resource Group Co. Ltd. - A Shares	34,494	0.0
111,600	Sinopharm Group Co. - H Shares	349,363	0.1
3,920 (1)	Skshu Paint Co. Ltd. - A Shares	35,349	0.0
150,000 (2)	Smoore International Holdings Ltd.	153,092	0.0
19,900	Songcheng Performance Development Co. Ltd. - A Shares	34,086	0.0
1,300	StarPower Semiconductor Ltd. - A Shares	38,624	0.0
6,800	Sungrow Power Supply Co. Ltd. - A Shares	109,536	0.0
58,300	Sunny Optical Technology Group Co. Ltd.	584,552	0.1
13,500	Sunwoda Electronic Co. Ltd. - A Shares	30,433	0.0
12,300	Suzhou Dongshan Precision Manufacturing Co. Ltd. - A Shares	43,969	0.0
1,760	Suzhou Maxwell Technologies Co. Ltd. - A Shares	41,092	0.0
37,888 (1)	TAL Education Group ADR	225,812	0.1
22,100	TBEA Co. Ltd. - A Shares	67,956	0.0
118,940 (1)	TCL Technology Group Corp. - A Shares	64,621	0.0
19,625	TCL Zhonghuan Renewable Energy Technology Co. Ltd. - A Shares	89,822	0.0
514,200	Tencent Holdings Ltd.	21,802,686	3.9
59,116 (1)	Tencent Music Entertainment Group ADR	436,276	0.1
3,200	Thunder Software Technology Co. Ltd. - A Shares	42,574	0.0
7,600	Tianqi Lithium Corp. - A Shares	73,439	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
32,300	Tianshan Aluminum Group Co. Ltd. - A Shares	$26,693	0.0
26,300	Tianshui Huatian Technology Co. Ltd. - A Shares	33,400	0.0
168,000	Tingyi Cayman Islands Holding Corp.	261,595	0.1
14,400 (1)	Titan Wind Energy Suzhou Co. Ltd. - A Shares	30,239	0.0
106,800 (1)	Tongcheng Travel Holdings Ltd.	224,329	0.1
19,000	Tongkun Group Co. Ltd. - A Shares	34,681	0.0
82,100	Tongling Nonferrous Metals Group Co. Ltd. - A Shares	32,787	0.0
20,000	Tongwei Co. Ltd. - A Shares	94,672	0.0
2,400 (1)	Topchoice Medical Corp. - A Shares	32,059	0.0
153,000 (2)	Topsports International Holdings Ltd. - H Shares	133,114	0.0
83,000	Travelsky Technology Ltd. - H Shares	141,394	0.0
11,348	Trina Solar Co. Ltd. - A Shares	66,691	0.0
40,000 (1)	Trip.com Group Ltd.	1,396,377	0.3
5,511 (1)	Trip.com Group Ltd. ADR	192,885	0.0
4,600	Tsingtao Brewery Co. Ltd. - A Shares	65,732	0.0
50,000	Tsingtao Brewery Co., Ltd. - H Shares	456,499	0.1
5,000	Unigroup Guoxin Microelectronics Co. Ltd. - A Shares	64,355	0.0
121,000	Uni-President China Holdings Ltd.	102,041	0.0
16,700	Unisplendour Corp. Ltd. - A Shares	73,411	0.0
32,000	Vinda International Holdings Ltd.	79,771	0.0
29,973 (1)	Vipshop Holdings Ltd. ADR	494,555	0.1
10,600	Walvax Biotechnology Co. Ltd. - A Shares	38,619	0.0
17,200	Wanhua Chemical Group Co. Ltd. - A Shares	208,128	0.1
402,000	Want Want China Holdings Ltd.	267,369	0.1
6,195	Weibo Corp. ADR	81,216	0.0
42,300	Weichai Power Co. Ltd. - A Shares	72,713	0.0
161,000	Weichai Power Co. Ltd. - H Shares	236,875	0.1
32,500	Wens Foodstuffs Group Co. Ltd. - A Shares	82,206	0.0
36,600	Western Securities Co. Ltd. - A Shares	32,053	0.0

See Accompanying Notes to Financial Statements
28

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series EM Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
4,894	Western Superconducting Technologies Co. Ltd. - A Shares	$37,605	0.0
6,200	Will Semiconductor Co. Ltd. Shanghai - A Shares	84,017	0.0
7,700	Wingtech Technology Co. Ltd. - A Shares	52,017	0.0
32,500	Wuhan Guide Infrared Co. Ltd. - A Shares	34,821	0.0
18,900	Wuliangye Yibin Co. Ltd. - A Shares	426,675	0.1
13,500	WUS Printed Circuit Kunshan Co. Ltd. - A Shares	38,994	0.0
11,192	WuXi AppTec Co. Ltd. - A Shares	96,251	0.0
31,100 (2)	WuXi AppTec Co. Ltd. - H Shares	249,249	0.1
312,000 (1)(2)	Wuxi Biologics Cayman, Inc.	1,499,489	0.3
73,600	XCMG Construction Machinery Co. Ltd. - A Shares	68,689	0.0
22,500	Xiamen C & D, Inc. - A Shares	33,832	0.0
1,800	Xiamen Faratronic Co. Ltd. - A Shares	34,082	0.0
1,256,600 (1)(2)	Xiaomi Corp. - B Shares	1,727,742	0.3
25,100	Xinjiang Goldwind Science & Technology Co. Ltd. - A Shares	36,759	0.0
406,000	Xinyi Solar Holdings Ltd.	471,365	0.1
84,100 (1)	XPeng, Inc.	558,668	0.1
109,500	Xtep International Holdings Ltd.	112,080	0.0
108,000 (2)	Yadea Group Holdings Ltd.	246,367	0.1
4,700	Yangzhou Yangjie Electronic Technology Co. Ltd. - A Shares	26,325	0.0
15,700	Yankuang Energy Group Co. Ltd. - A Shares	64,726	0.0
124,000	Yankuang Energy Group Co. Ltd. - H Shares	356,019	0.1
8,700	Yantai Jereh Oilfield Services Group Co. Ltd. - A Shares	30,147	0.0
8,540	Yealink Network Technology Corp. Ltd. - A Shares	41,276	0.0
7,560	Yifeng Pharmacy Chain Co. Ltd. - A Shares	38,580	0.0
40,000	Yihai International Holding Ltd.	86,156	0.0
9,800	Yihai Kerry Arawana Holdings Co. Ltd. - A Shares	54,065	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
20,400	Yintai Gold Co. Ltd. - A Shares	$32,998	0.0
3,860	YongXing Special Materials Technology Co. Ltd. - A Shares	33,389	0.0
20,700	Yonyou Network Technology Co. Ltd. - A Shares	58,482	0.0
22,700	YTO Express Group Co. Ltd. - A Shares	45,552	0.0
168,200	Yuexiu Property Co. Ltd.	195,982	0.1
34,892	Yum China Holdings, Inc.	1,971,398	0.4
21,300	Yunda Holding Co. Ltd. - A Shares	28,083	0.0
24,100	Yunnan Aluminium Co. Ltd. - A Shares	42,432	0.0
10,000	Yunnan Baiyao Group Co. Ltd. - A Shares	72,324	0.0
2,100	Yunnan Botanee Bio-Technology Group Co. Ltd. - A Shares	25,741	0.0
4,800 (1)	Yunnan Energy New Material Co. Ltd. - A Shares	63,912	0.0
13,400	Yunnan Yuntianhua Co. Ltd. - A Shares	31,573	0.0
73,400 (1)	Zai Lab Ltd.	201,951	0.1
11,600	Zangge Mining Co. Ltd. - A Shares	36,115	0.0
2,700	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. - A Shares	106,649	0.0
108,500	Zhaojin Mining Industry Co. Ltd. - H Shares	136,905	0.0
52,300 (1)	Zhejiang Century Huatong Group Co. Ltd. - A Shares	54,724	0.0
37,400	Zhejiang China Commodities City Group Co. Ltd. - A Shares	43,977	0.0
13,500	Zhejiang Chint Electrics Co. Ltd. - A Shares	51,478	0.0
19,800	Zhejiang Dahua Technology Co. Ltd. - A Shares	53,977	0.0
110,000	Zhejiang Expressway Co., Ltd. - H Shares	83,701	0.0
15,900	Zhejiang Huahai Pharmaceutical Co. Ltd. - A Shares	40,334	0.0
9,200	Zhejiang Huayou Cobalt Co. Ltd. - A Shares	58,307	0.0
7,700	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. - A Shares	75,426	0.0
20,000	Zhejiang Juhua Co. Ltd. - A Shares	37,986	0.0
21,400	Zhejiang NHU Co. Ltd. - A Shares	45,420	0.0

See Accompanying Notes to Financial Statements
29

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series EM Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
4,500	Zhejiang Supor Co. Ltd. - A Shares	$31,023	0.0
12,500	Zhejiang Weixing New Building Materials Co. Ltd. - A Shares	35,350	0.0
29,000	Zheshang Securities Co. Ltd. - A Shares	39,511	0.0
63,000 (1)(2)	ZhongAn Online P&C Insurance Co. Ltd. - H Shares	172,028	0.1
4,900	Zhongji Innolight Co. Ltd. - A Shares	99,646	0.0
51,500	Zhongsheng Group Holdings Ltd.	197,703	0.1
42,600	Zhongtai Securities Co. Ltd. - A Shares	40,566	0.0
48,700	Zhuzhou CRRC Times Electric Co., Ltd. - H Shares	181,909	0.1
84,500	Zijin Mining Group Co. Ltd. - A Shares	132,811	0.0
474,000	Zijin Mining Group Co., Ltd. - H Shares	701,937	0.1
50,300	Zoomlion Heavy Industry Science and Technology Co. Ltd. - A Shares	46,795	0.0
19,400	ZTE Corp. - A Shares	121,797	0.0
66,400	ZTE Corp. - H Shares	266,869	0.1
34,755	ZTO Express Cayman, Inc. ADR	871,655	0.2
		163,934,551	29.1
	Colombia: 0.1%
21,032	Bancolombia SA	156,286	0.1
36,941	Interconexion Electrica SA ESP	149,560	0.0
		305,846	0.1
	Czech Republic: 0.2%
12,989	CEZ AS	536,596	0.1
6,730	Komercni Banka AS	205,195	0.1
34,334 (2)	Moneta Money Bank AS	125,764	0.0
		867,555	0.2
	Egypt: 0.1%
208,427	Commercial International Bank Egypt SAE	345,683	0.1
86,573	Eastern Co. SAE	59,789	0.0
75,679 (1)	Egyptian Financial Group-Hermes Holding	46,342	0.0
		451,814	0.1
	Greece: 0.4%
184,677 (1)	Alpha Services and Holdings SA	302,493	0.1
215,912 (1)	Eurobank Ergasias Services and Holdings SA	355,735	0.1
16,284	Hellenic Telecommunications Organization SA	279,158	0.0
9,788	Jumbo SA	269,154	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Greece (continued)
5,341	Motor Oil Hellas Corinth Refineries SA	$135,212	0.0
8,617	Mytilineos SA	304,227	0.1
45,696 (1)	National Bank of Greece SA	297,043	0.1
15,590	OPAP S.A.	271,864	0.0
18,440 (1)	Public Power Corp.	210,306	0.0
5,053	Terna Energy SA	111,325	0.0
		2,536,517	0.4
	Hungary: 0.2%
34,615	MOL Hungarian Oil & Gas PLC	303,068	0.1
18,481	OTP Bank Nyrt	657,008	0.1
11,868	Richter Gedeon Nyrt	292,992	0.0
		1,253,068	0.2
	India: 14.4%
4,796	ABB India Ltd.	259,048	0.0
6,167 (1)	ACC Ltd.	136,650	0.0
14,276	Adani Enterprises Ltd.	417,054	0.1
26,562 (1)	Adani Green Energy Ltd.	306,267	0.1
43,588	Adani Ports & Special Economic Zone, Ltd.	393,792	0.1
67,118 (1)	Adani Power Ltd.	205,099	0.0
51,908 (1)	Ambuja Cements Ltd.	270,248	0.1
8,332	Apollo Hospitals Enterprise Ltd.	518,644	0.1
31,563	Asian Paints Ltd.	1,296,099	0.2
14,787 (2)	AU Small Finance Bank Ltd.	136,248	0.0
23,980	Aurobindo Pharma Ltd.	212,966	0.0
13,342 (1)(2)	Avenue Supermarts Ltd.	634,034	0.1
189,588	Axis Bank Ltd.	2,287,636	0.4
5,829	Bajaj Auto Ltd.	333,992	0.1
22,525	Bajaj Finance Ltd.	1,972,876	0.4
31,517	Bajaj Finserv Ltd.	588,679	0.1
2,367	Bajaj Holdings and Investment Ltd.	202,365	0.0
6,878	Balkrishna Industries Ltd.	199,083	0.0
62,859 (1)(2)	Bandhan Bank Ltd.	185,991	0.0
92,508	Bank of Baroda	215,429	0.0
25,265	Berger Paints India Ltd.	209,174	0.0
296,731	Bharat Electronics Ltd.	455,701	0.1
23,368	Bharat Forge Ltd.	238,858	0.0
63,737	Bharat Petroleum Corp. Ltd.	283,624	0.1
183,397	Bharti Airtel Ltd.	1,967,243	0.4
8,888	Britannia Industries Ltd.	544,991	0.1
34,059	Cholamandalam Investment and Finance Co. Ltd.	475,181	0.1
39,451	Cipla Ltd.	488,810	0.1
128,162	Coal India Ltd.	361,555	0.1
11,399	Colgate-Palmolive India Ltd.	234,851	0.0
25,755	Container Corp. Of India Ltd.	208,181	0.0
54,805	Crompton Greaves Ltd.	253,402	0.0

See Accompanying Notes to Financial Statements
30

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series EM Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	India (continued)
52,021	Dabur India Ltd.	$363,894	0.1
10,320	Divis Laboratories Ltd.	451,591	0.1
53,584	DLF Ltd.	321,226	0.1
9,514	Dr Reddys Laboratories Ltd.	599,192	0.1
11,259	Eicher Motors Ltd.	492,261	0.1
201,341	GAIL India Ltd.	258,251	0.0
33,839 (1)	Godrej Consumer Products Ltd.	446,491	0.1
10,996 (1)	Godrej Properties Ltd.	210,773	0.0
21,762	Grasim Industries Ltd.	461,009	0.1
20,773	Havells India Ltd.	325,460	0.1
77,550	HCL Technologies Ltd.	1,127,387	0.2
80,061 (2)	HDFC Life Insurance Co., Ltd.	636,016	0.1
9,356	Hero Motocorp Ltd.	332,578	0.1
104,101	Hindalco Industries Ltd.	536,827	0.1
5,738	Hindustan Aeronautics Ltd.	265,756	0.0
48,188	Hindustan Petroleum Corp. Ltd.	161,097	0.0
68,202	Hindustan Unilever Ltd.	2,229,864	0.4
144,303	Housing Development Finance Corp.	4,978,494	0.9
429,747	ICICI Bank Ltd.	4,920,168	0.9
21,135 (2)	ICICI Lombard General Insurance Co. Ltd.	346,692	0.1
32,104 (2)	ICICI Prudential Life Insurance Co. Ltd.	224,460	0.0
71,789	Indian Hotels Co. Ltd.	344,210	0.1
248,153	Indian Oil Corp. Ltd.	276,565	0.1
22,775	Indian Railway Catering & Tourism Corp. Ltd.	176,754	0.0
29,460	Indraprastha Gas Ltd.	170,228	0.0
6,065	Info Edge India Ltd.	332,586	0.1
275,298	Infosys Ltd.	4,484,024	0.8
9,000 (1)(2)	InterGlobe Aviation Ltd.	288,608	0.1
247,584	ITC Ltd.	1,365,183	0.2
32,604	Jindal Steel & Power Ltd.	231,716	0.0
51,989	JSW Steel Ltd.	498,881	0.1
35,935	Jubilant Foodworks Ltd.	220,137	0.0
86,353	Kotak Mahindra Bank Ltd.	1,947,560	0.3
56,846	Larsen & Toubro Ltd.	1,718,881	0.3
7,356 (2)	LTIMindtree Ltd	467,917	0.1
18,726	Lupin Ltd.	206,330	0.0
72,801	Mahindra & Mahindra Ltd.	1,293,483	0.2
44,685	Marico Ltd.	289,629	0.1
10,640	Maruti Suzuki India Ltd.	1,272,531	0.2
60,019 (1)	Max Healthcare Institute Ltd.	439,170	0.1
6,918	Mphasis Ltd.	160,450	0.0
182	MRF Ltd.	224,938	0.0
11,081	Muthoot Finance Ltd.	167,733	0.0
2,762	Nestle India Ltd.	771,878	0.1
318,858	NTPC Ltd.	736,431	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	India (continued)
224,240	Oil & Natural Gas Corp., Ltd.	$438,921	0.1
529	Page Industries Ltd.	243,246	0.0
65,433	Petronet LNG Ltd.	177,969	0.0
6,595	PI Industries Ltd.	315,754	0.1
12,777	Pidilite Industries Ltd.	405,259	0.1
255,715	Power Grid Corp. of India Ltd.	797,176	0.1
251,730	Reliance Industries Ltd.	7,846,698	1.4
195,714	Samvardhana Motherson International Ltd.	205,110	0.0
22,021	SBI Cards & Payment Services Ltd.	227,879	0.0
37,247 (2)	SBI Life Insurance Co. Ltd.	594,237	0.1
810	Shree Cement Ltd.	236,210	0.0
18,927	Shriram Finance Ltd.	401,213	0.1
6,194	Siemens, Ltd.	284,874	0.1
28,467 (2)	Sona Blw Precision Forgings Ltd.	179,492	0.0
12,341	SRF Ltd.	345,241	0.1
148,378	State Bank of India	1,039,227	0.2
78,235	Sun Pharmaceutical Industries Ltd.	1,003,754	0.2
75,973	Tata Consultancy Services Ltd.	3,069,867	0.5
45,617	Tata Consumer Products Ltd.	479,630	0.1
2,987	Tata Elxsi Ltd.	277,368	0.1
135,549 (1)	Tata Motors Ltd.	987,927	0.2
120,617	Tata Power Co. Ltd.	327,041	0.1
595,542	Tata Steel Ltd.	815,963	0.1
45,615	Tech Mahindra Ltd.	631,551	0.1
29,131	Titan Co., Ltd.	1,084,678	0.2
10,128	Torrent Pharmaceuticals Ltd.	235,524	0.0
15,302	Trent Ltd.	329,625	0.1
9,067	Tube Investments of India Ltd.	351,695	0.1
18,543	TVS Motor Co. Ltd.	300,467	0.1
8,567	Ultratech Cement Ltd.	867,432	0.2
25,956 (1)	United Spirits Ltd.	289,269	0.1
40,528	UPL Ltd.	340,358	0.1
38,494	Varun Beverages Ltd.	377,470	0.1
63,707	Vedanta Ltd.	216,987	0.0
111,346	Wipro Ltd.	530,058	0.1
1,047,306 (1)	Yes Bank Ltd.	207,820	0.0
334,005 (1)	Zomato Ltd.	306,458	0.1
		81,038,529	14.4
	Indonesia: 2.0%
1,152,800	Adaro Energy Indonesia Tbk PT	171,568	0.0
709,300	Aneka Tambang Tbk	92,545	0.0
1,617,800	Astra International Tbk PT	733,799	0.1

See Accompanying Notes to Financial Statements
31

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series EM Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Indonesia (continued)
4,614,200	Bank Central Asia Tbk PT	$2,829,882	0.5
3,079,300	Bank Mandiri Persero TBK PT	1,071,619	0.2
621,700	Bank Negara Indonesia Persero Tbk PT	381,445	0.1
5,643,000	Bank Rakyat Indonesia	2,060,212	0.4
2,388,000	Barito Pacific Tbk PT	119,005	0.0
622,600	Charoen Pokphand Indonesia Tbk PT	218,846	0.1
67,298,800 (1)	GoTo Gojek Tokopedia Tbk PT	496,648	0.1
245,000	Indah Kiat Pulp & Paper Tbk PT	139,264	0.0
202,300	Indofood CBP Sukses Makmur TBK PT	152,813	0.0
369,100	Indofood Sukses Makmur Tbk PT	180,988	0.0
1,788,500	Kalbe Farma Tbk PT	244,760	0.1
1,031,100 (1)	Merdeka Copper Gold Tbk PT	211,077	0.1
1,809,600	Sarana Menara Nusantara Tbk PT	128,251	0.0
301,700	Semen Indonesia Persero Tbk PT	122,866	0.0
1,411,300	Sumber Alfaria Trijaya Tbk PT	243,184	0.1
4,023,800	Telkom Indonesia Persero Tbk PT	1,076,458	0.2
636,300	Unilever Indonesia Tbk PT	181,155	0.0
122,900	United Tractors Tbk PT	190,605	0.0
211,000	Vale Indonesia Tbk PT	89,048	0.0
		11,136,038	2.0
	Kuwait: 0.8%
121,899 (1)	Agility Public Warehousing Co. KSC	249,044	0.0
124,089	Boubyan Bank KSCP	259,385	0.1
192,203	Gulf Bank KSCP	166,323	0.0
660,956	Kuwait Finance House KSCP	1,611,279	0.3
61,257	Mabanee Co. KPSC	168,768	0.0
176,742	Mobile Telecommunications Co. KSCP	298,931	0.1
614,977	National Bank of Kuwait SAKP	1,875,521	0.3
		4,629,251	0.8
	Malaysia: 1.3%
157,500	AMMB Holdings Bhd	122,366	0.0
254,200	Axiata Group Bhd	144,572	0.0
256,900	CELCOMDIGI BHD	226,410	0.1
541,000	CIMB Group Holdings Bhd	587,239	0.1
271,100	Dialog Group BHD	119,916	0.0
177,400	Gamuda BHD	167,420	0.0
184,200	Genting Bhd	160,524	0.0
279,900	Genting Malaysia BHD	147,761	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Malaysia (continued)
56,300	Hong Leong Bank BHD	$229,005	0.1
26,100	Hong Leong Financial Group Bhd	98,752	0.0
159,000	IHH Healthcare Bhd	200,813	0.1
238,600	Inari Amertron Bhd	140,732	0.0
223,200	IOI Corp. Bhd	178,690	0.0
38,800	Kuala Lumpur Kepong Bhd	182,932	0.1
398,700	Malayan Banking BHD	737,606	0.1
64,100	Malaysia Airports Holdings Bhd	94,565	0.0
205,400	Maxis Bhd	180,640	0.0
117,200	MISC Bhd	179,946	0.0
243,200 (2)	MR DIY Group M Bhd	82,979	0.0
6,500	Nestle Malaysia Bhd	182,432	0.0
190,200	Petronas Chemicals Group Bhd	244,863	0.1
24,900	Petronas Dagangan BHD	118,432	0.0
64,500	Petronas Gas BHD	230,776	0.1
56,200	PPB Group Bhd	189,521	0.1
298,500	Press Metal Aluminium Holdings Bhd	301,277	0.1
1,154,700	Public Bank BHD	953,371	0.2
120,500	QL Resources Bhd	138,378	0.0
139,800	RHB Bank Bhd	162,804	0.0
300,700	Sime Darby Bhd	132,175	0.0
185,800	Sime Darby Plantation Bhd	165,481	0.0
104,000	Telekom Malaysia BHD	109,549	0.0
198,000	Tenaga Nasional BHD	384,139	0.1
441,400 (1)	Top Glove Corp. Bhd	76,787	0.0
		7,372,853	1.3
	Mexico: 2.8%
282,808	Alfa SA de CV	174,969	0.0
2,556,407	America Movil SAB de CV	2,774,905	0.5
36,626	Arca Continental SAB de CV	375,910	0.1
70,078 (2)	Banco del Bajio SA	214,078	0.0
1,249,894 (1)	Cemex SA de CV - Unit	883,549	0.2
43,008	Coca-Cola Femsa SAB de CV - Unit	359,150	0.1
246,140	Fibra Uno Administracion SA de CV	359,353	0.1
160,170	Fomento Economico Mexicano SAB de CV - Unit	1,772,378	0.3
17,488	Gruma SAB de CV	280,807	0.0
28,719	Grupo Aeroportuario del Pacifico SA de CV	516,848	0.1
15,619	Grupo Aeroportuario del Sureste SA de CV	436,615	0.1
109,971	Grupo Bimbo SAB de CV	590,684	0.1
40,541	Grupo Carso SAB de CV	292,979	0.1
216,469	Grupo Financiero Banorte	1,780,871	0.3
180,312 (1)	Grupo Financiero Inbursa SA	426,736	0.1

See Accompanying Notes to Financial Statements
32

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series EM Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Mexico (continued)
257,498	Grupo Mexico SA de CV Series B	$1,238,072	0.2
207,997	Grupo Televisa S.A. - Unit	213,380	0.0
15,307 (1)	Industrias Penoles, S.A. de C.V.	214,541	0.0
130,349	Kimberly-Clark de Mexico SA de CV	290,824	0.1
122,662	Operadora De Sites Mexicanos SAB de CV	116,234	0.0
92,468	Orbia Advance Corp. SAB de CV	197,987	0.0
19,155	Promotora y Operadora de Infraestructura SAB de CV	192,233	0.0
7,082	Southern Copper Corp.	508,063	0.1
437,179	Wal-Mart de Mexico SAB de CV	1,733,953	0.3
		15,945,119	2.8
	Peru: 0.2%
18,513	Cia de Minas Buenaventura SAA ADR	136,070	0.0
5,676	Credicorp Ltd.	838,005	0.2
		974,075	0.2
	Philippines: 0.6%
151,350	Aboitiz Equity Ventures, Inc.	149,295	0.0
20,450	Ayala Corp.	232,570	0.0
569,900	Ayala Land, Inc.	252,113	0.1
165,650	Bank of the Philippine Islands	327,095	0.1
194,290	BDO Unibank, Inc.	486,518	0.1
82,140	International Container Terminal Services, Inc.	303,380	0.1
228,940	JG Summit Holdings, Inc.	184,956	0.0
39,580	Jollibee Foods Corp.	171,720	0.0
25,280	Manila Electric Co.	153,593	0.0
163,020	Metropolitan Bank & Trust Co.	164,930	0.0
6,720	PLDT, Inc.	159,193	0.0
19,690	SM Investments Corp.	330,972	0.1
849,700	SM Prime Holdings, Inc.	507,089	0.1
78,650	Universal Robina Corp.	196,334	0.0
		3,619,758	0.6
	Poland: 0.8%
39,292 (1)(2)	Allegro.eu SA	309,609	0.1
15,361	Bank Polska Kasa Opieki SA	418,997	0.1
5,625	CD Projekt SA	214,377	0.0
21,360	Cyfrowy Polsat SA	86,773	0.0
4,073 (1)(2)	Dino Polska SA	475,863	0.1
11,578	KGHM Polska Miedz SA	320,585	0.1
94	LPP SA	324,030	0.1
1,285 (1)	mBank SA	128,453	0.0
47,750	ORLEN SA	756,823	0.1
76,712 (1)	PGE Polska Grupa Energetyczna SA	136,974	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Poland (continued)
71,502	Powszechna Kasa Oszczednosci Bank Polski SA	$636,372	0.1
49,634	Powszechny Zaklad Ubezpieczen SA	481,432	0.1
3,100	Santander Bank Polska SA	296,850	0.0
		4,587,138	0.8
	Qatar: 0.9%
200,214	Barwa Real Estate Co.	143,934	0.0
265,808	Commercial Bank PQSC	426,683	0.1
98,458	Dukhan Bank	106,746	0.0
120,325	Industries Qatar QSC	374,373	0.1
461,170	Masraf Al Rayan	326,709	0.1
400,893	Mesaieed Petrochemical Holding Co.	211,375	0.0
73,915	Ooredoo QPSC	222,151	0.1
42,941	Qatar Electricity & Water Co. QSC	205,268	0.0
51,750	Qatar Fuel QSC	243,067	0.0
215,541	Qatar Gas Transport Co. Ltd.	241,184	0.0
89,150	Qatar International Islamic Bank QSC	246,702	0.1
134,133	Qatar Islamic Bank SAQ	656,368	0.1
380,013	Qatar National Bank QPSC	1,616,356	0.3
		5,020,916	0.9
	Saudi Arabia: 4.2%
6,894	ACWA Power Co.	308,167	0.1
11,032	Advanced Petrochemical Co.	130,830	0.0
163,026	Al Rajhi Bank	3,190,774	0.6
80,086	Alinma Bank	719,807	0.1
21,011	Almarai Co. JSC	340,352	0.1
50,057	Arab National Bank	352,975	0.1
2,179	Arabian Internet & Communications Services Co.	187,923	0.0
40,699	Bank AlBilad	422,200	0.1
36,561	Bank Al-Jazira	179,006	0.0
48,690	Banque Saudi Fransi	543,920	0.1
6,425	Bupa Arabia for Cooperative Insurance Co.	317,936	0.1
3,202	Dallah Healthcare Co.	143,866	0.0
45,428 (1)	Dar Al Arkan Real Estate Development Co.	187,638	0.0
7,226	Dr Sulaiman Al Habib Medical Services Group Co.	552,860	0.1
2,114	Elm Co.	329,181	0.1
42,375 (1)	Emaar Economic City	106,173	0.0
30,947	Etihad Etisalat Co.	396,997	0.1
51,210	Jarir Marketing Co.	226,349	0.0
44,760 (1)	Mobile Telecommunications Co. Saudi Arabia	168,982	0.0

See Accompanying Notes to Financial Statements
33

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series EM Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Saudi Arabia (continued)
4,205	Mouwasat Medical Services Co.	$272,626	0.1
3,825	Nahdi Medical Co.	174,144	0.0
31,738 (1)	National Industrialization Co.	127,035	0.0
38,823 (1)	Rabigh Refining & Petrochemical Co.	119,997	0.0
115,928	Riyad Bank	1,046,785	0.2
17,448	SABIC Agri-Nutrients Co.	606,036	0.1
29,787	Sahara International Petrochemical Co.	297,478	0.1
107,205 (1)	Saudi Arabian Mining Co.	1,211,118	0.2
222,319 (2)	Saudi Arabian Oil Co.	1,925,738	0.4
2,251	Saudi Aramco Base Oil Co.	82,763	0.0
76,298	Saudi Awwal Bank	776,849	0.1
73,651	Saudi Basic Industries Corp.	1,743,451	0.3
68,132	Saudi Electricity Co.	412,242	0.1
32,691	Saudi Industrial Investment Group	233,071	0.0
43,200	Saudi Investment Bank/The	197,126	0.0
64,479 (1)	Saudi Kayan Petrochemical Co.	238,567	0.1
244,319	Saudi National Bank	2,409,652	0.4
3,157 (1)	Saudi Research & Media Group	159,361	0.0
4,186	Saudi Tadawul Group Holding Co.	210,721	0.0
156,857	Saudi Telecom Co.	1,828,912	0.3
24,155	Savola Group/The	268,665	0.1
21,872	Yanbu National Petrochemical Co.	278,118	0.1
		23,426,391	4.2
	Singapore: 0.0%
16,900 (2)	BOC Aviation Ltd.	136,977	0.0

	South Africa: 3.2%
69,214	Absa Group Ltd.	617,757	0.1
9,475	African Rainbow Minerals Ltd.	99,964	0.0
4,928	Anglo American Platinum Ltd.	222,763	0.1
34,774	AngloGold Ashanti Ltd.	736,073	0.1
32,024	Aspen Pharmacare Holdings Ltd.	312,426	0.1
27,224	Bid Corp. Ltd.	597,803	0.1
24,009	Bidvest Group Ltd.	333,744	0.1
7,185	Capitec Bank Holdings Ltd.	598,518	0.1
20,828	Clicks Group Ltd.	289,149	0.1
43,321 (1)	Discovery Ltd.	335,704	0.1
20,078	Exxaro Resources Ltd.	175,239	0.0
411,276	FirstRand Ltd.	1,498,600	0.3
27,849	Foschini Group Ltd./The	139,316	0.0
74,421	Gold Fields Ltd.	1,034,629	0.2
298,769	Growthpoint Properties Ltd.	185,091	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Africa (continued)
47,760	Harmony Gold Mining Co., Ltd.	$201,170	0.0
70,064	Impala Platinum Holdings Ltd.	466,767	0.1
5,169	Kumba Iron Ore Ltd.	121,538	0.0
22,787	Mr Price Group Ltd.	173,819	0.0
138,389	MTN Group Ltd.	1,016,792	0.2
26,082	MultiChoice Group	132,328	0.0
16,235	Naspers Ltd.	2,933,036	0.5
38,278	Nedbank Group Ltd.	464,878	0.1
40,152	NEPI Rockcastle NV	235,669	0.0
28,848 (1)	Northam Platinum Holdings Ltd.	192,328	0.0
425,823	Old Mutual Ltd.	274,210	0.0
77,644	OUTsurance Group Ltd.	140,220	0.0
14,268 (1)(2)	Pepco Group NV	129,291	0.0
183,082 (2)	Pepkor Holdings Ltd.	160,464	0.0
11,808	Reinet Investments SCA	261,584	0.0
44,578	Remgro Ltd.	348,287	0.1
147,098	Sanlam Ltd.	456,036	0.1
46,608	Sasol Ltd.	577,438	0.1
40,808	Shoprite Holdings Ltd.	489,475	0.1
233,362	Sibanye Stillwater Ltd.	359,922	0.1
109,969	Standard Bank Group Ltd.	1,038,275	0.2
54,399	Vodacom Group Pty Ltd.	338,976	0.1
81,845	Woolworths Holdings Ltd./South Africa	310,268	0.1
		17,999,547	3.2
	South Korea: 11.5%
2,519	Amorepacific Corp.	187,503	0.0
708	BGF retail Co. Ltd.	94,048	0.0
8,430	Celltrion Healthcare Co. Ltd.	422,057	0.1
1,630 (1)	Celltrion Pharm, Inc.	95,071	0.0
8,854	Celltrion, Inc.	1,033,445	0.2
699	CJ CheilJedang Corp.	143,240	0.0
1,330	CJ Corp.	69,014	0.0
1,851 (1)	CosmoAM&T Co. Ltd.	264,365	0.1
4,768	Coway Co. Ltd.	159,330	0.0
3,854	DB Insurance Co. Ltd.	218,898	0.0
4,403 (1)	Doosan Bobcat, Inc.	196,814	0.0
33,962 (1)	Doosan Enerbility Co. Ltd.	469,269	0.1
4,092	Ecopro BM Co. Ltd.	778,417	0.1
1,651	E-Mart, Inc.	96,671	0.0
1,472	F&F Co. Ltd. / New	134,173	0.0
3,853	GS Holdings Corp.	107,393	0.0
24,148	Hana Financial Group, Inc.	720,878	0.1
6,364	Hankook Tire & Technology Co. Ltd.	166,965	0.0
585	Hanmi Pharm Co. Ltd.	137,449	0.0
17,065	Hanon Systems Corp.	118,988	0.0
2,701	Hanwha Aerospace Co. Ltd.	261,590	0.1
8,622 (1)	Hanwha Solutions Corp.	278,040	0.1

See Accompanying Notes to Financial Statements
34

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series EM Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Korea (continued)
3,494	HD Hyundai Co. Ltd.	$159,470	0.0
3,630 (1)	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	322,689	0.1
9,213 (1)	HLB, Inc.	228,737	0.0
20,614	HMM Co. Ltd.	296,412	0.1
2,898	Hotel Shilla Co. Ltd.	162,177	0.0
1,550 (1)	HYBE Co. Ltd.	334,282	0.1
6,935	Hyundai Engineering & Construction Co. Ltd.	201,593	0.0
1,595	Hyundai Glovis Co., Ltd.	240,136	0.0
1,540 (1)	Hyundai Heavy Industries Co. Ltd.	154,769	0.0
2,128 (1)	Hyundai Mipo Dockyard Co., Ltd.	136,300	0.0
4,968	Hyundai Mobis Co. Ltd.	879,570	0.2
11,233	Hyundai Motor Co.	1,766,887	0.3
7,161	Hyundai Steel Co.	184,529	0.0
20,784	Industrial Bank Of Korea	163,496	0.0
25,631	Kakao Corp.	962,699	0.2
3,176 (1)	Kakao Games Corp.	79,925	0.0
12,379	KakaoBank Corp.	225,043	0.0
2,393 (1)	Kakaopay Corp.	86,045	0.0
8,942	Kangwon Land, Inc.	118,417	0.0
31,964 (1)	KB Financial Group, Inc.	1,160,124	0.2
21,669	Kia Corp.	1,459,646	0.3
6,135	Korea Aerospace Industries Ltd.	249,162	0.0
20,963 (1)	Korea Electric Power Corp.	328,083	0.1
3,453	Korea Investment Holdings Co., Ltd.	136,186	0.0
673	Korea Zinc Co., Ltd.	249,975	0.1
15,147	Korean Air Lines Co. Ltd.	280,994	0.1
2,450 (1)	Krafton, Inc.	364,880	0.1
1,949	KT Corp.	44,119	0.0
8,646	KT&G Corp.	543,111	0.1
1,546	Kumho Petrochemical Co. Ltd.	156,329	0.0
2,030	L&F Co. Ltd.	377,816	0.1
4,071	LG Chem Ltd.	2,072,391	0.4
7,582	LG Corp.	508,452	0.1
19,891 (1)	LG Display Co., Ltd.	239,064	0.0
8,582	LG Electronics, Inc.	830,639	0.2
2,919 (1)	LG Energy Solution Ltd.	1,230,628	0.2
770	LG H&H Co. Ltd.	269,088	0.1
1,206	LG Innotek Co. Ltd.	285,690	0.1
19,402	LG Uplus Corp.	158,309	0.0
1,770	Lotte Chemical Corp.	208,315	0.0
2,212	Lotte Energy Materials Corp.	81,548	0.0
8,855	Meritz Financial Group, Inc.	280,757	0.1
22,919	Mirae Asset Securities Co. Ltd.	126,409	0.0
10,857	NAVER Corp.	1,519,816	0.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Korea (continued)
1,202	NCSoft Corp.	$270,684	0.1
1,860 (1)(2)	Netmarble Corp.	69,854	0.0
12,920	NH Investment & Securities Co., Ltd.	93,978	0.0
2,124	Orion Corp./Republic of Korea	193,707	0.0
22,067	Pan Ocean Co. Ltd.	87,230	0.0
2,829 (1)	Pearl Abyss Corp.	113,832	0.0
2,516	POSCO Chemical Co., Ltd.	678,803	0.1
5,962	POSCO Holdings, Inc.	1,764,466	0.3
3,348	Posco International Corp.	101,904	0.0
1,449 (1)(2)	Samsung Biologics Co. Ltd.	820,391	0.2
6,662	Samsung C&T Corp.	536,184	0.1
4,524	Samsung Electro-Mechanics Co. Ltd.	499,466	0.1
394,961	Samsung Electronics Co., Ltd. 005930	21,747,849	3.9
13,199 (1)	Samsung Engineering Co. Ltd.	284,640	0.1
2,536	Samsung Fire & Marine Insurance Co. Ltd.	442,546	0.1
53,666 (1)	Samsung Heavy Industries Co., Ltd.	273,054	0.1
6,688	Samsung Life Insurance Co. Ltd.	342,049	0.1
4,565	Samsung SDI Co., Ltd.	2,331,047	0.4
2,960	Samsung SDS Co. Ltd.	277,466	0.1
5,410	Samsung Securities Co. Ltd.	148,488	0.0
35,344	Shinhan Financial Group Co., Ltd.	913,721	0.2
2,851 (1)	SK Biopharmaceuticals Co. Ltd.	175,689	0.0
1,939 (1)	SK Bioscience Co. Ltd.	117,623	0.0
45,187	SK Hynix, Inc.	3,970,329	0.7
2,093 (1)(2)	SK IE Technology Co. Ltd.	155,062	0.0
4,554 (1)	SK Innovation Co. Ltd.	552,100	0.1
8,406 (1)	SK Square Co. Ltd.	283,929	0.1
2,898	SK, Inc.	328,733	0.1
1,608	SKC Co., Ltd.	119,943	0.0
3,710	S-Oil Corp.	188,509	0.0
44,464	Woori Financial Group, Inc.	399,414	0.1
4,924	Yuhan Corp.	226,033	0.0
		64,527,048	11.5
	Taiwan: 15.3%
41,000	Accton Technology Corp.	461,176	0.1
262,000	Acer, Inc.	264,363	0.0
36,000	Advantech Co. Ltd.	473,965	0.1
11,000	Airtac International Group	363,535	0.1
257,000	ASE Technology Holding Co. Ltd.	913,930	0.2
204,000	Asia Cement Corp.	291,245	0.1
57,000	Asustek Computer, Inc.	577,070	0.1
549,000	AUO Corp.	329,472	0.1

See Accompanying Notes to Financial Statements
35

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series EM Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Taiwan (continued)
54,000	Catcher Technology Co., Ltd.	$304,675	0.1
725,000	Cathay Financial Holding Co., Ltd.	1,006,477	0.2
118,000	Chailease Holding Co. Ltd.	775,826	0.1
456,000	Chang Hwa Commercial Bank Ltd.	273,348	0.0
173,000	Cheng Shin Rubber Industry Co. Ltd.	223,473	0.0
247,000	China Airlines Ltd.	208,578	0.0
1,244,000 (1)	China Development Financial Holding Corp.	495,846	0.1
963,000	China Steel Corp.	910,637	0.2
313,000	Chunghwa Telecom Co., Ltd.	1,172,315	0.2
361,000	Compal Electronics, Inc.	339,534	0.1
1,446,000	CTBC Financial Holding Co. Ltd.	1,156,322	0.2
161,000	Delta Electronics, Inc.	1,784,255	0.3
71,000	E Ink Holdings, Inc.	516,477	0.1
1,106,087	E.Sun Financial Holding Co., Ltd.	926,715	0.2
16,000	Eclat Textile Co. Ltd.	257,285	0.0
5,000	eMemory Technology, Inc.	357,873	0.1
218,000	Eva Airways Corp.	279,677	0.0
83,000	Evergreen Marine Corp. Taiwan Ltd.	250,204	0.0
262,000	Far Eastern New Century Corp.	281,728	0.1
135,000	Far EasTone Telecommunications Co., Ltd.	340,946	0.1
37,000	Feng TAY Enterprise Co., Ltd.	234,067	0.0
877,000	First Financial Holding Co., Ltd.	779,996	0.1
283,000	Formosa Chemicals & Fibre Co.	610,387	0.1
95,000	Formosa Petrochemical Corp.	257,527	0.0
324,000	Formosa Plastics Corp.	892,512	0.2
613,000	Fubon Financial Holding Co., Ltd.	1,199,898	0.2
26,000	Giant Manufacturing Co., Ltd.	192,937	0.0
7,000	Global Unichip Corp.	362,308	0.1
18,000	Globalwafers Co. Ltd.	288,875	0.1
1,035,000	HON HAI Precision Industry Co., Ltd.	3,762,991	0.7
23,000	Hotai Motor Co. Ltd.	601,898	0.1
742,000	Hua Nan Financial Holdings Co. Ltd.	529,759	0.1
756,000	Innolux Corp.	372,105	0.1
229,000	Inventec Co., Ltd.	318,363	0.1
8,000	Largan Precision Co. Ltd.	548,780	0.1
167,000	Lite-On Technology Corp.	556,100	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Taiwan (continued)
126,000	MediaTek, Inc.	$2,789,118	0.5
922,000	Mega Financial Holdings Co., Ltd.	1,131,556	0.2
59,000	Micro-Star International Co., Ltd.	335,487	0.1
6,000	momo.com, Inc.	132,968	0.0
386,000	Nan Ya Plastics Corp.	900,398	0.2
20,000	Nan Ya Printed Circuit Board Corp.	170,640	0.0
107,000	Nanya Technology Corp.	243,935	0.0
15,000	Nien Made Enterprise Co. Ltd.	165,342	0.0
48,000	Novatek Microelectronics Corp., Ltd.	659,048	0.1
7,000	Parade Technologies Ltd.	242,656	0.0
167,000	Pegatron Corp.	402,069	0.1
20,000 (1)	PharmaEssentia Corp.	218,170	0.0
189,000	Pou Chen Corp.	191,572	0.0
253,000	Powerchip Semiconductor Manufacturing Corp.	252,556	0.0
47,000	President Chain Store Corp.	426,809	0.1
221,000	Quanta Computer, Inc.	1,079,334	0.2
38,000	Realtek Semiconductor Corp.	473,808	0.1
147,000	Ruentex Development Co. Ltd.	170,179	0.0
322,000	Shanghai Commercial & Savings Bank Ltd./The	469,815	0.1
1,143,000 (1)	Shin Kong Financial Holding Co., Ltd.	327,382	0.1
880,000	SinoPac Financial Holdings Co., Ltd.	491,061	0.1
115,000	Synnex Technology International Corp.	214,490	0.0
899,000	Taishin Financial Holdings Co., Ltd.	547,242	0.1
530,000	Taiwan Business Bank	242,933	0.0
505,000	Taiwan Cement Corp.	618,083	0.1
813,000	Taiwan Cooperative Financial Holding Co. Ltd.	733,586	0.1
177,000	Taiwan High Speed Rail Corp.	182,824	0.0
142,000	Taiwan Mobile Co., Ltd.	436,170	0.1
2,036,000	Taiwan Semiconductor Manufacturing Co., Ltd.	37,611,706	6.7
109,000	Unimicron Technology Corp.	619,846	0.1
393,000	Uni-President Enterprises Corp.	963,565	0.2
941,000	United Microelectronics Corp.	1,478,511	0.3
78,000	Vanguard International Semiconductor Corp.	221,513	0.0
5,000	Voltronic Power Technology Corp.	316,210	0.1
218,000	Walsin Lihwa Corp.	288,101	0.1
55,000	Wan Hai Lines Ltd.	104,720	0.0

See Accompanying Notes to Financial Statements
36

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series EM Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Taiwan (continued)
29,000	Win Semiconductors Corp.	$153,602	0.0
260,000	Winbond Electronics Corp.	229,967	0.0
199,000	Wistron Corp.	580,635	0.1
7,000	Wiwynn Corp.	319,917	0.1
145,000	WPG Holdings Ltd.	255,125	0.0
27,000	Yageo Corp.	427,745	0.1
140,000	Yang Ming Marine Transport Corp.	284,317	0.1
812,000	Yuanta Financial Holding Co., Ltd.	603,899	0.1
59,000	Zhen Ding Technology Holding Ltd.	199,510	0.0
		85,953,570	15.3
	Thailand: 1.9%
93,400	Advanced Info Service PCL	564,344	0.1
336,000 (1)	Airports of Thailand PCL - Foreign	682,808	0.1
724,400	Asset World Corp. PCL - Foreign	101,087	0.0
89,500	B Grimm Power PCL - Foreign	87,924	0.0
854,300	Bangkok Dusit Medical Services PCL - Foreign	669,922	0.1
692,200	Bangkok Expressway & Metro PCL - Foreign	167,130	0.0
642,800	Banpu PCL	160,768	0.0
104,900	Berli Jucker PCL - Foreign	103,033	0.0
740,600	BTS Group Holdings PCL - Foreign	155,841	0.0
48,700	Bumrungrad Hospital PCL - Foreign	310,780	0.1
36,200	Carabao Group PCL - Foreign	67,008	0.0
161,200	Central Pattana PCL	298,463	0.1
155,700	Central Retail Corp. PCL - Foreign	171,721	0.0
339,400	Charoen Pokphand Foods PCL	188,706	0.0
464,400	CP ALL PCL - Foreign	819,789	0.2
125,100	CP Axtra PCL	124,587	0.0
260,256	Delta Electronics Thailand PCL	677,463	0.1
25,000	Electricity Generating PCL - Foreign	92,118	0.0
136,300	Energy Absolute PCL - Foreign	219,490	0.1
64,200	Global Power Synergy PCL - Foreign	98,490	0.0
235,800	Gulf Energy Development PCL - Foreign	311,479	0.1
496,200	Home Product Center PCL - Foreign	196,377	0.1
164,100	Indorama Ventures PCL - Foreign	158,860	0.0
99,200	Intouch Holdings PCL - Foreign	207,293	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Thailand (continued)
54,000	Kasikornbank PCL - Foreign	$197,647	0.1
318,800	Krung Thai Bank PCL	174,719	0.0
79,400	Krungthai Card PCL - Foreign	111,089	0.0
744,300	Land & Houses PCL - Foreign	177,619	0.0
256,300	Minor International PCL - Foreign	248,185	0.1
68,100	Muangthai Capital PCL - Foreign	75,701	0.0
132,800	Osotspa PCL - Foreign	111,579	0.0
109,400	PTT Exploration & Production PCL - Foreign	463,546	0.1
188,200	PTT Global Chemical PCL	198,207	0.1
272,900	PTT Oil & Retail Business PCL - Foreign	163,325	0.0
785,000	PTT PCL - Foreign	743,028	0.1
102,700	Ratch Group PCL - Foreign	103,650	0.0
74,000	SCB X PCL - Foreign	222,805	0.1
107,200	SCG Packaging PCL - Foreign	112,824	0.0
63,700	Siam Cement PCL - Foreign	579,169	0.1
64,000	Srisawad Corp. PCL - Foreign	85,633	0.0
105,600	Thai Oil PCL - Foreign	132,127	0.0
926,600	True Corp. PCL - Foreign	171,733	0.0
		10,708,067	1.9
	Turkey: 0.5%
251,517	Akbank TAS	195,467	0.0
57,333	Aselsan Elektronik Sanayi Ve Ticaret AS	120,211	0.0
37,128	BIM Birlesik Magazalar AS	243,265	0.1
112,848 (1)	Eregli Demir ve Celik Fabrikalari TAS	160,176	0.0
6,493	Ford Otomotiv Sanayi AS	189,926	0.0
81,111	Haci Omer Sabanci Holding AS	143,536	0.0
95,659 (1)	Hektas Ticaret TAS	110,626	0.0
61,917	KOC Holding AS	247,950	0.1
80,378	Koza Altin Isletmeleri AS	77,105	0.0
4,343 (1)	Pegasus Hava Tasimaciligi AS	103,133	0.0
89,033 (1)	Sasa Polyester Sanayi AS	194,895	0.1
8,002	Tofas Turk Otomobil Fabrikasi AS	77,898	0.0
44,638 (1)	Turk Hava Yollari	332,505	0.1
114,809	Turk Sise Ve Cam Fabrikalari	196,555	0.0
106,640	Turkcell Iletisim Hizmet AS	148,793	0.0
290,663	Turkiye Is Bankasi	156,553	0.0
79,170	Turkiye Petrol Rafinerileri AS	243,438	0.1
255,380	Yapi ve Kredi Bankasi AS	127,604	0.0
		3,069,636	0.5

See Accompanying Notes to Financial Statements
37

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series EM Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Arab Emirates: 1.3%
240,426	Abu Dhabi Commercial Bank PJSC	$530,862	0.1
123,423	Abu Dhabi Islamic Bank PJSC	357,533	0.1
256,445	Abu Dhabi National Oil Co. for Distribution PJSC	272,294	0.1
312,778	Aldar Properties PJSC	437,446	0.1
166,390	Americana Restaurants International PLC	191,623	0.0
243,285	Dubai Islamic Bank PJSC	363,665	0.1
534,684	Emaar Properties PJSC	939,828	0.2
156,374	Emirates NBD Bank PJSC	636,556	0.1
286,255	Emirates Telecommunications Group Co. PJSC	1,756,563	0.3
363,799	First Abu Dhabi Bank PJSC	1,355,879	0.2
306,885 (1)	Multiply Group PJSC	265,954	0.0
		7,108,203	1.3
	Total Common Stock (Cost $535,735,829)	541,466,380	96.2
PREFERRED STOCK: 2.3%
	Brazil: 1.5%
438,121	Banco Bradesco SA	1,511,582	0.3
26,849	Centrais Eletricas Brasileiras SA	250,199	0.0
118,895	Cia Energetica de Minas Gerais	318,828	0.1
95,187	Gerdau SA	498,180	0.1
401,183	Itau Unibanco Holding S.A.	2,379,516	0.4
419,447	Itausa SA	843,589	0.2
394,199	Petroleo Brasileiro SA	2,431,945	0.4
		8,233,839	1.5
	Chile: 0.1%
11,750	Sociedad Quimica y Minera de Chile SA	855,858	0.1

	Colombia: 0.0%
37,021	Bancolombia SA	248,387	0.0

	South Korea: 0.7%
2,491	Hyundai Motor Co.	206,166	0.0
2,988	Hyundai Motor Co.- Series 2	249,561	0.1
683	LG Chem Ltd.	183,485	0.0
68,026	Samsung Electronics Co., Ltd.	3,086,973	0.6
		3,726,185	0.7
	Total Preferred Stock (Cost $11,460,555)	13,064,269	2.3
	Total Investments in Securities (Cost $547,196,384)	$554,530,649	98.5
	Assets in Excess of Other Liabilities	8,565,940	1.5
	Net Assets	$563,096,589	100.0

ADR
American Depositary Receipt

(1)
Non-income producing security.

(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

Sector Diversification	Percentage of Net Assets
Financials	21.6%
Information Technology	20.8
Consumer Discretionary	13.0
Communication Services	9.6
Materials	8.0
Consumer Staples	6.3
Industrials	6.2
Energy	4.9
Health Care	3.7
Utilities	2.6
Real Estate	1.8
Assets in Excess of Other Liabilities	1.5
Net Assets	100.0%
Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements
38

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series EM Portfolio	as of June 30, 2023 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Common Stock
Brazil	$22,700,481	$—	$—	$22,700,481
Chile	2,163,432	—	—	2,163,432
China	11,664,032	152,270,519	—	163,934,551
Colombia	305,846	—	—	305,846
Czech Republic	662,360	205,195	—	867,555
Egypt	59,789	392,025	—	451,814
Greece	269,154	2,267,363	—	2,536,517
Hungary	—	1,253,068	—	1,253,068
India	306,267	80,732,262	—	81,038,529
Indonesia	152,813	10,983,225	—	11,136,038
Kuwait	—	4,629,251	—	4,629,251
Malaysia	958,291	6,414,562	—	7,372,853
Mexico	15,945,119	—	—	15,945,119
Peru	974,075	—	—	974,075
Philippines	—	3,619,758	—	3,619,758
Poland	—	4,587,138	—	4,587,138
Qatar	427,419	4,593,497	—	5,020,916
Saudi Arabia	486,918	22,939,473	—	23,426,391
Singapore	—	136,977	—	136,977
South Africa	5,765,020	12,234,527	—	17,999,547
South Korea	—	64,527,048	—	64,527,048
Taiwan	—	85,953,570	—	85,953,570
Thailand	—	10,708,067	—	10,708,067
Turkey	533,614	2,536,022	—	3,069,636
United Arab Emirates	1,352,312	5,755,891	—	7,108,203
Total Common Stock	64,726,942	476,739,438	—	541,466,380
Preferred Stock	9,338,084	3,726,185	—	13,064,269
Total Investments, at fair value	$74,065,026	$480,465,623	$—	$554,530,649
Liabilities Table
Other Financial Instruments+
Futures	$(130,065)	$—	$—	$(130,065)
Total Liabilities	$(130,065)	$—	$—	$(130,065)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

At June 30, 2023, the following futures contracts were outstanding for Voya VACS Index Series EM Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
MSCI Emerging Markets Index	163	09/15/23	$8,132,885	$(130,065)
			$8,132,885	$(130,065)
See Accompanying Notes to Financial Statements
39

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series EM Portfolio	as of June 30, 2023 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2023 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$130,065
Total Liability Derivatives		$130,065

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2023 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$259,960
Total	$259,960
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(130,065)
Total	$(130,065)
At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $548,001,874.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$28,381,605
Gross Unrealized Depreciation	(21,178,578)
Net Unrealized Appreciation	$7,203,027
See Accompanying Notes to Financial Statements
40

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series I Portfolio	as of June 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 95.7%
	Australia: 6.9%
17,745	Ampol Ltd.	$354,483	0.0
224,352	ANZ Group Holdings Ltd.	3,551,453	0.3
87,859	APA Group - Stapled Security	568,445	0.1
44,217	Aristocrat Leisure Ltd.	1,144,021	0.1
14,416	ASX Ltd.	606,670	0.1
137,065	Aurizon Holdings Ltd.	358,591	0.0
378,417	BHP Group Ltd.	11,375,983	0.9
34,550	BlueScope Steel Ltd.	475,507	0.0
103,403	Brambles Ltd.	994,281	0.1
4,898	Cochlear Ltd.	750,415	0.1
99,661	Coles Group Ltd.	1,223,729	0.1
126,180	Commonwealth Bank of Australia	8,447,366	0.7
42,844	Computershare Ltd.	668,626	0.1
36,033	CSL Ltd.	6,672,563	0.6
80,090	Dexus	417,095	0.0
11,450	EBOS Group Ltd.	258,709	0.0
106,690	Endeavour Group Ltd./Australia	449,025	0.0
126,499	Fortescue Metals Group Ltd.	1,877,088	0.2
126,424	Goodman Group	1,699,502	0.1
142,640	GPT Group	394,698	0.0
18,713	IDP Education Ltd.	277,118	0.0
50,750	IGO Ltd.	517,995	0.0
183,559	Insurance Australia Group Ltd.	698,056	0.1
51,320	Lendlease Corp., Ltd. - Stapled Security	266,271	0.0
165,738	Lottery Corp. Ltd./The	568,195	0.0
27,426	Macquarie Group Ltd.	3,263,368	0.3
205,072	Medibank Pvt Ltd.	481,710	0.0
12,970	Mineral Resources Ltd.	621,170	0.1
293,821	Mirvac Group	443,700	0.0
234,755	National Australia Bank Ltd.	4,128,848	0.3
66,799	Newcrest Mining Ltd.	1,191,591	0.1
86,325	Northern Star Resources Ltd.	703,280	0.1
33,717	Orica Ltd.	334,027	0.0
128,281	Origin Energy Ltd.	721,012	0.1
201,557	Pilbara Minerals Ltd.	662,452	0.1
68,816 (1)	Qantas Airways Ltd.	285,182	0.0
111,184	QBE Insurance Group Ltd.	1,160,856	0.1
13,635	Ramsay Health Care Ltd.	512,271	0.0
3,935	REA Group Ltd.	378,010	0.0
16,889	Reece Ltd.	210,394	0.0
27,730	Rio Tinto Ltd.	2,123,560	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Australia (continued)
246,622	Santos Ltd.	$1,233,973	0.1
386,492	Scentre Group	683,518	0.1
25,093	Seek Ltd.	366,574	0.0
33,327	Sonic Healthcare Ltd.	792,573	0.1
341,568	South32 Ltd. - AUD	859,933	0.1
177,756	Stockland	477,860	0.0
94,611	Suncorp Group Ltd.	850,103	0.1
301,132	Telstra Group Ltd.	863,859	0.1
230,117	Transurban Group - Stapled Security	2,191,033	0.2
53,751	Treasury Wine Estates Ltd.	403,088	0.0
288,130	Vicinity Centres	354,839	0.0
17,527	Washington H Soul Pattinson & Co. Ltd.	372,082	0.0
84,748	Wesfarmers Ltd.	2,794,089	0.2
262,128	Westpac Banking Corp.	3,732,348	0.3
12,395	WiseTech Global Ltd.	664,848	0.1
141,837	Woodside Energy Group Ltd.	3,280,921	0.3
91,037	Woolworths Group Ltd.	2,412,143	0.2
		84,171,100	6.9
	Austria: 0.2%
25,603	Erste Group Bank AG	898,101	0.1
10,966	OMV AG	465,642	0.1
5,070	Verbund - Oesterreichische Elektrizitaetswirtschafts AG	406,745	0.0
8,642	Voestalpine AG	310,562	0.0
		2,081,050	0.2
	Belgium: 0.8%
12,009	Ageas SA/NV	486,837	0.1
64,884	Anheuser-Busch InBev SA/NV	3,677,469	0.3
1,625	D’ieteren Group	287,601	0.0
2,197	Elia Group SA/NV	279,138	0.0
7,405	Groupe Bruxelles Lambert NV	583,765	0.1
18,698	KBC Group NV	1,305,139	0.1
1,148	Sofina SA	238,004	0.0
5,519	Solvay S.A.	617,136	0.1
9,414	UCB S.A.	834,633	0.1
15,596	Umicore SA	436,053	0.0
12,151	Warehouses De Pauw CVA	333,699	0.0
		9,079,474	0.8
	China: 0.5%
275,500	BOC Hong Kong Holdings Ltd.	843,947	0.1
128,200 (2)	Budweiser Brewing Co. APAC Ltd.	331,738	0.0

See Accompanying Notes to Financial Statements
41

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series I Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
4,296 (1)	Futu Holdings Ltd. ADR	$170,723	0.0
59,874	Prosus NV	4,384,832	0.4
		5,731,240	0.5
	Denmark: 2.9%
231	AP Moller - Maersk A/S - Class A	402,795	0.0
374	AP Moller - Maersk A/S - Class B	657,585	0.1
7,356	Carlsberg A/S	1,177,925	0.1
7,855	Chr Hansen Holding A/S	546,068	0.0
8,846	Coloplast A/S	1,106,955	0.1
51,361 (1)	Danske Bank A/S	1,250,970	0.1
6,862 (1)	Demant A/S	290,448	0.0
13,939	DSV A/S	2,927,770	0.2
4,929 (1)	Genmab A/S	1,867,882	0.2
123,661	Novo Nordisk A/S	19,976,179	1.6
15,230	Novozymes A/S	710,618	0.1
14,086 (2)	Orsted A/S	1,335,386	0.1
6,756	Pandora A/S	603,862	0.1
677	ROCKWOOL A/S	175,077	0.0
26,811	Tryg A/S	580,619	0.0
75,437 (1)	Vestas Wind Systems A/S	2,005,668	0.2
		35,615,807	2.9
	Finland: 1.1%
10,591	Elisa OYJ	565,395	0.1
33,407	Fortum OYJ	447,070	0.0
20,338	Kesko OYJ	383,011	0.0
25,390	Kone Oyj	1,326,494	0.1
49,382	Metso Outotec Oyj	595,881	0.1
31,503	Neste Oyj	1,212,971	0.1
399,696	Nokia OYJ - Finland	1,674,674	0.2
242,351	Nordea Bank Abp	2,639,851	0.2
7,961	Orion Oyj	330,390	0.0
34,353	Sampo OYJ	1,542,881	0.1
43,458	Stora Enso OYJ	504,199	0.1
39,744	UPM-Kymmene OYJ	1,184,248	0.1
35,249	Wartsila OYJ	397,468	0.0
		12,804,533	1.1
	France: 11.0%
13,754	Accor S.A.	511,807	0.1
2,211	Aeroports de Paris	317,704	0.0
39,113	Air Liquide SA	7,014,350	0.6
24,157	Alstom SA	721,107	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	France (continued)
4,554 (2)	Amundi SA	$269,045	0.0
4,204	Arkema SA	396,423	0.0
137,042	AXA S.A.	4,049,782	0.3
3,118	BioMerieux	327,383	0.0
82,984	BNP Paribas	5,236,798	0.4
65,909	Bollore SE	411,027	0.0
15,386	Bouygues SA	516,869	0.1
21,893	Bureau Veritas SA	600,637	0.1
12,318	Capgemini SE	2,332,327	0.2
44,211	Carrefour S.A.	837,833	0.1
36,603	Cie de Saint-Gobain	2,228,630	0.2
50,677	Cie Generale des Etablissements Michelin SCA	1,499,097	0.1
3,540	Covivio SA/France	167,230	0.0
90,623	Credit Agricole SA	1,076,047	0.1
47,961	Danone	2,939,223	0.3
1,865	Dassault Aviation SA	373,656	0.0
49,873	Dassault Systemes SE	2,209,927	0.2
18,585	Edenred	1,244,907	0.1
5,490	Eiffage SA	573,205	0.1
136,437	Engie SA	2,272,080	0.2
21,736	EssilorLuxottica SA	4,098,775	0.3
3,245	Eurazeo SE	228,467	0.0
3,423	Gecina S.A.	365,162	0.0
26,705	Getlink SE	454,463	0.0
2,366	Hermes International	5,143,033	0.4
2,808	Ipsen SA	338,017	0.0
5,576	Kering SA	3,079,070	0.3
16,020	Klepierre SA	398,005	0.0
7,822 (2)	La Francaise des Jeux SAEM	307,865	0.0
19,931	Legrand S.A.	1,977,237	0.2
17,985	L’Oreal S.A.	8,389,593	0.7
20,627	LVMH Moet Hennessy Louis Vuitton SE	19,449,501	1.6
139,094	Orange SA	1,625,518	0.1
15,415	Pernod Ricard SA	3,406,334	0.3
17,097	Publicis Groupe	1,372,145	0.1
1,735	Remy Cointreau SA	278,504	0.0
14,313	Renault S.A.	603,918	0.1
25,533	Safran S.A.	4,001,279	0.3
84,766	Sanofi	9,125,573	0.8
2,059	Sartorius Stedim Biotech	514,244	0.1
40,528	Schneider Electric SE	7,363,012	0.6

See Accompanying Notes to Financial Statements
42

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series I Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	France (continued)
1,860	SEB SA	$192,352	0.0
54,336	Societe Generale	1,413,079	0.1
6,588	Sodexo SA	725,455	0.1
4,402	Teleperformance	738,456	0.1
7,851	Thales S.A.	1,176,310	0.1
176,722	TotalEnergies SE	10,144,687	0.8
8,811 (1)	Unibail-Rodamco-Westfield	464,731	0.0
15,412	Valeo	331,193	0.0
50,710	Veolia Environnement	1,605,252	0.1
39,701	Vinci SA	4,613,085	0.4
53,655	Vivendi SE	492,580	0.0
1,990	Wendel SE	204,385	0.0
17,812 (1)(2)	Worldline SA/France	652,278	0.1
		133,400,652	11.0
	Germany: 7.7%
12,101	Adidas AG	2,349,149	0.2
30,128	Allianz SE	7,017,543	0.6
66,771	BASF SE	3,243,958	0.3
73,387	Bayer AG	4,062,353	0.3
24,733	Bayerische Motoren Werke AG	3,042,342	0.3
6,099	Bechtle AG	242,208	0.0
7,506	Beiersdorf AG	993,974	0.1
11,505	Brenntag SE	897,600	0.1
2,997	Carl Zeiss Meditec AG	324,110	0.0
79,266	Commerzbank AG	878,733	0.1
8,191	Continental AG	618,835	0.1
14,386 (1)(2)	Covestro AG	748,544	0.1
36,885	Daimler Truck Holding AG	1,329,418	0.1
12,953 (1)(2)	Delivery Hero SE	571,488	0.1
144,786	Deutsche Bank AG	1,522,106	0.1
14,193	Deutsche Boerse AG	2,620,241	0.2
44,510 (1)	Deutsche Lufthansa AG	456,387	0.0
242,118	Deutsche Telekom AG	5,282,669	0.4
75,182	DHL Group	3,673,571	0.3
167,711	E.ON AG	2,142,414	0.2
15,615	Evonik Industries AG	297,541	0.0
15,294	Fresenius Medical Care AG & Co. KGaA	730,919	0.1
31,455	Fresenius SE & Co. KGaA	872,462	0.1
11,279	GEA Group AG	472,209	0.0
4,490	Hannover Rueck SE	953,222	0.1
10,784	Heidelberg Materials AG	886,863	0.1
12,162 (1)	HelloFresh SE	300,800	0.0
7,738	Henkel AG & Co. KGaA	544,712	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Germany (continued)
97,552	Infineon Technologies AG	$4,017,421	0.3
5,402	Knorr-Bremse AG	412,949	0.0
5,518 (1)	LEG Immobilien SE	318,383	0.0
63,934	Mercedes-Benz Group AG	5,146,143	0.4
9,654	Merck KGaA	1,598,030	0.1
4,001	MTU Aero Engines AG	1,037,739	0.1
10,465	Muenchener Rueckversicherungs- Gesellschaft AG	3,928,703	0.3
4,300	Nemetschek SE	321,025	0.0
7,862	Puma SE	473,766	0.0
381	Rational AG	275,883	0.0
3,244	Rheinmetall AG	888,703	0.1
47,230	RWE AG	2,058,114	0.2
78,004	SAP SE	10,655,950	0.9
5,603 (2)	Scout24 SE	355,039	0.0
56,772	Siemens AG	9,463,965	0.8
38,687 (1)	Siemens Energy AG	684,058	0.1
20,999 (2)	Siemens Healthineers AG	1,190,128	0.1
9,887	Symrise AG	1,036,679	0.1
4,731	Talanx AG	271,610	0.0
66,660	Telefonica Deutschland Holding AG	187,616	0.0
2,197	Volkswagen AG	367,227	0.0
53,335	Vonovia SE	1,041,616	0.1
1,364	Wacker Chemie AG	187,379	0.0
16,677 (1)(2)	Zalando SE	480,952	0.0
		93,475,449	7.7
	Hong Kong: 2.2%
869,800	AIA Group Ltd.	8,834,123	0.7
147,500	CK Asset Holdings Ltd.	819,622	0.1
200,000	CK Hutchison Holdings Ltd.	1,220,669	0.1
47,000	CK Infrastructure Holdings Ltd.	249,292	0.0
122,500	CLP Holdings Ltd.	954,104	0.1
148,600 (2)	ESR Group Ltd.	255,927	0.0
134,000	Hang Lung Properties Ltd.	207,360	0.0
56,900	Hang Seng Bank Ltd.	811,145	0.1
108,000	Henderson Land Development Co., Ltd.	321,626	0.0
282,000	HKT Trust & HKT Ltd. - Stapled Security	328,353	0.0
834,000	Hong Kong & China Gas	722,236	0.1
90,000	Hong Kong Exchanges and Clearing Ltd.	3,410,011	0.3

See Accompanying Notes to Financial Statements
43

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series I Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Hong Kong (continued)
75,600	Hongkong Land Holdings Ltd. - HKHGF	$295,615	0.0
7,300	Hongkong Land Holdings Ltd. - HKL	28,545	0.0
11,900	Jardine Matheson Holdings Ltd.	597,142	0.1
188,300	Link REIT	1,048,289	0.1
115,500	MTR Corp.	531,712	0.1
112,000	New World Development Co. Ltd.	276,814	0.0
103,000	Power Assets Holdings Ltd.	540,696	0.1
274,000	Sino Land Co.	337,324	0.0
100,000	SITC International Holdings Co. Ltd.	183,117	0.0
108,000	Sun Hung Kai Properties Ltd.	1,364,538	0.1
32,500	Swire Pacific Ltd. - Class A	249,687	0.0
87,400	Swire Properties Ltd.	215,342	0.0
102,500	Techtronic Industries Co., Ltd.	1,120,900	0.1
621,000 (2)	WH Group Ltd.	330,728	0.0
124,000	Wharf Real Estate Investment Co. Ltd.	622,153	0.1
123,000	Xinyi Glass Holding Co. Ltd.	192,288	0.0
		26,069,358	2.2
	Ireland: 0.9%
99,852	AIB Group PLC	420,238	0.0
79,700	Bank of Ireland Group PLC	760,933	0.1
55,308	CRH PLC	3,051,202	0.2
7,351	DCC PLC	411,227	0.0
13,179 (1)	Flutter Entertainment PLC	2,652,423	0.2
33,185 (1)	James Hardie Industries SE	885,244	0.1
11,905	Kerry Group PLC - KYG	1,161,968	0.1
11,501	Kingspan Group Plc	765,552	0.1
19,433	Smurfit Kappa PLC	648,580	0.1
		10,757,367	0.9
	Israel: 0.6%
3,170	Azrieli Group Ltd.	179,092	0.0
94,568	Bank Hapoalim BM	779,864	0.1
114,957	Bank Leumi Le-Israel BM	861,442	0.1
7,217 (1)	Check Point Software Technologies	906,599	0.1
3,065 (1)	CyberArk Software Ltd.	479,151	0.0
1,981	Elbit Systems Ltd.	414,649	0.0
57,784	ICL Group Ltd.	317,164	0.0
92,112	Israel Discount Bank Ltd.	460,176	0.1
11,489	Mizrahi Tefahot Bank Ltd.	384,189	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Israel (continued)
1,426 (1)	Monday.com Ltd.	$244,160	0.0
4,731 (1)	Nice Ltd.	973,721	0.1
82,702 (1)	Teva Pharmaceutical Industries Ltd. ADR	622,746	0.1
8,138 (1)	Tower Semiconductor Ltd.	300,611	0.0
4,032 (1)	Wix.com Ltd.	315,464	0.0
		7,239,028	0.6
	Italy: 2.1%
9,272	Amplifon S.p.A.	340,096	0.0
75,711	Assicurazioni Generali S.p.A.	1,539,661	0.1
38,923	Davide Campari-Milano NV	539,444	0.1
1,881	DiaSorin SpA	195,942	0.0
607,561	Enel S.p.A.	4,096,445	0.3
173,414	ENI S.p.A.	2,496,542	0.2
9,416	Ferrari NV	3,078,549	0.3
45,431	FinecoBank Banca Fineco SpA	611,531	0.1
25,025 (2)	Infrastrutture Wireless Italiane SpA	330,337	0.0
1,205,695	Intesa Sanpaolo SpA	3,161,039	0.3
41,236	Mediobanca Banca di Credito Finanziario SpA	493,699	0.0
15,386	Moncler SpA	1,064,526	0.1
43,951 (1)(2)	Nexi SpA	344,830	0.0
38,903 (2)	Poste Italiane SpA	421,434	0.0
18,969	Prysmian SpA	793,355	0.1
7,786	Recordati Industria Chimica e Farmaceutica SpA	371,960	0.0
150,156	Snam SpA	784,770	0.1
741,962 (1)	Telecom Italia S.p.A. - TIT	209,183	0.0
104,769	Terna - Rete Elettrica Nazionale	893,594	0.1
137,727	UniCredit SpA	3,202,653	0.3
		24,969,590	2.1
	Japan: 21.6%
14,300	Advantest Corp.	1,925,981	0.2
48,700	Aeon Co., Ltd.	997,206	0.1
15,300	AGC, Inc.	550,432	0.1
11,000	Aisin Corp.	339,690	0.0
33,600	Ajinomoto Co., Inc.	1,338,518	0.1
11,900 (1)	ANA Holdings, Inc.	283,462	0.0
36,000	Asahi Group Holdings, Ltd.	1,396,794	0.1
16,200	Asahi Intecc Co. Ltd.	318,945	0.0
93,400	Asahi Kasei Corp.	632,418	0.1
135,200	Astellas Pharma, Inc.	2,013,463	0.2

See Accompanying Notes to Financial Statements
44

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series I Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
8,600	Azbil Corp.	$272,190	0.0
44,800	Bandai Namco Holdings, Inc.	1,037,448	0.1
9,800	BayCurrent Consulting, Inc.	368,499	0.0
42,700	Bridgestone Corp.	1,754,188	0.2
17,300	Brother Industries Ltd.	253,213	0.0
74,700	Canon, Inc.	1,963,612	0.2
12,900	Capcom Co., Ltd.	511,362	0.0
10,800	Central Japan Railway Co.	1,353,147	0.1
39,500	Chiba Bank Ltd.	239,534	0.0
48,000	Chubu Electric Power Co., Inc.	585,576	0.1
50,200	Chugai Pharmaceutical Co., Ltd.	1,429,647	0.1
81,100	Concordia Financial Group Ltd.	317,090	0.0
32,000	CyberAgent, Inc.	233,928	0.0
16,500	Dai Nippon Printing Co., Ltd.	468,693	0.0
22,600	Daifuku Co., Ltd.	465,465	0.0
70,200	Dai-ichi Life Holdings, Inc.	1,335,197	0.1
138,200	Daiichi Sankyo Co., Ltd.	4,391,205	0.4
19,700	Daikin Industries Ltd.	4,036,634	0.3
4,600	Daito Trust Construction Co., Ltd.	466,006	0.0
44,700	Daiwa House Industry Co., Ltd.	1,181,062	0.1
164	Daiwa House REIT Investment Corp.	314,445	0.0
99,300	Daiwa Securities Group, Inc.	511,694	0.0
32,400	Denso Corp.	2,185,449	0.2
15,100	Dentsu Group, Inc.	496,596	0.0
6,900	Disco Corp.	1,093,967	0.1
22,600	East Japan Railway Co.	1,253,248	0.1
18,800	Eisai Co., Ltd.	1,274,153	0.1
215,200	ENEOS Holdings, Inc.	739,690	0.1
71,600	Fanuc Ltd.	2,513,564	0.2
13,100	Fast Retailing Co., Ltd.	3,359,820	0.3
9,400	Fuji Electric Co. Ltd.	413,836	0.0
27,900	Fuji Film Holdings Corp.	1,662,370	0.1
13,100	Fujitsu Ltd.	1,696,226	0.1
333	GLP J-Reit	328,454	0.0
3,100	GMO Payment Gateway, Inc.	243,163	0.0
17,500	Hakuhodo DY Holdings, Inc.	184,728	0.0
10,500	Hamamatsu Photonics KK	515,481	0.1
17,000	Hankyu Hanshin Holdings, Inc.	562,090	0.1
1,500	Hikari Tsushin, Inc.	215,298	0.0
2,200	Hirose Electric Co., Ltd.	292,896	0.0
8,000	Hitachi Construction Machinery Co., Ltd.	224,940	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
70,100	Hitachi Ltd.	$4,358,573	0.4
115,000	Honda Motor Co., Ltd.	3,483,794	0.3
8,100	Hoshizaki Corp.	290,812	0.0
26,700	Hoya Corp.	3,195,089	0.3
28,600	Hulic Co. Ltd.	245,057	0.0
8,400	Ibiden Co., Ltd.	477,939	0.0
15,500	Idemitsu Kosan Co., Ltd.	311,008	0.0
11,800	Iida Group Holdings Co. Ltd.	199,406	0.0
72,500	Inpex Corp.	796,519	0.1
43,400	Isuzu Motors Ltd.	526,496	0.1
88,800	Itochu Corp.	3,527,274	0.3
7,100	Itochu Techno-Solutions Corp.	179,913	0.0
10,800	Japan Airlines Co. Ltd.	234,181	0.0
37,400	Japan Exchange Group, Inc.	654,444	0.1
520	Japan Metropolitan Fund Invest	347,924	0.0
109,900	Japan Post Bank Co. Ltd.	857,027	0.1
163,900	Japan Post Holdings Co. Ltd.	1,177,990	0.1
14,900	Japan Post Insurance Co. Ltd.	223,931	0.0
95	Japan Real Estate Investment Corp.	361,530	0.0
89,600	Japan Tobacco, Inc.	1,962,777	0.2
36,600	JFE Holdings, Inc.	523,254	0.1
13,200	JSR Corp.	379,318	0.0
31,500	Kajima Corp.	475,607	0.0
52,400	Kansai Electric Power Co., Inc.	657,432	0.1
34,700	Kao Corp.	1,259,260	0.1
10,300	Kawasaki Kisen Kaisha Ltd.	252,556	0.0
111,800	KDDI Corp.	3,452,733	0.3
7,700	Keio Corp.	242,216	0.0
9,600	Keisei Electric Railway Co., Ltd.	397,914	0.0
14,600	Keyence Corp.	6,937,288	0.6
10,100	Kikkoman Corp.	576,797	0.1
13,500	Kintetsu Group Holdings Co., Ltd.	467,535	0.0
58,000	Kirin Holdings Co., Ltd.	846,956	0.1
3,800	Kobayashi Pharmaceutical Co., Ltd.	206,620	0.0
11,200	Kobe Bussan Co. Ltd.	290,697	0.0
8,800	Koei Tecmo Holdings Co. Ltd.	152,428	0.0
15,600	Koito Manufacturing Co., Ltd.	283,096	0.0
69,100	Komatsu Ltd.	1,869,018	0.2
7,500	Konami Holdings Corp.	393,308	0.0
2,500	Kose Corp.	240,324	0.0

See Accompanying Notes to Financial Statements
45

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series I Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
75,400	Kubota Corp.	$1,103,771	0.1
7,800	Kurita Water Industries, Ltd.	299,461	0.0
24,000	Kyocera Corp.	1,304,690	0.1
20,100	Kyowa Kirin Co., Ltd.	372,559	0.0
5,700	Lasertec Corp.	861,364	0.1
21,400	Lixil Corp.	272,382	0.0
32,900	M3, Inc.	717,372	0.1
16,700	Makita Corp.	472,047	0.0
114,200	Marubeni Corp.	1,946,426	0.2
8,500	MatsukiyoCocokara & Co.	477,455	0.0
42,300	Mazda Motor Corp.	408,795	0.0
6,400	McDonald’s Holdings Co. Japan Ltd.	248,824	0.0
16,600	MEIJI Holdings Co., Ltd.	370,692	0.0
27,000	Minebea Mitsumi, Inc.	512,099	0.0
21,200	MISUMI Group, Inc.	426,821	0.0
95,300	Mitsubishi Chemical Group Corp.	573,194	0.1
92,600	Mitsubishi Corp.	4,476,924	0.4
144,400	Mitsubishi Electric Corp.	2,041,361	0.2
83,800	Mitsubishi Estate Co., Ltd.	995,571	0.1
65,700	Mitsubishi HC Capital, Inc.	390,088	0.0
23,900	Mitsubishi Heavy Industries Ltd.	1,116,256	0.1
853,000	Mitsubishi UFJ Financial Group, Inc.	6,287,526	0.5
98,100	Mitsui & Co., Ltd.	3,712,872	0.3
12,700	Mitsui Chemicals, Inc.	374,342	0.0
67,500	Mitsui Fudosan Co., Ltd.	1,345,370	0.1
25,600	Mitsui OSK Lines Ltd.	615,914	0.1
180,200	Mizuho Financial Group, Inc.	2,754,442	0.2
18,700	MonotaRO Co. Ltd.	238,807	0.0
32,000	MS&AD Insurance Group Holdings, Inc.	1,133,194	0.1
42,900	Murata Manufacturing Co., Ltd.	2,464,216	0.2
18,300	NEC Corp.	887,779	0.1
29,200	Nexon Co. Ltd.	559,959	0.1
17,700	NGK Insulators Ltd.	211,471	0.0
31,200	Nidec Corp.	1,719,290	0.1
5,400	Niippon Express Holdings, Inc.	304,604	0.0
77,600	Nintendo Co., Ltd.	3,537,654	0.3
114	Nippon Building Fund, Inc.	448,269	0.0
70,800	Nippon Paint Holdings Co., Ltd.	585,941	0.1
164	Nippon Prologis REIT, Inc.	329,607	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
12,900	Nippon Sanso Holdings Corp.	$280,264	0.0
3,900	Nippon Shinyaku Co., Ltd.	159,564	0.0
60,300	Nippon Steel Corp.	1,262,036	0.1
2,232,500	Nippon Telegraph & Telephone Corp.	2,641,731	0.2
36,100	Nippon Yusen KK	801,732	0.1
9,500	Nissan Chemical Corp.	409,637	0.0
172,900	Nissan Motor Co., Ltd.	709,605	0.1
14,700	Nisshin Seifun Group, Inc.	181,704	0.0
4,600	Nissin Food Products Co., Ltd.	380,351	0.0
6,000	Nitori Holdings Co. Ltd.	673,766	0.1
11,200	Nitto Denko Corp.	831,328	0.1
216,700	Nomura Holdings, Inc.	826,173	0.1
8,600	Nomura Real Estate Holdings, Inc.	204,462	0.0
316	Nomura Real Estate Master Fund, Inc.	364,469	0.0
28,800	Nomura Research Institute Ltd.	795,670	0.1
47,000	NTT Data Group Corp.	658,982	0.1
48,400	Obayashi Corp.	418,580	0.0
5,200	Obic Co., Ltd.	834,644	0.1
22,000	Odakyu Electric Railway Co., Ltd.	294,793	0.0
64,400	Oji Holdings Corp.	240,796	0.0
89,900	Olympus Corp.	1,422,699	0.1
13,100	Omron Corp.	804,363	0.1
29,000	Ono Pharmaceutical Co., Ltd.	523,259	0.1
5,800	Open House Group Co. Ltd.	209,389	0.0
2,900	Oracle Corp. Japan	215,684	0.0
81,500	Oriental Land Co., Ltd.	3,177,358	0.3
87,600	ORIX Corp.	1,597,491	0.1
27,900	Osaka Gas Co., Ltd.	427,646	0.0
8,500	Otsuka Corp.	331,089	0.0
29,100	Otsuka Holdings Co. Ltd.	1,067,436	0.1
28,300	Pan Pacific International Holdings Corp.	506,844	0.0
165,000	Panasonic Holdings Corp.	2,023,219	0.2
13,200	Persol Holdings Co. Ltd.	238,891	0.0
111,600	Rakuten Group, Inc.	388,873	0.0
107,700	Recruit Holdings Co. Ltd.	3,437,283	0.3
95,100 (1)	Renesas Electronics Corp.	1,794,757	0.2
160,900	Resona Holdings, Inc.	770,385	0.1
40,800	Ricoh Co., Ltd.	347,693	0.0
6,500	Rohm Co., Ltd.	615,707	0.1

See Accompanying Notes to Financial Statements
46

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series I Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
18,200	SBI Holdings, Inc.	$351,004	0.0
11,600	SCSK Corp.	182,550	0.0
15,700	Secom Co., Ltd.	1,062,552	0.1
21,600	Seiko Epson Corp.	337,223	0.0
27,200	Sekisui Chemical Co., Ltd.	392,964	0.0
45,900	Sekisui House Ltd.	927,162	0.1
56,300	Seven & I Holdings Co., Ltd.	2,432,282	0.2
23,900	SG Holdings Co. Ltd.	340,916	0.0
17,000 (1)	Sharp Corp.	95,327	0.0
17,600	Shimadzu Corp.	543,992	0.1
5,800	Shimano, Inc.	970,963	0.1
41,100	Shimizu Corp.	260,220	0.0
136,100	Shin-Etsu Chemical Co., Ltd.	4,548,184	0.4
19,700	Shionogi & Co., Ltd.	830,935	0.1
29,800	Shiseido Co., Ltd.	1,350,826	0.1
33,200	Shizuoka Financial Group, Inc.	239,855	0.0
4,200	SMC Corp.	2,334,200	0.2
214,600	SoftBank Corp.	2,293,066	0.2
76,900	SoftBank Group Corp.	3,626,574	0.3
23,300	Sompo Holdings, Inc.	1,045,453	0.1
94,200	Sony Group Corp.	8,503,454	0.7
6,400	Square Enix Holdings Co., Ltd.	297,778	0.0
45,800	Subaru Corp.	862,587	0.1
26,100	Sumco Corp.	370,286	0.0
105,100	Sumitomo Chemical Co., Ltd.	319,442	0.0
84,100	Sumitomo Corp.	1,784,179	0.2
53,200	Sumitomo Electric Industries Ltd.	651,816	0.1
18,400	Sumitomo Metal Mining Co., Ltd.	593,992	0.1
97,600	Sumitomo Mitsui Financial Group, Inc.	4,183,082	0.4
24,700	Sumitomo Mitsui Trust Holdings, Inc.	876,247	0.1
21,300	Sumitomo Realty & Development Co., Ltd.	527,835	0.1
10,400	Suntory Beverage & Food Ltd.	377,018	0.0
27,400	Suzuki Motor Corp.	993,601	0.1
12,500	Sysmex Corp.	856,212	0.1
37,400	T&D Holdings, Inc.	548,503	0.1
12,700	Taisei Corp.	443,717	0.0
118,200	Takeda Pharmaceutical Co., Ltd.	3,714,147	0.3
29,000	TDK Corp.	1,131,141	0.1
50,300	Terumo Corp.	1,602,038	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
16,800	TIS, Inc.	$420,930	0.0
14,100	Tobu Railway Co., Ltd.	378,066	0.0
8,300	Toho Co., Ltd.	316,143	0.0
134,600	Tokio Marine Holdings, Inc.	3,103,010	0.3
113,700 (1)	Tokyo Electric Power Co., Inc.	417,031	0.0
33,500	Tokyo Electron Ltd.	4,824,954	0.4
29,100	Tokyo Gas Co., Ltd.	634,893	0.1
39,600	Tokyu Corp.	477,610	0.0
18,300	Toppan, Inc.	395,494	0.0
103,300	Toray Industries, Inc.	575,940	0.1
30,700	Toshiba Corp.	963,346	0.1
19,400	Tosoh Corp.	229,466	0.0
9,900	Toto Ltd.	299,340	0.0
10,900	Toyota Industries Corp.	780,921	0.1
792,200	Toyota Motor Corp.	12,732,309	1.1
15,800	Toyota Tsusho Corp.	789,622	0.1
10,000	Trend Micro, Inc.	484,065	0.0
30,100	Unicharm Corp.	1,119,265	0.1
15,300	USS Co., Ltd.	253,302	0.0
7,000	Welcia Holdings Co. Ltd.	145,804	0.0
16,400	West Japan Railway Co.	682,110	0.1
9,600	Yakult Honsha Co., Ltd.	607,162	0.1
10,500	Yamaha Corp.	404,469	0.0
22,200	Yamaha Motor Co., Ltd.	638,210	0.1
21,200	Yamato Holdings Co., Ltd.	384,267	0.0
17,900	Yaskawa Electric Corp.	825,245	0.1
17,000	Yokogawa Electric Corp.	314,689	0.0
199,000	Z Holdings Corp.	479,608	0.0
9,300	ZOZO, Inc.	192,925	0.0
		262,302,035	21.6
	Luxembourg: 0.1%
10,037	Eurofins Scientific SE	637,832	0.1
35,163	Tenaris S.A.	526,006	0.0
		1,163,838	0.1
	Macau: 0.1%
163,000 (1)	Galaxy Entertainment Group Ltd.	1,038,427	0.1
180,800 (1)	Sands China Ltd.	619,188	0.0
		1,657,615	0.1
	Netherlands: 6.3%
30,075 (2)	ABN AMRO Bank NV	467,464	0.0
1,621 (1)(2)	Adyen NV	2,807,040	0.2
126,060	Aegon NV	639,930	0.1

See Accompanying Notes to Financial Statements
47

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series I Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Netherlands (continued)
12,358 (1)	AerCap Holdings NV	$784,980	0.1
44,282	Airbus SE	6,402,385	0.5
12,731	Akzo Nobel NV	1,040,802	0.1
36,065	ArcelorMittal SA	984,005	0.1
4,159 (1)	Argenx SE	1,621,996	0.1
3,502	ASM International NV	1,486,968	0.1
30,114	ASML Holding NV	21,842,598	1.8
6,380 (2)	Euronext NV	433,936	0.0
8,076	EXOR NV	720,983	0.1
38,038	Ferrovial SE	1,202,463	0.1
8,579	Heineken Holding NV	746,565	0.1
19,362	Heineken NV	1,991,127	0.2
4,243	IMCD NV	610,616	0.0
270,378	ING Groep NV	3,645,136	0.3
9,389	JDE Peet’s NV	279,287	0.0
15,610 (1)(2)	Just Eat Takeaway.com NV	239,280	0.0
72,884	Koninklijke Ahold Delhaize NV	2,484,842	0.2
241,270	Koninklijke KPN NV	861,330	0.1
69,536	Koninklijke Philips NV	1,506,686	0.1
18,731	NN Group NV	693,380	0.1
7,881	OCI NV	189,294	0.0
16,955 (1)	QIAGEN NV	762,129	0.1
8,245	Randstad NV	434,840	0.0
511,525	Shell PLC	15,259,684	1.3
168,032	Stellantis NV (STLAM)	2,954,144	0.2
61,204	Universal Music Group NV	1,359,637	0.1
19,236	Wolters Kluwer NV	2,442,468	0.2
		76,895,995	6.3
	New Zealand: 0.2%
93,220 (1)	Auckland International Airport Ltd.	489,915	0.0
43,006	Fisher & Paykel Healthcare Corp. Ltd.	647,574	0.1
51,797	Mercury NZ Ltd.	207,029	0.0
96,101	Meridian Energy Ltd.	330,932	0.0
139,482	Spark New Zealand Ltd.	436,481	0.0
10,720 (1)	Xero Ltd.	858,888	0.1
		2,970,819	0.2
	Norway: 0.6%
21,700 (1)	Adevinta ASA	142,598	0.0
23,531	Aker BP ASA	552,070	0.1
69,267	DNB Bank ASA	1,295,342	0.1
71,162	Equinor ASA	2,072,157	0.2
14,893	Gjensidige Forsikring ASA	238,584	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Norway (continued)
6,602	Kongsberg Gruppen ASA	$300,088	0.0
32,834	Mowi ASA	520,946	0.0
100,142	Norsk Hydro ASA	596,973	0.1
55,927	Orkla ASA	402,139	0.0
5,421	Salmar ASA	218,455	0.0
52,104	Telenor ASA	528,310	0.1
12,329	Yara International ASA	435,607	0.0
		7,303,269	0.6
	Portugal: 0.2%
218,089	EDP - Energias de Portugal SA	1,065,949	0.1
37,325	Galp Energia SGPS SA	436,177	0.0
21,087	Jeronimo Martins SGPS SA	580,919	0.1
		2,083,045	0.2
	Singapore: 1.3%
395,300	CapitaLand Integrated Commercial Trust	560,195	0.1
193,700	Capitaland Investment Ltd./ Singapore	475,910	0.0
250,300	CapLand Ascendas REIT	505,199	0.1
37,400	City Developments Ltd.	186,551	0.0
135,300	DBS Group Holdings Ltd.	3,159,632	0.3
450,300	Genting Singapore Ltd.	313,983	0.0
139,540 (1)	Grab Holdings Ltd.	478,622	0.0
7,400	Jardine Cycle & Carriage Ltd.	190,816	0.0
108,500	Keppel Corp., Ltd.	539,977	0.1
258,200	Mapletree Logistics Trust	310,549	0.0
175,500	Mapletree Pan Asia Commercial Trust	211,131	0.0
252,900	Oversea-Chinese Banking Corp., Ltd.	2,300,628	0.2
27,255 (1)	Sea Ltd. ADR	1,581,880	0.1
3,058,431 (1)	Seatrium Ltd.	283,669	0.0
99,800	Singapore Airlines Ltd.	528,743	0.1
63,800	Singapore Exchange Ltd.	454,333	0.0
116,300	Singapore Technologies Engineering Ltd.	317,344	0.0
614,900	Singapore Telecommunications Ltd.	1,138,900	0.1
94,500	United Overseas Bank Ltd.	1,960,994	0.2
34,600	UOL Group Ltd.	164,914	0.0
20,700	Venture Corp. Ltd.	225,998	0.0
143,000	Wilmar International Ltd.	402,862	0.0
		16,292,830	1.3

See Accompanying Notes to Financial Statements
48

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series I Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Spain: 2.5%
1,838	Acciona SA	$312,075	0.0
15,584	ACS Actividades de Construccion y Servicios SA	547,995	0.1
5,585 (2)	Aena SME SA	903,916	0.1
33,652 (1)	Amadeus IT Group SA	2,562,619	0.2
450,450	Banco Bilbao Vizcaya Argentaria SA	3,460,682	0.3
1,229,114	Banco Santander SA	4,550,361	0.4
308,225	CaixaBank SA	1,276,768	0.1
42,219 (2)	Cellnex Telecom SA	1,705,811	0.1
4,919	Corp ACCIONA Energias Renovables SA	164,566	0.0
19,393	EDP Renovaveis S.A.	387,541	0.0
18,533	Enagas	364,242	0.0
23,651	Endesa S.A.	508,205	0.1
22,282 (1)	Grifols SA	285,853	0.0
434,853	Iberdrola S.A. - IBEE	5,678,673	0.5
81,485	Industria de Diseno Textil SA	3,160,632	0.3
9,416	Naturgy Energy Group SA	280,696	0.0
30,218	Redeia Corp. SA	508,178	0.1
99,157	Repsol SA	1,442,143	0.1
388,269	Telefonica S.A.	1,576,360	0.1
		29,677,316	2.5
	Sweden: 2.9%
21,573	Alfa Laval AB	786,932	0.1
74,872	Assa Abloy AB	1,799,696	0.2
200,649	Atlas Copco AB - A Shares	2,896,746	0.3
116,598	Atlas Copco AB - B Shares	1,453,800	0.1
28,743	Beijer Ref AB	367,149	0.0
20,366	Boliden AB	590,169	0.1
47,241 (1)	Embracer Group AB	118,139	0.0
49,072	Epiroc AB-A	929,515	0.1
29,039	Epiroc AB-B	470,009	0.1
26,472	EQT AB	509,632	0.1
45,502	Essity AB	1,211,794	0.1
13,690 (2)	Evolution AB	1,734,849	0.2
48,702 (1)	Fastighets AB Balder	178,326	0.0
17,032	Getinge AB	298,803	0.0
49,101	H & M Hennes & Mauritz AB	844,405	0.1
155,091	Hexagon AB	1,907,669	0.2
6,986	Holmen AB	251,082	0.0
31,246	Husqvarna AB - B Shares	283,513	0.0
9,710	Industrivarden AB-Class A	269,300	0.0
11,467	Industrivarden AB-Class C	316,428	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Sweden (continued)
20,346	Indutrade AB	$459,220	0.0
11,060	Investment AB Latour	219,574	0.0
32,597	Investor AB-A SHS	652,375	0.1
129,294	Investor AB-B SHS	2,586,538	0.2
18,071 (1)	Kinnevik AB	250,672	0.0
17,358	Lifco AB	378,019	0.0
5,659	Lundbergforetagen AB	240,986	0.0
112,849	Nibe Industrier AB	1,073,008	0.1
5,982	Saab AB	323,842	0.0
14,198	Sagax AB	280,769	0.0
79,647	Sandvik AB	1,555,044	0.1
36,640	Securitas AB	300,952	0.0
120,710	Skandinaviska Enskilda Banken AB	1,335,084	0.1
25,333	Skanska AB	355,434	0.0
25,455	SKF AB - B Shares	443,566	0.0
45,115	Svenska Cellulosa AB SCA	575,893	0.1
108,611	Svenska Handelsbanken AB	909,318	0.1
63,421	Swedbank AB	1,070,301	0.1
12,688 (1)	Swedish Orphan Biovitrum AB	247,990	0.0
39,907	Tele2 AB	330,043	0.0
217,341	Telefonaktiebolaget LM Ericsson	1,180,878	0.1
183,297	Telia Co. AB	402,127	0.0
14,911	Volvo AB	317,806	0.0
112,725	Volvo AB - B Shares	2,332,847	0.2
44,514 (1)	Volvo Car AB	177,109	0.0
		35,217,351	2.9
	Switzerland: 10.4%
117,413	ABB Ltd.	4,619,127	0.4
11,914	Adecco Group AG	390,200	0.0
37,328	Alcon, Inc.	3,096,820	0.3
2,521	Bachem Holding AG	220,123	0.0
3,410	Baloise Holding AG	501,584	0.0
2,250	Banque Cantonale Vaudoise	237,657	0.0
266	Barry Callebaut AG	513,933	0.1
1,573	BKW AG	278,106	0.0
75	Chocoladefabriken Lindt & Spruengli AG - Participation Certificate	942,974	0.1
9	Chocoladefabriken Lindt & Spruengli AG - Registered	1,117,071	0.1
38,993	Cie Financiere Richemont SA	6,623,663	0.6
16,066	Clariant AG	232,420	0.0

See Accompanying Notes to Financial Statements
49

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series I Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Switzerland (continued)
16,453	Coca-Cola HBC AG	$490,792	0.0
13,057 (1)	DSM-Firmenich AG	1,405,121	0.1
7,363 (1)	Dufry Group	335,841	0.0
522	EMS-Chemie Holding AG	395,577	0.0
2,546	Geberit AG - Reg	1,334,317	0.1
690	Givaudan	2,288,690	0.2
797,315	Glencore PLC	4,520,694	0.4
2,773	Helvetia Holding AG	375,837	0.0
41,409	Holcim AG	2,791,267	0.2
15,920	Julius Baer Group Ltd.	1,004,672	0.1
4,046	Kuehne & Nagel International AG	1,198,534	0.1
12,285	Logitech International SA	733,232	0.1
5,563	Lonza Group AG	3,325,076	0.3
205,425	Nestle SA	24,710,903	2.0
153,115	Novartis AG	15,436,968	1.3
1,695	Partners Group	1,598,115	0.1
2,391	Roche Holding AG-BR	785,154	0.1
52,481	Roche Holding AG-GENUSSCHEIN	16,031,374	1.3
3,032	Schindler Holding AG - Part Cert	711,934	0.1
1,748	Schindler Holding AG - Reg	393,487	0.0
11,198	SGS SA	1,059,342	0.1
22,772	SIG Group AG	629,116	0.1
10,910	Sika AG	3,124,631	0.3
3,871	Sonova Holding AG - Reg	1,032,928	0.1
51,055	STMicroelectronics NV-STM1	2,546,293	0.2
8,336	Straumann Holding AG	1,355,484	0.1
2,155	Swatch Group AG - BR	630,105	0.1
3,918	Swatch Group AG - Reg	215,471	0.0
2,303	Swiss Life Holding AG	1,348,837	0.1
5,713	Swiss Prime Site AG	496,266	0.0
22,531	Swiss Re Ltd.	2,270,287	0.2
1,929	Swisscom AG	1,203,968	0.1
4,741	Temenos AG	377,505	0.0
245,584	UBS Group AG	4,977,661	0.4
2,011 (2)	VAT Group AG	832,984	0.1
11,239	Zurich Insurance Group AG	5,346,264	0.4
		126,088,405	10.4
	United Kingdom: 12.6%
72,707	3i Group PLC	1,802,189	0.2
151,027	Abrdn PLC	419,401	0.0
15,856	Admiral Group Plc	419,927	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom (continued)
94,921	Anglo American PLC	$2,702,740	0.2
29,364	Antofagasta PLC	546,068	0.0
32,698	Ashtead Group PLC	2,266,986	0.2
26,494	Associated British Foods PLC	670,906	0.1
115,774	AstraZeneca PLC	16,596,731	1.4
69,401 (2)	Auto Trader Group PLC	538,867	0.0
208,727	Aviva PLC	1,050,161	0.1
228,095	BAE Systems PLC	2,689,530	0.2
1,161,414	Barclays PLC	2,268,933	0.2
74,593	Barratt Developments PLC	392,041	0.0
8,094	Berkeley Group Holdings PLC	403,486	0.0
1,321,802	BP PLC	7,696,047	0.6
158,673	British American Tobacco PLC	5,271,992	0.4
65,577	British Land Co. PLC	252,889	0.0
517,610	BT Group PLC	805,472	0.1
25,140	Bunzl PLC	958,039	0.1
28,656	Burberry Group PLC	773,241	0.1
424,757	Centrica Plc	669,734	0.1
76,198	CNH Industrial NV	1,098,977	0.1
15,310	Coca-Cola European Partners PLC - USD	986,423	0.1
130,346	Compass Group PLC	3,650,106	0.3
10,398	Croda International PLC	743,298	0.1
168,428	Diageo PLC	7,240,903	0.6
13,868	Endeavour Mining PLC	333,050	0.0
47,609	Entain PLC	769,829	0.1
68,597	Experian PLC	2,632,827	0.2
305,893	GSK PLC	5,421,219	0.5
379,403	Haleon PLC	1,557,251	0.1
28,270	Halma PLC	818,287	0.1
26,489	Hargreaves Lansdown PLC	274,592	0.0
12,299	Hikma Pharmaceuticals PLC	295,973	0.0
1,492,415	HSBC Holdings PLC	11,816,731	1.0
65,579	Imperial Brands PLC	1,451,559	0.1
103,964	Informa PLC	959,920	0.1
13,056	InterContinental Hotels Group PLC	902,518	0.1
12,018	Intertek Group PLC	651,472	0.1
123,199	J Sainsbury Plc	421,154	0.0
192,045	JD Sports Fashion PLC	356,743	0.0
13,661	Johnson Matthey PLC	303,271	0.0
145,435	Kingfisher PLC	428,633	0.0
52,456	Land Securities Group PLC	383,552	0.0

See Accompanying Notes to Financial Statements
50

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series I Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom (continued)
446,207	Legal & General Group PLC	$1,291,907	0.1
4,949,655	Lloyds Banking Group Plc	2,743,840	0.2
29,997	London Stock Exchange Group PLC	3,192,689	0.3
166,086	M&G PLC	404,198	0.0
36,156	Mondi PLC	551,613	0.1
274,700	National Grid PLC	3,642,082	0.3
428,363	NatWest Group PLC	1,309,290	0.1
9,120	Next PLC	799,700	0.1
43,028 (1)	Ocado Group PLC	311,369	0.0
48,126	Pearson PLC	504,546	0.0
23,778	Persimmon PLC	309,821	0.0
55,860	Phoenix Group Holdings PLC	377,947	0.0
205,665	Prudential PLC	2,904,694	0.2
53,498	Reckitt Benckiser Group PLC	4,020,429	0.3
142,145	Relx PLC (GBP Exchange)	4,742,070	0.4
188,247	Rentokil Initial Plc	1,471,851	0.1
84,094	Rio Tinto PLC	5,344,160	0.4
623,077 (1)	Rolls-Royce Holdings PLC	1,198,181	0.1
60,211	Schroders PLC	334,992	0.0
90,053	Segro PLC	821,269	0.1
18,731	Severn Trent PLC	610,637	0.1
65,241	Smith & Nephew PLC	1,052,557	0.1
26,397	Smiths Group PLC	552,273	0.1
5,511	Spirax-Sarco Engineering PLC	726,374	0.1
81,447	SSE PLC	1,909,944	0.2
40,943	St. James’s Place PLC	566,225	0.1
179,799	Standard Chartered PLC	1,564,271	0.1
263,003	Taylor Wimpey PLC	343,586	0.0
546,680	Tesco PLC	1,724,531	0.1
76,516	The Sage Group PLC	898,829	0.1
188,761	Unilever PLC - ULVRL	9,829,605	0.8
50,776	United Utilities Group PLC	620,865	0.1
1,713,894	Vodafone Group PLC	1,615,912	0.1
15,044	Whitbread PLC	647,594	0.1
45,926 (1)	Wise PLC	383,877	0.0
80,274	WPP PLC	841,417	0.1
		152,858,813	12.6
	Total Common Stock (Cost $1,140,411,555)	1,159,905,979	95.7

Shares		Value	Percentage of Net Assets
PREFERRED STOCK: 0.5%
	Germany: 0.5%
4,423	Bayerische Motoren Werke AG	$504,024	0.0
8,479	Dr Ing hc F Porsche AG	1,053,338	0.1
12,643	Henkel AG & Co. KGaA	1,011,142	0.1
11,402	Porsche AG	687,194	0.1
1,958	Sartorius AG	678,368	0.0
15,404	Volkswagen AG	2,071,423	0.2
	Total Preferred Stock (Cost $6,150,473)	6,005,489	0.5
	Total Investments in Securities (Cost $1,146,562,028)	$1,165,911,468	96.2
	Assets in Excess of Other Liabilities	46,252,418	3.8
	Net Assets	$1,212,163,886	100.0

ADR
American Depositary Receipt

(1)
Non-income producing security.

(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

Sector Diversification	Percentage of Net Assets
Financials	17.5%
Industrials	15.6
Health Care	12.6
Consumer Discretionary	12.2
Consumer Staples	9.7
Information Technology	7.9
Materials	7.2
Energy	4.0
Communication Services	4.0
Utilities	3.3
Real Estate	2.2
Assets in Excess of Other Liabilities	3.8
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements
51

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series I Portfolio	as of June 30, 2023 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$84,171,100	$—	$84,171,100
Austria	—	2,081,050	—	2,081,050
Belgium	—	9,079,474	—	9,079,474
China	170,723	5,560,517	—	5,731,240
Denmark	—	35,615,807	—	35,615,807
Finland	—	12,804,533	—	12,804,533
France	—	133,400,652	—	133,400,652
Germany	—	93,475,449	—	93,475,449
Hong Kong	597,142	25,472,216	—	26,069,358
Ireland	—	10,757,367	—	10,757,367
Israel	2,568,120	4,670,908	—	7,239,028
Italy	—	24,969,590	—	24,969,590
Japan	248,824	262,053,211	—	262,302,035
Luxembourg	—	1,163,838	—	1,163,838
Macau	—	1,657,615	—	1,657,615
Netherlands	2,266,730	74,629,265	—	76,895,995
New Zealand	—	2,970,819	—	2,970,819
Norway	—	7,303,269	—	7,303,269
Portugal	—	2,083,045	—	2,083,045
Singapore	2,060,502	14,232,328	—	16,292,830
Spain	—	29,677,316	—	29,677,316
Sweden	—	35,217,351	—	35,217,351
Switzerland	1,405,121	124,683,284	—	126,088,405
United Kingdom	986,423	151,872,390	—	152,858,813
Total Common Stock	10,303,585	1,149,602,394	—	1,159,905,979
Preferred Stock	—	6,005,489	—	6,005,489
Total Investments, at fair value	$10,303,585	$1,155,607,883	$—	$1,165,911,468
Other Financial Instruments+
Futures	291,199	—	—	291,199
Total Assets	$10,594,784	$1,155,607,883	$—	$1,166,202,667

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements
52

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series I Portfolio	as of June 30, 2023 (Unaudited) (continued)

At June 30, 2023, the following futures contracts were outstanding for Voya VACS Index Series I Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
MSCI EAFE Index	406	09/15/23	$43,756,650	$291,199
			$43,756,650	$291,199
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2023 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$291,199
Total Asset Derivatives		$291,199

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2023 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$407,819
Total	$407,819
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$291,199
Total	$291,199
At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $1,148,592,932.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$65,121,574
Gross Unrealized Depreciation	(45,472,805)
Net Unrealized Appreciation	$19,648,769
See Accompanying Notes to Financial Statements
53

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series MC Portfolio	as of June 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.3%
	Communication Services: 3.6%
17,511 (1)	AMC Entertainment Holdings, Inc.	$77,048	0.0
190	Cable One, Inc.	124,845	0.0
8,354 (1)	Dish Network Corp. - Class A	55,053	0.0
9,251	Electronic Arts, Inc.	1,199,855	0.4
9,875	Fox Corp. - Class A	335,750	0.1
4,533	Fox Corp. - Class B	144,557	0.0
8,262 (1)	Frontier Communications Parent, Inc.	154,004	0.0
2,594 (1)	IAC, Inc.	162,903	0.1
13,013	Interpublic Group of Cos., Inc.	502,042	0.1
4,208	Iridium Communications, Inc.	261,401	0.1
556 (1)	Liberty Broadband Corp. - Series A	44,330	0.0
3,931 (1)	Liberty Broadband Corp. - Series C	314,912	0.1
803 (1)	Liberty Media Corp. - Liberty Formula One A Tracking Stock	54,299	0.0
6,546 (1)	Liberty Media Corp. - Liberty Formula One C Tracking Stock	492,783	0.1
2,506 (1)	Liberty Media Corp. - Liberty SiriusXM A Tracking Stock	82,222	0.0
5,182 (1)	Liberty Media Corp. - Liberty SiriusXM C Tracking Stock	169,607	0.1
5,282 (1)	Live Nation Entertainment, Inc.	481,243	0.1
628	Madison Square Garden Sports Corp.	118,095	0.0
9,409 (1)	Match Group, Inc.	393,767	0.1
5,450	New York Times Co.	214,621	0.1
12,850	News Corp - Class A	250,575	0.1
3,929	News Corp - Class B	77,480	0.0
1,155	Nexstar Media Group, Inc.	192,365	0.1
6,661	Omnicom Group	633,794	0.2
309	Paramount Global - Class A	5,735	0.0
19,469	Paramount Global - Class B	309,752	0.1
20,028 (1)	Pinterest, Inc.	547,565	0.2
795 (1)	Playtika Holding Corp.	9,222	0.0
15,499 (1)	ROBLOX Corp.	624,610	0.2
4,159 (1)	Roku, Inc.	266,010	0.1
21,741	Sirius XM Holdings, Inc.	98,487	0.0
4,733 (1)	Spotify Technology SA	759,883	0.2
5,568 (1)	Take-Two Interactive Software, Inc.	819,387	0.2
14,880 (1)	Trade Desk, Inc./The	1,149,034	0.3
3,748 (1)	TripAdvisor, Inc.	61,804	0.0
74,397 (1)	Warner Bros Discovery, Inc.	932,938	0.3
1,455	World Wrestling Entertainment, Inc.	157,824	0.1
10,528 (1)	ZoomInfo Technologies, Inc.	267,306	0.1
		12,547,108	3.6
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: 10.2%
7,092	ADT, Inc.	$42,765	0.0
2,004	Advance Auto Parts, Inc.	140,881	0.0
9,139 (1)	Aptiv PLC	933,001	0.3
7,903	Aramark	340,224	0.1
1,028 (1)	Autonation, Inc.	169,219	0.0
7,733	Bath & Body Works, Inc.	289,987	0.1
6,577	Best Buy Co., Inc.	538,985	0.2
7,873	BorgWarner, Inc.	385,068	0.1
2,479	Boyd Gaming Corp.	171,968	0.0
1,938 (1)	Bright Horizons Family Solutions, Inc.	179,168	0.1
2,393	Brunswick Corp.	207,330	0.1
2,181 (1)	Burlington Stores, Inc.	343,268	0.1
6,942 (1)	Caesars Entertainment, Inc.	353,834	0.1
4,129 (1)	Capri Holdings Ltd.	148,190	0.0
5,332 (1)	Carmax, Inc.	446,288	0.1
33,553 (1)	Carnival Corp.	631,803	0.2
1,241	Carter’s, Inc.	90,097	0.0
1,025	Choice Hotels International, Inc.	120,458	0.0
2,400	Churchill Downs, Inc.	334,008	0.1
1,206	Columbia Sportswear Co.	93,151	0.0
36,991 (1)	Coupang, Inc.	643,643	0.2
2,053 (1)	CROCS, Inc.	230,839	0.1
10,507	D.R. Horton, Inc.	1,278,597	0.4
4,075	Darden Restaurants, Inc.	680,851	0.2
885 (1)	Deckers Outdoor Corp.	466,979	0.1
2,028	Dick’s Sporting Goods, Inc.	268,081	0.1
1,195	Domino’s Pizza, Inc.	402,703	0.1
10,186 (1)	DoorDash, Inc.	778,414	0.2
14,112 (1)	DraftKings, Inc.	374,956	0.1
18,045	eBay, Inc.	806,431	0.2
4,142 (1)	Etsy, Inc.	350,455	0.1
4,848 (1)	Expedia Group, Inc.	530,323	0.2
1,849 (1)	Five Below, Inc.	363,402	0.1
3,512 (1)	Floor & Decor Holdings, Inc.	365,108	0.1
9,038 (1)	GameStop Corp.	219,172	0.1
6,558	Gap, Inc.	58,563	0.0
5,187	Garmin Ltd.	540,952	0.2
7,908	Gentex Corp.	231,388	0.1
4,736	Genuine Parts Co.	801,473	0.2
1,020 (1)	Grand Canyon Education, Inc.	105,274	0.0
5,124	H&R Block, Inc.	163,302	0.0
4,421	Harley-Davidson, Inc.	155,663	0.0
4,410	Hasbro, Inc.	285,636	0.1
8,681	Hilton Worldwide Holdings, Inc.	1,263,520	0.4
1,570	Hyatt Hotels Corp.	179,891	0.1
3,729	Kohl’s Corp.	85,953	0.0
1,982	Lear Corp.	284,516	0.1
4,471	Leggett & Platt, Inc.	132,431	0.0

See Accompanying Notes to Financial Statements
54

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series MC Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
8,398	Lennar Corp. - Class A	$1,052,353	0.3
463	Lennar Corp. - Class B	52,310	0.0
914	Lithia Motors, Inc.	277,957	0.1
8,992	LKQ Corp.	523,964	0.1
25,143 (1)	Lucid Group, Inc.	173,235	0.0
9,130	Macy’s, Inc.	146,537	0.0
1,233	Marriott Vacations Worldwide Corp.	151,314	0.0
11,879 (1)	Mattel, Inc.	232,116	0.1
10,124	MGM Resorts International	444,646	0.1
2,526 (1)	Mister Car Wash, Inc.	24,376	0.0
1,785 (1)	Mohawk Industries, Inc.	184,141	0.1
667	Murphy USA, Inc.	207,510	0.1
12,837	Newell Brands, Inc.	111,682	0.0
3,851	Nordstrom, Inc.	78,830	0.0
14,266 (1)	Norwegian Cruise Line Holdings Ltd.	310,571	0.1
100 (1)	NVR, Inc.	635,062	0.2
2,080 (1)	Ollie’s Bargain Outlet Holdings, Inc.	120,494	0.0
10,402 (1)	Peloton Interactive, Inc.	79,991	0.0
5,172 (1)	Penn Entertainment, Inc.	124,283	0.0
678	Penske Auto Group, Inc.	112,975	0.0
2,766 (1)	Petco Health & Wellness Co., Inc.	24,617	0.0
2,876 (1)	Planet Fitness, Inc.	193,957	0.1
1,819	Polaris, Inc.	219,972	0.1
1,282	Pool Corp.	480,288	0.1
7,488	Pulte Group, Inc.	581,668	0.2
2,104	PVH Corp.	178,777	0.1
9,928 (1)	QuantumScape Corp.	79,325	0.0
1,371	Ralph Lauren Corp.	169,044	0.0
549 (1)	RH	180,945	0.1
17,417 (1)	Rivian Automotive, Inc.	290,167	0.1
11,340	Ross Stores, Inc.	1,271,554	0.4
7,902 (1)	Royal Caribbean Cruises Ltd.	819,753	0.2
5,022	Service Corp. International	324,371	0.1
4,637 (1)	Skechers USA, Inc.	244,184	0.1
7,965	Tapestry, Inc.	340,902	0.1
5,631	Tempur Sealy International, Inc.	225,634	0.1
2,256	Texas Roadhouse, Inc.	253,304	0.1
1,729	Thor Industries, Inc.	178,952	0.1
3,726	Toll Brothers, Inc.	294,615	0.1
1,069 (1)	TopBuild Corp.	284,375	0.1
3,698	Tractor Supply Co.	817,628	0.2
2,505	Travel + Leisure Co.	101,052	0.0
1,689 (1)	Ulta Beauty, Inc.	794,835	0.2
6,361 (1)	Under Armour, Inc. - Class A	45,926	0.0
6,253 (1)	Under Armour, Inc. - Class C	41,958	0.0
1,350	Vail Resorts, Inc.	339,876	0.1
5,792	Valvoline, Inc.	217,258	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
11,798	VF Corp.	$225,224	0.1
2,639 (1)	Victoria’s Secret & Co.	45,998	0.0
2,776 (1)	Wayfair, Inc.	180,468	0.1
5,837	Wendy’s Company	126,955	0.0
1,806	Whirlpool Corp.	268,715	0.1
2,199	Williams-Sonoma, Inc.	275,183	0.1
1,011	Wingstop, Inc.	202,362	0.1
2,837	Wyndham Hotels & Resorts, Inc.	194,533	0.1
3,506	Wynn Resorts Ltd.	370,269	0.1
2,923 (1)	YETI Holdings, Inc.	113,529	0.0
9,468	Yum! Brands, Inc.	1,311,791	0.4
		35,362,520	10.2
	Consumer Staples: 3.8%
14,059	Albertsons Cos, Inc.	306,767	0.1
4,489 (1)	BJ’s Wholesale Club Holdings, Inc.	282,852	0.1
317 (1)	Boston Beer Co., Inc.	97,776	0.0
1,651	Brown-Forman Corp. - Class A	112,384	0.0
6,207	Brown-Forman Corp. - Class B	414,503	0.1
5,041	Bunge Ltd.	475,618	0.1
6,456	Campbell Soup Co.	295,104	0.1
1,257	Casey’s General Stores, Inc.	306,557	0.1
1,835 (1)	Celsius Holdings, Inc.	273,764	0.1
8,248	Church & Dwight Co., Inc.	826,697	0.2
4,175	Clorox Co.	663,992	0.2
16,059	Conagra Brands, Inc.	541,509	0.2
12,158 (1)	Coty, Inc - Class A	149,422	0.0
5,348 (1)	Darling Ingredients, Inc.	341,149	0.1
7,042 (1)	Dollar Tree, Inc.	1,010,527	0.3
6,341	Flowers Foods, Inc.	157,764	0.1
1,541 (1)	Freshpet, Inc.	101,413	0.0
3,203 (1)	Grocery Outlet Holding Corp.	98,044	0.0
9,771	Hormel Foods Corp.	392,990	0.1
2,226	Ingredion, Inc.	235,845	0.1
3,480	JM Smucker Co.	513,892	0.2
8,772	Kellogg Co.	591,233	0.2
22,034	Kroger Co.	1,035,598	0.3
4,906	Lamb Weston Holdings, Inc.	563,945	0.2
8,484	McCormick & Co., Inc.	740,059	0.2
5,900	Molson Coors Beverage Co.	388,456	0.1
4,396 (1)	Olaplex Holdings, Inc.	16,353	0.0
5,171 (1)	Performance Food Group Co.	311,501	0.1
1,386 (1)	Pilgrim’s Pride Corp.	29,785	0.0
1,805 (1)	Post Holdings, Inc.	156,403	0.1
1,833	Reynolds Consumer Products, Inc.	51,782	0.0
9	Seaboard Corp.	32,046	0.0
1,355	Spectrum Brands Holdings, Inc.	105,758	0.0
9,380	Tyson Foods, Inc.	478,755	0.1
7,647 (1)	US Foods Holding Corp.	336,468	0.1

See Accompanying Notes to Financial Statements
55

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series MC Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples (continued)
24,187	Walgreens Boots Alliance, Inc.	$689,088	0.2
		13,125,799	3.8
	Energy: 4.5%
11,441	Antero Midstream Corp.	132,716	0.0
9,543 (1)	Antero Resources Corp.	219,775	0.1
10,473	APA Corp.	357,862	0.1
34,208	Baker Hughes Co.	1,081,315	0.3
8,188	Cheniere Energy, Inc.	1,247,524	0.3
4,282	Chesapeake Energy Corp.	358,318	0.1
25,562	Coterra Energy, Inc.	646,719	0.2
21,643	Devon Energy Corp.	1,046,223	0.3
6,117	Diamondback Energy, Inc.	803,529	0.2
3,274	DT Midstream, Inc.	162,292	0.0
12,169	EQT Corp.	500,511	0.1
30,336	Halliburton Co.	1,000,785	0.3
9,384	Hess Corp.	1,275,755	0.4
4,764	HF Sinclair Corp.	212,522	0.1
20,982	Marathon Oil Corp.	483,006	0.1
2,185	New Fortress Energy, Inc.	58,514	0.0
13,239	NOV, Inc.	212,353	0.1
15,091	Oneok, Inc.	931,416	0.3
8,188	Ovintiv, Inc.	311,717	0.1
2,926	PDC Energy, Inc.	208,156	0.0
15,563	Phillips 66	1,484,399	0.4
7,900	Range Resources Corp.	232,260	0.1
37,021 (1)	Southwestern Energy Co.	222,496	0.1
7,548	Targa Resources Corp.	574,403	0.2
14,815 (1)	TechnipFMC PLC	246,225	0.1
195	Texas Pacific Land Corp.	256,717	0.1
41,127	Williams Cos., Inc.	1,341,974	0.4
		15,609,482	4.5
	Financials: 13.9%
1,203	Affiliated Managers Group, Inc.	180,318	0.1
7,341 (1)	Affirm Holdings, Inc.	112,538	0.0
20,325	Aflac, Inc.	1,418,685	0.4
19,352	AGNC Investment Corp.	196,036	0.1
8,857	Allstate Corp.	965,767	0.3
9,132	Ally Financial, Inc.	246,655	0.1
2,455	American Financial Group, Inc.	291,531	0.1
3,550	Ameriprise Financial, Inc.	1,179,168	0.3
16,663	Annaly Capital Management, Inc.	333,427	0.1
17,617	Apollo Global Management, Inc.	1,353,162	0.4
12,076 (1)	Arch Capital Group Ltd.	903,889	0.3
5,410	Ares Management Corp.	521,253	0.2
7,150	Arthur J. Gallagher & Co.	1,569,925	0.5
1,785	Assurant, Inc.	224,410	0.1
1,917	Assured Guaranty Ltd.	106,969	0.0
2,623	Axis Capital Holdings Ltd.	141,196	0.0
26,683	Bank of New York Mellon Corp.	1,187,927	0.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
3,718	Bank OZK	$149,315	0.0
18,308 (1)	Block, Inc.	1,218,764	0.4
15,080	Blue Owl Capital, Inc.	175,682	0.1
956	BOK Financial Corp.	77,226	0.0
2,249 (1)	Brighthouse Financial, Inc.	106,490	0.0
8,004	Brown & Brown, Inc.	550,995	0.2
7,120	Carlyle Group, Inc./The	227,484	0.1
3,550	Cboe Global Markets, Inc.	489,935	0.1
5,183	Cincinnati Financial Corp.	504,410	0.1
16,300	Citizens Financial Group, Inc.	425,104	0.1
878	CNA Financial Corp.	33,908	0.0
5,626 (1)	Coinbase Global, Inc.	402,540	0.1
7,016	Columbia Banking System, Inc.	142,284	0.0
4,440	Comerica, Inc.	188,078	0.1
3,856	Commerce Bancshares, Inc.	187,787	0.1
4,991	Corebridge Financial, Inc.	88,141	0.0
216 (1)	Credit Acceptance Corp.	109,713	0.0
1,997	Cullen/Frost Bankers, Inc.	214,737	0.1
8,558	Discover Financial Services	1,000,002	0.3
4,739	East West Bancorp, Inc.	250,172	0.1
12,065	Equitable Holdings, Inc.	327,685	0.1
1,596 (1)	Euronet Worldwide, Inc.	187,323	0.1
1,201	Evercore, Inc.	148,432	0.0
1,429	Everest Re Group Ltd.	488,518	0.1
1,296	Factset Research Systems, Inc.	519,242	0.2
8,756	Fidelity National Financial, Inc.	315,216	0.1
19,991	Fidelity National Information Services, Inc.	1,093,508	0.3
22,917	Fifth Third Bancorp	600,655	0.2
3,382	First American Financial Corp.	192,842	0.1
366	First Citizens BancShares, Inc.	469,743	0.1
4,292	First Hawaiian, Inc.	77,299	0.0
18,033	First Horizon Corp.	203,232	0.1
2,426 (1)	FleetCor Technologies, Inc.	609,120	0.2
12,064	FNB Corp.	138,012	0.0
9,606	Franklin Resources, Inc.	256,576	0.1
8,834	Global Payments, Inc.	870,326	0.3
2,995	Globe Life, Inc.	328,312	0.1
1,198	Hanover Insurance Group, Inc.	135,410	0.0
10,282	Hartford Financial Services Group, Inc.	740,510	0.2
1,678	Houlihan Lokey, Inc.	164,964	0.0
48,558	Huntington Bancshares, Inc.	523,455	0.2
3,368	Interactive Brokers Group, Inc.	279,780	0.1
12,519	Invesco Ltd.	210,444	0.1
2,455	Jack Henry & Associates, Inc.	410,795	0.1
4,517	Janus Henderson Group PLC	123,088	0.0
6,781	Jefferies Financial Group, Inc.	224,926	0.1
2,031	Kemper Corp.	98,016	0.0
31,448	Keycorp	290,580	0.1

See Accompanying Notes to Financial Statements
56

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series MC Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
737	Kinsale Capital Group, Inc.	$275,785	0.1
21,809	KKR & Co., Inc.	1,221,304	0.4
3,693	Lazard Ltd.	118,176	0.0
5,703	Lincoln National Corp.	146,909	0.0
6,390	Loews Corp.	379,438	0.1
2,633	LPL Financial Holdings, Inc.	572,493	0.2
5,584	M&T Bank Corp.	691,076	0.2
444 (1)	Markel Corp.	614,132	0.2
1,250	MarketAxess Holdings, Inc.	326,775	0.1
9,721	MGIC Investment Corp.	153,495	0.0
867	Morningstar, Inc.	169,993	0.0
2,625	MSCI, Inc. - Class A	1,231,886	0.4
11,531	Nasdaq, Inc.	574,820	0.2
24,032	New York Community Bancorp., Inc.	270,120	0.1
6,917	Northern Trust Corp.	512,826	0.1
77,878 (1)	NU Holdings Ltd./Cayman Islands	614,457	0.2
9,174	Old Republic International Corp.	230,910	0.1
3,785	OneMain Holdings, Inc.	165,367	0.0
2,539	Pinnacle Financial Partners, Inc.	143,834	0.0
2,374	Popular, Inc.	143,674	0.0
1,224	Primerica, Inc.	242,058	0.1
8,162	Principal Financial Group, Inc.	619,006	0.2
2,939	Prosperity Bancshares, Inc.	165,995	0.0
12,395	Prudential Financial, Inc.	1,093,487	0.3
6,598	Raymond James Financial, Inc.	684,674	0.2
31,554	Regions Financial Corp.	562,292	0.2
2,244	Reinsurance Group of America, Inc.	311,220	0.1
1,657	RenaissanceRe Holdings Ltd.	309,064	0.1
16,258	Rithm Capital Corp.	152,012	0.0
1,357	RLI Corp.	185,190	0.1
22,405 (1)	Robinhood Markets, Inc.	223,602	0.1
4,223 (1)	Rocket Cos, Inc.	37,838	0.0
3,131 (1)	Ryan Specialty Holdings, Inc.	140,551	0.0
3,433	SEI Investments Co.	204,675	0.1
1,834 (1)	Shift4 Payments, Inc.	124,547	0.0
8,136	SLM Corp.	132,780	0.0
30,958 (1)	SoFi Technologies, Inc.	258,190	0.1
9,944	Starwood Property Trust, Inc.	192,914	0.1
11,269	State Street Corp.	824,665	0.2
3,464	Stifel Financial Corp.	206,697	0.1
14,404	Synchrony Financial	488,584	0.1
4,880	Synovus Financial Corp.	147,620	0.0
7,447	T. Rowe Price Group, Inc.	834,213	0.2
1,690	TFS Financial Corp.	21,243	0.0
11,956 (1)	Toast, Inc.	269,847	0.1
2,165	TPG, Inc.	63,348	0.0
3,873	Tradeweb Markets, Inc.	265,223	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
6,632	Unum Group	$316,346	0.1
3,132	UWM Holdings Corp.	17,539	0.0
3,015	Virtu Financial, Inc.	51,526	0.0
3,306 (2)	Voya Financial, Inc.	237,073	0.1
5,858	Webster Financial Corp.	221,140	0.1
3,648	Western Alliance Bancorp.	133,043	0.0
12,627	Western Union Co.	148,115	0.0
1,443 (1)	WEX, Inc.	262,727	0.1
83	White Mountains Insurance Group Ltd.	115,280	0.0
3,598	Willis Towers Watson PLC	847,329	0.2
2,053	Wintrust Financial Corp.	149,089	0.0
7,179	WR Berkley Corp.	427,581	0.1
11,210 (1)	XP, Inc.	262,987	0.1
4,910	Zions Bancorp NA	131,883	0.0
		48,144,295	13.9
	Health Care: 11.6%
3,098 (1)	10X Genomics, Inc.	172,992	0.1
3,027 (1)	Acadia Healthcare Co., Inc.	241,070	0.1
9,972	Agilent Technologies, Inc.	1,199,133	0.3
9,319 (1)	agilon health, Inc.	161,591	0.0
2,578 (1)	Align Technology, Inc.	911,684	0.3
4,179 (1)	Alnylam Pharmaceuticals, Inc.	793,759	0.2
1,081 (1)	Amedisys, Inc.	98,847	0.0
5,458	AmerisourceBergen Corp.	1,050,283	0.3
3,365 (1)	Apellis Pharmaceuticals, Inc.	306,551	0.1
22,776 (1)	Avantor, Inc.	467,819	0.1
2,298 (1)	Azenta, Inc.	107,271	0.0
17,068	Baxter International, Inc.	777,618	0.2
4,865 (1)	Biogen, Inc.	1,385,795	0.4
6,317 (1)	BioMarin Pharmaceutical, Inc.	547,558	0.2
709 (1)	Bio-Rad Laboratories, Inc.	268,796	0.1
5,252	Bio-Techne Corp.	428,721	0.1
3,584	Bruker Corp.	264,929	0.1
8,710	Cardinal Health, Inc.	823,705	0.2
6,070 (1)	Catalent, Inc.	263,195	0.1
4,030 (1)	Certara, Inc.	73,386	0.0
1,713 (1)	Charles River Laboratories International, Inc.	360,158	0.1
495	Chemed Corp.	268,127	0.1
1,640	Cooper Cos., Inc.	628,825	0.2
1,822 (1)	DaVita, Inc.	183,056	0.1
7,134	Dentsply Sirona, Inc.	285,503	0.1
13,060 (1)	DexCom, Inc.	1,678,341	0.5
3,671 (1)	Doximity, Inc.	124,887	0.0
16,537 (1)	Elanco Animal Health, Inc.	166,362	0.1
3,332	Encompass Health Corp.	225,610	0.1
1,770 (1)	Enovis Corp.	113,492	0.0
5,525 (1)	Envista Holdings Corp.	186,966	0.1
6,027 (1)	Exact Sciences Corp.	565,935	0.2
10,823 (1)	Exelixis, Inc.	206,827	0.1
2,674 (1)	Globus Medical, Inc.	159,210	0.0

See Accompanying Notes to Financial Statements
57

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series MC Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
4,399 (1)	Henry Schein, Inc.	$356,759	0.1
8,203 (1)	Hologic, Inc.	664,197	0.2
7,562 (1)	Horizon Therapeutics Plc	777,752	0.2
2,751 (1)	ICON PLC	688,300	0.2
682 (1)	ICU Medical, Inc.	121,526	0.0
2,781 (1)	Idexx Laboratories, Inc.	1,396,702	0.4
5,339 (1)	Illumina, Inc.	1,001,009	0.3
6,222 (1)	Incyte Corp., Ltd.	387,319	0.1
970 (1)	Inspire Medical Systems, Inc.	314,901	0.1
2,340 (1)	Insulet Corp.	674,716	0.2
2,410 (1)	Integra LifeSciences Holdings Corp.	99,123	0.0
4,805 (1)	Ionis Pharmaceuticals, Inc.	197,149	0.1
6,225 (1)	IQVIA Holdings, Inc.	1,399,193	0.4
2,060 (1)	Jazz Pharmaceuticals PLC	255,378	0.1
1,200 (1)	Karuna Therapeutics, Inc.	260,220	0.1
2,987	Laboratory Corp. of America Holdings	720,853	0.2
3,707 (1)	Maravai LifeSciences Holdings, Inc.	46,078	0.0
1,603 (1)	Masimo Corp.	263,774	0.1
786 (1)	Medpace Holdings, Inc.	188,774	0.1
735 (1)	Mettler Toledo International, Inc.	964,055	0.3
1,540 (1)	Mirati Therapeutics, Inc.	55,640	0.0
1,950 (1)	Molina Healthcare, Inc.	587,418	0.2
3,494 (1)	Natera, Inc.	170,018	0.1
3,262 (1)	Neurocrine Biosciences, Inc.	307,607	0.1
3,541 (1)	Novocure Ltd.	146,951	0.0
8,621	Organon & Co.	179,403	0.1
1,224 (1)	Penumbra, Inc.	421,129	0.1
4,262	PerkinElmer, Inc.	506,283	0.1
4,553	Perrigo Co. PLC	154,574	0.0
4,002	Premier, Inc.	110,695	0.0
7,675 (1)	QIAGEN NV	345,605	0.1
3,781	Quest Diagnostics, Inc.	531,457	0.2
1,803 (1)	QuidelOrtho Corp.	149,397	0.0
5,159 (1)	R1 RCM, Inc.	95,184	0.0
1,874 (1)	Repligen Corp.	265,096	0.1
4,902	Resmed, Inc.	1,071,087	0.3
8,233 (1)	Roivant Sciences Ltd.	82,989	0.0
12,534	Royalty Pharma PLC	385,295	0.1
3,019 (1)	Sarepta Therapeutics, Inc.	345,736	0.1
4,732 (1)	Seagen, Inc.	910,721	0.3
1,224 (1)	Shockwave Medical, Inc.	349,342	0.1
3,332 (1)	Sotera Health Co.	62,775	0.0
3,349	STERIS Public Ltd. Co.	753,458	0.2
3,481 (1)	Syneos Health, Inc.	146,689	0.0
2,174 (1)	Tandem Diabetes Care, Inc.	53,350	0.0
5,499 (1)	Teladoc Health, Inc.	139,235	0.0
1,586	Teleflex, Inc.	383,860	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
3,406 (1)	Tenet Healthcare Corp.	$277,180	0.1
2,282 (1)	Ultragenyx Pharmaceutical, Inc.	105,269	0.0
1,524 (1)	United Therapeutics Corp.	336,423	0.1
2,045	Universal Health Services, Inc.	322,640	0.1
4,890 (1)	Veeva Systems, Inc.	966,900	0.3
40,383	Viatris, Inc.	403,022	0.1
1,977 (1)	Waters Corp.	526,950	0.2
2,499	West Pharmaceutical Services, Inc.	955,793	0.3
7,090	Zimmer Biomet Holdings, Inc.	1,032,304	0.3
		39,913,255	11.6
	Industrials: 18.7%
1,074	Acuity Brands, Inc.	175,148	0.1
2,102	Advanced Drainage Systems, Inc.	239,166	0.1
4,418	AECOM	374,160	0.1
2,112	AGCO Corp.	277,559	0.1
3,491	Air Lease Corp.	146,098	0.0
4,230 (1)	Alaska Air Group, Inc.	224,951	0.1
2,962	Allegion Public Ltd.	355,499	0.1
3,065	Allison Transmission Holdings, Inc.	173,050	0.0
21,923 (1)	American Airlines Group, Inc.	393,299	0.1
7,766	Ametek, Inc.	1,257,160	0.4
4,142	AO Smith Corp.	301,455	0.1
1,511	Armstrong World Industries, Inc.	110,998	0.0
690 (1)	Avis Budget Group, Inc.	157,782	0.0
2,348 (1)	Axon Enterprise, Inc.	458,142	0.1
4,136 (1)	AZEK Co., Inc./The	125,279	0.0
4,390	Booz Allen Hamilton Holding Corp.	489,924	0.1
3,957	Broadridge Financial Solutions, Inc. ADR	655,398	0.2
4,298 (1)	Builders FirstSource, Inc.	584,528	0.2
3,081	BWX Technologies, Inc.	220,507	0.1
761 (1)	CACI International, Inc.	259,379	0.1
1,710	Carlisle Cos., Inc.	438,666	0.1
28,134	Carrier Global Corp.	1,398,541	0.4
4,978 (1)	Ceridian HCM Holding, Inc.	333,377	0.1
3,880	CH Robinson Worldwide, Inc.	366,078	0.1
9,434 (1)	ChargePoint Holdings, Inc.	82,925	0.0
2,926	Cintas Corp.	1,454,456	0.4
15,882 (1)	Clarivate PLC	151,355	0.0
1,732 (1)	Clean Harbors, Inc.	284,793	0.1
32,992	CNH Industrial NV	475,085	0.1
1,482	Concentrix Corp.	119,672	0.0
14,486 (1)	Copart, Inc.	1,321,268	0.4
2,861 (1)	Core & Main, Inc.	89,664	0.0
1,619	Crane Co.	144,285	0.0

See Accompanying Notes to Financial Statements
58

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series MC Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
1,623	Crane NXT Co.	$91,602	0.0
4,788	Cummins, Inc.	1,173,826	0.3
1,287	Curtiss-Wright Corp.	236,370	0.1
21,667 (1)	Delta Air Lines, Inc.	1,030,049	0.3
4,086	Donaldson Co., Inc.	255,416	0.1
4,709	Dover Corp.	695,284	0.2
2,097 (1)	Driven Brands Holdings, Inc.	56,745	0.0
9,192	Dun & Bradstreet Holdings, Inc.	106,351	0.0
1,582	EMCOR Group, Inc.	292,322	0.1
4,114	Equifax, Inc.	968,024	0.3
1,904	Esab Corp.	126,692	0.0
5,191	Expeditors International Washington, Inc.	628,786	0.2
19,280	Fastenal Co.	1,137,327	0.3
6,967	Ferguson PLC	1,095,979	0.3
4,414	Flowserve Corp.	163,980	0.0
11,940	Fortive Corp.	892,754	0.3
4,266	Fortune Brands Innovations, Inc.	306,939	0.1
1,123 (1)	FTI Consulting, Inc.	213,595	0.1
3,996 (1)	Gates Industrial Corp. PLC	53,866	0.0
2,053 (1)	Generac Holdings, Inc.	306,164	0.1
6,050	Genpact Ltd.	227,299	0.1
5,640	Graco, Inc.	487,014	0.1
3,949 (1)	GXO Logistics, Inc.	248,076	0.1
3,727 (1)	Hayward Holdings, Inc.	47,892	0.0
2,697	Heico Corp. - Class A - HEI.A	379,198	0.1
1,523	Heico Corp. - HEI	269,480	0.1
4,538 (1)	Hertz Global Holdings, Inc.	83,454	0.0
2,844	Hexcel Corp.	216,201	0.1
12,805	Howmet Aerospace, Inc.	634,616	0.2
1,808	Hubbell, Inc.	599,460	0.2
1,323	Huntington Ingalls Industries, Inc.	301,115	0.1
2,552	IDEX Corp.	549,344	0.2
13,666	Ingersoll Rand, Inc.	893,210	0.3
2,789	ITT, Inc.	259,963	0.1
4,247	Jacobs Solutions, Inc.	504,926	0.1
2,779	JB Hunt Transport Services, Inc.	503,082	0.1
4,564	KBR, Inc.	296,934	0.1
2,009 (1)	Kirby Corp.	154,593	0.0
5,271	Knight-Swift Transportation Holdings, Inc.	292,857	0.1
1,207	Landstar System, Inc.	232,396	0.1
4,608	Leidos Holdings, Inc.	407,716	0.1
1,079	Lennox International, Inc.	351,830	0.1
1,884	Lincoln Electric Holdings, Inc.	374,219	0.1
10,346 (1)	Lyft, Inc.	99,218	0.0
1,700	Manpowergroup, Inc.	134,980	0.0
7,590	Masco Corp.	435,514	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
2,098 (1)	Mastec, Inc.	$247,501	0.1
6,818	MDU Resources Group, Inc.	142,769	0.0
1,673 (1)	Mercury Systems, Inc.	57,869	0.0
1,795 (1)	Middleby Corp.	265,355	0.1
1,244	MSA Safety, Inc.	216,406	0.1
1,550	MSC Industrial Direct Co.	147,684	0.0
1,930	Nordson Corp.	478,987	0.1
5,552	nVent Electric PLC	286,872	0.1
3,331	Old Dominion Freight Line	1,231,637	0.4
2,200	Oshkosh Corp.	190,498	0.1
13,959	Otis Worldwide Corp.	1,242,491	0.4
3,031	Owens Corning, Inc.	395,546	0.1
17,314	Paccar, Inc.	1,448,316	0.4
4,315	Parker Hannifin Corp.	1,683,023	0.5
10,881	Paychex, Inc.	1,217,257	0.4
1,743	Paycom Software, Inc.	559,921	0.2
1,864 (1)	Paycor HCM, Inc.	44,121	0.0
1,417 (1)	Paylocity Holding Corp.	261,479	0.1
5,538	Pentair PLC	357,755	0.1
17,532 (1)	Plug Power, Inc.	182,157	0.1
4,853	Quanta Services, Inc.	953,372	0.3
6,131	RB Global, Inc.	367,860	0.1
954 (1)	RBC Bearings, Inc.	207,466	0.1
2,232	Regal Rexnord Corp.	343,505	0.1
6,974	Republic Services, Inc.	1,068,208	0.3
3,549	Robert Half International, Inc.	266,956	0.1
3,880	Rockwell Automation, Inc.	1,278,266	0.4
7,461	Rollins, Inc.	319,555	0.1
1,548	Ryder System, Inc.	131,255	0.0
896 (1)	Saia, Inc.	306,799	0.1
1,848	Schneider National, Inc.	53,075	0.0
1,813	Science Applications International Corp.	203,926	0.1
5,090	Sensata Technologies Holding PLC	228,999	0.1
1,500 (1)	SiteOne Landscape Supply, Inc.	251,040	0.1
1,757	Snap-On, Inc.	506,350	0.1
20,069	Southwest Airlines Co.	726,698	0.2
3,527	Spirit Aerosystems Holdings, Inc.	102,953	0.0
7,335	SS&C Technologies Holdings, Inc.	444,501	0.1
5,168	Stanley Black & Decker, Inc.	484,293	0.1
3,107 (1)	Stericycle, Inc.	144,289	0.0
7,121 (1)	Sunrun, Inc.	127,181	0.0
1,788	Tetra Tech, Inc.	292,767	0.1
6,797	Textron, Inc.	459,681	0.1
2,109	Timken Co.	193,037	0.1
3,513	Toro Co.	357,096	0.1
7,689	Trane Technologies PLC	1,470,598	0.4
1,770	TransDigm Group, Inc.	1,582,681	0.5

See Accompanying Notes to Financial Statements
59

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series MC Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
6,519	TransUnion	$510,633	0.1
3,665 (1)	Trex Co., Inc.	240,277	0.1
302	U-Haul Holding Co.	16,707	0.0
2,725	U-Haul Holding Co. - Non-Voting	138,076	0.0
11,027 (1)	United Airlines Holdings, Inc.	605,051	0.2
2,316	United Rentals, Inc.	1,031,477	0.3
5,235 (1)	Univar Solutions, Inc.	187,622	0.1
700	Valmont Industries, Inc.	203,735	0.1
4,818	Verisk Analytics, Inc.	1,089,013	0.3
10,909	Vertiv Holdings Co.	270,216	0.1
1,121	Watsco, Inc.	427,628	0.1
1,493	Wesco International, Inc.	267,337	0.1
6,020	Westinghouse Air Brake Technologies Corp.	660,213	0.2
6,637 (1)	WillScot Mobile Mini Holdings Corp.	317,182	0.1
1,996	Woodward, Inc.	237,344	0.1
1,507	WW Grainger, Inc.	1,188,405	0.3
3,844 (1)	XPO, Inc.	226,796	0.1
8,007	Xylem, Inc.	901,748	0.3
		64,505,816	18.7
	Information Technology: 13.0%
5,194 (1)	Akamai Technologies, Inc.	466,785	0.1
2,256 (1)	Allegro MicroSystems, Inc.	101,836	0.0
2,066 (1)	Alteryx, Inc.	93,796	0.0
4,015	Amdocs Ltd.	396,883	0.1
19,690	Amphenol Corp.	1,672,666	0.5
2,931 (1)	ANSYS, Inc.	968,021	0.3
7,688 (1)	AppLovin Corp.	197,812	0.1
1,934 (1)	Arrow Electronics, Inc.	277,007	0.1
942 (1)	Aspen Technology, Inc.	157,889	0.0
3,066	Avnet, Inc.	154,680	0.0
6,485	Bentley Systems, Inc.	351,682	0.1
3,462 (1)	Bill.com Holdings, Inc.	404,535	0.1
5,233 (1)	Black Knight, Inc.	312,567	0.1
6,788 (1)	CCC Intelligent Solutions Holdings, Inc.	76,093	0.0
4,564	CDW Corp.	837,494	0.2
5,006 (1)	Ciena Corp.	212,705	0.1
1,863 (1)	Cirrus Logic, Inc.	150,922	0.0
9,709 (1)	Cloudflare, Inc.	634,677	0.2
5,830	Cognex Corp.	326,597	0.1
17,154	Cognizant Technology Solutions Corp.	1,119,813	0.3
4,022 (1)	Coherent Corp.	205,042	0.1
6,246 (1)	Confluent, Inc.	220,546	0.1
25,682	Corning, Inc.	899,897	0.3
7,108 (1)	Crowdstrike Holdings, Inc.	1,043,952	0.3
9,220 (1)	Datadog, Inc.	907,064	0.3
6,827 (1)	DocuSign, Inc.	348,791	0.1
1,996	Dolby Laboratories, Inc.	167,025	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
3,794 (1)	DoubleVerify Holdings, Inc.	$147,662	0.0
8,836 (1)	Dropbox, Inc.	235,656	0.1
7,665 (1)	DXC Technology Co.	204,809	0.1
7,377 (1)	Dynatrace, Inc.	379,694	0.1
2,624 (1)	Elastic NV	168,251	0.0
4,493 (1)	Enphase Energy, Inc.	752,488	0.2
5,041	Entegris, Inc.	558,644	0.2
1,877 (1)	EPAM Systems, Inc.	421,856	0.1
2,034 (1)	F5, Inc.	297,493	0.1
819 (1)	Fair Isaac Corp.	662,743	0.2
3,593 (1)	First Solar, Inc.	682,993	0.2
2,399 (1)	Five9, Inc.	197,798	0.1
2,592 (1)	Gartner, Inc.	908,004	0.3
18,699	Gen Digital, Inc.	346,866	0.1
1,649 (1)	Gitlab, Inc.	84,280	0.0
2,647 (1)	GLOBALFOUNDRIES, Inc.	170,943	0.1
1,391 (1)	Globant SA	249,991	0.1
5,204 (1)	GoDaddy, Inc.	390,977	0.1
2,753 (1)	Guidewire Software, Inc.	209,448	0.1
3,133 (1)	HashiCorp, Inc.	82,022	0.0
43,668	Hewlett Packard Enterprise Co.	733,622	0.2
29,175	HP, Inc.	895,964	0.3
1,542 (1)	HubSpot, Inc.	820,483	0.2
1,435 (1)	Informatica, Inc.	26,548	0.0
1,012 (1)	IPG Photonics Corp.	137,450	0.0
4,365	Jabil, Inc.	471,114	0.1
10,743	Juniper Networks, Inc.	336,578	0.1
5,991 (1)	Keysight Technologies, Inc.	1,003,193	0.3
6,920 (1)	Kyndryl Holdings, Inc.	91,898	0.0
4,598 (1)	Lattice Semiconductor Corp.	441,730	0.1
817	Littelfuse, Inc.	238,000	0.1
2,306 (1)	Lumentum Holdings, Inc.	130,819	0.0
2,080 (1)	Manhattan Associates, Inc.	415,750	0.1
28,860	Marvell Technology, Inc.	1,725,251	0.5
18,163	Microchip Technology, Inc.	1,627,223	0.5
2,240	MKS Instruments, Inc.	242,144	0.1
2,218 (1)	MongoDB, Inc.	911,576	0.3
1,532	Monolithic Power Systems, Inc.	827,632	0.2
4,422	National Instruments Corp.	253,823	0.1
2,354 (1)	nCino, Inc.	70,902	0.0
4,305 (1)	NCR Corp.	108,486	0.0
7,220	NetApp, Inc.	551,608	0.2
1,858 (1)	New Relic, Inc.	121,588	0.0
7,752 (1)	Nutanix, Inc.	217,444	0.1
5,069 (1)	Okta, Inc.	351,535	0.1
14,560 (1)	ON Semiconductor Corp.	1,377,085	0.4
63,248 (1)	Palantir Technologies, Inc.	969,592	0.3
1,415	Pegasystems, Inc.	69,760	0.0
2,649 (1)	Procore Technologies, Inc.	172,370	0.1
3,670 (1)	PTC, Inc.	522,241	0.2
9,492 (1)	Pure Storage, Inc. - Class A	349,495	0.1
3,364 (1)	Qorvo, Inc.	343,229	0.1

See Accompanying Notes to Financial Statements
60

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series MC Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
2,879 (1)	RingCentral, Inc.	$94,230	0.0
6,352 (1)	SentinelOne, Inc.	95,915	0.0
5,368	Skyworks Solutions, Inc.	594,184	0.2
4,234 (1)	Smartsheet, Inc.	161,993	0.0
5,434 (1)	Splunk, Inc.	576,493	0.2
1,403	TD SYNNEX Corp.	131,882	0.0
1,573 (1)	Teledyne Technologies, Inc.	646,676	0.2
3,432 (1)	Teradata Corp.	183,303	0.1
5,261	Teradyne, Inc.	585,707	0.2
8,318 (1)	Trimble, Inc.	440,355	0.1
5,714 (1)	Twilio, Inc.	363,525	0.1
1,405 (1)	Tyler Technologies, Inc.	585,140	0.2
140	Ubiquiti, Inc.	24,605	0.0
12,677 (1)	UiPath, Inc.	210,058	0.1
9,701 (1)	Unity Software, Inc.	421,217	0.1
1,577	Universal Display Corp.	227,293	0.1
3,056 (1)	VeriSign, Inc.	690,564	0.2
2,428 (1)	Viasat, Inc.	100,179	0.0
5,252	Vontier Corp.	169,167	0.0
10,785 (1)	Western Digital Corp.	409,075	0.1
4,185 (1)	Wolfspeed, Inc.	232,644	0.1
1,728 (1)	Zebra Technologies Corp.	511,194	0.1
8,346 (1)	Zoom Video Communications, Inc.	566,526	0.2
2,946 (1)	Zscaler, Inc.	431,000	0.1
		44,868,453	13.0
	Materials: 5.8%
3,953	Albemarle Corp.	881,875	0.3
6,000	Alcoa Corp.	203,580	0.1
49,955	Amcor PLC	498,551	0.1
2,208	Aptargroup, Inc.	255,819	0.1
4,840	Ardagh Metal Packaging SA	18,198	0.0
1,695	Ashland, Inc.	147,313	0.0
2,726	Avery Dennison Corp.	468,327	0.1
7,467 (1)	Axalta Coating Systems Ltd.	244,992	0.1
10,401	Ball Corp.	605,442	0.2
4,098	Berry Global Group, Inc.	263,665	0.1
3,336	Celanese Corp. - Series A	386,309	0.1
6,600	CF Industries Holdings, Inc.	458,172	0.1
5,016	Chemours Co.	185,040	0.1
17,152 (1)	Cleveland-Cliffs, Inc.	287,468	0.1
24,090	Corteva, Inc.	1,380,357	0.4
3,580	Crown Holdings, Inc.	310,995	0.1
15,504	DuPont de Nemours, Inc.	1,107,606	0.3
1,205	Eagle Materials, Inc.	224,636	0.1
4,002	Eastman Chemical Co.	335,047	0.1
7,532	Element Solutions, Inc.	144,614	0.0
4,215	FMC Corp.	439,793	0.1
51,809 (1)	Ginkgo Bioworks Holdings, Inc.	96,365	0.0
10,276	Graphic Packaging Holding Co.	246,932	0.1
5,893	Huntsman Corp.	159,229	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials (continued)
8,621	International Flavors & Fragrances, Inc.	$686,145	0.2
11,690	International Paper Co.	371,859	0.1
2,168	Louisiana-Pacific Corp.	162,557	0.0
8,735	LyondellBasell Industries NV - Class A	802,135	0.2
2,084	Martin Marietta Materials, Inc.	962,162	0.3
11,171	Mosaic Co.	390,985	0.1
3,510 (1)	MP Materials Corp.	80,309	0.0
210	NewMarket Corp.	84,445	0.0
8,501	Nucor Corp.	1,393,994	0.4
4,358	Olin Corp.	223,958	0.1
2,987	Packaging Corp. of America	394,762	0.1
7,926	PPG Industries, Inc.	1,175,426	0.3
1,974	Reliance Steel & Aluminum Co.	536,119	0.2
2,213	Royal Gold, Inc.	254,008	0.1
4,292	RPM International, Inc.	385,121	0.1
1,393	Scotts Miracle-Gro Co.	87,327	0.0
4,852	Sealed Air Corp.	194,080	0.1
2,819	Silgan Holdings, Inc.	132,183	0.0
3,299	Sonoco Products Co.	194,707	0.1
6,960	SSR Mining, Inc.	98,693	0.0
5,423	Steel Dynamics, Inc.	590,727	0.2
7,591	United States Steel Corp.	189,851	0.1
4,473	Vulcan Materials Co.	1,008,393	0.3
1,092	Westlake Corp.	130,461	0.0
8,574	WestRock Co.	249,246	0.1
		20,129,978	5.8
	Real Estate: 7.8%
3,003	Agree Realty Corp.	196,366	0.1
5,791	Alexandria Real Estate Equities, Inc.	657,221	0.2
11,239	American Homes 4 Rent	398,423	0.1
9,113	Americold Realty Trust, Inc.	294,350	0.1
5,021	Apartment Income REIT Corp.	181,208	0.1
4,718	AvalonBay Communities, Inc.	892,976	0.3
5,294	Boston Properties, Inc.	304,882	0.1
10,102	Brixmor Property Group, Inc.	222,244	0.1
3,502	Camden Property Trust	381,263	0.1
10,460 (1)	CBRE Group, Inc.	844,227	0.2
13,650 (1)	CoStar Group, Inc.	1,214,850	0.4
5,106	Cousins Properties, Inc.	116,417	0.0
7,549	CubeSmart	337,138	0.1
9,817	Digital Realty Trust, Inc.	1,117,862	0.3
1,480	EastGroup Properties, Inc.	256,928	0.1
2,504	EPR Properties	117,187	0.0
5,997	Equity Lifestyle Properties, Inc.	401,139	0.1
12,594	Equity Residential	830,826	0.2
2,155	Essex Property Trust, Inc.	504,917	0.1
4,496	Extra Space Storage, Inc.	669,230	0.2
2,729	Federal Realty Investment Trust	264,085	0.1

See Accompanying Notes to Financial Statements
61

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series MC Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate (continued)
4,454	First Industrial Realty Trust, Inc.	$234,459	0.1
8,494	Gaming and Leisure Properties, Inc.	411,619	0.1
12,819	Healthcare Realty Trust, Inc.	241,766	0.1
18,470	Healthpeak Properties, Inc.	371,247	0.1
3,511	Highwoods Properties, Inc.	83,948	0.0
23,865	Host Hotels & Resorts, Inc.	401,648	0.1
1,136 (1)	Howard Hughes Corp.	89,653	0.0
20,635	Invitation Homes, Inc.	709,844	0.2
9,776	Iron Mountain, Inc.	555,472	0.2
1,599 (1)	Jones Lang LaSalle, Inc.	249,124	0.1
3,936	Kilroy Realty Corp.	118,434	0.0
20,425	Kimco Realty Corp.	402,781	0.1
2,933	Lamar Advertising Co.	291,100	0.1
2,866	Life Storage, Inc.	381,063	0.1
20,031	Medical Properties Trust, Inc.	185,487	0.1
3,920	Mid-America Apartment Communities, Inc.	595,291	0.2
2,693	National Storage Affiliates Trust	93,797	0.0
6,123	NNN REIT, Inc.	262,003	0.1
7,904	Omega Healthcare Investors, Inc.	242,574	0.1
7,412	Park Hotels & Resorts, Inc.	95,022	0.0
4,953	Rayonier, Inc.	155,524	0.0
22,322	Realty Income Corp.	1,334,632	0.4
5,746	Regency Centers Corp.	354,931	0.1
6,761	Rexford Industrial Realty, Inc.	353,060	0.1
3,626	SBA Communications Corp.	840,362	0.2
10,957	Simon Property Group, Inc.	1,265,314	0.4
4,755	Spirit Realty Capital, Inc.	187,252	0.1
6,060	STAG Industrial, Inc.	217,433	0.1
4,148	Sun Communities, Inc.	541,148	0.2
11,075	UDR, Inc.	475,782	0.1
13,489	Ventas, Inc.	637,625	0.2
33,896	VICI Properties, Inc.	1,065,351	0.3
5,965	Vornado Realty Trust	108,205	0.0
16,780	Welltower, Inc.	1,357,334	0.4
24,728	Weyerhaeuser Co.	828,635	0.2
7,156	WP Carey, Inc.	483,459	0.1
1,865 (1)	Zillow Group, Inc. - Class A	91,758	0.0
5,213 (1)	Zillow Group, Inc. - Class C	262,005	0.1
		26,779,881	7.8
	Utilities: 5.4%
22,547	AES Corp.	467,399	0.1
8,482	Alliant Energy Corp.	445,135	0.1
8,842	Ameren Corp.	722,126	0.2
6,579	American Water Works Co., Inc.	939,152	0.3
4,866	Atmos Energy Corp.	566,111	0.2
2,397	Avangrid, Inc.	90,319	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities (continued)
4,310	Brookfield Renewable Corp.	$135,851	0.0
21,308	Centerpoint Energy, Inc.	621,128	0.2
1,170	Clearway Energy, Inc. - Class A	31,590	0.0
2,764	Clearway Energy, Inc. - Class C	78,940	0.0
9,819	CMS Energy Corp.	576,866	0.2
11,717	Consolidated Edison, Inc.	1,059,217	0.3
11,064	Constellation Energy Corp.	1,012,909	0.3
6,956	DTE Energy Co.	765,299	0.2
12,763	Edison International	886,390	0.3
7,147	Entergy Corp.	695,903	0.2
8,194	Essential Utilities, Inc.	327,023	0.1
7,517	Evergy, Inc.	439,143	0.1
11,770	Eversource Energy	834,728	0.2
18,387	FirstEnergy Corp.	714,887	0.2
3,698	Hawaiian Electric Industries	133,868	0.0
1,704	Idacorp, Inc.	174,830	0.1
2,998	National Fuel Gas Co.	153,977	0.1
13,955	NiSource, Inc.	381,669	0.1
7,789	NRG Energy, Inc.	291,231	0.1
6,747	OGE Energy Corp.	242,285	0.1
60,832 (1)	PG&E Corp.	1,051,177	0.3
3,822	Pinnacle West Capital Corp.	311,340	0.1
24,921	PPL Corp.	659,410	0.2
16,793	Public Service Enterprise Group, Inc.	1,051,410	0.3
7,051	UGI Corp.	190,166	0.1
12,670	Vistra Corp.	332,588	0.1
10,655	WEC Energy Group, Inc.	940,197	0.3
18,606	Xcel Energy, Inc.	1,156,735	0.3
		18,480,999	5.4
	Total Common Stock (Cost $337,060,410)	339,467,586	98.3
EXCHANGE-TRADED FUNDS: 1.3%
61,751	iShares Russell Midcap Index Fund	4,509,675	1.3
	Total Exchange-Traded Funds (Cost $4,274,396)	4,509,675	1.3
	Total Investments in Securities (Cost $341,334,806)	$343,977,261	99.6
	Assets in Excess of Other Liabilities	1,292,218	0.4
	Net Assets	$345,269,479	100.0

ADR
American Depositary Receipt

(1)
Non-income producing security.

(2)
Investment in affiliate

See Accompanying Notes to Financial Statements
62

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series MC Portfolio	as of June 30, 2023 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Common Stock*	$339,467,586	$—	$—	$339,467,586
Exchange-Traded Funds	4,509,675	—	—	4,509,675
Total Investments, at fair value	$343,977,261	$—	$—	$343,977,261
Other Financial Instruments+
Futures	25,036	—	—	25,036
Total Assets	$344,002,297	$—	$—	$344,002,297

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2023, the following futures contracts were outstanding for Voya VACS Index Series MC Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P Mid 400 E-Mini	4	09/15/23	$1,057,640	$25,036
			$1,057,640	$25,036
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act. The following table provides transactions during the period ended June 30, 2023, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2023	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Financial, Inc.	$—	$236,782	$(5,719)	$6,010	$237,073	$1,256	$303	$—
	$—	$236,782	$(5,719)	$6,010	$237,073	$1,256	$303	$—
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
See Accompanying Notes to Financial Statements
63

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series MC Portfolio	as of June 30, 2023 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2023 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$25,036
Total Asset Derivatives		$25,036

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2023 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(22,714)
Total	$(22,714)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$25,036
Total	$25,036
At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $341,334,806.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$23,419,261
Gross Unrealized Depreciation	(20,751,770)
Net Unrealized Appreciation	$2,667,491
See Accompanying Notes to Financial Statements
64

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series S Portfolio	as of June 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.0%
	Communication Services: 8.2%
64,704 (1)	Activision Blizzard, Inc.	$5,454,547	0.2
537,328 (1)	Alphabet, Inc. - Class A	64,318,162	1.9
462,204 (1)	Alphabet, Inc. - Class C	55,912,818	1.6
646,585	AT&T, Inc.	10,313,031	0.3
9,397 (1)	Charter Communications, Inc.	3,452,176	0.1
376,192	Comcast Corp. - Class A	15,630,778	0.5
23,562	Electronic Arts, Inc.	3,055,991	0.1
24,335	Fox Corp. - Class A	827,390	0.0
12,552	Fox Corp. - Class B	400,283	0.0
35,001	Interpublic Group of Cos., Inc.	1,350,339	0.0
13,017 (1)	Live Nation Entertainment, Inc.	1,185,979	0.0
25,162 (1)	Match Group, Inc.	1,053,030	0.0
200,076 (1)	Meta Platforms, Inc.	57,417,810	1.7
40,219 (1)	NetFlix, Inc.	17,716,067	0.5
34,445	News Corp - Class A	671,677	0.0
10,621	News Corp - Class B	209,446	0.0
18,045	Omnicom Group	1,716,982	0.1
45,856	Paramount Global - Class B	729,569	0.0
14,319 (1)	Take-Two Interactive Software, Inc.	2,107,184	0.1
52,091 (1)	T-Mobile US, Inc.	7,235,440	0.2
380,226	Verizon Communications, Inc.	14,140,605	0.4
165,269 (1)	Walt Disney Co.	14,755,216	0.4
200,502 (1)	Warner Bros Discovery, Inc.	2,514,295	0.1
		282,168,815	8.2
	Consumer Discretionary: 10.3%
5,416	Advance Auto Parts, Inc.	380,745	0.0
807,350 (1)	Amazon.com, Inc.	105,246,146	3.0
24,469 (1)	Aptiv PLC	2,498,040	0.1
1,664 (1)	Autozone, Inc.	4,148,951	0.1
20,707	Bath & Body Works, Inc.	776,512	0.0
17,602	Best Buy Co., Inc.	1,442,484	0.0
3,340 (1)	Booking Holdings, Inc.	9,019,102	0.3
21,198	BorgWarner, Inc.	1,036,794	0.0
19,464 (1)	Caesars Entertainment, Inc.	992,080	0.0
14,309 (1)	Carmax, Inc.	1,197,663	0.0
90,843 (1)	Carnival Corp.	1,710,574	0.1
2,497 (1)	Chipotle Mexican Grill, Inc.	5,341,083	0.2
28,072	D.R. Horton, Inc.	3,416,082	0.1
10,937	Darden Restaurants, Inc.	1,827,354	0.1
3,189	Domino’s Pizza, Inc.	1,074,661	0.0
48,364	eBay, Inc.	2,161,387	0.1
11,156 (1)	Etsy, Inc.	943,909	0.0
12,897 (1)	Expedia Group, Inc.	1,410,803	0.0
355,438	Ford Motor Co.	5,377,777	0.2
13,813	Garmin Ltd.	1,440,558	0.0
125,728	General Motors Co.	4,848,072	0.1
12,730	Genuine Parts Co.	2,154,298	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
11,784	Hasbro, Inc.	$763,250	0.0
23,934	Hilton Worldwide Holdings, Inc.	3,483,594	0.1
91,590	Home Depot, Inc.	28,451,518	0.8
29,723 (1)	Las Vegas Sands Corp.	1,723,934	0.1
22,951	Lennar Corp. - Class A	2,875,990	0.1
22,966	LKQ Corp.	1,338,229	0.0
53,937	Lowe’s Cos, Inc.	12,173,581	0.4
23,321	Marriott International, Inc.	4,283,834	0.1
66,033	McDonald’s Corp.	19,704,908	0.6
27,310	MGM Resorts International	1,199,455	0.0
4,751 (1)	Mohawk Industries, Inc.	490,113	0.0
33,907	Newell Brands, Inc.	294,991	0.0
111,435	Nike, Inc. - Class B	12,299,081	0.4
38,363 (1)	Norwegian Cruise Line Holdings Ltd.	835,162	0.0
276 (1)	NVR, Inc.	1,752,771	0.1
5,506 (1)	O’Reilly Automotive, Inc.	5,259,882	0.2
3,531	Pool Corp.	1,322,854	0.0
20,189	Pulte Group, Inc.	1,568,281	0.0
3,702	Ralph Lauren Corp.	456,457	0.0
30,937	Ross Stores, Inc.	3,468,966	0.1
19,892 (1)	Royal Caribbean Cruises Ltd.	2,063,596	0.1
103,685	Starbucks Corp.	10,271,036	0.3
20,965	Tapestry, Inc.	897,302	0.0
243,664 (1)	Tesla, Inc.	63,783,925	1.8
104,146	TJX Cos., Inc.	8,830,539	0.3
9,910	Tractor Supply Co.	2,191,101	0.1
4,530 (1)	Ulta Beauty, Inc.	2,131,795	0.1
29,754	VF Corp.	568,004	0.0
4,953	Whirlpool Corp.	736,957	0.0
9,366	Wynn Resorts Ltd.	989,143	0.0
25,332	Yum! Brands, Inc.	3,509,749	0.1
		358,165,073	10.3
	Consumer Staples: 6.5%
161,452	Altria Group, Inc.	7,313,776	0.2
49,259	Archer-Daniels-Midland Co.	3,722,010	0.1
16,473	Brown-Forman Corp. - Class B	1,100,067	0.0
13,621	Bunge Ltd.	1,285,141	0.0
18,093	Campbell Soup Co.	827,031	0.0
22,092	Church & Dwight Co., Inc.	2,214,281	0.1
11,156	Clorox Co.	1,774,250	0.1
352,019	Coca-Cola Co.	21,198,584	0.6
75,030	Colgate-Palmolive Co.	5,780,311	0.2
43,175	Conagra Brands, Inc.	1,455,861	0.0
14,584	Constellation Brands, Inc.	3,589,560	0.1
40,110	Costco Wholesale Corp.	21,594,422	0.6
19,817	Dollar General Corp.	3,364,530	0.1
18,777 (1)	Dollar Tree, Inc.	2,694,499	0.1
20,971	Estee Lauder Cos., Inc.	4,118,285	0.1

See Accompanying Notes to Financial Statements
65

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series S Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples (continued)
53,123	General Mills, Inc.	$4,074,534	0.1
13,321	Hershey Co.	3,326,254	0.1
26,198	Hormel Foods Corp.	1,053,684	0.0
9,631	JM Smucker Co.	1,422,210	0.0
23,250	Kellogg Co.	1,567,050	0.1
76,178	Keurig Dr Pepper, Inc.	2,382,086	0.1
30,514	Kimberly-Clark Corp.	4,212,763	0.1
72,148	Kraft Heinz Co.	2,561,254	0.1
59,065	Kroger Co.	2,776,055	0.1
13,178	Lamb Weston Holdings, Inc.	1,514,811	0.0
22,643	McCormick & Co., Inc.	1,975,149	0.1
16,936	Molson Coors Beverage Co.	1,115,066	0.0
123,120	Mondelez International, Inc.	8,980,373	0.3
69,108 (1)	Monster Beverage Corp.	3,969,564	0.1
124,604	PepsiCo, Inc.	23,079,153	0.7
140,387	Philip Morris International, Inc.	13,704,579	0.4
213,174	Procter & Gamble Co.	32,347,023	0.9
45,842	Sysco Corp.	3,401,476	0.1
41,745	Target Corp.	5,506,165	0.2
25,794	Tyson Foods, Inc.	1,316,526	0.0
64,664	Walgreens Boots Alliance, Inc.	1,842,277	0.1
126,859	Walmart, Inc.	19,939,698	0.6
		224,100,358	6.5
	Energy: 4.0%
27,911	APA Corp.	953,719	0.0
91,562	Baker Hughes Co.	2,894,275	0.1
157,615	Chevron Corp.	24,800,720	0.7
109,443	ConocoPhillips	11,339,389	0.3
68,507	Coterra Energy, Inc.	1,733,227	0.1
58,038	Devon Energy Corp.	2,805,557	0.1
16,379	Diamondback Energy, Inc.	2,151,546	0.1
52,897	EOG Resources, Inc.	6,053,533	0.2
32,708	EQT Corp.	1,345,280	0.0
365,666	Exxon Mobil Corp.	39,217,679	1.1
81,803	Halliburton Co.	2,698,681	0.1
24,994	Hess Corp.	3,397,934	0.1
178,655	Kinder Morgan, Inc.	3,076,439	0.1
55,859	Marathon Oil Corp.	1,285,874	0.0
38,374	Marathon Petroleum Corp.	4,474,409	0.1
64,983	Occidental Petroleum Corp.	3,821,000	0.1
40,469	Oneok, Inc.	2,497,747	0.1
41,501	Phillips 66	3,958,365	0.1
21,140	Pioneer Natural Resources Co.	4,379,785	0.1
128,913	Schlumberger NV	6,332,207	0.2
20,394	Targa Resources Corp.	1,551,983	0.1
32,697	Valero Energy Corp.	3,835,358	0.1
110,178	Williams Cos., Inc.	3,595,108	0.1
		138,199,815	4.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: 12.1%
49,730	Aflac, Inc.	$3,471,154	0.1
23,751	Allstate Corp.	2,589,809	0.1
53,766	American Express Co.	9,366,037	0.3
65,459	American International Group, Inc.	3,766,511	0.1
9,422	Ameriprise Financial, Inc.	3,129,611	0.1
18,473	Aon PLC	6,376,880	0.2
33,683 (1)	Arch Capital Group Ltd.	2,521,172	0.1
19,373	Arthur J. Gallagher & Co.	4,253,730	0.1
4,807	Assurant, Inc.	604,336	0.0
627,064	Bank of America Corp.	17,990,466	0.5
64,949	Bank of New York Mellon Corp.	2,891,529	0.1
161,288 (1)	Berkshire Hathaway, Inc. - Class B	54,999,208	1.6
13,545	BlackRock, Inc.	9,361,491	0.3
21,293	Brown & Brown, Inc.	1,465,810	0.0
34,532	Capital One Financial Corp.	3,776,765	0.1
9,557	Cboe Global Markets, Inc.	1,318,962	0.0
134,407	Charles Schwab Corp.	7,618,189	0.2
37,483	Chubb Ltd.	7,217,726	0.2
14,219	Cincinnati Financial Corp.	1,383,793	0.0
176,072	Citigroup, Inc.	8,106,355	0.2
43,774	Citizens Financial Group, Inc.	1,141,626	0.0
32,534	CME Group, Inc.	6,028,225	0.2
11,909	Comerica, Inc.	504,465	0.0
22,968	Discover Financial Services	2,683,811	0.1
3,872	Everest Re Group Ltd.	1,323,682	0.0
3,466	Factset Research Systems, Inc.	1,388,653	0.0
53,588	Fidelity National Information Services, Inc.	2,931,264	0.1
61,836	Fifth Third Bancorp	1,620,722	0.1
55,832 (1)	Fiserv, Inc.	7,043,207	0.2
6,678 (1)	FleetCor Technologies, Inc.	1,676,712	0.1
25,821	Franklin Resources, Inc.	689,679	0.0
23,759	Global Payments, Inc.	2,340,737	0.1
8,037	Globe Life, Inc.	881,016	0.0
30,068	Goldman Sachs Group, Inc.	9,698,133	0.3
28,059	Hartford Financial Services Group, Inc.	2,020,809	0.1
130,566	Huntington Bancshares, Inc.	1,407,501	0.0
50,637	Intercontinental Exchange, Inc.	5,726,032	0.2
41,439	Invesco Ltd.	696,590	0.0
6,572	Jack Henry & Associates, Inc.	1,099,693	0.0
264,304	JPMorgan Chase & Co.	38,440,374	1.1
84,589	Keycorp	781,602	0.0
13,872	Lincoln National Corp.	357,343	0.0

See Accompanying Notes to Financial Statements
66

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series S Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
17,108	Loews Corp.	$1,015,873	0.0
15,002	M&T Bank Corp.	1,856,647	0.1
3,391	MarketAxess Holdings, Inc.	886,475	0.0
44,745	Marsh & McLennan Cos., Inc.	8,415,640	0.2
75,680	Mastercard, Inc. - Class A	29,764,944	0.9
58,182	Metlife, Inc.	3,289,028	0.1
14,273	Moody’s Corp.	4,963,008	0.2
117,821	Morgan Stanley	10,061,913	0.3
7,241	MSCI, Inc. - Class A	3,398,129	0.1
30,627	Nasdaq, Inc.	1,526,756	0.1
18,843	Northern Trust Corp.	1,397,020	0.0
100,910 (1)	PayPal Holdings, Inc.	6,733,724	0.2
36,097	PNC Financial Services Group, Inc.	4,546,417	0.1
20,500	Principal Financial Group, Inc.	1,554,720	0.1
52,943	Progressive Corp.	7,008,065	0.2
33,012	Prudential Financial, Inc.	2,912,319	0.1
17,249	Raymond James Financial, Inc.	1,789,929	0.1
84,865	Regions Financial Corp.	1,512,294	0.1
29,666	S&P Global, Inc.	11,892,803	0.3
30,232	State Street Corp.	2,212,378	0.1
38,762	Synchrony Financial	1,314,807	0.0
20,311	T. Rowe Price Group, Inc.	2,275,238	0.1
20,871	Travelers Cos, Inc.	3,624,458	0.1
120,464	Truist Financial Corp.	3,656,082	0.1
126,166	US Bancorp	4,168,525	0.1
146,359	Visa, Inc. - Class A	34,757,335	1.0
339,367	Wells Fargo & Co.	14,484,184	0.4
9,641	Willis Towers Watson PLC	2,270,455	0.1
18,161	WR Berkley Corp.	1,081,669	0.0
13,479	Zions Bancorp NA	362,046	0.0
		417,424,291	12.1
	Health Care: 13.0%
157,278	Abbott Laboratories	17,146,448	0.5
159,570	AbbVie, Inc.	21,498,866	0.6
26,719	Agilent Technologies, Inc.	3,212,960	0.1
6,436 (1)	Align Technology, Inc.	2,276,027	0.1
14,649	AmerisourceBergen Corp.	2,818,907	0.1
48,327	Amgen, Inc.	10,729,561	0.3
45,751	Baxter International, Inc.	2,084,416	0.1
25,687	Becton Dickinson & Co.	6,781,625	0.2
13,091 (1)	Biogen, Inc.	3,728,971	0.1
1,940 (1)	Bio-Rad Laboratories, Inc.	735,493	0.0
14,203	Bio-Techne Corp.	1,159,391	0.0
130,031 (1)	Boston Scientific Corp.	7,033,377	0.2
190,009	Bristol-Myers Squibb Co.	12,151,076	0.4
23,027	Cardinal Health, Inc.	2,177,663	0.1
16,212 (1)	Catalent, Inc.	702,952	0.0
49,738 (1)	Centene Corp.	3,354,828	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
4,629 (1)	Charles River Laboratories International, Inc.	$973,247	0.0
26,760	Cigna Corp.	7,508,856	0.2
4,473	Cooper Cos., Inc.	1,715,082	0.1
115,968	CVS Health Corp.	8,016,868	0.2
60,065	Danaher Corp.	14,415,600	0.4
5,004 (1)	DaVita, Inc.	502,752	0.0
19,361	Dentsply Sirona, Inc.	774,827	0.0
35,059 (1)	DexCom, Inc.	4,505,432	0.1
54,829 (1)	Edwards Lifesciences Corp.	5,172,020	0.1
21,440	Elevance Health, Inc.	9,525,578	0.3
71,261	Eli Lilly & Co.	33,419,984	1.0
35,364	GE HealthCare Technologies, Inc.	2,872,971	0.1
112,816	Gilead Sciences, Inc.	8,694,729	0.3
18,660	HCA Healthcare, Inc.	5,662,937	0.2
11,848 (1)	Henry Schein, Inc.	960,873	0.0
22,266 (1)	Hologic, Inc.	1,802,878	0.1
11,301	Humana, Inc.	5,053,016	0.1
7,507 (1)	Idexx Laboratories, Inc.	3,770,241	0.1
14,299 (1)	Illumina, Inc.	2,680,920	0.1
16,713 (1)	Incyte Corp., Ltd.	1,040,384	0.0
6,304 (1)	Insulet Corp.	1,817,695	0.1
31,691 (1)	Intuitive Surgical, Inc.	10,836,421	0.3
16,771 (1)	IQVIA Holdings, Inc.	3,769,618	0.1
235,040	Johnson & Johnson	38,903,821	1.1
8,013	Laboratory Corp. of America Holdings	1,933,777	0.1
12,264	McKesson Corp.	5,240,530	0.2
120,329	Medtronic PLC	10,600,985	0.3
229,496	Merck & Co., Inc.	26,481,543	0.8
1,996 (1)	Mettler Toledo International, Inc.	2,618,033	0.1
29,651 (1)	Moderna, Inc.	3,602,596	0.1
5,261 (1)	Molina Healthcare, Inc.	1,584,824	0.0
22,915	Organon & Co.	476,861	0.0
11,408	PerkinElmer, Inc.	1,355,156	0.0
510,585	Pfizer, Inc.	18,728,258	0.5
10,131	Quest Diagnostics, Inc.	1,424,013	0.0
9,758 (1)	Regeneron Pharmaceuticals, Inc.	7,011,513	0.2
13,289	Resmed, Inc.	2,903,646	0.1
8,993	STERIS Public Ltd. Co.	2,023,245	0.1
30,556	Stryker Corp.	9,322,330	0.3
4,248	Teleflex, Inc.	1,028,143	0.0
34,886	Thermo Fisher Scientific, Inc.	18,201,770	0.5
84,206	UnitedHealth Group, Inc.	40,472,772	1.2
5,692	Universal Health Services, Inc.	898,027	0.0
23,294 (1)	Vertex Pharmaceuticals, Inc.	8,197,392	0.2
109,247	Viatris, Inc.	1,090,285	0.0

See Accompanying Notes to Financial Statements
67

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series S Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
5,352 (1)	Waters Corp.	$1,426,522	0.0
6,715	West Pharmaceutical Services, Inc.	2,568,286	0.1
18,864	Zimmer Biomet Holdings, Inc.	2,746,598	0.1
41,795	Zoetis, Inc.	7,197,517	0.2
		451,123,933	13.0
	Industrials: 8.2%
49,895	3M Co.	4,993,991	0.2
11,569 (1)	Alaska Air Group, Inc.	615,239	0.0
7,954	Allegion Public Ltd.	954,639	0.0
59,048 (1)	American Airlines Group, Inc.	1,059,321	0.0
20,845	Ametek, Inc.	3,374,389	0.1
11,264	AO Smith Corp.	819,794	0.0
37,365	Automatic Data Processing, Inc.	8,212,453	0.2
6,348 (1)	Axon Enterprise, Inc.	1,238,622	0.0
51,146 (1)	Boeing Co.	10,799,989	0.3
10,671	Broadridge Financial Solutions, Inc. ADR	1,767,438	0.1
75,506	Carrier Global Corp.	3,753,403	0.1
46,611	Caterpillar, Inc.	11,468,637	0.3
14,022 (1)	Ceridian HCM Holding, Inc.	939,053	0.0
10,604	CH Robinson Worldwide, Inc.	1,000,487	0.0
7,819	Cintas Corp.	3,886,669	0.1
38,795 (1)	Copart, Inc.	3,538,492	0.1
183,878	CSX Corp.	6,270,240	0.2
12,803	Cummins, Inc.	3,138,783	0.1
24,389	Deere & Co.	9,882,179	0.3
58,130 (1)	Delta Air Lines, Inc.	2,763,500	0.1
12,644	Dover Corp.	1,866,887	0.1
36,051	Eaton Corp. PLC	7,249,856	0.2
51,689	Emerson Electric Co.	4,672,169	0.1
11,092	Equifax, Inc.	2,609,948	0.1
13,819	Expeditors International Washington, Inc.	1,673,895	0.1
51,598	Fastenal Co.	3,043,766	0.1
20,915	FedEx Corp.	5,184,828	0.2
31,977	Fortive Corp.	2,390,920	0.1
5,625 (1)	Generac Holdings, Inc.	838,856	0.0
20,346	General Dynamics Corp.	4,377,442	0.1
98,490	General Electric Co.	10,819,126	0.3
60,184	Honeywell International, Inc.	12,488,180	0.4
33,268	Howmet Aerospace, Inc.	1,648,762	0.1
3,595	Huntington Ingalls Industries, Inc.	818,222	0.0
6,835	IDEX Corp.	1,471,302	0.1
25,012	Illinois Tool Works, Inc.	6,257,002	0.2
36,569	Ingersoll Rand, Inc.	2,390,150	0.1
11,496	Jacobs Solutions, Inc.	1,366,759	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
7,495	JB Hunt Transport Services, Inc.	$1,356,820	0.0
62,043	Johnson Controls International plc	4,227,610	0.1
17,135	L3Harris Technologies, Inc.	3,354,519	0.1
12,406	Leidos Holdings, Inc.	1,097,683	0.0
20,386	Lockheed Martin Corp.	9,385,307	0.3
20,317	Masco Corp.	1,165,789	0.0
4,868	Nordson Corp.	1,208,140	0.0
20,571	Norfolk Southern Corp.	4,664,680	0.1
12,911	Northrop Grumman Corp.	5,884,834	0.2
8,132	Old Dominion Freight Line	3,006,807	0.1
37,380	Otis Worldwide Corp.	3,327,194	0.1
47,264	Paccar, Inc.	3,953,634	0.1
11,604	Parker Hannifin Corp.	4,526,024	0.1
29,019	Paychex, Inc.	3,246,356	0.1
4,397	Paycom Software, Inc.	1,412,492	0.0
14,919	Pentair PLC	963,767	0.0
13,130	Quanta Services, Inc.	2,579,389	0.1
132,152	Raytheon Technologies Corp.	12,945,610	0.4
18,594	Republic Services, Inc.	2,848,043	0.1
9,774	Robert Half International, Inc.	735,200	0.0
10,390	Rockwell Automation, Inc.	3,422,986	0.1
20,852	Rollins, Inc.	893,091	0.0
4,789	Snap-On, Inc.	1,380,142	0.0
53,821	Southwest Airlines Co.	1,948,858	0.1
13,851	Stanley Black & Decker, Inc.	1,297,977	0.0
18,241	Textron, Inc.	1,233,639	0.0
20,626	Trane Technologies PLC	3,944,929	0.1
4,720	TransDigm Group, Inc.	4,220,482	0.1
55,143	Union Pacific Corp.	11,283,361	0.3
29,663 (1)	United Airlines Holdings, Inc.	1,627,609	0.1
65,552	United Parcel Service, Inc. - Class B	11,750,196	0.3
6,216	United Rentals, Inc.	2,768,420	0.1
13,095	Verisk Analytics, Inc.	2,959,863	0.1
33,483	Waste Management, Inc.	5,806,622	0.2
16,268	Westinghouse Air Brake Technologies Corp.	1,784,112	0.1
4,038	WW Grainger, Inc.	3,184,326	0.1
21,640	Xylem, Inc.	2,437,097	0.1
		285,478,996	8.2
	Information Technology: 27.4%
57,118	Accenture PLC	17,625,472	0.5
41,487 (1)	Adobe, Inc.	20,286,728	0.6
145,612 (1)	Advanced Micro Devices, Inc.	16,586,663	0.5
13,766 (1)	Akamai Technologies, Inc.	1,237,150	0.0
53,843	Amphenol Corp.	4,573,963	0.1

See Accompanying Notes to Financial Statements
68

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series S Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
45,774	Analog Devices, Inc.	$8,917,233	0.3
7,838 (1)	ANSYS, Inc.	2,588,656	0.1
1,337,214	Apple, Inc.	259,379,400	7.5
76,436	Applied Materials, Inc.	11,048,059	0.3
22,585 (1)	Arista Networks, Inc.	3,660,125	0.1
19,369 (1)	Autodesk, Inc.	3,963,091	0.1
37,708	Broadcom, Inc.	32,709,050	0.9
24,663 (1)	Cadence Design Systems, Inc.	5,783,967	0.2
12,227	CDW Corp.	2,243,654	0.1
370,443	Cisco Systems, Inc.	19,166,721	0.6
45,968	Cognizant Technology Solutions Corp.	3,000,791	0.1
69,200	Corning, Inc.	2,424,768	0.1
20,726 (1)	DXC Technology Co.	553,799	0.0
12,395 (1)	Enphase Energy, Inc.	2,075,915	0.1
5,237 (1)	EPAM Systems, Inc.	1,177,016	0.0
5,469 (1)	F5, Inc.	799,896	0.0
2,260 (1)	Fair Isaac Corp.	1,828,815	0.1
8,985 (1)	First Solar, Inc.	1,707,959	0.1
58,944 (1)	Fortinet, Inc.	4,455,577	0.1
7,137 (1)	Gartner, Inc.	2,500,162	0.1
51,370	Gen Digital, Inc.	952,914	0.0
117,204	Hewlett Packard Enterprise Co.	1,969,027	0.1
78,406	HP, Inc.	2,407,848	0.1
377,242	Intel Corp.	12,614,972	0.4
82,127	International Business Machines Corp.	10,989,414	0.3
25,374	Intuit, Inc.	11,626,113	0.3
29,238	Juniper Networks, Inc.	916,027	0.0
16,107 (1)	Keysight Technologies, Inc.	2,697,117	0.1
12,409	KLA Corp.	6,018,613	0.2
12,150	Lam Research Corp.	7,810,749	0.2
49,549	Microchip Technology, Inc.	4,439,095	0.1
98,981	Micron Technology, Inc.	6,246,691	0.2
672,496	Microsoft Corp.	229,011,788	6.6
4,075	Monolithic Power Systems, Inc.	2,201,437	0.1
15,169	Motorola Solutions, Inc.	4,448,764	0.1
19,346	NetApp, Inc.	1,478,034	0.0
223,680	Nvidia Corp.	94,621,114	2.7
23,492	NXP Semiconductor NV - NXPI - US	4,808,343	0.1
39,060 (1)	ON Semiconductor Corp.	3,694,295	0.1
139,183	Oracle Corp.	16,575,303	0.5
27,369 (1)	Palo Alto Networks, Inc.	6,993,053	0.2
9,612 (1)	PTC, Inc.	1,367,788	0.0
9,021 (1)	Qorvo, Inc.	920,413	0.0
100,755	Qualcomm, Inc.	11,993,875	0.4
9,641	Roper Technologies, Inc.	4,635,393	0.1
88,547 (1)	Salesforce, Inc.	18,706,439	0.5
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
17,418	Seagate Technology Holdings PLC	$1,077,652	0.0
18,427 (1)	ServiceNow, Inc.	10,355,421	0.3
14,357	Skyworks Solutions, Inc.	1,589,176	0.1
5,096 (1)	SolarEdge Technologies, Inc.	1,371,079	0.0
13,775 (1)	Synopsys, Inc.	5,997,773	0.2
28,500	TE Connectivity Ltd.	3,994,560	0.1
4,255 (1)	Teledyne Technologies, Inc.	1,749,273	0.1
14,032	Teradyne, Inc.	1,562,183	0.0
82,092	Texas Instruments, Inc.	14,778,202	0.4
22,407 (1)	Trimble, Inc.	1,186,227	0.0
3,792 (1)	Tyler Technologies, Inc.	1,579,254	0.1
8,191 (1)	VeriSign, Inc.	1,850,920	0.1
28,838 (1)	Western Digital Corp.	1,093,825	0.0
4,651 (1)	Zebra Technologies Corp.	1,375,905	0.0
		950,000,699	27.4
	Materials: 2.4%
20,090	Air Products & Chemicals, Inc.	6,017,558	0.2
10,612	Albemarle Corp.	2,367,431	0.1
133,083	Amcor PLC	1,328,168	0.0
7,294	Avery Dennison Corp.	1,253,109	0.0
28,449	Ball Corp.	1,656,016	0.1
9,052	Celanese Corp. - Series A	1,048,222	0.0
17,674	CF Industries Holdings, Inc.	1,226,929	0.0
64,367	Corteva, Inc.	3,688,229	0.1
63,972	Dow, Inc.	3,407,149	0.1
41,515	DuPont de Nemours, Inc.	2,965,832	0.1
10,810	Eastman Chemical Co.	905,013	0.0
22,404	Ecolab, Inc.	4,182,603	0.1
11,348	FMC Corp.	1,184,050	0.0
129,632	Freeport-McMoRan, Inc.	5,185,280	0.2
23,026	International Flavors & Fragrances, Inc.	1,832,639	0.1
31,389	International Paper Co.	998,484	0.0
44,281	Linde PLC	16,874,603	0.5
22,937	LyondellBasell Industries NV - Class A	2,106,305	0.1
5,605	Martin Marietta Materials, Inc.	2,587,772	0.1
30,037	Mosaic Co.	1,051,295	0.0
71,877	Newmont Corp.	3,066,273	0.1
22,722	Nucor Corp.	3,725,954	0.1
8,134	Packaging Corp. of America	1,074,989	0.0
21,292	PPG Industries, Inc.	3,157,604	0.1
13,032	Sealed Air Corp.	521,280	0.0
21,225	Sherwin-Williams Co.	5,635,662	0.2
14,524	Steel Dynamics, Inc.	1,582,099	0.0
12,034	Vulcan Materials Co.	2,712,945	0.1
23,165	WestRock Co.	673,407	0.0
		84,016,900	2.4

See Accompanying Notes to Financial Statements
69

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series S Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: 2.4%
14,225	Alexandria Real Estate Equities, Inc.	$1,614,395	0.1
42,151	American Tower Corp.	8,174,765	0.2
12,843	AvalonBay Communities, Inc.	2,430,795	0.1
12,851	Boston Properties, Inc.	740,089	0.0
9,656	Camden Property Trust	1,051,249	0.0
28,113 (1)	CBRE Group, Inc.	2,269,000	0.1
36,950 (1)	CoStar Group, Inc.	3,288,550	0.1
39,223	Crown Castle, Inc.	4,469,069	0.1
26,351	Digital Realty Trust, Inc.	3,000,588	0.1
8,459	Equinix, Inc.	6,631,348	0.2
30,843	Equity Residential	2,034,713	0.1
5,834	Essex Property Trust, Inc.	1,366,906	0.0
12,214	Extra Space Storage, Inc.	1,818,054	0.1
6,635	Federal Realty Investment Trust	642,069	0.0
49,380	Healthpeak Properties, Inc.	992,538	0.0
64,415	Host Hotels & Resorts, Inc.	1,084,104	0.0
52,577	Invitation Homes, Inc.	1,808,649	0.1
26,376	Iron Mountain, Inc.	1,498,684	0.0
56,066	Kimco Realty Corp.	1,105,622	0.0
10,551	Mid-America Apartment Communities, Inc.	1,602,275	0.0
83,522	ProLogis, Inc.	10,242,303	0.3
14,311	Public Storage, Inc.	4,177,095	0.1
60,889	Realty Income Corp.	3,640,553	0.1
13,874	Regency Centers Corp.	856,997	0.0
9,799	SBA Communications Corp.	2,271,016	0.1
29,574	Simon Property Group, Inc.	3,415,206	0.1
27,929	UDR, Inc.	1,199,830	0.0
36,123	Ventas, Inc.	1,707,534	0.1
90,827	VICI Properties, Inc.	2,854,693	0.1
44,954	Welltower, Inc.	3,636,329	0.1
66,297	Weyerhaeuser Co.	2,221,612	0.1
		83,846,630	2.4
	Utilities: 2.5%
60,537	AES Corp.	1,254,932	0.0
22,737	Alliant Energy Corp.	1,193,238	0.0
23,751	Ameren Corp.	1,939,744	0.1
46,560	American Electric Power Co., Inc.	3,920,352	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities (continued)
17,604	American Water Works Co., Inc.	$2,512,971	0.1
13,068	Atmos Energy Corp.	1,520,331	0.0
57,073	Centerpoint Energy, Inc.	1,663,678	0.0
26,379	CMS Energy Corp.	1,549,766	0.0
31,343	Consolidated Edison, Inc.	2,833,407	0.1
29,341	Constellation Energy Corp.	2,686,168	0.1
75,606	Dominion Energy, Inc.	3,915,635	0.1
18,641	DTE Energy Co.	2,050,883	0.1
69,701	Duke Energy Corp.	6,254,968	0.2
34,639	Edison International	2,405,679	0.1
19,124	Entergy Corp.	1,862,104	0.1
20,773	Evergy, Inc.	1,213,559	0.0
31,551	Eversource Energy	2,237,597	0.1
89,953	Exelon Corp.	3,664,685	0.1
49,219	FirstEnergy Corp.	1,913,635	0.1
183,007	NextEra Energy, Inc.	13,579,119	0.4
37,359	NiSource, Inc.	1,021,769	0.0
20,755	NRG Energy, Inc.	776,029	0.0
146,210 (1)	PG&E Corp.	2,526,509	0.1
10,192	Pinnacle West Capital Corp.	830,240	0.0
66,663	PPL Corp.	1,763,903	0.0
45,060	Public Service Enterprise Group, Inc.	2,821,207	0.1
28,458	Sempra Energy	4,143,200	0.1
98,621	Southern Co.	6,928,125	0.2
28,487	WEC Energy Group, Inc.	2,513,693	0.1
49,776	Xcel Energy, Inc.	3,094,574	0.1
		86,591,700	2.5
	Total Common Stock
	(Cost $3,069,016,691)	3,361,117,210	97.0
	Assets in Excess of Other Liabilities	104,407,884	3.0
	Net Assets	$3,465,525,094	100.0

ADR
American Depositary Receipt

(1)
Non-income producing security.

See Accompanying Notes to Financial Statements
70

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series S Portfolio	as of June 30, 2023 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Common Stock*	$3,361,117,210	$—	$—	$3,361,117,210
Total Investments, at fair value	$3,361,117,210	$—	$—	$3,361,117,210
Other Financial Instruments+
Futures	2,964,055	—	—	2,964,055
Total Assets	$3,364,081,265	$—	$—	$3,364,081,265

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2023, the following futures contracts were outstanding for Voya VACS Index Series S Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	455	09/15/23	$102,107,688	$2,964,055
			$102,107,688	$2,964,055
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2023 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$2,964,055
Total Asset Derivatives		$2,964,055

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2023 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$4,090,104
Total	$4,090,104
See Accompanying Notes to Financial Statements
71

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series S Portfolio	as of June 30, 2023 (Unaudited) (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$2,964,055
Total	$2,964,055
At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $3,069,016,691.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$422,147,749
Gross Unrealized Depreciation	(127,083,175)
Net Unrealized Appreciation	$295,064,574
See Accompanying Notes to Financial Statements
72

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series SC Portfolio	as of June 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.2%
	Communication Services: 2.4%
14,761 (1)	Advantage Solutions, Inc.	$34,541	0.0
4,808 (1)	AMC Networks, Inc.	57,456	0.0
2,847 (1)	Anterix, Inc.	90,221	0.0
9,124 (1)	AST SpaceMobile, Inc.	42,883	0.0
1,824	ATN International, Inc.	66,758	0.0
3,419 (1)	Bandwidth, Inc.	46,772	0.0
3,639 (1)	Boston Omaha Corp.	68,486	0.0
15,168 (1)	Bumble, Inc.	254,519	0.1
5,186 (1)	Cardlytics, Inc.	32,775	0.0
15,022 (1)	Cargurus, Inc.	339,948	0.1
10,169 (1)	Cars.com, Inc.	201,550	0.1
22,401 (1)	Charge Enterprises, Inc.	21,953	0.0
16,570 (1)	Cinemark Holdings, Inc.	273,405	0.1
55,520 (1)	Clear Channel Outdoor Holdings, Inc.	76,062	0.0
6,523	Cogent Communications Holdings, Inc.	438,933	0.1
12,223 (1)	Consolidated Communications Holdings, Inc.	46,814	0.0
235 (1)	Daily Journal Corp.	67,981	0.0
7,243 (1)	DHI Group, Inc.	27,741	0.0
5,429 (1)	EchoStar Corp.	94,139	0.0
10,058	Entravision Communications Corp.	44,155	0.0
11,560 (1)	Eventbrite, Inc.	110,398	0.0
3,500 (1)	EverQuote, Inc.	22,750	0.0
8,960 (1)	EW Scripps Co.	81,984	0.0
30,560 (1)	fuboTV, Inc.	63,565	0.0
22,309 (1)	Gannett Co., Inc.	50,195	0.0
104,755 (1)	Globalstar, Inc.	113,135	0.0
9,976 (1)	Gogo, Inc.	169,692	0.1
12,976	Gray Television, Inc.	102,251	0.0
6,413 (1)	Grindr, Inc.	35,464	0.0
2,514 (1)	IDT Corp.	64,987	0.0
16,204 (1)	iHeartMedia, Inc.	58,983	0.0
7,309 (1)	Imax Corp.	124,180	0.0
5,995 (1)	Integral Ad Science Holding Corp.	107,790	0.0
6,317	John Wiley & Sons, Inc.	214,967	0.1
24,040 (1)	Liberty Latin America Ltd.	207,225	0.1
3,630 (1)	Liberty Latin America Ltd. - Class A	31,762	0.0
7,390 (1)	Liberty Media Corp. - Liberty Braves C Tracking Stock	292,792	0.1
9,263 (1)	Lions Gate Entertainment Corp. - Class A	81,792	0.0
16,925 (1)	Lions Gate Entertainment Corp. - Class B	141,324	0.1
6,237 (1)	Loop Media, Inc.	14,906	0.0
151,429	Lumen Technologies, Inc.	342,230	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Communication Services (continued)
6,545 (1)	Madison Square Garden Entertainment Corp.	$220,043	0.1
20,196 (1)	Magnite, Inc.	275,675	0.1
4,039	Marcus Corp.	59,898	0.0
4,098 (1)	MediaAlpha, Inc.	42,250	0.0
22,406 (1)	Nextdoor Holdings, Inc.	73,044	0.0
3,888 (1)	Ooma, Inc.	58,203	0.0
7,177 (1)	Outbrain, Inc.	35,311	0.0
13,242 (1)	Playstudios, Inc.	65,018	0.0
6,714 (1)	PubMatic, Inc.	122,732	0.0
8,013 (1)	QuinStreet, Inc.	70,755	0.0
14,612 (1)	Quotient Technology, Inc.	56,110	0.0
12,758 (1)	Radius Global Infrastructure, Inc.	190,094	0.1
4,468	Scholastic Corp.	173,760	0.1
7,518	Shenandoah Telecommunications Co.	146,075	0.1
3,684	Shutterstock, Inc.	179,300	0.1
5,647	Sinclair, Inc.	78,042	0.0
3,974 (1)	Sphere Entertainment Co.	108,848	0.0
2,882	Spok Holdings, Inc.	38,302	0.0
16,451 (1)	Stagwell, Inc.	118,612	0.0
4,122 (1)	TechTarget, Inc.	128,318	0.1
33,806	TEGNA, Inc.	549,009	0.2
15,318	Telephone & Data Systems, Inc.	126,067	0.1
4,828 (1)	Thryv Holdings, Inc.	118,769	0.0
14,091 (1)	TrueCar, Inc.	31,846	0.0
23,111 (1)	Vimeo, Inc.	95,217	0.0
1 (1)	Vinco Ventures, Inc.	1	0.0
4,193 (1)	Vivid Seats, Inc.	33,209	0.0
7,982 (1)	WideOpenWest, Inc.	67,368	0.0
10,127 (1)	Yelp, Inc.	368,724	0.1
7,079 (1)	Ziff Davis, Inc.	495,955	0.1
10,798 (1)	ZipRecruiter, Inc.	191,772	0.1
		9,077,791	2.4
	Consumer Discretionary: 10.3%
4,372 (1)	1-800-Flowers.com, Inc.	34,102	0.0
12,028 (1)	2U, Inc.	48,473	0.0
5,036	Aaron’s Co., Inc./The	71,209	0.0
7,344 (1)	Abercrombie & Fitch Co. - Class A	276,722	0.1
11,360	Academy Sports & Outdoors, Inc.	614,008	0.2
9,159 (1)	Accel Entertainment, Inc.	96,719	0.0
4,956	Acushnet Holdings Corp.	270,994	0.1
14,277 (1)	Adient plc	547,095	0.2
6,825 (1)	Adtalem Global Education, Inc.	234,370	0.1
17,762 (1)	American Axle & Manufacturing Holdings, Inc.	146,892	0.0

See Accompanying Notes to Financial Statements
73

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series SC Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
27,386	American Eagle Outfitters, Inc.	$323,155	0.1
880 (1)	America’s Car-Mart, Inc.	87,806	0.0
14,987 (1)	AMMO, Inc.	31,922	0.0
13,679	Arko Corp.	108,748	0.0
3,310 (1)	Asbury Automotive Group, Inc.	795,790	0.2
4,961 (1)	Bally’s Corp.	77,193	0.0
19,026 (1)	BARK, Inc.	25,305	0.0
4,710 (1)	Beazer Homes USA, Inc.	133,246	0.0
3,526	Big 5 Sporting Goods Corp.	32,298	0.0
4,202	Big Lots, Inc.	37,104	0.0
3,700 (1)	BJ’s Restaurants, Inc.	117,660	0.0
13,142	Bloomin Brands, Inc.	353,388	0.1
1,760	Bluegreen Vacations Holding Corp.	62,744	0.0
4,460 (1)	Boot Barn Holdings, Inc.	377,717	0.1
4,660 (1)	Bowlero Corp.	54,242	0.0
6,568 (1)	Brinker International, Inc.	240,389	0.1
4,736	Buckle, Inc.	163,866	0.1
2,114	Build-A-Bear Workshop, Inc.	45,282	0.0
5,527	Caleres, Inc.	132,261	0.0
6,275	Camping World Holdings, Inc.	188,877	0.1
8,281 (1)	CarParts.com, Inc.	35,194	0.0
2,207	Carriage Services, Inc.	71,661	0.0
5,818 (1)	Carrols Restaurant Group, Inc.	29,323	0.0
14,488 (1)	Carvana Co.	375,529	0.1
1,319 (1)	Cavco Industries, Inc.	389,105	0.1
5,064 (1)	Century Casinos, Inc.	35,954	0.0
4,310	Century Communities, Inc.	330,232	0.1
7,297	Cheesecake Factory	252,330	0.1
18,000 (1)	Chegg, Inc.	159,840	0.1
19,546 (1)	Chico’s FAS, Inc.	104,571	0.0
1,928 (1)	Childrens Place, Inc./The	44,749	0.0
2,912 (1)	Chuy’s Holdings, Inc.	118,868	0.0
4,586	Clarus Corp.	41,916	0.0
3,530 (1)	ContextLogic, Inc.	23,227	0.0
2,615 (1)	Cooper-Standard Holdings, Inc.	37,290	0.0
19,521 (1)	Coursera, Inc.	254,163	0.1
3,303	Cracker Barrel Old Country Store, Inc.	307,774	0.1
7,283	Cricut, Inc.	88,853	0.0
19,302	Dana, Inc.	328,134	0.1
6,516 (1)	Dave & Buster’s Entertainment, Inc.	290,353	0.1
9,158 (1)	Denny’s Corp.	112,827	0.0
7,565	Designer Brands, Inc.	76,406	0.0
9,056 (1)	Destination XL Group, Inc.	44,374	0.0
556	Dillards, Inc.	181,412	0.1
2,353	Dine Brands Global, Inc.	136,545	0.0
3,994 (1)	Dorman Products, Inc.	314,847	0.1
3,728 (1)	Dream Finders Homes, Inc.	91,672	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
4,318 (1)	Duolingo, Inc.	$617,215	0.2
4,618	El Pollo Loco Holdings, Inc.	40,500	0.0
3,798	Ethan Allen Interiors, Inc.	107,407	0.0
5,152 (1)	European Wax Center, Inc.	95,982	0.0
13,338 (1)	Everi Holdings, Inc.	192,867	0.1
11,188 (1)	EVgo, Inc.	44,752	0.0
19,284 (1)	Figs, Inc.	159,479	0.1
29,645 (1)	Fisker, Inc.	167,198	0.1
12,297	Foot Locker, Inc.	333,372	0.1
8,391 (1)	Fossil Group, Inc.	21,565	0.0
6,419 (1)	Fox Factory Holding Corp.	696,526	0.2
3,594	Franchise Group, Inc.	102,932	0.0
12,366 (1)	Frontdoor, Inc.	394,475	0.1
5,500 (1)	Full House Resorts, Inc.	36,850	0.0
5,336 (1)	Funko, Inc.	57,736	0.0
1,884 (1)	Genesco, Inc.	47,175	0.0
5,005 (1)	Gentherm, Inc.	282,833	0.1
6,723 (1)	G-III Apparel Group Ltd.	129,552	0.0
5,321 (1)	Global Business Travel Group I	38,471	0.0
3,123 (1)	Golden Entertainment, Inc.	130,541	0.0
42,230 (1)	Goodyear Tire & Rubber Co.	577,706	0.2
21,001 (1)	GoPro, Inc.	86,944	0.0
556	Graham Holdings Co.	317,743	0.1
4,095 (1)	Green Brick Partners, Inc.	232,596	0.1
2,094	Group 1 Automotive, Inc.	540,461	0.2
9,292 (1)	GrowGeneration Corp.	31,593	0.0
4,825	Guess?, Inc.	93,846	0.0
52,437	Hanesbrands, Inc.	238,064	0.1
2,292	Haverty Furniture Cos., Inc.	69,264	0.0
3,603 (1)	Helen of Troy Ltd.	389,196	0.1
2,034	Hibbett, Inc.	73,814	0.0
12,479 (1)	Hilton Grand Vacations, Inc.	567,046	0.2
8,537 (1)	Holley, Inc.	34,916	0.0
776 (1)	Hovnanian Enterprises, Inc.	76,987	0.0
3,639 (1)	Inspired Entertainment, Inc.	53,530	0.0
3,559	Installed Building Products, Inc.	498,829	0.1
16,272	International Game Technology PLC	518,914	0.1
4,150 (1)	iRobot Corp.	187,787	0.1
3,165	Jack in the Box, Inc.	308,682	0.1
901	Johnson Outdoors, Inc.	55,366	0.0
11,367	KB Home	587,788	0.2
8,371	Kontoor Brands, Inc.	352,419	0.1
13,259	Krispy Kreme, Inc.	195,305	0.1
882 (1)	Kura Sushi USA, Inc.	81,982	0.0
2,703 (1)	Lands’ End, Inc.	20,975	0.0
6,530 (1)	Latham Group, Inc.	24,226	0.0
20,326	Laureate Education Inc. - Class A	245,741	0.1

See Accompanying Notes to Financial Statements
74

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series SC Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
6,655	La-Z-Boy, Inc.	$190,599	0.1
3,707	LCI Industries	468,417	0.1
1,753 (1)	Legacy Housing Corp.	40,652	0.0
26,722 (1)	Leslie’s, Inc.	250,920	0.1
3,100 (1)	LGI Homes, Inc.	418,159	0.1
6,709 (1)	Life Time Group Holdings, Inc.	131,966	0.0
13,947 (1)	Light & Wonder, Inc.	958,996	0.3
5,381 (1)	Lindblad Expeditions Holdings, Inc.	58,545	0.0
1,868 (1)	Livewire Group, Inc.	22,061	0.0
2,096 (1)	Lovesac Co/The	56,487	0.0
41,014 (1)	Luminar Technologies, Inc.	282,176	0.1
4,142 (1)	M/I Homes, Inc.	361,141	0.1
3,164 (1)	Malibu Boats, Inc.	185,600	0.1
3,453 (1)	MarineMax, Inc.	117,954	0.0
3,020 (1)	MasterCraft Boat Holdings, Inc.	92,563	0.0
8,689	MDC Holdings, Inc.	406,385	0.1
5,478	Meritage Homes Corp.	779,355	0.2
7,845 (1)	Modine Manufacturing Co.	259,042	0.1
2,139	Monarch Casino & Resort, Inc.	150,693	0.1
6,984 (1)	Mondee Holdings, Inc.	62,227	0.0
4,712	Monro, Inc.	191,449	0.1
2,490	Movado Group, Inc.	66,807	0.0
574	Nathan’s Famous, Inc.	45,082	0.0
11,610 (1)	National Vision Holdings, Inc.	282,007	0.1
8,905 (1)	Nerdy, Inc.	37,134	0.0
5,430 (1)	ODP Corp./The	254,233	0.1
3,959 (1)	ONE Group Hospitality, Inc./The	28,980	0.0
11,092 (1)	OneSpaWorld Holdings Ltd.	134,213	0.0
1,866 (1)	OneWater Marine, Inc.	67,624	0.0
6,746 (1)	Overstock.com, Inc.	219,717	0.1
2,279	Oxford Industries, Inc.	224,299	0.1
5,219	Papa Johns International, Inc.	385,319	0.1
3,315	Patrick Industries, Inc.	265,200	0.1
10,606 (1)	Perdoceo Education Corp.	130,136	0.0
3,213	PetMed Express, Inc.	44,307	0.0
5,770 (1)	PlayAGS, Inc.	32,600	0.0
6,398 (1)	Portillo’s, Inc.	144,147	0.0
4,230 (1)	Potbelly Corp.	37,139	0.0
9,764	Purple Innovation, Inc.	27,144	0.0
1,403	RCI Hospitality Holdings, Inc.	106,614	0.0
2,493 (1)	Red Robin Gourmet Burgers, Inc.	34,478	0.0
7,489	Red Rock Resorts, Inc.	350,335	0.1
8,029 (1)	Rent the Runway, Inc.	15,897	0.0
6,279 (1)	Revolve Group, Inc.	102,976	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
1,248	Rocky Brands, Inc.	$26,208	0.0
15,099 (1)	Rover Group, Inc.	74,136	0.0
9,953 (1)	Rush Street Interactive, Inc.	31,053	0.0
48,714 (1)	Sabre Corp.	155,398	0.1
16,134 (1)	Sally Beauty Holdings, Inc.	199,255	0.1
6,022 (1)	SeaWorld Entertainment, Inc.	337,292	0.1
5,672 (1)	Shake Shack, Inc.	440,828	0.1
2,639	Shoe Carnival, Inc.	61,964	0.0
6,698	Signet Jewelers Ltd.	437,111	0.1
10,803 (1)	Six Flags Entertainment Corp.	280,662	0.1
8,041 (1)	Skyline Champion Corp.	526,283	0.2
3,303 (1)	Sleep Number Corp.	90,106	0.0
7,330	Smith & Wesson Brands, Inc.	95,583	0.0
3,127 (1)	Snap One Holdings Corp.	36,430	0.0
23,598 (1)	Solid Power, Inc.	59,939	0.0
3,380 (1)	Solo Brands, Inc.	19,131	0.0
2,545	Sonic Automotive, Inc.	121,320	0.0
19,041 (1)	Sonos, Inc.	310,940	0.1
6,636 (1)	Sportsman’s Warehouse Holdings, Inc.	37,825	0.0
3,388	Standard Motor Products, Inc.	127,118	0.0
11,430	Steven Madden Ltd.	373,647	0.1
12,980 (1)	Stitch Fix, Inc.	49,973	0.0
4,069 (1)	Stoneridge, Inc.	76,701	0.0
3,431	Strategic Education, Inc.	232,759	0.1
6,402 (1)	Stride, Inc.	238,346	0.1
2,736	Sturm Ruger & Co., Inc.	144,899	0.0
21,026 (1)	Super Group SGHC Ltd.	60,975	0.0
14,501 (1)	Sweetgreen, Inc.	185,903	0.1
4,845 (1)	Target Hospitality Corp.	65,020	0.0
15,836 (1)	Taylor Morrison Home Corp.	772,322	0.2
11,299 (1)	ThredUp, Inc.	27,570	0.0
4,267 (1)	Tilly’s, Inc.	29,912	0.0
21,596 (1)	Topgolf Callaway Brands Corp.	428,681	0.1
5,566 (1)	Traeger, Inc.	23,656	0.0
15,210 (1)	Tri Pointe Homes, Inc.	499,801	0.1
12,925 (1)	Udemy, Inc.	138,685	0.0
5,812 (1)	Universal Technical Institute, Inc.	40,161	0.0
8,313	Upbound Group, Inc.	258,784	0.1
9,611 (1)	Urban Outfitters, Inc.	318,412	0.1
4,502 (1)	Vera Bradley, Inc.	28,768	0.0
8,559 (1)	Vista Outdoor, Inc.	236,828	0.1
4,196 (1)	Visteon Corp.	602,588	0.2
11,444 (1)	Vizio Holding Corp.	77,247	0.0
2,238 (1)	VOXX International Corp.	27,930	0.0
12,667 (1)	Warby Parker, Inc.	148,077	0.0
443	Winmark Corp.	147,284	0.0
4,484	Winnebago Industries	299,038	0.1

See Accompanying Notes to Financial Statements
75

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series SC Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
11,807	Wolverine World Wide, Inc.	$173,445	0.1
26,053 (1)	Workhorse Group, Inc.	22,708	0.0
8,481 (1)	WW International, Inc.	56,992	0.0
3,419 (1)	XPEL, Inc.	287,948	0.1
3,724 (1)	Xponential Fitness, Inc.	64,239	0.0
2,551 (1)	Zumiez, Inc.	42,500	0.0
		38,338,030	10.3
	Consumer Staples: 3.3%
4,842	Andersons, Inc.	223,458	0.1
10,777	B&G Foods, Inc.	150,016	0.0
12,548 (1)	Beauty Health Co/The	105,027	0.0
20,311 (1)	BellRing Brands, Inc.	743,383	0.2
28,769 (1)	Benson Hill, Inc.	37,400	0.0
9,029 (1)	Beyond Meat, Inc.	117,196	0.0
5,873 (1)	BRC, Inc.	30,305	0.0
2,660	Calavo Growers, Inc.	77,193	0.0
5,701	Cal-Maine Foods, Inc.	256,545	0.1
920 (1)	Central Garden & Pet Co. - CENT	35,668	0.0
6,629 (1)	Central Garden & Pet Co. - Class A - CENTA	241,693	0.1
5,362 (1)	Chefs’ Warehouse Holdings, Inc.	191,745	0.1
713	Coca-Cola Consolidated, Inc.	453,482	0.1
10,892	Dole PLC	147,260	0.0
6,777 (1)	Duckhorn Portfolio, Inc./The	87,898	0.0
7,774	Edgewell Personal Care Co.	321,144	0.1
7,563 (1)	elf Beauty, Inc.	863,921	0.2
10,764	Energizer Holdings, Inc.	361,455	0.1
5,269	Fresh Del Monte Produce, Inc.	135,466	0.0
13,371 (1)	Hain Celestial Group, Inc.	167,271	0.0
14,982 (1)	Herbalife Ltd.	198,362	0.1
6,870 (1)	HF Foods Group, Inc.	32,220	0.0
19,993 (1)	Hostess Brands, Inc.	506,223	0.1
2,251	Ingles Markets, Inc.	186,045	0.1
2,772	Inter Parfums, Inc.	374,858	0.1
2,273	J&J Snack Foods Corp.	359,952	0.1
1,449	John B Sanfilippo & Son, Inc.	169,924	0.1
2,975	Lancaster Colony Corp.	598,243	0.2
2,972	Limoneira Co.	46,244	0.0
1,669	Medifast, Inc.	153,815	0.0
2,373	MGP Ingredients, Inc.	252,202	0.1
7,726 (1)	Mission Produce, Inc.	93,639	0.0
3,585 (1)	National Beverage Corp.	173,335	0.1
2,335 (1)	Natures Sunshine Prods, Inc.	31,873	0.0
7,348	Nu Skin Enterprises, Inc.	243,954	0.1
790	Oil-Dri Corp. of America	46,602	0.0
3,929	Pricesmart, Inc.	290,982	0.1
23,721	Primo Water Corp.	297,461	0.1
880 (1)	Seneca Foods Corp.	28,758	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples (continued)
13,652 (1)	Simply Good Foods Co/The	$499,527	0.1
6,115 (1)	Sovos Brands, Inc.	119,609	0.0
5,465	SpartanNash Co.	123,017	0.0
15,770 (1)	Sprouts Farmers Market, Inc.	579,232	0.2
14,522 (1)	SunOpta, Inc.	97,152	0.0
7,773 (1)	TreeHouse Foods, Inc.	391,604	0.1
2,756	Turning Point Brands, Inc.	66,172	0.0
8,850 (1)	United Natural Foods, Inc.	173,018	0.1
3,759	Universal Corp.	187,724	0.1
1,888 (1)	USANA Health Sciences, Inc.	119,020	0.0
10,997	Utz Brands, Inc.	179,911	0.1
22,287	Vector Group Ltd.	285,496	0.1
4,414 (1)	Vita Coco Co., Inc./The	118,604	0.0
4,703 (1)	Vital Farms, Inc.	56,389	0.0
3,345 (1)	Waldencast plc	25,857	0.0
2,044	WD-40 Co.	385,601	0.1
2,577	Weis Markets, Inc.	165,469	0.0
4,638 (1)	Westrock Coffee Co.	50,415	0.0
4,038 (1)	Zevia PBC	17,404	0.0
		12,473,439	3.3
	Energy: 6.6%
5,908 (1)	Amplify Energy Corp.	39,997	0.0
2,748	Arch Resources, Inc.	309,864	0.1
21,219	Archrock, Inc.	217,495	0.1
6,619	Ardmore Shipping Corp.	81,745	0.0
2,578	Atlas Energy Solutions, Inc.	44,754	0.0
12,627	Berry Corp.	86,874	0.0
34,754 (1)	Borr Drilling Ltd.	261,698	0.1
3,622 (1)	Bristow Group, Inc.	104,060	0.0
9,695	Cactus, Inc.	410,292	0.1
11,034	California Resources Corp.	499,730	0.1
9,171 (1)	Callon Petroleum Co.	321,627	0.1
1,875 (1)	Centrus Energy Corp.	61,050	0.0
30,006	ChampionX Corp.	931,386	0.3
6,255	Chord Energy Corp.	962,019	0.3
10,616	Civitas Resources, Inc.	736,432	0.2
26,441 (1)	Clean Energy Fuels Corp.	131,147	0.0
25,085 (1)	CNX Resources Corp.	444,506	0.1
14,047	Comstock Resources, Inc.	162,945	0.1
5,162	CONSOL Energy, Inc.	350,035	0.1
7,107	Core Laboratories, Inc.	165,238	0.1
6,518	Crescent Energy Co.	67,918	0.0
4,593	CVR Energy, Inc.	137,606	0.0
10,310	Delek US Holdings, Inc.	246,924	0.1
7,577 (1)	Denbury, Inc.	653,592	0.2
21,091	DHT Holdings, Inc.	179,906	0.1
15,457 (1)	Diamond Offshore Drilling, Inc.	220,108	0.1
3,123 (1)	DMC Global, Inc.	55,464	0.0
4,954	Dorian L.P.G Ltd.	127,070	0.0

See Accompanying Notes to Financial Statements
76

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series SC Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy (continued)
5,244 (1)	Dril-Quip, Inc.	$122,028	0.0
8,605 (1)	Earthstone Energy, Inc.	122,965	0.0
22,416 (1)	Encore Energy Corp.	54,023	0.0
23,844 (1)	Energy Fuels, Inc./Canada	148,787	0.0
4,648	Enviva, Inc.	50,431	0.0
65,903	Equitrans Midstream Corp.	630,033	0.2
5,308	Evolution Petroleum Corp.	42,836	0.0
2,954	Excelerate Energy, Inc.	60,055	0.0
13,431 (1)	Expro Group Holdings NV	237,997	0.1
4,490	FLEX LNG Ltd.	137,080	0.0
1,685 (1)	Forum Energy Technologies, Inc.	43,119	0.0
35,391 (1)	Gevo, Inc.	53,794	0.0
15,317	Golar LNG Ltd.	308,944	0.1
4,278	Granite Ridge Resources, Inc.	28,363	0.0
8,757 (1)	Green Plains, Inc.	282,326	0.1
1,575 (1)	Gulfport Energy Corp.	165,485	0.1
3,654 (1)	Hallador Energy Co.	31,315	0.0
22,127 (1)	Helix Energy Solutions Group, Inc.	163,297	0.1
15,105	Helmerich & Payne, Inc.	535,472	0.2
6,308	International Seaways, Inc.	241,218	0.1
3,083	Kinetik Holdings, Inc.	108,337	0.0
2,049 (1)	KLX Energy Services Holdings, Inc.	19,937	0.0
68,795 (1)	Kosmos Energy Ltd.	412,082	0.1
25,495	Liberty Energy, Inc.	340,868	0.1
27,246	Magnolia Oil & Gas Corp.	569,441	0.2
3,909 (1)	Mammoth Energy Services, Inc.	18,880	0.0
17,008	Matador Resources Co.	889,859	0.2
22,225	Murphy Oil Corp.	851,217	0.2
1,372 (1)	Nabors Industries Ltd.	127,637	0.0
724	Nacco Industries, Inc.	25,094	0.0
13,570 (1)	Newpark Resources, Inc.	70,971	0.0
4,896 (1)	NextDecade Corp.	40,196	0.0
29,108 (1)	NexTier Oilfield Solutions, Inc.	260,225	0.1
16,210 (1)	Noble Corp. PLC	669,635	0.2
31,871	Nordic American Tankers Ltd.	116,967	0.0
11,177	Northern Oil and Gas, Inc.	383,595	0.1
15,191 (1)	Oceaneering International, Inc.	284,072	0.1
9,790 (1)	Oil States International, Inc.	73,131	0.0
9,929 (1)	Overseas Shipholding Group, Inc.	41,404	0.0
8,320 (1)	Par Pacific Holdings, Inc.	221,395	0.1
31,737	Patterson-UTI Energy, Inc.	379,892	0.1
17,656	PBF Energy, Inc.	722,837	0.2
18,760	Peabody Energy Corp.	406,342	0.1
38,149	Permian Resources Corp.	418,113	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy (continued)
3,586 (1)	ProFrac Holding Corp.	$40,020	0.0
14,838 (1)	ProPetro Holding Corp.	122,265	0.0
2,516 (1)	REX American Resources Corp.	87,582	0.0
1,448	Riley Exploration Permian, Inc.	51,723	0.0
12,557	RPC, Inc.	89,783	0.0
5,080	SandRidge Energy, Inc.	77,470	0.0
7,959	Scorpio Tankers, Inc.	375,904	0.1
4,108 (1)	SEACOR Marine Holdings, Inc.	46,954	0.0
7,675 (1)	Seadrill Ltd.	316,747	0.1
13,116	Select Water Solutions, Inc.	106,240	0.0
18,058	SFL Corp. Ltd.	168,481	0.1
2,691 (1)	SilverBow Resources, Inc.	78,362	0.0
12,231	Sitio Royalties Corp.	321,308	0.1
17,920	SM Energy Co.	566,810	0.2
5,361	Solaris Oilfield Infrastructure, Inc.	44,657	0.0
16,801 (1)	Talos Energy, Inc.	233,030	0.1
11,034 (1)	Teekay Corp.	66,645	0.0
3,639	Teekay Tankers Ltd.	139,119	0.0
81,502 (1)	Tellurian, Inc.	114,918	0.0
19,618 (1)	Tetra Technologies, Inc.	66,309	0.0
7,190 (1)	Tidewater, Inc.	398,614	0.1
55,596 (1)	Uranium Energy Corp.	189,026	0.1
11,596 (1)	US Silica Holdings, Inc.	140,659	0.0
16,354	Vaalco Energy, Inc.	61,491	0.0
9,220 (1)	Valaris Ltd.	580,215	0.2
10,126 (1)	Vertex Energy, Inc.	63,287	0.0
2,626 (1)	Vital Energy, Inc.	118,564	0.0
3,849	Vitesse Energy, Inc.	86,218	0.0
14,443 (1)	W&T Offshore, Inc.	55,894	0.0
10,776 (1)	Weatherford International PLC	715,742	0.2
9,287	World Kinect Corp.	192,055	0.1
		24,639,269	6.6
	Financials: 14.7%
2,885	1st Source Corp.	120,968	0.0
1,539	ACNB Corp.	51,049	0.0
2,815	AFC Gamma, Inc.	35,047	0.0
3,083	Alerus Financial Corp.	55,432	0.0
3,229 (1)	AlTi Global, Inc.	24,734	0.0
3,122	Amalgamated Financial Corp.	50,233	0.0
2,947	A-Mark Precious Metals, Inc.	110,321	0.0
7,312 (1)	Ambac Financial Group, Inc.	104,123	0.0
4,745	Amerant Bancorp, Inc.	81,567	0.0
11,630	American Equity Investment Life Holding Co.	606,039	0.2
1,997	American National Bankshares, Inc.	57,873	0.0

See Accompanying Notes to Financial Statements
77

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series SC Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
9,888	Ameris Bancorp.	$338,268	0.1
3,178	Amerisafe, Inc.	169,451	0.1
21,948	Apollo Commercial Real Estate Finance, Inc.	248,451	0.1
26,608	Arbor Realty Trust, Inc.	394,331	0.1
8,487	Ares Commercial Real Estate Corp.	86,143	0.0
5,004	Argo Group International Holdings Ltd.	148,168	0.0
28,446	ARMOUR Residential REIT, Inc.	151,617	0.1
2,732	Arrow Financial Corp.	55,022	0.0
9,002	Artisan Partners Asset Management, Inc.	353,869	0.1
3,891 (1)	AssetMark Financial Holdings, Inc.	115,407	0.0
22,595	Associated Banc-Corp.	366,717	0.1
11,336	Atlantic Union Bankshares Corp.	294,169	0.1
837 (1)	Atlanticus Holdings Corp.	35,162	0.0
6,226 (1)	Avantax, Inc.	139,338	0.0
22,398 (1)	AvidXchange Holdings, Inc.	232,491	0.1
8,563 (1)	Axos Financial, Inc.	337,725	0.1
2,850	B. Riley Financial, Inc.	131,043	0.0
8,993	Banc of California, Inc.	104,139	0.0
3,371	Bancfirst Corp.	310,132	0.1
4,553	Banco Latinoamericano de Comercio Exterior SA	100,439	0.0
8,239 (1)	Bancorp, Inc.	269,003	0.1
1,526	Bank First Corp.	126,963	0.0
5,843	Bank of Hawaii Corp.	240,907	0.1
2,807	Bank of Marin Bancorp	49,600	0.0
7,634	Bank of NT Butterfield & Son Ltd.	208,866	0.1
11,322	BankUnited, Inc.	243,989	0.1
5,172	Banner Corp.	225,861	0.1
2,636	Bar Harbor Bankshares	64,951	0.0
6,979	Berkshire Hills Bancorp, Inc.	144,675	0.0
47,993	BGC Partners, Inc.	212,609	0.1
25,056	Blackstone Mortgage Trust, Inc.	521,415	0.1
4,744 (1)	Blue Foundry Bancorp	47,962	0.0
7,373	Bread Financial Holdings, Inc.	231,438	0.1
4,003 (1)	Bridgewater Bancshares, Inc.	39,430	0.0
5,454	Brightsphere Investment Group, Inc.	114,261	0.0
19,069	BrightSpire Capital, Inc.	128,334	0.0
13,747	Brookline Bancorp, Inc.	120,149	0.0
9,156 (1)	BRP Group, Inc.	226,886	0.1
1,043	Burke & Herbert Financial Services Corp.	66,961	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
4,465	Business First Bancshares, Inc.	$67,288	0.0
4,610	Byline Bancorp, Inc.	83,395	0.0
27,276	Cadence Bank	535,701	0.2
1,287	Cambridge Bancorp	69,897	0.0
2,663	Camden National Corp.	82,473	0.0
10,778 (1)	Cannae Holdings, Inc.	217,823	0.1
9,253 (1)	Cantaloupe, Inc.	73,654	0.0
2,561	Capital City Bank Group, Inc.	78,469	0.0
20,496	Capitol Federal Financial, Inc.	126,460	0.0
3,849	Capstar Financial Holdings, Inc.	47,227	0.0
4,526 (1)	Carter Bankshares, Inc.	66,939	0.0
2,194	Cass Information Systems, Inc.	85,083	0.0
10,567	Cathay General Bancorp.	340,152	0.1
4,507	Central Pacific Financial Corp.	70,805	0.0
2,916	Chicago Atlantic Real Estate Finance, Inc.	44,177	0.0
34,581	Chimera Investment Corp.	199,532	0.1
2,833	Citizens & Northern Corp.	54,677	0.0
725	Citizens Financial Services, Inc.	53,991	0.0
2,370	City Holding Co.	213,276	0.1
2,979	Civista Bancshares, Inc.	51,835	0.0
14,176	Claros Mortgage Trust, Inc.	160,756	0.1
3,955	CNB Financial Corp.	69,806	0.0
17,369	CNO Financial Group, Inc.	411,124	0.1
1,777 (1)	Coastal Financial Corp./WA	66,904	0.0
3,927	Cohen & Steers, Inc.	227,727	0.1
5,216 (1)	Columbia Financial, Inc.	90,185	0.0
8,020	Community Bank System, Inc.	375,978	0.1
2,736	Community Trust Bancorp, Inc.	97,319	0.0
9,642	Compass Diversified Holdings	209,135	0.1
6,325	ConnectOne Bancorp, Inc.	104,932	0.0
7,845 (1)	CrossFirst Bankshares, Inc.	78,450	0.0
4,433 (1)	Customers Bancorp, Inc.	134,143	0.0
19,956	CVB Financial Corp.	265,016	0.1
530	Diamond Hill Investment Group, Inc.	90,789	0.0
5,497	Dime Community Bancshares, Inc.	96,912	0.0
3,871 (1)	Donnelley Financial Solutions, Inc.	176,247	0.1
7,895	Dynex Capital, Inc.	99,398	0.0
4,950	Eagle Bancorp, Inc.	104,742	0.0
23,484	Eastern Bankshares, Inc.	288,149	0.1
3,634 (1)	eHealth, Inc.	29,217	0.0
9,688	Ellington Financial, Inc.	133,694	0.0

See Accompanying Notes to Financial Statements
78

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series SC Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
4,371	Employers Holdings, Inc.	$163,519	0.1
5,182	Enact Holdings, Inc.	130,224	0.0
3,568 (1)	Encore Capital Group, Inc.	173,476	0.1
4,592 (1)	Enova International, Inc.	243,927	0.1
1,797 (1)	Enstar Group Ltd.	438,899	0.1
1,962	Enterprise Bancorp, Inc./MA	56,780	0.0
5,665	Enterprise Financial Services Corp.	221,501	0.1
2,777	Equity Bancshares, Inc.	63,260	0.0
1,225	Esquire Financial Holdings, Inc.	56,031	0.0
15,752	Essent Group Ltd.	737,194	0.2
9,774	EVERTEC, Inc.	359,976	0.1
2,838	F&G Annuities & Life, Inc.	70,326	0.0
2,391	Farmers & Merchants Bancorp, Inc./Archbold OH	53,821	0.0
6,414	Farmers National Banc Corp.	79,341	0.0
5,561	FB Financial Corp.	155,986	0.1
1,447	Federal Agricultural Mortgage Corp.	207,992	0.1
915	Fidelity D&D Bancorp, Inc.	44,460	0.0
8,722 (1)	Finance Of America Cos, Inc.	16,659	0.0
2,867	Financial Institutions, Inc.	45,127	0.0
2,285	First Bancorp, Inc./The	55,617	0.0
27,065	First BanCorp. Puerto Rico	330,734	0.1
6,164	First BanCorp. Southern Pines NC	183,379	0.1
4,978	First Bancshares, Inc./The	128,631	0.0
3,500	First Bank/Hamilton NJ	36,330	0.0
8,486	First Busey Corp.	170,569	0.1
15,778	First Commonwealth Financial Corp.	199,592	0.1
3,288	First Community Bancshares, Inc.	97,752	0.0
14,517	First Financial Bancorp.	296,727	0.1
19,645	First Financial Bankshares, Inc.	559,686	0.2
2,369	First Financial Corp.	76,921	0.0
7,637	First Foundation, Inc.	30,319	0.0
13,298	First Interstate Bancsystem, Inc.	317,024	0.1
9,108	First Merchants Corp.	257,119	0.1
3,467	First Mid Bancshares, Inc.	83,693	0.0
4,217	First of Long Island Corp.	50,688	0.0
5,697	FirstCash Holdings, Inc.	531,701	0.2
2,314	Five Star Bancorp	51,764	0.0
4,650	Flushing Financial Corp.	57,148	0.0
14,354 (1)	Flywire Corp.	445,548	0.1
8,891 (1)	Focus Financial Partners, Inc.	466,866	0.1
16,912 (1)	Forge Global Holdings, Inc.	41,096	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
13,080	Franklin BSP Realty Trust, Inc.	$185,213	0.1
24,110	Fulton Financial Corp.	287,391	0.1
7,724	GCM Grosvenor, Inc.	58,239	0.0
74,778 (1)	Genworth Financial, Inc.	373,890	0.1
4,866	German American Bancorp, Inc.	132,258	0.0
16,743	Glacier Bancorp., Inc.	521,879	0.1
3,232 (1)	Goosehead Insurance, Inc.	203,260	0.1
9,966	Granite Point Mortgage Trust, Inc.	52,820	0.0
1,825	Great Southern Bancorp., Inc.	92,582	0.0
7,258 (1)	Green Dot Corp.	136,015	0.0
1,267	Greene County Bancorp, Inc.	37,757	0.0
5,369	Hamilton Lane, Inc.	429,413	0.1
12,983	Hancock Whitney Corp.	498,288	0.1
5,432	Hanmi Financial Corp.	81,100	0.0
15,530	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	388,250	0.1
7,426	HarborOne Bancorp, Inc.	64,458	0.0
1,030	HCI Group, Inc.	63,633	0.0
6,562	Heartland Financial USA, Inc.	182,883	0.1
9,670	Heritage Commerce Corp.	80,068	0.0
5,915	Heritage Financial Corp.	95,646	0.0
7,667	Hilltop Holdings, Inc.	241,204	0.1
254	Hingham Institution for Savings	54,148	0.0
1,838 (1)	Hippo Holdings, Inc.	30,382	0.0
1,689	Home Bancorp, Inc.	56,092	0.0
28,571	Home Bancshares, Inc./ Conway AR	651,419	0.2
2,997	HomeTrust Bancshares, Inc.	62,607	0.0
17,702	Hope Bancorp, Inc.	149,051	0.0
6,373	Horace Mann Educators Corp.	189,023	0.1
7,075	Horizon Bancorp, Inc.	73,651	0.0
3,680 (1)	I3 Verticals, Inc.	84,125	0.0
6,815	Independent Bank Corp.	303,336	0.1
3,850	Independent Bank Corp. Michigan	65,296	0.0
5,446	Independent Bank Group, Inc.	188,050	0.1
8,220	International Bancshares Corp.	363,324	0.1
5,103 (1)	International Money Express, Inc.	125,177	0.0
6,186	Invesco Mortgage Capital, Inc.	70,953	0.0
12,109	Jackson Financial, Inc.	370,656	0.1
5,991	James River Group Holdings Ltd.	109,396	0.0
2,198	John Marshall Bancorp, Inc.	44,158	0.0
9,719	Kearny Financial Corp./MD	68,519	0.0

See Accompanying Notes to Financial Statements
79

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series SC Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
8,748	KKR Real Estate Finance Trust, Inc.	$106,463	0.0
18,514	Ladder Capital Corp.	200,877	0.1
10,273	Lakeland Bancorp, Inc.	137,555	0.0
3,819	Lakeland Financial Corp.	185,298	0.1
7,543 (1)	Lemonade, Inc.	127,100	0.0
16,075 (1)	LendingClub Corp.	156,731	0.1
1,636 (1)	LendingTree, Inc.	36,172	0.0
5,118	Live Oak Bancshares, Inc.	134,655	0.0
16,239 (1)	Maiden Holdings Ltd.	34,102	0.0
73,616 (1)	Marqeta, Inc.	358,510	0.1
7,420 (1)	MBIA, Inc.	64,109	0.0
2,994	Mercantile Bank Corp.	82,694	0.0
2,856	Merchants Bancorp/IN	73,056	0.0
4,126	Mercury General Corp.	124,894	0.0
3,603	Metrocity Bankshares, Inc.	64,458	0.0
1,639 (1)	Metropolitan Bank Holding Corp.	56,922	0.0
15,079	MFA Financial, Inc.	169,488	0.1
2,732	Mid Penn Bancorp, Inc.	60,323	0.0
1,564	Middlefield Banc Corp.	41,915	0.0
3,869	Midland States Bancorp, Inc.	77,032	0.0
2,634	MidWestOne Financial Group, Inc.	56,289	0.0
9,847	Moelis & Co.	446,463	0.1
10,278 (1)	Mr Cooper Group, Inc.	520,478	0.1
2,059	MVB Financial Corp.	43,404	0.0
5,685	National Bank Holdings Corp.	165,092	0.1
363	National Western Life Group, Inc.	150,848	0.0
14,342	Navient Corp.	266,474	0.1
6,468	NBT Bancorp., Inc.	206,006	0.1
2,342	Nelnet, Inc.	225,956	0.1
5,126 (1)	NerdWallet, Inc.	48,236	0.0
14,568	New York Mortgage Trust, Inc.	144,515	0.0
3,527	NewtekOne, Inc.	56,079	0.0
2,039	Nicolet Bankshares, Inc.	138,468	0.0
12,625 (1)	NMI Holdings, Inc.	325,977	0.1
1,379	Northeast Bank	57,463	0.0
8,279	Northfield Bancorp, Inc.	90,903	0.0
19,590	Northwest Bancshares, Inc.	207,654	0.1
1,442	Norwood Financial Corp.	42,582	0.0
9,266	OceanFirst Financial Corp.	144,735	0.0
1,123 (1)	Ocwen Financial Corp.	33,656	0.0
7,557	OFG Bancorp	197,087	0.1
43,967	Old National Bancorp.	612,900	0.2
7,268	Old Second Bancorp, Inc.	94,920	0.0
15,325 (1)	Open Lending Corp.	161,066	0.1
979	Orange County Bancorp, Inc.	36,223	0.0
6,108	Orchid Island Capital, Inc.	63,218	0.0
4,745	Origin Bancorp, Inc.	139,028	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
23,279 (1)	Oscar Health, Inc.	$187,629	0.1
6,680	P10, Inc.	75,484	0.0
14,184	Pacific Premier Bancorp, Inc.	293,325	0.1
17,817	PacWest Bancorp	145,209	0.0
29,861 (1)	Pagseguro Digital Ltd.	281,888	0.1
3,740 (1)	Palomar Holdings, Inc.	217,070	0.1
2,221	Park National Corp.	227,253	0.1
4,325	Pathward Financial, Inc.	200,507	0.1
8,127	Patria Investments Ltd.	116,216	0.0
39,798 (1)	Payoneer Global, Inc.	191,428	0.1
4,896 (1)	Paysafe Ltd.	49,401	0.0
3,224	Peapack-Gladstone Financial Corp.	87,306	0.0
3,936	PennyMac Financial Services, Inc.	276,740	0.1
14,562	Pennymac Mortgage Investment Trust	196,296	0.1
5,503	Peoples Bancorp., Inc.	146,105	0.0
1,305	Peoples Financial Services Corp.	57,146	0.0
6,442	Perella Weinberg Partners	53,662	0.0
2,613	Piper Sandler Cos	337,756	0.1
3,682	PJT Partners, Inc.	256,414	0.1
1,075	Plumas Bancorp	38,367	0.0
6,020 (1)	PRA Group, Inc.	137,557	0.0
2,363	Preferred Bank/Los Angeles CA	129,941	0.0
6,147	Premier Financial Corp.	98,475	0.0
4,664	Primis Financial Corp.	39,271	0.0
8,735	ProAssurance Corp.	131,811	0.0
7,090 (1)	PROG Holdings, Inc.	227,731	0.1
11,653	Provident Financial Services, Inc.	190,410	0.1
2,785	QCR Holdings, Inc.	114,269	0.0
23,387	Radian Group, Inc.	591,223	0.2
23,520	Ready Capital Corp.	265,306	0.1
901	Red River Bancshares, Inc.	44,275	0.0
18,457	Redwood Trust, Inc.	117,571	0.0
1,414	Regional Management Corp.	43,127	0.0
12,963 (1)	Remitly Global, Inc.	243,964	0.1
8,508	Renasant Corp.	222,314	0.1
13,051 (1)	Repay Holdings Corp.	102,189	0.0
1,678	Republic Bancorp., Inc.	71,315	0.0
6,231	S&T Bancorp, Inc.	169,421	0.1
2,258	Safety Insurance Group, Inc.	161,944	0.1
6,906	Sandy Spring Bancorp, Inc.	156,628	0.1
4,008	Sculptor Capital Management, Inc.	35,391	0.0
12,666	Seacoast Banking Corp. of Florida	279,919	0.1
9,164	Selective Insurance Group	879,286	0.2

See Accompanying Notes to Financial Statements
80

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series SC Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
21,291 (1)	Selectquote, Inc.	$41,517	0.0
7,703	ServisFirst Bancshares, Inc.	315,207	0.1
19,155	Simmons First National Corp.	330,424	0.1
14,611 (1)	SiriusPoint Ltd.	131,937	0.0
1,625 (1)	Skyward Specialty Insurance Group, Inc.	41,275	0.0
3,210	SmartFinancial, Inc.	69,047	0.0
1,512 (1)	Southern First Bancshares, Inc.	37,422	0.0
1,544	Southern Missouri Bancorp, Inc.	59,367	0.0
4,970	Southside Bancshares, Inc.	130,015	0.0
11,356	SouthState Corp.	747,225	0.2
7,651	Stellar Bancorp, Inc.	175,131	0.1
8,227	StepStone Group, Inc.	204,112	0.1
4,154	Stewart Information Services Corp.	170,896	0.1
4,352	Stock Yards Bancorp, Inc.	197,450	0.1
43,900 (1)	StoneCo Ltd.	559,286	0.2
2,713 (1)	StoneX Group, Inc.	225,396	0.1
7,192 (1)	Texas Capital Bancshares, Inc.	370,388	0.1
2,441 (1)	Third Coast Bancshares, Inc.	38,739	0.0
4,376	Tiptree Financial, Inc.	65,684	0.0
2,361	Tompkins Financial Corp.	131,508	0.0
10,983	TowneBank/Portsmouth VA	255,245	0.1
10,895	TPG RE Finance Trust, Inc.	80,732	0.0
4,932	Trico Bancshares	163,742	0.1
3,505 (1)	Triumph Financial, Inc.	212,824	0.1
5,974 (1)	Trupanion, Inc.	117,568	0.0
3,477	TrustCo Bank Corp. NY	99,477	0.0
9,457	Trustmark Corp.	199,732	0.1
14,347	Two Harbors Investment Corp.	199,136	0.1
6,641	UMB Financial Corp.	404,437	0.1
19,601	United Bankshares, Inc.	581,562	0.2
17,373	United Community Banks, Inc./GA	434,151	0.1
3,672	United Fire Group, Inc.	83,207	0.0
3,034 (1)	United Insurance Holdings Corp.	13,532	0.0
4,094	Universal Insurance Holdings, Inc.	63,170	0.0
5,089	Univest Financial Corp.	92,009	0.0
10,838 (1)	Upstart Holdings, Inc.	388,109	0.1
64,125	Valley National Bancorp	496,969	0.1
8,011	Veritex Holdings, Inc.	143,637	0.0
3,942	Victory Capital Holdings, Inc.	124,331	0.0
1,028	Virtus Investment Partners, Inc.	202,999	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
4,717	Walker & Dunlop, Inc.	$373,067	0.1
9,885	Washington Federal, Inc.	262,150	0.1
2,954	Washington Trust Bancorp, Inc.	79,197	0.0
3,513	Waterstone Financial, Inc.	50,903	0.0
8,819	WesBanco, Inc.	225,855	0.1
3,095	West BanCorp, Inc.	56,979	0.0
4,059	Westamerica Bancorp.	155,460	0.1
22,366	WisdomTree, Inc.	153,431	0.1
581 (1)	World Acceptance Corp.	77,860	0.0
9,301	WSFS Financial Corp.	350,834	0.1
		54,661,163	14.7
	Health Care: 16.4%
40,559 (1)	23andMe Holding Co.	70,978	0.0
7,609 (1)	2seventy bio, Inc.	77,003	0.0
4,784 (1)	4D Molecular Therapeutics, Inc.	86,447	0.0
9,350 (1)	89bio, Inc.	177,183	0.1
3,105 (1)	Aadi Bioscience, Inc.	21,238	0.0
18,218 (1)	Acadia Pharmaceuticals, Inc.	436,321	0.1
9,958 (1)	Accolade, Inc.	134,134	0.0
14,659 (1)	Accuray, Inc.	56,730	0.0
10,602 (1)	Aclaris Therapeutics, Inc.	109,943	0.0
1,330 (1)	Acrivon Therapeutics, Inc.	17,237	0.0
4,159 (1)	Actinium Pharmaceuticals, Inc.	30,860	0.0
11,364 (1)	AdaptHealth Corp.	138,300	0.1
17,057 (1)	Adaptive Biotechnologies Corp.	114,452	0.0
2,385 (1)	Addus HomeCare Corp.	221,090	0.1
4,716 (1)	Adicet Bio, Inc.	11,460	0.0
31,898 (1)	ADMA Biologics, Inc.	117,704	0.0
1,607 (1)	Aerovate Therapeutics, Inc.	27,560	0.0
51,868 (1)	Agenus, Inc.	82,989	0.0
4,573 (1)	Agiliti, Inc.	75,455	0.0
8,383 (1)	Agios Pharmaceuticals, Inc.	237,407	0.1
6,792 (1)	Akero Therapeutics, Inc.	317,119	0.1
2,996 (1)	Akoya Biosciences, Inc.	22,140	0.0
7,094 (1)	Aldeyra Therapeutics, Inc.	59,519	0.0
9,541 (1)	Alector, Inc.	57,341	0.0
13,279 (1)	Alignment Healthcare, Inc.	76,354	0.0
24,960 (1)	Alkermes PLC	781,248	0.2
10,304 (1)	Allakos, Inc.	44,925	0.0
12,168 (1)	Allogene Therapeutics, Inc.	60,475	0.0
6,516 (1)	Allovir, Inc.	22,154	0.0
11,651 (1)	Alphatec Holdings, Inc.	209,485	0.1
4,986 (1)	Alpine Immune Sciences, Inc.	51,256	0.0
7,461 (1)	Altimmune, Inc.	26,337	0.0

See Accompanying Notes to Financial Statements
81

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series SC Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
3,618 (1)	ALX Oncology Holdings, Inc.	$27,171	0.0
37,140 (1)	American Well Corp.	77,994	0.0
42,271 (1)	Amicus Therapeutics, Inc.	530,924	0.2
6,169 (1)	AMN Healthcare Services, Inc.	673,161	0.2
18,537 (1)	Amneal Pharmaceuticals, Inc.	57,465	0.0
5,784 (1)	Amphastar Pharmaceuticals, Inc.	332,406	0.1
7,645 (1)	Amylyx Pharmaceuticals, Inc.	164,903	0.1
3,020 (1)	AnaptysBio, Inc.	61,427	0.0
10,901 (1)	Anavex Life Sciences Corp.	88,625	0.0
5,866 (1)	Angiodynamics, Inc.	61,182	0.0
1,978 (1)	ANI Pharmaceuticals, Inc.	106,476	0.0
2,300 (1)	Anika Therapeutics, Inc.	59,754	0.0
7,120 (1)	Annexon, Inc.	25,062	0.0
6,496 (1)	Apollo Medical Holdings, Inc.	205,274	0.1
20,310 (1)	Arbutus Biopharma Corp.	46,713	0.0
5,737 (1)	Arcellx, Inc.	181,404	0.1
3,599 (1)	Arcturus Therapeutics Holdings, Inc.	103,219	0.0
7,932 (1)	Arcus Biosciences, Inc.	161,099	0.1
7,784 (1)	Arcutis Biotherapeutics, Inc.	74,182	0.0
32,236 (1)	Ardelyx, Inc.	109,280	0.0
15,516 (1)	Arrowhead Pharmaceuticals, Inc.	553,301	0.2
6,202 (1)	Artivion, Inc.	106,612	0.0
7,427 (1)	Arvinas, Inc.	184,338	0.1
8,365 (1)	Assertio Holdings, Inc.	45,338	0.0
3,970 (1)	Astria Therapeutics, Inc.	33,070	0.0
14,075 (1)	Atara Biotherapeutics, Inc.	22,661	0.0
12,185 (1)	Atea Pharmaceuticals, Inc.	45,572	0.0
7,026 (1)	AtriCure, Inc.	346,803	0.1
216	Atrion Corp.	122,191	0.0
4,299 (1)	Aura Biosciences, Inc.	53,093	0.0
20,554 (1)	Aurinia Pharmaceuticals, Inc.	198,963	0.1
7,175 (1)	Avanos Medical, Inc.	183,393	0.1
9,369 (1)	Avid Bioservices, Inc.	130,885	0.0
10,694 (1)	Avidity Biosciences, Inc.	118,596	0.0
3,843 (1)	Avita Medical, Inc.	65,369	0.0
6,346 (1)	AxoGen, Inc.	57,939	0.0
7,376 (1)	Axonics, Inc.	372,267	0.1
4,974 (1)	Axsome Therapeutics, Inc.	357,432	0.1
10,244 (1)	Beam Therapeutics, Inc.	327,091	0.1
4,099 (1)	Beyond Air, Inc.	17,462	0.0
6,787 (1)	BioAtla, Inc.	20,361	0.0
28,617 (1)	BioCryst Pharmaceuticals, Inc.	201,464	0.1
8,864 (1)	Biohaven Ltd.	212,027	0.1
5,220 (1)	BioLife Solutions, Inc.	115,362	0.0
3,006 (1)	Biomea Fusion, Inc.	65,982	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
2,924 (1)	Bioxcel Therapeutics, Inc.	$19,474	0.0
16,441 (1)	Bluebird Bio, Inc.	54,091	0.0
9,176 (1)	Blueprint Medicines Corp.	579,923	0.2
17,289 (1)	Bridgebio Pharma, Inc.	297,371	0.1
26,408 (1)	Brookdale Senior Living, Inc.	111,442	0.0
21,791 (1)	Butterfly Network, Inc.	50,119	0.0
3,889 (1)	Cabaletta Bio, Inc.	50,207	0.0
36,395 (1)	Cano Health, Inc.	50,589	0.0
7,450 (1)	Cara Therapeutics, Inc.	21,084	0.0
7,995 (1)	CareDx, Inc.	67,958	0.0
11,611 (1)	CareMax, Inc.	36,110	0.0
8,697 (1)	Caribou Biosciences, Inc.	36,962	0.0
4,108	Carisma Therapeutics, Inc.	36,027	0.0
6,015 (1)	Cassava Sciences, Inc.	147,488	0.1
3,897 (1)	Castle Biosciences, Inc.	53,467	0.0
14,816 (1)	Catalyst Pharmaceuticals, Inc.	199,127	0.1
2,823 (1)	Celcuity, Inc.	30,997	0.0
7,001 (1)	Celldex Therapeutics, Inc.	237,544	0.1
9,334 (1)	Cerevel Therapeutics Holdings, Inc.	296,728	0.1
26,680 (1)	Cerus Corp.	65,633	0.0
8,741 (1)	Chinook Therapeutics, Inc.	335,829	0.1
19,657 (1)	Citius Pharmaceuticals, Inc.	23,588	0.0
9,870 (1)	Codexis, Inc.	27,636	0.0
10,447 (1)	Cogent Biosciences, Inc.	123,692	0.0
11,870 (1)	Coherus Biosciences, Inc.	50,685	0.0
5,373 (1)	Collegium Pharmaceutical, Inc.	115,466	0.0
19,253 (1)	Community Health Systems, Inc.	84,713	0.0
14,224 (1)	Compass Therapeutics, Inc.	45,232	0.0
2,256 (1)	Computer Programs & Systems, Inc.	55,701	0.0
4,592	Conmed Corp.	624,007	0.2
12,431 (1)	Corcept Therapeutics, Inc.	276,590	0.1
6,952 (1)	CorMedix, Inc.	27,565	0.0
1,356 (1)	Corvel Corp.	262,386	0.1
8,157 (1)	Crinetics Pharmaceuticals, Inc.	146,989	0.1
5,347 (1)	Cross Country Healthcare, Inc.	150,144	0.1
6,552 (1)	CryoPort, Inc.	113,022	0.0
5,513 (1)	Cue Biopharma, Inc.	20,122	0.0
4,035 (1)	Cullinan Oncology, Inc.	43,417	0.0
2,530 (1)	Cutera, Inc.	38,279	0.0
1,744 (1)	CVRx, Inc.	26,927	0.0
15,031 (1)	Cymabay Therapeutics, Inc.	164,589	0.1
18,195 (1)	Cytek Biosciences, Inc.	155,385	0.1
14,060 (1)	Cytokinetics, Inc.	458,637	0.1

See Accompanying Notes to Financial Statements
82

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series SC Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
7,402 (1)	Day One Biopharmaceuticals, Inc.	$88,380	0.0
7,912 (1)	Deciphera Pharmaceuticals, Inc.	111,401	0.0
6,596 (1)	Definitive Healthcare Corp.	72,556	0.0
17,803 (1)	Denali Therapeutics, Inc.	525,367	0.2
5,631 (1)	Design Therapeutics, Inc.	35,475	0.0
5,850 (1)	DICE Therapeutics, Inc.	271,791	0.1
1,183 (1)	Disc Medicine, Inc.	52,525	0.0
12,355 (1)	DocGo, Inc.	115,766	0.0
19,477 (1)	Dynavax Technologies Corp.	251,643	0.1
6,471 (1)	Dyne Therapeutics, Inc.	72,799	0.0
1,695 (1)	Eagle Pharmaceuticals, Inc./DE	32,951	0.0
6,662 (1)	Edgewise Therapeutics, Inc.	51,631	0.0
10,212 (1)	Editas Medicine, Inc.	84,045	0.0
8,718	Embecta Corp.	188,309	0.1
7,610 (1)	Emergent Biosolutions, Inc.	55,934	0.0
3,120 (1)	Enanta Pharmaceuticals, Inc.	66,768	0.0
7,695 (1)	Enhabit, Inc.	88,493	0.0
3,570 (1)	Enliven Therapeutics, Inc.	72,864	0.0
8,209	Ensign Group, Inc.	783,631	0.2
3,288 (1)	Entrada Therapeutics, Inc.	49,780	0.0
48,484 (1)	EQRx, Inc.	90,180	0.0
12,469 (1)	Erasca, Inc.	34,414	0.0
16,525 (1)	Evolent Health, Inc.	500,708	0.1
6,419 (1)	Evolus, Inc.	46,666	0.0
4,136 (1)	EyePoint Pharmaceuticals, Inc.	35,983	0.0
12,849 (1)	Fate Therapeutics, Inc.	61,161	0.0
3,194 (1)	Fennec Pharmaceuticals, Inc.	28,203	0.0
13,733 (1)	FibroGen, Inc.	37,079	0.0
3,619 (1)	Foghorn Therapeutics, Inc.	25,478	0.0
3,155 (1)	Fulgent Genetics, Inc.	116,830	0.0
1 (1)	GeneDx Holdings Corp.	6	0.0
430 (1)	Genelux Corp.	14,070	0.0
7,211 (1)	Generation Bio Co.	39,661	0.0
75,359 (1)	Geron Corp.	241,902	0.1
7,058 (1)	Glaukos Corp.	502,600	0.1
13,516 (1)	Gritstone bio, Inc.	26,356	0.0
16,768 (1)	Guardant Health, Inc.	600,294	0.2
7,548 (1)	Haemonetics Corp.	642,637	0.2
20,129 (1)	Halozyme Therapeutics, Inc.	726,053	0.2
4,964 (1)	Harmony Biosciences Holdings, Inc.	174,683	0.1
4,002 (1)	Harrow Health, Inc.	76,198	0.0
6,084 (1)	Harvard Bioscience, Inc.	33,401	0.0
8,394 (1)	Health Catalyst, Inc.	104,925	0.0
12,702 (1)	HealthEquity, Inc.	802,004	0.2
4,202	HealthStream, Inc.	103,201	0.0
15,919 (1)	Heron Therapeutics, Inc.	18,466	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
3,250 (1)	HilleVax, Inc.	$55,868	0.0
18,588 (1)	Hims & Hers Health, Inc.	174,727	0.1
9,180 (1)	Humacyte, Inc.	26,255	0.0
4,217 (1)	Icosavax, Inc.	41,875	0.0
8,239 (1)	Ideaya Biosciences, Inc.	193,617	0.1
1,997 (1)	IGM Biosciences, Inc.	18,432	0.0
3,403 (1)	Ikena Oncology, Inc.	22,324	0.0
3,114 (1)	Immuneering Corp.	31,576	0.0
16,635 (1)	ImmunityBio, Inc.	46,245	0.0
36,643 (1)	Immunogen, Inc.	691,453	0.2
8,155 (1)	Immunovant, Inc.	154,700	0.1
7,784 (1)	Inari Medical, Inc.	452,562	0.1
3,078 (1)	InfuSystem Holdings, Inc.	29,641	0.0
5,197 (1)	Inhibrx, Inc.	134,914	0.1
11,621 (1)	Inmode Ltd.	434,044	0.1
3,302 (1)	Innovage Holding Corp.	24,765	0.0
9,861 (1)	Innoviva, Inc.	125,531	0.0
3,591 (1)	Inogen, Inc.	41,476	0.0
5,207 (1)	Inozyme Pharma, Inc.	29,003	0.0
19,984 (1)	Insmed, Inc.	421,662	0.1
4,992 (1)	Integer Holdings Corp.	442,341	0.1
13,278 (1)	Intellia Therapeutics, Inc.	541,477	0.2
3,662 (1)	Intercept Pharmaceuticals, Inc.	40,502	0.0
14,152 (1)	Intra-Cellular Therapies, Inc.	896,105	0.3
40,654 (1)	Invitae Corp.	45,939	0.0
31,318 (1)	Iovance Biotherapeutics, Inc.	220,479	0.1
1,206	iRadimed Corp.	57,574	0.0
4,615 (1)	iRhythm Technologies, Inc.	481,437	0.1
20,756 (1)	Ironwood Pharmaceuticals, Inc.	220,844	0.1
3,721 (1)	iTeos Therapeutics, Inc.	49,266	0.0
20,835 (1)	IVERIC bio, Inc.	819,649	0.2
2,628 (1)	Janux Therapeutics, Inc.	31,194	0.0
2,380 (1)	Joint Corp./The	32,130	0.0
4,065 (1)	KalVista Pharmaceuticals, Inc.	36,585	0.0
17,286 (1)	Karyopharm Therapeutics, Inc.	30,942	0.0
3,405 (1)	Keros Therapeutics, Inc.	136,813	0.1
11,110 (1)	Kezar Life Sciences, Inc.	27,220	0.0
5,068 (1)	Kiniksa Pharmaceuticals Ltd.	71,357	0.0
5,132 (1)	Kodiak Sciences, Inc.	35,411	0.0
3,260 (1)	Krystal Biotech, Inc.	382,724	0.1
9,847 (1)	Kura Oncology, Inc.	104,181	0.0
5,667 (1)	Kymera Therapeutics, Inc.	130,284	0.0
10,306 (1)	Lantheus Holdings, Inc.	864,880	0.2
3,069	LeMaitre Vascular, Inc.	206,482	0.1
13,901 (1)	Lexicon Pharmaceuticals, Inc.	31,833	0.0
16,088 (1)	LifeStance Health Group, Inc.	146,883	0.1
2,531 (1)	Ligand Pharmaceuticals, Inc.	182,485	0.1

See Accompanying Notes to Financial Statements
83

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series SC Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
21,329 (1)	Lineage Cell Therapeutics, Inc.	$30,074	0.0
7,384 (1)	Liquidia Corp.	57,964	0.0
8,170 (1)	LivaNova PLC	420,183	0.1
2,467 (1)	Longboard Pharmaceuticals, Inc.	18,108	0.0
26,796 (1)	Lyell Immunopharma, Inc.	85,211	0.0
9,028 (1)	MacroGenics, Inc.	48,300	0.0
2,055 (1)	Madrigal Pharmaceuticals, Inc.	474,705	0.1
38,709 (1)	MannKind Corp.	157,546	0.1
7,634 (1)	Marinus Pharmaceuticals, Inc.	82,905	0.0
13,562 (1)	MaxCyte, Inc.	62,250	0.0
5,223 (1)	MeiraGTx Holdings plc	35,099	0.0
8,556 (1)	Merit Medical Systems, Inc.	715,624	0.2
15,147 (1)	Mersana Therapeutics, Inc.	49,834	0.0
802	Mesa Laboratories, Inc.	103,057	0.0
17,423 (1)	MiMedx Group, Inc.	115,166	0.0
2,190 (1)	Mineralys Therapeutics, Inc.	37,340	0.0
4,064 (1)	Mirum Pharmaceuticals, Inc.	105,136	0.0
1,978 (1)	ModivCare, Inc.	89,425	0.0
4,824 (1)	Monte Rosa Therapeutics, Inc.	33,044	0.0
4,583 (1)	Morphic Holding, Inc.	262,743	0.1
58,236 (1)	Multiplan Corp.	122,878	0.0
12,178 (1)	Myriad Genetics, Inc.	282,286	0.1
6,928 (1)	NanoString Technologies, Inc.	28,058	0.0
6,972 (1)	Nano-X Imaging Ltd.	107,996	0.0
2,011	National Healthcare Corp.	124,320	0.0
2,263	National Research Corp.	98,463	0.0
8,330 (1)	Nautilus Biotechnology, Inc.	32,237	0.0
32,821 (1)	Neogen Corp.	713,857	0.2
19,234 (1)	NeoGenomics, Inc.	309,090	0.1
5,317 (1)	Nevro Corp.	135,158	0.1
8,743 (1)	NextGen Healthcare, Inc.	141,811	0.1
7,801 (1)	NGM Biopharmaceuticals, Inc.	20,205	0.0
5,096 (1)	Nkarta, Inc.	11,160	0.0
13,031 (1)	Novavax, Inc.	96,820	0.0
7,334 (1)	Nurix Therapeutics, Inc.	73,267	0.0
3,631 (1)	Nuvalent, Inc.	153,119	0.1
7,825 (1)	NuVasive, Inc.	325,442	0.1
24,344 (1)	Nuvation Bio, Inc.	43,819	0.0
1,145 (1)	Nuvectis Pharma, Inc.	18,286	0.0
11,608 (1)	Ocular Therapeutix, Inc.	59,897	0.0
4,129 (1)	Olema Pharmaceuticals, Inc.	37,285	0.0
3,781 (1)	Omega Therapeutics, Inc.	21,174	0.0
9,276 (1)	Omeros Corp.	50,461	0.0
14,186 (1)	OmniAb, Inc.	71,356	0.0
6,754 (1)	Omnicell, Inc.	497,567	0.1
63,349 (1)	Opko Health, Inc.	137,467	0.1
2,535 (1)	OptimizeRx Corp.	36,225	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
25,556 (1)	Option Care Health, Inc.	$830,314	0.2
11,682 (1)	OraSure Technologies, Inc.	58,527	0.0
11,240 (1)	Organogenesis Holdings, Inc.	37,317	0.0
6,062 (1)	ORIC Pharmaceuticals, Inc.	47,041	0.0
5,382 (1)	Orthofix Medical, Inc.	97,199	0.0
2,419 (1)	OrthoPediatrics Corp.	106,073	0.0
25,821 (1)	Outlook Therapeutics, Inc.	44,929	0.0
7,502 (1)	Outset Medical, Inc.	164,069	0.1
9,798 (1)	Ovid therapeutics, Inc.	32,137	0.0
11,189 (1)	Owens & Minor, Inc.	213,039	0.1
5,930 (1)	P3 Health Partners, Inc.	17,731	0.0
37,914 (1)	Pacific Biosciences of California, Inc.	504,256	0.1
6,858 (1)	Pacira BioSciences, Inc.	274,800	0.1
6,967 (1)	Paragon 28, Inc.	123,595	0.0
13,259	Patterson Cos., Inc.	440,994	0.1
4,277 (1)	PDS Biotechnology Corp.	21,513	0.0
12,715 (1)	Pediatrix Medical Group, Inc.	180,680	0.1
4,503 (1)	Pennant Group, Inc./The	55,297	0.0
1,676 (1)	PepGen, Inc.	14,983	0.0
4,387 (1)	PetIQ, Inc.	66,551	0.0
3,773 (1)	Phathom Pharmaceuticals, Inc.	54,029	0.0
3,492	Phibro Animal Health Corp.	47,840	0.0
7,647 (1)	Phreesia, Inc.	237,133	0.1
8,555 (1)	Pliant Therapeutics, Inc.	155,017	0.1
6,453 (1)	PMV Pharmaceuticals, Inc.	40,396	0.0
13,709 (1)	Point Biopharma Global, Inc.	124,204	0.0
10,618 (1)	Poseida Therapeutics, Inc.	18,688	0.0
19,549 (1)	Precigen, Inc.	22,481	0.0
7,563 (1)	Prestige Consumer Healthcare, Inc.	449,469	0.1
6,005 (1)	Prime Medicine, Inc.	87,973	0.0
10,310 (1)	Privia Health Group, Inc.	269,194	0.1
5,455 (1)	PROCEPT BioRobotics Corp.	192,834	0.1
11,829 (1)	Progyny, Inc.	465,353	0.1
9,367 (1)	ProKidney Corp.	104,817	0.0
8,195 (1)	Protagonist Therapeutics, Inc.	226,346	0.1
9,001 (1)	Protalix BioTherapeutics, Inc.	18,002	0.0
6,258 (1)	Prothena Corp. PLC	427,296	0.1
10,678 (1)	PTC Therapeutics, Inc.	434,274	0.1
5,593 (1)	Pulmonx Corp.	73,324	0.0
2,584 (1)	Pulse Biosciences, Inc.	18,579	0.0
5,231 (1)	Quanterix Corp.	117,959	0.0
15,586 (1)	Quantum-Si, Inc.	27,899	0.0
6,748 (1)	Quipt Home Medical Corp.	36,034	0.0
7,616 (1)	RadNet, Inc.	248,434	0.1
4,748 (1)	Rallybio Corp.	26,874	0.0
4,574 (1)	RAPT Therapeutics, Inc.	85,534	0.0
4,323 (1)	Reata Pharmaceuticals, Inc.	440,773	0.1

See Accompanying Notes to Financial Statements
84

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series SC Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
20,633 (1)	Recursion Pharmaceuticals, Inc.	$154,129	0.1
6,164 (1)	REGENXBIO, Inc.	123,218	0.0
13,577 (1)	Relay Therapeutics, Inc.	170,527	0.1
6,284 (1)	Replimune Group, Inc.	145,914	0.1
12,621 (1)	Revance Therapeutics, Inc.	319,438	0.1
15,295 (1)	REVOLUTION Medicines, Inc.	409,141	0.1
7,784 (1)	Rhythm Pharmaceuticals, Inc.	128,358	0.0
27,406 (1)	Rigel Pharmaceuticals, Inc.	35,354	0.0
8,509 (1)	Rocket Pharmaceuticals, Inc.	169,074	0.1
4,130 (1)	RxSight, Inc.	118,944	0.0
7,966 (1)	Sage Therapeutics, Inc.	374,561	0.1
14,159 (1)	Sana Biotechnology, Inc.	84,388	0.0
659 (1)	Sanara Medtech, Inc.	26,426	0.0
21,114 (1)	Sangamo Therapeutics, Inc.	27,448	0.0
12,160 (1)	Savara, Inc.	38,851	0.0
4,365 (1)	Scholar Rock Holding Corp.	32,912	0.0
8,199 (1)	Schrodinger, Inc./United States	409,294	0.1
4,481 (1)	scPharmaceuticals, Inc.	45,661	0.0
9,039 (1)	Seer, Inc.	38,597	0.0
15,652	Select Medical Holdings Corp.	498,673	0.1
18,730 (1)	Selecta Biosciences, Inc.	20,978	0.0
796 (1)	Semler Scientific, Inc.	20,887	0.0
14,776 (1)	Seres Therapeutics, Inc.	70,777	0.0
46,794 (1)	Sharecare, Inc.	81,890	0.0
5,227 (1)	SI-BONE, Inc.	141,024	0.1
7,410	SIGA Technologies, Inc.	37,421	0.0
3,519 (1)	Sight Sciences, Inc.	29,137	0.0
5,778 (1)	Silk Road Medical, Inc.	187,727	0.1
3,698 (1)	Silverback Therapeutics, Inc.	24,777	0.0
2,406	Simulations Plus, Inc.	104,252	0.0
24,014 (1)	SomaLogic, Inc.	55,472	0.0
8,791 (1)	SpringWorks Therapeutics, Inc.	230,500	0.1
7,295 (1)	Staar Surgical Co.	383,498	0.1
4,245 (1)	Stoke Therapeutics, Inc.	45,124	0.0
17,650 (1)	Summit Therapeutics, Inc.	44,302	0.0
7,412 (1)	Supernus Pharmaceuticals, Inc.	222,805	0.1
10,135 (1)	Surgery Partners, Inc.	455,974	0.1
2,224 (1)	SurModics, Inc.	69,633	0.0
9,386 (1)	Sutro Biopharma, Inc.	43,645	0.0
9,938 (1)	Syndax Pharmaceuticals, Inc.	208,002	0.1
3,566 (1)	Tactile Systems Technology, Inc.	88,900	0.0
7,307 (1)	Tango Therapeutics, Inc.	24,259	0.0
1,312 (1)	Taro Pharmaceuticals Industries, Ltd.	49,764	0.0
3,713 (1)	Tarsus Pharmaceuticals, Inc.	67,094	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
2,685 (1)	Tela Bio, Inc.	$27,199	0.0
7,055 (1)	Tenaya Therapeutics, Inc.	41,413	0.0
6,515 (1)	Terns Pharmaceuticals, Inc.	57,006	0.0
20,715 (1)	TG Therapeutics, Inc.	514,561	0.2
9,764 (1)	Theravance Biopharma, Inc.	101,057	0.0
3,153 (1)	Theseus Pharmaceuticals, Inc.	29,418	0.0
4,781 (1)	TransMedics Group, Inc.	401,508	0.1
10,978 (1)	Travere Therapeutics, Inc.	168,622	0.1
6,864 (1)	Treace Medical Concepts, Inc.	175,581	0.1
6,609 (1)	Trevi Therapeutics, Inc.	15,796	0.0
8,538 (1)	Twist Bioscience Corp.	174,687	0.1
2,074 (1)	Tyra Biosciences, Inc.	35,320	0.0
1,074 (1)	UFP Technologies, Inc.	208,195	0.1
3,094 (1)	UroGen Pharma Ltd.	32,023	0.0
1,961	US Physical Therapy, Inc.	238,046	0.1
595	Utah Medical Products, Inc.	55,454	0.0
8,777 (1)	Vanda Pharmaceuticals, Inc.	57,840	0.0
6,176 (1)	Varex Imaging Corp.	145,568	0.1
13,879 (1)	Vaxcyte, Inc.	693,117	0.2
7,098 (1)	Vaxxinity, Inc.	17,887	0.0
7,070 (1)	Ventyx Biosciences, Inc.	231,896	0.1
5,131 (1)	Vera Therapeutics, Inc.	82,353	0.0
10,900 (1)	Veracyte, Inc.	277,623	0.1
16,513 (1)	Veradigm, Inc.	208,064	0.1
7,175 (1)	Vericel Corp.	269,565	0.1
3,374 (1)	Verrica Pharmaceuticals, Inc.	19,468	0.0
7,630 (1)	Verve Therapeutics, Inc.	143,063	0.1
10,456 (1)	Vicarious Surgical, Inc.	19,134	0.0
5,525 (1)	Viemed Healthcare, Inc.	54,035	0.0
2,554 (1)	Vigil Neuroscience, Inc.	24,008	0.0
14,503 (1)	Viking Therapeutics, Inc.	235,094	0.1
12,586 (1)	Vir Biotechnology, Inc.	308,735	0.1
6,387 (1)	Viridian Therapeutics, Inc.	151,947	0.1
6,045 (1)	Vor BioPharma, Inc.	18,679	0.0
4,825 (1)	Voyager Therapeutics, Inc.	55,246	0.0
9,198 (1)	WaVe Life Sciences Ltd.	33,481	0.0
18,743 (1)	X4 Pharmaceuticals, Inc.	36,361	0.0
8,784 (1)	Xencor, Inc.	219,336	0.1
20,626 (1)	Xeris Biopharma Holdings, Inc.	54,040	0.0
1,210 (1)	XOMA Corp.	22,857	0.0
5,784 (1)	Y-mAbs Therapeutics, Inc.	39,273	0.0
7,397 (1)	Zentalis Pharmaceuticals, Inc.	208,669	0.1
5,630 (1)	Zevra Therapeutics, Inc.	28,713	0.0
3,947 (1)	Zimvie, Inc.	44,325	0.0
1,176 (1)	Zura Bio Ltd.	9,643	0.0
8,116 (1)	Zymeworks, Inc.	70,122	0.0
3,483 (1)	Zynex, Inc.	33,402	0.0
		61,127,433	16.4

See Accompanying Notes to Financial Statements
85

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series SC Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: 16.9%
9,370 (1)	374Water, Inc.	$22,394	0.0
18,892 (1)	3D Systems Corp.	187,598	0.1
6,787	AAON, Inc.	643,475	0.2
5,206 (1)	AAR Corp.	300,699	0.1
9,912	ABM Industries, Inc.	422,747	0.1
14,217	ACCO Brands Corp.	74,071	0.0
19,141 (1)	ACV Auctions, Inc.	330,565	0.1
12,135 (1)	Aerojet Rocketdyne Holdings, Inc.	665,847	0.2
3,765 (1)	Aerovironment, Inc.	385,084	0.1
4,106 (1)	AerSale Corp.	60,358	0.0
8,807 (1)	Air Transport Services Group, Inc.	166,188	0.1
1,540	Alamo Group, Inc.	283,221	0.1
4,681	Albany International Corp.	436,644	0.1
59,588 (1)	Alight, Inc.	550,593	0.2
2,381 (1)	Allegiant Travel Co.	300,673	0.1
2,189	Allied Motion Technologies, Inc.	87,429	0.0
3,558	Alta Equipment Group, Inc.	61,660	0.0
4,864 (1)	Ameresco, Inc.	236,536	0.1
2,599 (1)	American Woodmark Corp.	198,486	0.1
31,307 (1)	API Group Corp.	853,429	0.2
3,550	Apogee Enterprises, Inc.	168,518	0.1
5,771	Applied Industrial Technologies, Inc.	835,814	0.2
3,612	ArcBest Corp.	356,866	0.1
23,060 (1)	Archer Aviation, Inc.	95,007	0.0
7,309	Arcosa, Inc.	553,803	0.2
2,137	Argan, Inc.	84,219	0.0
4,587	Aris Water Solution, Inc.	47,338	0.0
22,776 (1)	Array Technologies, Inc.	514,738	0.1
7,240 (1)	ASGN, Inc.	547,561	0.2
3,540	Astec Industries, Inc.	160,858	0.1
4,096 (1)	Astronics Corp.	81,347	0.0
2,976 (1)	Asure Software, Inc.	36,188	0.0
5,986 (1)	Atkore, Inc.	933,457	0.3
3,901	AZZ, Inc.	169,537	0.1
9,470 (1)	Babcock & Wilcox Enterprises, Inc.	55,873	0.0
7,432	Barnes Group, Inc.	313,556	0.1
1,158	Barrett Business Services, Inc.	100,978	0.0
7,528 (1)	Beacon Roofing Supply, Inc.	624,673	0.2
10,309 (1)	Berkshire Grey, Inc.	14,536	0.0
18,322 (1)	BlackSky Technology, Inc.	40,675	0.0
9,225 (1)	Blade Air Mobility, Inc.	36,346	0.0
6,650 (1)	Blink Charging Co.	39,833	0.0
28,889 (1)	Bloom Energy Corp.	472,335	0.1
2,761 (1)	Blue Bird Corp.	62,067	0.0
1,359 (1)	BlueLinx Holdings, Inc.	127,447	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
5,935	Boise Cascade Co.	$536,227	0.2
1,616 (1)	Bowman Consulting Group Ltd.	51,518	0.0
7,498 (1)	BrightView Holdings, Inc.	53,836	0.0
6,944	Brink’s Co.	471,012	0.1
4,188	Brookfield Business Corp.	79,069	0.0
3,126	Cadre Holdings, Inc.	68,147	0.0
8,362 (1)	Casella Waste Systems, Inc.	756,343	0.2
7,219 (1)	CBIZ, Inc.	384,628	0.1
4,608 (1)	Ceco Environmental Corp.	61,563	0.0
6,392 (1)	Chart Industries, Inc.	1,021,378	0.3
2,708 (1)	Cimpress PLC	161,072	0.1
2,803 (1)	CIRCOR International, Inc.	158,229	0.1
4,405	Columbus McKinnon Corp.	179,063	0.1
5,389	Comfort Systems USA, Inc.	884,874	0.2
4,949 (1)	Commercial Vehicle Group, Inc.	54,934	0.0
4,870 (1)	Concrete Pumping Holdings, Inc.	39,106	0.0
26,455 (1)	Conduent, Inc.	89,947	0.0
6,094 (1)	Construction Partners, Inc.	191,291	0.1
17,303 (1)	CoreCivic, Inc.	162,821	0.1
8,806	Costamare, Inc.	85,154	0.0
1,439	Covenant Logistics Group, Inc.	63,071	0.0
1,154	CRA International, Inc.	117,708	0.0
4,722	CSG Systems International, Inc.	249,038	0.1
2,318	CSW Industrials, Inc.	385,228	0.1
9,845 (1)	Custom Truck One Source, Inc.	66,355	0.0
6,568 (1)	Daseke, Inc.	46,830	0.0
6,834	Deluxe Corp.	119,458	0.0
42,307 (1)	Desktop Metal, Inc.	74,883	0.0
862 (1)	Distribution Solutions Group, Inc.	44,876	0.0
3,726	Douglas Dynamics, Inc.	111,333	0.0
1,796 (1)	Ducommun, Inc.	78,252	0.0
2,384 (1)	DXP Enterprises, Inc.	86,801	0.0
4,296 (1)	Dycom Industries, Inc.	488,240	0.1
2,129	Eagle Bulk Shipping, Inc.	102,277	0.0
2,545	Encore Wire Corp.	473,192	0.1
8,434 (1)	Energy Recovery, Inc.	235,730	0.1
14,924 (1)	Energy Vault Holdings, Inc.	40,743	0.0
8,734	Enerpac Tool Group Corp.	235,818	0.1
6,165	EnerSys	669,026	0.2
4,030	Eneti, Inc.	48,803	0.0
4,280	Ennis, Inc.	87,226	0.0
20,627 (1)	Enovix Corp.	372,111	0.1
3,156	EnPro Industries, Inc.	421,421	0.1
12,424 (1)	Enviri Corp.	122,625	0.0

See Accompanying Notes to Financial Statements
86

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series SC Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
16,278 (1)	Eos Energy Enterprises, Inc.	$70,647	0.0
3,868	ESCO Technologies, Inc.	400,841	0.1
14,697 (1)	ESS Tech, Inc.	21,605	0.0
2,921 (1)	Eve Holding, Inc.	30,612	0.0
802 (1)	EVI Industries, Inc.	17,644	0.0
4,850 (1)	ExlService Holdings, Inc.	732,641	0.2
7,567	Exponent, Inc.	706,152	0.2
9,002	Federal Signal Corp.	576,398	0.2
8,969 (1)	First Advantage Corp.	138,212	0.0
9,472 (1)	FiscalNote Holdings, Inc.	34,478	0.0
5,906 (1)	Fluence Energy, Inc.	157,336	0.1
21,326 (1)	Fluor Corp.	631,250	0.2
1,942 (1)	Forrester Research, Inc.	56,493	0.0
3,991	Forward Air Corp.	423,485	0.1
2,133 (1)	Franklin Covey Co.	93,169	0.0
6,921	Franklin Electric Co., Inc.	712,171	0.2
6,024 (1)	Frontier Group Holdings, Inc.	58,252	0.0
14,982	FTAI Aviation Ltd.	474,330	0.1
15,875	FTAI Infrastructure, Inc.	58,579	0.0
9,670 (1)	FTC Solar, Inc.	31,137	0.0
60,397 (1)	FuelCell Energy, Inc.	130,458	0.0
5,334	GATX Corp.	686,699	0.2
6,057	Genco Shipping & Trading Ltd.	84,980	0.0
18,258 (1)	Geo Group, Inc./The	130,727	0.0
4,822 (1)	Gibraltar Industries, Inc.	303,400	0.1
2,213	Global Industrial Co.	61,455	0.0
6,298 (1)	GMS, Inc.	435,822	0.1
18,521	Golden Ocean Group Ltd.	139,834	0.0
3,919	Gorman-Rupp Co.	112,985	0.0
29,590	GrafTech International Ltd.	149,134	0.0
6,750	Granite Construction, Inc.	268,515	0.1
10,364 (1)	Great Lakes Dredge & Dock Corp.	84,570	0.0
4,836	Greenbrier Cos., Inc.	208,432	0.1
6,721	Griffon Corp.	270,856	0.1
4,866	H&E Equipment Services, Inc.	222,619	0.1
8,068 (1)	Hawaiian Holdings, Inc.	86,892	0.0
11,259	Healthcare Services Group, Inc.	168,097	0.1
7,772	Heartland Express, Inc.	127,539	0.0
3,205	Heidrick & Struggles International, Inc.	84,836	0.0
4,942	Helios Technologies, Inc.	326,617	0.1
4,224	Herc Holdings, Inc.	578,054	0.2
2,755 (1)	Heritage-Crystal Clean, Inc.	104,111	0.0
10,319	Hillenbrand, Inc.	529,158	0.2
25,988 (1)	Hillman Solutions Corp.	234,152	0.1
7,174	HNI Corp.	202,163	0.1
4,879 (1)	HUB Group, Inc.	391,881	0.1
6,831 (1)	Hudson Technologies, Inc.	65,714	0.0
3,013 (1)	Huron Consulting Group, Inc.	255,834	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
23,704 (1)	Hyliion Holdings Corp.	$39,586	0.0
1,772	Hyster-Yale Materials Handling, Inc. - A shares	98,948	0.0
1,761 (1)	IBEX Holdings Ltd.	37,386	0.0
2,821	ICF International, Inc.	350,904	0.1
1,460 (1)	IES Holdings, Inc.	83,045	0.0
3,817 (1)	Innodata Isogen, Inc.	43,247	0.0
5,428	Insperity, Inc.	645,715	0.2
2,968	Insteel Industries, Inc.	92,364	0.0
8,861	Interface, Inc.	77,888	0.0
13,617 (1)	Janus International Group, Inc.	145,157	0.0
12,810 (1)	JELD-WEN Holding, Inc.	224,687	0.1
49,183 (1)	JetBlue Airways Corp.	435,761	0.1
42,036 (1)	Joby Aviation, Inc.	431,289	0.1
4,765	John Bean Technologies Corp.	577,994	0.2
1,753	Kadant, Inc.	389,341	0.1
4,426	Kaman Corp.	107,685	0.0
5,380	Kelly Services, Inc.	94,742	0.0
11,991	Kennametal, Inc.	340,424	0.1
2,906	Kforce, Inc.	182,090	0.1
7,835	Korn Ferry	388,146	0.1
18,876 (1)	Kratos Defense & Security Solutions, Inc.	270,682	0.1
15,608 (1)	Legalzoom.com, Inc.	188,545	0.1
7,682 (1)	Leonardo DRS, Inc.	133,206	0.0
21,294 (1)	Li-Cycle Holdings Corp.	118,182	0.0
1,455 (1)	Limbach Holdings, Inc.	35,982	0.0
1,666	Lindsay Corp.	198,820	0.1
3,828 (1)	Liquidity Services, Inc.	63,162	0.0
4,150	LSI Industries, Inc.	52,124	0.0
4,456	Luxfer Holdings PLC	63,409	0.0
5,422 (1)	Manitowoc Co., Inc./The	102,096	0.0
9,094	Marten Transport Ltd.	195,521	0.1
3,406 (1)	Masonite International Corp.	348,911	0.1
19,479 (1)	Masterbrand, Inc.	226,541	0.1
5,436	Matson, Inc.	422,540	0.1
4,629	Matthews International Corp.	197,288	0.1
9,078	MAXIMUS, Inc.	767,182	0.2
1,763 (1)	Mayville Engineering Co., Inc.	21,967	0.0
3,739	Mcgrath Rentcorp	345,783	0.1
16,659 (1)	Microvast Holdings, Inc.	26,654	0.0
1,895	Miller Industries, Inc.	67,216	0.0
11,502	MillerKnoll, Inc.	170,000	0.1
3,548 (1)	Mistras Group, Inc.	27,391	0.0
4,200 (1)	Montrose Environmental Group, Inc.	176,904	0.1
4,283	Moog, Inc.	464,406	0.1
13,094 (1)	MRC Global, Inc.	131,857	0.0
8,411	Mueller Industries, Inc.	734,112	0.2
23,256	Mueller Water Products, Inc.	377,445	0.1

See Accompanying Notes to Financial Statements
87

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series SC Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
2,493 (1)	MYR Group, Inc.	$344,882	0.1
874	National Presto Industries, Inc.	63,977	0.0
4,630 (1)	NEXTracker, Inc.	184,320	0.1
89,516 (1)	Nikola Corp.	123,532	0.0
1,715 (1)	Northwest Pipe Co.	51,862	0.0
17,030 (1)	NOW, Inc.	176,431	0.1
8,132 (1)	NuScale Power Corp.	55,298	0.0
2,050 (1)	NV5 Global, Inc.	227,078	0.1
543	Omega Flex, Inc.	56,353	0.0
16,126 (1)	OPENLANE, Inc.	245,438	0.1
6,093	Pangaea Logistics Solutions Ltd.	41,250	0.0
3,738	Park Aerospace Corp.	51,584	0.0
6,151 (1)	Parsons Corp.	296,109	0.1
10,779 (1)	Performant Financial Corp.	29,103	0.0
8,939 (1)	PGT Innovations, Inc.	260,572	0.1
27,768	Pitney Bowes, Inc.	98,299	0.0
28,772 (1)	Planet Labs PBC	92,646	0.0
1,434	Powell Industries, Inc.	86,886	0.0
431	Preformed Line Products Co.	67,279	0.0
8,135	Primoris Services Corp.	247,873	0.1
34,009 (1)	Proterra, Inc.	40,811	0.0
4,186 (1)	Proto Labs, Inc.	146,343	0.0
5,432	Quanex Building Products Corp.	145,849	0.0
6,764 (1)	Radiant Logistics, Inc.	45,454	0.0
21,825 (1)	Resideo Technologies, Inc.	385,430	0.1
5,421	Resources Connection, Inc.	85,164	0.0
5,127	REV Group, Inc.	67,984	0.0
41,812 (1)	Rocket Lab USA, Inc.	250,872	0.1
7,249	Rush Enterprises, Inc. - Class A	440,304	0.1
17,540 (1)	RXO, Inc.	397,632	0.1
11,693	Safe Bulkers, Inc.	38,119	0.0
19,099 (1)	SES AI Corp.	46,602	0.0
25,861 (1)	Shoals Technologies Group, Inc.	661,007	0.2
5,476	Shyft Group, Inc./The	120,801	0.0
6,476	Simpson Manufacturing Co., Inc.	896,926	0.3
12,749 (1)	Skillsoft Corp.	15,809	0.0
7,272 (1)	Skywest, Inc.	296,116	0.1
8,932 (1)	SKYX Platforms Corp.	23,759	0.0
3,365 (1)	SP Plus Corp.	131,605	0.0
16,647	Spirit Airlines, Inc.	285,663	0.1
6,627 (1)	SPX Technologies, Inc.	563,096	0.2
1,822	Standex International Corp.	257,758	0.1
13,833	Steelcase, Inc.	106,652	0.0
21,850 (1)	Stem, Inc.	124,982	0.0
3,937 (1)	Sterling Check Corp.	48,268	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
4,575 (1)	Sterling Infrastructure, Inc.	$255,285	0.1
5,774 (1)	Sun Country Airlines Holdings, Inc.	129,800	0.0
12,903 (1)	SunPower Corp.	126,449	0.0
2,818	Tennant Co.	228,568	0.1
10,045	Terex Corp.	600,992	0.2
13,312 (1)	Terran Orbital Corp.	19,968	0.0
6,672	Textainer Group Holdings Ltd.	262,743	0.1
5,340 (1)	Thermon Group Holdings, Inc.	142,044	0.0
7,877 (1)	Titan International, Inc.	90,428	0.0
3,073 (1)	Titan Machinery, Inc.	90,654	0.0
6,283 (1)	TPI Composites, Inc.	65,155	0.0
1,160 (1)	Transcat, Inc.	98,960	0.0
5,619 (1)	TriNet Group, Inc.	533,636	0.2
12,251	Trinity Industries, Inc.	314,973	0.1
8,354	Triton International Ltd.	695,554	0.2
10,023 (1)	Triumph Group, Inc.	123,985	0.0
4,979 (1)	TrueBlue, Inc.	88,178	0.0
3,102	TTEC Holdings, Inc.	104,972	0.0
25,050 (1)	TuSimple Holdings, Inc.	41,583	0.0
6,746 (1)	Tutor Perini Corp.	48,234	0.0
9,044	UFP Industries, Inc.	877,720	0.2
2,242	Unifirst Corp.	347,532	0.1
1,181	Universal Logistics Holdings, Inc.	34,025	0.0
18,320 (1)	Upwork, Inc.	171,109	0.1
4,946 (1)	US Xpress Enterprises, Inc.	30,368	0.0
1,884 (1)	V2X, Inc.	93,371	0.0
13,353 (1)	Velo3D, Inc.	28,842	0.0
1,981	Veritiv Corp.	248,833	0.1
21,138 (1)	Verra Mobility Corp.	416,841	0.1
3,189 (1)	Viad Corp.	85,720	0.0
3,345 (1)	Vicor Corp.	180,630	0.1
38,007 (1)	Virgin Galactic Holdings, Inc.	147,467	0.0
1,646	VSE Corp.	90,020	0.0
7,337	Wabash National Corp.	188,121	0.1
4,134	Watts Water Technologies, Inc.	759,540	0.2
9,481	Werner Enterprises, Inc.	418,871	0.1
1,952 (1)	Willdan Group, Inc.	37,400	0.0
5,175 (1)	Xometry, Inc.	109,607	0.0
21,964	Zurn Elkay Water Solutions Corp.	590,612	0.2
		62,900,383	16.9
	Information Technology: 13.3%
17,041 (1)	8x8, Inc.	72,083	0.0
3,699 (1)	908 Devices, Inc.	25,375	0.0
10,560	A10 Networks, Inc.	154,070	0.0
16,607 (1)	ACI Worldwide, Inc.	384,784	0.1
7,184 (1)	ACM Research, Inc.	93,967	0.0

See Accompanying Notes to Financial Statements
88

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series SC Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
16,091	Adeia, Inc.	$177,162	0.1
11,936	ADTRAN Holdings, Inc.	125,686	0.0
5,633	Advanced Energy Industries, Inc.	627,798	0.2
3,892 (1)	Aehr Test Systems	160,545	0.1
3,060 (1)	Agilysys, Inc.	210,038	0.1
10,816 (1)	Akoustis Technologies, Inc.	34,395	0.0
7,197 (1)	Alarm.com Holdings, Inc.	371,941	0.1
6,037 (1)	Alkami Technology, Inc.	98,946	0.0
3,580 (1)	Alpha & Omega Co.	117,424	0.0
8,013 (1)	Altair Engineering, Inc.	607,706	0.2
5,514 (1)	Ambarella, Inc.	461,356	0.1
5,288	American Software, Inc.	55,577	0.0
15,661	Amkor Technology, Inc.	465,915	0.1
10,034 (1)	Amplitude, Inc.	110,374	0.0
2,932 (1)	Appfolio, Inc.	504,714	0.1
6,144 (1)	Appian Corp.	292,454	0.1
10,211 (1)	Applied Digital Corp.	95,473	0.0
13,163 (1)	Arlo Technologies, Inc.	143,608	0.0
11,835 (1)	Asana, Inc.	260,843	0.1
3,289 (1)	Atomera, Inc.	28,845	0.0
45,936 (1)	Aurora Innovation, Inc.	135,052	0.0
23,181 (1)	AvePoint, Inc.	133,523	0.0
1,856 (1)	Aviat Networks, Inc.	61,935	0.0
5,326 (1)	Avid Technology, Inc.	135,813	0.0
4,938 (1)	Axcelis Technologies, Inc.	905,284	0.3
4,423	Badger Meter, Inc.	652,658	0.2
1,594	Bel Fuse, Inc.	91,512	0.0
6,365	Belden, Inc.	608,812	0.2
5,607	Benchmark Electronics, Inc.	144,829	0.0
10,140 (1)	BigCommerce Holdings, Inc.	100,893	0.0
10,852 (1)	Bit Digital, Inc.	44,059	0.0
6,690 (1)	Blackbaud, Inc.	476,194	0.1
8,418 (1)	Blackline, Inc.	453,057	0.1
21,128 (1)	Box, Inc.	620,741	0.2
5,125 (1)	Braze, Inc.	224,424	0.1
7,480 (1)	Brightcove, Inc.	29,995	0.0
8,849 (1)	C3.ai, Inc.	322,369	0.1
8,895 (1)	Calix, Inc.	443,949	0.1
2,213 (1)	Cambium Networks Corp.	33,682	0.0
6,033 (1)	Cerence, Inc.	176,345	0.1
3,781 (1)	Ceva, Inc.	96,605	0.0
6,442 (1)	Cipher Mining, Inc.	18,424	0.0
11,376 (1)	Cleanspark, Inc.	48,803	0.0
12,456	Clear Secure, Inc.	288,606	0.1
1,962 (1)	Clearfield, Inc.	92,901	0.0
711	Climb Global Solutions, Inc.	34,028	0.0
7,263 (1)	Cohu, Inc.	301,850	0.1
31,547 (1)	CommScope Holding Co., Inc.	177,610	0.1
6,701 (1)	Commvault Systems, Inc.	486,627	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
4,457	Comtech Telecommunications Corp.	$40,737	0.0
3,048 (1)	Consensus Cloud Solutions, Inc.	94,488	0.0
5,934 (1)	Corsair Gaming, Inc.	105,269	0.0
5,081 (1)	Couchbase, Inc.	80,381	0.0
698 (1)	CPI Card Group, Inc.	16,229	0.0
14,806 (1)	Credo Technology Group Holding Ltd.	256,736	0.1
3,846 (1)	CS Disco, Inc.	31,614	0.0
4,818	CTS Corp.	205,391	0.1
6,162 (1)	Daktronics, Inc.	39,437	0.0
5,360 (1)	Digi International, Inc.	211,130	0.1
2,249 (1)	Digimarc Corp.	66,211	0.0
14,350 (1)	Digital Turbine, Inc.	133,168	0.0
9,623 (1)	DigitalOcean Holdings, Inc.	386,267	0.1
6,700 (1)	Diodes, Inc.	619,683	0.2
4,648 (1)	Domo, Inc.	68,140	0.0
30,243 (1)	E2open Parent Holdings, Inc.	169,361	0.1
9,620 (1)	Eastman Kodak Co.	44,444	0.0
4,012	Ebix, Inc.	101,102	0.0
4,372 (1)	eGain Corp.	32,746	0.0
4,302 (1)	Enfusion, Inc.	48,268	0.0
7,219 (1)	EngageSmart, Inc.	137,811	0.0
7,689 (1)	Envestnet, Inc.	456,342	0.1
4,027 (1)	ePlus, Inc.	226,720	0.1
6,109 (1)	Everbridge, Inc.	164,332	0.1
3,932 (1)	EverCommerce, Inc.	46,555	0.0
17,067 (1)	Evolv Technologies Holdings, Inc.	102,402	0.0
8,343 (1)	Expensify, Inc.	66,577	0.0
19,099 (1)	Extreme Networks, Inc.	497,529	0.1
5,541 (1)	Fabrinet	719,665	0.2
3,085 (1)	Faro Technologies, Inc.	49,977	0.0
17,823 (1)	Fastly, Inc.	281,069	0.1
7,100 (1)	ForgeRock, Inc.	145,834	0.0
11,483 (1)	Formfactor, Inc.	392,948	0.1
24,141 (1)	Freshworks, Inc.	424,399	0.1
8,365 (1)	Grid Dynamics Holdings, Inc.	77,376	0.0
4,081	Hackett Group, Inc.	91,210	0.0
16,719 (1)	Harmonic, Inc.	270,346	0.1
4,457 (1)	Ichor Holdings Ltd.	167,138	0.1
5,121	Immersion Corp.	36,257	0.0
3,447 (1)	Impinj, Inc.	309,024	0.1
20,692 (1)	indie Semiconductor, Inc.	194,505	0.1
30,256 (1)	Infinera Corp.	146,136	0.0
5,974	Information Services Group, Inc.	32,021	0.0
4,418 (1)	Insight Enterprises, Inc.	646,530	0.2
3,028 (1)	Instructure Holdings, Inc.	76,184	0.0

See Accompanying Notes to Financial Statements
89

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series SC Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
2,385 (1)	Intapp, Inc.	$99,955	0.0
4,137	InterDigital, Inc.	399,427	0.1
1,661 (1)	inTEST Corp.	43,618	0.0
24,182 (1)	IonQ, Inc.	327,182	0.1
7,461 (1)	Iteris, Inc.	29,546	0.0
6,840 (1)	Itron, Inc.	493,164	0.1
10,433 (1)	Jamf Holding Corp.	203,652	0.1
13,762 (1)	Kaltura, Inc.	29,175	0.0
3,862 (1)	Kimball Electronics, Inc.	106,707	0.0
13,559 (1)	Knowles Corp.	244,876	0.1
8,384	Kulicke & Soffa Industries, Inc.	498,429	0.1
17,437 (1)	Lightwave Logic, Inc.	121,536	0.0
9,638 (1)	LivePerson, Inc.	43,564	0.0
9,681 (1)	LiveRamp Holdings, Inc.	276,489	0.1
5,051 (1)	Luna Innovations, Inc.	46,065	0.0
8,262 (1)	MACOM Technology Solutions Holdings, Inc.	541,409	0.2
25,369 (1)	Marathon Digital Holdings, Inc.	351,614	0.1
37,331 (1)	Matterport, Inc.	117,593	0.0
3,800 (1)	Maxeon Solar Technologies Ltd.	107,008	0.0
11,081 (1)	MaxLinear, Inc.	349,716	0.1
4,117 (1)	MeridianLink, Inc.	85,634	0.0
5,394	Methode Electronics, Inc.	180,807	0.1
1,665 (1)	MicroStrategy, Inc.	570,129	0.2
26,605 (1)	Microvision, Inc.	121,851	0.0
30,244 (1)	Mirion Technologies, Inc.	255,562	0.1
6,710 (1)	Mitek Systems, Inc.	72,736	0.0
5,796 (1)	Model N, Inc.	204,947	0.1
10,969 (1)	N-Able, Inc.	158,063	0.0
4,789	Napco Security Technologies, Inc.	165,939	0.1
15,285 (1)	Navitas Semiconductor Corp.	161,104	0.1
4,726 (1)	Netgear, Inc.	66,920	0.0
10,399 (1)	Netscout Systems, Inc.	321,849	0.1
9,104 (1)	NextNav, Inc.	26,766	0.0
6,818 (1)	nLight, Inc.	105,134	0.0
5,380 (1)	Novanta, Inc.	990,458	0.3
737	NVE Corp.	71,813	0.0
15,483 (1)	Olo, Inc.	100,020	0.0
5,911	ON24, Inc.	47,997	0.0
6,161 (1)	OneSpan, Inc.	91,429	0.0
7,472 (1)	Onto Innovation, Inc.	870,264	0.2
2,436 (1)	OSI Systems, Inc.	287,034	0.1
1 (1)	Ouster, Inc.	5	0.0
12,821 (1)	PagerDuty, Inc.	288,216	0.1
4,061 (1)	PAR Technology Corp.	133,729	0.0
1,964	PC Connection, Inc.	88,576	0.0
4,741 (1)	PDF Solutions, Inc.	213,819	0.1
5,168 (1)	Perficient, Inc.	430,649	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
9,366 (1)	Photronics, Inc.	$241,549	0.1
4,131 (1)	Plexus Corp.	405,829	0.1
8,575	Power Integrations, Inc.	811,795	0.2
8,411 (1)	PowerSchool Holdings, Inc.	160,987	0.1
6,469	Progress Software Corp.	375,849	0.1
6,726 (1)	PROS Holdings, Inc.	207,161	0.1
8,456 (1)	Q2 Holdings, Inc.	261,290	0.1
5,646 (1)	Qualys, Inc.	729,294	0.2
12,395 (1)	Rackspace Technology, Inc.	33,714	0.0
16,477 (1)	Rambus, Inc.	1,057,329	0.3
8,994 (1)	Rapid7, Inc.	407,248	0.1
1,851 (1)	Red Violet, Inc.	38,075	0.0
13,891 (1)	Ribbon Communications, Inc.	38,756	0.0
1,884	Richardson Electronics Ltd./United States	31,086	0.0
8,324 (1)	Rimini Street, Inc.	39,872	0.0
24,167 (1)	Riot Platforms, Inc.	285,654	0.1
2,650 (1)	Rogers Corp.	429,115	0.1
8,645 (1)	Sanmina Corp.	521,034	0.1
5,104	Sapiens International Corp. NV	135,766	0.0
4,111 (1)	Scansource, Inc.	121,521	0.0
4,715 (1)	SEMrush Holdings, Inc.	45,123	0.0
9,544 (1)	Semtech Corp.	242,990	0.1
4,783 (1)	Silicon Laboratories, Inc.	754,470	0.2
2,555 (1)	SiTime Corp.	301,413	0.1
2,667 (1)	SkyWater Technology, Inc.	25,123	0.0
7,518 (1)	SMART Global Holdings, Inc.	218,097	0.1
27,913 (1)	SmartRent, Inc.	106,907	0.0
7,898 (1)	SolarWinds Corp.	81,033	0.0
21,133 (1)	SoundHound AI, Inc.	96,155	0.0
1,449 (1)	SoundThinking, Inc.	31,675	0.0
12,838 (1)	Sprinklr, Inc.	177,550	0.1
7,144 (1)	Sprout Social, Inc.	329,767	0.1
5,517 (1)	SPS Commerce, Inc.	1,059,595	0.3
6,727 (1)	Squarespace, Inc.	212,170	0.1
7,019 (1)	Super Micro Computer, Inc.	1,749,486	0.5
5,872 (1)	Synaptics, Inc.	501,351	0.1
17,121 (1)	Tenable Holdings, Inc.	745,620	0.2
7,611 (1)	Terawulf, Inc.	13,319	0.0
13,998 (1)	Thoughtworks Holding, Inc.	105,685	0.0
18,511 (1)	Tingo Group, Inc.	22,398	0.0
15,393 (1)	TTM Technologies, Inc.	213,963	0.1
1,589 (1)	Tucows, Inc.	44,079	0.0
2,650 (1)	Turtle Beach Corp.	30,873	0.0
6,837 (1)	Ultra Clean Holdings, Inc.	262,951	0.1
10,564 (1)	Unisys Corp.	42,045	0.0
16,267 (1)	Varonis Systems, Inc.	433,516	0.1
8,072 (1)	Veeco Instruments, Inc.	207,289	0.1
9,649 (1)	Verint Systems, Inc.	338,294	0.1

See Accompanying Notes to Financial Statements
90

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series SC Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
4,179 (1)	Veritone, Inc.	$16,382	0.0
33,808 (1)	Viavi Solutions, Inc.	383,045	0.1
19,261	Vishay Intertechnology, Inc.	566,273	0.2
2,152 (1)	Vishay Precision Group, Inc.	79,947	0.0
9,328 (1)	Vuzix Corp.	47,573	0.0
5,035 (1)	Weave Communications, Inc.	55,939	0.0
7,342 (1)	Workiva, Inc.	746,388	0.2
17,181	Xerox Holdings Corp.	255,825	0.1
6,410 (1)	Xperi, Inc.	84,292	0.0
16,361 (1)	Yext, Inc.	185,043	0.1
20,224 (1)	Zeta Global Holdings Corp.	172,713	0.1
18,822 (1)	Zuora, Inc.	206,477	0.1
		49,599,281	13.3
	Materials: 4.5%
6,188 (1)	5E Advanced Materials, Inc.	20,297	0.0
4,231	AdvanSix, Inc.	148,000	0.0
1,974	Alpha Metallurgical Resources, Inc.	324,447	0.1
4,812	American Vanguard Corp.	85,990	0.0
34,205 (1)	Amyris, Inc.	35,231	0.0
15,021 (1)	Arconic Corp.	444,321	0.1
8,022 (1)	Aspen Aerogels, Inc.	63,294	0.0
19,391 (1)	ATI, Inc.	857,664	0.2
13,472	Avient Corp.	551,005	0.2
4,802	Balchem Corp.	647,358	0.2
8,316	Cabot Corp.	556,257	0.2
2,660	Caledonia Mining Corp. PLC	30,909	0.0
7,233	Carpenter Technology Corp.	405,988	0.1
7,865 (1)	Century Aluminum Co.	68,583	0.0
1,241	Chase Corp.	150,434	0.1
2,671 (1)	Clearwater Paper Corp.	83,656	0.0
48,246 (1)	Coeur Mining, Inc.	137,019	0.0
17,550	Commercial Metals Co.	924,183	0.3
5,195	Compass Minerals International, Inc.	176,630	0.1
19,047 (1)	Constellium SE	327,608	0.1
9,342 (1)	Dakota Gold Corp.	27,279	0.0
13,464 (1)	Danimer Scientific, Inc.	32,044	0.0
12,268 (1)	Diversey Holdings Ltd.	102,929	0.0
14,231 (1)	Ecovyst, Inc.	163,087	0.1
4,165	FutureFuel Corp.	36,860	0.0
7,949	Glatfelter Corp.	24,006	0.0
4,550	Greif, Inc. - Class A	313,449	0.1
3,158	Hawkins, Inc.	150,605	0.1
2,058	Haynes International, Inc.	104,588	0.0
8,021	HB Fuller Co.	573,582	0.2
90,434	Hecla Mining Co.	465,735	0.1
30,765 (1)	i-80 Gold Corp.	69,221	0.0
5,693 (1)	Ingevity Corp.	331,105	0.1
3,749	Innospec, Inc.	376,550	0.1
1,739 (1)	Intrepid Potash, Inc.	39,458	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials (continued)
8,492 (1)	Ivanhoe Electric, Inc. / US	$110,736	0.0
2,397	Kaiser Aluminum Corp.	171,721	0.1
7,648 (1)	Knife River Corp.	332,688	0.1
3,408	Koppers Holdings, Inc.	116,213	0.0
3,268	Kronos Worldwide, Inc.	28,530	0.0
27,115 (1)	Livent Corp.	743,764	0.2
8,729 (1)	LSB Industries, Inc.	85,981	0.0
3,109	Materion Corp.	355,048	0.1
8,324	Mativ Holdings, Inc.	125,859	0.0
4,879	Minerals Technologies, Inc.	281,469	0.1
5,901	Myers Industries, Inc.	114,656	0.0
37,356 (1)	Novagold Resources, Inc.	149,050	0.0
23,306 (1)	O-I Glass, Inc.	497,117	0.1
1,490	Olympic Steel, Inc.	73,010	0.0
15,817 (1)	Origin Materials, Inc.	67,380	0.0
8,835	Orion SA	187,479	0.1
7,170	Pactiv Evergreen, Inc.	54,277	0.0
23,651 (1)	Perimeter Solutions SA	145,454	0.0
6,190 (1)	Perpetua Resources Corp.	22,717	0.0
2,717 (1)	Piedmont Lithium, Inc.	156,798	0.1
17,525 (1)	PureCycle Technologies, Inc.	187,342	0.1
2,079	Quaker Chemical Corp.	405,197	0.1
4,582	Ramaco Resources, Inc.	40,328	0.0
6,573 (1)	Ranpak Holdings Corp.	29,710	0.0
9,949 (1)	Rayonier Advanced Materials, Inc.	42,582	0.0
3,379	Ryerson Holding Corp.	146,581	0.0
4,063	Schnitzer Steel Industries, Inc.	121,849	0.0
6,294	Sensient Technologies Corp.	447,692	0.1
3,236	Stepan Co.	309,232	0.1
18,162 (1)	Summit Materials, Inc.	687,432	0.2
13,722	SunCoke Energy, Inc.	107,992	0.0
5,399	Sylvamo Corp.	218,390	0.1
6,925 (1)	TimkenSteel Corp.	149,372	0.0
6,649	Trimas Corp.	182,781	0.1
5,409	Trinseo PLC	68,532	0.0
17,710	Tronox Holdings PLC	225,094	0.1
338	United States Lime & Minerals, Inc.	70,605	0.0
7,825	Warrior Met Coal, Inc.	304,784	0.1
4,786	Worthington Industries, Inc.	332,483	0.1
		16,747,297	4.5
	Real Estate: 5.9%
14,062	Acadia Realty Trust	202,352	0.1
11,396	Alexander & Baldwin, Inc.	211,738	0.1
377	Alexander’s, Inc.	69,315	0.0
7,846	American Assets Trust, Inc.	150,643	0.0
16,462 (1)	Anywhere Real Estate, Inc.	109,966	0.0
22,553	Apartment Investment and Management Co.	192,152	0.1
31,790	Apple Hospitality REIT, Inc.	480,347	0.1

See Accompanying Notes to Financial Statements
91

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series SC Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate (continued)
11,155	Armada Hoffler Properties, Inc.	$130,290	0.0
10,581	Braemar Hotels & Resorts, Inc.	42,536	0.0
26,397	Brandywine Realty Trust	122,746	0.0
28,185	Broadstone Net Lease, Inc.	435,176	0.1
15,155	CareTrust REIT, Inc.	300,978	0.1
4,350	CBL & Associates Properties, Inc.	95,874	0.0
2,386	Centerspace	146,405	0.0
7,753	Chatham Lodging Trust	72,568	0.0
6,464	City Office REIT, Inc.	36,004	0.0
4,180	Community Healthcare Trust, Inc.	138,024	0.0
44,749 (1)	Compass, Inc.	156,621	0.0
16,927	Corporate Office Properties Trust SBI MD	402,016	0.1
3,936	CTO Realty Growth, Inc.	67,463	0.0
24,343 (1)	Cushman & Wakefield PLC	199,126	0.1
31,706	DiamondRock Hospitality Co.	253,965	0.1
24,125	DigitalBridge Group, Inc.	354,879	0.1
36,553	Diversified Healthcare Trust	82,244	0.0
13,118	Douglas Elliman, Inc.	29,122	0.0
25,098	Douglas Emmett, Inc.	315,482	0.1
13,688	Easterly Government Properties, Inc.	198,476	0.1
13,154	Elme Communities	216,252	0.1
20,807	Empire State Realty Trust, Inc.	155,844	0.0
15,868	Equity Commonwealth	321,486	0.1
22,357	Essential Properties Realty Trust, Inc.	526,284	0.1
10,461	eXp World Holdings, Inc.	212,149	0.1
8,188	Farmland Partners, Inc.	99,975	0.0
3,191 (1)	Forestar Group, Inc.	71,957	0.0
13,180	Four Corners Property Trust, Inc.	334,772	0.1
1,182 (1)	FRP Holdings, Inc.	68,048	0.0
6,897	Getty Realty Corp.	233,257	0.1
6,722	Gladstone Commercial Corp.	83,151	0.0
5,497	Gladstone Land Corp.	89,436	0.0
10,452	Global Medical REIT, Inc.	95,427	0.0
15,440	Global Net Lease, Inc.	158,723	0.1
20,273	Hudson Pacific Properties, Inc.	85,552	0.0
33,549	Independence Realty Trust, Inc.	611,263	0.2
4,191	Innovative Industrial Properties, Inc.	305,985	0.1
10,400	InvenTrust Properties Corp.	240,656	0.1
16,372	JBG SMITH Properties	246,235	0.1
17,721	Kennedy-Wilson Holdings, Inc.	289,384	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate (continued)
32,530	Kite Realty Group Trust	$726,720	0.2
6,321	LTC Properties, Inc.	208,719	0.1
43,210	LXP Industrial Trust	421,298	0.1
32,281	Macerich Co.	363,807	0.1
4,003	Marcus & Millichap, Inc.	126,135	0.0
6,361	National Health Investors, Inc.	333,444	0.1
20,814	Necessity Retail REIT, Inc./The	140,703	0.0
9,473	NETSTREIT Corp.	169,283	0.1
21,325	Newmark Group, Inc.	132,642	0.0
5,144	NexPoint Diversified Real Estate Trust	64,403	0.0
3,614	NexPoint Residential Trust, Inc.	164,365	0.1
7,503	Office Properties Income Trust	57,773	0.0
3,076	One Liberty Properties, Inc.	62,504	0.0
82,038 (1)	Opendoor Technologies, Inc.	329,793	0.1
9,555	Orion Office REIT, Inc.	63,159	0.0
21,889	Outfront Media, Inc.	344,095	0.1
28,640	Paramount Group, Inc.	126,875	0.0
4,208	Peakstone Realty Trust	117,487	0.0
19,062	Pebblebrook Hotel Trust	265,724	0.1
17,530	Phillips Edison & Co., Inc.	597,422	0.2
35,375	Physicians Realty Trust	494,896	0.1
19,402	Piedmont Office Realty Trust, Inc.	141,053	0.0
6,745	Plymouth Industrial REIT, Inc.	155,270	0.0
11,891	PotlatchDeltic Corp.	628,439	0.2
2,952	RE/MAX Holdings, Inc.	56,856	0.0
15,799 (1)	Redfin Corp.	196,224	0.1
18,098	Retail Opportunity Investments Corp.	244,504	0.1
24,189	RLJ Lodging Trust	248,421	0.1
2,502	RMR Group, Inc.	57,971	0.0
13,549	RPT Realty	141,587	0.0
8,736	Ryman Hospitality Properties	811,749	0.2
34,503	Sabra Healthcare REIT, Inc.	406,100	0.1
4,763	Safehold, Inc.	113,026	0.0
2,169	Saul Centers, Inc.	79,884	0.0
25,076	Service Properties Trust	217,910	0.1
28,445	SITE Centers Corp.	376,043	0.1
9,678	SL Green Realty Corp.	290,824	0.1
5,259	St. Joe Co.	254,220	0.1
1,942 (1)	Star Holdings	28,489	0.0
1,042	Stratus Properties, Inc.	27,353	0.0
16,941	Summit Hotel Properties, Inc.	110,286	0.0
31,687	Sunstone Hotel Investors, Inc.	320,672	0.1
15,355	Tanger Factory Outlet Centers, Inc.	338,885	0.1
3,761 (1)	Tejon Ranch Co.	64,727	0.0

See Accompanying Notes to Financial Statements
92

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series SC Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate (continued)
12,136	Terreno Realty Corp.	$729,374	0.2
8,607	UMH Properties, Inc.	137,540	0.0
36,407	Uniti Group, Inc.	168,200	0.1
2,242	Universal Health Realty Income Trust	106,674	0.0
17,226	Urban Edge Properties	265,797	0.1
5,128	Urstadt Biddle Properties, Inc.	109,021	0.0
12,804 (1)	Veris Residential, Inc.	205,504	0.1
8,702	Whitestone REIT	84,409	0.0
17,292	Xenia Hotels & Resorts, Inc.	212,865	0.1
		22,083,468	5.9
	Utilities: 2.9%
8,625	ALLETE, Inc.	499,991	0.1
10,276 (1)	Altus Power, Inc.	55,490	0.0
5,546	American States Water Co.	482,502	0.1
1,474	Artesian Resources Corp.	69,602	0.0
11,256	Avista Corp.	442,023	0.1
9,899	Black Hills Corp.	596,514	0.2
15,017	Brookfield Infrastructure Corp.	684,475	0.2
6,393 (1)	Cadiz, Inc.	25,956	0.0
8,323	California Water Service Group	429,716	0.1
2,673	Chesapeake Utilities Corp.	318,087	0.1
2,448	Consolidated Water Co., Ltd.	59,315	0.0
3,139	Genie Energy Ltd.	44,385	0.0
5,571	MGE Energy, Inc.	440,722	0.1
2,641	Middlesex Water Co.	213,023	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities (continued)
10,034 (1)	Montauk Renewables, Inc.	$74,653	0.0
14,730	New Jersey Resources Corp.	695,256	0.2
5,543	Northwest Natural Holding Co.	238,626	0.1
9,004	NorthWestern Corp.	511,067	0.1
8,244	ONE Gas, Inc.	633,222	0.2
8,021	Ormat Technologies, Inc.	645,370	0.2
6,278	Otter Tail Corp.	495,711	0.1
13,313	PNM Resources, Inc.	600,416	0.2
14,255	Portland General Electric Co.	667,562	0.2
3,897 (1)	Purecycle Corp.	42,867	0.0
4,675	SJW Group	327,764	0.1
9,550	Southwest Gas Holdings, Inc.	607,858	0.2
7,709	Spire, Inc.	489,059	0.1
15,158 (1)	Sunnova Energy International, Inc.	277,543	0.1
2,680	Unitil Corp.	135,903	0.0
2,537	York Water Co.	104,702	0.0
		10,909,380	2.9
	Total Common Stock (Cost $358,422,530)	362,556,934	97.2
	Assets in Excess of Other Liabilities	10,509,217	2.8
	Net Assets	$373,066,151	100.0

(1)
Non-income producing security.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Common Stock*	$362,556,934	$—	$—	$362,556,934
Total Investments, at fair value	$362,556,934	$—	$—	$362,556,934
Other Financial Instruments+
Futures	75,898	—	—	75,898
Total Assets	$362,632,832	$—	$—	$362,632,832

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

See Accompanying Notes to Financial Statements
93

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series SC Portfolio	as of June 30, 2023 (Unaudited) (continued)

At June 30, 2023, the following futures contracts were outstanding for Voya VACS Index Series SC Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	108	09/15/23	$10,279,980	$75,898
			$10,279,980	$75,898
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2023 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$75,898
Total Asset Derivatives		$75,898

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2023 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(14,831)
Total	$(14,831)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$75,898
Total	$75,898
At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $358,422,530.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$34,546,411
Gross Unrealized Depreciation	(30,336,109)
Net Unrealized Appreciation	$4,210,302
See Accompanying Notes to Financial Statements
94

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF NEW MANAGEMENT AND SUB-ADVISORY CONTRACTS FOR NEW PORTFOLIOS
Pursuant to Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), Voya VACS Index Series EM Portfolio (“Series EM Portfolio”), a series of Voya Variable Portfolios, Inc. (“VVPI”); Voya VACS Index Series I Portfolio (“Series I Portfolio”), a series of VVPI; Voya VACS Index Series MC Portfolio (“Series MC Portfolio”), a series of VVPI; Voya VACS Index Series SC Portfolio (“Series SC Portfolio”), a series of VVPI; and Voya VACS Index Series S Portfolio (“Series S Portfolio”), a series of Voya Investors Trust (“VIT”) (each, a “VACS Index Series Portfolio” and collectively, the “VACS Index Series Portfolios”) can enter into a new investment management or sub-advisory contract only if the Boards of Directors/Trustees of VVPI and VIT (the “Board”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of the VACS Index Series Portfolios, as such term is defined under the 1940 Act (the “Independent Directors/Trustees”), determines to approve the new arrangements. Thus, at its meeting held on September 30, 2022, the Board considered the initial approval of the investment management contracts (the “Management Contracts”) with Voya Investments, LLC (“VIL” or the “Adviser”) and the sub-advisory contracts (the “Sub-Advisory Contracts”) between VIL and the sub-adviser, Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”) (together, the “Management and Sub-Advisory Contracts”) for the VACS Index Series Portfolios.
In determining whether to initially approve the Management Contracts and Sub-Advisory Contracts for the VACS Index Series Portfolios, the Board requested, received, evaluated and discussed such information and supporting materials related to that information as it deemed necessary for an informed determination of whether the Management and Sub-Advisory Contracts should be approved. Provided below is a general overview of the Board’s contract approval process that it followed, as well as a discussion of certain specific factors that the Board considered. While the Board gave its attention to information furnished at the request of the Independent Directors/Trustees that was most relevant to its considerations, discussed below are some of the primary matters relevant to the Board’s consideration as to whether to approve the Management and Sub-Advisory Contracts.
The materials provided to the Board in support of each Management and Sub-Advisory Contract for VACS Index Series Portfolio and the VACS Index Series Portfolios included the following: (1) a memorandum and presentation materials presenting management’s rationale for proposing the launch of the VACS Index Series Portfolios that discuss, among other things, VIL’s experience and expertise in the management of other funds within the Voya funds complex with similar investment objectives and strategies, including the existing VACS Index Series Portfolios; (2) information about the VACS Index Series Portfolios’ proposed investment objective and strategies and anticipated portfolio characteristics; (3) Fund Analysis and Comparison Tables sheets for the VACS Index Series Portfolios that compare the VACS Index Series Portfolios’ proposed fee structure to its comparable selected peer group (“SPG”) and Morningstar/Lipper category medians; (4) supporting documentation, including copies of the forms of Management and Sub-Advisory Contracts for the VACS Index Series Portfolios; (5) a memorandum provided by counsel to the Independent Directors/Trustees summarizing the guidelines relevant to the Board’s consideration of the approvals of the Management Contracts; (6) a memorandum and other information provided in response to Section 15(c) requests to the Adviser and Sub-Adviser by counsel to the Independent Directors/Trustees on behalf of the Board; and (7) other information relevant to the Board’s evaluation. In addition, the Board considered the information provided periodically throughout the year in presentations to the Board by VIL in the context of VIL’s oversight and management of other funds in the Voya funds complex.
The Board’s consideration of whether to approve the Management Contracts with VIL on behalf of each VACS Index Series Portfolio took into account several factors, including, but not limited to, the following: (1) the nature, extent and quality of the services to be provided by VIL to the VACS Index Series Portfolios under the proposed Management Contracts; (2) VIL’s experience as a manager-of-managers overseeing sub-advisers to other funds within the Voya funds complex; (3) investment performance information provided to the Board regarding existing series of the Voya funds with substantially similar investment strategies that were achieved by the same portfolio management team; (4) the fairness of the compensation under the proposed Management Contracts in light of the services to be provided to the VACS Index Series Portfolios; (5) the costs for the services to be provided by VIL, including that the proposed management fee would not be subject to breakpoint discounts; (6) the pricing structure (including the estimated expense ratio to be borne by shareholders) of the VACS Index Series Portfolios, including that: (a) the proposed management fee for each VACS Index Series Portfolio is below the average and median management fees of the funds in the Portfolio’s SPG, and (b) the estimated net annual operating expenses for each VACS Index

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ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

Series Portfolio are below the average and median expense ratios of the funds in the Portfolio’s SPG; (7) management’s representations that the VACS Index Series Portfolios’ management fee structure is consistent within the VCAS Index Series Portfolios suite; (8) the projected profitability of VIL; (9) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of VIL, including its management team’s expertise in the management of other series of VIT and VVPI; (10) VIL’s compliance capabilities, as demonstrated by, among other things, its policies and procedures designed to prevent violations of the Federal securities laws, which had previously been approved by the Board in connection with their oversight of other funds in the Voya funds complex; (11) the information that had been provided by VIL at regular Board meetings, and in anticipation of the September 30, 2022 meeting, as well as the annual contract renewal Board meetings regarding existing series of the Voya funds, with respect to its capabilities in overseeing similar asset allocation products; and (12) “fall-out benefits” to VIL and its affiliates that were anticipated to arise from VIL’s management of the VACS Index Series Portfolios.
In reviewing the proposed Sub-Advisory Contracts with Voya IM, the Board considered a number of factors, including, but not limited to, the following: (1) VIL’s view of the reputation of Voya IM, including its strength and reputation in the industry, and its sub-advisory services; (2) the information that had been provided by Voya IM in advance of the September 30, 2022 meeting at which Voya IM presented with respect to its sub-advisory services; (3) the nature, extent and quality of the services to be provided by Voya IM under the proposed Sub-Advisory Contracts; (4) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of Voya IM; (5) the fairness of the compensation under the Sub-Advisory Contract in light of the services to be provided by Voya IM as the VACS Index Series Portfolios’ Sub-Adviser; (6) Voya IM’s operations and compliance program, including its policies and procedures intended to prevent violation of the Federal securities laws, which had been reviewed and evaluated by the Chief Compliance Officer of VIT and VVPI; (7) Voya IM’s financial condition; (8) the appropriateness of the selection of Voya IM in light of the VACS Index Series Portfolios’ investment objectives and prospective investor base; and (9) Voya IM’s Code of Ethics, which was previously approved by the Board.
With respect to the nature and quality of services to be provided by the Adviser and Sub-Adviser, the Board was mindful of the “manager-of-managers” platform that has been developed by the Adviser. The Board recognized that the Adviser would be responsible for monitoring the investment program, performance, and developments/ on-going operations of the Sub-Adviser under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Adviser has developed to provide ongoing oversight of the nature, extent and quality of the services the Sub-Adviser provides to the VACS Index Series Portfolios and the Sub-Adviser’s compliance with applicable laws and regulations. The Board was previously advised that to assist in the selection and monitoring of sub-advisers, the Adviser has developed an oversight process formulated by its Manager Research & Selection Group (“MR&S”), which analyzes both qualitative (such as in-person meetings and telephonic meetings with sub-advisers and research on sub-advisers) and quantitative information (such as performance data, portfolio data and attribution analysis) about the sub-advisers.
The Board considered that MR&S also typically provides reports to the Investment Review Committees (“IRCs”) at their meetings prior to sub-adviser presentations. In addition, the Board considered that MR&S prepares periodic due diligence reports regarding sub-advisers based on on-site visits and information and analysis which team members use to attempt to gain and maintain an in-depth understanding of the sub-advisers’ investment processes and to try to identify issues that may be relevant to a sub-adviser’s services to a Voya fund and/or its performance. The Board also considered that MR&S provides written reports on these due diligence analyses to the pertinent IRC. The Board considered the resources that Management has committed to its services as a manager-of-managers, including resources for reporting to the Board and the IRCs to assist them with their assessment investment performance on an on-going basis throughout the year. This includes the appointment of a Chief Investment Risk Officer and his staff, who report directly to the Board and who have developed attribution analyses and other metrics used by the IRCs to analyze the key factors underlying investment performance for the funds in the Voya family of funds.
The Board also considered that MR&S has developed, based on guidance from the IRCs, a methodology for monitoring the performance of sub-advisers. The Board also recognized that MR&S provides the IRCs with regular updates on the Voya funds and alerts the IRCs to potential issues as they arise. The Board also considered that the Adviser regularly monitors performance, personnel, compliance and other issues that may arise on a day-to-day basis regarding sub-advisers and considered that, if issues are identified either through formal or informal processes, they are brought before the IRCs and the Board for consideration and action and the Adviser

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consistently makes its resources available to the Board and the IRCs to assist with addressing any issues that arise.
The Board considered that the VACS Index Series Portfolios also can benefit from the services of the Adviser’s Investment Risk Management Department (the “IRMD”), under the leadership of the Chief Investment Risk Officer, the costs of which are shared by the Voya funds and the Adviser. The Board considered that the IRMD regularly presents written materials and reports to the IRCs that focus on the investment risks of the Voya funds. The Board also considered that the IRMD provides the IRCs with analyses that are developed to assist the IRCs in identifying performance trends and other areas over consecutive periods. The Board considered that the services to be provided by the IRMD are meant to provide an additional perspective for the benefit of the IRCs, which may vary from the perspective of MR&S. The Board also considered the techniques used by the Adviser to monitor sub-adviser performance.
The Board also considered the extent of benefits provided to the VACS Index Series Portfolios’ shareholders, beyond investment management services, from being part of the Voya family of funds. The Board also took into account the
Adviser’s ongoing efforts to reduce the expenses of the Voya funds through renegotiated arrangements with the Voya funds’ service providers.
After its deliberation, the Board concluded that, in its business judgment, the terms of the Management and Sub-Advisory Contracts with respect to each VACS Index Series Portfolio are fair and reasonable to the VACS Index Series Portfolios and that approval of the Management and Sub-Advisory Contracts is in the best interests of each VACS Index Series Portfolio and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the Management and Sub-Advisory Contracts, and based on the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses relating to the fees payable by each VACS Index Series Portfolio under the Management and Sub-Advisory Contracts. During this approval process, different Board members may have given different weight to different individual factors and related conclusions. Based on these conclusions and other factors, the Board voted to approve the Management and Sub-Advisory Contracts for each VACS Index Series Portfolio.

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Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

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(b) Not applicable.

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

(a)        Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)       Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Investors Trust

By	/s/ Andy Simonoff
Andy Simonoff
Chief Executive Officer

Date: September 5, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Andy Simonoff
Andy Simonoff
Chief Executive Officer

Date: September 5, 2023

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: September 5, 2023